UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Active China ETF
Ticker: JCHI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active China ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active China ETF	$32	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$15,230,277
Total number of portfolio holdings	48
Portfolio turnover rate	40%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCHI-426
JPMorgan Active China ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan ActiveBuilders Emerging Markets Equity ETF

Ticker: JEMA - The NASDAQ Stock Market® LLC (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)

SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan ActiveBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan ActiveBuilders Emerging Markets Equity ETF	$18	0.33%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,603,629,976
Total number of portfolio holdings	525
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMA-426
JPMorgan ActiveBuilders Emerging Markets Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Active Developing Markets Equity ETF

Ticker: JADE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Developing Markets Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Developing Markets Equity ETF	$35	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$29,401,416
Total number of portfolio holdings	136
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JADE-426
JPMorgan Active Developing Markets Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan BetaBuilders Canada ETF

Ticker: BBCA - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Canada ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Canada ETF	$10	0.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$10,710,095,517
Total number of portfolio holdings	79
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBCA-426
JPMorgan BetaBuilders Canada ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

Ticker: BBAX - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	$10	0.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,393,109,506
Total number of portfolio holdings	99
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBAX-426
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan BetaBuilders Emerging Markets Equity ETF

Ticker: BBEM - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Emerging Markets Equity ETF	$8	0.15%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$834,567,088
Total number of portfolio holdings	1,109
Portfolio turnover rate	8%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBEM-426
JPMorgan BetaBuilders Emerging Markets Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan BetaBuilders Europe ETF

Ticker: BBEU - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Europe ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Europe ETF	$5	0.09%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$8,976,120,500
Total number of portfolio holdings	370
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBEU-426
JPMorgan BetaBuilders Europe ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan BetaBuilders International Equity ETF

Ticker: BBIN - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders International Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders International Equity ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,330,986,910
Total number of portfolio holdings	654
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBIN-426
JPMorgan BetaBuilders International Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan BetaBuilders Japan ETF

Ticker: BBJP - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Japan ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Japan ETF	$10	0.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$16,591,940,653
Total number of portfolio holdings	181
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBJP-426
JPMorgan BetaBuilders Japan ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan BetaBuilders U.S. Equity ETF
Ticker: BBUS - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Equity ETF	$1	0.02%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,850,160,104
Total number of portfolio holdings	497
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBUS-426
JPMorgan BetaBuilders U.S. Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Ticker: BBMC - Cboe BZX Exchange, Inc. (Prior to April 16, 2026, NYSE Arca, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,030,093,979
Total number of portfolio holdings	559
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBMC-426
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Ticker: BBSC - Cboe BZX Exchange, Inc. (Prior to April 16, 2026, NYSE Arca, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	$5	0.09%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$731,919,149
Total number of portfolio holdings	736
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBSC-426
JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Diversified Return Emerging Markets Equity ETF

Ticker: JPEM - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return Emerging Markets Equity ETF	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$389,935,548
Total number of portfolio holdings	544
Portfolio turnover rate	15%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPEM-426
JPMorgan Diversified Return Emerging Markets Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Diversified Return International Equity ETF

Ticker: JPIN - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return International Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return International Equity ETF	$19	0.37%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$362,694,665
Total number of portfolio holdings	456
Portfolio turnover rate	13%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIN-426
JPMorgan Diversified Return International Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Diversified Return U.S. Equity ETF

Ticker: JPUS - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Equity ETF	$10	0.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$442,362,477
Total number of portfolio holdings	375
Portfolio turnover rate	12%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPUS-426
JPMorgan Diversified Return U.S. Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Ticker: JPME - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$13	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$439,983,140
Total number of portfolio holdings	355
Portfolio turnover rate	12%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPME-426
JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Ticker: JPSE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$16	0.29%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$586,928,796
Total number of portfolio holdings	555
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPSE-426
JPMorgan Diversified Return U.S. Small Cap Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Dividend Leaders ETF
Ticker: JDIV - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Dividend Leaders ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Dividend Leaders ETF	$24	0.47%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$11,221,870
Total number of portfolio holdings	80
Portfolio turnover rate	37%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JDIV-426
JPMorgan Dividend Leaders ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Equity and Options Total Return ETF

Ticker: JOYT - The NASDAQ Stock Market® LLC (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity and Options Total Return ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity and Options Total Return ETF	$18	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$86,070,779
Total number of portfolio holdings	116
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOYT-426
JPMorgan Equity and Options Total Return ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Flexible Income ETF
Ticker: JFLI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Flexible Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Flexible Income ETF	$12	0.23%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$44,873,326
Total number of portfolio holdings	585
Portfolio turnover rate	42%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFLI-426
JPMorgan Flexible Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Global Select Equity ETF
Ticker: JGLO - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Select Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Select Equity ETF	$24	0.47%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,111,177,322
Total number of portfolio holdings	76
Portfolio turnover rate	57%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGLO-426
JPMorgan Global Select Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Healthcare Leaders ETF
Ticker: JDOC - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Healthcare Leaders ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Healthcare Leaders ETF	$33	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$11,124,653
Total number of portfolio holdings	61
Portfolio turnover rate	41%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JDOC-426
JPMorgan Healthcare Leaders ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Hedged Equity Laddered Overlay ETF

Ticker: HELO - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Laddered Overlay ETF	$25	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$4,017,047,275
Total number of portfolio holdings	167
Portfolio turnover rate	13%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HELO-426
JPMorgan Hedged Equity Laddered Overlay ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Dynamic ETF

Ticker: JIDE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Dynamic ETF (the "Fund") for the period of January 27, 2026 (fund inception) to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Dynamic ETF	$14	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$11,806,121
Total number of portfolio holdings	95
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIDE-426
JPMorgan International Dynamic ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Growth ETF

Ticker: JIG - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Growth ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Growth ETF	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$428,587,931
Total number of portfolio holdings	92
Portfolio turnover rate	37%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIG-426
JPMorgan International Growth ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Hedged Equity Laddered Overlay ETF

Ticker: HOLA - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Hedged Equity Laddered Overlay ETF	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$280,611,253
Total number of portfolio holdings	215
Portfolio turnover rate	12%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HOLA-426
JPMorgan International Hedged Equity Laddered Overlay ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Research Enhanced Equity ETF

Ticker: JIRE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Research Enhanced Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Research Enhanced Equity ETF	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$10,585,146,585
Total number of portfolio holdings	207
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIRE-426
JPMorgan International Research Enhanced Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan International Value ETF

Ticker: JIVE - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Value ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Value ETF	$30	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,487,659,171
Total number of portfolio holdings	352
Portfolio turnover rate	31%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)

Japan
14.0
China
8.4
Canada
7.2
United Kingdom
7.2
South Korea
6.6
United States
5.2
France
4.7
Taiwan
4.3
Germany
3.8
Italy
3.4
Spain
3.2
Netherlands
3.1
Australia
3.0
Others (each less than 3.0%)
22.9
Short-Term Investments
3.0

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIVE-426
JPMorgan International Value ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF

Ticker: HEQQ - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	$25	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$31,639,641
Total number of portfolio holdings	105
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HEQQ-426
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan U.S. Momentum Factor ETF

Ticker: JMOM - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Momentum Factor ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Momentum Factor ETF	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,183,888,059
Total number of portfolio holdings	278
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMOM-426
JPMorgan U.S. Momentum Factor ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan U.S. Quality Factor ETF

Ticker: JQUA - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Quality Factor ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Quality Factor ETF	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,465,905,348
Total number of portfolio holdings	293
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JQUA-426
JPMorgan U.S. Quality Factor ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)

JPMorgan U.S. Value Factor ETF

Ticker: JVAL - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Factor ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Factor ETF	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$732,958,626
Total number of portfolio holdings	388
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JVAL-426
JPMorgan U.S. Value Factor ETF

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements files under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
April 30, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan International Research Enhanced Equity ETF	JIRE	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Australia — 7.9%
ANZ Group Holdings Ltd.	1,460,012	38,780,141
BHP Group Ltd.	3,023,704	119,676,212
Brambles Ltd.	1,292,043	21,050,570
Coles Group Ltd.	964,763	15,376,388
Commonwealth Bank of Australia	762,808	96,080,761
CSL Ltd.	213,211	19,244,550
Glencore plc	1,249,363	9,709,847
Goodman Group, REIT	1,009,025	21,861,276
Insurance Australia Group Ltd.	5,072,580	27,585,204
Macquarie Group Ltd.	176,464	30,315,142
Medibank Pvt Ltd.	9,853,156	33,504,010
National Australia Bank Ltd.	1,675,055	48,455,529
Northern Star Resources Ltd.	583,314	8,941,175
QBE Insurance Group Ltd.	1,710,887	27,712,735
Rio Tinto Ltd.	804,124	98,496,833
Rio Tinto plc	459,230	46,261,259
Santos Ltd.	6,314,794	36,382,021
Telstra Group Ltd.	6,181,483	23,740,131
Transurban Group	2,621,122	26,564,446
Wesfarmers Ltd.	419,124	22,264,858
Westpac Banking Corp.	780,121	21,825,182
Woodside Energy Group Ltd.	726,662	17,372,780
Woolworths Group Ltd.	887,213	22,029,932
		833,230,982
Belgium — 0.8%
Anheuser-Busch InBev SA	396,043	29,925,659
KBC Group NV	383,359	51,024,335
		80,949,994
China — 0.4%
BOC Hong Kong Holdings Ltd.	2,110,000	12,137,118
Prosus NV (a)	722,540	34,980,337
		47,117,455
Denmark — 2.0%
Carlsberg A/S, Class B (a)	268,192	36,316,899
Danske Bank A/S	1,414,690	72,727,097
Novo Nordisk A/S, Class B	1,527,000	64,952,416
Novonesis Novozymes B	630,224	38,724,601
		212,721,013
Finland — 0.5%
Nokia OYJ	1,771,998	22,516,011
Nordea Bank Abp	1,371,994	25,720,896
		48,236,907
INVESTMENTS	SHARES	VALUE($)

France — 10.7%
Air Liquide SA	565,405	121,641,464
Airbus SE (a)	240,519	49,585,272
AXA SA (a)	536,190	25,847,197
BNP Paribas SA	592,807	62,257,490
Capgemini SE	357,826	43,517,528
Cie Generale des Etablissements Michelin SCA (a)	295,860	10,717,839
Engie SA (a)	3,167,551	104,410,623
EssilorLuxottica SA	146,954	31,105,693
Hermes International SCA	7,678	14,688,795
Legrand SA	466,942	83,659,023
L'Oreal SA	65,686	28,290,252
LVMH Moet Hennessy Louis Vuitton SE	121,403	64,854,633
Orange SA	2,889,914	60,174,805
Pernod Ricard SA	351,040	26,096,979
Safran SA	377,622	121,259,264
Societe Generale SA	1,182,198	95,167,009
Thales SA	112,507	30,909,883
TotalEnergies SE	1,004,170	93,361,269
Vinci SA	452,108	68,368,850
		1,135,913,868
Germany — 11.2%
adidas AG	109,877	19,015,061
Allianz SE (Registered)	332,433	151,832,960
BASF SE	95,151	6,102,661
Bayer AG (Registered)	859,343	38,530,991
Continental AG *	233,578	17,673,243
Deutsche Boerse AG	153,824	47,192,879
Deutsche Post AG	950,887	56,306,063
Deutsche Telekom AG (Registered)	2,562,268	82,762,911
E.ON SE	1,856,456	41,158,091
Heidelberg Materials AG	44,566	9,833,188
Infineon Technologies AG (a)	1,663,776	111,897,771
Mercedes-Benz Group AG	286,094	16,676,458
MTU Aero Engines AG	144,019	49,392,252
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	173,652	103,873,793
Rheinmetall AG	21,759	34,701,488
RWE AG	969,889	70,620,120
SAP SE	491,836	82,575,916
Siemens AG (Registered)	595,437	176,940,756
Siemens Energy AG	256,932	54,449,530
Zalando SE * (b)	590,346	14,581,496
		1,186,117,628
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — 1.8%
AIA Group Ltd.	7,308,400	80,237,241
Hong Kong Exchanges & Clearing Ltd.	998,900	53,204,162
Link, REIT	1,610,900	8,111,354
Prudential plc	733,093	11,047,381
Sun Hung Kai Properties Ltd.	1,445,000	25,297,737
Techtronic Industries Co. Ltd.	1,058,000	15,340,683
		193,238,558
Ireland — 0.4%
Kingspan Group plc	506,290	46,843,829
Italy — 2.2%
Enel SpA	1,589,083	18,553,649
Ferrari NV (a)	125,205	43,327,328
FinecoBank Banca Fineco SpA	1,049,533	26,055,312
Prysmian SpA	111,797	17,005,355
Ryanair Holdings plc	456,391	11,974,415
UniCredit SpA	1,553,380	120,048,912
		236,964,971
Japan — 23.0%
Advantest Corp.	350,200	65,388,843
Ajinomoto Co., Inc.	1,903,000	61,163,219
Asahi Group Holdings Ltd.	809,500	7,970,038
Asahi Kasei Corp.	2,562,800	25,217,574
Asics Corp.	1,147,100	32,574,916
Central Japan Railway Co.	925,100	22,193,586
Daiichi Sankyo Co. Ltd.	1,845,900	29,984,963
Denso Corp.	2,276,200	27,196,165
Disco Corp.	90,500	43,058,316
Ebara Corp.	623,700	21,335,474
Fast Retailing Co. Ltd.	118,900	55,971,621
Fuji Electric Co. Ltd.	617,100	51,864,051
Fujitsu Ltd.	1,542,600	30,962,068
Hitachi Ltd.	3,473,000	110,435,666
Hoya Corp.	381,500	71,242,760
IHI Corp.	1,386,800	25,330,691
ITOCHU Corp.	6,498,400	80,535,385
Japan Exchange Group, Inc.	1,466,700	17,470,932
Japan Post Bank Co. Ltd.	1,372,200	23,547,342
Japan Tobacco, Inc.	405,400	15,103,070
Kajima Corp.	533,000	20,831,811
Kao Corp.	905,700	33,750,783
KDDI Corp.	1,930,400	31,590,108
Keyence Corp.	185,900	85,265,996
Kubota Corp.	1,479,200	24,147,122
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Lasertec Corp.	83,400	23,049,960
Mitsubishi Corp.	531,700	17,028,568
Mitsubishi Heavy Industries Ltd.	728,400	21,739,752
Mitsubishi UFJ Financial Group, Inc.	2,981,050	53,548,126
Mitsui & Co. Ltd.	2,521,700	94,679,590
Mitsui Fudosan Co. Ltd.	698,600	7,651,089
Nintendo Co. Ltd.	287,000	14,039,722
Nomura Research Institute Ltd.	743,900	20,077,684
NTT, Inc.	21,309,200	20,756,470
Obayashi Corp.	1,943,900	45,702,413
Obic Co. Ltd.	619,600	16,464,734
Panasonic Holdings Corp.	1,161,200	23,753,287
Recruit Holdings Co. Ltd.	711,700	32,969,477
Renesas Electronics Corp.	632,700	12,794,869
Resona Holdings, Inc.	5,132,100	64,190,616
Sanrio Co. Ltd.	986,100	5,746,608
SBI Holdings, Inc.	720,100	14,530,197
Shin-Etsu Chemical Co. Ltd.	1,758,900	80,983,627
SoftBank Group Corp.	1,642,800	56,116,119
Sony Financial Group, Inc.	19,949,775	17,898,279
Sony Group Corp.	4,040,775	80,958,269
Sumitomo Electric Industries Ltd.	749,500	49,342,773
Sumitomo Mitsui Financial Group, Inc.	3,127,200	110,418,474
Sumitomo Realty & Development Co. Ltd.	1,877,900	58,214,170
Suzuki Motor Corp.	4,023,400	44,995,442
T&D Holdings, Inc.	2,260,200	54,760,156
Takeda Pharmaceutical Co. Ltd.	1,336,700	44,689,617
Terumo Corp.	2,270,400	28,888,617
Tokio Marine Holdings, Inc.	1,660,700	76,054,697
Tokyo Electron Ltd.	341,500	100,634,185
Toyota Motor Corp.	6,478,100	124,349,835
		2,431,159,922
Macau — 0.1%
Sands China Ltd.	3,511,200	7,367,041
Netherlands — 5.2%
Adyen NV * (b)	21,835	24,639,838
Argenx SE *	29,536	23,162,955
ASML Holding NV	231,770	335,034,261
ASR Nederland NV	630,158	47,866,476
Heineken NV	488,405	38,022,252
Koninklijke Ahold Delhaize NV	570,576	26,799,654
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Koninklijke KPN NV	8,712,060	46,588,170
Wolters Kluwer NV	100,671	7,856,916
		549,970,522
Singapore — 1.4%
DBS Group Holdings Ltd.	1,651,631	76,157,807
Oversea-Chinese Banking Corp. Ltd.	2,200,800	37,969,547
Sea Ltd., ADR *	266,190	22,594,207
United Overseas Bank Ltd.	389,000	11,078,354
		147,799,915
Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	1,889,675	41,728,574
Banco de Sabadell SA	14,471,110	56,104,515
Banco Santander SA (a)	10,509,222	128,236,993
Iberdrola SA	3,681,504	86,310,024
Industria de Diseno Textil SA (a)	535,241	32,034,543
		344,414,649
Sweden — 2.6%
Assa Abloy AB, Class B (a)	935,377	36,000,527
Atlas Copco AB, Class A (a)	5,417,500	104,111,588
Swedbank AB, Class A	650,287	22,987,142
Telia Co. AB	3,485,848	18,220,685
Volvo AB, Class B (a)	2,640,048	92,023,526
		273,343,468
Switzerland — 4.4%
ABB Ltd. (Registered)	167,518	16,942,728
Cie Financiere Richemont SA (Registered)	454,156	87,160,439
Givaudan SA (Registered)	2,757	9,831,626
Lonza Group AG (Registered)	113,392	69,715,830
Nestle SA (Registered)	1,463,078	148,121,496
Sandoz Group AG	139,273	11,171,567
SGS SA (Registered)	56,366	6,107,261
UBS Group AG (Registered)	2,023,610	89,548,388
Zurich Insurance Group AG	39,370	27,449,563
		466,048,898
United Kingdom — 13.7%
3i Group plc	1,779,718	61,894,603
AstraZeneca plc	1,147,854	217,773,575
BAE Systems plc	1,946,268	54,132,643
Barclays plc	17,884,912	105,126,050
British American Tobacco plc	1,073,160	63,203,576
Compass Group plc	1,030,270	29,112,357
Diageo plc	798,843	16,152,117
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
GSK plc	1,588,008	41,633,560
HSBC Holdings plc	8,231,620	151,460,376
Lloyds Banking Group plc	18,473,167	25,110,632
London Stock Exchange Group plc	642,565	83,377,179
National Grid plc	4,909,328	87,879,834
NatWest Group plc	10,283,358	82,018,799
Next plc	125,703	22,185,137
Reckitt Benckiser Group plc	571,497	36,363,570
RELX plc	2,245,729	81,893,553
Rolls-Royce Holdings plc	2,825,031	45,459,156
Sage Group plc (The)	3,973,836	47,394,532
SSE plc	2,194,330	78,566,637
Standard Chartered plc	679,979	17,315,549
Tesco plc	6,360,716	41,723,087
Unilever plc	950,231	55,646,507
		1,445,423,029
United States — 7.3%
BP plc	7,969,712	63,086,924
Ferrovial SE	177,904	12,216,940
Haleon plc	6,976,670	32,217,366
InterContinental Hotels Group plc	255,445	36,523,825
Novartis AG (Registered)	856,160	126,531,603
Roche Holding AG	330,944	134,859,681
Sanofi SA	958,606	89,702,972
Schneider Electric SE	234,448	74,603,421
Shell plc	3,715,158	168,916,371
Spotify Technology SA *	76,996	34,382,564
		773,041,667
Total Common Stocks (Cost $8,146,418,540)		10,459,904,316
Short-Term Investments — 3.5%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (c) (d) (Cost $71,894,860)	71,890,032	71,897,221
Investment of Cash Collateral from Securities Loaned — 2.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $293,525,733)	293,525,733	293,525,733
Total Short-Term Investments (Cost $365,420,593)		365,422,954
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	VALUE($)
Total Investments — 102.3% (Cost $8,511,839,133)	10,825,327,270
Liabilities in Excess of Other Assets — (2.3)%	(240,180,685)
NET ASSETS — 100.0%	10,585,146,585

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $283,188,461.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.5%
Pharmaceuticals	7.7
Semiconductors & Semiconductor Equipment	6.4
Insurance	6.2
Capital Markets	3.7
Aerospace & Defense	3.6
Oil, Gas & Consumable Fuels	3.5
Machinery	2.8
Electrical Equipment	2.8
Industrial Conglomerates	2.7
Metals & Mining	2.6
Chemicals	2.6
Diversified Telecommunication Services	2.3
Multi-Utilities	2.2
Automobiles	2.1
Textiles, Apparel & Luxury Goods	2.0
Food Products	1.9
Trading Companies & Distributors	1.8
Electric Utilities	1.7
Beverages	1.4
Construction & Engineering	1.4
Health Care Equipment & Supplies	1.2
Software	1.2
Professional Services	1.2
Personal Care Products	1.1
IT Services	1.0
Specialty Retail	1.0
Consumer Staples Distribution & Retail	1.0
Automobile Components	1.0
Household Durables	1.0
Others (each less than 1.0%)	10.0
Short-Term Investments	3.4
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2026

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)

JPMorgan International Research Enhanced Equity ETF
ASSETS:
Investments in non-affiliates, at value	$10,459,904,316
Investments in affiliates, at value	71,897,221
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	293,525,733
Cash	3,930,883
Segregated cash balance with Authorized Participant for deposit securities	2,801,845
Receivables:
Investment securities sold	68,745,483
Dividends from non-affiliates	43,339,759
Dividends from affiliates	178,230
Tax reclaims	20,969,198
Securities lending income (See Note 2.C.)	210,259
Due from adviser	20,655
Total Assets	10,965,523,582
LIABILITIES:
Payables:
Foreign currency due to custodian, at value	3,087,803
Investment securities purchased	78,921,212
Collateral received on securities loaned (See Note 2.C.)	293,525,733
Collateral upon return of deposit securities	2,801,845
Accrued liabilities:
Investment advisory fees	1,233,519
Administration fees	633,758
Printing and mailing costs	54,806
Custodian and accounting fees	109,644
Other	8,677
Total Liabilities	380,376,997
Net Assets	$10,585,146,585
NET ASSETS:
Paid-in-Capital	$8,443,908,355
Total distributable earnings (loss)	2,141,238,230
Total Net Assets	$10,585,146,585
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	132,627,892
Net asset value, per share	$79.81
Cost of investments in non-affiliates	$8,146,418,540
Cost of investments in affiliates	71,894,860
Investment securities on loan, at value (See Note 2.C.)	283,188,461
Cost of investment of cash collateral (See Note 2.C.)	293,525,733
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	5

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)

JPMorgan International Research Enhanced Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$3,848,210
Interest income from affiliates	8,778
Dividend income from non-affiliates	156,680,725
Dividend income from affiliates	1,088,183
Income from securities lending (net) (See Note 2.C.)	436,754
Foreign taxes withheld (net)	(14,233,332)
Total investment income	147,829,318
EXPENSES:
Investment advisory fees	9,821,670
Administration fees	3,667,313
Custodian and accounting fees	503,171
Interest expense to affiliates	6,448
Professional fees	54,693
Trustees’ and Chief Compliance Officer’s fees	20,507
Printing and mailing costs	146,924
Registration and filing fees	62,504
Other	11,217
Total expenses	14,294,447
Less fees waived	(31,688)
Less expense reimbursements	(2,503,330)
Net expenses	11,759,429
Net investment income (loss)	136,069,889
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	118,995,860
Investments in affiliates	(22,370)
In-kind redemptions of investments in non-affiliates (See Note 4)	203,895,989
Foreign currency transactions	401,494
Net realized gain (loss)	323,270,973
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	561,237,854
Investments in affiliates	6,157
Foreign currency translations	551,729
Change in net unrealized appreciation/depreciation	561,795,740
Net realized/unrealized gains (losses)	885,066,713
Change in net assets resulting from operations	$1,021,136,602
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan International Research Enhanced Equity ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$136,069,889	$194,044,219
Net realized gain (loss)	323,270,973	434,760,944
Change in net unrealized appreciation/depreciation	561,795,740	901,285,574
Change in net assets resulting from operations	1,021,136,602	1,530,090,737
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(285,131,715)	(206,111,066)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	729,842,850	1,291,508,684
NET ASSETS:
Change in net assets	1,465,847,737	2,615,488,355
Beginning of period	9,119,298,848	6,503,810,493
End of period	$10,585,146,585	$9,119,298,848
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,248,038,199	$2,791,795,687
Cost of shares redeemed	(518,195,349)	(1,500,287,003)
Total change in net assets resulting from capital transactions	$729,842,850	$1,291,508,684
SHARE TRANSACTIONS:
Issued	16,700,000	42,400,000
Redeemed	(6,750,000)	(24,200,000)
Net increase in shares from share transactions	9,950,000	18,200,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Research Enhanced Equity ETF (g)
Six Months Ended April 30, 2026 (Unaudited)	$74.34	$1.06	$6.65	$7.71	$(2.24)
Year Ended October 31, 2025	62.25	1.77	12.09	13.86	(1.77)
Year Ended October 31, 2024	52.83	1.64	9.38	11.02	(1.60)
Year Ended October 31, 2023	46.27	1.54	6.33	7.87	(1.31)
Year Ended October 31, 2022	61.89	1.39	(14.54)	(13.15)	(2.47)
Year Ended October 31, 2021	46.43	1.42 (h)	15.11	16.53	(1.07)

(a)
Per share amounts reflect the conversion of the JPMorgan International Research Enhanced Equity Fund ("Acquired Fund") into the JPMorgan International
Research Enhanced Equity ETF (the “Fund”) as of the close of business on June 10, 2022.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 10, 2022. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund NAV is calculated. Prior to the Fund listing on June 13, 2022, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 10, 2022.
Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period November 1, 2020 up through the reorganization.

(h)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have remained the same and the net investment income (loss) ratio would have been 2.44%.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$79.81	$79.80	10.61%	10.64%	$10,585,146,585	0.24%	2.77%	0.29%	11%
74.34	74.31	23.04	22.67	9,119,298,848	0.24	2.65	0.29	25
62.25	62.40	21.10	20.98	6,503,810,493	0.24	2.66	0.30	19
52.83	53.01	17.17	17.54	5,086,537,039	0.24	2.82	0.29	16
46.27	46.28	(22.04)	(22.03)	5,026,188,342	0.24	2.66	0.30	16
61.89	61.89	35.93	35.93	4,562,266,369	0.25	2.46 (h)	0.31	20
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan International Research Enhanced Equity ETF (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to provide long-term capital appreciation.
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	April 30, 2026

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$21,050,570	$812,180,412	$—	$833,230,982
Belgium	—	80,949,994	—	80,949,994
China	—	47,117,455	—	47,117,455
Denmark	36,316,899	176,404,114	—	212,721,013
Finland	—	48,236,907	—	48,236,907
France	—	1,135,913,868	—	1,135,913,868
Germany	41,158,091	1,144,959,537	—	1,186,117,628
Hong Kong	—	193,238,558	—	193,238,558
Ireland	—	46,843,829	—	46,843,829
Italy	—	236,964,971	—	236,964,971
Japan	33,750,783	2,397,409,139	—	2,431,159,922
Macau	—	7,367,041	—	7,367,041
Netherlands	26,799,654	523,170,868	—	549,970,522
Singapore	22,594,207	125,205,708	—	147,799,915
Spain	—	344,414,649	—	344,414,649
Sweden	18,220,685	255,122,783	—	273,343,468
Switzerland	—	466,048,898	—	466,048,898
United Kingdom	41,723,087	1,403,699,942	—	1,445,423,029
United States	34,382,564	738,659,103	—	773,041,667
Total Common Stocks	275,996,540	10,183,907,776	—	10,459,904,316
Short-Term Investments
Investment Companies	71,897,221	—	—	71,897,221
Investment of Cash Collateral from Securities Loaned	293,525,733	—	—	293,525,733
Total Short-Term Investments	365,422,954	—	—	365,422,954
Total Investments in Securities	$641,419,494	$10,183,907,776	$—	$10,825,327,270
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of April 30, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of April 30, 2026.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$283,188,461	$(283,188,461)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$47,146,024	$532,528,395	$507,760,985	$(22,370)	$6,157	$71,897,221	71,890,032	$1,088,183	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	35,958,748	542,549,849	284,982,864	—	—	293,525,733	293,525,733	1,155,383 *	—
Total	$83,104,772	$1,075,078,244	$792,743,849	$(22,370)	$6,157	$365,422,954		$2,243,566	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

12	J.P. Morgan Exchange-Traded Funds	April 30, 2026

E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
H. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2026, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees paid to the Administrator.
C. Distribution Fees— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
D. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended April 30, 2026 and the contractual expense limitation is in place until at least February 28, 2027.
For the six months ended April 30, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$2,503,330
Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended April 30, 2026 was $31,688.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2026

The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$1,210,219,978	$1,093,581,508
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$935,544,221	$505,837,329
During the six months ended April 30, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$8,511,839,133	$2,671,252,252	$357,764,115	$2,313,488,137
At October 31, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$25,745,987	$434,792,202
During the year ended October 31, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$30,293,453
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the

April 30, 2026	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2026, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
12.6%	22.3%
Significant shareholder transactions by the Adviser may impact the Fund's performance and liquidity.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2026, the Fund had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
France	10.8%
Germany	11.3
Japan	23.1
United Kingdom	13.7

16	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
The Fund invests in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	17

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-CONV-ETF-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Management Agreement
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
April 30, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active China ETF	JCHI	NYSE Arca, Inc.
JPMorgan Active Developing Markets Equity ETF	JADE	NYSE Arca, Inc.
JPMorgan ActiveBuilders Emerging Markets Equity ETF	JEMA	The NASDAQ Stock Market® LLC
JPMorgan Dividend Leaders ETF	JDIV	NYSE Arca, Inc.
JPMorgan Equity and Options Total Return ETF	JOYT	The NASDAQ Stock Market® LLC
JPMorgan Flexible Income ETF	JFLI	NYSE Arca, Inc.
JPMorgan Global Select Equity ETF	JGLO	The NASDAQ Stock Market® LLC
JPMorgan Healthcare Leaders ETF	JDOC	The NASDAQ Stock Market® LLC
JPMorgan Hedged Equity Laddered Overlay ETF	HELO	NYSE Arca, Inc.
JPMorgan International Dynamic ETF	JIDE	NYSE Arca, Inc.
JPMorgan International Growth ETF	JIG	NYSE Arca, Inc.
JPMorgan International Value ETF	JIVE	The NASDAQ Stock Market® LLC
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	HEQQ	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Automobile Components — 3.1%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	8,700	158,861
Fuyao Glass Industry Group Co. Ltd., Class A	22,200	192,187
Minth Group Ltd.	26,000	113,705
		464,753
Automobiles — 3.5%
BYD Co. Ltd., Class H	17,700	235,448
Loncin Motor Co. Ltd., Class A	78,800	177,181
XPeng, Inc., Class A *	15,700	125,483
		538,112
Banks — 10.6%
Bank of China Ltd., Class H	572,000	371,434
China Construction Bank Corp., Class H	562,000	634,385
China Merchants Bank Co. Ltd., Class A	109,100	611,905
		1,617,724
Beverages — 2.9%
Kweichow Moutai Co. Ltd., Class A	2,200	445,971
Biotechnology — 0.5%
GenFleet Therapeutics Shanghai, Inc., Class H *	13,400	74,531
Broadline Retail — 8.2%
Alibaba Group Holding Ltd.	76,200	1,255,853
Capital Markets — 3.2%
China International Capital Corp. Ltd., Class H (a)	60,000	156,642
CITIC Securities Co. Ltd., Class A	84,500	337,978
		494,620
Chemicals — 1.4%
Inner Mongolia Berun Chemical Co. Ltd., Class A	159,900	210,604
Communications Equipment — 2.2%
Zhongji Innolight Co. Ltd., Class A	2,600	328,425
Consumer Finance — 0.9%
Qfin Holdings, Inc., ADR	10,341	135,260
Electrical Equipment — 6.9%
Contemporary Amperex Technology Co. Ltd., Class A	10,100	648,560
Hongfa Technology Co. Ltd., Class A	53,260	243,937
Sungrow Power Supply Co. Ltd., Class A	7,800	158,676
		1,051,173
Electronic Equipment, Instruments & Components — 3.3%
Luxshare Precision Industry Co. Ltd., Class A	22,400	222,487
WUS Printed Circuit Kunshan Co. Ltd., Class A	18,300	278,683
		501,170
INVESTMENTS	SHARES	VALUE($)

Entertainment — 3.0%
NetEase, Inc.	19,500	456,479
Food Products — 1.2%
Foshan Haitian Flavouring & Food Co. Ltd., Class H	40,800	182,317
Hotels, Restaurants & Leisure — 2.9%
H World Group Ltd.	53,000	273,646
Haidilao International Holding Ltd. (a)	91,000	167,837
		441,483
Insurance — 5.8%
China Life Insurance Co. Ltd., Class H	48,000	177,074
Ping An Insurance Group Co. of China Ltd., Class A	80,200	699,469
		876,543
Interactive Media & Services — 11.4%
Tencent Holdings Ltd.	28,700	1,743,016
Life Sciences Tools & Services — 1.9%
WuXi AppTec Co. Ltd., Class H (a)	16,500	289,871
Machinery — 5.3%
Sany Heavy Industry Co. Ltd., Class A	70,000	209,177
Shenzhen Inovance Technology Co. Ltd., Class A	11,400	114,951
Weichai Power Co. Ltd., Class H	47,000	233,632
XCMG Construction Machinery Co. Ltd., Class A	172,100	251,505
		809,265
Metals & Mining — 5.3%
China Hongqiao Group Ltd.	54,000	228,585
Chuangxin Industries Holdings Ltd.	87,500	254,276
Zijin Mining Group Co. Ltd., Class H	70,000	325,080
		807,941
Oil, Gas & Consumable Fuels — 3.3%
China Shenhua Energy Co. Ltd., Class H	33,000	204,992
PetroChina Co. Ltd., Class H	194,000	299,248
		504,240
Pharmaceuticals — 2.3%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	43,700	346,248
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro-Fabrication Equipment, Inc., Class A	3,661	203,451
Montage Technology Co. Ltd., Class A	7,730	198,577
NAURA Technology Group Co. Ltd., Class A	5,850	462,970
SG Micro Corp., Class A	10,500	142,173
		1,007,171
Specialty Retail — 1.3%
Pop Mart International Group Ltd. (a)	9,600	195,397
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 2.6%
Huaqin Co. Ltd., Class A	17,000	259,666
Xiaomi Corp., Class B * (a)	35,800	134,329
		393,995
Total Common Stocks (Cost $12,211,814)		15,172,162
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (b) (c) (Cost $40,251)	40,247	40,251
Total Investments — 99.9% (Cost $12,252,065)		15,212,413
Other Assets in Excess of Liabilities — 0.1%		17,864
NET ASSETS — 100.0%		15,230,277

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Argentina — 1.0%
Vista Energy SAB de CV, ADR *	2,706	201,110
YPF SA, ADR *	1,989	89,823
		290,933
Australia — 0.3%
Anglogold Ashanti plc	896	83,265
Brazil — 9.4%
Axia Energia SA	20,273	254,569
Axia Energia SA (Preference) *	5,328	63,719
B3 SA - Brasil Bolsa Balcao	47,529	173,442
Banco BTG Pactual SA	17,809	213,738
Banco do Brasil SA	17,158	77,062
BB Seguridade Participacoes SA	3,821	26,205
Embraer SA, ADR	2,638	165,402
Itau Unibanco Holding SA, ADR	18,484	160,811
Itau Unibanco Holding SA (Preference)	16,482	144,157
MercadoLibre, Inc. *	109	195,397
NU Holdings Ltd., Class A *	17,610	254,993
Petroleo Brasileiro SA, ADR	10,233	203,432
Petroleo Brasileiro SA (Preference)	37,794	376,810
TIM SA	25,867	134,721
Vale SA	13,883	227,991
WEG SA	9,495	86,478
		2,758,927
China — 23.4%
Advanced Micro-Fabrication Equipment, Inc., Class A	2,051	113,979
Alibaba Group Holding Ltd., ADR	1,119	147,574
Alibaba Group Holding Ltd.	16,131	265,855
ANTA Sports Products Ltd.	14,373	150,572
Atour Lifestyle Holdings Ltd., ADR	2,220	84,893
Beijing Huafeng Test & Control Technology Co. Ltd., Class A *	2,521	129,769
BYD Co. Ltd., Class A	4,700	71,325
China Merchants Bank Co. Ltd., Class H	27,699	167,649
China Pacific Insurance Group Co. Ltd., Class H	16,121	70,374
China Yangtze Power Co. Ltd., Class A	18,300	73,187
Contemporary Amperex Technology Co. Ltd., Class A	7,746	497,401
Full Truck Alliance Co. Ltd., ADR	7,345	63,534
Fuyao Glass Industry Group Co. Ltd., Class H (a)	38,475	292,277
H World Group Ltd., ADR	7,153	369,381
Haier Smart Home Co. Ltd., Class A	14,300	45,197
Haier Smart Home Co. Ltd., Class H	28,922	81,689
Huayu Automotive Systems Co. Ltd., Class A	12,800	34,964
INVESTMENTS	SHARES	VALUE($)

China — continued
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,600	22,537
JD.com, Inc., Class A	2,791	42,284
Kweichow Moutai Co. Ltd., Class A	900	182,443
Lenovo Group Ltd.	117,609	176,851
Loncin Motor Co. Ltd., Class A	36,900	82,969
Midea Group Co. Ltd., Class A	30,400	361,637
Montage Technology Co. Ltd., Class A	6,406	164,565
NetEase, Inc.	13,209	309,212
PetroChina Co. Ltd., Class H	217,459	335,434
Ping An Insurance Group Co. of China Ltd., Class H	30,556	248,362
Shenzhen Inovance Technology Co. Ltd., Class A	14,400	145,201
Shenzhou International Group Holdings Ltd.	29,983	182,759
Sieyuan Electric Co. Ltd., Class A	6,058	173,545
Tencent Holdings Ltd.	18,098	1,099,133
Tencent Music Entertainment Group, ADR	5,117	46,923
Trip.com Group Ltd., ADR *	1,688	91,506
XCMG Construction Machinery Co. Ltd., Class A	62,200	90,899
Yum China Holdings, Inc.	2,363	114,487
Zhongji Innolight Co. Ltd., Class A	1,500	189,476
Zijin Mining Group Co. Ltd., Class H	34,863	161,904
		6,881,747
Greece — 1.2%
National Bank of Greece SA	17,394	275,663
Piraeus Bank SA *	6,964	65,929
		341,592
Guatemala — 0.6%
Millicom International Cellular SA	2,147	182,237
Hong Kong — 1.7%
AIA Group Ltd.	21,556	236,658
Hong Kong Exchanges & Clearing Ltd.	2,079	110,733
Techtronic Industries Co. Ltd.	11,004	159,555
		506,946
Hungary — 0.6%
OTP Bank Nyrt.	1,351	181,208
India — 6.6%
Bajaj Auto Ltd.	1,205	127,314
Bajaj Finance Ltd.	22,765	226,117
Bharat Electronics Ltd.	18,341	83,730
Bharti Airtel Ltd.	7,252	144,967
Cholamandalam Investment and Finance Co. Ltd.	8,339	138,238
HDFC Asset Management Co. Ltd. (a)	6,934	198,958
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
HDFC Bank Ltd., ADR	7,268	184,680
HDFC Bank Ltd.	6,428	52,575
Infosys Ltd., ADR (b)	900	11,214
MakeMyTrip Ltd. *	1,736	81,957
Maruti Suzuki India Ltd.	259	36,540
Max Healthcare Institute Ltd.	7,929	83,425
NTPC Ltd.	31,063	131,163
Polycab India Ltd.	1,068	91,728
Power Grid Corp. of India Ltd.	48,148	162,139
Shriram Finance Ltd.	12,913	128,427
Tata Consultancy Services Ltd.	1,811	47,525
		1,930,697
Indonesia — 1.8%
Bank Central Asia Tbk. PT	593,600	201,254
Bank Rakyat Indonesia Persero Tbk. PT	944,500	163,393
Telkom Indonesia Persero Tbk. PT	1,104,300	180,645
		545,292
Mexico — 3.1%
Arca Continental SAB de CV	8,228	98,909
Grupo Financiero Banorte SAB de CV, Class O	34,562	376,653
Grupo Mexico SAB de CV	20,108	220,436
Southern Copper Corp.	366	62,839
Wal-Mart de Mexico SAB de CV	52,890	167,222
		926,059
Panama — 0.3%
Copa Holdings SA, Class A	821	94,973
Peru — 0.7%
Credicorp Ltd.	653	211,683
Portugal — 0.3%
Jeronimo Martins SGPS SA	3,237	77,730
Saudi Arabia — 1.9%
Al Rajhi Bank	7,986	146,415
Saudi Arabian Oil Co. (a)	21,740	161,250
Saudi National Bank (The)	23,193	242,907
		550,572
Singapore — 0.5%
Grab Holdings Ltd., Class A *	18,672	71,327
Sea Ltd., ADR *	917	77,835
		149,162
South Africa — 2.4%
Absa Group Ltd.	4,697	65,857
INVESTMENTS	SHARES	VALUE($)

South Africa — continued
Capitec Bank Holdings Ltd.	630	163,581
FirstRand Ltd.	17,600	93,317
Gold Fields Ltd.	6,829	289,292
Nedbank Group Ltd.	5,619	89,716
Shoprite Holdings Ltd.	1,273	21,456
		723,219
South Korea — 16.8%
Coupang, Inc. *	3,611	72,148
Hana Financial Group, Inc.	2,535	220,245
Hanwha Aerospace Co. Ltd.	413	394,566
Kia Corp.	2,783	287,044
KIWOOM Securities Co. Ltd.	427	116,422
Samsung Biologics Co. Ltd. * (a)	78	77,769
Samsung Electronics Co. Ltd.	12,141	1,828,285
Samsung Electronics Co. Ltd. (Preference)	2,232	240,908
Samsung Fire & Marine Insurance Co. Ltd.	597	185,556
Shinhan Financial Group Co. Ltd.	4,281	290,717
SK hynix, Inc.	1,372	1,223,507
		4,937,167
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	10,235	226,013
Taiwan — 21.6%
Accton Technology Corp.	4,031	295,217
Advantech Co. Ltd.	9,534	109,026
ASE Technology Holding Co. Ltd.	23,304	365,282
Asia Vital Components Co. Ltd.	1,139	104,279
Chroma ATE, Inc.	1,688	115,342
Delta Electronics, Inc.	3,300	231,414
Elite Material Co. Ltd.	1,840	274,168
MediaTek, Inc.	3,562	297,362
MPI Corp.	969	155,586
Quanta Computer, Inc.	37,917	378,066
Realtek Semiconductor Corp.	13,257	226,329
Taiwan Semiconductor Manufacturing Co. Ltd.	53,156	3,690,189
Wistron Corp.	23,319	102,700
		6,344,960
Thailand — 0.7%
SCB X PCL, NVDR	50,000	201,120
Turkey — 1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	28,851	268,655
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
BIM Birlesik Magazalar A/S	6,257	102,793
Turkiye Garanti Bankasi A/S	10,424	30,863
		402,311
United Arab Emirates — 1.2%
Abu Dhabi Islamic Bank PJSC	14,656	87,517
Emaar Properties PJSC	87,047	280,291
		367,808
United States — 0.5%
Monolithic Power Systems, Inc.	84	135,610
Total Common Stocks (Cost $20,982,036)		29,051,231
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (c) (d) (Cost $204,137)	204,117	204,137
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $11,131)	11,131	11,131
Total Short-Term Investments (Cost $215,268)		215,268
Total Investments — 99.5% (Cost $21,197,304)		29,266,499
Other Assets in Excess of Liabilities — 0.5%		134,917
NET ASSETS — 100.0%		29,401,416

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $10,878.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	22.2%
Banks	14.6
Technology Hardware, Storage & Peripherals	10.0
Oil, Gas & Consumable Fuels	4.7
Interactive Media & Services	3.8
Metals & Mining	3.6
Aerospace & Defense	3.1
Electrical Equipment	2.9
Capital Markets	2.8
Broadline Retail	2.7
Insurance	2.6
Hotels, Restaurants & Leisure	2.5
Electronic Equipment, Instruments & Components	2.1
Automobiles	2.1
Consumer Finance	1.7
Household Durables	1.7
Communications Equipment	1.7
Electric Utilities	1.6
Wireless Telecommunication Services	1.6
Machinery	1.3
Consumer Staples Distribution & Retail	1.3
Entertainment	1.2
Textiles, Apparel & Luxury Goods	1.1
Automobile Components	1.1
Beverages	1.0
Real Estate Management & Development	1.0
Others (each less than 1.0%)	3.3
Short-Term Investments	0.7
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Argentina — 0.1%
Vista Energy SAB de CV, ADR *	4,212	313,036
YPF SA, ADR *	18,065	815,815
		1,128,851
Australia — 0.0% ^
Anglogold Ashanti plc	7,329	681,078
Austria — 0.0% ^
Raiffeisen Bank International AG	9,729	530,675
Brazil — 6.3%
Axia Energia SA (Preference)	457,882	6,306,303
Axia Energia SA (Preference) *	120,346	1,439,252
B3 SA - Brasil Bolsa Balcao	1,418,207	5,175,290
Banco BTG Pactual SA	552,441	6,630,229
Banco do Brasil SA	335,794	1,508,150
Banco Santander Brasil SA	68,698	403,576
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	412,755	2,769,038
Cia de Saneamento de Minas Gerais Copasa MG	49,889	545,859
Embraer SA, ADR	31,208	1,956,742
Fleury SA	82,218	268,315
Itau Unibanco Holding SA (Preference)	1,210,015	10,583,172
Itausa SA (Preference)	743,466	2,088,455
Localiza Rent a Car SA	283,038	2,643,014
Marcopolo SA (Preference)	414,340	543,048
MercadoLibre, Inc. *	3,915	7,018,146
Motiva Infraestrutura de Mobilidade SA	93,249	302,243
NU Holdings Ltd., Class A *	575,665	8,335,629
Petroleo Brasileiro SA, ADR	1,023,551	22,548,829
Porto Seguro SA	33,805	341,750
Raia Drogasil SA	410,021	1,810,061
Telefonica Brasil SA	421,870	3,355,842
TIM SA	716,656	3,732,493
TOTVS SA	46,361	299,599
Ultrapar Participacoes SA	153,739	929,550
Vale SA, ADR	308,561	5,048,058
Vibra Energia SA	89,590	603,925
WEG SA	377,665	3,439,697
		100,626,265
Chile — 0.1%
Banco Santander Chile	17,939,292	1,434,449
Sociedad Quimica y Minera de Chile SA (Preference), Class B *	7,796	716,994
		2,151,443
INVESTMENTS	SHARES	VALUE($)

China — 22.5%
Advanced Micro-Fabrication Equipment, Inc., Class A	43,499	2,417,347
Agricultural Bank of China Ltd., Class H	885,000	690,387
Akeso, Inc. * (a)	21,000	368,381
Alibaba Group Holding Ltd.	1,774,386	29,243,680
Anhui Yingliu Electromechanical Co. Ltd., Class A	80,100	892,192
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	9,990	368,575
Anjoy Foods Group Co. Ltd., Class H	29,800	346,774
ANTA Sports Products Ltd.	250,800	2,627,387
Atour Lifestyle Holdings Ltd., ADR	10,221	390,850
BAIC BluePark New Energy Technology Co. Ltd., Class A *	451,000	471,581
Baidu, Inc., Class A *	47,000	742,178
Bank of China Ltd., Class H	6,226,000	4,042,915
Beijing Huafeng Test & Control Technology Co. Ltd., Class A *	38,658	1,989,932
Busy Ming Group Co. Ltd., Class H *	10,500	590,062
BYD Co. Ltd., Class H	137,000	1,822,397
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	21,000	383,457
China CITIC Bank Corp. Ltd., Class H	1,334,000	1,398,966
China Coal Energy Co. Ltd., Class H	244,000	456,485
China Construction Bank Corp., Class H	7,361,000	8,309,096
China Hongqiao Group Ltd.	572,000	2,421,304
China International Capital Corp. Ltd., Class H (a)	634,800	1,657,268
China Life Insurance Co. Ltd., Class H	369,000	1,361,261
China Merchants Bank Co. Ltd., Class H	1,700,000	10,289,319
China Merchants Port Holdings Co. Ltd.	208,000	413,708
China Minsheng Banking Corp. Ltd., Class H	2,805,000	1,280,070
China Oilfield Services Ltd., Class H	278,000	335,666
China Pacific Insurance Group Co. Ltd., Class H	710,400	3,101,158
China Petroleum & Chemical Corp., Class H	3,502,000	2,068,946
China Resources Beer Holdings Co. Ltd.	140,500	484,122
China Resources Land Ltd.	157,000	659,641
China Shenhua Energy Co. Ltd., Class H	363,500	2,258,016
China Taiping Insurance Holdings Co. Ltd.	173,200	495,161
China Tower Corp. Ltd., Class H (a)	326,600	462,830
China Yangtze Power Co. Ltd., Class A	379,675	1,518,422
Chuangxin Industries Holdings Ltd.	791,500	2,300,108
CIMC Enric Holdings Ltd.	260,000	348,216
CITIC Securities Co. Ltd., Class H	602,500	2,139,136
Contemporary Amperex Technology Co. Ltd., Class A	247,800	15,912,194
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
COSCO SHIPPING Holdings Co. Ltd., Class H	213,500	392,518
ENN Energy Holdings Ltd.	81,800	641,256
Focus Media Information Technology Co. Ltd., Class A	1,840,100	1,697,740
Foshan Haitian Flavouring & Food Co. Ltd., Class H	275,900	1,232,876
Foxconn Industrial Internet Co. Ltd., Class A	195,800	1,818,578
Full Truck Alliance Co. Ltd., ADR	102,852	889,670
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,144,800	8,696,534
GenFleet Therapeutics Shanghai, Inc., Class H *	144,000	800,935
GF Securities Co. Ltd., Class H	280,000	634,795
Guangdong Dtech Technology Co. Ltd., Class A	24,100	838,314
Guangdong Investment Ltd.	334,000	348,818
H World Group Ltd.	2,078,886	10,733,557
Haidilao International Holding Ltd. (a)	1,744,000	3,216,569
Haier Smart Home Co. Ltd., Class H	495,000	1,398,105
Hangzhou Tigermed Consulting Co. Ltd., Class H (a)	116,700	604,018
Harbin Electric Co. Ltd., Class H	194,000	579,233
Hongfa Technology Co. Ltd., Class A	329,880	1,510,889
Huaming Power Equipment Co. Ltd., Class A	291,600	1,050,144
Huaqin Co. Ltd., Class A	24,900	380,335
Huayu Automotive Systems Co. Ltd., Class A	126,200	344,723
Hwatsing Technology Co. Ltd., Class A	21,019	612,256
Industrial & Commercial Bank of China Ltd., Class H	1,342,000	1,209,075
Inner Mongolia Berun Chemical Co. Ltd., Class A	827,500	1,089,899
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	429,613	1,728,956
Jason Furniture Hangzhou Co. Ltd., Class A	80,000	340,084
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	304,100	2,409,472
Kanzhun Ltd., ADR	25,132	339,785
KE Holdings, Inc., Class A	53,900	299,287
Kingdee International Software Group Co. Ltd. *	221,000	244,500
Kuaishou Technology (a)	108,000	601,218
Kunlun Energy Co. Ltd.	446,000	429,206
Kweichow Moutai Co. Ltd., Class A	44,600	9,041,044
Lenovo Group Ltd.	1,180,000	1,774,392
Loncin Motor Co. Ltd., Class A	776,600	1,746,178
Lonking Holdings Ltd.	907,000	386,106
Luxshare Precision Industry Co. Ltd., Class A	250,300	2,486,095
INVESTMENTS	SHARES	VALUE($)

China — continued
Meitu, Inc. (a)	375,500	202,183
Midea Group Co. Ltd., Class A	770,012	9,160,025
Minimax Group, Inc. * (b)	2,320	216,755
Minth Group Ltd.	566,600	2,477,899
Montage Technology Co. Ltd., Class A	196,328	5,043,495
Muyuan Foods Co. Ltd., Class H *	90,400	478,517
NARI Technology Co. Ltd., Class A	106,848	407,372
NAURA Technology Group Co. Ltd., Class A	46,275	3,662,214
NetEase, Inc.	585,748	13,711,883
New China Life Insurance Co. Ltd., Class H	112,300	737,501
New Oriental Education & Technology Group, Inc.	86,300	470,896
OmniVision Integrated Circuits Group, Inc.	15,900	230,079
PDD Holdings, Inc., ADR *	30,706	3,066,915
People's Insurance Co. Group of China Ltd. (The), Class H	2,132,000	1,458,750
PetroChina Co. Ltd., Class H	7,126,000	10,991,957
PICC Property & Casualty Co. Ltd., Class H	810,000	1,463,154
Ping An Insurance Group Co. of China Ltd., Class H	1,778,500	14,455,831
Pop Mart International Group Ltd. (a) (b)	86,000	1,750,429
Qfin Holdings, Inc., Class A	102,300	667,693
Sany Heavy Industry Co. Ltd., Class A	547,600	1,636,360
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	52,400	672,871
Shenzhen Inovance Technology Co. Ltd., Class A	181,800	1,833,163
Shenzhou International Group Holdings Ltd.	372,700	2,271,764
Sieyuan Electric Co. Ltd., Class A	136,000	3,896,035
Silergy Corp.	56,000	766,406
Sinotrans Ltd., Class H	609,000	397,359
Sinotruk Hong Kong Ltd.	116,000	569,596
SITC International Holdings Co. Ltd.	177,000	741,094
StarPower Semiconductor Ltd., Class A	31,900	485,277
Sungrow Power Supply Co. Ltd., Class A	12,300	250,220
Sunresin New Materials Co. Ltd., Class A	86,300	809,421
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	54,800	1,510,961
TCL Electronics Holdings Ltd.	240,000	463,791
Tencent Holdings Ltd.	998,400	60,635,094
Tencent Music Entertainment Group, Class A	264,700	1,207,792
Tingyi Cayman Islands Holding Corp.	778,000	1,200,411
Trip.com Group Ltd. *	76,518	4,131,893
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	15,596	650,420
Vipshop Holdings Ltd., ADR	25,053	360,513
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Weichai Power Co. Ltd., Class H	625,000	3,106,805
WUS Printed Circuit Kunshan Co. Ltd., Class A	144,500	2,200,532
WuXi AppTec Co. Ltd., Class H (a)	76,600	1,345,702
XCMG Construction Machinery Co. Ltd., Class A	2,469,600	3,609,050
Xiaomi Corp., Class B * (a)	851,000	3,193,124
Xinyi Solar Holdings Ltd.	3,244,000	1,194,212
XPeng, Inc., Class A *	54,500	435,592
Xtep International Holdings Ltd.	403,500	221,621
Yankuang Energy Group Co. Ltd., Class H	156,000	327,313
YTO Express Group Co. Ltd., Class A	151,715	478,181
Yum China Holdings, Inc.	86,040	4,168,638
Yunnan Energy New Material Group Co. Ltd., Class A *	60,700	742,465
Yunnan Yuntianhua Co. Ltd., Class A	90,700	482,197
Yutong Bus Co. Ltd., Class A	89,600	464,444
Zhejiang Cfmoto Power Co. Ltd., Class A	8,500	342,659
Zhejiang Expressway Co. Ltd., Class H *	318,000	315,057
Zhejiang NHU Co. Ltd., Class A	126,100	643,954
Zhongji Innolight Co. Ltd., Class A	42,900	5,419,008
Zhuzhou CRRC Times Electric Co. Ltd., Class H	216,800	990,596
Zijin Mining Group Co. Ltd., Class H	1,428,000	6,631,635
ZTO Express Cayman, Inc.	10,900	276,193
		361,339,315
Colombia — 0.1%
Ecopetrol SA	477,666	341,332
Grupo Cibest SA (Preference)	52,307	897,926
		1,239,258
Cyprus — 0.1%
Bank of Cyprus Holdings plc	80,913	876,842
Czech Republic — 0.0% ^
Moneta Money Bank A/S (a)	47,066	414,321
Georgia — 0.0% ^
Lion Finance Group plc	3,148	472,914
Greece — 0.9%
Alpha Bank SA	236,225	948,026
Eurobank SA	290,628	1,264,539
Hellenic Telecommunications Organization SA	16,251	346,556
Metlen Energy & Metals plc * (b)	37,026	1,564,806
Motor Oil Hellas Corinth Refineries SA	6,536	291,497
National Bank of Greece SA	342,678	5,430,826
Optima bank SA	69,493	727,041
INVESTMENTS	SHARES	VALUE($)

Greece — continued
Piraeus Bank SA *	343,582	3,252,710
Public Power Corp. SA	21,040	446,734
		14,272,735
Guatemala — 0.2%
Millicom International Cellular SA	45,339	3,848,374
Hong Kong — 1.0%
AIA Group Ltd.	695,200	7,632,441
Hong Kong Exchanges & Clearing Ltd.	63,700	3,392,837
Stella International Holdings Ltd.	459,000	870,825
Techtronic Industries Co. Ltd.	250,500	3,632,175
WH Group Ltd. (a)	378,000	459,440
		15,987,718
Hungary — 0.5%
Magyar Telekom Telecommunications plc	89,736	710,825
MOL Hungarian Oil & Gas plc	53,167	708,681
OTP Bank Nyrt.	50,174	6,729,785
		8,149,291
India — 9.7%
ABB India Ltd.	9,997	763,674
Asian Paints Ltd.	14,210	368,727
Axis Bank Ltd., GDR (a)	28,941	1,930,365
Bajaj Auto Ltd.	22,923	2,421,925
Bajaj Finance Ltd.	736,342	7,313,822
Bajaj Finserv Ltd.	167,786	3,103,634
Bank of Baroda	195,920	546,623
Bharat Electronics Ltd.	491,659	2,244,527
Bharat Petroleum Corp. Ltd.	113,440	361,213
Bharti Airtel Ltd.	167,886	3,356,029
Biocon Ltd.	194,197	738,709
Blue Star Ltd.	87,728	1,654,957
Canara Bank	223,450	318,917
CG Power & Industrial Solutions Ltd.	158,993	1,365,885
Cholamandalam Investment and Finance Co. Ltd.	226,810	3,759,887
Coal India Ltd.	96,425	490,421
Coforge Ltd.	94,573	1,203,061
Computer Age Management Services Ltd.	146,374	1,146,152
Delhivery Ltd. *	313,814	1,550,787
Dr Lal PathLabs Ltd. (a)	15,167	219,590
Dr Reddy's Laboratories Ltd., ADR	121,494	1,657,178
Dr Reddy's Laboratories Ltd.	252,409	3,525,114
Embassy Office Parks, REIT	574,340	2,575,092
Eternal Ltd. *	989,204	2,595,585
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Havells India Ltd.	92,456	1,210,865
HDFC Asset Management Co. Ltd. (a)	86,337	2,477,280
HDFC Bank Ltd., ADR	322,910	8,205,143
HDFC Bank Ltd.	1,159,255	9,481,633
HDFC Life Insurance Co. Ltd. (a)	326,274	2,026,630
Hero MotoCorp Ltd.	11,897	642,877
Hindalco Industries Ltd.	36,486	400,857
Hindustan Petroleum Corp. Ltd.	98,851	391,833
Hindustan Zinc Ltd.	53,808	340,670
ICICI Bank Ltd., ADR	46,271	1,230,346
ICICI Bank Ltd.	761,100	10,212,699
IndusInd Bank Ltd. *	39,292	381,506
Info Edge India Ltd.	152,726	1,573,856
Infosys Ltd.	520,528	6,552,989
ITC Ltd.	431,575	1,436,947
Kotak Mahindra Bank Ltd.	1,611,055	6,542,941
Lenskart Solutions Ltd. *	78,960	431,892
Mahindra & Mahindra Ltd.	181,552	5,954,407
MakeMyTrip Ltd. *	37,840	1,786,426
Malco Energy Ltd. ‡ *	88,891	113,345
Maruti Suzuki India Ltd.	5,707	805,148
Max Financial Services Ltd. *	165,257	2,760,907
Max Healthcare Institute Ltd.	357,095	3,757,184
Multi Commodity Exchange of India Ltd.	99,751	3,142,751
Muthoot Finance Ltd.	13,957	505,743
National Aluminium Co. Ltd.	154,939	655,566
NTPC Ltd.	178,540	753,882
Oil & Natural Gas Corp. Ltd.	141,523	448,646
PB Fintech Ltd. *	110,145	1,943,665
Polycab India Ltd.	10,615	911,696
Power Grid Corp. of India Ltd.	1,328,335	4,473,176
Punjab National Bank	691,463	801,032
Reliance Industries Ltd.	555,007	8,417,457
SBI Life Insurance Co. Ltd. (a)	149,352	2,868,411
Shriram Finance Ltd.	189,007	1,879,788
State Bank of India	81,685	923,939
Syngene International Ltd. (a)	152,611	755,693
Talwandi Sabo Power Ltd. ‡ *	88,891	113,345
Tata Consultancy Services Ltd.	193,574	5,079,829
Tata Motors Ltd. *	313,826	1,371,200
Tata Power Co. Ltd. (The)	81,511	383,589
Tech Mahindra Ltd.	44,052	688,601
Trent Ltd.	16,343	717,500
Tube Investments of India Ltd.	46,661	1,452,963
INVESTMENTS	SHARES	VALUE($)

India — continued
UltraTech Cement Ltd.	2,151	263,925
Union Bank of India Ltd.	236,325	415,658
Varun Beverages Ltd.	391,904	2,134,701
Vedanta Aluminium Metal Ltd. ‡ *	88,891	113,345
Vedanta Iron and Steel Ltd. ‡ *	88,891	113,345
Vedanta Ltd.	88,891	255,275
		155,514,976
Indonesia — 1.0%
Aneka Tambang Tbk.	1,861,200	403,908
Archi Indonesia Tbk. PT	3,179,700	285,405
Astra International Tbk. PT	1,583,800	548,690
Bank Central Asia Tbk. PT	20,763,300	7,039,595
Bank Rakyat Indonesia Persero Tbk. PT	20,340,270	3,518,757
Jardine Matheson Holdings Ltd.	4,000	272,689
Telkom Indonesia Persero Tbk. PT	25,636,500	4,193,695
		16,262,739
Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC, GDR (a)	45,069	1,558,937
Halyk Savings Bank of Kazakhstan JSC, GDR (a)	2,064	70,795
Kaspi.KZ JSC, ADR	20,526	1,761,952
NAC Kazatomprom JSC, GDR (a)	24,009	2,122,884
		5,514,568
Malaysia — 0.5%
AMMB Holdings Bhd.	221,600	343,155
CIMB Group Holdings Bhd.	945,800	1,826,539
Frontken Corp. Bhd.	267,500	285,482
Gamuda Bhd.	334,000	372,701
Hong Leong Bank Bhd.	84,100	471,375
Malayan Banking Bhd.	823,400	2,299,451
Petronas Chemicals Group Bhd.	238,200	355,066
Press Metal Aluminium Holdings Bhd.	287,200	624,081
Public Bank Bhd.	812,400	957,971
Sunway Bhd.	413,100	559,433
		8,095,254
Mexico — 2.1%
America Movil SAB de CV	402,133	534,996
Arca Continental SAB de CV	223,877	2,691,240
Cemex SAB de CV	2,182,365	2,681,029
Corp. Inmobiliaria Vesta SAB de CV	220,767	787,853
Fomento Economico Mexicano SAB de CV	154,033	1,819,368
Gentera SAB de CV	550,170	1,437,746
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Grupo Aeroportuario del Centro Norte SAB de CV	21,021	277,376
Grupo Aeroportuario del Pacifico SAB de CV, Class B	37,179	936,344
Grupo Aeroportuario del Sureste SAB de CV, Class B	67,959	2,066,489
Grupo Financiero Banorte SAB de CV, Class O	948,122	10,332,541
Grupo Mexico SAB de CV	466,334	5,112,228
Promotora y Operadora de Infraestructura SAB de CV	21,259	336,595
Regional SAB de CV	109,216	916,943
Southern Copper Corp.	3,131	537,561
Wal-Mart de Mexico SAB de CV	1,131,150	3,576,347
		34,044,656
Panama — 0.1%
Copa Holdings SA, Class A	16,295	1,885,006
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	30,828	1,004,685
Credicorp Ltd.	20,944	6,789,416
Intercorp Financial Services, Inc.	7,202	321,065
		8,115,166
Philippines — 0.1%
BDO Unibank, Inc.	263,624	492,965
International Container Terminal Services, Inc.	104,190	1,203,333
Jollibee Foods Corp.	94,520	244,468
		1,940,766
Poland — 0.5%
Benefit Systems SA *	1,012	1,117,273
Budimex SA	3,411	620,131
KGHM Polska Miedz SA *	22,707	1,907,387
KRUK SA	3,609	434,567
ORLEN SA	16,537	607,777
Powszechny Zaklad Ubezpieczen SA	156,284	2,749,485
		7,436,620
Portugal — 0.1%
Jeronimo Martins SGPS SA	85,517	2,053,509
Romania — 0.1%
Banca Transilvania SA	73,495	602,358
OMV Petrom SA	2,852,583	647,641
		1,249,999
Russia — 0.0%
Gazprom PJSC, ADR ‡ *	12,780	—
INVESTMENTS	SHARES	VALUE($)

Russia — continued
Gazprom PJSC ‡ *	1,135,066	—
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	—
GMK Norilskiy Nickel PAO ‡ *	203,600	—
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	—
Moscow Exchange MICEX-RTS PJSC ‡ *	571,670	—
Rosneft Oil Co. PJSC ‡ *	141,777	—
Sberbank of Russia PJSC ‡ *	629,236	—
Severstal PAO, GDR ‡ * (a)	98,048	—
VTB Bank PJSC ‡ *	33,690	—
X5 Retail Group NV, GDR ‡ * (a)	1,062	—
		—
Saudi Arabia — 1.4%
Ades Holding Co.	96,157	505,222
Al Rajhi Bank	344,631	6,318,442
Aldrees Petroleum and Transport Services Co.	18,285	586,385
AlKhorayef Water & Power Technologies Co.	19,488	656,290
Arabian Centres Co. (a)	60,238	282,418
Electrical Industries Co.	124,024	602,424
Elm Co.	4,674	731,945
Etihad Etisalat Co.	23,348	405,387
Riyad Bank	146,182	808,766
Riyadh Cables Group Co.	15,648	552,405
Saudi Arabian Oil Co. (a)	244,125	1,810,728
Saudi Awwal Bank	73,720	670,575
Saudi Ground Services Co.	51,847	439,547
Saudi National Bank (The)	604,937	6,335,669
Saudi Telecom Co.	118,344	1,375,513
United Electronics Co.	17,798	383,058
		22,464,774
Singapore — 0.1%
Grab Holdings Ltd., Class A *	78,764	300,879
Sea Ltd., ADR *	12,055	1,023,228
		1,324,107
South Africa — 2.2%
Absa Group Ltd. (b)	161,817	2,268,855
Bid Corp. Ltd.	58,387	1,428,733
Bidvest Group Ltd.	81,050	1,138,962
Capitec Bank Holdings Ltd.	22,260	5,779,876
Discovery Ltd.	49,045	760,871
FirstRand Ltd.	493,581	2,617,008
Gold Fields Ltd.	127,252	5,390,681
Harmony Gold Mining Co. Ltd.	82,669	1,303,205
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Impala Platinum Holdings Ltd.	39,847	558,537
Kumba Iron Ore Ltd.	38,602	724,139
Momentum Group Ltd.	161,907	367,893
MTN Group Ltd.	98,965	1,241,704
Naspers Ltd., Class N	21,327	1,154,855
Nedbank Group Ltd.	90,211	1,440,348
Northam Platinum Holdings Ltd.	15,479	298,455
Sanlam Ltd.	150,083	772,989
Sasol Ltd. *	119,104	1,655,492
Shoprite Holdings Ltd.	104,750	1,765,548
Sibanye Stillwater Ltd.	293,526	877,519
Standard Bank Group Ltd.	80,650	1,554,237
Tiger Brands Ltd.	23,106	402,266
Valterra Platinum Ltd.	12,967	1,044,401
Vodacom Group Ltd.	108,670	921,877
Woolworths Holdings Ltd.	111,281	348,590
		35,817,041
South Korea — 18.4%
APR Corp.	2,476	708,645
BNK Financial Group, Inc.	63,214	802,642
Cheil Worldwide, Inc.	22,676	307,445
Classys, Inc.	12,774	483,130
Coupang, Inc. *	66,919	1,337,042
Coway Co. Ltd.	5,243	304,357
Daeduck Electronics Co. Ltd.	15,056	1,168,501
DB Insurance Co. Ltd.	27,865	3,170,857
Eugene Technology Co. Ltd.	25,057	2,251,794
Hana Financial Group, Inc.	69,541	6,041,830
Hankook Tire & Technology Co. Ltd.	8,993	361,888
Hanmi Pharm Co. Ltd.	1,875	587,095
Hansol Chemical Co. Ltd.	2,683	524,988
Hanwha Aerospace Co. Ltd.	5,515	5,268,848
HD Hyundai Electric Co. Ltd.	1,474	1,267,520
HD Hyundai Heavy Industries Co. Ltd.	5,538	2,579,025
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,187	997,938
Hugel, Inc. *	5,762	990,359
Hyosung Heavy Industries Corp.	805	2,168,518
Hyundai Department Store Co. Ltd.	5,084	375,972
Hyundai Engineering & Construction Co. Ltd.	8,943	990,439
Hyundai Glovis Co. Ltd.	13,114	2,024,850
Hyundai Mobis Co. Ltd.	2,396	692,969
Hyundai Motor Co.	14,600	5,291,913
IPARK Hyundai Development Co.	28,053	437,107
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
IsuPetasys Co. Ltd.	9,714	1,008,462
JB Financial Group Co. Ltd.	34,342	635,497
JYP Entertainment Corp.	3,781	162,199
Kakao Corp.	6,991	225,062
KakaoBank Corp.	23,333	385,717
KB Financial Group, Inc.	31,172	3,413,496
Kia Corp.	96,685	9,972,262
KIWOOM Securities Co. Ltd.	4,403	1,200,478
Kolmar Korea Co. Ltd.	5,284	317,631
Korea Aerospace Industries Ltd.	14,631	1,676,228
Korea Electric Power Corp.	49,334	1,478,139
Korea Investment Holdings Co. Ltd.	17,321	2,846,247
Korean Air Lines Co. Ltd.	23,129	387,122
KT Corp.	19,251	793,121
Kumho Petrochemical Co. Ltd.	4,685	466,111
LG Chem Ltd.	8,387	2,271,562
LG Energy Solution Ltd. *	2,289	718,594
LG Uplus Corp.	29,416	315,420
LigaChem Biosciences, Inc. *	5,973	751,646
Lotte Tour Development Co. Ltd. *	31,533	444,869
NAVER Corp.	14,435	2,073,476
NongShim Co. Ltd.	1,423	365,389
Park Systems Corp.	1,939	381,713
POSCO Holdings, Inc.	2,177	686,628
PSK, Inc.	10,099	617,202
Samsung Biologics Co. Ltd. * (a)	3,412	3,401,899
Samsung C&T Corp.	18,467	3,772,891
Samsung Electro-Mechanics Co. Ltd.	16,228	9,309,762
Samsung Electronics Co. Ltd.	759,035	114,301,327
Samsung Fire & Marine Insurance Co. Ltd.	7,431	2,309,662
Samsung Securities Co. Ltd.	6,954	509,550
Shinhan Financial Group Co. Ltd.	108,808	7,389,014
Shinsegae, Inc.	2,791	771,350
SK hynix, Inc.	72,089	64,286,713
SK Square Co. Ltd. *	8,542	4,971,452
SK, Inc.	12,424	3,616,568
S-Oil Corp.	32,694	2,975,541
Soulbrain Co. Ltd.	1,802	566,971
Sung Kwang Bend Co. Ltd.	14,615	460,727
Tokai Carbon Korea Co. Ltd.	6,494	1,310,393
YC Corp. *	39,628	596,947
		295,280,710
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	306,156	6,760,662
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — 26.4%
Accton Technology Corp.	178,113	13,044,391
All Ring Tech Co. Ltd.	61,000	2,329,530
ASE Technology Holding Co. Ltd.	896,258	14,048,537
Asia Vital Components Co. Ltd.	10,000	915,533
ASPEED Technology, Inc.	8,040	4,322,085
Bizlink Holding, Inc.	38,000	3,412,140
Cathay Financial Holding Co. Ltd.	1,688,124	4,120,904
Chroma ATE, Inc.	68,000	4,646,463
Compeq Manufacturing Co. Ltd.	141,000	1,099,510
CTBC Financial Holding Co. Ltd.	3,247,831	5,371,988
Delta Electronics, Inc.	436,357	30,599,738
Elite Material Co. Ltd.	102,265	15,237,959
eMemory Technology, Inc.	13,000	1,646,356
Formosa Chemicals & Fibre Corp.	1,931,000	3,213,537
Fortune Electric Co. Ltd.	67,400	1,919,314
Fubon Financial Holding Co. Ltd.	922,000	2,627,783
Gold Circuit Electronics Ltd.	94,000	4,255,001
Grand Process Technology Corp.	19,000	1,821,241
Hon Hai Precision Industry Co. Ltd.	808,968	5,715,375
Hon Precision, Inc.	14,000	2,197,134
Jentech Precision Industrial Co. Ltd.	42,519	7,402,389
KGI Financial Holding Co. Ltd.	2,194,000	1,495,318
Lotes Co. Ltd.	33,000	2,777,567
Makalot Industrial Co. Ltd.	145,000	976,253
Marketech International Corp.	39,000	476,479
MediaTek, Inc.	119,816	10,002,437
Mega Financial Holding Co. Ltd.	2,469,000	3,056,904
MPI Corp.	18,000	2,890,148
Nien Made Enterprise Co. Ltd.	82,512	923,409
Poya International Co. Ltd.	63,000	1,140,995
Quanta Computer, Inc.	833,248	8,308,211
Radiant Opto-Electronics Corp.	104,000	329,269
Realtek Semiconductor Corp.	348,078	5,942,534
Ta Liang Technology Co. Ltd.	82,000	2,273,423
Taiwan Mobile Co. Ltd.	415,081	1,460,699
Taiwan Semiconductor Manufacturing Co. Ltd.	3,182,820	220,957,313
Tong Yang Industry Co. Ltd.	256,000	608,835
Tripod Technology Corp.	38,000	547,475
Uni-President Enterprises Corp.	824,035	1,804,939
United Microelectronics Corp.	791,000	1,986,879
Universal Microwave Technology, Inc.	24,000	1,194,100
Vanguard International Semiconductor Corp.	309,060	1,436,276
WinWay Technology Co. Ltd.	5,000	1,681,239
Wistron Corp.	279,074	1,229,081
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
Wiwynn Corp.	49,343	7,408,385
WNC Corp.	322,000	2,216,865
WPG Holdings Ltd.	142,000	455,010
WT Microelectronics Co. Ltd.	90,000	584,768
Yuanta Financial Holding Co. Ltd.	1,970,302	3,264,326
Zhen Ding Technology Holding Ltd.	414,000	5,585,801
		422,961,846
Thailand — 0.7%
Advanced Info Service PCL, NVDR	61,200	639,199
Airports of Thailand PCL, NVDR	387,100	611,866
Bumrungrad Hospital PCL, NVDR	105,100	582,375
CP ALL PCL	365,100	488,228
Delta Electronics Thailand PCL, NVDR	213,000	2,086,559
Fabrinet *	605	413,500
Gulf Development PCL, NVDR	158,700	281,273
Kiatnakin Phatra Bank PCL, NVDR	177,300	430,158
Krung Thai Bank PCL, NVDR	1,272,500	1,288,212
PTT Exploration & Production PCL, NVDR	262,200	1,244,887
SCB X PCL	583,800	2,348,277
TMBThanachart Bank PCL, NVDR	4,023,000	279,344
		10,693,878
Turkey — 0.6%
Aselsan Elektronik Sanayi ve Ticaret A/S	391,392	3,644,560
BIM Birlesik Magazalar A/S	167,959	2,759,314
Coca-Cola Icecek A/S	248,594	412,629
Turkiye Garanti Bankasi A/S	490,422	1,452,019
Turkiye Petrol Rafinerileri A/S	50,089	301,125
Turkiye Sigorta A/S	2,111,827	658,353
		9,228,000
United Arab Emirates — 0.6%
Abu Dhabi Islamic Bank PJSC	502,356	2,999,771
Aldar Properties PJSC	616,692	1,296,967
Emaar Development PJSC	183,538	728,536
Emaar Properties PJSC	1,018,359	3,279,116
Emirates NBD Bank PJSC	156,911	1,238,850
		9,543,240
United States — 0.4%
Cognizant Technology Solutions Corp., Class A	4,900	259,210
EPAM Systems, Inc. *	6,019	684,842
ExlService Holdings, Inc. *	45,918	1,463,866
Genpact Ltd.	53,182	1,848,074
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Kolon TissueGene, Inc., Receipts *	8,156	566,531
Monolithic Power Systems, Inc.	1,032	1,666,071
		6,488,594
Vietnam — 0.1%
Masan Group Corp. *	169,700	494,515
Mobile World Investment Corp.	111,300	355,990
		850,505
Total Common Stocks (Cost $993,381,004)		1,575,245,696
Short-Term Investments — 2.0%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (c) (d) (Cost $28,266,389)	28,263,630	28,266,456
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $3,713,083)	3,713,083	3,713,083
Total Short-Term Investments (Cost $31,979,472)		31,979,539
Total Investments — 100.2% (Cost $1,025,360,476)		1,607,225,235
Liabilities in Excess of Other Assets — (0.2)%		(3,595,259)
NET ASSETS — 100.0%		1,603,629,976

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $3,594,469.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	22.7%
Banks	13.7
Technology Hardware, Storage & Peripherals	8.6
Electronic Equipment, Instruments & Components	6.2
Interactive Media & Services	4.1
Oil, Gas & Consumable Fuels	3.8
Insurance	3.7
Broadline Retail	2.9
Electrical Equipment	2.5
Metals & Mining	2.5
Capital Markets	1.9
Automobiles	1.8
Hotels, Restaurants & Leisure	1.7
Machinery	1.6
Communications Equipment	1.3
Consumer Finance	1.1
Beverages	1.0
Industrial Conglomerates	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	14.9
Short-Term Investments	2.0
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Australia — 1.2%
Rio Tinto plc	1,341	135,088
Brazil — 0.9%
B3 SA - Brasil Bolsa Balcao	26,830	97,907
China — 1.9%
Tencent Holdings Ltd.	1,900	115,391
Yum China Holdings, Inc.	1,968	95,350
		210,741
Finland — 1.0%
Nordea Bank Abp	5,807	109,200
France — 3.7%
Engie SA	4,897	161,418
Safran SA	554	177,896
TotalEnergies SE	835	77,633
		416,947
Germany — 3.4%
Allianz SE (Registered)	175	79,928
E.ON SE	1,966	43,587
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	346	206,968
Siemens AG (Registered)	171	50,814
		381,297
Hong Kong — 0.8%
Hong Kong Exchanges & Clearing Ltd.	1,600	85,220
India — 0.3%
HDFC Bank Ltd.	4,784	39,129
Italy — 1.1%
Ryanair Holdings plc	4,670	122,528
Japan — 4.4%
Japan Exchange Group, Inc.	6,700	79,809
Mitsubishi UFJ Financial Group, Inc.	8,200	147,295
Sony Group Corp.	5,000	100,177
Suzuki Motor Corp.	4,600	51,444
Tokio Marine Holdings, Inc.	1,500	68,695
Toyota Motor Corp.	2,600	49,908
		497,328
Netherlands — 3.7%
ASML Holding NV	122	176,357
NXP Semiconductors NV	818	240,156
		416,513
INVESTMENTS	SHARES	VALUE($)

Singapore — 2.4%
DBS Group Holdings Ltd.	3,900	179,832
Singapore Exchange Ltd.	5,300	90,623
		270,455
South Africa — 0.4%
Gold Fields Ltd., ADR	997	42,352
South Korea — 2.3%
Samsung Electronics Co. Ltd.	1,377	207,359
Shinhan Financial Group Co. Ltd.	787	53,444
		260,803
Sweden — 1.2%
Volvo AB, Class B	3,870	134,896
Taiwan — 6.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	694,219
United Kingdom — 3.7%
AstraZeneca plc	633	120,094
National Grid plc	4,389	78,566
NatWest Group plc	12,505	99,739
RELX plc	3,350	122,162
		420,561
United States — 60.1%
3M Co.	569	83,370
AbbVie, Inc.	959	202,656
Accenture plc, Class A	262	46,822
Alphabet, Inc., Class C	436	166,526
American Tower Corp., REIT	278	50,793
Amphenol Corp., Class A	1,263	186,002
Analog Devices, Inc.	191	76,832
AT&T, Inc.	3,706	96,838
Baker Hughes Co., Class A	2,757	192,080
Bank of America Corp.	3,841	205,340
Bristol-Myers Squibb Co.	2,430	147,234
Broadcom, Inc.	1,175	490,480
CME Group, Inc.	574	165,209
Coca-Cola Co. (The)	853	67,182
Eaton Corp. plc	248	107,386
Emerson Electric Co.	766	107,577
Exxon Mobil Corp.	815	125,779
Fidelity National Information Services, Inc.	2,675	124,468
Haleon plc	15,211	70,242
Intuit, Inc.	115	44,678
Johnson & Johnson	800	183,880
Lowe's Cos., Inc.	979	233,775
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Marsh & McLennan Cos., Inc.	464	77,817
Mastercard, Inc., Class A	294	147,858
McDonald's Corp.	747	219,312
Medtronic plc	1,501	121,536
Merck & Co., Inc.	928	101,319
Meta Platforms, Inc., Class A	205	125,442
Microsoft Corp.	1,181	481,588
Mondelez International, Inc., Class A	1,359	83,497
Morgan Stanley	1,090	207,743
NextEra Energy, Inc.	3,231	316,250
Omnicom Group, Inc.	1,157	88,765
PepsiCo, Inc.	499	79,087
Procter & Gamble Co. (The)	469	68,985
Sanofi SA	785	73,458
Shell plc	4,622	210,148
Southern Co. (The)	562	54,345
Trane Technologies plc	553	272,375
UnitedHealth Group, Inc.	313	115,960
US Bancorp	799	45,271
Ventas, Inc., REIT	1,201	105,520
Verizon Communications, Inc.	1,192	57,252
Walt Disney Co. (The)	1,342	139,233
Wells Fargo & Co.	1,563	128,525
Yum! Brands, Inc.	1,528	243,945
		6,740,380
Total Common Stocks (Cost $9,773,856)		11,075,564
Total Investments — 98.7% (Cost $9,773,856)		11,075,564
Other Assets in Excess of Liabilities — 1.3%		146,306
NET ASSETS — 100.0%		11,221,870

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	15.1%
Banks	9.1
Capital Markets	6.6
Pharmaceuticals	6.3
Hotels, Restaurants & Leisure	5.0
Software	4.8
Insurance	3.9
Oil, Gas & Consumable Fuels	3.7
Interactive Media & Services	3.7
Electric Utilities	3.3
Multi-Utilities	2.6
Building Products	2.5
Financial Services	2.5
Specialty Retail	2.1
Electrical Equipment	1.9
Technology Hardware, Storage & Peripherals	1.9
Biotechnology	1.8
Energy Equipment & Services	1.7
Electronic Equipment, Instruments & Components	1.7
Aerospace & Defense	1.6
Metals & Mining	1.6
Diversified Telecommunication Services	1.4
Beverages	1.3
Entertainment	1.3
Machinery	1.2
Industrial Conglomerates	1.2
Passenger Airlines	1.1
Professional Services	1.1
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.0
Health Care REITs	1.0
Others (each less than 1.0%)	4.9
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 102.0%
Aerospace & Defense — 3.1%
Howmet Aerospace, Inc.	3,511	853,313
Northrop Grumman Corp.	1,062	615,408
RTX Corp.	5,110	899,718
Textron, Inc.	2,717	260,723
		2,629,162
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	2,752	299,418
Automobile Components — 0.1%
Aptiv plc *	1,496	90,149
Automobiles — 1.5%
Tesla, Inc. *	3,345	1,276,552
Banks — 3.9%
Bank of America Corp.	20,969	1,121,003
First Citizens BancShares, Inc., Class A	134	265,832
Wells Fargo & Co.	23,669	1,946,302
		3,333,137
Beverages — 0.9%
Coca-Cola Co. (The)	3,745	294,956
PepsiCo, Inc.	3,083	488,625
		783,581
Biotechnology — 2.3%
AbbVie, Inc.	5,287	1,117,249
Regeneron Pharmaceuticals, Inc.	771	545,143
Vertex Pharmaceuticals, Inc. *	701	299,593
		1,961,985
Broadline Retail — 4.9%
Amazon.com, Inc. * (a)	15,831	4,196,165
Building Products — 0.9%
Trane Technologies plc	1,570	773,288
Capital Markets — 3.7%
Ameriprise Financial, Inc.	1,274	604,882
Blackstone, Inc.	2,472	310,434
Charles Schwab Corp. (The)	6,631	607,665
CME Group, Inc.	1,936	557,219
Morgan Stanley	3,608	687,649
State Street Corp.	2,501	382,253
		3,150,102
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	9,049	257,353
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
DuPont de Nemours, Inc.	4,213	192,366
Linde plc	348	174,397
		624,116
Communications Equipment — 0.4%
Arista Networks, Inc. *	1,233	212,951
Motorola Solutions, Inc.	319	140,051
		353,002
Construction Materials — 0.4%
Vulcan Materials Co.	1,131	341,268
Consumer Finance — 1.1%
American Express Co.	2,888	932,968
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings, Inc. *	3,020	283,548
Costco Wholesale Corp.	268	271,894
Performance Food Group Co. *	4,088	370,209
Walmart, Inc.	3,459	456,346
		1,381,997
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	18,686	488,265
Comcast Corp., Class A	15,677	423,906
		912,171
Electric Utilities — 2.2%
Entergy Corp.	4,653	548,635
NextEra Energy, Inc.	6,987	683,888
Southern Co. (The)	7,205	696,723
		1,929,246
Electrical Equipment — 1.2%
Eaton Corp. plc	1,439	623,101
GE Vernova, Inc.	377	408,465
		1,031,566
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	4,105	604,543
Entertainment — 1.1%
Netflix, Inc. *	2,912	272,592
Spotify Technology SA *	314	140,217
Walt Disney Co. (The)	5,554	576,228
		989,037
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B *	1,331	630,362
Corpay, Inc. *	740	226,788
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Fidelity National Information Services, Inc.	3,728	173,464
Mastercard, Inc., Class A (a)	2,780	1,398,117
		2,428,731
Food Products — 0.7%
Mondelez International, Inc., Class A	10,287	632,033
Ground Transportation — 1.2%
CSX Corp.	23,064	1,047,798
Health Care Equipment & Supplies — 1.7%
Edwards Lifesciences Corp. *	3,768	314,628
Medtronic plc	6,023	487,682
Stryker Corp.	1,993	628,054
		1,430,364
Health Care Providers & Services — 1.4%
Cigna Group (The)	1,250	363,225
UnitedHealth Group, Inc.	2,238	829,134
		1,192,359
Health Care REITs — 0.4%
Ventas, Inc.	4,341	381,400
Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc., Class A *	6,816	231,676
Hilton Worldwide Holdings, Inc.	1,696	549,623
McDonald's Corp.	2,187	642,081
		1,423,380
Household Products — 0.3%
Procter & Gamble Co. (The)	1,507	221,665
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	468	73,869
Industrial Conglomerates — 0.6%
3M Co.	3,773	552,820
Industrial REITs — 0.6%
Prologis, Inc.	3,877	550,612
Insurance — 1.3%
Arthur J Gallagher & Co.	949	195,873
MetLife, Inc.	4,378	350,678
Progressive Corp. (The)	2,906	584,920
		1,131,471
Interactive Media & Services — 8.8%
Alphabet, Inc., Class A (a)	13,554	5,215,579
Meta Platforms, Inc., Class A (a)	3,915	2,395,628
		7,611,207
INVESTMENTS	SHARES	VALUE($)

IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	4,607	243,710
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	1,284	614,985
Machinery — 1.4%
Deere & Co.	982	579,253
Dover Corp.	2,586	585,496
		1,164,749
Multi-Utilities — 0.6%
CMS Energy Corp.	6,269	481,083
Oil, Gas & Consumable Fuels — 3.8%
ConocoPhillips	6,577	827,255
EOG Resources, Inc.	5,595	786,489
Exxon Mobil Corp.	10,864	1,676,641
		3,290,385
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	14,467	876,555
Elanco Animal Health, Inc. *	12,040	269,335
Eli Lilly & Co.	1,113	1,040,210
Johnson & Johnson	1,406	323,169
		2,509,269
Professional Services — 0.3%
Leidos Holdings, Inc.	1,621	241,886
Semiconductors & Semiconductor Equipment — 17.6%
Advanced Micro Devices, Inc. *	1,276	452,329
Analog Devices, Inc.	1,502	604,195
ASML Holding NV (Registered), NYRS (Netherlands)	263	378,454
Broadcom, Inc.	6,274	2,618,956
Intel Corp. *	1,336	126,225
Lam Research Corp.	3,693	952,277
Micron Technology, Inc.	3,020	1,561,823
NVIDIA Corp. (a)	38,016	7,586,853
NXP Semiconductors NV (Netherlands)	2,221	652,064
Qnity Electronics, Inc.	1,650	232,089
		15,165,265
Software — 8.1%
AppLovin Corp., Class A *	209	93,287
Autodesk, Inc. *	622	147,414
Cadence Design Systems, Inc. *	642	211,597
Intuit, Inc.	949	368,687
Microsoft Corp. (a)	12,241	4,991,635
Oracle Corp.	1,530	246,927
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Palantir Technologies, Inc., Class A *	1,513	210,473
Roper Technologies, Inc.	331	117,442
Salesforce, Inc.	2,021	356,767
ServiceNow, Inc. *	2,769	244,530
		6,988,759
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	2,780	558,613
Specialty Retail — 2.1%
AutoZone, Inc. *	126	466,708
Lowe's Cos., Inc.	3,573	853,197
TJX Cos., Inc. (The)	3,243	508,340
		1,828,245
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc. (a)	21,089	5,722,500
Hewlett Packard Enterprise Co.	16,687	480,085
Sandisk Corp. *	49	53,729
Seagate Technology Holdings plc	1,789	1,205,142
		7,461,456
Tobacco — 1.2%
Philip Morris International, Inc.	6,160	1,016,831
Total Common Stocks (Cost $81,724,309)		87,836,398
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (b) (c) (Cost $741,214)	741,164	741,238
Total Investments — 102.9% (Cost $82,465,523)		88,577,636
Liabilities in Excess of Other Assets — (2.9)%		(2,506,857)
NET ASSETS — 100.0%		86,070,779

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $17,174,441.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.

Written Call Options Contracts as of April 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	307	USD 22,062,862	USD 674.00	5/01/2026	(1,379,351)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	307	USD 22,062,862	USD 694.00	5/08/2026	(803,726)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	307	USD 22,062,862	USD 725.00	5/15/2026	(162,096)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	307	USD 22,062,862	USD 730.00	5/22/2026	(161,482)
						(2,506,655)
Total Written Options Contracts (Premiums Received $ (821,089))						(2,506,655)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Exchange-Traded Funds — 59.2%
United States — 59.2%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	316,643	14,662,154
JPMorgan Equity Premium Income ETF (a)	33,648	1,937,788
JPMorgan Income ETF (a)	18,187	839,148
JPMorgan Nasdaq Equity Premium Income ETF (a)	154,346	9,148,088
Total Exchange-Traded Funds (Cost $26,498,838)		26,587,178
Common Stocks — 30.6%
Australia — 0.6%
AGL Energy Ltd.	3,237	22,429
Atlas Arteria Ltd.	1,716	5,946
Bendigo & Adelaide Bank Ltd.	1,446	11,178
BHP Group Ltd.	322	12,744
BlueScope Steel Ltd.	75	1,630
Dexus, REIT	610	2,752
Endeavour Group Ltd.	1,773	4,292
Fortescue Ltd.	289	4,165
Glencore plc	1,854	14,409
JB Hi-Fi Ltd.	34	1,899
Magellan Financial Group Ltd.	633	4,693
Metcash Ltd.	2,903	5,716
New Hope Corp. Ltd.	935	3,689
Origin Energy Ltd.	279	2,440
Perpetual Ltd.	131	1,583
Region Group, REIT	437	731
Rio Tinto Ltd.	410	50,221
Rio Tinto plc	743	74,847
Sonic Healthcare Ltd.	1,246	17,829
TPG Telecom Ltd.	538	1,627
Treasury Wine Estates Ltd.	676	2,125
Woodside Energy Group Ltd.	535	12,791
Woolworths Group Ltd.	751	18,648
Yancoal Australia Ltd.	200	1,100
		279,484
Austria — 0.1%
BAWAG Group AG (b)	36	6,165
Erste Group Bank AG	81	8,950
OMV AG	314	22,166
Raiffeisen Bank International AG	97	5,291
Strabag SE	28	2,954
		45,526
Belgium — 0.0% ^
Ageas SA	87	6,818
INVESTMENTS	SHARES	VALUE($)

Belgium — continued
KBC Group NV	47	6,256
Umicore SA *	157	3,175
		16,249
Canada — 1.8%
Agnico Eagle Mines Ltd.	72	13,539
Bank of Nova Scotia (The)	616	47,925
Barrick Mining Corp.	1,049	41,216
BCE, Inc.	1,691	40,185
Canadian Natural Resources Ltd.	1,019	48,641
Canadian Tire Corp. Ltd., Class A	229	31,848
Emera, Inc.	33	1,761
Enbridge, Inc.	908	50,362
Fortis, Inc.	833	47,637
Great-West Lifeco, Inc.	818	43,708
Hydro One Ltd. (b)	70	3,007
Keyera Corp.	340	13,136
Lundin Gold, Inc.	238	15,995
Magna International, Inc.	851	54,161
Nutrien Ltd.	657	49,939
Open Text Corp.	446	10,110
Pembina Pipeline Corp.	1,038	48,318
Power Corp. of Canada	546	30,460
Quebecor, Inc., Class B	210	8,840
Restaurant Brands International, Inc.	590	47,609
Sun Life Financial, Inc.	580	41,789
Suncor Energy, Inc.	751	51,462
TELUS Corp.	3,307	41,412
Tourmaline Oil Corp.	867	41,998
		825,058
China — 0.0% ^
Lenovo Group Ltd.	6,000	9,022
Wilmar International Ltd.	1,600	4,564
		13,586
Denmark — 0.2%
AL Sydbank	57	4,861
Carlsberg A/S, Class B	50	6,771
Danske Bank A/S	1,180	60,662
Novo Nordisk A/S, Class B	422	17,950
		90,244
Finland — 0.4%
Fortum OYJ	536	13,503
Kone OYJ, Class B	150	9,542
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
Mandatum OYJ	507	4,055
Nordea Bank Abp	5,242	98,575
Orion OYJ, Class B	167	13,492
Tieto OYJ	276	6,166
UPM-Kymmene OYJ	272	8,150
Wartsila OYJ Abp	402	16,883
		170,366
France — 1.3%
Amundi SA (b)	52	5,026
Arkema SA	73	5,328
AXA SA	373	17,981
Ayvens SA (b)	564	7,632
Bouygues SA	138	8,161
Capgemini SE	171	20,796
Carrefour SA	1,205	23,971
Cie Generale des Etablissements Michelin SCA	180	6,521
Covivio SA, REIT	191	12,632
Credit Agricole SA	131	2,559
Danone SA	42	3,291
Eiffage SA	44	7,094
Engie SA	4,175	137,619
FDJ UNITED	143	3,885
Gaztransport Et Technigaz SA	17	4,136
Gecina SA, REIT	60	5,073
Klepierre SA, REIT	1,050	42,542
L'Oreal SA	30	12,921
LVMH Moet Hennessy Louis Vuitton SE	18	9,616
Orange SA	1,049	21,843
Pernod Ricard SA	65	4,832
Rubis SCA	154	6,347
Safran SA	356	114,316
Societe Generale SA	132	10,626
TotalEnergies SE	701	65,174
Unibail-Rodamco-Westfield, REIT	55	6,677
Vallourec SACA	173	5,213
Veolia Environnement SA	219	9,261
Vinci SA	106	16,030
		597,103
Germany — 1.0%
Allianz SE (Registered)	171	78,101
BASF SE	326	20,909
Bilfinger SE	24	2,768
Commerzbank AG	219	9,052
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Continental AG *	100	7,566
Daimler Truck Holding AG	166	8,373
Deutsche Post AG	187	11,073
Deutsche Telekom AG (Registered)	563	18,185
DWS Group GmbH & Co. KGaA (b)	52	3,602
E.ON SE	1,443	31,992
Evonik Industries AG	173	3,578
Freenet AG	203	6,466
HOCHTIEF AG	14	7,530
Mercedes-Benz Group AG	846	49,313
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	163	97,502
RWE AG	184	13,398
Siemens AG (Registered)	127	37,739
Siemens Energy AG	47	9,960
Vonovia SE	740	19,938
		437,045
Guatemala — 0.0% ^
Millicom International Cellular SA	134	11,374
Hong Kong — 0.3%
Cathay Pacific Airways Ltd.	4,000	5,945
Hang Lung Properties Ltd.	8,000	9,405
Henderson Land Development Co. Ltd.	1,000	3,953
Hong Kong & China Gas Co. Ltd.	7,000	6,481
Hong Kong Exchanges & Clearing Ltd.	500	26,631
Hysan Development Co. Ltd.	1,000	2,507
Link, REIT	400	2,014
Man Wah Holdings Ltd.	1,600	871
Orient Overseas International Ltd.	1,000	17,458
PCCW Ltd.	7,000	5,410
Power Assets Holdings Ltd.	3,000	24,792
Prudential plc	682	10,278
Swire Properties Ltd.	1,000	3,192
VTech Holdings Ltd.	900	6,931
WH Group Ltd. (b)	2,500	3,039
Yue Yuen Industrial Holdings Ltd.	5,000	9,288
		138,195
Iraq — 0.0% ^
United Energy Group Ltd.	40,000	2,451
Ireland — 0.1%
AIB Group plc	735	8,472
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — continued
Bank of Ireland Group plc	357	7,032
Cairn Homes plc	2,332	5,966
		21,470
Israel — 0.1%
Amot Investments Ltd.	264	1,804
Delek Group Ltd.	30	10,311
Plus500 Ltd.	89	5,406
		17,521
Italy — 0.8%
Azimut Holding SpA	119	5,053
Banca Generali SpA	81	5,313
Banca Mediolanum SpA	1,258	27,573
Banca Monte dei Paschi di Siena SpA	4,539	48,385
Banco BPM SpA	447	6,513
BPER Banca SpA	576	8,503
Enel SpA	4,903	57,246
Eni SpA	320	9,048
FinecoBank Banca Fineco SpA	207	5,139
Generali	222	9,948
Intesa Sanpaolo SpA	8,167	55,489
Lottomatica Group Spa	214	6,292
Maire SpA	477	8,821
Poste Italiane SpA (b)	253	6,716
Ryanair Holdings plc	1,449	38,018
Snam SpA	722	5,693
Technogym SpA (b)	412	9,707
UniCredit SpA	224	17,311
Unipol Assicurazioni SpA	260	6,793
		337,561
Ivory Coast — 0.0% ^
Endeavour Mining plc	187	11,287
Japan — 1.6%
Activia Properties, Inc., REIT	3	2,690
AEON REIT Investment Corp., REIT	6	4,811
Aozora Bank Ltd.	1,300	20,975
Astellas Pharma, Inc.	100	1,417
Canon, Inc.	800	20,581
Chubu Electric Power Co., Inc.	300	5,160
Chugoku Electric Power Co., Inc. (The)	1,200	6,883
Cosmo Energy Holdings Co. Ltd.	200	5,113
Dai Nippon Printing Co. Ltd.	400	7,576
Daiichi Life Group, Inc.	1,100	10,071
Daiwa House REIT Investment Corp., REIT	4	3,217
INVESTMENTS	SHARES	VALUE($)

Japan — continued
DIC Corp.	100	2,289
Electric Power Development Co. Ltd.	800	19,578
FANUC Corp.	500	22,087
Frontier Real Estate Investment Corp., REIT	7	3,827
GLP J-REIT, REIT	4	3,462
Honda Motor Co. Ltd.	300	2,434
Idemitsu Kosan Co. Ltd.	2,300	19,680
Industrial & Infrastructure Fund Investment Corp., REIT	8	7,488
Inpex Corp.	100	2,607
Invincible Investment Corp., REIT	19	7,476
Isuzu Motors Ltd.	100	1,378
Itoham Yonekyu Holdings, Inc.	100	3,334
Japan Exchange Group, Inc.	1,600	19,059
Japan Metropolitan Fund Invest, REIT	27	19,971
Japan Post Holdings Co. Ltd.	800	9,278
Japan Tobacco, Inc.	500	18,627
JFE Holdings, Inc.	1,100	12,081
KDX Realty Investment Corp., REIT	7	7,312
Kirin Holdings Co. Ltd.	800	12,615
Kobe Steel Ltd.	1,400	17,254
Kyoto Financial Group, Inc.	200	5,528
Kyushu Electric Power Co., Inc.	400	4,325
Kyushu Railway Co.	700	16,068
Lixil Corp.	400	4,130
Mitsubishi Chemical Group Corp.	1,800	10,552
Mitsubishi UFJ Financial Group, Inc.	2,300	41,315
Mitsui Fudosan Logistics Park, Inc., REIT	4	2,871
Nippon Shokubai Co. Ltd.	500	6,883
Nippon Yusen KK	100	3,594
Niterra Co. Ltd.	100	5,406
NOK Corp.	200	3,557
Nomura Holdings, Inc.	1,000	8,010
Ono Pharmaceutical Co. Ltd.	200	2,958
Pola Orbis Holdings, Inc.	500	4,130
Seiko Epson Corp.	500	6,725
Sekisui House REIT, Inc., REIT	10	5,429
Shin-Etsu Chemical Co. Ltd.	500	23,021
SoftBank Corp.	26,700	37,579
Sony Group Corp.	1,700	34,060
Sumitomo Electric Industries Ltd.	600	39,501
Sumitomo Rubber Industries Ltd.	300	3,891
Suzuki Motor Corp.	1,900	21,249
Takeda Pharmaceutical Co. Ltd.	900	30,090
Tokio Marine Holdings, Inc.	600	27,478
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Toyo Tire Corp.	300	7,355
Toyota Motor Corp.	1,300	24,954
United Urban Investment Corp., REIT	10	11,280
Yamaha Motor Co. Ltd.	200	1,405
		693,675
Luxembourg — 0.0% ^
ArcelorMittal SA	182	10,566
Netherlands — 0.8%
ABN AMRO Bank NV, CVA (b)	132	4,596
ASML Holding NV	83	119,980
ASR Nederland NV	118	8,963
BE Semiconductor Industries NV	116	33,932
ING Groep NV	471	13,632
Koninklijke Ahold Delhaize NV	284	13,339
Koninklijke BAM Groep NV	803	8,833
Koninklijke Heijmans N.V., CVA *	108	10,927
Koninklijke KPN NV	6,529	34,914
NN Group NV	101	8,841
NXP Semiconductors NV	280	82,205
Randstad NV	307	9,097
SBM Offshore NV	113	4,834
		354,093
New Zealand — 0.0% ^
Spark New Zealand Ltd.	4,199	5,160
Norway — 0.5%
Aker BP ASA	814	31,821
Aker Solutions ASA (b)	1,214	5,524
DNB Bank ASA	252	7,631
DOF Group ASA	312	4,627
Equinor ASA	1,129	45,947
Frontline plc	123	4,474
Gjensidige Forsikring ASA	138	3,877
Norsk Hydro ASA	1,935	21,356
Orkla ASA	577	7,117
Salmar ASA	123	7,421
Telenor ASA	2,532	41,678
Var Energi ASA	3,276	16,647
Wallenius Wilhelmsen ASA	308	3,943
		202,063
Peru — 0.0% ^
Credicorp Ltd.	39	12,643
INVESTMENTS	SHARES	VALUE($)

Poland — 0.0% ^
Erste Bank Polska SA	21	3,579
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	5,274	5,637
NOS SGPS SA *	1,324	8,743
		14,380
Singapore — 0.3%
CapitaLand Ascendas, REIT	7,600	14,937
DBS Group Holdings Ltd.	1,700	78,388
NetLink NBN Trust (b)	1,900	1,508
Singapore Telecommunications Ltd.	8,300	30,061
Venture Corp. Ltd.	800	10,211
		135,105
South Africa — 0.1%
Gold Fields Ltd., ADR	511	21,707
South Korea — 0.1%
Cheil Worldwide, Inc.	88	1,193
Hana Financial Group, Inc.	102	8,862
Kia Corp.	88	9,077
KT&G Corp.	66	7,934
LG Uplus Corp.	346	3,710
Woori Financial Group, Inc.	207	4,720
		35,496
Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	69	9,945
Banco Bilbao Vizcaya Argentaria SA	932	20,581
Banco de Sabadell SA	1,227	4,757
Banco Santander SA	2,159	26,345
Bankinter SA	220	3,661
CaixaBank SA	896	11,405
Enagas SA	202	4,042
Endesa SA	1,334	59,792
Iberdrola SA	821	19,248
Industria de Diseno Textil SA	189	11,312
Logista Integral SA	183	7,149
Mapfre SA	1,032	5,052
Naturgy Energy Group SA	253	7,952
Unicaja Banco SA (b)	1,324	4,298
		195,539
Sweden — 0.6%
NCC AB, Class B	301	6,494
Skandinaviska Enskilda Banken AB, Class A	925	18,308
SSAB AB, Class B	1,495	13,612
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Svenska Handelsbanken AB, Class A	496	7,048
Swedbank AB, Class A	201	7,105
Tele2 AB, Class B	2,418	49,616
Telefonaktiebolaget LM Ericsson, Class B	835	9,961
Telia Co. AB	2,002	10,464
Volvo AB, Class B	3,688	128,552
		251,160
Switzerland — 0.2%
ABB Ltd. (Registered)	236	23,869
Clariant AG (Registered) *	366	3,770
Nestle SA (Registered)	413	41,812
Temenos AG (Registered)	87	8,251
UBS Group AG (Registered)	381	16,860
Zurich Insurance Group AG	18	12,550
		107,112
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33	13,070
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	208,266
		221,336
United Kingdom — 1.8%
AstraZeneca plc	330	62,608
Balfour Beatty plc	839	9,323
Barclays plc	2,197	12,914
Barratt Redrow plc	4,555	15,513
British American Tobacco plc	801	47,175
British Land Co. plc (The), REIT	3,742	19,801
Centrica plc	3,352	9,798
Drax Group plc	555	6,673
Dunelm Group plc	372	3,807
Games Workshop Group plc	15	3,978
GSK plc	2,307	60,484
HSBC Holdings plc	2,403	44,215
IG Group Holdings plc	153	3,129
Imperial Brands plc	66	2,508
International Consolidated Airlines Group SA	1,342	6,789
Investec plc	611	5,230
ITV plc	5,238	5,700
J Sainsbury plc	2,090	9,351
Johnson Matthey plc	255	7,210
Kingfisher plc	1,003	3,944
Lancashire Holdings Ltd.	563	4,397
Land Securities Group plc, REIT	2,467	19,850
Lloyds Banking Group plc	10,952	14,887
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
M&G plc	2,800	11,508
Man Group plc	1,856	6,413
Mitie Group plc	3,794	8,973
Morgan Sindall Group plc	119	7,585
National Grid plc	2,969	53,147
NatWest Group plc	6,519	51,995
Next plc	44	7,765
Persimmon plc	617	8,897
Reckitt Benckiser Group plc	33	2,100
RELX plc	2,162	78,840
Rolls-Royce Holdings plc	989	15,915
Sage Group plc (The)	650	7,752
SSE plc	648	23,201
Standard Life plc	870	8,951
Telecom Plus plc	267	4,251
Tesco plc	6,444	42,269
TP ICAP Group plc	1,227	5,279
Unilever plc	225	13,121
Vodafone Group plc	38,739	61,639
		798,885
United States — 17.0%
3M Co.	259	37,949
AbbVie, Inc.	576	121,720
Accenture plc, Class A	195	34,848
Alliant Energy Corp.	335	24,599
Alphabet, Inc., Class A	165	63,492
Altria Group, Inc.	694	50,419
Amcor plc	210	7,988
American Electric Power Co., Inc.	378	51,828
American Tower Corp., REIT	53	9,684
Amgen, Inc.	139	48,129
Amphenol Corp., Class A	415	61,117
Analog Devices, Inc.	187	75,223
Archer-Daniels-Midland Co.	681	50,762
Ares Management Corp., Class A	389	45,669
AT&T, Inc.	3,373	88,136
AvalonBay Communities, Inc., REIT	107	19,581
Avery Dennison Corp.	197	32,294
Baker Hughes Co., Class A	996	69,391
Bank of America Corp.	1,567	83,772
Becton Dickinson & Co.	147	21,909
Best Buy Co., Inc.	660	39,923
Blackstone, Inc.	121	15,195
BP plc	2,354	18,634
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Bristol-Myers Squibb Co.	1,585	96,035
Broadcom, Inc.	625	260,894
Chevron Corp.	480	92,789
Cisco Systems, Inc.	593	54,260
CME Group, Inc.	223	64,184
Coca-Cola Co. (The)	929	73,168
Comcast Corp., Class A	1,480	40,019
Consolidated Edison, Inc.	375	41,809
Constellation Brands, Inc., Class A	282	44,156
Crown Castle, Inc., REIT	522	46,343
Cummins, Inc.	89	59,720
Darden Restaurants, Inc.	206	41,315
Digital Realty Trust, Inc., REIT	186	37,375
Dominion Energy, Inc.	704	45,408
Dow, Inc.	1,187	48,062
DTE Energy Co.	274	41,563
Duke Energy Corp.	342	44,306
Eaton Corp. plc	116	50,229
Edison International	676	46,975
Emerson Electric Co.	570	80,051
EOG Resources, Inc.	579	81,390
Equity Residential, REIT	717	46,877
Evergy, Inc.	580	48,047
Eversource Energy	614	43,410
Exelon Corp.	902	41,483
Expedia Group, Inc.	105	26,079
Extra Space Storage, Inc., REIT	323	46,296
Exxon Mobil Corp.	219	33,798
Fastenal Co.	932	41,875
Fidelity National Information Services, Inc.	1,154	53,696
Ford Motor Co.	3,676	44,406
General Dynamics Corp.	27	9,296
General Mills, Inc.	1,139	40,218
Genuine Parts Co.	79	8,471
Gilead Sciences, Inc.	541	70,784
Goldman Sachs Group, Inc. (The)	25	23,094
GQG Partners, Inc., CHDI	4,113	4,856
Haleon plc	3,960	18,287
Hershey Co. (The)	214	39,748
Hewlett Packard Enterprise Co.	1,802	51,844
HP, Inc.	2,206	46,017
International Business Machines Corp.	147	33,954
International Flavors & Fragrances, Inc.	457	32,081
International Paper Co.	1,152	35,044
INVESTMENTS	SHARES	VALUE($)

United States — continued
Intuit, Inc.	50	19,425
Invitation Homes, Inc., REIT	1,705	49,053
Iron Mountain, Inc., REIT	360	45,356
Johnson & Johnson	446	102,513
Kenvue, Inc.	2,498	43,790
Keurig Dr Pepper, Inc.	1,610	47,334
KeyCorp	2,200	48,642
Kimberly-Clark Corp.	440	43,309
Kimco Realty Corp., REIT	1,920	45,389
Kinder Morgan, Inc.	1,451	47,694
Kraft Heinz Co. (The)	1,885	42,714
Lam Research Corp.	175	45,126
Lockheed Martin Corp.	75	38,848
Lowe's Cos., Inc.	427	101,963
LyondellBasell Industries NV, Class A	517	38,568
Mastercard, Inc., Class A	176	88,514
McCormick & Co., Inc. (Non-Voting)	840	42,706
McDonald's Corp.	273	80,150
Medtronic plc	817	66,152
Merck & Co., Inc.	801	87,453
Meta Platforms, Inc., Class A	58	35,491
Microchip Technology, Inc.	102	9,477
Micron Technology, Inc.	49	25,341
Microsoft Corp.	595	242,629
Mid-America Apartment Communities, Inc., REIT	347	44,825
Mondelez International, Inc., Class A	1,107	68,014
Morgan Stanley	473	90,149
Motorola Solutions, Inc.	102	44,781
NetApp, Inc.	298	33,009
NextEra Energy, Inc.	1,224	119,805
Novartis AG (Registered)	518	76,555
Omnicom Group, Inc.	1,133	86,924
ONEOK, Inc.	530	49,004
PACCAR, Inc.	496	58,925
Paychex, Inc.	46	4,261
PepsiCo, Inc.	576	91,290
Pfizer, Inc.	1,565	41,786
Philip Morris International, Inc.	258	42,588
Phillips 66	172	30,814
PPL Corp.	337	12,617
Procter & Gamble Co. (The)	190	27,947
Progressive Corp. (The)	214	43,074
Prudential Financial, Inc.	434	42,580
Public Storage, REIT	157	47,485
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
QIAGEN NV	53	1,808
Realty Income Corp., REIT	696	44,711
Regions Financial Corp.	724	20,670
Roche Holding AG	103	41,973
RTX Corp.	249	43,841
Sanofi SA	607	56,801
Seagate Technology Holdings plc	126	84,879
Sempra	447	42,519
Shell plc	1,838	83,568
Simon Property Group, Inc., REIT	232	47,261
Smurfit Westrock plc	242	9,290
Southern Co. (The)	467	45,159
Stellantis NV *	3,205	23,518
Sun Communities, Inc., REIT	336	42,954
Sysco Corp.	30	2,241
T. Rowe Price Group, Inc.	470	48,354
Target Corp.	408	52,938
Tenaris SA	168	5,363
Texas Instruments, Inc.	217	60,994
T-Mobile US, Inc.	202	39,491
Trane Technologies plc	234	115,254
TransDigm Group, Inc.	37	42,919
Truist Financial Corp.	923	47,535
Tyson Foods, Inc., Class A	696	44,593
Ubiquiti, Inc.	54	54,649
United Parcel Service, Inc., Class B	456	49,613
UnitedHealth Group, Inc.	132	48,903
US Bancorp	725	41,079
Ventas, Inc., REIT	832	73,100
Verizon Communications, Inc.	1,811	86,982
VICI Properties, Inc., REIT, Class A	1,552	45,318
Walt Disney Co. (The)	680	70,550
WEC Energy Group, Inc.	350	41,279
Wells Fargo & Co.	553	45,473
Weyerhaeuser Co., REIT	1,026	25,158
Williams Cos., Inc. (The)	682	52,043
WP Carey, Inc., REIT	627	45,727
Xcel Energy, Inc.	552	45,788
Yum! Brands, Inc.	472	75,355
		7,645,695
Total Common Stocks (Cost $11,809,756)		13,722,714
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity Linked Notes — 6.3%
Canada — 0.7%
Royal Bank of Canada, ELN, 12.00%, 5/15/2026 (b)	286	109,086
Royal Bank of Canada, ELN, 15.70%, 5/29/2026 (b)	359	26,606
Royal Bank of Canada, ELN, 17.70%, 5/15/2026 (b)	443	20,471
Royal Bank of Canada, ELN, 4.10%, 5/29/2026 (b)	86	19,141
Toronto-Dominion Bank (The), ELN, 10.00%, 5/15/2026 (b)	82	35,858
Toronto-Dominion Bank (The), ELN, 14.10%, 5/22/2026 (b)	817	23,209
Toronto-Dominion Bank (The), ELN, 16.30%, 5/8/2026 (b)	218	35,725
Toronto-Dominion Bank (The), ELN, 17.20%, 5/8/2026 (b)	96	21,330
Toronto-Dominion Bank (The), ELN, 23.50%, 5/22/2026 (b)	327	22,483
		313,909
France — 0.6%
BNP Paribas Issuance BV, ELN, 12.20%, 5/8/2026 (b)	67	25,796
BNP Paribas Issuance BV, ELN, 6.30%, 5/22/2026 (b)	225	21,621
BNP Paribas Issuance BV, ELN, 9.90%, 5/8/2026 (b)	259	67,974
Societe Generale SA, ELN, 13.50%, 5/22/2026 (b)	109	27,481
Societe Generale SA, ELN, 14.90%, 5/22/2026 (b)	200	24,173
Societe Generale SA, ELN, 15.80%, 5/22/2026 (b)	150	76,463
		243,508
Japan — 0.5%
Mizuho Markets Cayman LP, ELN, 10.70%, 5/22/2026 (b)	186	40,019
Mizuho Markets Cayman LP, ELN, 13.30%, 5/29/2026 (b)	164	25,521
Mizuho Markets Cayman LP, ELN, 16.20%, 5/29/2026 (b)	212	32,595
Mizuho Markets Cayman LP, ELN, 17.10%, 5/29/2026 (b)	129	32,290
Mizuho Markets Cayman LP, ELN, 4.40%, 5/29/2026 (b)	141	32,773
Mizuho Markets Cayman LP, ELN, 8.70%, 5/22/2026 (b)	141	33,675
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity Linked Notes — continued
Japan — continued
Nomura America Finance LLC, ELN, 8.50%, 5/8/2026 (b)	67	12,943
Nomura America Finance LLC, ELN, 8.80%, 5/8/2026 (b)	218	25,354
		235,170
United Kingdom — 0.3%
Barclays Bank plc, ELN, 10.80%, 5/8/2026 (b)	109	18,796
Barclays Bank plc, ELN, 12.00%, 5/8/2026 (b)	237	31,558
Barclays Bank plc, ELN, 13.80%, 5/8/2026 (b)	210	27,060
Barclays Bank plc, ELN, 14.70%, 5/15/2026 (b)	84	23,779
Barclays Bank plc, ELN, 15.20%, 5/8/2026 (b)	118	22,937
Barclays Bank plc, ELN, 4.70%, 5/29/2026 (b)	171	26,130
		150,260
United States — 4.2%
Citigroup Global Markets Holdings Inc., ELN, 10.10%, 5/8/2026 (b)	78	25,625
Citigroup Global Markets Holdings Inc., ELN, 12.00%, 5/29/2026 (b)	233	44,566
Citigroup Global Markets Holdings, Inc., ELN, 12.40%, 5/22/2026 (b)	204	23,961
Goldman Sachs International, ELN, 10.50%, 5/15/2026 (b)	268	17,160
Goldman Sachs International, ELN, 11.60%, 5/22/2026 (b)	101	14,672
Goldman Sachs International, ELN, 12.20%, 5/15/2026 (b)	59	26,479
Goldman Sachs International, ELN, 15.50%, 5/8/2026 (b)	961	24,729
Goldman Sachs International, ELN, 18.10%, 5/22/2026 (b)	86	36,537
Goldman Sachs International, ELN, 19.50%, 5/22/2026 (b)	250	31,428
Goldman Sachs International, ELN, 19.80%, 5/22/2026 (b)	424	23,572
Goldman Sachs International, ELN, 20.70%, 5/15/2026 (b)	83	26,350
Goldman Sachs International, ELN, 5.20%, 5/29/2026 (b)	89	40,799
Goldman Sachs International, ELN, 9.80%, 5/29/2026 (b)	524	105,169
Morgan Stanley Finance LLC, ELN, 10.30%, 5/8/2026 (b)	78	24,177
Morgan Stanley Finance LLC, ELN, 10.80%, 5/15/2026 (b)	144	22,500
Morgan Stanley Finance LLC, ELN, 10.90%, 5/15/2026 (b)	59	21,446
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Morgan Stanley Finance LLC, ELN, 10.90%, 5/29/2026 (b)	280	41,363
Morgan Stanley Finance LLC, ELN, 11.30%, 5/15/2026 (b)	150	21,605
Morgan Stanley Finance LLC, ELN, 11.30%, 5/15/2026 (b)	25	43,891
Morgan Stanley Finance LLC, ELN, 11.90%, 5/8/2026 (b)	1,205	23,952
Morgan Stanley Finance LLC, ELN, 12.00%, 5/15/2026 (b)	133	52,485
Morgan Stanley Finance LLC, ELN, 12.00%, 5/8/2026 (b)	79	65,483
Morgan Stanley Finance LLC, ELN, 12.20%, 5/15/2026 (b)	105	27,808
Morgan Stanley Finance LLC, ELN, 12.20%, 5/15/2026 (b)	340	43,476
Morgan Stanley Finance LLC, ELN, 12.20%, 5/29/2026 (b)	109	35,541
Morgan Stanley Finance LLC, ELN, 12.50%, 5/15/2026 (b)	202	27,591
Morgan Stanley Finance LLC, ELN, 12.50%, 5/8/2026 (b)	256	24,053
Morgan Stanley Finance LLC, ELN, 12.80%, 5/29/2026 (b)	175	24,843
Morgan Stanley Finance LLC, ELN, 13.10%, 5/29/2026 (b)	356	22,990
Morgan Stanley Finance LLC, ELN, 13.50%, 5/22/2026 (b)	170	22,342
Morgan Stanley Finance LLC, ELN, 13.60%, 5/22/2026 (b)	18	28,634
Morgan Stanley Finance LLC, ELN, 13.60%, 5/29/2026 (b)	386	34,194
Morgan Stanley Finance LLC, ELN, 13.60%, 5/8/2026 (b)	75	33,158
Morgan Stanley Finance LLC, ELN, 14.00%, 5/15/2026 (b)	193	50,005
Morgan Stanley Finance LLC, ELN, 14.40%, 5/15/2026 (b)	24	24,634
Morgan Stanley Finance LLC, ELN, 14.70%, 5/15/2026 (b)	100	24,959
Morgan Stanley Finance LLC, ELN, 14.80%, 5/22/2026 (b)	17	31,200
Morgan Stanley Finance LLC, ELN, 14.80%, 5/22/2026 (b)	165	23,502
Morgan Stanley Finance LLC, ELN, 15.50%, 5/22/2026 (b)	79	23,256
Morgan Stanley Finance LLC, ELN, 17.60%, 5/8/2026 (b)	60	31,561
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity Linked Notes — continued
United States — continued
Morgan Stanley Finance LLC, ELN, 18.00%, 5/29/2026 (b)	130	21,510
Morgan Stanley Finance LLC, ELN, 18.10%, 5/8/2026 (b)	79	27,148
Morgan Stanley Finance LLC, ELN, 18.20%, 5/15/2026 (b)	228	15,787
Morgan Stanley Finance LLC, ELN, 18.30%, 5/8/2026 (b)	158	23,078
Morgan Stanley Finance LLC, ELN, 23.90%, 5/29/2026 (b)	35	31,047
Morgan Stanley Finance LLC, ELN, 6.20%, 5/15/2026 (b)	56	51,725
Morgan Stanley Finance LLC, ELN, 7.40%, 5/29/2026 (b)	35	25,191
Morgan Stanley Finance LLC, ELN, 8.10%, 5/29/2026 (b)	362	27,876
Morgan Stanley Finance LLC, ELN, 8.30%, 5/29/2026 (b)	101	23,739
Morgan Stanley Finance LLC, ELN, 8.70%, 5/29/2026 (b)	50	35,379
Morgan Stanley Finance LLC, ELN, 9.40%, 5/22/2026 (b)	287	23,587
Morgan Stanley Finance LLC, ELN, 9.50%, 5/22/2026 (b)	119	111,340
Morgan Stanley Finance LLC, ELN, 9.50%, 5/8/2026 (b)	665	62,356
Wells Fargo Bank NA, ELN, 13.10%, 5/8/2026 (b)	129	26,436
Wells Fargo Bank NA, ELN, 7.00%, 5/22/2026 (b)	42	34,298
Wells Fargo Bank NA, ELN, 9.00%, 5/8/2026 (b)	321	24,274
Wells Fargo Bank NA, ELN, 9.80%, 5/22/2026 (b)	133	32,312
		1,888,779
Total Equity Linked Notes (Cost $2,763,559)		2,831,626
U.S. Treasury Obligations — 1.4%
United States — 1.4%
U.S. Treasury Notes, 4.13%, 1/31/2027 (c) (Cost $613,490)	611,000	612,694
	SHARES
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (d) (Cost $947,558)	947,490	947,585
INVESTMENTS	VALUE($)
Total Investments — 99.6% (Cost $42,633,201)	44,701,797
Other Assets in Excess of Liabilities — 0.4%	171,529
NET ASSETS — 100.0%	44,873,326

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	34.7%
U.S. Equity	24.8
Convertible Bonds	6.3
Banks	2.6
Oil, Gas & Consumable Fuels	2.2
Semiconductors & Semiconductor Equipment	2.1
Electric Utilities	1.8
Pharmaceuticals	1.6
U.S. Treasury Notes	1.4
Insurance	1.2
Diversified Telecommunication Services	1.1
Multi-Utilities	1.1
Others (each less than 1.0%)	17.0
Short-Term Investments	2.1
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
NASDAQ 100 E-Mini Index	10	06/18/2026	USD	5,517,250	405,695
U.S. Treasury 10 Year Note	7	06/18/2026	USD	774,156	(16,090)
MSCI Emerging Markets Index	31	06/19/2026	USD	2,482,945	211,411
U.S. Treasury 5 Year Note	54	06/30/2026	USD	5,823,563	(107,798)
					493,218

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 1.4%
Rio Tinto plc	966,376	97,349,413
China — 1.3%
Tencent Holdings Ltd.	535,700	32,534,275
Yum China Holdings, Inc.	1,168,249	56,601,664
		89,135,939
Denmark — 0.6%
Novo Nordisk A/S, Class B	1,071,620	45,582,389
France — 2.5%
LVMH Moet Hennessy Louis Vuitton SE	107,894	57,637,998
Safran SA	377,140	121,104,488
		178,742,486
Germany — 3.1%
Deutsche Boerse AG	334,708	102,687,708
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	202,464	121,108,330
		223,796,038
Hong Kong — 1.1%
Hong Kong Exchanges & Clearing Ltd.	1,449,700	77,215,011
India — 0.3%
HDFC Bank Ltd.	2,692,395	22,021,298
Japan — 4.2%
Keyence Corp.	194,600	89,256,389
Mitsubishi UFJ Financial Group, Inc.	3,509,600	63,042,385
Sony Group Corp.	1,961,500	39,299,304
Tokio Marine Holdings, Inc.	824,900	37,777,756
Toyota Motor Corp.	3,695,400	70,934,746
		300,310,580
Netherlands — 1.6%
ASML Holding NV	80,047	115,711,643
Singapore — 1.1%
DBS Group Holdings Ltd.	1,659,520	76,521,574
South Africa — 0.3%
Gold Fields Ltd., ADR	500,088	21,243,738
South Korea — 0.6%
Samsung Electronics Co. Ltd.	282,902	42,601,558
Sweden — 1.3%
Volvo AB, Class B	2,570,090	89,585,017
INVESTMENTS	SHARES	VALUE($)

Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	318,750	126,244,125
Taiwan Semiconductor Manufacturing Co. Ltd.	745,000	51,719,292
		177,963,417
United Kingdom — 0.6%
NatWest Group plc	5,009,833	39,957,812
United States — 76.5%
3M Co.	318,860	46,719,367
AbbVie, Inc.	539,988	114,110,264
Accenture plc, Class A	81,887	14,634,026
Alphabet, Inc., Class A	509,497	196,054,446
Amazon.com, Inc. *	1,392,235	369,025,809
American Express Co.	246,154	79,520,050
American Tower Corp., REIT	295,427	53,977,467
Amphenol Corp., Class A	553,358	81,493,033
Aon plc, Class A	135,497	42,227,640
Apple, Inc.	796,100	216,021,735
AT&T, Inc.	1,826,702	47,731,723
AutoZone, Inc. *	21,341	79,047,704
Baker Hughes Co., Class A	999,816	69,657,181
Bank of America Corp.	1,395,119	74,583,062
Boston Scientific Corp. *	477,916	27,532,741
Bristol-Myers Squibb Co.	1,547,107	93,739,213
Broadcom, Inc.	595,956	248,769,913
Burlington Stores, Inc. *	91,628	29,321,876
Charles Schwab Corp. (The)	873,065	80,007,677
CME Group, Inc.	270,607	77,886,107
Dominion Energy, Inc.	393,119	25,356,175
Dover Corp.	236,149	53,466,495
Edwards Lifesciences Corp. *	286,558	23,927,593
Exxon Mobil Corp.	560,712	86,534,683
Fidelity National Information Services, Inc.	464,902	21,631,890
Johnson & Johnson	514,545	118,268,168
Lowe's Cos., Inc.	527,591	125,983,455
Marriott International, Inc., Class A	152,824	55,274,913
Mastercard, Inc., Class A	472,580	237,669,934
McDonald's Corp.	420,213	123,370,335
Medtronic plc	10,098	817,635
Meta Platforms, Inc., Class A	361,766	221,368,233
Micron Technology, Inc.	140,772	72,801,647
Microsoft Corp.	726,034	296,062,144
Morgan Stanley	391,597	74,634,472
NextEra Energy, Inc.	1,583,202	154,963,812
NVIDIA Corp.	2,846,727	568,121,306
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
PepsiCo, Inc.	467,645	74,117,056
ServiceNow, Inc. *	207,468	18,321,499
Shell plc	3,238,410	147,240,161
Southern Co. (The)	194,848	18,841,802
Stryker Corp.	259,313	81,717,306
Tesla, Inc. *	89,831	34,282,204
Trane Technologies plc	333,644	164,333,016
United Rentals, Inc.	68,243	65,502,361
UnitedHealth Group, Inc.	259,793	96,248,111
US Bancorp	1,232,176	69,815,092
Ventas, Inc., REIT	431,240	37,888,746
Walmart, Inc.	768,392	101,373,957
Walt Disney Co. (The)	910,487	94,463,026
Wells Fargo & Co.	874,435	71,904,790
Yum! Brands, Inc.	395,606	63,158,498
		5,441,521,549
Total Common Stocks (Cost $6,156,819,327)		7,039,259,462
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b) (Cost $53,814,219)	53,810,522	53,815,903
Total Investments — 99.7% (Cost $6,210,633,546)		7,093,075,365
Other Assets in Excess of Liabilities — 0.3%		18,101,957
NET ASSETS — 100.0%		7,111,177,322

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	6.3
Banks	5.9
Capital Markets	5.8
Broadline Retail	5.2
Software	4.4
Hotels, Restaurants & Leisure	4.2
Financial Services	3.7
Technology Hardware, Storage & Peripherals	3.6
Pharmaceuticals	3.6
Specialty Retail	3.3
Oil, Gas & Consumable Fuels	3.3
Insurance	2.8
Electric Utilities	2.5
Electronic Equipment, Instruments & Components	2.4
Building Products	2.3
Machinery	2.0
Health Care Equipment & Supplies	1.9
Aerospace & Defense	1.7
Metals & Mining	1.7
Biotechnology	1.6
Automobiles	1.5
Consumer Staples Distribution & Retail	1.4
Health Care Providers & Services	1.4
Entertainment	1.3
Consumer Finance	1.1
Beverages	1.0
Energy Equipment & Services	1.0
Others (each less than 1.0%)	5.6
Short-Term Investments	0.8
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Belgium — 2.0%
UCB SA *	803	218,650
Canada — 0.2%
Xenon Pharmaceuticals, Inc. *	326	18,269
Denmark — 4.1%
Ascendis Pharma A/S *	343	78,677
Genmab A/S, ADR *	523	13,870
Genmab A/S *	265	70,166
Novo Nordisk A/S, Class B	6,943	295,327
		458,040
Germany — 1.9%
Fresenius SE & Co. KGaA	2,383	115,408
Sartorius AG (Preference) (a)	398	101,680
		217,088
Israel — 1.4%
Teva Pharmaceutical Industries Ltd. *	4,466	156,986
Japan — 3.0%
Daiichi Sankyo Co. Ltd.	4,200	68,225
Hoya Corp.	1,400	261,442
		329,667
Netherlands — 2.3%
Argenx SE *	334	261,932
Switzerland — 1.1%
Lonza Group AG (Registered)	200	122,964
United Kingdom — 5.2%
AstraZeneca plc	2,677	507,887
Convatec Group plc (b)	23,481	67,339
		575,226
United States — 77.2%
AbbVie, Inc.	3,678	777,235
Align Technology, Inc. *	437	76,916
Alnylam Pharmaceuticals, Inc. *	112	34,663
Alumis, Inc. *	2,446	60,392
Apogee Therapeutics, Inc. *	1,152	95,489
Biogen, Inc. *	932	176,409
Bio-Techne Corp.	843	46,635
Boston Scientific Corp. *	3,946	227,329
Bristol-Myers Squibb Co.	6,616	400,863
Cardinal Health, Inc.	796	153,532
Centene Corp. *	2,739	147,057
CG oncology, Inc. *	1,304	87,029
Cigna Group (The)	231	67,124
INVESTMENTS	SHARES	VALUE($)

United States — continued
CVS Health Corp.	3,618	301,343
Danaher Corp.	1,184	211,877
Dexcom, Inc. *	1,196	71,222
Disc Medicine, Inc. *	636	41,944
Dyne Therapeutics, Inc. *	4,266	74,868
Edwards Lifesciences Corp. *	2,435	203,322
Eli Lilly & Co.	811	757,961
Evommune, Inc. *	1,260	29,988
HCA Healthcare, Inc.	68	29,543
Immunome, Inc. *	3,351	76,872
Intuitive Surgical, Inc. *	719	329,022
Ionis Pharmaceuticals, Inc. *	1,257	93,973
IQVIA Holdings, Inc. *	726	114,977
Johnson & Johnson	2,330	535,550
McKesson Corp.	243	198,094
Medtronic plc	616	49,878
Merck & Co., Inc.	4,289	468,273
Neurocrine Biosciences, Inc. *	533	70,180
Novartis AG (Registered)	783	115,719
Nuvalent, Inc., Class A *	584	58,564
Regeneron Pharmaceuticals, Inc.	344	243,229
Roche Holding AG	723	294,622
Sionna Therapeutics, Inc. *	1,201	46,479
Spyre Therapeutics, Inc. *	1,327	98,795
Stryker Corp.	562	177,103
Thermo Fisher Scientific, Inc.	740	354,430
United Therapeutics Corp. *	226	129,125
UnitedHealth Group, Inc.	1,839	681,313
Vertex Pharmaceuticals, Inc. *	510	217,964
Viridian Therapeutics, Inc. *	2,323	31,314
Zoetis, Inc.	1,136	130,606
		8,588,823
Total Common Stocks (Cost $9,819,742)		10,947,645
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $71,313)	71,313	71,313
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	VALUE($)
Total Investments — 99.0% (Cost $9,891,055)	11,018,958
Other Assets in Excess of Liabilities — 1.0%	105,695
NET ASSETS — 100.0%	11,124,653

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $71,022.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	36.4%
Biotechnology	25.7
Health Care Providers & Services	15.4
Health Care Equipment & Supplies	13.3
Life Sciences Tools & Services	8.6
Short-Term Investments	0.6
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 102.2%
Aerospace & Defense — 2.2%
Howmet Aerospace, Inc.	134,552	32,701,518
RTX Corp.	199,392	35,106,950
Textron, Inc.	76,754	7,365,314
TransDigm Group, Inc.	10,990	12,748,180
		87,921,962
Air Freight & Logistics — 0.4%
FedEx Corp.	39,503	15,931,955
Automobile Components — 0.1%
Aptiv plc *	33,568	2,022,808
Automobiles — 1.6%
Tesla, Inc. * (a)	173,340	66,151,744
Banks — 3.4%
Bank of America Corp.	756,813	40,459,223
Citigroup, Inc.	176,516	22,590,517
Fifth Third Bancorp	319,992	16,242,794
US Bancorp	327,556	18,559,323
Wells Fargo & Co. (a)	467,795	38,466,783
		136,318,640
Beverages — 1.3%
Keurig Dr Pepper, Inc.	395,553	11,629,258
PepsiCo, Inc. (a)	259,833	41,180,932
		52,810,190
Biotechnology — 1.9%
AbbVie, Inc. (a)	199,104	42,074,657
Neurocrine Biosciences, Inc. *	20,990	2,763,754
Regeneron Pharmaceuticals, Inc.	27,715	19,596,168
Vertex Pharmaceuticals, Inc. *	30,006	12,823,964
		77,258,543
Broadline Retail — 4.9%
Amazon.com, Inc. * (a)	745,805	197,683,073
Building Products — 1.5%
Carrier Global Corp.	89,643	6,021,320
Masco Corp.	141,305	10,148,525
Trane Technologies plc	86,187	42,450,545
		58,620,390
Capital Markets — 1.6%
Blackstone, Inc.	65,665	8,246,211
Charles Schwab Corp. (The)	312,102	28,601,027
CME Group, Inc.	23,070	6,640,007
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Morgan Stanley	115,640	22,039,828
State Street Corp.	27	4,127
		65,531,200
Chemicals — 1.4%
Ecolab, Inc.	106,384	27,723,671
Linde plc	34,944	17,511,836
PPG Industries, Inc.	99,910	10,840,235
		56,075,742
Communications Equipment — 0.7%
Arista Networks, Inc. *	115,058	19,871,667
Ciena Corp. *	7,790	4,109,849
Motorola Solutions, Inc.	5,839	2,563,496
		26,545,012
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	11,803	7,306,883
Vulcan Materials Co.	28,284	8,534,414
		15,841,297
Consumer Finance — 0.9%
American Express Co.	52,871	17,079,977
Capital One Financial Corp.	90,565	17,325,084
		34,405,061
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	243,008	32,060,045
Containers & Packaging — 0.0% ^
Ball Corp.	25,016	1,527,977
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,307,981	34,177,544
Comcast Corp., Class A	105,460	2,851,638
		37,029,182
Electric Utilities — 1.9%
Entergy Corp.	156,861	18,495,480
NextEra Energy, Inc.	404,572	39,599,507
NRG Energy, Inc.	13,558	2,109,354
Southern Co. (The)	177,314	17,146,264
		77,350,605
Electrical Equipment — 1.5%
Eaton Corp. plc	47,684	20,647,649
Emerson Electric Co.	72,323	10,157,042
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
GE Vernova, Inc.	15,648	16,953,982
Vertiv Holdings Co., Class A	36,489	11,986,272
		59,744,945
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	206,190	30,365,601
Corning, Inc.	28,866	4,740,952
		35,106,553
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	291,956	20,340,575
Entertainment — 1.3%
Netflix, Inc. *	252,503	23,636,806
Walt Disney Co. (The)	251,792	26,123,420
Warner Music Group Corp., Class A	103,382	2,922,609
		52,682,835
Financial Services — 4.8%
Affirm Holdings, Inc., Class A *	64,197	4,126,583
Apollo Global Management, Inc.	75,458	9,712,954
Berkshire Hathaway, Inc., Class B * (a)	109,739	51,972,390
Corpay, Inc. *	47,992	14,708,108
Fidelity National Information Services, Inc.	228,902	10,650,810
Mastercard, Inc., Class A (a)	102,379	51,488,447
Toast, Inc., Class A *	202,524	5,775,984
Visa, Inc., Class A (a)	129,096	42,581,025
WEX, Inc. *	9,323	1,401,527
		192,417,828
Food Products — 0.6%
Mondelez International, Inc., Class A (a)	405,008	24,883,692
Ground Transportation — 0.4%
Union Pacific Corp.	53,477	14,410,982
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp. *	250,378	14,424,277
Edwards Lifesciences Corp. *	193,493	16,156,665
Medline, Inc., Class A *	58,291	2,592,201
Medtronic plc	221,047	17,898,176
Stryker Corp.	81,412	25,655,363
		76,726,682
Health Care Providers & Services — 1.6%
Cencora, Inc.	5,785	1,781,838
Cigna Group (The)	49,882	14,494,712
HCA Healthcare, Inc.	7,717	3,352,651
Humana, Inc.	24,794	5,862,293
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
McKesson Corp.	11,747	9,576,154
UnitedHealth Group, Inc. (a)	76,314	28,272,811
		63,340,459
Health Care REITs — 0.9%
Ventas, Inc.	247,531	21,748,074
Welltower, Inc.	70,045	15,223,580
		36,971,654
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	50,511	8,504,032
Carnival Corp.	381,918	10,124,646
Chipotle Mexican Grill, Inc., Class A *	447,045	15,195,060
DoorDash, Inc., Class A *	34,294	5,783,683
Expedia Group, Inc.	33,747	8,381,742
Hilton Worldwide Holdings, Inc.	74,365	24,099,465
McDonald's Corp. (a)	102,917	30,215,402
Yum! Brands, Inc.	114,138	18,222,132
		120,526,162
Household Durables — 0.1%
Lennar Corp., Class A	33,540	3,028,662
Household Products — 0.2%
Church & Dwight Co., Inc.	79,362	7,702,876
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	8,279	1,306,757
Industrial Conglomerates — 0.8%
3M Co.	212,993	31,207,734
Insurance — 1.6%
Aon plc, Class A	85,336	26,594,964
Arch Capital Group Ltd. *	55,784	5,269,357
Arthur J Gallagher & Co.	95,415	19,693,656
Chubb Ltd.	16,986	5,554,422
Progressive Corp. (The)	42,210	8,496,029
		65,608,428
Interactive Media & Services — 8.7%
Alphabet, Inc., Class A (a)	399,294	153,648,331
Alphabet, Inc., Class C (a)	262,107	100,109,148
Meta Platforms, Inc., Class A (a)	159,530	97,618,002
		351,375,481
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 0.6%
Accenture plc, Class A	49,531	8,851,685
Cognizant Technology Solutions Corp., Class A	266,395	14,092,295
		22,943,980
Life Sciences Tools & Services — 0.5%
Danaher Corp.	68,633	12,281,876
Waters Corp. *	24,288	7,510,578
		19,792,454
Machinery — 1.2%
Deere & Co. (a)	41,695	24,594,630
Dover Corp.	67,648	15,316,184
Ingersoll Rand, Inc.	74,933	5,984,149
Otis Worldwide Corp.	49,016	3,817,366
		49,712,329
Media — 0.1%
EchoStar Corp., Class A *	10,300	1,268,342
Omnicom Group, Inc.	57,195	4,388,000
		5,656,342
Metals & Mining — 0.1%
Newmont Corp.	32,811	3,644,974
Multi-Utilities — 0.5%
Sempra	203,499	19,356,825
Oil, Gas & Consumable Fuels — 3.1%
ConocoPhillips	148,096	18,627,515
Diamondback Energy, Inc.	39,500	8,122,385
EOG Resources, Inc. (a)	221,596	31,149,750
EQT Corp.	118,321	7,108,725
Exxon Mobil Corp. (a)	383,006	59,109,316
		124,117,691
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	66,490	4,520,655
United Airlines Holdings, Inc. *	31,239	2,811,510
		7,332,165
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	379,416	22,988,815
Eli Lilly & Co. (a)	44,496	41,585,962
Johnson & Johnson (a)	208,331	47,884,880
Merck & Co., Inc.	26,753	2,920,893
		115,380,550
Professional Services — 0.3%
Leidos Holdings, Inc.	86,039	12,838,740
INVESTMENTS	SHARES	VALUE($)

Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	119,004	7,531,763
Semiconductors & Semiconductor Equipment — 17.4%
Advanced Micro Devices, Inc. *	90,470	32,070,710
Analog Devices, Inc. (a)	80,900	32,542,834
Broadcom, Inc. (a)	340,088	141,962,934
Lam Research Corp.	165,692	42,725,339
Micron Technology, Inc.	87,796	45,404,579
NVIDIA Corp. (a)	1,741,442	347,539,580
NXP Semiconductors NV (Netherlands) (a)	96,718	28,395,438
Texas Instruments, Inc. (a)	106,945	30,060,101
		700,701,515
Software — 8.5%
AppLovin Corp., Class A *	9,142	4,080,532
Autodesk, Inc. *	40,227	9,533,799
Cadence Design Systems, Inc. *	38,403	12,657,245
Fortinet, Inc. *	43,402	3,659,222
Intuit, Inc.	40,324	15,665,874
Microsoft Corp. (a)	549,089	223,907,512
Oracle Corp.	189,476	30,579,532
Palantir Technologies, Inc., Class A *	114,253	15,893,735
Roper Technologies, Inc.	6,291	2,232,110
Salesforce, Inc.	12,863	2,270,705
ServiceNow, Inc. *	232,861	20,563,955
		341,044,221
Specialized REITs — 0.8%
American Tower Corp.	22,506	4,112,071
Equinix, Inc.	18,323	19,840,694
SBA Communications Corp.	32,062	7,092,115
		31,044,880
Specialty Retail — 2.1%
AutoZone, Inc. *	4,103	15,197,635
Burlington Stores, Inc. *	41,148	13,167,771
Lowe's Cos., Inc. (a)	142,342	33,989,846
Ross Stores, Inc.	90,659	20,651,214
		83,006,466
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. (a)	963,624	261,479,373
Seagate Technology Holdings plc	49,991	33,675,937
Western Digital Corp.	40,018	17,388,621
		312,543,931
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	119,461	5,299,290
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 0.9%
Altria Group, Inc.	114,695	8,332,592
Philip Morris International, Inc.	165,850	27,376,859
		35,709,451
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	9,778	9,385,316
Total Common Stocks (Cost $3,439,480,214)		4,105,510,614
	NO. OF CONTRACTS
Options Purchased — 0.7%
Put Options Purchased — 0.7%
State Street SPDR S&P 500 ETF Trust
5/29/2026 at USD 649.00, American Style
Notional Amount: USD 1,371,347,012
Counterparty: Exchange-Traded *	19,082	2,270,758
State Street SPDR S&P 500 ETF Trust
6/30/2026 at USD 616.00, American Style
Notional Amount: USD 1,371,347,012
Counterparty: Exchange-Traded *	19,082	4,140,794
State Street SPDR S&P 500 ETF Trust
7/31/2026 at USD 681.00, American Style
Notional Amount: USD 1,365,454,000
Counterparty: Exchange-Traded *	19,000	20,615,000
Total Put Options Purchased (Cost $71,335,071)		27,026,552
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (b) (c) (Cost $19,340,718)	19,338,548	19,340,482
Total Investments — 103.4% (Cost $3,530,156,003)		4,151,877,648
Liabilities in Excess of Other Assets — (3.4)%		(134,830,373)
NET ASSETS — 100.0%		4,017,047,275

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $932,964,042.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)

Written Call Options Contracts as of April 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,082	USD 1,371,347,012	USD 717.00	5/29/2026	(26,676,636)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,082	USD 1,371,347,012	USD 684.00	6/30/2026	(88,177,922)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,000	USD 1,365,454,000	USD 755.00	7/31/2026	(14,734,500)
						(129,589,058)
Written Put Options Contracts as of April 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,082	USD 1,371,347,012	USD 545.00	5/29/2026	(343,476)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,082	USD 1,371,347,012	USD 520.00	6/30/2026	(1,221,248)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,000	USD 1,365,454,000	USD 575.00	7/31/2026	(4,845,000)
						(6,409,724)
Total Written Options Contracts (Premiums Received $69,547,884)						(135,998,782)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Australia — 7.2%
ANZ Group Holdings Ltd.	4,773	126,778
BHP Group Ltd.	5,372	212,620
Brambles Ltd.	5,798	94,464
Evolution Mining Ltd.	7,871	69,589
Regis Resources Ltd.	10,323	52,932
Rio Tinto Ltd.	792	97,012
Rio Tinto plc	1,300	130,957
Telstra Group Ltd.	17,880	68,668
		853,020
Belgium — 0.9%
UCB SA *	408	111,095
Denmark — 1.5%
Carlsberg A/S, Class B	1,301	176,173
France — 10.9%
Air Liquide SA	793	170,606
Arkema SA	825	60,212
Capgemini SE	882	107,266
Engie SA	6,271	206,708
Pernod Ricard SA	1,797	133,593
Safran SA	666	213,861
Societe Generale SA	2,149	172,995
SPIE SA	1,604	93,068
Thales SA	487	133,797
		1,292,106
Germany — 8.7%
Allianz SE (Registered)	648	295,963
Bayer AG (Registered)	1,504	67,436
Bilfinger SE	641	73,927
Deutsche Boerse AG	481	147,570
Nordex SE *	1,818	103,667
RWE AG	1,701	123,854
Siemens Energy AG	992	210,226
		1,022,643
Hong Kong — 1.2%
DFI Retail Group Holdings Ltd.	15,200	63,536
WH Group Ltd. (a)	60,500	73,535
		137,071
Israel — 1.1%
Harel Insurance Investments & Financial Services Ltd.	1,017	62,974
Phoenix Financial Ltd.	1,190	71,601
		134,575
INVESTMENTS	SHARES	VALUE($)

Italy — 3.0%
Coca-Cola HBC AG	1,679	97,934
UniCredit SpA	1,822	140,809
Unipol Assicurazioni SpA	4,209	109,975
		348,718
Japan — 23.5%
Advantest Corp.	800	149,375
Asics Corp.	3,800	107,911
Astellas Pharma, Inc.	6,700	94,951
Credit Saison Co. Ltd.	2,200	60,937
Fast Retailing Co. Ltd.	300	141,224
Hachijuni Nagano Bank Ltd.	4,900	66,387
Hitachi Ltd.	5,200	165,351
Hoya Corp.	700	130,721
IHI Corp.	3,100	56,623
ITOCHU Corp.	7,800	96,666
Japan Tobacco, Inc.	3,000	111,764
Kanematsu Corp.	4,600	63,273
Kraftia Corp.	1,100	67,844
Mitsubishi UFJ Financial Group, Inc.	6,300	113,166
NEC Corp.	3,100	82,460
Nishi-Nippon Financial Holdings, Inc.	5,000	125,546
Nomura Holdings, Inc.	8,000	64,079
Obayashi Corp.	4,200	98,745
ORIX Corp.	3,500	117,798
Renesas Electronics Corp.	6,800	137,514
Seiko Group Corp.	2,800	104,010
Shionogi & Co. Ltd.	3,600	72,731
Sompo Holdings, Inc.	3,000	111,646
Sony Group Corp.	6,700	134,237
Suzuki Motor Corp.	6,700	74,929
Toyota Motor Corp.	8,300	159,322
Yamato Kogyo Co. Ltd.	800	61,065
		2,770,275
Netherlands — 10.7%
ASM International NV	167	163,372
ASML Holding NV	306	442,337
ASR Nederland NV	1,315	99,887
Euronext NV (a)	346	57,918
ING Groep NV	5,664	163,924
Koninklijke Ahold Delhaize NV	4,808	225,829
SBM Offshore NV	2,594	110,975
		1,264,242
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	39

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	2,956	63,703
Singapore — 1.4%
DBS Group Holdings Ltd.	2,400	110,666
Hong Leong Asia Ltd.	22,900	52,334
		163,000
Spain — 3.2%
Banco Santander SA	20,331	248,086
Indra Sistemas SA	2,150	123,656
		371,742
Sweden — 1.1%
Telia Co. AB	24,521	128,172
Switzerland — 5.9%
Accelleron Industries AG	579	62,034
Cie Financiere Richemont SA (Registered)	842	161,595
Galderma Group AG	551	115,596
Nestle SA (Registered)	2,562	259,376
Temenos AG (Registered)	1,021	96,835
VAT Group AG (a)	9	6,761
		702,197
United Kingdom — 13.9%
Balfour Beatty plc	8,140	90,450
Barclays plc	25,600	150,475
CK Hutchison Holdings Ltd.	10,500	87,677
Frontier Developments plc *	12,991	54,800
GSK plc	6,514	170,781
Halma plc	1,673	100,677
HSBC Holdings plc	6,205	114,171
Imperial Brands plc	3,714	141,105
NatWest Group plc	21,730	173,316
Next plc	689	121,601
Rolls-Royce Holdings plc	11,441	184,103
Sage Group plc (The)	7,713	91,990
SSE plc	4,328	154,961
		1,636,107
United States — 3.8%
InterContinental Hotels Group plc	141	20,160
Sanofi SA	1,876	175,550
Shell plc	5,662	257,433
		453,143
Total Common Stocks (Cost $11,625,998)		11,627,982
INVESTMENTS	VALUE($)
Total Investments — 98.5% (Cost $11,625,998)	11,627,982
Other Assets in Excess of Liabilities — 1.5%	178,139
NET ASSETS — 100.0%	11,806,121

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.7%
Semiconductors & Semiconductor Equipment	7.7
Pharmaceuticals	6.9
Insurance	6.5
Metals & Mining	5.4
Aerospace & Defense	4.6
Beverages	3.5
Electrical Equipment	3.2
Textiles, Apparel & Luxury Goods	3.2
Food Products	2.9
IT Services	2.7
Consumer Staples Distribution & Retail	2.5
Capital Markets	2.3
Commercial Services & Supplies	2.2
Oil, Gas & Consumable Fuels	2.2
Construction & Engineering	2.2
Industrial Conglomerates	2.2
Tobacco	2.2
Automobiles	2.0
Chemicals	2.0
Multi-Utilities	1.8
Diversified Telecommunication Services	1.7
Health Care Equipment & Supplies	1.7
Software	1.6
Trading Companies & Distributors	1.4
Electric Utilities	1.3
Specialty Retail	1.2
Household Durables	1.1
Independent Power and Renewable Electricity Producers	1.1
Broadline Retail	1.0
Financial Services	1.0
Machinery	1.0
Others (each less than 1.0%)	3.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	41

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Australia — 1.1%
Telstra Group Ltd.	1,180,708	4,534,537
Belgium — 0.6%
UCB SA *	9,937	2,705,759
Brazil — 4.6%
Axia Energia SA	468,184	5,879,010
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	383,975	2,575,962
Itausa SA (Preference)	1,874,555	5,265,774
Wheaton Precious Metals Corp.	46,808	5,912,553
		19,633,299
Canada — 2.9%
OR Royalties, Inc.	81,161	2,989,277
Shopify, Inc., Class A *	58,320	7,079,031
WSP Global, Inc.	13,453	2,238,288
		12,306,596
China — 5.4%
Advanced Micro-Fabrication Equipment, Inc., Class A	46,355	2,576,062
Contemporary Amperex Technology Co. Ltd., Class A	66,000	4,238,114
Fuyao Glass Industry Group Co. Ltd., Class H (a)	495,200	3,761,813
H World Group Ltd., ADR	67,490	3,485,184
Tencent Holdings Ltd.	89,500	5,435,538
Zijin Mining Group Co. Ltd., Class H	756,000	3,510,865
		23,007,576
Denmark — 2.3%
DSV A/S	22,427	5,515,692
Novonesis Novozymes B	68,006	4,178,681
		9,694,373
France — 8.4%
Air Liquide SA	37,601	8,089,495
Capgemini SE	15,363	1,868,394
EssilorLuxottica SA	19,673	4,164,176
Kering SA	6,977	1,919,467
Legrand SA	34,196	6,126,679
Safran SA	33,073	10,620,164
SPIE SA	52,327	3,036,151
		35,824,526
Germany — 5.0%
Infineon Technologies AG	73,043	4,912,529
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,958	2,965,738
INVESTMENTS	SHARES	VALUE($)

Germany — continued
RWE AG	58,533	4,261,939
Scout24 SE (a)	23,253	1,936,099
Siemens Energy AG	34,966	7,410,063
		21,486,368
Greece — 1.1%
Piraeus Bank SA *	501,445	4,747,209
Guatemala — 0.7%
Millicom International Cellular SA	35,251	2,992,105
Hong Kong — 2.5%
AIA Group Ltd.	453,400	4,977,774
Hong Kong Exchanges & Clearing Ltd.	104,200	5,549,979
		10,527,753
Hungary — 1.2%
OTP Bank Nyrt.	38,731	5,194,947
India — 2.2%
Bajaj Finance Ltd.	244,385	2,427,389
Blue Star Ltd.	114,656	2,162,943
Cholamandalam Investment and Finance Co. Ltd.	128,547	2,130,956
UltraTech Cement Ltd.	21,557	2,645,015
		9,366,303
Israel — 0.6%
Tower Semiconductor Ltd. *	12,091	2,672,716
Italy — 2.3%
Ferrari NV	5,265	1,821,959
Prysmian SpA	28,770	4,376,182
Ryanair Holdings plc, ADR	69,564	3,801,673
		9,999,814
Japan — 10.9%
Asics Corp.	58,900	1,672,620
Azbil Corp.	429,900	3,826,006
Hitachi Ltd.	121,100	3,850,780
JX Advanced Metals Corp.	105,500	3,273,068
Kinden Corp.	63,100	3,380,962
Lasertec Corp.	24,400	6,743,633
Nintendo Co. Ltd.	59,000	2,886,215
Penta-Ocean Construction Co. Ltd.	313,400	3,511,413
Recruit Holdings Co. Ltd.	61,900	2,867,515
Sanrio Co. Ltd.	368,100	2,145,144
Sony Group Corp.	227,400	4,556,035
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Electric Industries Ltd.	85,900	5,655,162
Suzuki Motor Corp.	219,200	2,451,410
		46,819,963
Kazakhstan — 0.6%
NAC Kazatomprom JSC, GDR (a)	27,800	2,458,086
Netherlands — 4.5%
ASML Holding NV	8,113	11,727,717
Nebius Group NV * (b)	31,154	4,306,417
SBM Offshore NV	79,683	3,408,952
		19,443,086
Saudi Arabia — 1.2%
Al Rajhi Bank	289,303	5,304,062
Singapore — 2.0%
DBS Group Holdings Ltd.	105,450	4,862,370
Singapore Exchange Ltd.	230,000	3,932,712
		8,795,082
South Korea — 10.5%
APR Corp.	14,342	4,104,759
Eugene Technology Co. Ltd.	45,787	4,114,734
Hanwha Aerospace Co. Ltd.	8,053	7,693,569
JB Financial Group Co. Ltd.	118,414	2,191,245
Samsung C&T Corp.	26,561	5,426,532
Samsung Electronics Co. Ltd.	100,258	15,097,620
SK Square Co. Ltd. *	10,945	6,370,000
		44,998,459
Spain — 1.7%
Indra Sistemas SA (b)	70,150	4,034,634
Industria de Diseno Textil SA	53,568	3,206,082
		7,240,716
Switzerland — 2.5%
Cie Financiere Richemont SA (Registered)	33,160	6,363,981
VAT Group AG (a)	5,844	4,390,307
		10,754,288
Taiwan — 12.5%
Chroma ATE, Inc.	50,000	3,416,517
Delta Electronics, Inc.	48,000	3,366,023
eMemory Technology, Inc.	46,000	5,825,569
Jentech Precision Industrial Co. Ltd.	30,000	5,222,881
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,601	7,763,172
Taiwan Semiconductor Manufacturing Co. Ltd.	402,000	27,907,591
		53,501,753
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	176,269	1,052,574
United Kingdom — 8.2%
AstraZeneca plc	53,840	10,214,652
British American Tobacco plc	35,044	2,063,911
Compass Group plc	215,581	6,091,676
RELX plc	149,193	5,456,127
Rolls-Royce Holdings plc	517,963	8,334,833
Standard Chartered plc	123,334	3,140,679
		35,301,878
United States — 3.0%
Haleon plc	885,243	4,087,938
InterContinental Hotels Group plc	34,006	4,862,218
Spotify Technology SA *	8,576	3,829,613
		12,779,769
Total Common Stocks (Cost $358,526,285)		423,143,597
Short-Term Investments — 2.5%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (c) (d) (Cost $3,614,680)	3,614,500	3,614,862
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $7,054,808)	7,054,808	7,054,808
Total Short-Term Investments (Cost $10,669,488)		10,669,670
Total Investments — 101.2% (Cost $369,195,773)		433,813,267
Liabilities in Excess of Other Assets — (1.2)%		(5,225,336)
NET ASSETS — 100.0%		428,587,931

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	43

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $6,744,043.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	18.3%
Banks	7.3
Aerospace & Defense	6.1
Electrical Equipment	5.1
Pharmaceuticals	3.9
Metals & Mining	3.6
Industrial Conglomerates	3.6
Technology Hardware, Storage & Peripherals	3.5
Hotels, Restaurants & Leisure	3.3
IT Services	3.0
Chemicals	2.8
Electronic Equipment, Instruments & Components	2.4
Textiles, Apparel & Luxury Goods	2.3
Capital Markets	2.2
Automobile Components	2.2
Construction & Engineering	2.1
Professional Services	1.9
Insurance	1.8
Interactive Media & Services	1.7
Entertainment	1.5
Electric Utilities	1.4
Air Freight & Logistics	1.3
Specialty Retail	1.2
Consumer Finance	1.1
Household Durables	1.1
Diversified Telecommunication Services	1.0
Machinery	1.0
Software	1.0
Automobiles	1.0
Independent Power and Renewable Electricity Producers	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	6.8
Short-Term Investments	2.5
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.0%
Australia — 3.0%
BHP Group Ltd.	733,473	29,030,378
Glencore plc	1,317,396	10,238,588
Perseus Mining Ltd.	1,110,040	4,448,693
QBE Insurance Group Ltd.	433,423	7,020,532
Rio Tinto plc	228,028	22,970,761
		73,708,952
Austria — 1.4%
BAWAG Group AG (a)	19,804	3,391,452
Erste Group Bank AG	64,444	7,120,811
OMV AG	82,785	5,843,806
Raiffeisen Bank International AG	69,122	3,770,305
Strabag SE	44,632	4,709,173
Telekom Austria AG	338,480	3,845,448
Vienna Insurance Group AG Wiener Versicherung Gruppe	64,491	4,855,884
		33,536,879
Belgium — 0.7%
Ageas SA	71,883	5,633,090
KBC Group NV	52,138	6,939,466
Umicore SA *	199,941	4,043,860
		16,616,416
Brazil — 1.8%
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	1,016,702	3,202,987
Fleury SA	1,116,380	3,643,261
Lojas Renner SA	1,152,656	3,156,431
Marcopolo SA (Preference)	2,784,886	3,649,968
Petroleo Brasileiro SA (Preference)	1,631,311	16,264,353
TIM SA	880,917	4,587,998
Vale SA	680,219	11,170,768
		45,675,766
Burkina Faso — 0.1%
IAMGOLD Corp. *	208,769	3,513,424
Canada — 7.2%
Bank of Nova Scotia (The)	193,601	15,062,211
Barrick Mining Corp.	101,375	3,983,056
Canadian Imperial Bank of Commerce	147,322	16,438,764
Canadian Natural Resources Ltd.	336,183	16,047,488
Cogeco Communications, Inc.	68,952	3,194,934
DPM Metals, Inc.	132,429	4,446,635
Fairfax Financial Holdings Ltd.	3,242	5,610,389
First Capital REIT, REIT	174,007	2,996,300
INVESTMENTS	SHARES	VALUE($)

Canada — continued
Linamar Corp.	52,925	3,541,321
Manulife Financial Corp.	290,420	11,419,246
Power Corp. of Canada	143,998	8,033,400
Rogers Communications, Inc., Class B	180,577	6,573,808
Royal Bank of Canada	198,628	35,724,818
Russel Metals, Inc.	114,916	4,472,786
Suncor Energy, Inc.	212,472	14,559,498
Toronto-Dominion Bank (The)	250,468	26,981,987
		179,086,641
Chile — 0.1%
Latam Airlines Group SA	138,924,191	3,304,006
China — 8.4%
BOC Aviation Ltd. (a)	341,600	3,507,667
BOC Hong Kong Holdings Ltd.	956,500	5,501,969
Brilliance China Automotive Holdings Ltd.	6,520,000	2,275,257
China Coal Energy Co. Ltd., Class H	2,885,000	5,397,370
China Communications Services Corp. Ltd., Class H	6,530,000	3,584,935
China Construction Bank Corp., Class H	15,536,000	17,537,036
China Hongqiao Group Ltd.	1,349,000	5,710,384
China Life Insurance Co. Ltd., Class H	1,572,000	5,799,193
China Oilfield Services Ltd., Class H	3,458,000	4,175,299
China Pacific Insurance Group Co. Ltd., Class H	1,445,000	6,307,957
China Resources Pharmaceutical Group Ltd. (a)	4,463,500	2,996,201
COSCO SHIPPING Holdings Co. Ltd., Class H	2,122,500	3,902,202
Eastern Air Logistics Co. Ltd., Class A	1,372,500	3,219,613
Geely Automobile Holdings Ltd.	2,615,000	7,645,515
GF Securities Co. Ltd., Class H	1,975,800	4,479,383
Great Wall Motor Co. Ltd., Class H	2,467,500	3,654,389
Gree Electric Appliances, Inc. of Zhuhai, Class A	708,200	4,158,709
Haier Smart Home Co. Ltd., Class H	1,422,400	4,017,504
Haitian International Holdings Ltd.	1,118,000	3,033,295
Hisense Home Appliances Group Co. Ltd.	1,295,000	3,812,182
Huayu Automotive Systems Co. Ltd., Class A	1,392,600	3,803,977
Industrial & Commercial Bank of China Ltd., Class H	14,211,000	12,803,404
JOYY, Inc., ADR	59,217	3,493,211
Kunlun Energy Co. Ltd.	4,348,000	4,184,279
Lenovo Group Ltd.	4,076,000	6,129,170
Livzon Pharmaceutical Group, Inc., Class H	982,600	3,532,718
Midea Group Co. Ltd., Class H	378,500	4,373,814
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	45

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
New China Life Insurance Co. Ltd., Class H	702,300	4,612,174
People's Insurance Co. Group of China Ltd. (The), Class H	6,827,000	4,671,148
PetroChina Co. Ltd., Class H	6,402,000	9,875,177
PICC Property & Casualty Co. Ltd., Class H	2,184,000	3,945,096
Ping An Insurance Group Co. of China Ltd., Class H	1,402,000	11,395,600
Shaanxi Coal Industry Co. Ltd., Class A	942,300	3,603,406
Sinotruk Hong Kong Ltd.	1,047,000	5,141,094
Sunshine Insurance Group Co. Ltd., Class H	7,274,500	3,359,733
Vipshop Holdings Ltd., ADR	284,301	4,091,091
Weichai Power Co. Ltd., Class H	1,518,000	7,545,808
Yangzijiang Shipbuilding Holdings Ltd.	2,152,400	7,340,684
Yunnan Yuntianhua Co. Ltd., Class A	721,500	3,835,782
		208,453,426
Colombia — 0.2%
Grupo Cibest SA (Preference)	250,851	4,306,224
Denmark — 1.0%
AL Sydbank	35,946	3,065,750
Carlsberg A/S, Class B	30,417	4,118,882
Danske Bank A/S	145,793	7,495,000
H Lundbeck A/S	815,298	5,480,922
ISS A/S	118,190	4,335,754
		24,496,308
Finland — 0.4%
Nordea Bank Abp	539,724	10,149,452
France — 4.7%
Alten SA	42,642	2,840,867
Amundi SA (a)	35,427	3,424,244
AXA SA	260,692	12,566,735
Ayvens SA (a)	263,323	3,563,356
BNP Paribas SA	154,427	16,218,158
Capgemini SE	20,212	2,458,112
Credit Agricole SA	278,850	5,446,531
Eiffage SA	37,035	5,971,097
Engie SA	347,627	11,458,679
Forvia SE *	228,979	2,699,326
Societe Generale SA	94,369	7,596,710
Sopra Steria Group	24,142	3,766,957
TotalEnergies SE	297,193	27,631,094
Valeo SE	239,125	3,009,949
INVESTMENTS	SHARES	VALUE($)

France — continued
Vallourec SACA	153,025	4,610,899
Vicat SACA	60,168	4,248,716
		117,511,430
Georgia — 0.1%
Lion Finance Group plc	19,824	2,978,096
Germany — 3.8%
Allianz SE (Registered)	56,913	25,994,018
Bayer AG (Registered)	193,920	8,694,933
Continental AG *	69,183	5,234,603
Daimler Truck Holding AG	159,133	8,026,339
Deutsche Bank AG (Registered)	252,987	7,860,063
Deutsche Telekom AG (Registered)	412,945	13,338,390
Duerr AG	182,341	4,524,740
Mercedes-Benz Group AG	126,034	7,346,539
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	19,313	11,552,499
TeamViewer SE * (a) (b)	473,240	2,644,166
		95,216,290
Greece — 0.5%
Eurobank SA	651,875	2,836,344
Hellenic Telecommunications Organization SA	196,060	4,181,023
National Bank of Greece SA	365,330	5,789,819
		12,807,186
Guatemala — 0.2%
Millicom International Cellular SA	65,118	5,527,216
Hong Kong — 1.5%
Cathay Pacific Airways Ltd.	2,180,000	3,240,258
CK Asset Holdings Ltd.	824,000	5,190,587
Hang Lung Properties Ltd.	2,748,000	3,230,651
Hysan Development Co. Ltd.	1,588,000	3,980,795
Kerry Properties Ltd.	1,459,500	4,442,353
Sun Hung Kai Properties Ltd.	322,500	5,646,035
Swire Properties Ltd.	1,196,200	3,818,066
WH Group Ltd. (a)	4,103,000	4,986,985
Wharf Real Estate Investment Co. Ltd.	1,128,000	3,532,327
		38,068,057
Hungary — 0.6%
MOL Hungarian Oil & Gas plc	377,977	5,038,188
OTP Bank Nyrt.	37,626	5,046,735
Richter Gedeon Nyrt.	101,627	4,286,600
		14,371,523
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — 1.4%
Bank of Baroda	1,163,959	3,247,484
Bharat Petroleum Corp. Ltd.	1,154,124	3,674,935
Canara Bank	2,491,065	3,555,354
Coal India Ltd.	990,430	5,037,362
National Aluminium Co. Ltd.	1,162,497	4,918,671
NMDC Ltd.	4,284,120	4,100,612
Oil & Natural Gas Corp. Ltd.	1,544,132	4,895,099
Petronet LNG Ltd.	879,385	2,573,025
Union Bank of India Ltd.	1,856,854	3,265,910
		35,268,452
Indonesia — 0.9%
Astra International Tbk. PT	14,895,800	5,160,487
First Pacific Co. Ltd.	4,906,000	3,442,258
Japfa Comfeed Indonesia Tbk. PT *	28,693,100	4,110,854
Telkom Indonesia Persero Tbk. PT	21,920,800	3,585,870
United Tractors Tbk. PT	2,861,600	4,802,396
		21,101,865
Ireland — 1.3%
AerCap Holdings NV	47,440	6,746,442
AIB Group plc	514,334	5,928,499
Bank of Ireland Group plc	280,998	5,534,931
Glanbia plc	256,791	5,961,351
Glenveagh Properties plc * (a)	1,556,040	3,853,380
Greencore Group plc	1,374,620	4,706,214
		32,730,817
Italy — 3.4%
Azimut Holding SpA	93,400	3,966,226
Banco BPM SpA	341,602	4,977,498
BPER Banca SpA (b)	393,009	5,801,513
Danieli & C Officine Meccaniche SpA	91,203	5,132,337
doValue SpA * (a)	1,240,948	3,065,749
Enel SpA	1,493,130	17,433,331
Eni SpA	394,863	11,165,310
Intesa Sanpaolo SpA	2,178,755	14,802,968
UniCredit SpA	148,417	11,470,020
Unipol Assicurazioni SpA	244,533	6,389,310
		84,204,262
Japan — 14.0%
Asahi Kasei Corp.	546,400	5,376,495
Astellas Pharma, Inc.	493,800	6,998,007
Central Japan Railway Co.	164,300	3,941,635
Chiyoda Corp. *	499,900	3,243,183
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Cosmo Energy Holdings Co. Ltd.	111,200	2,842,741
Credit Saison Co. Ltd.	109,000	3,019,173
Daiichi Life Group, Inc.	761,000	6,967,478
Daiwa Securities Group, Inc.	650,700	6,124,952
ENEOS Holdings, Inc.	817,400	6,864,921
Hokuriku Electric Power Co.	532,700	2,965,490
Inpex Corp.	292,200	7,617,707
Ishihara Sangyo Kaisha Ltd.	216,500	4,170,047
Japan Petroleum Exploration Co. Ltd.	284,100	4,064,332
Kanematsu Corp.	235,200	3,235,200
Kansai Paint Co. Ltd.	212,400	3,187,591
KDX Realty Investment Corp., REIT	3,280	3,425,989
Kioxia Holdings Corp. *	28,100	6,799,038
Kyocera Corp.	438,400	7,617,633
Kyoto Financial Group, Inc.	109,800	3,034,998
Marubeni Corp.	316,100	12,302,959
Mitsubishi UFJ Financial Group, Inc.	1,617,600	29,056,691
Mitsui & Co. Ltd.	398,800	14,973,320
Mitsui Fudosan Co. Ltd.	371,300	4,066,489
Mitsui OSK Lines Ltd.	126,000	4,759,545
Mizuho Financial Group, Inc.	386,900	16,637,750
MS&AD Insurance Group Holdings, Inc.	278,000	7,148,517
Niterra Co. Ltd.	99,900	5,400,147
Nomura Holdings, Inc.	931,300	7,459,557
Nomura Real Estate Holdings, Inc.	544,000	3,549,193
Open House Group Co. Ltd.	60,600	3,566,532
ORIX Corp.	291,400	9,807,502
Panasonic Holdings Corp.	544,900	11,146,371
Sankyo Co. Ltd.	274,100	3,242,616
SBI Holdings, Inc.	257,300	5,191,806
Shikoku Electric Power Co., Inc.	300,800	2,994,816
Shionogi & Co. Ltd.	274,500	5,545,711
Sompo Holdings, Inc.	162,600	6,051,227
Subaru Corp.	270,000	4,021,707
Sumitomo Chemical Co. Ltd.	1,212,000	3,954,860
Sumitomo Corp.	217,300	8,079,693
Sumitomo Mitsui Financial Group, Inc.	545,900	19,275,213
Sumitomo Mitsui Trust Group, Inc.	169,600	5,670,293
Sumitomo Pharma Co. Ltd. *	334,600	3,693,943
Sumitomo Realty & Development Co. Ltd.	221,900	6,878,814
TBS Holdings, Inc.	98,700	3,491,013
Tokai Rika Co. Ltd.	170,100	3,137,765
Tokio Marine Holdings, Inc.	172,900	7,918,262
Tokyo Century Corp.	258,300	3,548,234
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Tokyu Fudosan Holdings Corp.	488,600	4,160,005
Toyo Tire Corp.	161,900	3,969,484
Toyoda Gosei Co. Ltd.	123,500	3,644,109
Toyota Motor Corp.	671,100	12,882,045
Tsubakimoto Chain Co.	272,500	4,084,937
UACJ Corp.	279,200	4,926,187
		347,733,923
Luxembourg — 0.2%
ArcelorMittal SA	100,027	5,807,092
Malaysia — 0.1%
Sime Darby Bhd.	6,228,100	3,394,505
Mexico — 0.1%
Banco del Bajio SA (a) (b)	1,103,881	3,473,701
Netherlands — 3.1%
ABN AMRO Bank NV, CVA (a)	162,099	5,643,776
Arcadis NV	55,259	2,366,611
ASR Nederland NV	59,091	4,488,522
Eurocommercial Properties NV, REIT	84,971	2,787,544
Havas NV *	192,611	3,666,170
Heineken Holding NV	133,959	9,519,262
ING Groep NV	469,099	13,576,378
Koninklijke Ahold Delhaize NV	213,113	10,009,805
Koninklijke BAM Groep NV	466,471	5,131,012
Koninklijke Heijmans N.V., CVA *	59,612	6,031,400
NN Group NV	91,745	8,030,791
SBM Offshore NV	127,985	5,475,379
		76,726,650
Norway — 1.4%
Aker Solutions ASA (a)	1,019,565	4,639,639
DNB Bank ASA	203,883	6,174,261
Equinor ASA	208,600	8,489,446
Norsk Hydro ASA	610,955	6,742,814
Odfjell Drilling Ltd.	449,925	4,827,198
Telenor ASA	305,811	5,033,749
		35,907,107
Peru — 0.2%
Hochschild Mining plc	461,655	3,941,415
Poland — 0.4%
ORLEN SA	235,269	8,646,741
Portugal — 0.5%
Banco Comercial Portugues SA, Class R	3,526,104	3,768,987
INVESTMENTS	SHARES	VALUE($)

Portugal — continued
Galp Energia SGPS SA	174,917	4,091,303
NOS SGPS SA *	663,947	4,384,343
		12,244,633
Qatar — 0.2%
Ooredoo QPSC	1,027,220	3,865,123
Singapore — 0.4%
Oversea-Chinese Banking Corp. Ltd.	611,400	10,548,246
South Africa — 1.6%
Absa Group Ltd. (b)	384,735	5,394,413
Anglo American plc	164,942	8,162,152
Exxaro Resources Ltd.	274,809	3,627,990
Kumba Iron Ore Ltd.	160,621	3,013,108
MTN Group Ltd.	555,918	6,975,048
Nedbank Group Ltd. (b)	278,676	4,449,463
Sibanye Stillwater Ltd.	1,258,693	3,762,962
Truworths International Ltd.	1,081,178	3,360,203
		38,745,339
South Korea — 6.6%
BGF retail Co. Ltd.	38,181	3,412,906
Cheil Worldwide, Inc.	237,408	3,218,818
DB Insurance Co. Ltd.	41,987	4,777,849
F&F Co. Ltd.	75,039	3,409,553
GS Holdings Corp.	75,666	4,202,513
Hankook Tire & Technology Co. Ltd.	85,513	3,441,136
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	14,453	4,525,635
Hyundai Glovis Co. Ltd.	29,146	4,500,250
Hyundai Mobis Co. Ltd.	21,904	6,335,052
iM Financial Group Co. Ltd.	301,806	3,905,704
Industrial Bank of Korea	206,407	3,163,985
JB Financial Group Co. Ltd.	203,619	3,767,959
KB Financial Group, Inc.	78,912	8,641,274
Kia Corp.	68,903	7,106,778
Korean Air Lines Co. Ltd.	229,570	3,842,435
KT Corp., ADR	105,580	2,262,579
KT Corp.	21,470	884,541
Kumho Petrochemical Co. Ltd.	38,758	3,856,040
LG Uplus Corp.	391,866	4,201,876
Orion Corp.	39,905	3,863,510
Samsung Electronics Co. Ltd.	483,612	72,826,013
Samsung Securities Co. Ltd.	67,270	4,929,166
SL Corp.	88,161	3,776,161
		164,851,733
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	856,109	18,904,948
Banco de Sabadell SA	1,436,949	5,571,053
Banco Santander SA	2,144,014	26,161,966
CaixaBank SA	706,508	8,992,684
Endesa SA	141,407	6,338,101
Mapfre SA	617,634	3,023,521
Repsol SA	317,988	8,541,531
Unicaja Banco SA (a) (b)	897,985	2,915,161
		80,448,965
Sweden — 2.0%
Ambea AB (a)	321,331	4,875,955
Husqvarna AB, Class B	1,145,358	5,517,616
Loomis AB	71,329	3,305,033
NCC AB, Class B	162,302	3,501,726
Skandinaviska Enskilda Banken AB, Class A	345,476	6,837,724
Svenska Handelsbanken AB, Class A	377,801	5,368,527
Swedbank AB, Class A	195,420	6,907,946
Telefonaktiebolaget LM Ericsson, Class B	737,606	8,798,901
Telia Co. AB	1,079,836	5,644,351
		50,757,779
Switzerland — 2.3%
Adecco Group AG (Registered) (b)	145,676	3,357,102
Aryzta AG *	50,391	4,032,602
Avolta AG	56,366	3,114,987
Clariant AG (Registered) *	496,834	5,117,106
Implenia AG (Registered)	55,306	4,364,827
Nestle SA (Registered)	373,611	37,824,245
		57,810,869
Taiwan — 4.3%
Arcadyan Technology Corp.	635,000	3,215,342
Compal Electronics, Inc.	4,343,000	4,014,941
Eva Airways Corp.	3,224,000	3,414,402
Evergreen Marine Corp. Taiwan Ltd.	621,000	3,972,640
Fubon Financial Holding Co. Ltd.	2,255,000	6,426,954
Genius Electronic Optical Co. Ltd.	260,000	4,223,930
Hon Hai Precision Industry Co. Ltd.	2,162,000	15,274,572
KGI Financial Holding Co. Ltd.	7,172,000	4,888,067
Largan Precision Co. Ltd.	53,000	4,255,786
Primax Electronics Ltd.	1,491,000	3,464,988
Taiwan Semiconductor Manufacturing Co. Ltd.	489,000	33,947,294
Tripod Technology Corp.	441,000	6,353,590
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
United Microelectronics Corp.	3,544,000	8,902,020
WT Microelectronics Co. Ltd.	751,000	4,879,562
		107,234,088
Thailand — 0.7%
Kasikornbank PCL, NVDR	598,600	3,562,494
Krung Thai Bank PCL, NVDR	4,740,800	4,799,337
PTT Exploration & Production PCL, NVDR	1,227,000	5,825,617
Thai Oil PCL, NVDR	1,889,000	2,793,362
		16,980,810
Turkey — 0.2%
Turkiye Is Bankasi A/S, Class C	11,867,384	3,767,568
United Arab Emirates — 0.4%
Emaar Properties PJSC	1,714,610	5,521,044
Emirates NBD Bank PJSC	564,753	4,458,860
		9,979,904
United Kingdom — 7.2%
Balfour Beatty plc	492,900	5,477,016
Barclays plc	2,177,662	12,800,119
CK Hutchison Holdings Ltd.	805,500	6,726,077
Currys plc	2,373,783	4,027,966
Drax Group plc	374,709	4,505,346
Entain plc	628,068	4,635,760
GSK plc	649,231	17,021,197
HSBC Holdings plc	2,388,429	43,946,678
Imperial Brands plc	184,359	7,004,291
International Consolidated Airlines Group SA	608,775	3,079,902
Investec plc	482,542	4,130,134
ITV plc	2,741,723	2,983,380
Johnson Matthey plc	110,505	3,124,682
Keller Group plc	104,850	3,187,139
Kier Group plc	1,422,050	3,957,477
Lancashire Holdings Ltd.	382,053	2,984,103
Lloyds Banking Group plc	4,917,710	6,684,658
Mitie Group plc	2,164,434	5,118,851
NatWest Group plc	1,360,232	10,849,043
Paragon Banking Group plc	309,073	3,147,975
Serco Group plc	1,182,966	4,529,755
Standard Chartered plc	293,660	7,478,002
TP ICAP Group plc	838,473	3,607,691
Vodafone Group plc	4,708,492	7,491,902
		178,499,144
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	49

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 5.2%
BP plc	2,394,585	18,955,139
BRP, Inc.	47,327	2,648,305
Buzzi SpA	56,912	3,116,147
Carnival plc	106,455	2,823,977
Roche Holding AG	99,314	40,470,455
Sanofi SA	176,853	16,549,281
Shell plc	790,048	35,920,960
Swiss Re AG	49,720	8,009,333
		128,493,597
Total Common Stocks (Cost $2,142,306,241)		2,412,491,620
Short-Term Investments — 3.0%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (c) (d) (Cost $65,902,892)	65,897,103	65,903,692
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $8,087,055)	8,087,055	8,087,055
Total Short-Term Investments (Cost $73,989,947)		73,990,747
Total Investments — 100.0% (Cost $2,216,296,188)		2,486,482,367
Other Assets in Excess of Liabilities — 0.0% ^		1,176,804
NET ASSETS — 100.0%		2,487,659,171

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $7,780,702.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.5%
Oil, Gas & Consumable Fuels	10.2
Insurance	8.4
Metals & Mining	5.7
Pharmaceuticals	4.6
Technology Hardware, Storage & Peripherals	3.3
Food Products	2.8
Machinery	2.4
Diversified Telecommunication Services	2.2
Real Estate Management & Development	2.2
Trading Companies & Distributors	2.1
Capital Markets	2.1
Semiconductors & Semiconductor Equipment	2.0
Construction & Engineering	2.0
Automobile Components	1.9
Electronic Equipment, Instruments & Components	1.9
Automobiles	1.8
Chemicals	1.5
Household Durables	1.4
Wireless Telecommunication Services	1.3
Electric Utilities	1.2
Energy Equipment & Services	1.0
Others (each less than 1.0%)	10.5
Short-Term Investments	3.0
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	75	06/19/2026	USD	11,415,750	35,086
MSCI Emerging Markets Index	46	06/19/2026	USD	3,684,370	(73,516)
					(38,430)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 103.9%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	71	82,359
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	247	26,874
Automobiles — 3.1%
Tesla, Inc. * (a)	2,577	983,460
Beverages — 1.5%
Coca-Cola Co. (The)	3,346	263,531
Monster Beverage Corp. *	2,530	194,987
		458,518
Biotechnology — 2.4%
AbbVie, Inc.	943	199,275
Alnylam Pharmaceuticals, Inc. *	305	94,394
Insmed, Inc. *	695	94,749
Natera, Inc. *	157	32,367
Neurocrine Biosciences, Inc. *	209	27,519
Regeneron Pharmaceuticals, Inc.	444	313,935
		762,239
Broadline Retail — 6.5%
Alibaba Group Holding Ltd., ADR	360	47,477
Amazon.com, Inc. * (a)	6,891	1,826,528
MercadoLibre, Inc. *	100	179,263
		2,053,268
Building Products — 0.3%
Trane Technologies plc	157	77,329
Capital Markets — 0.2%
Robinhood Markets, Inc., Class A *	757	55,178
Chemicals — 0.6%
Air Products and Chemicals, Inc.	420	126,021
PPG Industries, Inc.	447	48,499
		174,520
Commercial Services & Supplies — 0.6%
Copart, Inc. *	3,152	104,363
Republic Services, Inc., Class A	464	97,078
		201,441
Communications Equipment — 0.5%
Arista Networks, Inc. *	115	19,861
Motorola Solutions, Inc.	331	145,319
		165,180
Construction Materials — 0.2%
Vulcan Materials Co.	227	68,495
INVESTMENTS	SHARES	VALUE($)

Consumer Staples Distribution & Retail — 4.7%
Walmart, Inc.	11,232	1,481,838
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	5,209	136,111
Electric Utilities — 1.4%
Entergy Corp.	1,331	156,938
NextEra Energy, Inc.	1,331	130,278
Southern Co. (The)	1,735	167,775
		454,991
Electrical Equipment — 0.3%
Eaton Corp. plc	244	105,654
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc. *	260	90,977
Entertainment — 3.1%
Netflix, Inc. *	7,759	726,320
Take-Two Interactive Software, Inc. *	636	135,952
Walt Disney Co. (The)	1,263	131,036
		993,308
Financial Services — 0.6%
Corpay, Inc. *	201	61,601
Mastercard, Inc., Class A	272	136,794
		198,395
Food Products — 0.8%
Mondelez International, Inc., Class A	4,042	248,340
Ground Transportation — 1.1%
Norfolk Southern Corp.	846	267,192
Uber Technologies, Inc. *	1,045	77,968
		345,160
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	582	52,840
Boston Scientific Corp. *	677	39,002
Edwards Lifesciences Corp. *	887	74,064
Stryker Corp.	159	50,106
		216,012
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	165	61,129
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	204	31,818
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	1,775	298,839
Chipotle Mexican Grill, Inc., Class A *	1,910	64,921
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
DoorDash, Inc., Class A *	940	158,531
Hilton Worldwide Holdings, Inc.	463	150,045
McDonald's Corp.	199	58,424
		730,760
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	236	37,250
Industrial Conglomerates — 0.3%
3M Co.	695	101,831
Industrial REITs — 0.2%
Prologis, Inc.	533	75,697
Interactive Media & Services — 11.5%
Alphabet, Inc., Class C (a)	6,487	2,477,645
Meta Platforms, Inc., Class A	1,900	1,162,629
		3,640,274
IT Services — 1.0%
International Business Machines Corp.	517	119,417
Shopify, Inc., Class A *	1,617	195,867
		315,284
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	140	67,054
Machinery — 0.4%
Deere & Co.	195	115,025
Media — 0.2%
Charter Communications, Inc., Class A * (b)	375	61,939
Multi-Utilities — 0.3%
CMS Energy Corp.	677	51,953
Public Service Enterprise Group, Inc.	609	49,731
		101,684
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc.	216	59,389
ConocoPhillips	345	43,394
Exxon Mobil Corp.	846	130,563
		233,346
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	1,652	100,094
Johnson & Johnson	1,355	311,447
		411,541
Semiconductors & Semiconductor Equipment — 31.8%
Advanced Micro Devices, Inc. *	3,085	1,093,602
Analog Devices, Inc.	2,017	811,358
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Registered), NYRS	275	395,722
Broadcom, Inc. (a)	2,930	1,223,070
Intel Corp. *	9,738	920,046
Lam Research Corp.	3,536	911,793
Micron Technology, Inc.	2,182	1,128,443
NVIDIA Corp. (a)	15,210	3,035,460
NXP Semiconductors NV	1,263	370,804
Teradyne, Inc.	474	162,805
		10,053,103
Software — 11.9%
AppLovin Corp., Class A *	463	206,660
HubSpot, Inc. *	142	31,490
Intuit, Inc.	642	249,417
Microsoft Corp. (a)	4,965	2,024,628
Oracle Corp.	598	96,511
Palantir Technologies, Inc., Class A *	2,948	410,096
Palo Alto Networks, Inc. *	1,623	291,036
Salesforce, Inc.	254	44,839
ServiceNow, Inc. *	768	67,822
Synopsys, Inc. *	493	237,922
Zoom Communications, Inc., Class A *	905	87,921
		3,748,342
Specialty Retail — 0.9%
AutoZone, Inc. *	14	51,856
Lowe's Cos., Inc.	469	111,993
TJX Cos., Inc. (The)	665	104,239
		268,088
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc. (a)	9,076	2,462,773
Sandisk Corp. *	169	185,310
Seagate Technology Holdings plc	1,067	718,774
		3,366,857
Tobacco — 0.2%
Philip Morris International, Inc.	444	73,291
Total Common Stocks (Cost $26,649,287)		32,873,960
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.9%
Put Options Purchased — 0.9%
Exchange-Traded Fund — 0.9%
Invesco QQQ Trust 1
5/29/2026 at USD 575.00, American Style
Notional Amount: USD 10,950,936
Counterparty: Exchange-Traded *	164	16,564
Invesco QQQ Trust 1
6/30/2026 at USD 547.00, American Style
Notional Amount: USD 10,950,936
Counterparty: Exchange-Traded *	164	33,456
Invesco QQQ Trust 1
7/31/2026 at USD 633.00, American Style
Notional Amount: USD 10,950,936
Counterparty: Exchange-Traded *	164	238,128
		288,148
Total Options Purchased (Cost $757,118)		288,148
	SHARES	VALUE($)
Short-Term Investments — 1.9%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (c) (d) (Cost $526,239)	526,178	526,230
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $58,770)	58,770	58,770
Total Short-Term Investments (Cost $585,009)		585,000
INVESTMENTS	VALUE($)
Total Investments — 106.7% (Cost $27,991,414)	33,747,108
Liabilities in Excess of Other Assets — (6.7)%	(2,107,467)
NET ASSETS — 100.0%	31,639,641

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $6,989,148.
(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $59,957.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Written Call Options Contracts as of April 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	164	USD 10,950,936	USD 643.00	5/29/2026	(549,728)
Invesco QQQ Trust 1	Exchange-Traded	164	USD 10,950,936	USD 613.00	6/30/2026	(1,064,032)
Invesco QQQ Trust 1	Exchange-Traded	164	USD 10,950,936	USD 709.00	7/31/2026	(182,368)
						(1,796,128)
Written Put Options Contracts as of April 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	164	USD 10,950,936	USD 485.00	5/29/2026	(3,608)
Invesco QQQ Trust 1	Exchange-Traded	164	USD 10,950,936	USD 460.00	6/30/2026	(9,676)
Invesco QQQ Trust 1	Exchange-Traded	164	USD 10,950,936	USD 530.00	7/31/2026	(52,890)
						(66,174)
Total Written Options Contracts (Premiums Received $738,417)						(1,862,302)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	55

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)

	JPMorgan Active China ETF	JPMorgan Active Developing Markets Equity ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF
ASSETS:
Investments in non-affiliates, at value	$15,172,162	$29,051,231	$1,575,245,696
Investments in affiliates, at value	40,251	204,137	28,266,456
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	11,131	3,713,083
Cash	—	164,954	999,270
Foreign currency, at value	2,395	4,592	390,330
Receivables:
Investment securities sold	—	8,346	—
Dividends from non-affiliates	23,562	44,109	2,243,742
Dividends from affiliates	179	304	81,042
Tax reclaims	—	288	35,191
Securities lending income (See Note 2.C.)	—	90	16,568
Total Assets	15,238,549	29,489,182	1,610,991,378
LIABILITIES:
Payables:
Due to custodian	97	—	—
Investment securities purchased	178	24,119	2,126,706
Collateral received on securities loaned (See Note 2.C.)	—	11,131	3,713,083
Accrued liabilities:
Management fees (See Note 3.A.)	7,997	15,061	414,604
Deferred foreign capital gains tax	—	37,455	1,107,009
Total Liabilities	8,272	87,766	7,361,402
Net Assets	$15,230,277	$29,401,416	$1,603,629,976
NET ASSETS:
Paid-in-Capital	$13,355,518	$20,818,414	$1,199,706,685
Total distributable earnings (loss)	1,874,759	8,583,002	403,923,291
Total Net Assets	$15,230,277	$29,401,416	$1,603,629,976
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	275,000	400,000	27,400,000
Net asset value, per share	$55.38	$73.50	$58.53
Cost of investments in non-affiliates	$12,211,814	$20,982,036	$993,381,004
Cost of investments in affiliates	40,251	204,137	28,266,389
Cost of foreign currency	2,393	4,592	391,001
Investment securities on loan, at value (See Note 2.C.)	—	10,878	3,594,469
Cost of investment of cash collateral (See Note 2.C.)	—	11,131	3,713,083
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan Dividend Leaders ETF	JPMorgan Equity and Options Total Return ETF	JPMorgan Flexible Income ETF
ASSETS:
Investments in non-affiliates, at value	$11,075,564	$87,836,398	$17,167,034
Investments in affiliates, at value	—	741,238	27,534,763
Cash	98,410	—	54,741
Foreign currency, at value	1,517	—	34,287
Receivables:
Investment securities sold	30,169	—	681,341
Interest from non-affiliates	—	—	21,456
Dividends from non-affiliates	31,865	36,927	31,671
Dividends from affiliates	—	5,476	2,168
Tax reclaims	5,436	—	6,287
Securities lending income (See Note 2.C.)	212	—	—
Variation margin on futures contracts	—	—	61,567
Due from adviser	—	—	4,251
Total Assets	11,243,173	88,620,039	45,599,566
LIABILITIES:
Payables:
Due to custodian	—	19,808	—
Investment securities purchased	17,328	—	713,561
Options written, at value	—	2,506,655	—
Accrued liabilities:
Management fees (See Note 3.A.)	3,975	22,797	12,679
Total Liabilities	21,303	2,549,260	726,240
Net Assets	$11,221,870	$86,070,779	$44,873,326
NET ASSETS:
Paid-in-Capital	$9,917,176	$81,313,613	$42,373,769
Total distributable earnings (loss)	1,304,694	4,757,166	2,499,557
Total Net Assets	$11,221,870	$86,070,779	$44,873,326
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	200,000	1,550,000	850,000
Net asset value, per share	$56.11	$55.53	$52.79
Cost of investments in non-affiliates	$9,773,856	$81,724,309	$15,186,805
Cost of investments in affiliates	—	741,214	27,446,396
Cost of foreign currency	1,515	—	34,158
Premiums received from options written	—	821,089	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	57

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited) (continued)

	JPMorgan Global Select Equity ETF	JPMorgan Healthcare Leaders ETF	JPMorgan Hedged Equity Laddered Overlay ETF
ASSETS:
Investments in non-affiliates, at value	$7,039,259,462	$10,947,645	$4,105,510,614
Investments in affiliates, at value	53,815,903	—	19,340,482
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	71,313	—
Options purchased, at value	—	—	27,026,552
Cash	500,527	79,266	4,650
Foreign currency, at value	752,683	—	—
Receivables:
Investment securities sold	2,009,802	203,121	24,283,109
Dividends from non-affiliates	13,405,682	16,081	1,466,503
Dividends from affiliates	165,180	73	63,496
Tax reclaims	3,824,364	6,331	—
Securities lending income (See Note 2.C.)	117,977	3	—
Total Assets	7,113,851,580	11,323,833	4,177,695,406
LIABILITIES:
Payables:
Foreign currency due to custodian, at value	—	1	—
Investment securities purchased	—	121,786	23,051,451
Collateral received on securities loaned (See Note 2.C.)	—	71,313	—
Options written, at value	—	—	135,998,782
Accrued liabilities:
Management fees (See Note 3.A.)	2,674,258	6,080	1,597,898
Total Liabilities	2,674,258	199,180	160,648,131
Net Assets	$7,111,177,322	$11,124,653	$4,017,047,275
NET ASSETS:
Paid-in-Capital	$6,031,813,237	$10,336,675	$3,753,541,812
Total distributable earnings (loss)	1,079,364,085	787,978	263,505,463
Total Net Assets	$7,111,177,322	$11,124,653	$4,017,047,275
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	101,325,000	200,000	59,500,000
Net asset value, per share	$70.18	$55.62	$67.51
Cost of investments in non-affiliates	$6,156,819,327	$9,819,742	$3,439,480,214
Cost of investments in affiliates	53,814,219	—	19,340,718
Cost of options purchased	—	—	71,335,071
Cost of foreign currency	752,683	—	—
Investment securities on loan, at value (See Note 2.C.)	—	71,022	—
Cost of investment of cash collateral (See Note 2.C.)	—	71,313	—
Premiums received from options written	—	—	69,547,884
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan International Dynamic ETF	JPMorgan International Growth ETF	JPMorgan International Value ETF
ASSETS:
Investments in non-affiliates, at value	$11,627,982	$423,143,597	$2,412,491,620
Investments in affiliates, at value	—	3,614,862	65,903,692
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	7,054,808	8,087,055
Cash	—	154,020	12,833,824
Foreign currency, at value	8,503	4,730	921,890
Deposits at broker for futures contracts	16,000	—	775,000
Segregated cash balance with Authorized Participant for deposit securities	—	—	26,472,417
Receivables:
Investment securities sold	280,264	2,128,369	—
Fund shares sold	—	—	45,923,362
Dividends from non-affiliates	49,987	833,700	8,628,466
Dividends from affiliates	77	14,261	234,900
Tax reclaims	3,579	86,604	1,256,592
Securities lending income (See Note 2.C.)	—	1,624	16,200
Variation margin on futures contracts	—	—	288,466
Due from adviser	8,819	—	—
Total Assets	11,995,211	437,036,575	2,583,833,484
LIABILITIES:
Payables:
Due to custodian	139,367	—	—
Investment securities purchased	21,694	1,206,786	59,812,655
Collateral received on securities loaned (See Note 2.C.)	—	7,054,808	8,087,055
Fund shares redeemed	—	—	267,568
Variation margin on futures contracts	1,667	—	—
Collateral upon return of deposit securities	—	—	26,472,417
Accrued liabilities:
Administration fees	727	—	—
Management fees (See Note 3.A.)	—	187,050	952,646
Custodian and accounting fees	6,357	—	—
Trustees’ and Chief Compliance Officer’s fees	2,213	—	—
Deferred foreign capital gains tax	—	—	581,972
Other	17,065	—	—
Total Liabilities	189,090	8,448,644	96,174,313
Net Assets	$11,806,121	$428,587,931	$2,487,659,171
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited) (continued)
	JPMorgan International Dynamic ETF	JPMorgan International Growth ETF	JPMorgan International Value ETF
NET ASSETS:
Paid-in-Capital	$11,903,259	$383,307,817	$2,157,589,879
Total distributable earnings (loss)	(97,138)	45,280,114	330,069,292
Total Net Assets	$11,806,121	$428,587,931	$2,487,659,171
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	240,000	5,300,000	27,600,000
Net asset value, per share	$49.19	$80.87	$90.13
Cost of investments in non-affiliates	$11,625,998	$358,526,285	$2,142,306,241
Cost of investments in affiliates	—	3,614,680	65,902,892
Cost of foreign currency	8,443	4,715	918,643
Investment securities on loan, at value (See Note 2.C.)	—	6,744,043	7,780,702
Cost of investment of cash collateral (See Note 2.C.)	—	7,054,808	8,087,055
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
ASSETS:
Investments in non-affiliates, at value	$32,873,960
Investments in affiliates, at value	526,230
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	58,770
Options purchased, at value	288,148
Cash	313
Receivables:
Investment securities sold	234,684
Dividends from non-affiliates	7,545
Dividends from affiliates	1,823
Securities lending income (See Note 2.C.)	6
Total Assets	33,991,479
LIABILITIES:
Payables:
Investment securities purchased	417,676
Collateral received on securities loaned (See Note 2.C.)	58,770
Options written, at value	1,862,302
Accrued liabilities:
Management fees (See Note 3.A.)	13,090
Total Liabilities	2,351,838
Net Assets	$31,639,641
NET ASSETS:
Paid-in-Capital	$27,402,857
Total distributable earnings (loss)	4,236,784
Total Net Assets	$31,639,641
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	525,000
Net asset value, per share	$60.27
Cost of investments in non-affiliates	$26,649,287
Cost of investments in affiliates	526,239
Cost of options purchased	757,118
Investment securities on loan, at value (See Note 2.C.)	59,957
Cost of investment of cash collateral (See Note 2.C.)	58,770
Premiums received from options written	738,417
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	61

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)

	JPMorgan Active China ETF	JPMorgan Active Developing Markets Equity ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$14	$809
Interest income from affiliates	—	586	12,490
Dividend income from non-affiliates	95,412	282,524	13,996,207
Dividend income from affiliates	1,174	1,605	431,567
Income from securities lending (net) (See Note 2.C.)	—	532	25,672
Foreign taxes withheld (net)	(6,593)	(31,140)	(1,481,415)
Total investment income	89,993	254,121	12,985,330
EXPENSES:
Management fees (See Note 3.A.)	49,100	76,670	2,250,126
Interest expense to non-affiliates	—	—	18
Interest expense to affiliates	—	28	—
Other	—	1,370	—
Total expenses	49,100	78,068	2,250,144
Net investment income (loss)	40,893	176,053	10,735,186
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	264,529	656,124	24,930,483 (a)
Investments in affiliates	(9)	(23)	(9,713)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	—	3,940,732
Futures contracts	—	—	(380,260)
Foreign currency transactions	(562)	(5,847)	(341,874)
Net realized gain (loss)	263,958	650,254	28,139,368
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(539,835)	3,599,953 (b)	235,443,433 (c)
Investments in affiliates	—	—	2,496
Foreign currency translations	14	(52)	9,392
Change in net unrealized appreciation/depreciation	(539,821)	3,599,901	235,455,321
Net realized/unrealized gains (losses)	(275,863)	4,250,155	263,594,689
Change in net assets resulting from operations	$(234,970)	$4,426,208	$274,329,875

(a)
Net of foreign capital gains tax of $(186,030).
(b)
Net of change in foreign capital gains tax of $11,962.
(c)
Net of change in foreign capital gains tax of $1,802,705.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan Dividend Leaders ETF	JPMorgan Equity and Options Total Return ETF	JPMorgan Flexible Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$28	$—	$112,818
Interest income from affiliates	462	—	1,580
Dividend income from non-affiliates	127,381	380,309	213,747
Dividend income from affiliates	—	23,652	994,736
Income from securities lending (net) (See Note 2.C.)	214	—	—
Foreign taxes withheld (net)	(7,782)	—	(17,218)
Total investment income	120,303	403,961	1,305,663
EXPENSES:
Management fees (See Note 3.A.)	22,343	107,398	67,185
Interest expense to non-affiliates	—	—	25
Interest expense to affiliates	—	—	364
Total expenses	22,343	107,398	67,574
Less fees waived	—	—	(23,835)
Net expenses	22,343	107,398	43,739
Net investment income (loss)	97,960	296,563	1,261,924
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(27,077)	(4,031)	93,326
Investments in affiliates	—	(357)	(3,433)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	407,850	—
Futures contracts	—	—	(26,920)
Foreign currency transactions	(84)	—	586
Options written	—	(68,259)	—
Net realized gain (loss)	(27,161)	335,203	63,559
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	581,862	3,974,313	1,320,531
Investments in affiliates	—	24	(73,337)
Futures contracts	—	—	333,698
Foreign currency translations	362	—	584
Options written	—	(1,365,602)	—
Change in net unrealized appreciation/depreciation	582,224	2,608,735	1,581,476
Net realized/unrealized gains (losses)	555,063	2,943,938	1,645,035
Change in net assets resulting from operations	$653,023	$3,240,501	$2,906,959
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	63

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited) (continued)

	JPMorgan Global Select Equity ETF	JPMorgan Healthcare Leaders ETF	JPMorgan Hedged Equity Laddered Overlay ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$541	$—	$2
Interest income from affiliates	11,371	215	223
Dividend income from non-affiliates	65,372,153	73,742	20,874,142
Dividend income from affiliates	1,154,177	73	475,387
Income from securities lending (net) (See Note 2.C.)	117,977	9	—
Foreign taxes withheld (net)	(2,508,752)	(2,888)	—
Total investment income	64,147,467	71,151	21,349,754
EXPENSES:
Management fees (See Note 3.A.)	16,190,031	29,246	9,192,844
Interest expense to affiliates	7	—	37
Total expenses	16,190,038	29,246	9,192,881
Net investment income (loss)	47,957,429	41,905	12,156,873
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	165,385,783	203,598	15,935,512
Investments in affiliates	(22,508)	—	(7,013)
In-kind redemptions of investments in non-affiliates (See Note 4)	115,787,615	—	43,438,460
Options purchased	—	—	(106,260,354)
Foreign currency transactions	(149,488)	(641)	—
Options written	—	—	88,862,834
Net realized gain (loss)	281,001,402	202,957	41,969,439
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(37,709,571)	(19,340)	135,885,268
Investments in affiliates	2,325	—	(236)
Options purchased	—	—	(26,351,494)
Foreign currency translations	250,098	262	—
Options written	—	—	(43,665,998)
Change in net unrealized appreciation/depreciation	(37,457,148)	(19,078)	65,867,540
Net realized/unrealized gains (losses)	243,544,254	183,879	107,836,979
Change in net assets resulting from operations	$291,501,683	$225,784	$119,993,852
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan International Dynamic ETF (a)	JPMorgan International Growth ETF	JPMorgan International Value ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$5	$2,737	$2,923
Interest income from affiliates	302	1,801	10,540
Dividend income from non-affiliates	129,231	2,424,500	32,523,381
Dividend income from affiliates	175	59,417	764,927
Income from securities lending (net) (See Note 2.C.)	—	7,857	83,275
Foreign taxes withheld (net)	(12,486)	(203,113)	(3,423,917)
Total investment income	117,227	2,293,199	29,961,129
EXPENSES:
Management fees (See Note 3.A.)	—	917,837	3,999,099
Investment advisory fees	16,443	—	—
Administration fees	2,242	—	—
Custodian and accounting fees	6,358	—	—
Interest expense to non-affiliates	—	—	30
Interest expense to affiliates	—	1,473	717
Professional fees	23,653	—	—
Trustees’ and Chief Compliance Officer’s fees	6,383	—	—
Printing and mailing costs	1,679	—	—
Registration and filing fees	3,394	—	—
Other	168	—	—
Total expenses	60,320	919,310	3,999,846
Less fees waived	(3)	—	—
Less expense reimbursements	(43,853)	—	—
Net expenses	16,464	919,310	3,999,846
Net investment income (loss)	100,763	1,373,889	25,961,283

(a)
Commencement of operations was January 27, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	65

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited) (continued)
	JPMorgan International Dynamic ETF (a)	JPMorgan International Growth ETF	JPMorgan International Value ETF
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(260,232)	$1,087,939	$45,817,982 (b)
Investments in affiliates	—	(1,880)	(16,820)
Futures contracts	(1,759)	—	82,368
Foreign currency transactions	61,173	(11,914)	(27,212)
Net realized gain (loss)	(200,818)	1,074,145	45,856,318
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,984	26,112,848 (c)	171,452,875 (d)
Investments in affiliates	—	366	2,536
Futures contracts	—	—	(38,430)
Foreign currency translations	933	10,936	155,607
Change in net unrealized appreciation/depreciation	2,917	26,124,150	171,572,588
Net realized/unrealized gains (losses)	(197,901)	27,198,295	217,428,906
Change in net assets resulting from operations	$(97,138)	$28,572,184	$243,390,189

(a)
Commencement of operations was January 27, 2026.
(b)
Net of foreign capital gains tax of $(288,287).
(c)
Net of change in foreign capital gains tax of $196,535.
(d)
Net of change in foreign capital gains tax of $(318,009).
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$100,340
Dividend income from affiliates	7,178
Income from securities lending (net) (See Note 2.C.)	32
Total investment income	107,550
EXPENSES:
Management fees (See Note 3.A.)	77,857
Interest expense to affiliates	27
Total expenses	77,884
Net investment income (loss)	29,666
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(131,755)
Investments in affiliates	(113)
In-kind redemptions of investments in non-affiliates (See Note 4)	3,037,434
Options purchased	(1,164,973)
Options written	725,551
Net realized gain (loss)	2,466,144
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(488,405)
Investments in affiliates	(9)
Options purchased	(238,966)
Options written	(610,077)
Change in net unrealized appreciation/depreciation	(1,337,457)
Net realized/unrealized gains (losses)	1,128,687
Change in net assets resulting from operations	$1,158,353
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active China ETF		JPMorgan Active Developing Markets Equity ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,893	$252,813	$176,053	$325,372
Net realized gain (loss)	263,958	168,388	650,254	(86,407)
Change in net unrealized appreciation/depreciation	(539,821)	2,993,191	3,599,901	4,417,377
Change in net assets resulting from operations	(234,970)	3,414,392	4,426,208	4,656,342
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(272,396)	(253,868)	(431,009)	(207,088)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	660,857	6,523,831	—
NET ASSETS:
Change in net assets	(507,366)	3,821,381	10,519,030	4,449,254
Beginning of period	15,737,643	11,916,262	18,882,386	14,433,132
End of period	$15,230,277	$15,737,643	$29,401,416	$18,882,386
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$660,857	$6,523,831	$—
Total change in net assets resulting from capital transactions	$—	$660,857	$6,523,831	$—
SHARE TRANSACTIONS:
Issued	—	15,000	100,000	—
Net increase in shares from share transactions	—	15,000	100,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan ActiveBuilders Emerging Markets Equity ETF		JPMorgan Dividend Leaders ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,735,186	$25,830,042	$97,960	$137,222
Net realized gain (loss)	28,139,368	28,590,945	(27,161)	95,409
Change in net unrealized appreciation/depreciation	235,455,321	260,022,736	582,224	840,267
Change in net assets resulting from operations	274,329,875	314,443,723	653,023	1,072,898
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(36,989,461)	(25,267,940)	(172,540)	(121,676)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	80,826,620	(54,356,189)	2,722,337	1,180,346
NET ASSETS:
Change in net assets	318,167,034	234,819,594	3,202,820	2,131,568
Beginning of period	1,285,462,942	1,050,643,348	8,019,050	5,887,482
End of period	$1,603,629,976	$1,285,462,942	$11,221,870	$8,019,050
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$132,702,033	$62,706,050	$2,722,627	$1,180,346
Cost of shares redeemed	(51,875,413)	(117,062,239)	(290)	—
Total change in net assets resulting from capital transactions	$80,826,620	$(54,356,189)	$2,722,337	$1,180,346
SHARE TRANSACTIONS:
Issued	2,600,000	1,600,000	50,000	25,000
Redeemed	(1,000,000)	(2,600,000)	—	—
Net increase (decrease) in shares from share transactions	1,600,000	(1,000,000)	50,000	25,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Equity and Options Total Return ETF		JPMorgan Flexible Income ETF
	Six Months Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025 (a)	Six Months Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$296,563	$57,511	$1,261,924	$1,374,589
Net realized gain (loss)	335,203	454,404	63,559	263,844
Change in net unrealized appreciation/depreciation	2,608,735	1,817,812	1,581,476	980,816
Change in net assets resulting from operations	3,240,501	2,329,727	2,906,959	2,619,249
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(269,408)	(10,253)	(1,686,881)	(1,339,770)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	35,541,799	45,238,413	12,852,932	29,520,837
NET ASSETS:
Change in net assets	38,512,892	47,557,887	14,073,010	30,800,316
Beginning of period	47,557,887	—	30,800,316	—
End of period	$86,070,779	$47,557,887	$44,873,326	$30,800,316
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$38,265,486	$50,534,228	$12,853,158	$29,522,575
Cost of shares redeemed	(2,723,687)	(5,295,815)	(226)	(1,738)
Total change in net assets resulting from capital transactions	$35,541,799	$45,238,413	$12,852,932	$29,520,837
SHARE TRANSACTIONS:
Issued	700,000	1,000,000	250,000	600,001
Redeemed	(50,000)	(100,000)	—	(1)
Net increase in shares from share transactions	650,000	900,000	250,000	600,000

(a)
Commencement of operations was August 18, 2025.
(b)
Commencement of operations was February 12, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan Global Select Equity ETF		JPMorgan Healthcare Leaders ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,957,429	$82,410,166	$41,905	$65,624
Net realized gain (loss)	281,001,402	163,860,323	202,957	(362,407)
Change in net unrealized appreciation/depreciation	(37,457,148)	569,875,262	(19,078)	354,915
Change in net assets resulting from operations	291,501,683	816,145,751	225,784	58,132
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(85,824,029)	(128,903,785)	(76,815)	(422,493)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(87,092,493)	1,447,452,986	2,757,795	1,361,415
NET ASSETS:
Change in net assets	118,585,161	2,134,694,952	2,906,764	997,054
Beginning of period	6,992,592,161	4,857,897,209	8,217,889	7,220,835
End of period	$7,111,177,322	$6,992,592,161	$11,124,653	$8,217,889
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$481,954,288	$2,769,682,852	$2,757,795	$2,714,199
Cost of shares redeemed	(569,046,781)	(1,322,229,866)	—	(1,352,784)
Total change in net assets resulting from capital transactions	$(87,092,493)	$1,447,452,986	$2,757,795	$1,361,415
SHARE TRANSACTIONS:
Issued	7,175,000	44,250,000	50,000	50,000
Redeemed	(8,400,000)	(20,925,000)	—	(25,000)
Net increase (decrease) in shares from share transactions	(1,225,000)	23,325,000	50,000	25,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Hedged Equity Laddered Overlay ETF		JPMorgan International Dynamic ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited) (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,156,873	$21,484,827	$100,763
Net realized gain (loss)	41,969,439	(124,092,921)	(200,818)
Change in net unrealized appreciation/depreciation	65,867,540	347,114,024	2,917
Change in net assets resulting from operations	119,993,852	244,505,930	(97,138)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(10,881,272)	(21,391,714)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	396,843,343	1,445,095,343	11,903,259
NET ASSETS:
Change in net assets	505,955,923	1,668,209,559	11,806,121
Beginning of period	3,511,091,352	1,842,881,793	—
End of period	$4,017,047,275	$3,511,091,352	$11,806,121
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$577,857,886	$2,281,962,581	$11,928,933
Cost of shares redeemed	(181,014,543)	(836,867,238)	(25,674)
Total change in net assets resulting from capital transactions	$396,843,343	$1,445,095,343	$11,903,259
SHARE TRANSACTIONS:
Issued	8,725,000	36,850,000	240,000
Redeemed	(2,775,000)	(13,525,000)	—
Net increase in shares from share transactions	5,950,000	23,325,000	240,000

(a)
Commencement of operations was January 27, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan International Growth ETF		JPMorgan International Value ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,373,889	$1,333,821	$25,961,283	$12,093,897
Net realized gain (loss)	1,074,145	4,192,253	45,856,318	7,252,123
Change in net unrealized appreciation/depreciation	26,124,150	23,056,837	171,572,588	93,379,515
Change in net assets resulting from operations	28,572,184	28,582,911	243,390,189	112,725,535
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,350,690)	(1,959,169)	(29,901,809)	(2,531,502)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	127,640,461	144,238,781	1,396,996,740	663,941,117
NET ASSETS:
Change in net assets	149,861,955	170,862,523	1,610,485,120	774,135,150
Beginning of period	278,725,976	107,863,453	877,174,051	103,038,901
End of period	$428,587,931	$278,725,976	$2,487,659,171	$877,174,051
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$127,829,177	$164,226,972	$1,397,882,160	$664,063,318
Cost of shares redeemed	(188,716)	(19,988,191)	(885,420)	(122,201)
Total change in net assets resulting from capital transactions	$127,640,461	$144,238,781	$1,396,996,740	$663,941,117
SHARE TRANSACTIONS:
Issued	1,650,000	2,275,000	16,100,000	9,700,000
Redeemed	—	(300,000)	—	—
Net increase in shares from share transactions	1,650,000	1,975,000	16,100,000	9,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
	Six Months Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,666	$38,196
Net realized gain (loss)	2,466,144	(1,723,841)
Change in net unrealized appreciation/depreciation	(1,337,457)	5,969,266
Change in net assets resulting from operations	1,158,353	4,283,621
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(30,024)	(31,473)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,842,063	23,417,101
NET ASSETS:
Change in net assets	3,970,392	27,669,249
Beginning of period	27,669,249	—
End of period	$31,639,641	$27,669,249
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$14,301,952	$29,024,871
Cost of shares redeemed	(11,459,889)	(5,607,770)
Total change in net assets resulting from capital transactions	$2,842,063	$23,417,101
SHARE TRANSACTIONS:
Issued	250,000	575,000
Redeemed	(200,000)	(100,000)
Net increase in shares from share transactions	50,000	475,000

(a)
Commencement of operations was March 26, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	April 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

75

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active China ETF
Six Months Ended April 30, 2026 (Unaudited)	$57.23	$0.15	$(1.01)	$(0.86)	$(0.99)	$—	$(0.99)
Year Ended October 31, 2025	45.83	0.92	11.40	12.32	(0.92)	—	(0.92)
Year Ended October 31, 2024	40.61	0.96	5.09	6.05	(0.83)	—	(0.83)
March 15, 2023 (g) through October 31, 2023	48.00	0.75	(8.14)	(7.39)	—	—	—
JPMorgan Active Developing Markets Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	62.94	0.49	11.51	12.00	(1.44)	—	(1.44)
Year Ended October 31, 2025	48.11	1.08	14.44	15.52	(0.69)	—	(0.69)
May 16, 2024 (g) through October 31, 2024	48.00	0.55	(0.44)	0.11	—	—	—
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	49.82	0.41	9.73	10.14	(1.43)	—	(1.43)
Year Ended October 31, 2025	39.20	0.94	10.59	11.53	(0.91)	—	(0.91)
Year Ended October 31, 2024	33.47	0.89	5.91	6.80	(1.07)	—	(1.07)
Year Ended October 31, 2023	31.07	0.86	2.45	3.31	(0.91)	—	(0.91)
Year Ended October 31, 2022	47.92	1.14	(17.27)	(16.13)	(0.63)	(0.09)	(0.72)
March 10, 2021 (g) through October 31, 2021	48.00	0.66	(0.74)	(0.08)	—	—	—
JPMorgan Dividend Leaders ETF
Six Months Ended April 30, 2026 (Unaudited)	53.46	0.55	3.09	3.64	(0.43)	(0.56)	(0.99)
Year Ended October 31, 2025	47.10	0.92	6.25	7.17	(0.81)	—	(0.81)
September 25, 2024 (g) through October 31, 2024	48.00	0.03	(0.93)	(0.90)	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(j)	Includes interest expense, which is less than 0.01% unless otherwise noted.
(k)	Does not include expenses of unaffiliated Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$55.38	$55.25	(1.47)%	(2.45)%	$15,230,277	0.65%	0.54%	0.65%	40%
57.23	57.67	27.48	27.43	15,737,643	0.65	1.89	0.65	67
45.83	46.20	15.31	15.78	11,916,262	0.65	2.34	0.65	42
40.61	40.77	(15.40)	(15.06)(h)	10,558,969	0.65	2.64	0.65	17

73.50	74.36	19.56	20.24	29,401,416	0.65 (i)	1.46 (i)	0.65 (i)	18
62.94	63.31	32.74	32.83	18,882,386	0.65	2.10	0.65	30
48.11	48.36	0.23	0.75 (h)	14,433,132	0.65	2.49	0.65	15

58.53	58.93	21.04	21.89	1,603,629,976	0.33	1.57	0.33	19
49.82	49.80	30.15	29.46	1,285,462,942	0.33	2.27	0.33	42
39.20	39.39	20.67	21.30	1,050,643,348	0.34 (j)	2.39	0.34 (j)	50
33.47	33.45	10.61	10.27	896,949,975	0.33	2.41	0.33	46
31.07	31.15	(34.15)	(34.32)	907,154,126	0.33	3.05	0.33	28
47.92	48.17	(0.17)	0.35 (h)	325,863,960	0.30 (k)	2.11	0.33 (k)	40

56.11	56.33	6.91	7.22	11,221,870	0.47	2.06	0.47	37
53.46	53.51	15.36	15.05	8,019,050	0.47	1.85	0.47	75
47.10	47.27	(1.88)	(1.52)(h)	5,887,482	0.47	0.69	0.47	7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	77

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity and Options Total Return ETF
Six Months Ended April 30, 2026 (Unaudited)	$52.84	$0.26	$2.67	$2.93	$(0.24)	$—	$(0.24)
August 18, 2025 (g) through October 31, 2025	50.00	0.07	2.78	2.85	(0.01)	—	(0.01)
JPMorgan Flexible Income ETF
Six Months Ended April 30, 2026 (Unaudited)	51.33	1.67	2.17	3.84	(1.72)	(0.66)	(2.38)
February 12, 2025 (g) through October 31, 2025	49.00	2.32	2.24	4.56	(2.23)	—	(2.23)
JPMorgan Global Select Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	68.19	0.47	2.33	2.80	(0.81)	—	(0.81)
Year Ended October 31, 2025	61.32	0.77	7.30	8.07	(0.38)	(0.82)	(1.20)
Year Ended October 31, 2024	46.06	0.65	14.78	15.43	(0.17)	—	(0.17)
September 13, 2023 (g) through October 31, 2023	48.00	0.00 (i)	(1.94)	(1.94)	—	—	—
JPMorgan Healthcare Leaders ETF
Six Months Ended April 30, 2026 (Unaudited)	54.79	0.26	1.08	1.34	(0.51)	—	(0.51)
Year Ended October 31, 2025	57.77	0.44	(0.60)	(0.16)	(0.33)	(2.49)	(2.82)
November 1, 2023 (g) through October 31, 2024	48.00	0.33	9.52	9.85	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(c)

$55.53	$55.54	5.57%	5.41%	$86,070,779	0.35%	0.96%	0.35%	4%
52.84	52.93	5.71	5.89 (h)	47,557,887	0.35	0.71	0.35	6

52.79	52.90	7.76	8.21	44,873,326	0.23	6.57	0.35	42
51.33	51.22	9.70	9.45 (h)	30,800,316	0.22	6.62	0.35	13

70.18	70.27	4.17	4.27	7,111,177,322	0.47	1.39	0.47	57
68.19	68.21	13.37	13.20	6,992,592,161	0.47	1.22	0.47	126
61.32	61.43	33.57	33.60	4,857,897,209	0.47	1.11	0.47	103
46.06	46.13	(4.04)	(3.90)(h)	841,676,033	0.47	0.07	0.47	8

55.62	55.54	2.42	2.20	11,124,653	0.65	0.93	0.65	41
54.79	54.83	(0.04)	(0.37)	8,217,889	0.65	0.85	0.65	92
57.77	58.02	20.53	21.06 (h)	7,220,835	0.65	0.59	0.65	55
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity Laddered Overlay ETF
Six Months Ended April 30, 2026 (Unaudited)	$65.57	$0.22	$1.92	$2.14	$(0.20)	$—	$(0.20)
Year Ended October 31, 2025	60.97	0.47	4.60	5.07	(0.47)	—	(0.47)
Year Ended October 31, 2024	49.28	0.46	11.55	12.01	(0.32)	—	(0.32)
September 28, 2023 (g) through October 31, 2023	50.00	0.03	(0.75)	(0.72)	—	—	—
JPMorgan International Dynamic ETF
January 27, 2026 (g) through April 30, 2026 (Unaudited)	49.80	0.42	(1.03)	(0.61)	—	—	—
JPMorgan International Growth ETF
Six Months Ended April 30, 2026 (Unaudited)	76.36	0.31	5.85	6.16	(1.65)	—	(1.65)
Year Ended October 31, 2025	64.40	0.67	12.35	13.02	(1.06)	—	(1.06)
Year Ended October 31, 2024	52.13	0.69	12.56	13.25	(0.98)	—	(0.98)
Year Ended October 31, 2023	47.81	0.68	4.12	4.80	(0.48)	—	(0.48)
Year Ended October 31, 2022	79.09	0.44	(30.69)	(30.25)	(0.49)	(0.54)	(1.03)
Year Ended October 31, 2021	62.98	0.19	15.95	16.14	(0.03)	—	(0.03)
JPMorgan International Value ETF
Six Months Ended April 30, 2026 (Unaudited)	76.28	1.49	14.67	16.16	(1.83)	(0.48)	(2.31)
Year Ended October 31, 2025	57.24	2.47	17.93	20.40	(1.19)	(0.17)	(1.36)
Year Ended October 31, 2024	46.01	2.06	9.55	11.61	(0.38)	—	(0.38)
September 13, 2023 (g) through October 31, 2023	48.00	0.15	(2.14)	(1.99)	—	—	—
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Six Months Ended April 30, 2026 (Unaudited)	58.25	0.05	2.02	2.07	(0.05)	—	(0.05)
March 26, 2025 (g) through October 31, 2025	50.00	0.07	8.24	8.31	(0.06)	—	(0.06)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$67.51	$67.55	3.27%	3.28%	$4,017,047,275	0.50%	0.66%	0.50%	13%
65.57	65.60	8.35	8.15	3,511,091,352	0.50	0.75	0.50	30
60.97	61.11	24.43	24.71	1,842,881,793	0.50	0.79	0.50	30
49.28	49.28	(1.44)	(1.44)(h)	61,593,815	0.50	0.70	0.50	4

49.19	49.29	(1.22)	(1.02)	11,806,121	0.55	3.37	2.02	26

80.87	80.98	8.33	8.18	428,587,931	0.55	0.82	0.55	37
76.36	76.57	20.56	20.36	278,725,976	0.55	0.97	0.55	64
64.40	64.68	25.64	26.24	107,863,453	0.55	1.11	0.55	51
52.13	52.11	10.03	10.01	82,105,027	0.55	1.21	0.55	53
47.81	47.80	(38.72)	(38.97)	54,982,105	0.55	0.75	0.55	32
79.09	79.40	25.63	25.85	61,291,950	0.55	0.25	0.55	37

90.13	90.39	21.64	21.71	2,487,659,171	0.54	3.54	0.54	31
76.28	76.45	36.57	36.04	877,174,051	0.55	3.60	0.55	46
57.24	57.58	25.35	25.52	103,038,901	0.55	3.65	0.55	55
46.01	46.22	(4.15)	(3.71)(h)	11,502,565	0.55	2.46	0.55	4

60.27	60.40	3.57	3.59	31,639,641	0.50	0.19	0.50	9
58.25	58.36	16.63	16.85 (h)	27,669,249	0.50	0.23	0.50	24
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 13 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active China ETF	Non-Diversified
JPMorgan Active Developing Markets Equity ETF	Diversified
JPMorgan ActiveBuilders Emerging Markets Equity ETF	Diversified
JPMorgan Dividend Leaders ETF	Diversified
JPMorgan Equity and Options Total Return ETF	Non-Diversified
JPMorgan Flexible Income ETF	Diversified
JPMorgan Global Select Equity ETF	Diversified
JPMorgan Healthcare Leaders ETF	Diversified
JPMorgan Hedged Equity Laddered Overlay ETF	Diversified
JPMorgan International Dynamic ETF(1)	Diversified
JPMorgan International Growth ETF	Diversified
JPMorgan International Value ETF	Diversified
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	Non-Diversified

(1)	Commencement of operations was January 27, 2026.
The investment objective of JPMorgan Active China ETF (“Active China ETF”), JPMorgan Active Developing Markets Equity ETF (“Active Developing Markets Equity ETF”), JPMorgan ActiveBuilders Emerging Markets Equity ETF (“ActiveBuilders Emerging Markets Equity ETF”), JPMorgan Global Select Equity ETF ("Global Select Equity ETF"), JPMorgan Healthcare Leaders ETF ("Healthcare Leaders ETF"), JPMorgan International Growth ETF (“International Growth ETF”) and JPMorgan International Value ETF ("International Value ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Dividend Leaders ETF ("Dividend Leaders ETF") is to seek to provide long-term capital growth and current income.
The investment objective of JPMorgan Equity and Options Total Return ETF ("Equity and Options Total Return ETF”) is to seek to provide total return.
The investment objective of JPMorgan Flexible Income ETF ("Flexible Income ETF") is to seek to maximize income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Laddered Overlay ETF (“Hedged Equity Laddered Overlay ETF”) and JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (“Nasdaq Hedged Equity Laddered Overlay ETF”) is to seek to provide capital appreciation.
The investment objective of JPMorgan International Dynamic ETF ("International Dynamic ETF") is to seek to provide total return from long-term capital growth.

82	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active China ETF	NYSE Arca, Inc.
Active Developing Markets Equity ETF	NYSE Arca, Inc.
ActiveBuilders Emerging Markets Equity ETF	The NASDAQ Stock Market® LLC*
Dividend Leaders ETF	NYSE Arca, Inc.
Equity and Options Total Return ETF	The NASDAQ Stock Market® LLC*
Flexible Income ETF	NYSE Arca, Inc.
Global Select Equity ETF	The NASDAQ Stock Market® LLC
Healthcare Leaders ETF	The NASDAQ Stock Market® LLC
Hedged Equity Laddered Overlay ETF	NYSE Arca, Inc.
International Dynamic ETF	NYSE Arca, Inc.
International Growth ETF	NYSE Arca, Inc.
International Value ETF	The NASDAQ Stock Market® LLC
Nasdaq Hedged Equity Laddered Overlay ETF	The NASDAQ Stock Market® LLC

*	Prior to April 16, 2026, the listing exchange was Cboe BZX Exchange, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active China ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$464,753	$—	$464,753
Automobiles	177,181	360,931	—	538,112
Banks	—	1,617,724	—	1,617,724
Beverages	445,971	—	—	445,971
Biotechnology	—	74,531	—	74,531
Broadline Retail	—	1,255,853	—	1,255,853
Capital Markets	—	494,620	—	494,620
Chemicals	—	210,604	—	210,604
Communications Equipment	—	328,425	—	328,425
Consumer Finance	135,260	—	—	135,260
Electrical Equipment	—	1,051,173	—	1,051,173
Electronic Equipment, Instruments & Components	—	501,170	—	501,170
Entertainment	—	456,479	—	456,479
Food Products	182,317	—	—	182,317
Hotels, Restaurants & Leisure	—	441,483	—	441,483

84	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Active China ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$—	$876,543	$—	$876,543
Interactive Media & Services	—	1,743,016	—	1,743,016
Life Sciences Tools & Services	—	289,871	—	289,871
Machinery	—	809,265	—	809,265
Metals & Mining	—	807,941	—	807,941
Oil, Gas & Consumable Fuels	—	504,240	—	504,240
Pharmaceuticals	—	346,248	—	346,248
Semiconductors & Semiconductor Equipment	—	1,007,171	—	1,007,171
Specialty Retail	—	195,397	—	195,397
Technology Hardware, Storage & Peripherals	—	393,995	—	393,995
Total Common Stocks	940,729	14,231,433	—	15,172,162
Short-Term Investments
Investment Companies	40,251	—	—	40,251
Total Investments in Securities	$980,980	$14,231,433	$—	$15,212,413

Active Developing Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$290,933	$—	$—	$290,933
Australia	—	83,265	—	83,265
Brazil	2,758,927	—	—	2,758,927
China	1,584,138	5,297,609	—	6,881,747
Greece	—	341,592	—	341,592
Guatemala	182,237	—	—	182,237
Hong Kong	—	506,946	—	506,946
Hungary	—	181,208	—	181,208
India	277,851	1,652,846	—	1,930,697
Indonesia	—	545,292	—	545,292
Mexico	926,059	—	—	926,059
Panama	94,973	—	—	94,973
Peru	211,683	—	—	211,683
Portugal	77,730	—	—	77,730
Saudi Arabia	242,907	307,665	—	550,572
Singapore	149,162	—	—	149,162
South Africa	185,037	538,182	—	723,219
South Korea	652,270	4,284,897	—	4,937,167
Spain	—	226,013	—	226,013
Taiwan	—	6,344,960	—	6,344,960
Thailand	—	201,120	—	201,120
Turkey	—	402,311	—	402,311
United Arab Emirates	—	367,808	—	367,808
United States	135,610	—	—	135,610
Total Common Stocks	7,769,517	21,281,714	—	29,051,231

April 30, 2026	J.P. Morgan Exchange-Traded Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Active Developing Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$204,137	$—	$—	$204,137
Investment of Cash Collateral from Securities Loaned	11,131	—	—	11,131
Total Short-Term Investments	215,268	—	—	215,268
Total Investments in Securities	$7,984,785	$21,281,714	$—	$29,266,499

ActiveBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$1,128,851	$—	$—	$1,128,851
Australia	—	681,078	—	681,078
Austria	—	530,675	—	530,675
Brazil	100,626,265	—	—	100,626,265
Chile	2,151,443	—	—	2,151,443
China	35,538,675	325,800,640	—	361,339,315
Colombia	1,239,258	—	—	1,239,258
Cyprus	—	876,842	—	876,842
Czech Republic	414,321	—	—	414,321
Georgia	472,914	—	—	472,914
Greece	638,053	13,634,682	—	14,272,735
Guatemala	3,848,374	—	—	3,848,374
Hong Kong	1,330,265	14,657,453	—	15,987,718
Hungary	708,681	7,440,610	—	8,149,291
India	17,570,365	137,491,231	453,380	155,514,976
Indonesia	—	16,262,739	—	16,262,739
Kazakhstan	3,391,684	2,122,884	—	5,514,568
Malaysia	1,793,677	6,301,577	—	8,095,254
Mexico	34,044,656	—	—	34,044,656
Panama	1,885,006	—	—	1,885,006
Peru	8,115,166	—	—	8,115,166
Philippines	1,447,801	492,965	—	1,940,766
Poland	—	7,436,620	—	7,436,620
Portugal	2,053,509	—	—	2,053,509
Romania	1,249,999	—	—	1,249,999
Russia	—	—	— (a)	— (a)
Saudi Arabia	7,696,840	14,767,934	—	22,464,774
Singapore	1,324,107	—	—	1,324,107
South Africa	13,741,497	22,075,544	—	35,817,041
South Korea	9,928,554	285,352,156	—	295,280,710
Spain	—	6,760,662	—	6,760,662
Taiwan	3,790,229	419,171,617	—	422,961,846
Thailand	1,701,712	8,992,166	—	10,693,878
Turkey	412,629	8,815,371	—	9,228,000
United Arab Emirates	1,967,386	7,575,854	—	9,543,240
United States	5,922,063	566,531	—	6,488,594

86	J.P. Morgan Exchange-Traded Funds	April 30, 2026

ActiveBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Vietnam	$494,515	$355,990	$—	$850,505
Total Common Stocks	266,628,495	1,308,163,821	453,380	1,575,245,696
Short-Term Investments
Investment Companies	28,266,456	—	—	28,266,456
Investment of Cash Collateral from Securities Loaned	3,713,083	—	—	3,713,083
Total Short-Term Investments	31,979,539	—	—	31,979,539
Total Investments in Securities	$298,608,034	$1,308,163,821	$453,380	$1,607,225,235

(a)	Value is zero.

Dividend Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$135,088	$—	$135,088
Brazil	97,907	—	—	97,907
China	95,350	115,391	—	210,741
Finland	—	109,200	—	109,200
France	—	416,947	—	416,947
Germany	43,587	337,710	—	381,297
Hong Kong	—	85,220	—	85,220
India	—	39,129	—	39,129
Italy	—	122,528	—	122,528
Japan	—	497,328	—	497,328
Netherlands	240,156	176,357	—	416,513
Singapore	—	270,455	—	270,455
South Africa	42,352	—	—	42,352
South Korea	—	260,803	—	260,803
Sweden	—	134,896	—	134,896
Taiwan	—	694,219	—	694,219
United Kingdom	—	420,561	—	420,561
United States	6,386,532	353,848	—	6,740,380
Total Common Stocks	6,905,884	4,169,680	—	11,075,564
Total Investments in Securities	$6,905,884	$4,169,680	$—	$11,075,564

Equity and Options Total Return ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$88,577,636	$—	$—	$88,577,636

April 30, 2026	J.P. Morgan Exchange-Traded Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Equity and Options Total Return ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(2,506,655)	$—	$—	$(2,506,655)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Flexible Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$4,789	$274,695	$—	$279,484
Austria	2,954	42,572	—	45,526
Belgium	—	16,249	—	16,249
Canada	825,058	—	—	825,058
China	—	13,586	—	13,586
Denmark	6,771	83,473	—	90,244
Finland	9,542	160,824	—	170,366
France	23,971	573,132	—	597,103
Germany	31,992	405,053	—	437,045
Guatemala	11,374	—	—	11,374
Hong Kong	15,519	122,676	—	138,195
Iraq	2,451	—	—	2,451
Ireland	5,966	15,504	—	21,470
Israel	—	17,521	—	17,521
Italy	—	337,561	—	337,561
Ivory Coast	—	11,287	—	11,287
Japan	54,123	639,552	—	693,675
Luxembourg	—	10,566	—	10,566
Netherlands	95,544	258,549	—	354,093
New Zealand	5,160	—	—	5,160
Norway	89,023	113,040	—	202,063
Peru	12,643	—	—	12,643
Poland	—	3,579	—	3,579
Portugal	—	14,380	—	14,380
Singapore	1,508	133,597	—	135,105
South Africa	21,707	—	—	21,707
South Korea	7,934	27,562	—	35,496
Spain	71,786	123,753	—	195,539
Sweden	66,574	184,586	—	251,160
Switzerland	—	107,112	—	107,112
Taiwan	13,070	208,266	—	221,336
United Kingdom	117,952	680,933	—	798,885
United States	7,319,188	326,507	—	7,645,695
Total Common Stocks	8,816,599	4,906,115	—	13,722,714
Equity Linked Notes	—	2,831,626	—	2,831,626
Exchange-Traded Funds	26,587,178	—	—	26,587,178

88	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Flexible Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$612,694	$—	$612,694
Short-Term Investments
Investment Companies	947,585	—	—	947,585
Total Investments in Securities	$36,351,362	$8,350,435	$—	$44,701,797
Appreciation in Other Financial Instruments
Futures Contracts	$617,106	$—	$—	$617,106
Depreciation in Other Financial Instruments
Futures Contracts	$(123,888)	$—	$—	$(123,888)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$493,218	$—	$—	$493,218

Global Select Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$97,349,413	$—	$97,349,413
China	56,601,664	32,534,275	—	89,135,939
Denmark	—	45,582,389	—	45,582,389
France	—	178,742,486	—	178,742,486
Germany	—	223,796,038	—	223,796,038
Hong Kong	—	77,215,011	—	77,215,011
India	—	22,021,298	—	22,021,298
Japan	—	300,310,580	—	300,310,580
Netherlands	—	115,711,643	—	115,711,643
Singapore	—	76,521,574	—	76,521,574
South Africa	21,243,738	—	—	21,243,738
South Korea	—	42,601,558	—	42,601,558
Sweden	—	89,585,017	—	89,585,017
Taiwan	126,244,125	51,719,292	—	177,963,417
United Kingdom	—	39,957,812	—	39,957,812
United States	5,294,281,388	147,240,161	—	5,441,521,549
Total Common Stocks	5,498,370,915	1,540,888,547	—	7,039,259,462
Short-Term Investments
Investment Companies	53,815,903	—	—	53,815,903
Total Investments in Securities	$5,552,186,818	$1,540,888,547	$—	$7,093,075,365

Healthcare Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$218,650	$—	$218,650
Canada	18,269	—	—	18,269
Denmark	92,547	365,493	—	458,040

April 30, 2026	J.P. Morgan Exchange-Traded Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Healthcare Leaders ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$217,088	$—	$217,088
Israel	—	156,986	—	156,986
Japan	—	329,667	—	329,667
Netherlands	—	261,932	—	261,932
Switzerland	—	122,964	—	122,964
United Kingdom	—	575,226	—	575,226
United States	8,178,482	410,341	—	8,588,823
Total Common Stocks	8,289,298	2,658,347	—	10,947,645
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	71,313	—	—	71,313
Total Investments in Securities	$8,360,611	$2,658,347	$—	$11,018,958

Hedged Equity Laddered Overlay ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,151,877,648	$—	$—	$4,151,877,648
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(129,589,058)	$—	$—	$(129,589,058)
Put Options Written	(6,409,724)	—	—	(6,409,724)
Total Depreciation in Other Financial Instruments	$(135,998,782)	$—	$—	$(135,998,782)

(a)	Please refer to the SOI for specifics of portfolio holdings.

International Dynamic ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$94,464	$758,556	$—	$853,020
Belgium	—	111,095	—	111,095
Denmark	176,173	—	—	176,173
France	—	1,292,106	—	1,292,106
Germany	—	1,022,643	—	1,022,643
Hong Kong	137,071	—	—	137,071
Israel	—	134,575	—	134,575
Italy	—	348,718	—	348,718
Japan	—	2,770,275	—	2,770,275
Netherlands	225,829	1,038,413	—	1,264,242
New Zealand	—	63,703	—	63,703
Singapore	—	163,000	—	163,000
Spain	—	371,742	—	371,742
Sweden	128,172	—	—	128,172
Switzerland	—	702,197	—	702,197
United Kingdom	54,800	1,581,307	—	1,636,107

90	J.P. Morgan Exchange-Traded Funds	April 30, 2026

International Dynamic ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$453,143	$—	$453,143
Total Common Stocks	816,509	10,811,473	—	11,627,982
Total Investments in Securities	$816,509	$10,811,473	$—	$11,627,982

International Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,534,537	$—	$4,534,537
Belgium	—	2,705,759	—	2,705,759
Brazil	19,633,299	—	—	19,633,299
Canada	12,306,596	—	—	12,306,596
China	7,246,997	15,760,579	—	23,007,576
Denmark	—	9,694,373	—	9,694,373
France	—	35,824,526	—	35,824,526
Germany	—	21,486,368	—	21,486,368
Greece	—	4,747,209	—	4,747,209
Guatemala	2,992,105	—	—	2,992,105
Hong Kong	—	10,527,753	—	10,527,753
Hungary	—	5,194,947	—	5,194,947
India	—	9,366,303	—	9,366,303
Israel	2,672,716	—	—	2,672,716
Italy	3,801,673	6,198,141	—	9,999,814
Japan	—	46,819,963	—	46,819,963
Kazakhstan	—	2,458,086	—	2,458,086
Netherlands	4,306,417	15,136,669	—	19,443,086
Saudi Arabia	—	5,304,062	—	5,304,062
Singapore	—	8,795,082	—	8,795,082
South Korea	11,798,328	33,200,131	—	44,998,459
Spain	—	7,240,716	—	7,240,716
Switzerland	—	10,754,288	—	10,754,288
Taiwan	7,763,172	45,738,581	—	53,501,753
United Arab Emirates	—	1,052,574	—	1,052,574
United Kingdom	5,456,127	29,845,751	—	35,301,878
United States	3,829,613	8,950,156	—	12,779,769
Total Common Stocks	81,807,043	341,336,554	—	423,143,597
Short-Term Investments
Investment Companies	3,614,862	—	—	3,614,862
Investment of Cash Collateral from Securities Loaned	7,054,808	—	—	7,054,808
Total Short-Term Investments	10,669,670	—	—	10,669,670
Total Investments in Securities	$92,476,713	$341,336,554	$—	$433,813,267

April 30, 2026	J.P. Morgan Exchange-Traded Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
International Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$73,708,952	$—	$73,708,952
Austria	8,554,621	24,982,258	—	33,536,879
Belgium	—	16,616,416	—	16,616,416
Brazil	45,675,766	—	—	45,675,766
Burkina Faso	3,513,424	—	—	3,513,424
Canada	179,086,641	—	—	179,086,641
Chile	3,304,006	—	—	3,304,006
China	38,849,132	169,604,294	—	208,453,426
Colombia	4,306,224	—	—	4,306,224
Denmark	4,118,882	20,377,426	—	24,496,308
Finland	—	10,149,452	—	10,149,452
France	—	117,511,430	—	117,511,430
Georgia	2,978,096	—	—	2,978,096
Germany	—	95,216,290	—	95,216,290
Greece	4,181,023	8,626,163	—	12,807,186
Guatemala	5,527,216	—	—	5,527,216
Hong Kong	8,805,051	29,263,006	—	38,068,057
Hungary	5,038,188	9,333,335	—	14,371,523
India	—	35,268,452	—	35,268,452
Indonesia	8,913,250	12,188,615	—	21,101,865
Ireland	21,267,387	11,463,430	—	32,730,817
Italy	—	84,204,262	—	84,204,262
Japan	—	347,733,923	—	347,733,923
Luxembourg	—	5,807,092	—	5,807,092
Malaysia	—	3,394,505	—	3,394,505
Mexico	3,473,701	—	—	3,473,701
Netherlands	10,009,805	66,716,845	—	76,726,650
Norway	21,243,400	14,663,707	—	35,907,107
Peru	—	3,941,415	—	3,941,415
Poland	—	8,646,741	—	8,646,741
Portugal	—	12,244,633	—	12,244,633
Qatar	3,865,123	—	—	3,865,123
Singapore	—	10,548,246	—	10,548,246
South Africa	16,976,349	21,768,990	—	38,745,339
South Korea	6,126,089	158,725,644	—	164,851,733
Spain	6,338,101	74,110,864	—	80,448,965
Sweden	17,327,065	33,430,714	—	50,757,779
Switzerland	—	57,810,869	—	57,810,869
Taiwan	—	107,234,088	—	107,234,088
Thailand	8,361,831	8,618,979	—	16,980,810
Turkey	—	3,767,568	—	3,767,568
United Arab Emirates	4,458,860	5,521,044	—	9,979,904
United Kingdom	35,176,503	143,322,641	—	178,499,144
United States	2,648,305	125,845,292	—	128,493,597
Total Common Stocks	480,124,039	1,932,367,581	—	2,412,491,620

92	J.P. Morgan Exchange-Traded Funds	April 30, 2026

International Value ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$65,903,692	$—	$—	$65,903,692
Investment of Cash Collateral from Securities Loaned	8,087,055	—	—	8,087,055
Total Short-Term Investments	73,990,747	—	—	73,990,747
Total Investments in Securities	$554,114,786	$1,932,367,581	$—	$2,486,482,367
Appreciation in Other Financial Instruments
Futures Contracts	$35,086	$—	$—	$35,086
Depreciation in Other Financial Instruments
Futures Contracts	$(73,516)	$—	$—	$(73,516)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(38,430)	$—	$—	$(38,430)

Nasdaq Hedged Equity Laddered Overlay ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$33,747,108	$—	$—	$33,747,108
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(1,796,128)	$—	$—	$(1,796,128)
Put Options Written	(66,174)	—	—	(66,174)
Total Depreciation in Other Financial Instruments	$(1,862,302)	$—	$—	$(1,862,302)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

April 30, 2026	J.P. Morgan Exchange-Traded Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Active Developing Markets Equity ETF	$10,878	$(10,878)	$—
ActiveBuilders Emerging Markets Equity ETF	3,594,469	(3,594,469)	—
Healthcare Leaders ETF	71,022	(71,022)	—
International Growth ETF	6,744,043	(6,744,043)	—
International Value ETF	7,780,702	(7,780,702)	—
Nasdaq Hedged Equity Laddered Overlay ETF	59,957	(58,770)**	1,187

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to April 30, 2026, additional collateral was received from borrowers.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Global Select Equity ETF and Dividend Leaders ETF did not have any securities out on loan at April 30, 2026. Active China ETF, Flexible Income ETF, Equity and Options Total Return ETF, Hedged Equity Laddered Overlay ETF and International Dynamic ETF did not lend out any securities during the six months ended April 30, 2026.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active China ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$39,336	$2,081,846	$2,080,922	$(9)	$—	$40,251	40,247	$1,174	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.

94	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Active Developing Markets Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$—	$3,635,517	$3,431,357	$(23)	$—	$204,137	204,117	$1,605	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	22,695	222,515	234,079	—	—	11,131	11,131	344 *	—
Total	$22,695	$3,858,032	$3,665,436	$(23)	$—	$215,268		$1,949	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

ActiveBuilders Emerging Markets Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$24,898,682	$235,711,412	$232,336,421	$(9,713)	$2,496	$28,266,456	28,263,630	$431,567	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	1,509,398	45,462,427	43,258,742	—	—	3,713,083	3,713,083	61,476 *	—
Total	$26,408,080	$281,173,839	$275,595,163	$(9,713)	$2,496	$31,979,539		$493,043	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity and Options Total Return ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$—	$3,663,308	$2,921,737	$(357)	$24	$741,238	741,164	$9,261	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	764,872	1,866,228	2,631,100	—	—	—	—	14,391	—
Total	$764,872	$5,529,536	$5,552,837	$(357)	$24	$741,238		$23,652	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Flexible Income ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	$10,800,526	$4,542,246	$544,370	$(2,529)	$(133,719)	$14,662,154	316,643	$447,639	$—
JPMorgan Equity Premium Income ETF (a)	1,412,330	581,079	66,684	(2,998)	14,061	1,937,788	33,648	66,438	—
JPMorgan Income ETF (a)	595,765	248,390	—	—	(5,007)	839,148	18,187	20,032	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	7,536,077	3,150,921	1,592,347	2,049	51,388	9,148,088	154,346	453,675	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	454,217	7,408,860	6,915,477	45	(60)	947,585	947,490	6,952	—
Total	$20,798,915	$15,931,496	$9,118,878	$(3,433)	$(73,337)	$27,534,763		$994,736	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.

Global Select Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$6,414,887	$938,294,948	$890,873,749	$(22,508)	$2,325	$53,815,903	53,810,522	$1,154,177	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	68,407,786	68,407,786	—	—	—	—	107,628 *	—
Total	$6,414,887	$1,006,702,734	$959,281,535	$(22,508)	$2,325	$53,815,903		$1,261,805	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Healthcare Leaders ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$232,162	$160,849	$—	$—	$71,313	71,313	$176 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	316,309	316,309	—	—	—	—	73	—
Total	$—	$548,471	$477,158	$—	$—	$71,313		$249	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.

96	J.P. Morgan Exchange-Traded Funds	April 30, 2026

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Laddered Overlay ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$—	$74,103,469	$54,755,738	$(7,013)	$(236)	$19,340,482	19,338,548	$143,107	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	21,922,663	44,935,759	66,858,422	—	—	—	—	332,280	—
Total	$21,922,663	$119,039,228	$121,614,160	$(7,013)	$(236)	$19,340,482		$475,387	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.

International Dynamic ETF
For the period ended April 30, 2026
Security Description	Value at January 27, 2026 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (b) (c)	$—	$1,002,584	$1,002,584	$—	$—	$—	—	$175	$—

(a)	Commencement of operations was January 27, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.

International Growth ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$2,537,783	$66,656,818	$65,578,225	$(1,880)	$366	$3,614,862	3,614,500	$59,417	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	1,075,405	34,546,785	28,567,382	—	—	7,054,808	7,054,808	45,999 *	—
Total	$3,613,188	$101,203,603	$94,145,607	$(1,880)	$366	$10,669,670		$105,416	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2026	J.P. Morgan Exchange-Traded Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
International Value ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$22,387,742	$318,645,934	$275,115,700	$(16,820)	$2,536	$65,903,692	65,897,103	$764,927	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	419,283	107,158,453	99,490,681	—	—	8,087,055	8,087,055	182,800 *	—
Total	$22,807,025	$425,804,387	$374,606,381	$(16,820)	$2,536	$73,990,747		$947,727	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Nasdaq Hedged Equity Laddered Overlay ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$—	$1,314,524	$788,172	$(113)	$(9)	$526,230	526,178	$3,314	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	155,017	96,247	—	—	58,770	58,770	1,071 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	237,113	876,303	1,113,416	—	—	—	—	3,864	—
Total	$237,113	$2,345,844	$1,997,835	$(113)	$(9)	$585,000		$8,249	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

98	J.P. Morgan Exchange-Traded Funds	April 30, 2026

F. Options— Equity and Options Total Return ETF, Hedged Equity Laddered Overlay ETF and Nasdaq Hedged Equity Laddered Overlay ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of cash or securities for options written. Cash collateral deposited at the Funds' custodian for the benefit of the broker is recorded as Restricted cash for exchange-traded options on the Statements of Assets and Liabilities. Securities designated as collateral are denoted on the SOIs, if any.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— ActiveBuilders Emerging Markets Equity ETF, Flexible Income ETF, International Dynamic ETF and International Value ETF used index and treasury futures contracts to manage and hedge equity price and interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price and interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

April 30, 2026	J.P. Morgan Exchange-Traded Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
H. Summary of Derivatives Information—The following tables present the value of derivatives held as of April 30, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Equity and Options Total Return ETF	Flexible Income ETF	Hedged Equity Laddered Overlay ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$617,106	$—
Purchased Options at Market Value	—	—	27,026,552
Written Options at Market Value	(2,506,655)	—	(135,998,782)
Interest Rate Risk Exposure:
Unrealized Depreciation on Futures Contracts *	—	(123,888)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	—	493,218	—
Purchased Options at Market Value	—	—	27,026,552
Written Options at Market Value	(2,506,655)	—	(135,998,782)

	International Value ETF	Nasdaq Hedged Equity Laddered Overlay ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts	$35,086	$—
Purchased Options at Market Value	—	288,148
Unrealized Depreciation on Futures Contracts	(73,516)	—
Written Options at Market Value	—	(1,862,302)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts	(38,430)	—
Purchased Options at Market Value	—	288,148
Written Options at Market Value	—	(1,862,302)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2026, by primary underlying risk exposure:
	ActiveBuilders Emerging Markets Equity ETF	Equity and Options Total Return ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(380,260)	$—
Written Options	—	(68,259)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Written Options	$—	$(1,365,602)

100	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	Flexible Income ETF	Hedged Equity Laddered Overlay ETF	International Dynamic ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(57,216)	$—	$(1,759)
Purchased Options	—	(106,260,354)	—
Written Options	—	88,862,834	—
Interest Rate Risk Exposure:
Futures Contracts	30,296	—	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$461,049	$—	$—
Purchased Options	—	(26,351,494)	—
Written Options	—	(43,665,998)	—
Interest Rate Risk Exposure:
Futures Contracts	(127,351)	—	—

	International Value ETF	Nasdaq Hedged Equity Laddered Overlay ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$82,368	$—
Purchased Options	—	(1,164,973)
Written Options	—	725,551
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$(38,430)	$—
Purchased Options	—	(238,966)
Written Options	—	(610,077)
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended April 30, 2026:
	ActiveBuilders Emerging Markets Equity ETF	Equity and Options Total Return ETF	Flexible Income ETF	Hedged Equity Laddered Overlay ETF
Futures Contracts:
Average Notional Balance Long	$1,293,931	$—	$11,169,871	$—
Average Notional Balance Short	—	—	—	—
Ending Notional Balance Long	—	—	14,597,914	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	51,636
Average Number of Contracts Written	—	(878)	—	(105,901)
Ending Number of Contracts Purchased	—	—	—	57,164
Ending Number of Contracts Written	—	(1,228)	—	(114,328)

April 30, 2026	J.P. Morgan Exchange-Traded Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
	International Dynamic ETF	International Value ETF	Nasdaq Hedged Equity Laddered Overlay ETF
Futures Contracts:
Average Notional Balance Long	$—	$4,894,828	$—
Average Notional Balance Short	(30,050)	—	—
Ending Notional Balance Long	—	15,100,120	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	475
Average Number of Contracts Written	—	—	(977)
Ending Number of Contracts Purchased	—	—	492
Ending Number of Contracts Written	—	—	(984)
The Funds' derivatives contracts held at April 30, 2026 are not accounted for as hedging instruments under GAAP.
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Flexible Income ETF, at least annually for Active China ETF, Active Developing Markets Equity ETF, ActiveBuilders Emerging Markets Equity ETF, Global Select Equity ETF, Healthcare Leaders ETF, International Growth ETF, International Dynamic ETF and International Value ETF, and at least quarterly for Dividend Leaders ETF, Equity and Options Total Return ETF, Hedged Equity Laddered Overlay ETF and Nasdaq Hedged Equity Laddered Overlay ETF. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
M. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements, with the exception of Equity and Options Total Return ETF, Flexible Income ETF, International Dynamic ETF and Nasdaq Hedged Equity Laddered Overlay ETF. For Equity and Options Total Return ETF, Flexible Income ETF, International Dynamic ETF and Nasdaq Hedged Equity Laddered Overlay ETF, management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operation.

102	J.P. Morgan Exchange-Traded Funds	April 30, 2026

3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of each Fund. For each Fund other than International Dynamic ETF, the investments are managed pursuant to a Management Agreement, under which JPMIM is responsible for substantially all of each Fund’s expenses as described below. JPMIM also manages the investments of International Dynamic ETF pursuant to an Investment Advisory Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active China ETF	0.65%
Active Developing Markets Equity ETF	0.65
ActiveBuilders Emerging Markets Equity ETF	0.33
Dividend Leaders ETF	0.47
Equity and Options Total Return ETF	0.35
Flexible Income ETF	0.35
Global Select Equity ETF	0.47
Healthcare Leaders ETF	0.65
Hedged Equity Laddered Overlay ETF	0.50
International Dynamic ETF	0.55
International Growth ETF	0.55
International Value ETF	0.55
Nasdaq Hedged Equity Laddered Overlay ETF	0.50
The Adviser, with respect to Active China ETF, has entered into an investment sub-advisory agreement with JPMorgan Asset Management (Asia Pacific) Limited ("JPMAM (AP)"), an indirect, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“Sub-Advisory Agreement”). For its services as sub-adviser, JPMAM (AP) receives a portion of the fees payable to the Adviser.
Pursuant to the Sub-Advisory Agreement, JPMAM (AP) is responsible for the day-to-day investment decisions of Active China ETF. JPMIM has obtained a “managers of managers” exemptive order from the SEC, as expanded by subsequent SEC staff no-action relief (the “Exemptive Order”), upon which Active China ETF may rely, which grants exemptions from certain provisions of the 1940 Act. Pursuant to the Exemptive Order, JPMIM is permitted, subject to supervision and approval of the Board, to enter into and materially amend sub-advisory agreements with affiliated and unaffiliated sub-advisers without such agreements being approved by the shareholders of Active China ETF. Accordingly, Active China ETF and JPMIM may hire, terminate, or replace affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have ultimate responsibility, subject to oversight of the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement.
Active China ETF has selected JPMAM (AP) to manage all of Active China ETF’s assets. Shareholders will be notified of any changes in sub-advisers. Shareholders of Active China ETF have the right to terminate a sub-advisory agreement for Active China ETF at any time by a vote of the majority of the outstanding voting securities of Active China ETF. The Exemptive Order also permits Active China ETF to disclose to shareholders the management fees only in the aggregate.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
Under each Management Agreement applicable to each Fund except International Dynamic ETF, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
Pursuant to a separate Administration Agreement, the Administrator provides certain administration services to International Dynamic ETF. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of International Dynamic ETF's average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund’s average daily net assets in excess of

April 30, 2026	J.P. Morgan Exchange-Traded Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
$25 billion. For the period January 27, 2026 through April 30, 2026, the effective rate was 0.075% of International Dynamic ETF's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees for International Dynamic ETF as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, except for International Dynamic ETF, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
For International Dynamic ETF, the Fund pays JPMCB directly. The amounts for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
The Adviser has contractually agreed to waive fees in the amount of the acquired fund fees and expenses for any affiliated investment company that Flexible Income ETF invests in to the extent that total annual fund operating expenses exceed 0.35% of the Fund’s average daily net assets. The expense limitation agreement was in effect for the six months ended April 30, 2026 and the contractual waiver is in place until at least February 28, 2027, at which time it will be determined whether such waivers will be renewed or revised.
For the six months ended April 30, 2026, the Adviser waived fees as follows:
Contractual Waivers
Management Fees
Flexible Income ETF	$23,835
Effective January 27, 2026, the Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse International Dynamic ETF to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.55% of International Dynamic ETF’s average daily net assets. The expense limitation agreement was in effect for the period January 27, 2026 through April 30, 2026 and the contractual expense limitation is in place until at least February 28, 2027.
For the period January 27, 2026 through April 30, 2026, International Dynamic ETF’s service providers waived fees and/or reimbursed expenses for International Dynamic ETF as follows. None of these parties expect International Dynamic ETF to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
International Dynamic ETF	$43,853
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). For the Funds, the Funds’ Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses in the

104	J.P. Morgan Exchange-Traded Funds	April 30, 2026

affiliated money market funds incurred by the applicable Funds’ investments in such money market funds. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the period January 27, 2026 through April 30, 2026 were as follows:

International Dynamic ETF	$3
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A for the Funds except International Dynamic ETF. International Dynamic ETF, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
During the six months ended April 30, 2026, Active Developing Markets Equity ETF, Healthcare Leaders ETF, Hedged Equity Laddered Overlay ETF and International Value ETF purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government
Active China ETF	$6,013,063	$6,263,210	$—
Active Developing Markets Equity ETF	8,669,894	4,276,486	—
ActiveBuilders Emerging Markets Equity ETF	303,243,579	254,497,703	—
Dividend Leaders ETF	3,766,424	3,509,525	—
Equity and Options Total Return ETF	4,664,130	2,521,274	—
Flexible Income ETF	16,236,217	15,697,149	429,536
Global Select Equity ETF	3,957,389,455	4,062,360,908	—
Healthcare Leaders ETF	3,985,399	3,760,590	—
Hedged Equity Laddered Overlay ETF	490,095,270	476,298,013	—
International Dynamic ETF	12,915,685	2,933,973	—
International Growth ETF	164,448,383	124,821,310	—
International Value ETF	799,507,872	459,215,663	—
Nasdaq Hedged Equity Laddered Overlay ETF	2,754,542	3,026,917	—
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Active Developing Markets Equity ETF	$1,653,290	$—
ActiveBuilders Emerging Markets Equity ETF	15,013,692	12,190,471
Dividend Leaders ETF	2,354,211	—
Equity and Options Total Return ETF	36,495,688	2,617,009
Flexible Income ETF	11,784,490	—
Global Select Equity ETF	436,240,119	504,584,059
Healthcare Leaders ETF	2,392,988	—
Hedged Equity Laddered Overlay ETF	558,105,103	173,799,169
International Dynamic ETF	1,904,568	—

April 30, 2026	J.P. Morgan Exchange-Traded Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
	In-Kind Purchases	In-Kind Sales
International Growth ETF	$80,930,648	$—
International Value ETF	996,175,810	—
Nasdaq Hedged Equity Laddered Overlay ETF	13,824,131	11,147,421
During the six months ended April 30, 2026, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash, portfolio securities and options transacted via in-kind (if any), were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active China ETF	$12,252,065	$3,359,392	$399,044	$2,960,348
Active Developing Markets Equity ETF	21,197,304	8,921,011	851,816	8,069,195
ActiveBuilders Emerging Markets Equity ETF	1,025,360,476	640,974,716	59,109,957	581,864,759
Dividend Leaders ETF	9,773,856	1,650,956	349,248	1,301,708
Equity and Options Total Return ETF	81,644,434	9,498,029	5,071,482	4,426,547
Flexible Income ETF	42,633,201	3,172,089	610,275	2,561,814
Global Select Equity ETF	6,210,633,546	1,042,650,447	160,208,628	882,441,819
Healthcare Leaders ETF	9,891,055	1,453,476	325,573	1,127,903
Hedged Equity Laddered Overlay ETF	3,460,608,119	807,807,383	252,536,636	555,270,747
International Dynamic ETF	11,625,998	558,688	556,704	1,984
International Growth ETF	369,195,773	76,420,571	11,803,077	64,617,494
International Value ETF	2,216,296,188	304,776,833	34,629,084	270,147,749
Nasdaq Hedged Equity Laddered Overlay ETF	27,252,997	7,261,730	2,629,921	4,631,809
At October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active China ETF	$1,060,706	$281,026
Active Developing Markets Equity ETF	82,883	19,806
ActiveBuilders Emerging Markets Equity ETF	76,258,468	96,179,103
Equity and Options Total Return ETF	70,484	—
Global Select Equity ETF	62,330,644	—
Healthcare Leaders ETF	440,568	42,758
Hedged Equity Laddered Overlay ETF	318,947,481	10,321,927
International Growth ETF	11,684,971	4,064,516
Nasdaq Hedged Equity Laddered Overlay ETF	2,866,292	—

106	J.P. Morgan Exchange-Traded Funds	April 30, 2026

During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Active China ETF	$—	$219,830
ActiveBuilders Emerging Markets Equity ETF	9,837,985	1,141,977
Dividend Leaders ETF	2,224	—
Hedged Equity Laddered Overlay ETF	—	2,551,412
International Growth ETF	—	2,333,318
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for Active China ETF, Active Developing Markets Equity ETF, Flexible Income ETF, Global Select Equity ETF, Healthcare Leaders ETF, Hedged Equity Laddered Overlay ETF (for negotiated redemptions only), International Dynamic ETF, International Growth ETF, International Value ETF and Nasdaq Hedged Equity Laddered Overlay ETF, and plus at least 110% for ActiveBuilders Emerging Markets Equity ETF and Dividend Leaders ETF of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
As of April 30, 2026, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
ActiveBuilders Emerging Markets Equity ETF	38.7%
Global Select Equity ETF	23.6
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of April 30, 2026, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active China ETF	44%
Active Developing Markets Equity ETF	31
Dividend Leaders ETF	38
Equity and Options Total Return ETF	32
Flexible Income ETF	32
Healthcare Leaders ETF	44
International Dynamic ETF	65
Nasdaq Hedged Equity Laddered Overlay ETF	76
Significant shareholder transactions by the Adviser may impact the Funds' performance.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Investments in Mainland China, Hong Kong, Taiwan and Macau are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.
Chinese operating companies sometimes rely on Variable Interest Entity (VIE) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. VIE structures are used due to Mainland Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. There may also be conflicts of interest between the legal owners of the Mainland Chinese company and non-Chinese investors (such as Active China ETF). It is unclear whether the Mainland China government will withdraw its implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of non-Chinese investors. The market value of Active China ETF’s associated portfolio holdings would likely fall, causing substantial investment losses.

108	J.P. Morgan Exchange-Traded Funds	April 30, 2026

As of April 30, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Active China ETF	Active Developing Markets Equity ETF	ActiveBuilders Emerging Markets Equity ETF	International Dynamic ETF	International Growth ETF	International Value ETF
China	99.7%	23.5%	22.5%	— %	— %	— %
France	—	—	—	11.1	—	—
Japan	—	—	—	23.8	11.0	14.0
Netherlands	—	—	—	10.9	—	—
South Korea	—	16.9	18.4	—	10.5	—
Taiwan	—	21.7	26.4	—	12.5	—
United Kingdom	—	—	—	14.1	—	—
As of April 30, 2026, a significant portion of the investments of the Funds consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. ActiveBuilders Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
9. Subsequent Events
Subsequent to April 30, 2026, JPMorgan Healthcare Leaders ETF had net redemption of $2,779,838, which represented 25% of the Fund's net assets as of April 30, 2026.

110	J.P. Morgan Exchange-Traded Funds	April 30, 2026

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-ACT-ETF-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
JPMorgan International Dynamic ETF
On August 12-14, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreement (the “Advisory Agreement”) for the JPMorgan International Dynamic ETF (the “Fund”). The Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of its affiliates. In connection with the approval of the Advisory Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Advisory Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Advisory Agreement was fair and reasonable and that initial approval of the Advisory Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allows the Fund’s shareholders to share potential economies of scale, and that the proposed fees are fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in its business in support of the Fund, including the Adviser’s and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for management styles substantially similar to that of the Fund.
The Trustees considered the Adviser’s view that it does not currently manage other vehicles with substantially similar investment strategies as those of the Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Advisory Fee and ExpenseRatios
The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Cap proposed for the Fund, and the net advisory fee rate and net expense ratio for the Fund, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also considered the fees paid to JPMCB for custody, fund accounting, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was fair and reasonable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
April 30, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders Canada ETF	BBCA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	BBAX	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Emerging Markets Equity ETF	BBEM	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Europe ETF	BBEU	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders International Equity ETF	BBIN	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Japan ETF	BBJP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Equity ETF	BBUS	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	BBMC	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	BBSC	Cboe BZX Exchange, Inc.
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca, Inc.
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPSE	NYSE Arca, Inc.
JPMorgan U.S. Momentum Factor ETF	JMOM	NYSE Arca, Inc.
JPMorgan U.S. Quality Factor ETF	JQUA	NYSE Arca, Inc.
JPMorgan U.S. Value Factor ETF	JVAL	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 0.9%
Bombardier, Inc., Class B *	304,028	64,603,852
CAE, Inc. *	1,135,424	29,673,907
		94,277,759
Automobile Components — 0.6%
Magna International, Inc. (a)	940,750	59,872,520
Banks — 26.6%
Bank of Montreal (a)	2,519,311	383,622,989
Bank of Nova Scotia (The)	4,397,912	342,158,752
Canadian Imperial Bank of Commerce (a)	3,305,628	368,854,887
National Bank of Canada	1,395,481	210,644,844
Royal Bank of Canada	4,995,171	898,421,045
Toronto-Dominion Bank (The)	5,981,797	644,396,772
		2,848,099,289
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A (a)	183,420	25,508,795
Dollarama, Inc.	953,556	121,866,472
		147,375,267
Capital Markets — 3.9%
Brookfield Asset Management Ltd., Class A	1,369,257	65,784,011
Brookfield Corp.	6,533,814	295,100,297
IGM Financial, Inc.	287,987	16,055,697
TMX Group Ltd.	979,362	39,943,060
		416,883,065
Chemicals — 1.2%
Nutrien Ltd.	1,742,898	132,480,008
Commercial Services & Supplies — 2.4%
GFL Environmental, Inc.	964,741	38,707,538
RB Global, Inc.	636,641	66,516,061
Waste Connections, Inc.	918,207	151,255,566
		256,479,165
Construction & Engineering — 1.1%
Stantec, Inc.	391,465	35,753,044
WSP Global, Inc.	478,993	79,694,054
		115,447,098
Consumer Staples Distribution & Retail — 3.1%
Alimentation Couche-Tard, Inc.	2,476,946	146,536,151
George Weston Ltd.	568,556	41,031,799
Loblaw Cos. Ltd.	2,005,751	92,465,217
Metro, Inc.	783,020	52,491,480
		332,524,647
INVESTMENTS	SHARES	VALUE($)

Containers & Packaging — 0.3%
CCL Industries, Inc., Class B	521,133	32,909,625
Diversified Telecommunication Services — 0.7%
BCE, Inc. (a)	1,095,089	26,023,833
Quebecor, Inc., Class B	549,326	23,123,982
TELUS Corp.	1,807,368	22,632,848
		71,780,663
Electric Utilities — 1.9%
Emera, Inc. (a)	1,072,372	57,212,647
Fortis, Inc. (a)	1,789,411	102,331,098
Hydro One Ltd. (b)	1,128,425	48,481,527
		208,025,272
Electronic Equipment, Instruments & Components — 1.6%
Celestica, Inc. *	408,174	167,578,662
Food Products — 0.2%
Saputo, Inc.	907,753	27,486,201
Gas Utilities — 0.4%
AltaGas Ltd.	1,107,615	41,512,629
Ground Transportation — 5.0%
Canadian National Railway Co.	1,943,247	218,265,686
Canadian Pacific Kansas City Ltd.	3,213,660	279,502,184
TFI International, Inc.	271,479	38,844,671
		536,612,541
Hotels, Restaurants & Leisure — 0.9%
Restaurant Brands International, Inc.	1,155,179	93,215,423
Insurance — 7.6%
Fairfax Financial Holdings Ltd.	66,331	114,788,009
Great-West Lifeco, Inc.	950,585	50,792,108
iA Financial Corp., Inc.	332,538	42,797,728
Intact Financial Corp.	635,520	122,458,133
Manulife Financial Corp.	6,005,078	236,118,243
Power Corp. of Canada	1,925,998	107,448,101
Sun Life Financial, Inc.	1,975,908	142,365,455
		816,767,777
IT Services — 5.3%
CGI, Inc.	680,078	44,514,105
Shopify, Inc., Class A *	4,355,625	528,696,912
		573,211,017
Metals & Mining — 13.0%
Agnico Eagle Mines Ltd.	1,789,869	336,574,696
Barrick Mining Corp.	5,958,814	234,123,682
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
First Quantum Minerals Ltd. *	2,423,460	59,339,846
Franco-Nevada Corp.	651,103	150,213,611
Ivanhoe Mines Ltd., Class A * (a)	2,694,272	21,818,377
Kinross Gold Corp.	4,267,527	129,280,919
Lundin Gold, Inc.	352,958	23,721,085
Lundin Mining Corp.	2,457,998	63,080,804
Pan American Silver Corp.	1,504,104	78,707,043
Teck Resources Ltd., Class B	1,619,432	94,541,876
Wheaton Precious Metals Corp.	1,616,035	204,129,484
		1,395,531,423
Oil, Gas & Consumable Fuels — 18.3%
ARC Resources Ltd.	2,092,784	49,640,741
Cameco Corp.	1,487,423	182,846,757
Canadian Natural Resources Ltd.	7,295,881	348,264,383
Cenovus Energy, Inc.	4,834,438	141,436,718
Enbridge, Inc. (a)	7,769,726	430,942,803
Imperial Oil Ltd. (a)	524,465	70,255,568
Keyera Corp. (a)	816,671	31,552,173
Pembina Pipeline Corp.	2,065,182	96,132,409
Suncor Energy, Inc.	4,285,447	293,657,310
TC Energy Corp.	3,695,735	247,806,194
Tourmaline Oil Corp.	1,308,291	63,375,086
		1,955,910,142
Professional Services — 0.4%
Thomson Reuters Corp.	482,431	46,149,434
Real Estate Management & Development — 0.2%
FirstService Corp.	149,635	20,050,110
Software — 1.4%
Constellation Software, Inc.	74,090	134,936,143
Open Text Corp. (a)	939,920	21,305,361
		156,241,504
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear, Inc. (a)	656,609	40,749,541
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B (a)	1,358,436	49,453,131
Total Common Stocks (Cost $6,506,414,348)		10,636,623,913
INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., 3/31/2040 ‡ * (Cost $-)	65,101	—
	SHARES	VALUE($)
Short-Term Investments — 2.8%
Investment of Cash Collateral from Securities Loaned — 2.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $301,233,931)	301,233,931	301,233,931
Total Investments — 102.1% (Cost $6,807,648,279)		10,937,857,844
Liabilities in Excess of Other Assets — (2.1)%		(227,762,327)
NET ASSETS — 100.0%		10,710,095,517

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $293,342,646.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	240	06/18/2026	CAD	70,076,784	2,786,251

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 64.9%
ANZ Group Holdings Ltd.	8,679,007	230,527,636
APA Group	3,774,811	28,198,650
Aristocrat Leisure Ltd.	1,808,161	62,210,668
ASX Ltd.	560,158	24,519,774
BHP Group Ltd.	13,980,797	553,350,734
BlueScope Steel Ltd.	1,267,945	27,563,821
Brambles Ltd.	3,972,315	64,718,817
Cochlear Ltd. (a)	180,066	12,251,918
Coles Group Ltd.	3,872,912	61,726,453
Commonwealth Bank of Australia	4,845,572	610,332,146
Computershare Ltd.	1,603,016	35,216,960
CSL Ltd.	1,397,854	126,171,121
Evolution Mining Ltd.	5,788,508	51,177,052
Fortescue Ltd.	4,588,456	66,133,740
Goodman Group, REIT	5,633,011	122,043,368
GPT Group (The), REIT	5,537,575	19,098,245
Insurance Australia Group Ltd.	6,909,930	37,576,900
Lottery Corp. Ltd. (The)	6,440,735	25,782,961
Macquarie Group Ltd.	1,051,400	180,622,337
Medibank Pvt Ltd.	7,969,282	27,098,211
Mirvac Group, REIT	11,418,171	14,106,534
National Australia Bank Ltd.	8,841,923	255,776,708
Northern Star Resources Ltd.	4,150,808	63,624,569
Orica Ltd.	1,410,285	21,510,393
Origin Energy Ltd.	4,985,125	43,590,463
Pro Medicus Ltd.	159,290	15,633,942
Qantas Airways Ltd.	2,145,590	13,118,983
QBE Insurance Group Ltd.	4,369,542	70,777,297
REA Group Ltd. (a)	147,565	18,269,277
Rio Tinto Ltd.	1,074,195	131,577,724
Santos Ltd.	8,909,410	51,330,627
Scentre Group, REIT	15,019,435	40,360,086
SEEK Ltd.	939,054	9,426,766
SGH Ltd.	577,093	16,344,880
Sigma Healthcare Ltd. (a)	16,100,786	32,550,861
Sonic Healthcare Ltd.	1,345,661	19,254,570
South32 Ltd.	13,106,354	38,841,316
Stockland, REIT	6,900,871	20,238,167
Suncorp Group Ltd.	3,128,443	38,931,544
Telstra Group Ltd.	11,530,730	44,284,041
TPG Telecom Ltd. (a)	1,505,319	4,552,946
Transurban Group	8,936,517	90,569,467
Vicinity Ltd., REIT	10,485,676	19,067,924
Washington H Soul Pattinson & Co. Ltd. (a)	734,385	22,394,306
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Wesfarmers Ltd.	3,283,729	174,439,453
Westpac Banking Corp.	9,880,758	276,430,631
WiseTech Global Ltd. (a)	499,617	15,735,698
Woodside Energy Group Ltd.	5,494,425	131,358,784
Woolworths Group Ltd.	3,534,902	87,773,342
		4,148,192,811
China — 1.1%
Budweiser Brewing Co. APAC Ltd. (b)	4,905,400	4,836,678
Wharf Holdings Ltd. (The)	2,764,000	9,125,699
Wilmar International Ltd.	5,220,300	14,890,251
Wuxi Biologics Cayman, Inc. * (b)	10,120,000	43,240,197
		72,092,825
Hong Kong — 15.9%
AIA Group Ltd.	30,283,600	332,476,673
CK Asset Holdings Ltd.	5,424,500	34,170,313
CK Infrastructure Holdings Ltd.	1,773,500	14,930,360
CLP Holdings Ltd.	5,234,000	50,326,594
Henderson Land Development Co. Ltd.	3,853,700	15,232,545
HKT Trust & HKT Ltd.	10,331,000	16,758,441
Hong Kong & China Gas Co. Ltd.	31,583,789	29,240,986
Hong Kong Exchanges & Clearing Ltd.	3,452,600	183,894,975
Link, REIT	7,413,600	37,329,651
MTR Corp. Ltd. (a)	4,567,000	19,515,568
Power Assets Holdings Ltd.	3,948,000	32,626,570
Sino Land Co. Ltd.	10,904,000	17,485,334
Sun Hung Kai Properties Ltd.	4,915,500	86,056,074
Swire Pacific Ltd., Class A	983,000	10,692,077
Swire Pacific Ltd., Class B	2,102,500	3,562,103
Swire Properties Ltd.	3,000,800	9,578,040
Techtronic Industries Co. Ltd.	4,240,500	61,485,977
WH Group Ltd. (b)	22,573,691	27,437,158
Wharf Real Estate Investment Co. Ltd.	4,112,000	12,876,710
Zijin Gold International Co. Ltd. *	1,162,100	22,955,583
		1,018,631,732
Indonesia — 0.6%
Jardine Matheson Holdings Ltd.	569,800	38,844,573
Macau — 0.7%
Galaxy Entertainment Group Ltd.	6,516,000	27,799,637
Sands China Ltd.	6,464,579	13,563,686
		41,363,323
New Zealand — 1.1%
Auckland International Airport Ltd.	4,394,243	21,416,167
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
New Zealand — continued
Fisher & Paykel Healthcare Corp. Ltd.	1,596,651	34,408,264
Meridian Energy Ltd.	3,723,655	12,494,576
		68,319,007
Singapore — 13.3%
CapitaLand Ascendas, REIT	10,811,428	21,249,510
CapitaLand Integrated Commercial Trust, REIT	17,096,777	31,843,033
CapitaLand Investment Ltd.	6,366,400	13,962,285
DBS Group Holdings Ltd.	5,895,000	271,822,382
Genting Singapore Ltd.	16,488,400	8,847,984
Jardine Cycle & Carriage Ltd.	171,800	4,412,361
Keppel, REIT	455,266	320,537
Keppel Ltd.	4,097,400	35,071,383
Mapletree Pan Asia Commercial Trust, REIT	6,501,200	6,605,982
Oversea-Chinese Banking Corp. Ltd.	9,429,000	162,674,870
Singapore Airlines Ltd.	4,244,300	21,020,864
Singapore Exchange Ltd.	2,371,500	40,549,680
Singapore Technologies Engineering Ltd.	4,518,300	38,290,232
Singapore Telecommunications Ltd.	23,745,400	86,001,054
United Overseas Bank Ltd.	3,882,800	110,578,493
		853,250,650
United Kingdom — 1.0%
CK Hutchison Holdings Ltd.	7,711,000	64,388,309
United States — 0.6%
James Hardie Industries plc, CHDI *	1,676,013	35,757,766
Total Common Stocks (Cost $5,026,384,826)		6,340,840,996
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $24,416,683)	24,416,683	24,416,683
Total Investments — 99.6% (Cost $5,050,801,509)		6,365,257,679
Other Assets in Excess of Liabilities — 0.4%		27,851,827
NET ASSETS — 100.0%		6,393,109,506

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $23,512,840.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	30.1%
Metals & Mining	15.0
Insurance	8.0
Capital Markets	6.7
Real Estate Management & Development	3.1
Oil, Gas & Consumable Fuels	2.9
Broadline Retail	2.7
Industrial Conglomerates	2.5
Diversified Telecommunication Services	2.4
Consumer Staples Distribution & Retail	2.3
Industrial REITs	2.3
Electric Utilities	2.2
Hotels, Restaurants & Leisure	2.2
Biotechnology	2.0
Transportation Infrastructure	1.8
Retail REITs	1.5
Diversified REITs	1.4
Commercial Services & Supplies	1.0
Machinery	1.0
Others (each less than 1.0%)	8.5
Short-Term Investments	0.4
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	582	05/28/2026	SGD	20,421,213	357,158
SPI 200 Index	194	06/18/2026	AUD	30,696,040	490,895
					848,053

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	22,600	120,131
Brazil — 3.9%
Ambev SA	300,828	886,361
Axia Energia SA	68,815	864,113
Axia Energia SA (Preference)	16,135	222,224
B3 SA - Brasil Bolsa Balcao	341,196	1,245,085
Banco Bradesco SA	103,694	351,175
Banco Bradesco SA (Preference)	362,580	1,421,236
Banco BTG Pactual SA	89,577	1,075,076
Banco do Brasil SA	124,523	559,270
Banco Santander Brasil SA	25,933	152,347
BB Seguridade Participacoes SA	52,333	358,905
Caixa Seguridade Participacoes S/A	35,327	128,986
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	156,170	1,047,693
Cia Energetica de Minas Gerais (Preference)	129,602	329,776
Cia Paranaense de Energia - Copel	171,331	549,790
Embraer SA	47,437	739,078
Energisa SA	22,273	238,662
Engie Brasil Energia SA	28,089	199,785
Equatorial SA	89,071	765,552
Gerdau SA (Preference)	86,164	395,340
Itau Unibanco Holding SA (Preference)	352,009	3,078,781
Itausa SA	78,689	220,408
Itausa SA (Preference)	447,391	1,256,757
Klabin SA	71,285	255,093
Localiza Rent a Car SA	69,773	651,541
Motiva Infraestrutura de Mobilidade SA	88,350	286,364
Petroleo Brasileiro SA	253,187	2,796,827
Petroleo Brasileiro SA (Preference)	312,205	3,112,719
Porto Seguro SA	13,191	133,354
PRIO SA *	56,082	752,585
Raia Drogasil SA	98,708	435,752
Rede D'Or Sao Luiz SA (a)	87,194	675,112
Rumo SA	87,440	279,530
Suzano SA	47,714	423,777
Telefonica Brasil SA	52,195	415,195
TIM SA	61,072	318,076
Vale SA	244,647	4,017,669
Vibra Energia SA	84,766	571,406
WEG SA	108,531	988,478
		32,199,878
Chile — 0.5%
Banco de Chile	2,985,650	559,695
INVESTMENTS	SHARES	VALUE($)

Chile — continued
Banco de Credito e Inversiones SA	6,991	472,381
Banco Santander Chile	5,244,456	419,354
Cencosud SA	91,339	230,933
Empresas CMPC SA	86,183	106,899
Empresas Copec SA	31,831	222,970
Enel Chile SA	1,715,095	154,010
Falabella SA	83,531	505,933
Latam Airlines Group SA	21,965,213	522,394
Plaza SA	53,665	266,587
Sociedad Quimica y Minera de Chile SA (Preference), Class B *	9,749	896,610
		4,357,766
China — 23.6%
360 Security Technology, Inc., Class A	45,600	74,906
3SBio, Inc. (a)	120,500	360,432
AAC Technologies Holdings, Inc.	52,500	243,148
Accelink Technologies Co. Ltd., Class A	4,200	89,448
AECC Aviation Power Co. Ltd., Class A	17,300	117,458
Agricultural Bank of China Ltd., Class A	868,000	878,081
Agricultural Bank of China Ltd., Class H	1,925,000	1,501,690
Airtac International Group	10,000	466,899
Akeso, Inc. * (a)	39,000	684,137
Alibaba Group Holding Ltd.	1,236,300	20,375,478
Alibaba Health Information Technology Ltd. *	344,000	194,413
Aluminum Corp. of China Ltd., Class A	81,100	140,029
Aluminum Corp. of China Ltd., Class H	254,000	371,998
Anhui Conch Cement Co. Ltd., Class A	20,600	63,719
Anhui Conch Cement Co. Ltd., Class H	85,500	214,215
Anhui Gujing Distillery Co. Ltd., Class A	3,100	48,661
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	12,200	84,848
ANTA Sports Products Ltd.	95,000	995,222
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,100	112,811
Atour Lifestyle Holdings Ltd., ADR	5,992	229,134
Autobio Diagnostics Co. Ltd., Class A	59,953	294,006
Avary Holding Shenzhen Co. Ltd., Class A	11,000	117,391
Baidu, Inc., Class A *	146,150	2,307,857
Baiyin Nonferrous Group Co. Ltd., Class A	37,864	42,467
Bank of Beijing Co. Ltd., Class A	132,944	103,144
Bank of Chengdu Co. Ltd., Class A	22,700	63,635
Bank of China Ltd., Class H	5,407,000	3,511,089
Bank of Communications Co. Ltd., Class A	109,100	108,542
Bank of Communications Co. Ltd., Class H	495,000	452,769
Bank of Hangzhou Co. Ltd., Class A	38,400	97,809
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Bank of Jiangsu Co. Ltd., Class A	103,100	170,340
Bank of Nanjing Co. Ltd., Class A	65,700	113,006
Bank of Ningbo Co. Ltd., Class A	45,700	222,103
Bank of Shanghai Co. Ltd., Class A	78,400	107,651
Baoshan Iron & Steel Co. Ltd., Class A	140,300	129,853
Beijing Enterprises Holdings Ltd.	38,500	152,378
Beijing Enterprises Water Group Ltd.	314,000	110,647
Beijing Kingsoft Office Software, Inc., Class A	3,225	119,465
Beijing Yandong Microelectronic Co. Ltd., Class A *	12,572	78,896
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	263,900	189,483
Bilibili, Inc., Class Z *	17,100	375,759
Biwin Storage Technology Co. Ltd., Class A *	9,654	381,951
BOC Aviation Ltd. (a)	17,200	176,616
BOC Hong Kong Holdings Ltd.	243,000	1,397,782
BOE Technology Group Co. Ltd., Class A	204,300	122,449
Bosideng International Holdings Ltd.	350,000	191,533
BYD Co. Ltd., Class A	28,600	434,023
BYD Co. Ltd., Class H	250,400	3,330,863
BYD Electronic International Co. Ltd.	59,000	201,624
C&D International Investment Group Ltd. (b)	66,000	125,544
Caida Securities Co. Ltd., Class A	470,000	443,430
Caitong Securities Co. Ltd., Class A	346,700	421,032
Cambricon Technologies Corp. Ltd., Class A *	2,292	576,676
Capital Securities Co. Ltd., Class A	32,900	80,376
CGN Power Co. Ltd., Class H (a)	686,000	305,654
Changchun High-Tech Industry Group Co. Ltd.	6,100	76,146
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	6,000	109,559
Chifeng Jilong Gold Mining Co. Ltd., Class H	12,600	59,312
China CITIC Bank Corp. Ltd., Class A	105,600	130,005
China CITIC Bank Corp. Ltd., Class H	569,000	596,710
China Coal Energy Co. Ltd., Class H	153,000	286,238
China Construction Bank Corp., Class A	112,200	163,306
China Construction Bank Corp., Class H	6,660,000	7,517,808
China CSSC Holdings Ltd., Class A	38,500	235,354
China Eastern Airlines Corp. Ltd., Class A *	121,400	76,982
China Eastern Airlines Corp. Ltd., Class H *	130,000	64,308
China Energy Engineering Corp. Ltd., Class A	171,900	71,384
China Everbright Bank Co. Ltd., Class A	292,000	133,460
China Everbright Environment Group Ltd.	280,000	201,333
China Feihe Ltd. (a)	285,000	127,163
China Galaxy Securities Co. Ltd., Class H	236,500	252,178
China Gas Holdings Ltd.	235,800	218,728
INVESTMENTS	SHARES	VALUE($)

China — continued
China Gold International Resources Corp. Ltd.	16,300	350,130
China Hongqiao Group Ltd.	260,500	1,102,709
China International Capital Corp. Ltd., Class H (a)	106,400	277,778
China International Marine Containers Group Co. Ltd., Class H	46,800	64,454
China Jushi Co. Ltd., Class A	38,500	195,485
China Life Insurance Co. Ltd., Class H	506,000	1,866,661
China Literature Ltd. * (a)	27,400	86,661
China Longyuan Power Group Corp. Ltd., Class H	242,000	205,773
China Medical System Holdings Ltd.	102,000	167,670
China Mengniu Dairy Co. Ltd.	221,000	492,170
China Merchants Bank Co. Ltd., Class A	105,600	592,274
China Merchants Bank Co. Ltd., Class H	257,000	1,555,503
China Merchants Energy Shipping Co. Ltd., Class A	51,200	131,511
China Merchants Port Holdings Co. Ltd.	84,000	167,074
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	51,300	65,334
China Minsheng Banking Corp. Ltd., Class A	228,000	123,491
China Minsheng Banking Corp. Ltd., Class H	513,000	234,109
China National Nuclear Power Co. Ltd., Class A	118,900	156,677
China Nonferrous Mining Corp. Ltd.	90,000	156,483
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,800	177,807
China Oilfield Services Ltd., Class A	9,600	21,261
China Oilfield Services Ltd., Class H	124,000	149,722
China Overseas Land & Investment Ltd.	253,500	435,431
China Pacific Insurance Group Co. Ltd., Class A	38,600	211,307
China Pacific Insurance Group Co. Ltd., Class H	174,600	762,193
China Petroleum & Chemical Corp., Class A	219,600	173,490
China Petroleum & Chemical Corp., Class H	1,572,000	928,722
China Power International Development Ltd.	391,000	163,430
China Railway Group Ltd., Class A	131,100	97,687
China Railway Group Ltd., Class H	286,000	138,647
China Railway Signal & Communication Corp. Ltd., Class A	132,795	99,932
China Resources Beer Holdings Co. Ltd.	109,500	377,305
China Resources Gas Group Ltd.	71,000	170,560
China Resources Land Ltd.	204,000	857,113
China Resources Microelectronics Ltd., Class A	6,744	56,296
China Resources Mixc Lifestyle Services Ltd. (a)	48,800	294,732
China Resources Pharmaceutical Group Ltd. (a)	148,000	99,348
China Resources Power Holdings Co. Ltd. (b)	136,000	335,370
China Shenhua Energy Co. Ltd., Class A	34,300	240,873
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Shenhua Energy Co. Ltd., Class H	229,500	1,425,625
China Southern Airlines Co. Ltd., Class A *	91,200	72,402
China Taiping Insurance Holdings Co. Ltd.	106,000	303,043
China Tourism Group Duty Free Corp. Ltd., Class A	10,100	97,431
China Tourism Group Duty Free Corp. Ltd., Class H (a)	7,400	60,275
China Tower Corp. Ltd., Class H (a)	296,500	420,175
China Tungsten And Hightech Materials Co. Ltd., Class A	11,700	100,588
China Vanke Co. Ltd., Class H *	18,000	6,905
China XD Electric Co. Ltd., Class A	26,300	65,528
China Yangtze Power Co. Ltd., Class A	133,900	535,502
Chongqing Changan Automobile Co. Ltd., Class A	57,000	79,648
Chongqing Rural Commercial Bank Co. Ltd., Class H	167,000	148,184
Chongqing Water Group Co. Ltd., Class A	477,300	309,883
Chow Tai Fook Jewellery Group Ltd.	130,800	179,305
CITIC Ltd.	359,000	596,606
CITIC Metal Co. Ltd., Class A	34,100	69,472
CITIC Securities Co. Ltd., Class A	62,300	249,184
CITIC Securities Co. Ltd., Class H	108,000	383,447
CMOC Group Ltd., Class A	110,200	304,052
CMOC Group Ltd., Class H	237,000	541,899
CNOOC Energy Technology & Services Ltd., Class A	32,000	20,783
CNPC Capital Co. Ltd., Class A	47,500	65,640
Contemporary Amperex Technology Co. Ltd., Class H (b)	9,000	711,324
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	21,400	67,543
COSCO SHIPPING Energy Transportation Co. Ltd., Class H (b)	86,000	200,273
COSCO SHIPPING Holdings Co. Ltd., Class A	70,500	146,061
COSCO SHIPPING Holdings Co. Ltd., Class H	162,000	297,836
CSI Solar Co. Ltd., Class A	75,549	161,121
CSPC Pharmaceutical Group Ltd.	568,000	618,879
Daqin Railway Co. Ltd., Class A	106,500	82,160
Datang International Power Generation Co. Ltd., Class H	196,000	67,565
Delton Technology Guangzhou, Inc., Class A	8,700	209,688
Dongfang Electric Corp. Ltd., Class A	15,800	90,678
Dongfang Electric Corp. Ltd., Class H	28,000	140,261
Eastroc Beverage Group Co. Ltd., Class A	2,950	88,106
ENN Energy Holdings Ltd.	51,500	403,725
INVESTMENTS	SHARES	VALUE($)

China — continued
ENN Natural Gas Co. Ltd., Class A	19,600	58,129
Everdisplay Optronics Shanghai Co. Ltd., Class A *	726,621	241,254
FAW Jiefang Group Co. Ltd.	127,200	125,630
Focus Media Information Technology Co. Ltd., Class A	104,300	96,231
Foshan Haitian Flavouring & Food Co. Ltd., Class A	27,960	158,383
Fosun International Ltd.	161,000	84,483
Foxconn Industrial Internet Co. Ltd., Class A	55,800	518,267
Full Truck Alliance Co. Ltd., ADR	54,298	469,678
Fuyao Glass Industry Group Co. Ltd., Class A	11,200	96,959
Fuyao Glass Industry Group Co. Ltd., Class H (a)	41,200	312,978
Ganfeng Lithium Group Co. Ltd. (a)	33,000	354,952
Ganfeng Lithium Group Co. Ltd., Class A	11,800	154,379
GCL Technology Holdings Ltd. *	1,880,000	217,500
GD Power Development Co. Ltd., Class A	112,300	77,922
GDS Holdings Ltd., Class A *	69,600	367,318
Geely Automobile Holdings Ltd.	443,000	1,295,206
Genscript Biotech Corp. *	84,000	149,552
GF Securities Co. Ltd., Class A	54,300	169,350
GF Securities Co. Ltd., Class H	67,400	152,804
Giant Biogene Holding Co. Ltd. (a)	31,800	123,506
Giant Network Group Co. Ltd., Class A	10,300	49,485
GigaDevice Semiconductor, Inc., Class A	3,600	167,381
GoerTek, Inc., Class A	19,400	70,346
Goldwind Science & Technology Co. Ltd., Class A	17,800	72,230
Goldwind Science & Technology Co. Ltd., Class H	51,400	114,094
Gotion High-tech Co. Ltd., Class A	9,500	51,363
Great Wall Motor Co. Ltd., Class H	157,500	233,259
Gree Electric Appliances, Inc. of Zhuhai, Class A	40,000	234,889
Guangdong Electric Power Development Co. Ltd., Class A	148,600	142,047
Guangdong Haid Group Co. Ltd., Class A	10,900	79,749
Guangdong HEC Technology Holding Co. Ltd., Class A *	16,000	83,549
Guangdong Investment Ltd.	216,000	225,583
Guangzhou Baiyun International Airport Co. Ltd., Class A	264,523	338,890
Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,500	93,480
Guming Holdings Ltd.	46,800	152,246
Guobo Electronics Co. Ltd., Class A	7,875	142,045
Guosen Securities Co. Ltd., Class A	52,000	81,822
Guotai Haitong Securities Co. Ltd., Class A	75,006	177,595
Guotai Haitong Securities Co. Ltd., Class H (a)	170,456	292,483
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
H World Group Ltd.	111,600	576,205
Haidilao International Holding Ltd. (a)	122,000	225,012
Haier Smart Home Co. Ltd., Class A	39,900	126,110
Haier Smart Home Co. Ltd., Class H	161,800	456,997
Haisco Pharmaceutical Group Co. Ltd., Class A	4,800	41,126
Haitian International Holdings Ltd.	90,000	244,183
Hangzhou First Applied Material Co. Ltd., Class A	20,100	55,361
Han's Laser Technology Industry Group Co. Ltd., Class A	5,400	80,335
Hansoh Pharmaceutical Group Co. Ltd. (a)	78,000	373,594
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	6,500	35,729
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	12,100	57,400
Hengan International Group Co. Ltd.	47,500	162,847
Hengli Petrochemical Co. Ltd., Class A	43,400	141,064
Hengtong Optic-electric Co. Ltd., Class A	12,600	122,158
Hengyi Petrochemical Co. Ltd., Class A	18,700	48,438
Hgtech Co. Ltd., Class A	5,500	96,236
Hisense Home Appliances Group Co. Ltd.	33,000	97,144
Horizon Robotics * (b)	565,200	531,803
Hua Hong Semiconductor Ltd., Class H * (a)	47,000	692,341
Hualan Biological Engineering, Inc., Class A	62,900	133,058
Huaneng Power International, Inc., Class A	74,100	75,918
Huaneng Power International, Inc., Class H	294,000	234,599
Huaqin Co. Ltd., Class A	17,000	259,666
Huatai Securities Co. Ltd., Class A	37,700	106,234
Huatai Securities Co. Ltd., Class H (a)	89,600	185,923
Huaxia Bank Co. Ltd., Class A	100,400	101,263
Huayu Automotive Systems Co. Ltd., Class A	53,700	146,685
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,900	89,635
Hundsun Technologies, Inc., Class A	17,100	67,517
Hwatsing Technology Co. Ltd., Class A	7,254	211,300
Hygon Information Technology Co. Ltd., Class A	11,873	521,489
IEIT Systems Co. Ltd., Class A	9,800	100,759
Iflytek Co. Ltd., Class A	17,300	121,903
Industrial & Commercial Bank of China Ltd., Class A	617,700	672,923
Industrial & Commercial Bank of China Ltd., Class H	5,139,000	4,629,983
Industrial Bank Co. Ltd., Class A	117,700	308,927
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	240,700	95,508
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	9,200	58,066
INVESTMENTS	SHARES	VALUE($)

China — continued
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	45,600	183,515
Inner Mongolia Yitai Coal Co. Ltd., Class B	76,000	202,160
Innovent Biologics, Inc. * (a)	102,500	1,196,937
J&T Global Express Ltd. *	443,600	555,031
JA Solar Technology Co. Ltd., Class A *	22,800	36,433
JCET Group Co. Ltd., Class A	9,300	62,625
JD Health International, Inc. * (a)	69,700	411,919
JD Logistics, Inc. * (a)	176,800	344,334
JD.com, Inc., Class A	174,800	2,648,242
Jiangsu Eastern Shenghong Co. Ltd., Class A *	40,600	79,162
Jiangsu Expressway Co. Ltd., Class H	100,000	135,717
Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,000	139,336
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	34,100	270,184
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	16,400	136,748
Jiangsu Xukuang Energy Co. Ltd., Class A	92,800	63,793
Jiangsu Yanghe Distillery Co. Ltd., Class A	13,600	98,123
Jiangsu Zhongtian Technology Co. Ltd., Class A	17,500	85,421
Jiangxi Copper Co. Ltd., Class A	7,600	51,174
Jiangxi Copper Co. Ltd., Class H	75,000	356,435
Jinko Solar Co. Ltd., Class A *	56,223	54,999
Jointown Pharmaceutical Group Co. Ltd., Class A	179,691	136,240
Kanzhun Ltd.	41,400	277,649
KE Holdings, Inc., Class A	144,600	802,911
Kingboard Holdings Ltd.	57,000	323,119
Kingdee International Software Group Co. Ltd. *	201,000	222,373
Kingsoft Corp. Ltd.	75,400	222,735
Kuaishou Technology (a)	195,400	1,087,759
Kuang-Chi Technologies Co. Ltd., Class A *	11,700	67,104
Kunlun Energy Co. Ltd.	304,000	292,553
Kweichow Moutai Co. Ltd., Class A	6,600	1,337,912
Laopu Gold Co. Ltd., Class H	3,300	235,616
LB Group Co. Ltd., Class A	43,800	108,422
Lenovo Group Ltd.	426,000	640,586
Li Auto, Inc., Class A *	76,700	674,978
Li Ning Co. Ltd.	9,000	23,431
Lingyi iTech Guangdong Co., Class A	38,700	80,390
Longfor Group Holdings Ltd. (a) (b)	159,000	164,633
LONGi Green Energy Technology Co. Ltd., Class A *	51,300	124,195
Loongson Technology Corp. Ltd., Class A *	1,947	47,378
Luxshare Precision Industry Co. Ltd., Class A	37,100	368,494
Luzhou Laojiao Co. Ltd., Class A	9,600	140,823
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Mao Geping Cosmetics Co. Ltd., Class H	24,400	224,452
Meituan * (a)	365,400	3,931,407
Metallurgical Corp. of China Ltd., Class A	91,200	39,355
Midea Group Co. Ltd., Class A	37,155	441,994
Midea Group Co. Ltd., Class H	30,300	350,136
MINISO Group Holding Ltd.	32,000	118,075
Mixue Group, Class H *	3,300	121,475
MMG Ltd. *	272,000	293,457
Montage Technology Co. Ltd., Class A	7,863	201,994
Muyuan Foods Co. Ltd., Class A	30,400	199,441
Nanjing Securities Co. Ltd., Class A	483,500	521,909
NARI Technology Co. Ltd., Class A	54,880	209,237
National Silicon Industry Group Co. Ltd., Class A *	16,298	49,584
NAURA Technology Group Co. Ltd., Class A	3,845	304,294
NetEase Cloud Music, Inc. * (a)	4,200	62,025
NetEase, Inc.	119,000	2,785,693
New China Life Insurance Co. Ltd., Class A	13,400	126,971
New China Life Insurance Co. Ltd., Class H	68,300	448,543
New Oriental Education & Technology Group, Inc.	101,700	554,926
Nexchip Semiconductor Corp., Class A	41,115	205,026
Ningbo Deye Technology Co. Ltd., Class A	6,262	138,674
Ningbo Tuopu Group Co. Ltd., Class A	10,630	94,827
Ningxia Baofeng Energy Group Co. Ltd., Class A	45,100	202,682
NIO, Inc., Class A *	123,670	797,984
Nongfu Spring Co. Ltd., Class H (a)	122,400	740,234
Offshore Oil Engineering Co. Ltd., Class A	22,600	22,427
OmniVision Integrated Circuits Group, Inc.	8,600	124,445
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	292,500	156,771
PDD Holdings, Inc., ADR *	51,697	5,163,496
People's Insurance Co. Group of China Ltd. (The), Class H	566,000	387,267
PetroChina Co. Ltd., Class H	1,440,000	2,221,221
PICC Property & Casualty Co. Ltd., Class H	446,000	805,638
Ping An Bank Co. Ltd., Class A	125,400	211,139
Ping An Insurance Group Co. of China Ltd., Class A	57,500	501,489
Ping An Insurance Group Co. of China Ltd., Class H	414,000	3,365,035
Piotech, Inc., Class A	1,365	89,530
Poly Developments and Holdings Group Co. Ltd., Class A	79,800	71,927
Pop Mart International Group Ltd. (a) (b)	44,200	899,639
INVESTMENTS	SHARES	VALUE($)

China — continued
Postal Savings Bank of China Co. Ltd., Class H (a)	586,000	376,811
Power Construction Corp. of China Ltd., Class A	114,000	93,538
Qinghai Salt Lake Industry Co. Ltd., Class A *	39,900	231,374
QuantumCTek Co. Ltd., Class A *	507	42,625
Remegen Co. Ltd., Class H * (a)	13,000	168,533
Rockchip Electronics Co. Ltd.	2,600	70,203
Rongsheng Petrochemical Co. Ltd., Class A	69,800	142,991
SAIC Motor Corp. Ltd., Class A	44,300	89,738
Sanan Optoelectronics Co. Ltd., Class A	66,900	134,228
Sany Heavy Industry Co. Ltd., Class A	57,000	170,330
Satellite Chemical Co. Ltd., Class A	18,600	80,594
SDIC Power Holdings Co. Ltd., Class A	44,200	88,190
Seres Group Co. Ltd., Class A	10,200	133,144
SF Holding Co. Ltd., Class A	34,300	186,720
Shaanxi Coal Industry Co. Ltd., Class A	62,700	239,768
Shaanxi Energy Investment Co. Ltd., Class A	47,200	81,724
Shandong Gold Mining Co. Ltd., Class A	19,400	98,465
Shandong Gold Mining Co. Ltd., Class H (a)	52,750	193,228
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	10,900	61,431
Shandong Nanshan Aluminum Co. Ltd., Class A	138,800	109,915
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,400	8,081
Shanghai Baosight Software Co. Ltd., Class A	13,920	46,400
Shanghai Electric Group Co. Ltd., Class A *	68,300	81,197
Shanghai Electric Group Co. Ltd., Class H *	186,000	92,984
Shanghai Electric Power Co. Ltd., Class A	14,900	37,080
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	41,200	150,644
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	33,500	82,220
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	22,000	109,950
Shanghai Pudong Development Bank Co. Ltd., Class A	176,100	239,042
Shanghai Putailai New Energy Technology Group Co. Ltd.	11,500	61,332
Shanghai Rural Commercial Bank Co. Ltd., Class A	53,300	70,020
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,900	42,641
Shanjin International Gold Co. Ltd., Class A	14,700	56,488
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,800	163,698
Shengyi Electronics Co. Ltd., Class A	4,131	67,214
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shengyi Technology Co. Ltd., Class A	13,600	154,224
Shennan Circuits Co. Ltd., Class A	3,550	164,479
Shenzhen Energy Group Co. Ltd., Class A	223,100	223,824
Shenzhen Envicool Technology Co. Ltd., Class A	5,100	71,349
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,100	53,138
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	6,400	48,052
Shenzhen Techwinsemi Technology Co. Ltd., Class A	1,300	101,960
Shenzhen Transsion Holdings Co. Ltd., Class A	8,351	70,725
Shenzhou International Group Holdings Ltd.	62,900	383,402
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	10,100	25,574
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	4,395	175,472
Sichuan Changhong Electric Co. Ltd., Class A	25,800	33,141
Sichuan Huafeng Technology Co. Ltd., Class A *	9,518	189,768
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	9,900	50,100
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	2,500	151,218
Sichuan Road and Bridge Group Co. Ltd., Class A	37,800	45,370
Sieyuan Electric Co. Ltd., Class A	4,100	117,454
Sino Biopharmaceutical Ltd.	668,000	464,971
Sinoma Science & Technology Co. Ltd., Class A	8,700	70,777
Sinopharm Group Co. Ltd., Class H	91,200	216,943
Sinotrans Ltd., Class H	144,000	93,957
Sinotruk Hong Kong Ltd.	52,500	257,791
Skyverse Technology Co. Ltd., Class A *	7,100	205,697
Smoore International Holdings Ltd. (a)	130,000	155,397
Spring Airlines Co. Ltd., Class A	5,100	35,295
StarPower Semiconductor Ltd., Class A	8,040	122,308
Sunny Optical Technology Group Co. Ltd.	47,700	392,695
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	6,277	67,642
Suzhou Centec Communications Co. Ltd., Class A *	6,321	301,234
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	9,700	267,451
TAL Education Group, ADR *	31,363	348,757
Talkweb Information System Co. Ltd., Class A *	7,400	38,723
TBEA Co. Ltd., Class A	26,800	106,119
Tencent Holdings Ltd.	416,300	25,282,842
Tencent Music Entertainment Group, Class A	77,600	354,079
Tianqi Lithium Corp., Class A *	11,800	139,188
Tianshan Aluminum Group Co. Ltd., Class A	24,800	61,002
Tingyi Cayman Islands Holding Corp.	156,000	240,699
INVESTMENTS	SHARES	VALUE($)

China — continued
Tongcheng Travel Holdings Ltd. (a)	90,800	207,249
TongFu Microelectronics Co. Ltd., Class A	7,700	58,515
Tongling Nonferrous Metals Group Co. Ltd., Class A	68,500	62,352
Tongwei Co. Ltd., Class A *	34,200	87,689
Trip.com Group Ltd. *	39,400	2,127,560
Tsingtao Brewery Co. Ltd.	46,000	318,026
UBTech Robotics Corp. Ltd., Class H *	15,900	217,989
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,200	70,708
Uni-President China Holdings Ltd.	97,000	89,291
Unisplendour Corp. Ltd., Class A	22,800	107,482
United Nova Technology Co. Ltd., Class A *	171,624	174,232
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	2,943	122,736
Vipshop Holdings Ltd., ADR	21,057	303,010
Wanhua Chemical Group Co. Ltd., Class A	22,200	291,990
Want Want China Holdings Ltd.	357,000	201,461
Weichai Power Co. Ltd., Class A	38,100	175,296
Weichai Power Co. Ltd., Class H	134,000	666,099
Wolong Electric Group Co. Ltd., Class A	8,100	44,880
Wuhan Dameng Database Co. Ltd., Class A	2,822	109,786
Wuliangye Yibin Co. Ltd., Class A	22,100	314,498
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,300	187,312
WuXi AppTec Co. Ltd., Class A	13,400	217,178
WuXi AppTec Co. Ltd., Class H (a)	27,100	476,090
XCMG Construction Machinery Co. Ltd., Class A	74,400	108,727
Xiamen Faratronic Co. Ltd., Class A	6,000	104,072
Xiamen Tungsten Co. Ltd., Class A	9,000	76,601
Xiaomi Corp., Class B * (a)	1,146,600	4,302,275
Xinjiang Daqo New Energy Co. Ltd., Class A *	12,114	39,779
Xinyi Glass Holdings Ltd.	121,000	150,175
Xinyi Solar Holdings Ltd.	50,000	18,406
XPeng, Inc., Class A *	84,400	674,568
XtalPi Holdings Ltd. *	158,000	194,179
Yadea Group Holdings Ltd. (a)	112,000	172,022
Yangzijiang Shipbuilding Holdings Ltd.	183,000	624,115
Yankuang Energy Group Co. Ltd., Class A	25,100	83,958
Yankuang Energy Group Co. Ltd., Class H	233,000	488,871
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	5,400	108,571
Yonyou Network Technology Co. Ltd., Class A *	19,500	33,496
YTO Express Group Co. Ltd., Class A	18,500	58,309
Yuanjie Semiconductor Technology Co. Ltd., Class A	1,664	388,402
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yum China Holdings, Inc.	23,825	1,154,321
Yunnan Aluminium Co. Ltd., Class A	18,600	87,475
Yunnan Energy New Material Group Co. Ltd., Class A *	5,200	63,605
Yutong Bus Co. Ltd., Class A	12,100	62,721
Zangge Mining Co. Ltd., Class A	9,700	127,938
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,300	69,345
Zhaojin Mining Industry Co. Ltd., Class H	112,500	413,359
Zhejiang China Commodities City Group Co. Ltd., Class A	34,600	67,453
Zhejiang Chint Electrics Co. Ltd., Class A	11,000	52,893
Zhejiang Huayou Cobalt Co. Ltd., Class A	9,600	94,561
Zhejiang Juhua Co. Ltd., Class A	15,100	81,351
Zhejiang Leapmotor Technology Co. Ltd., Class H * (a)	48,600	296,648
Zhejiang NHU Co. Ltd., Class A	15,900	81,196
Zhejiang Rongtai Electric Material Co. Ltd., Class A	7,500	91,352
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	22,605	156,756
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H (b)	30,300	130,493
Zhejiang Supor Co. Ltd., Class A	25,800	177,972
Zhongjin Gold Corp. Ltd., Class A	25,100	96,289
Zhongsheng Group Holdings Ltd.	6,000	5,477
Zhongtai Securities Co. Ltd., Class A	493,100	435,837
Zhuzhou CRRC Times Electric Co. Ltd., Class H	27,500	125,652
Zijin Mining Group Co. Ltd., Class A	108,200	532,998
Zijin Mining Group Co. Ltd., Class H	378,000	1,755,433
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (b)	118,400	119,239
ZTE Corp., Class A *	27,800	149,930
ZTE Corp., Class H *	53,600	172,062
ZTO Express Cayman, Inc.	28,650	725,958
		196,688,605
Colombia — 0.2%
Ecopetrol SA	324,584	231,942
Grupo Cibest SA	19,378	401,781
Grupo Cibest SA (Preference)	32,142	551,764
Grupo de Inversiones Suramericana SA	9,474	133,472
Grupo de Inversiones Suramericana SA (Preference)	10,665	118,653
INVESTMENTS	SHARES	VALUE($)

Colombia — continued
Grupo Energia Bogota SA ESP	222,472	186,184
Interconexion Electrica SA ESP	33,980	262,801
		1,886,597
Czech Republic — 0.1%
CEZ A/S	11,028	635,341
Komercni Banka A/S	5,067	269,726
		905,067
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	152,323	383,577
Greece — 0.5%
Allwyn AG	9,124	130,301
Alpha Bank SA	142,412	571,533
Eurobank SA	167,624	729,341
Hellenic Telecommunications Organization SA	12,845	273,922
JUMBO SA	8,458	230,697
Motor Oil Hellas Corinth Refineries SA	4,825	215,189
National Bank of Greece SA	57,183	906,247
Piraeus Bank SA *	50,294	476,136
Public Power Corp. SA	12,698	269,612
		3,802,978
Hong Kong — 0.1%
Central New Energy Holding Group Ltd. *	94,000	100,571
Kingboard Laminates Holdings Ltd.	58,500	261,153
Orient Overseas International Ltd.	11,500	200,768
		562,492
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	25,996	346,510
OTP Bank Nyrt.	13,622	1,827,104
Richter Gedeon Nyrt.	9,255	390,373
		2,563,987
India — 13.1%
ABB India Ltd.	3,616	276,227
ACC Ltd.	5,534	83,200
Adani Energy Solutions Ltd. *	22,468	319,423
Adani Enterprises Ltd.	28,283	721,492
Adani Green Energy Ltd. *	28,568	371,861
Adani Ports & Special Economic Zone Ltd.	54,416	956,136
Adani Power Ltd. *	365,943	861,084
Adani Total Gas Ltd.	16,414	110,322
Aditya Birla Capital Ltd. *	54,716	200,262
Alkem Laboratories Ltd.	4,737	270,328
Ambuja Cements Ltd.	54,320	255,477
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Apollo Hospitals Enterprise Ltd.	7,378	595,558
Ashok Leyland Ltd.	196,809	338,273
Asian Paints Ltd.	50,266	1,304,324
Astral Ltd.	8,877	143,676
AU Small Finance Bank Ltd. (a)	39,297	422,119
Aurobindo Pharma Ltd.	21,861	321,696
Avenue Supermarts Ltd. * (a)	10,928	530,520
Axis Bank Ltd.	155,271	2,082,584
Bajaj Auto Ltd.	4,560	481,786
Bajaj Finance Ltd.	190,978	1,896,916
Bajaj Finserv Ltd.	25,998	480,900
Bajaj Holdings & Investment Ltd.	1,888	205,314
Balkrishna Industries Ltd.	6,177	141,319
Bank of Baroda	74,940	209,085
Bank of India	61,975	91,952
Bharat Electronics Ltd.	243,297	1,110,702
Bharat Forge Ltd.	19,461	387,941
Bharat Heavy Electricals Ltd.	91,634	341,645
Bharat Petroleum Corp. Ltd.	136,386	434,277
Bharti Airtel Ltd.	220,931	4,416,394
Bharti Hexacom Ltd.	5,394	86,860
Biocon Ltd.	49,046	186,567
Bosch Ltd.	611	232,460
Britannia Industries Ltd.	9,392	566,605
Canara Bank	135,830	193,862
CG Power & Industrial Solutions Ltd.	45,316	389,303
Cholamandalam Investment and Finance Co. Ltd.	28,915	479,331
Cipla Ltd.	39,070	541,447
Coal India Ltd.	154,781	787,222
Colgate-Palmolive India Ltd.	9,667	214,170
Container Corp. of India Ltd.	23,431	126,264
Coromandel International Ltd.	9,213	193,299
Cummins India Ltd.	9,272	516,583
Dabur India Ltd.	50,231	234,381
Divi's Laboratories Ltd.	9,241	635,854
Dixon Technologies India Ltd. (a)	2,424	287,054
DLF Ltd.	58,405	363,550
Dr Reddy's Laboratories Ltd.	40,175	561,079
Eicher Motors Ltd.	10,454	786,610
Eternal Ltd. *	306,286	803,668
Fortis Healthcare Ltd.	33,186	324,579
FSN E-Commerce Ventures Ltd. *	89,796	252,020
GAIL India Ltd.	195,231	337,728
GE Vernova T&D India Ltd.	9,036	425,192
INVESTMENTS	SHARES	VALUE($)

India — continued
GMR Airports Ltd. *	205,814	210,320
Godrej Consumer Products Ltd.	29,460	332,990
Godrej Properties Ltd. *	9,656	187,506
Grasim Industries Ltd.	26,044	770,171
Havells India Ltd.	16,040	210,070
HCL Technologies Ltd.	72,827	926,283
HDFC Asset Management Co. Ltd. (a)	13,804	396,080
HDFC Bank Ltd.	772,841	6,321,124
HDFC Life Insurance Co. Ltd. (a)	66,932	415,744
Hero MotoCorp Ltd.	8,992	485,900
Hindalco Industries Ltd.	98,778	1,085,233
Hindustan Aeronautics Ltd. (a)	12,964	595,215
Hindustan Petroleum Corp. Ltd.	69,537	275,636
Hindustan Unilever Ltd.	60,932	1,448,520
Hindustan Zinc Ltd.	29,419	186,258
Hitachi Energy India Ltd.	917	325,733
Hyundai Motor India Ltd.	10,047	193,331
ICICI Bank Ltd.	358,782	4,814,259
ICICI Lombard General Insurance Co. Ltd. (a)	16,503	307,864
ICICI Prudential Life Insurance Co. Ltd. (a)	26,170	142,047
IDFC First Bank Ltd.	431,460	318,323
Indian Bank	20,171	181,856
Indian Hotels Co. Ltd. (The)	62,342	419,794
Indian Oil Corp. Ltd.	263,142	396,139
Indian Railway Catering & Tourism Corp. Ltd.	22,256	127,135
Indus Towers Ltd. *	90,006	390,154
IndusInd Bank Ltd. *	41,697	404,858
Info Edge India Ltd.	27,489	283,277
Infosys Ltd.	272,680	3,432,801
InterGlobe Aviation Ltd. (a)	12,009	548,453
ITC Hotels Ltd. *	71,293	121,373
ITC Ltd.	204,332	680,332
Jindal Stainless Ltd.	29,261	237,780
Jindal Steel Ltd.	26,699	345,490
Jio Financial Services Ltd.	212,496	554,034
JSW Energy Ltd.	42,790	254,010
JSW Steel Ltd.	87,441	1,170,630
Jubilant Foodworks Ltd.	27,025	136,765
Kalyan Jewellers India Ltd.	30,652	134,184
Kotak Mahindra Bank Ltd.	373,045	1,515,039
L&T Finance Ltd.	50,365	149,233
L&T Technology Services Ltd. (a)	1,973	75,930
Larsen & Toubro Ltd.	45,843	1,947,404
Linde India Ltd.	1,595	123,494
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Lloyds Metals & Energy Ltd.	10,327	192,816
Lodha Developers Ltd. (a)	19,182	182,835
LTM Ltd. (a)	6,303	285,806
Lupin Ltd.	17,241	421,424
Mahindra & Mahindra Ltd.	66,740	2,188,889
Malco Energy Ltd. ‡ *	116,022	147,940
Mankind Pharma Ltd.	8,295	197,443
Marico Ltd.	45,606	373,338
Maruti Suzuki India Ltd.	8,945	1,261,968
Max Healthcare Institute Ltd.	44,843	471,817
Mazagon Dock Shipbuilders Ltd.	5,427	156,979
Motilal Oswal Financial Services Ltd.	13,423	113,889
Mphasis Ltd.	8,064	194,692
MRF Ltd.	219	300,383
Muthoot Finance Ltd.	7,289	264,123
Nestle India Ltd.	49,104	756,507
NHPC Ltd.	230,633	202,994
NMDC Ltd.	243,473	233,044
NTPC Ltd.	322,741	1,362,769
Oberoi Realty Ltd.	8,645	152,885
Oil & Natural Gas Corp. Ltd.	285,140	903,931
Oil India Ltd.	42,635	221,370
One 97 Communications Ltd. *	21,833	253,733
Oracle Financial Services Software Ltd.	1,686	174,229
Page Industries Ltd.	458	178,223
PB Fintech Ltd. *	25,086	442,678
Persistent Systems Ltd.	7,560	386,266
Petronet LNG Ltd.	54,356	159,042
Phoenix Mills Ltd. (The)	15,070	281,041
PI Industries Ltd.	7,143	229,898
Pidilite Industries Ltd.	35,204	512,478
Polycab India Ltd.	4,632	397,831
Power Finance Corp. Ltd.	90,104	427,757
Power Grid Corp. of India Ltd.	308,293	1,038,178
Premier Energies Ltd. (a)	7,635	82,369
Prestige Estates Projects Ltd.	12,764	191,225
Procter & Gamble Hygiene & Health Care Ltd.	692	74,343
Punjab National Bank	166,563	192,956
Rail Vikas Nigam Ltd. (a)	41,748	131,772
REC Ltd.	81,731	306,875
Reliance Industries Ltd.	494,614	7,501,513
Samvardhana Motherson International Ltd.	337,644	434,255
SBI Cards & Payment Services Ltd.	21,063	143,702
SBI Life Insurance Co. Ltd. (a)	27,871	535,282
INVESTMENTS	SHARES	VALUE($)

India — continued
Schaeffler India Ltd.	2,981	130,440
Shree Cement Ltd.	1,200	306,827
Shriram Finance Ltd.	87,036	865,625
Siemens Energy India Ltd.	6,078	211,109
Siemens Ltd. *	6,456	260,199
Solar Industries India Ltd.	1,868	305,140
Sona Blw Precision Forgings Ltd. (a)	28,716	185,101
SRF Ltd.	8,808	235,166
State Bank of India	114,635	1,296,637
Steel Authority of India Ltd.	98,119	192,151
Sun Pharmaceutical Industries Ltd.	78,062	1,495,340
Sundaram Finance Ltd.	7,547	361,759
Supreme Industries Ltd.	4,521	173,718
Suzlon Energy Ltd. *	874,695	515,649
Swiggy Ltd. *	39,950	114,637
Talwandi Sabo Power Ltd. ‡ *	116,022	147,940
Tata Communications Ltd.	8,758	146,444
Tata Consultancy Services Ltd.	68,409	1,795,210
Tata Consumer Products Ltd.	45,725	551,415
Tata Elxsi Ltd.	2,456	107,554
Tata Motors Ltd. *	143,867	628,598
Tata Motors Passenger Vehicles Ltd.	143,735	519,708
Tata Power Co. Ltd. (The)	118,750	558,835
Tata Steel Ltd.	589,410	1,318,014
Tech Mahindra Ltd.	43,380	678,096
Thermax Ltd.	2,587	111,140
Titan Co. Ltd.	27,581	1,280,438
Torrent Pharmaceuticals Ltd.	7,124	314,124
Torrent Power Ltd.	13,594	250,158
Trent Ltd.	12,578	552,207
Tube Investments of India Ltd.	9,157	285,137
TVS Motor Co. Ltd.	16,117	596,843
UltraTech Cement Ltd.	8,550	1,049,074
Union Bank of India Ltd.	112,501	197,871
United Breweries Ltd.	5,472	84,381
United Spirits Ltd.	21,374	299,437
UNO Minda Ltd.	16,119	189,743
UPL Ltd.	40,984	278,841
Varun Beverages Ltd.	97,405	530,565
Vedanta Aluminium Metal Ltd. ‡ *	116,022	147,940
Vedanta Iron and Steel Ltd. ‡ *	116,022	147,940
Vedanta Ltd.	116,022	333,190
Vishal Mega Mart Ltd. *	76,979	99,710
Vodafone Idea Ltd. *	2,229,055	241,236
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Voltas Ltd.	17,571	266,078
WAAREE Energies Ltd.	2,409	79,611
Wipro Ltd.	206,597	440,210
Yes Bank Ltd. *	1,513,687	319,874
Zydus Lifesciences Ltd.	17,273	163,266
		109,491,067
Indonesia — 0.9%
Alamtri Resources Indonesia Tbk. PT	1,117,200	162,643
Amman Mineral Internasional PT *	554,700	163,430
Aneka Tambang Tbk.	627,600	136,198
Astra International Tbk. PT	1,246,400	431,802
Bank Central Asia Tbk. PT	3,775,700	1,280,114
Bank Mandiri Persero Tbk. PT	2,510,000	638,673
Bank Negara Indonesia Persero Tbk. PT	1,018,400	219,423
Bank Permata Tbk. PT	278,500	48,267
Bank Rakyat Indonesia Persero Tbk. PT	4,404,900	762,024
Barito Pacific Tbk. PT *	1,897,079	201,106
Barito Renewables Energy Tbk. PT *	1,068,500	277,165
Bumi Resources Minerals Tbk. PT *	6,116,400	284,832
Chandra Asri Pacific Tbk. PT	669,100	204,866
Charoen Pokphand Indonesia Tbk. PT	538,600	124,771
Dian Swastatika Sentosa Tbk. PT *	2,682,500	250,274
GoTo Gojek Tokopedia Tbk. PT *	61,354,500	191,400
Impack Pratama Industri Tbk. PT *	717,300	91,993
Indofood CBP Sukses Makmur Tbk. PT	154,700	60,675
Indofood Sukses Makmur Tbk. PT	353,400	137,808
Kalbe Farma Tbk. PT	1,511,100	75,752
Merdeka Copper Gold Tbk. PT *	1,094,400	204,800
Multipolar Technology Tbk. PT	10,200	12,698
Pantai Indah Kapuk Dua Tbk. PT	124,800	60,922
Petrindo Jaya Kreasi Tbk. PT *	1,253,000	86,863
Sejahteraraya Anugrahjaya Tbk. PT *	234,200	203,623
Sumber Alfaria Trijaya Tbk. PT	1,361,500	104,194
Telkom Indonesia Persero Tbk. PT	3,238,900	529,829
United Tractors Tbk. PT	100,200	168,158
		7,114,303
Kuwait — 0.6%
Boubyan Bank KSCP	141,655	313,082
Commercial Bank of Kuwait KPSC	102,500	162,304
Gulf Bank KSCP	327,285	361,337
Kuwait Finance House KSCP	858,885	2,206,566
Mabanee Co. KPSC	59,182	193,424
INVESTMENTS	SHARES	VALUE($)

Kuwait — continued
Mobile Telecommunications Co. KSCP	182,770	338,793
National Bank of Kuwait SAKP	626,606	1,752,459
		5,327,965
Luxembourg — 0.0% ^
Reinet Investments SCA	9,083	313,530
Malaysia — 1.4%
AMMB Holdings Bhd.	207,600	321,476
Axiata Group Bhd.	325,300	192,485
CELCOMDIGI Bhd.	296,500	223,971
CIMB Group Holdings Bhd.	566,700	1,094,417
Gamuda Bhd.	374,200	417,559
Genting Bhd.	146,800	95,185
Hong Leong Bank Bhd.	50,900	285,291
IOI Corp. Bhd.	216,400	235,389
KLCCP Stapled Group, REIT	54,600	124,556
Kuala Lumpur Kepong Bhd.	41,100	219,600
Malayan Banking Bhd.	474,000	1,323,706
Maxis Bhd.	276,900	243,711
MISC Bhd.	151,900	320,132
MR DIY Group M Bhd. (a)	258,200	108,572
Nestle Malaysia Bhd.	4,800	131,013
Petronas Chemicals Group Bhd.	220,700	328,980
Petronas Dagangan Bhd.	28,700	145,831
Petronas Gas Bhd.	68,600	307,806
PPB Group Bhd.	56,100	162,727
Press Metal Aluminium Holdings Bhd.	283,800	616,692
Public Bank Bhd.	1,035,900	1,221,519
QL Resources Bhd.	286,600	274,224
RHB Bank Bhd.	288,300	590,901
SD Guthrie Bhd.	178,900	279,285
Sime Darby Bhd.	267,000	145,523
Sunway Bhd.	211,600	286,556
Telekom Malaysia Bhd.	181,100	341,507
Tenaga Nasional Bhd.	314,500	1,152,642
Westports Holdings Bhd.	76,100	109,221
YTL Corp. Bhd.	373,220	192,217
YTL Power International Bhd.	207,320	199,740
		11,692,434
Mexico — 1.7%
America Movil SAB de CV	1,187,920	1,580,402
Arca Continental SAB de CV	31,470	378,303
Cemex SAB de CV	988,913	1,214,877
Coca-Cola Femsa SAB de CV	35,748	362,115
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Fibra Uno Administracion SA de CV, REIT	221,874	380,660
Fomento Economico Mexicano SAB de CV	139,699	1,650,061
Gruma SAB de CV, Class B	12,285	213,575
Grupo Aeroportuario del Pacifico SAB de CV, Class B	26,127	658,002
Grupo Aeroportuario del Sureste SAB de CV, Class B	11,635	353,796
Grupo Bimbo SAB de CV (b)	93,795	318,834
Grupo Carso SAB de CV	40,376	308,174
Grupo Comercial Chedraui SA de CV	17,961	105,092
Grupo Financiero Banorte SAB de CV, Class O	191,410	2,085,967
Grupo Financiero Inbursa SAB de CV, Class O	171,596	422,396
Grupo Mexico SAB de CV	214,151	2,347,650
Industrias Penoles SAB de CV *	12,806	649,519
Kimberly-Clark de Mexico SAB de CV, Class A	103,414	233,545
Promotora y Operadora de Infraestructura SAB de CV	10,530	166,722
Wal-Mart de Mexico SAB de CV	337,538	1,067,191
		14,496,881
Peru — 0.2%
Credicorp Ltd.	4,434	1,437,370
Philippines — 0.3%
Ayala Corp.	18,090	137,599
Ayala Land, Inc.	478,800	117,607
Bank of the Philippine Islands	151,380	220,391
BDO Unibank, Inc.	153,889	287,766
Globe Telecom, Inc.	2,165	58,003
International Container Terminal Services, Inc.	55,480	640,761
Jollibee Foods Corp.	35,340	91,404
Manila Electric Co.	19,920	211,270
Metropolitan Bank & Trust Co.	151,450	165,061
PLDT, Inc.	7,015	143,114
SM Investments Corp.	33,020	325,500
SM Prime Holdings, Inc.	788,500	243,701
		2,642,177
Qatar — 0.6%
Al Rayan Bank	478,119	284,297
Commercial Bank PSQC (The)	254,277	300,649
Dukhan Bank	188,793	179,887
Industries Qatar QSC	184,919	606,916
Mesaieed Petrochemical Holding Co.	376,549	122,655
Nebras Energy	40,443	162,727
Ooredoo QPSC	83,736	315,074
Qatar Fuel QSC	56,768	223,424
INVESTMENTS	SHARES	VALUE($)

Qatar — continued
Qatar Gas Transport Co. Ltd.	249,709	293,533
Qatar International Islamic Bank QSC	86,549	268,846
Qatar Islamic Bank QPSC	127,368	777,291
Qatar National Bank QPSC	280,835	1,338,228
		4,873,527
Saudi Arabia — 2.6%
ACWA Power Co. *	9,909	445,607
Ades Holding Co.	30,716	161,386
Al Rajhi Bank	200,110	3,668,804
Alinma Bank	101,004	656,228
Almarai Co. JSC	34,230	378,616
Arab National Bank	70,663	406,819
Arabian Internet & Communications Services Co.	1,701	100,965
Bank Al-Jazira	49,875	156,423
Banque Saudi Fransi	82,884	427,473
Bupa Arabia for Cooperative Insurance Co.	5,718	278,892
Co. for Cooperative Insurance (The)	5,413	188,420
Dar Al Arkan Real Estate Development Co. *	37,834	179,081
Dr Sulaiman Al Habib Medical Services Group Co.	6,957	450,442
Elm Co.	1,839	287,986
Etihad Etisalat Co.	25,754	447,161
Jabal Omar Development Co. *	41,353	174,939
Jarir Marketing Co.	50,266	201,707
Makkah Construction & Development Co.	7,006	149,911
Mouwasat Medical Services Co.	7,396	134,369
Nahdi Medical Co.	4,653	130,609
Rabigh Refining & Petrochemical Co. *	28,434	112,432
Riyad Bank	136,638	755,963
SABIC Agri-Nutrients Co.	16,173	628,887
Sahara International Petrochemical Co.	28,557	122,424
Saudi Arabian Mining Co. *	87,325	1,531,388
Saudi Arabian Oil Co. (a)	395,065	2,930,282
Saudi Aramco Base Oil Co.	4,388	148,049
Saudi Awwal Bank	68,111	619,554
Saudi Basic Industries Corp.	61,432	1,003,958
Saudi Energy Co.	53,315	252,859
Saudi Industrial Investment Group	26,478	98,635
Saudi Investment Bank (The)	62,781	221,797
Saudi National Bank (The)	198,245	2,076,273
Saudi Research & Media Group *	2,310	47,426
Saudi Tadawul Group Holding Co.	3,819	135,098
Saudi Telecom Co.	118,304	1,375,048
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Umm Al Qura for Development & Construction Co. *	34,254	148,384
Yanbu National Petrochemical Co.	21,888	214,699
		21,448,994
South Africa — 2.6%
Absa Group Ltd.	56,374	790,426
Bid Corp. Ltd.	23,621	578,007
Bidvest Group Ltd.	22,307	313,471
Capitec Bank Holdings Ltd.	6,541	1,698,390
Clicks Group Ltd.	16,818	266,995
Discovery Ltd.	35,576	551,917
FirstRand Ltd.	381,613	2,023,344
Gold Fields Ltd.	60,819	2,576,430
Harmony Gold Mining Co. Ltd.	37,331	588,491
Impala Platinum Holdings Ltd.	59,665	836,327
Mr Price Group Ltd.	18,153	170,006
MTN Group Ltd.	115,150	1,444,776
Naspers Ltd., Class N	52,349	2,834,694
Nedbank Group Ltd.	29,495	470,930
Northam Platinum Holdings Ltd.	24,293	468,401
Old Mutual Ltd.	295,932	241,951
OUTsurance Group Ltd.	61,328	260,554
Pepkor Holdings Ltd. (a)	141,446	186,868
Remgro Ltd.	35,373	416,269
Sanlam Ltd.	123,399	635,555
Shoprite Holdings Ltd.	33,914	571,616
Sibanye Stillwater Ltd.	193,211	577,620
Standard Bank Group Ltd.	89,986	1,734,154
Valterra Platinum Ltd.	12,302	990,840
Vodacom Group Ltd.	37,940	321,855
		21,549,887
South Korea — 18.2%
Alteogen, Inc.	2,741	692,143
Amorepacific Corp.	2,157	197,760
Celltrion, Inc.	10,036	1,367,032
Coway Co. Ltd.	4,347	252,344
DB Insurance Co. Ltd.	3,108	353,670
Doosan Bobcat, Inc.	3,228	158,765
Doosan Co. Ltd.	557	614,949
Doosan Co. Ltd. (Preference)	171	75,974
Doosan Enerbility Co. Ltd. *	30,341	2,644,301
Ecopro BM Co. Ltd.	3,360	473,111
Ecopro Co. Ltd.	6,561	686,714
Hana Financial Group, Inc.	19,084	1,658,048
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Hanjin Kal Corp.	1,735	133,056
Hankook Tire & Technology Co. Ltd.	5,065	203,821
Hanmi Semiconductor Co. Ltd.	3,131	793,237
Hanwha Aerospace Co. Ltd.	2,375	2,268,996
Hanwha Ocean Co. Ltd. *	8,051	720,341
HD Hyundai Co. Ltd.	2,887	612,956
HD Hyundai Electric Co. Ltd.	1,541	1,325,135
HD Hyundai Heavy Industries Co. Ltd.	2,157	1,004,507
HD Hyundai Marine Solution Co. Ltd.	641	115,897
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,132	980,716
HLB, Inc. *	8,272	342,588
HMM Co. Ltd.	18,939	263,994
HYBE Co. Ltd.	1,530	274,151
Hyosung Heavy Industries Corp.	333	897,039
Hyundai Glovis Co. Ltd.	2,362	364,701
Hyundai Mobis Co. Ltd.	4,171	1,206,332
Hyundai Motor Co.	9,957	3,609,012
Hyundai Motor Co. (Preference)	1,957	329,917
Hyundai Motor Co. (Preference)	1,473	249,010
Hyundai Rotem Co. Ltd.	4,931	902,350
Industrial Bank of Korea	17,097	262,078
Kakao Corp.	20,948	674,380
KakaoBank Corp.	25,442	420,581
Kakaopay Corp. *	2,035	77,478
KB Financial Group, Inc.	24,406	2,672,584
Kia Corp.	16,662	1,718,548
Korea Aerospace Industries Ltd.	4,897	561,034
Korea Electric Power Corp.	17,479	523,704
Korea Investment Holdings Co. Ltd.	2,803	460,599
Korea Zinc Co. Ltd.	721	772,848
Korean Air Lines Co. Ltd.	12,567	210,341
Krafton, Inc.	2,173	390,697
KT&G Corp.	7,363	885,129
LG Chem Ltd.	3,136	849,364
LG CNS Co. Ltd.	2,310	102,633
LG Corp.	7,019	473,703
LG Display Co. Ltd. *	20,345	169,870
LG Electronics, Inc.	8,073	777,535
LG Energy Solution Ltd. *	2,907	912,605
LG Uplus Corp.	15,150	162,449
LS Electric Co. Ltd.	5,220	1,002,480
Meritz Financial Group, Inc. *	4,904	371,136
Mirae Asset Securities Co. Ltd.	13,339	592,492
Mirae Asset Securities Co. Ltd. (Preference)	8,914	118,555
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
NAVER Corp.	9,827	1,411,572
NH Investment & Securities Co. Ltd.	9,587	219,820
POSCO Future M Co. Ltd.	2,442	419,659
POSCO Holdings, Inc.	4,836	1,525,279
Posco International Corp.	3,369	198,297
Samsung Biologics Co. Ltd. * (a)	810	807,602
Samsung C&T Corp.	5,541	1,132,051
Samsung Electro-Mechanics Co. Ltd.	3,746	2,149,024
Samsung Electronics Co. Ltd.	334,802	50,417,059
Samsung Electronics Co. Ltd. (Preference)	55,086	5,945,648
Samsung Fire & Marine Insurance Co. Ltd.	2,034	632,197
Samsung Heavy Industries Co. Ltd. *	45,471	1,001,572
Samsung Life Insurance Co. Ltd.	6,766	1,150,757
Samsung SDI Co. Ltd. *	3,997	1,893,007
Samsung SDS Co. Ltd.	2,713	307,085
Samsung Securities Co. Ltd.	4,290	314,347
Shinhan Financial Group Co. Ltd.	30,312	2,058,450
SK Biopharmaceuticals Co. Ltd. *	1,992	136,020
SK hynix, Inc.	36,954	32,954,420
SK Innovation Co. Ltd. *	4,509	447,640
SK Square Co. Ltd. *	5,627	3,274,919
SK Telecom Co. Ltd.	7,102	460,225
SK, Inc.	2,474	720,170
S-Oil Corp.	2,911	264,935
Woori Financial Group, Inc.	43,944	1,002,106
Yuhan Corp.	3,906	243,660
		152,022,911
Taiwan — 23.9%
Accton Technology Corp.	35,000	2,563,281
Advantech Co. Ltd.	35,196	402,482
Alchip Technologies Ltd.	5,000	668,775
ASE Technology Holding Co. Ltd.	232,000	3,636,520
Asia Cement Corp.	180,000	199,597
Asia Vital Components Co. Ltd.	23,000	2,105,726
Asustek Computer, Inc.	49,000	907,873
Cathay Financial Holding Co. Ltd.	636,000	1,552,549
Chailease Holding Co. Ltd.	110,279	404,168
Chang Hwa Commercial Bank Ltd.	463,700	309,963
China Steel Corp.	863,000	512,420
Chroma ATE, Inc.	26,000	1,776,589
Chunghwa Telecom Co. Ltd.	210,000	901,679
Compal Electronics, Inc.	313,000	289,357
CTBC Financial Holding Co. Ltd.	1,297,000	2,145,268
Delta Electronics, Inc.	131,000	9,186,436
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
E Ink Holdings, Inc.	64,000	281,617
E.Sun Financial Holding Co. Ltd.	1,054,995	1,060,506
Elite Material Co. Ltd.	22,000	3,278,102
eMemory Technology, Inc.	5,000	633,214
Eva Airways Corp.	183,000	193,808
Evergreen Marine Corp. Taiwan Ltd.	76,000	486,185
Far Eastern New Century Corp.	258,000	210,612
Far EasTone Telecommunications Co. Ltd.	125,000	372,796
First Financial Holding Co. Ltd.	766,780	700,349
Formosa Chemicals & Fibre Corp.	294,000	489,270
Formosa Petrochemical Corp.	98,000	175,109
Formosa Plastics Corp.	351,000	573,156
Fortune Electric Co. Ltd.	18,570	528,808
Fubon Financial Holding Co. Ltd.	623,952	1,778,320
Gigabyte Technology Co. Ltd.	40,000	348,310
Global Unichip Corp.	6,000	829,575
Globalwafers Co. Ltd.	19,000	357,024
Hon Hai Precision Industry Co. Ltd.	824,000	5,821,576
Hotai Motor Co. Ltd.	32,520	490,953
Hua Nan Financial Holdings Co. Ltd.	693,977	701,982
International Games System Co. Ltd.	19,000	451,613
Inventec Corp.	227,000	332,562
Jentech Precision Industrial Co. Ltd.	6,000	1,044,576
KGI Financial Holding Co. Ltd.	1,081,370	737,006
King Slide Works Co. Ltd.	5,000	634,342
Largan Precision Co. Ltd.	6,000	481,787
Lite-On Technology Corp.	150,000	804,282
Lotes Co. Ltd.	6,000	505,012
MediaTek, Inc.	105,000	8,765,573
Mega Financial Holding Co. Ltd.	820,930	1,016,405
Nan Ya Plastics Corp.	375,000	1,076,394
Nanya Technology Corp. *	82,000	580,509
Novatek Microelectronics Corp.	42,000	545,533
Pegatron Corp.	144,000	376,739
PharmaEssentia Corp.	20,730	432,468
Phison Electronics Corp.	12,000	750,911
Powertech Technology, Inc.	50,000	327,921
President Chain Store Corp.	39,000	275,666
Quanta Computer, Inc.	194,000	1,934,350
Realtek Semiconductor Corp.	34,000	580,462
Shanghai Commercial & Savings Bank Ltd. (The)	299,000	368,507
SinoPac Financial Holdings Co. Ltd.	985,272	965,430
Taiwan Business Bank	524,070	271,324
Taiwan Cooperative Financial Holding Co. Ltd.	773,336	561,063
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Taiwan Mobile Co. Ltd.	93,000	327,274
Taiwan Semiconductor Manufacturing Co. Ltd.	1,649,000	114,476,661
Teco Electric and Machinery Co. Ltd.	112,000	225,408
Tripod Technology Corp.	35,000	504,253
TS Financial Holding Co. Ltd.	1,629,060	1,228,826
Unimicron Technology Corp.	88,000	2,499,494
Uni-President Enterprises Corp.	335,000	733,773
United Microelectronics Corp.	824,000	2,069,770
Vanguard International Semiconductor Corp.	75,000	348,543
Walsin Lihwa Corp.	243,000	232,918
Wan Hai Lines Ltd.	100,000	235,446
Wistron Corp.	212,000	933,678
Wiwynn Corp.	8,000	1,201,124
WT Microelectronics Co. Ltd.	58,000	376,850
Yageo Corp.	129,380	1,319,119
Yang Ming Marine Transport Corp.	128,000	199,427
Yuanta Financial Holding Co. Ltd.	864,359	1,432,039
Zhen Ding Technology Holding Ltd.	49,000	661,121
		199,700,114
Thailand — 1.1%
Advanced Info Service PCL, NVDR	82,100	857,487
Airports of Thailand PCL, NVDR	292,500	462,337
Bangkok Bank PCL, NVDR	40,400	201,570
Bangkok Dusit Medical Services PCL, NVDR	336,800	189,147
Bumrungrad Hospital PCL, NVDR	30,700	170,113
Central Pattana PCL, NVDR	91,600	175,151
Central Retail Corp. PCL, NVDR	239,400	134,990
Charoen Pokphand Foods PCL, NVDR	219,600	130,019
CP ALL PCL, NVDR	300,400	401,708
CP Axtra PCL, NVDR	119,785	54,221
Delta Electronics Thailand PCL, NVDR	307,300	3,010,326
Gulf Development PCL, NVDR	498,192	882,973
Indorama Ventures PCL, NVDR	137,800	109,128
Kasikornbank PCL, NVDR	79,200	471,349
Krung Thai Bank PCL, NVDR	236,700	239,623
Minor International PCL, NVDR	196,400	125,002
PTT Exploration & Production PCL, NVDR	98,000	465,290
PTT Oil & Retail Business PCL, NVDR	225,100	85,254
PTT PCL, NVDR	583,100	630,548
SCB X PCL, NVDR	57,500	231,288
Siam Cement PCL (The), NVDR	21,000	155,171
TMBThanachart Bank PCL, NVDR	2,966,300	205,970
		9,388,665
INVESTMENTS	SHARES	VALUE($)

Turkey — 0.5%
Akbank TAS	210,126	340,310
Aselsan Elektronik Sanayi ve Ticaret A/S	80,305	747,783
BIM Birlesik Magazalar A/S	29,869	490,703
Coca-Cola Icecek A/S	56,724	94,154
Enka Insaat ve Sanayi A/S	47,935	111,138
Eregli Demir ve Celik Fabrikalari TAS	237,206	184,493
Ford Otomotiv Sanayi A/S	54,251	117,664
Haci Omer Sabanci Holding A/S	101,800	215,440
Kiler Holding A/S *	23,293	52,736
KOC Holding A/S	50,527	226,236
Petrokent Turizm A/S *	11,865	40,701
Sasa Polyester Sanayi A/S *	752,918	52,322
Turk Hava Yollari AO	47,946	326,441
Turkcell Iletisim Hizmetleri A/S	94,449	234,835
Turkiye Garanti Bankasi A/S	40,135	118,830
Turkiye Is Bankasi A/S, Class C	586,353	186,151
Turkiye Petrol Rafinerileri A/S	65,905	396,207
Turkiye Vakiflar Bankasi TAO, Class D *	100,873	70,680
Yapi ve Kredi Bankasi A/S *	237,207	194,463
		4,201,287
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	208,550	783,532
Abu Dhabi Islamic Bank PJSC	101,008	603,160
Abu Dhabi National Oil Co. for Distribution PJSC	195,687	195,522
ADNOC Drilling Co. PJSC	188,757	290,862
ADNOC Logistics & Services	95,681	152,908
Aldar Properties PJSC	259,758	546,298
Alpha Dhabi Holding PJSC	113,680	233,048
Dubai Electricity & Water Authority PJSC	612,585	441,956
Dubai Islamic Bank PJSC	208,784	405,847
Emaar Development PJSC	59,343	235,556
Emaar Properties PJSC	424,135	1,365,715
Emirates Integrated Telecommunications Co. PJSC	65,541	192,353
Emirates NBD Bank PJSC	167,246	1,320,447
Emirates Telecommunications Group Co. PJSC	236,779	1,199,012
First Abu Dhabi Bank PJSC	300,605	1,437,103
International Holding Co. PJSC *	49,212	5,236,771
Modon Holding PSC *	237,452	189,656
Pure Health Holding PJSC	230,401	133,608
Salik Co. PJSC	134,275	204,715
Two Point Zero Group PJSC *	251,209	140,044
		15,308,113
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 0.1%
BeOne Medicines Ltd., Class H *	52,100	1,182,627
Total Common Stocks (Cost $524,290,317)		825,662,930
Short-Term Investments — 1.4%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d) (Cost $9,817,427)	9,817,427	9,817,427
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $1,770,536)	1,770,536	1,770,536
Total Short-Term Investments (Cost $11,587,963)		11,587,963
Total Investments — 100.3% (Cost $535,878,280)		837,250,893
Liabilities in Excess of Other Assets — (0.3)%		(2,683,805)
NET ASSETS — 100.0%		834,567,088

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $1,719,759.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	21.0%
Banks	14.1
Technology Hardware, Storage & Peripherals	8.6
Electronic Equipment, Instruments & Components	4.6
Metals & Mining	4.0
Oil, Gas & Consumable Fuels	3.9
Broadline Retail	3.9
Interactive Media & Services	3.8
Automobiles	2.5
Insurance	2.3
Industrial Conglomerates	1.9
Electrical Equipment	1.9
Chemicals	1.6
Wireless Telecommunication Services	1.5
Hotels, Restaurants & Leisure	1.3
Machinery	1.3
IT Services	1.1
Capital Markets	1.1
Electric Utilities	1.0
Pharmaceuticals	1.0
Others (each less than 1.0%)	16.2
Short-Term Investments	1.4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	108	06/19/2026	USD	8,650,260	626,992

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 1.3%
Glencore plc	6,365,885	49,474,628
Rio Tinto plc	710,142	71,537,276
		121,011,904
Austria — 0.6%
ANDRITZ AG	43,115	3,663,511
BAWAG Group AG (a)	50,349	8,622,310
Erste Group Bank AG	198,616	21,946,294
OMV AG	94,789	6,691,171
Raiffeisen Bank International AG	97,564	5,321,692
Telekom Austria AG	57,816	656,844
Verbund AG	45,594	3,440,217
		50,342,039
Belgium — 1.4%
Ackermans & van Haaren NV	14,545	4,797,129
Ageas SA	112,971	8,852,939
Anheuser-Busch InBev SA (b)	645,747	48,793,702
D'ieteren Group (b)	13,475	2,784,493
Elia Group SA/NV * (b)	28,405	4,710,707
Groupe Bruxelles Lambert NV	53,681	5,014,674
KBC Group NV	166,300	22,134,206
Lotus Bakeries NV	268	3,226,295
Sofina SA	10,051	2,573,538
Syensqo SA (b)	47,177	3,129,685
UCB SA *	79,939	21,766,699
Warehouses De Pauw CVA, REIT	118,124	3,104,798
		130,888,865
Brazil — 0.1%
Yara International ASA	108,005	6,287,721
Chile — 0.1%
Antofagasta plc	229,971	11,153,073
China — 0.4%
Prosus NV (b)	741,062	35,877,043
Czech Republic — 0.0% ^
CSG NV * (b)	101,017	2,187,776
Denmark — 2.4%
Carlsberg A/S, Class B (b)	61,376	8,311,158
Coloplast A/S, Class B (b)	95,728	5,913,469
Danske Bank A/S	425,456	21,872,057
DSV A/S	128,545	31,614,332
Genmab A/S * (b)	41,361	10,951,427
Novo Nordisk A/S, Class B (b)	2,110,951	89,791,334
Novonesis Novozymes B	229,772	14,118,518
INVESTMENTS	SHARES	VALUE($)

Denmark — continued
Orsted A/S * (a) (b)	305,562	8,171,801
Pandora A/S	51,934	3,952,125
Tryg A/S	205,188	4,930,381
Vestas Wind Systems A/S	654,269	20,118,382
		219,744,984
Finland — 2.1%
Elisa OYJ	95,400	4,633,383
Fortum OYJ (b)	290,403	7,316,146
Kesko OYJ, Class A	57,876	1,382,297
Kesko OYJ, Class B	179,444	4,414,269
Kone OYJ, Class B	235,654	14,990,382
Metso OYJ (b)	466,792	8,063,518
Neste OYJ	284,368	9,822,857
Nokia OYJ	3,355,514	42,637,063
Nordea Bank Abp	2,155,669	40,412,522
Orion OYJ, Class A	17,979	1,436,982
Orion OYJ, Class B	70,982	5,734,519
Sampo OYJ, Class A	1,651,350	17,159,574
Stora Enso OYJ, Class R	392,334	4,368,471
UPM-Kymmene OYJ (b)	350,453	10,500,570
Wartsila OYJ Abp	321,778	13,513,778
		186,386,331
France — 12.6%
Aeroports de Paris SA (b)	23,797	2,889,520
Air Liquide SA	384,093	82,633,926
Airbus SE (b)	389,193	80,235,826
Amundi SA (a) (b)	41,354	3,997,127
AXA SA	1,111,520	53,581,149
BioMerieux	29,910	2,523,956
BNP Paribas SA	669,698	70,332,700
Bollore SE (b)	461,595	2,914,763
Bouygues SA (b)	123,679	7,314,347
Bureau Veritas SA (b)	207,386	6,355,005
Capgemini SE	112,833	13,722,349
Cie de Saint-Gobain SA	301,233	27,598,930
Cie Generale des Etablissements Michelin SCA (b)	437,776	15,858,895
Credit Agricole SA	750,201	14,653,014
Danone SA	426,575	33,421,320
Dassault Aviation SA	11,957	4,181,338
Dassault Systemes SE (b)	442,181	9,963,938
Engie SA (b)	1,236,307	40,751,857
EssilorLuxottica SA (b)	194,858	41,245,513
Hermes International SCA	22,551	43,142,357
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Kering SA	46,761	12,864,584
Legrand SA	173,469	31,079,335
L'Oreal SA	160,660	69,194,530
LVMH Moet Hennessy Louis Vuitton SE	170,113	90,875,977
Orange SA	1,216,107	25,322,208
Pernod Ricard SA	130,839	9,726,819
Publicis Groupe SA	150,998	14,108,857
Safran SA	228,910	73,505,935
Sartorius Stedim Biotech	17,070	3,154,736
Societe Generale SA	449,965	36,222,209
Thales SA	63,805	17,529,621
TotalEnergies SE	1,302,830	121,128,755
Veolia Environnement SA	422,321	17,859,619
Vinci SA	329,349	49,804,941
		1,129,695,956
Germany — 13.4%
adidas AG	118,661	20,535,200
Allianz SE (Registered)	252,703	115,417,677
BASF SE	593,159	38,043,199
Bayer AG (Registered)	609,161	27,313,397
Bayerische Motoren Werke AG	189,957	17,383,581
Bayerische Motoren Werke AG (Preference)	37,102	3,385,569
Beiersdorf AG	63,937	5,300,359
BioNTech SE, ADR *	65,915	6,818,907
Commerzbank AG	579,224	23,941,584
Continental AG *	71,778	5,430,948
Daimler Truck Holding AG	291,426	14,698,925
Deutsche Bank AG (Registered)	1,268,476	39,410,328
Deutsche Boerse AG	122,111	37,463,397
Deutsche Post AG	619,209	36,665,998
Deutsche Telekom AG (Registered)	2,211,341	71,427,743
Dr Ing hc F Porsche AG (Preference) (a) (b)	73,258	3,557,479
E.ON SE	1,471,131	32,615,340
Fresenius SE & Co. KGaA	273,254	13,233,585
Hannover Rueck SE	39,913	12,059,836
Heidelberg Materials AG	85,024	18,759,973
Henkel AG & Co. KGaA	64,020	4,411,996
Henkel AG & Co. KGaA (Preference)	108,209	7,874,159
Infineon Technologies AG	840,462	56,525,532
Mercedes-Benz Group AG	439,864	25,639,733
Merck KGaA	85,893	11,122,043
MTU Aero Engines AG	33,509	11,492,129
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	86,134	51,522,961
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Rheinmetall AG	30,412	48,501,386
RWE AG	438,633	31,938,000
SAP SE	682,987	114,668,867
Sartorius AG (Preference)	16,655	4,254,962
Siemens AG (Registered)	486,922	144,694,311
Siemens Energy AG	509,900	108,059,002
Siemens Healthineers AG (a) (b)	179,288	7,351,560
Talanx AG	39,986	5,211,790
Volkswagen AG (Preference)	137,041	13,897,093
Vonovia SE	563,630	15,186,001
		1,205,814,550
Hong Kong — 0.3%
Prudential plc	1,690,168	25,470,069
Ireland — 0.2%
Kerry Group plc, Class A	97,517	8,264,401
Kingspan Group plc	103,068	9,536,234
		17,800,635
Italy — 5.3%
A2A SpA	1,032,716	2,940,900
Banca Mediolanum SpA	137,907	3,022,701
Banca Monte dei Paschi di Siena SpA (b)	1,358,984	14,486,387
Banco BPM SpA	872,040	12,706,534
BPER Banca SpA	1,297,636	19,155,420
Coca-Cola HBC AG	134,013	7,816,838
Davide Campari-Milano NV (b)	378,365	2,807,305
Enel SpA	5,093,381	59,468,764
Eni SpA (b)	1,335,659	37,767,647
Ferrari NV (b)	83,552	28,913,262
FinecoBank Banca Fineco SpA	405,757	10,073,171
Generali (b)	582,184	26,088,824
Infrastrutture Wireless Italiane SpA (a) (b)	209,878	1,779,686
Intesa Sanpaolo SpA (b)	10,191,231	69,241,592
Leonardo SpA	266,110	16,617,445
Mediobanca Banca di Credito Finanziario SpA (b)	74,856	1,746,808
Moncler SpA (b)	142,367	8,594,930
Poste Italiane SpA (a) (b)	304,769	8,089,773
Prysmian SpA	189,070	28,759,290
Recordati Industria Chimica e Farmaceutica SpA	64,594	3,771,497
Snam SpA	1,426,047	11,244,987
Telecom Italia SpA * (b)	8,246,122	6,507,681
Telecom Italia SpA *	4,005,992	3,698,907
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Terna - Rete Elettrica Nazionale (b)	934,443	11,239,734
UniCredit SpA	994,588	76,864,134
		473,404,217
Luxembourg — 0.3%
ArcelorMittal SA	279,871	16,247,978
CVC Capital Partners plc (a)	516,412	7,859,742
		24,107,720
Mexico — 0.1%
Fresnillo plc	122,433	5,406,248
Netherlands — 7.1%
Adyen NV * (a) (b)	19,355	21,841,267
Argenx SE *	40,918	32,089,038
ASM International NV	29,273	28,637,091
ASML Holding NV	257,958	372,890,227
EXOR NV	57,048	4,475,041
HAL Trust	23,779	4,761,317
Heineken Holding NV (b)	86,853	6,171,862
Heineken NV	186,856	14,546,710
ING Groep NV	1,934,593	55,989,816
Koninklijke Ahold Delhaize NV	577,615	27,130,272
Koninklijke KPN NV	2,580,188	13,797,682
Koninklijke Philips NV	526,440	13,886,328
NN Group NV	177,729	15,557,299
Universal Music Group NV	629,146	13,191,687
Wolters Kluwer NV	152,681	11,916,061
		636,881,698
Norway — 1.1%
Aker BP ASA	203,901	7,970,963
DNB Bank ASA	486,310	14,727,096
Equinor ASA	520,985	21,202,657
Gjensidige Forsikring ASA	125,263	3,518,772
Kongsberg Gruppen ASA	290,507	9,720,463
Mowi ASA	294,521	6,534,613
Norsk Hydro ASA	851,793	9,400,826
Orkla ASA	447,522	5,519,747
Salmar ASA	48,049	2,899,111
Storebrand ASA	274,874	5,313,579
Telenor ASA	413,286	6,802,823
Var Energi ASA	540,860	2,748,348
Vend Marketplaces ASA, Class B	132,216	3,636,236
		99,995,234
INVESTMENTS	SHARES	VALUE($)

Poland — 0.8%
Allegro.eu SA * (a)	415,094	3,418,274
Bank Polska Kasa Opieki SA	139,547	8,735,429
Dino Polska SA * (a)	317,962	2,812,255
Erste Bank Polska SA	25,671	4,374,526
ING Bank Slaski SA	21,612	2,347,482
KGHM Polska Miedz SA *	90,650	7,614,598
LPP SA	848	5,127,361
ORLEN SA	386,545	14,206,524
Powszechna Kasa Oszczednosci Bank Polski SA	569,883	14,928,435
Powszechny Zaklad Ubezpieczen SA	377,617	6,643,369
		70,208,253
Portugal — 0.2%
EDP SA	1,846,701	10,072,431
Galp Energia SGPS SA	275,667	6,447,841
Jeronimo Martins SGPS SA	182,930	4,392,676
		20,912,948
Russia — 0.0%
Evraz plc ‡ *	453,755	—
Singapore — 0.3%
STMicroelectronics NV (b)	428,409	23,338,011
South Africa — 0.4%
Anglo American plc	709,607	35,114,887
Spain — 5.4%
ACS Actividades de Construccion y Servicios SA	145,864	21,024,080
Aena SME SA (a)	488,471	13,341,424
Amadeus IT Group SA	289,475	16,703,384
Banco Bilbao Vizcaya Argentaria SA	3,769,731	83,244,737
Banco Santander SA (b)	9,715,788	118,555,250
CaixaBank SA	2,340,402	29,789,466
Cellnex Telecom SA (a)	380,540	12,809,975
EDP Renovaveis SA *	169,313	2,831,047
Endesa SA	206,279	9,245,774
Iberdrola SA	4,065,660	95,316,265
Industria de Diseno Textil SA (b)	736,530	44,081,829
Naturgy Energy Group SA	96,660	3,038,057
Repsol SA	733,883	19,712,958
Telefonica SA (b)	2,994,528	13,512,867
		483,207,113
Sweden — 5.5%
Alfa Laval AB (b)	180,747	10,877,220
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Assa Abloy AB, Class B (b)	699,976	26,940,480
Atlas Copco AB, Class A (b)	1,681,819	32,320,599
Atlas Copco AB, Class B	1,037,338	17,687,777
Axfood AB	71,280	2,176,365
Beijer Ref AB (b)	249,347	3,532,662
Boliden AB	188,799	9,924,291
Epiroc AB, Class A	413,677	11,942,611
Epiroc AB, Class B	259,171	6,457,962
EQT AB (b)	465,668	15,195,007
Essity AB, Class A	14,149	374,691
Essity AB, Class B	397,733	10,532,693
Evolution AB (a) (b)	120,800	8,513,467
Fastighets AB Balder, Class B * (b)	464,808	2,780,559
H & M Hennes & Mauritz AB, Class B (b)	328,932	5,903,573
Hexagon AB, Class B (b)	1,401,089	15,306,825
Holmen AB, Class B (b)	52,748	1,814,494
Industrivarden AB, Class A (b)	68,558	3,642,197
Industrivarden AB, Class C (b)	113,088	5,950,206
Indutrade AB	177,719	3,839,412
Investment AB Latour, Class B (b)	96,341	2,211,678
Investor AB, Class A	377,834	15,122,644
Investor AB, Class B (b)	1,206,821	48,979,532
L E Lundbergforetagen AB, Class B (b)	49,700	2,880,837
Lifco AB, Class B (b)	150,133	4,723,970
Nibe Industrier AB, Class B (b)	1,090,123	4,955,539
Nordnet AB publ (b)	105,782	3,486,676
Saab AB, Class B	245,276	14,889,039
Sagax AB, Class B (b)	142,563	2,837,134
Sagax AB, Class D	73,171	274,607
Sandvik AB (b)	646,911	27,213,697
Securitas AB, Class B (b)	350,876	5,888,740
Skandinaviska Enskilda Banken AB, Class A	891,747	17,649,618
Skandinaviska Enskilda Banken AB, Class C	13,387	270,806
Skanska AB, Class B	217,332	5,869,557
SKF AB, Class A	8,844	222,810
SKF AB, Class B (b)	238,930	6,015,957
SSAB AB, Class A	142,604	1,283,465
SSAB AB, Class B (b)	387,881	3,531,577
Svenska Cellulosa AB SCA, Class B (b)	321,697	3,686,199
Svenska Handelsbanken AB, Class A	921,534	13,094,936
Svenska Handelsbanken AB, Class B (b)	23,427	565,732
Swedbank AB, Class A	656,327	23,200,651
Swedish Orphan Biovitrum AB *	107,966	5,065,022
Tele2 AB, Class B	367,439	7,539,608
INVESTMENTS	SHARES	VALUE($)

Sweden — continued
Telefonaktiebolaget LM Ericsson, Class A	36,566	430,107
Telefonaktiebolaget LM Ericsson, Class B	1,718,036	20,494,449
Telia Co. AB	1,539,192	8,045,426
Trelleborg AB, Class B	133,371	5,476,085
Volvo AB, Class A	125,982	4,393,192
Volvo AB, Class B	1,021,892	35,619,847
		491,632,228
Switzerland — 8.6%
ABB Ltd. (Registered)	1,043,661	105,555,606
Chocoladefabriken Lindt & Spruengli AG	648	7,940,872
Chocoladefabriken Lindt & Spruengli AG (Registered)	70	9,039,483
Cie Financiere Richemont SA (Registered)	354,612	68,056,214
DSM-Firmenich AG	156,967	11,723,686
EMS-Chemie Holding AG (Registered)	4,523	3,855,514
Galderma Group AG	88,955	18,662,175
Geberit AG (Registered) (b)	21,890	14,792,413
Givaudan SA (Registered) (b)	5,390	19,221,061
Julius Baer Group Ltd. (b)	131,170	10,781,767
Kuehne + Nagel International AG (Registered) (b)	31,216	7,331,605
Lonza Group AG (Registered)	46,673	28,695,560
Nestle SA (Registered)	1,707,148	172,831,056
Partners Group Holding AG (b)	14,323	15,572,011
Sandoz Group AG	274,693	22,034,071
Schindler Holding AG	27,060	9,460,679
Schindler Holding AG (Registered)	13,752	4,604,736
SGS SA (Registered)	101,392	10,985,832
Sika AG (Registered)	106,546	19,654,140
Sonova Holding AG (Registered)	32,415	7,105,634
Straumann Holding AG (Registered) (b)	71,486	7,758,289
Swiss Life Holding AG (Registered) (b)	18,884	22,171,759
Swisscom AG (Registered)	16,869	14,268,278
UBS Group AG (Registered)	2,052,648	90,833,371
Zurich Insurance Group AG	94,372	65,798,074
		768,733,886
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	1
United Kingdom — 17.6%
3i Group plc	639,268	22,232,308
Admiral Group plc	153,257	7,044,632
Associated British Foods plc	198,180	4,934,982
AstraZeneca plc	1,030,053	195,424,090
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Autotrader Group plc (a)	583,539	3,925,424
Aviva plc	2,015,041	17,090,094
BAE Systems plc	1,946,638	54,142,934
Barclays plc	9,240,258	54,313,481
Barratt Redrow plc	855,805	2,914,661
British American Tobacco plc	1,442,828	84,975,110
BT Group plc	4,122,757	12,120,236
Bunzl plc	207,778	6,849,619
Centrica plc	3,067,892	8,967,114
Coca-Cola Europacific Partners plc	140,317	13,269,779
Compass Group plc	1,135,697	32,091,410
Diageo plc	1,477,695	29,878,090
Entain plc	424,526	3,133,420
GSK plc	2,667,176	69,926,620
Halma plc	252,307	15,183,256
HSBC Holdings plc	11,426,021	210,236,799
ICG plc	192,944	4,756,983
Imperial Brands plc	523,748	19,898,586
Informa plc	805,071	8,704,517
International Consolidated Airlines Group SA	2,192,160	11,090,529
Intertek Group plc	105,985	6,827,354
J Sainsbury plc	1,138,714	5,094,773
Kingfisher plc	1,135,014	4,463,222
Legal & General Group plc	3,734,338	12,815,231
Lloyds Banking Group plc	39,225,264	53,319,021
London Stock Exchange Group plc	302,934	39,307,747
M&G plc	1,484,546	6,101,416
Melrose Industries plc	789,642	5,181,847
National Grid plc	3,297,133	59,020,603
NatWest Group plc	5,117,450	40,816,152
Next plc	77,400	13,660,212
Pearson plc	439,692	6,488,522
Reckitt Benckiser Group plc	430,312	27,380,162
RELX plc	1,204,258	43,914,901
Rentokil Initial plc	1,577,537	10,635,378
Rightmove plc	515,262	3,038,753
Rolls-Royce Holdings plc	5,508,459	88,639,699
Sage Group plc (The)	645,540	7,699,126
Schroders plc	569,862	4,487,085
Segro plc, REIT	822,988	7,795,332
Severn Trent plc	175,511	7,802,130
Smith & Nephew plc	579,868	8,972,774
Smiths Group plc	209,237	7,224,048
Spirax Group plc	47,553	4,641,032
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
SSE plc	727,243	26,038,488
Standard Chartered plc	1,209,317	30,795,051
Standard Life plc	497,871	5,122,143
Tesco plc	4,223,771	27,705,806
Unilever plc	1,448,374	84,462,131
United Utilities Group plc	453,174	8,987,435
Vodafone Group plc	12,899,723	20,525,353
Weir Group plc (The)	172,362	6,247,322
Wise plc, Class A *	453,646	6,487,742
		1,584,802,665
United States — 11.5%
Alcon AG (b)	326,844	24,399,671
Amrize Ltd. *	352,868	19,377,952
AP Moller - Maersk A/S, Class A (b)	1,775	4,164,893
AP Moller - Maersk A/S, Class B (b)	2,062	4,885,274
BP plc	10,183,722	80,612,661
Buzzi SpA	52,454	2,872,054
Experian plc	610,581	22,340,580
Ferrovial SE	301,225	20,685,582
Haleon plc	5,918,727	27,331,921
Holcim AG	327,620	30,444,557
InterContinental Hotels Group plc	99,910	14,285,249
Novartis AG (Registered)	1,266,865	187,229,560
Roche Holding AG	458,630	186,891,726
Roche Holding AG	19,286	8,066,595
Sanofi SA	744,734	69,689,584
Schneider Electric SE	360,089	114,583,496
Shell plc	3,759,168	170,917,365
Stellantis NV *	1,321,614	9,697,981
Swiss Re AG	195,240	31,450,968
Tenaris SA	210,698	6,725,768
		1,036,653,437
Total Common Stocks (Cost $7,700,825,988)		8,897,059,492
Short-Term Investments — 4.1%
Investment of Cash Collateral from Securities Loaned — 4.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $369,903,614)	369,903,614	369,903,614
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	VALUE($)
Total Investments — 103.2% (Cost $8,070,729,602)	9,266,963,106
Liabilities in Excess of Other Assets — (3.2)%	(290,842,606)
NET ASSETS — 100.0%	8,976,120,500

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $357,374,096.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.5%
Pharmaceuticals	10.2
Insurance	5.5
Oil, Gas & Consumable Fuels	5.4
Semiconductors & Semiconductor Equipment	5.2
Aerospace & Defense	4.6
Electrical Equipment	4.4
Capital Markets	3.2
Food Products	2.8
Textiles, Apparel & Luxury Goods	2.7
Machinery	2.6
Electric Utilities	2.5
Metals & Mining	2.4
Chemicals	2.1
Diversified Telecommunication Services	2.1
Multi-Utilities	1.8
Personal Care Products	1.7
Industrial Conglomerates	1.7
Beverages	1.5
Financial Services	1.5
Software	1.4
Health Care Equipment & Supplies	1.3
Construction & Engineering	1.2
Tobacco	1.1
Automobiles	1.1
Professional Services	1.1
Others (each less than 1.0%)	11.4
Short-Term Investments	4.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	740	06/19/2026	EUR	50,772,569	1,889,473
FTSE 100 Index	185	06/19/2026	GBP	26,126,706	334,532
					2,224,005

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 7.7%
ANZ Group Holdings Ltd.	900,462	23,917,641
APA Group	391,643	2,925,657
Aristocrat Leisure Ltd.	187,601	6,454,505
ASX Ltd.	58,118	2,543,997
BHP Group Ltd.	1,450,532	57,411,101
BlueScope Steel Ltd.	131,551	2,859,784
Brambles Ltd.	412,135	6,714,696
Cochlear Ltd.	18,683	1,271,215
Coles Group Ltd.	401,822	6,404,237
Commonwealth Bank of Australia	502,736	63,322,956
Computershare Ltd.	166,316	3,653,827
CSL Ltd.	145,029	13,090,403
Evolution Mining Ltd.	600,568	5,309,710
Fortescue Ltd.	476,061	6,861,501
Glencore plc	2,875,790	22,350,174
Goodman Group, REIT	584,435	12,662,218
GPT Group (The), REIT	574,534	1,981,479
Insurance Australia Group Ltd.	716,918	3,898,673
Lottery Corp. Ltd. (The)	668,238	2,675,029
Macquarie Group Ltd.	109,084	18,739,782
Medibank Pvt Ltd.	826,827	2,811,487
Mirvac Group, REIT	1,184,655	1,463,577
National Australia Bank Ltd.	917,365	26,537,282
Northern Star Resources Ltd.	430,654	6,601,167
Orica Ltd.	146,319	2,231,733
Origin Energy Ltd.	517,216	4,522,592
Pro Medicus Ltd.	16,527	1,622,086
Qantas Airways Ltd.	222,609	1,361,119
QBE Insurance Group Ltd.	453,348	7,343,274
REA Group Ltd.	15,311	1,895,578
Rio Tinto Ltd.	111,449	13,651,344
Rio Tinto plc	320,807	32,317,000
Santos Ltd.	924,367	5,325,643
Scentre Group, REIT	1,558,293	4,187,430
SEEK Ltd.	96,640	970,128
SGH Ltd.	59,874	1,695,798
Sigma Healthcare Ltd.	1,670,484	3,377,207
Sonic Healthcare Ltd.	139,615	1,997,700
South32 Ltd.	1,359,807	4,029,854
Stockland, REIT	715,978	2,099,747
Suncorp Group Ltd.	324,582	4,039,223
Telstra Group Ltd.	1,196,334	4,594,549
TPG Telecom Ltd.	155,327	469,798
Transurban Group	927,179	9,396,738
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Vicinity Ltd., REIT	1,087,907	1,978,330
Washington H Soul Pattinson & Co. Ltd.	76,194	2,323,457
Wesfarmers Ltd.	340,692	18,098,365
Westpac Banking Corp.	1,025,146	28,680,164
WiseTech Global Ltd.	51,836	1,632,602
Woodside Energy Group Ltd.	570,057	13,628,723
Woolworths Group Ltd.	366,753	9,106,656
		485,038,936
Austria — 0.4%
ANDRITZ AG	19,354	1,644,523
BAWAG Group AG (a)	22,745	3,895,101
Erste Group Bank AG	89,725	9,914,263
OMV AG	42,821	3,022,741
Raiffeisen Bank International AG	44,075	2,404,100
Telekom Austria AG	25,953	294,850
Verbund AG	20,468	1,544,378
		22,719,956
Belgium — 0.9%
Ackermans & van Haaren NV	6,571	2,167,201
Ageas SA	51,035	3,999,343
Anheuser-Busch InBev SA	291,716	22,042,539
D'ieteren Group	6,055	1,251,214
Elia Group SA/NV *	12,832	2,128,069
Groupe Bruxelles Lambert NV	24,250	2,265,342
KBC Group NV	75,126	9,999,124
Lotus Bakeries NV	121	1,456,648
Sofina SA	4,504	1,153,240
Syensqo SA (b)	21,312	1,413,821
UCB SA *	36,112	9,832,986
Warehouses De Pauw CVA, REIT	53,026	1,393,747
		59,103,274
Brazil — 0.0% ^
Yara International ASA	48,792	2,840,521
Chile — 0.1%
Antofagasta plc	103,889	5,038,381
China — 0.4%
Budweiser Brewing Co. APAC Ltd. (a)	508,900	501,771
Prosus NV	334,775	16,207,466
Wharf Holdings Ltd. (The)	287,000	947,567
Wilmar International Ltd.	541,700	1,545,131
Wuxi Biologics Cayman, Inc. * (a)	1,050,000	4,486,384
		23,688,319
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Czech Republic — 0.0% ^
CSG NV *	45,387	982,969
Denmark — 1.6%
Carlsberg A/S, Class B	27,727	3,754,618
Coloplast A/S, Class B	43,245	2,671,402
Danske Bank A/S	192,200	9,880,715
DSV A/S	58,070	14,281,724
Genmab A/S *	18,685	4,947,352
Novo Nordisk A/S, Class B	953,623	40,563,273
Novonesis Novozymes B	103,799	6,378,010
Orsted A/S * (a)	138,038	3,691,621
Pandora A/S	23,461	1,785,359
Tryg A/S	92,694	2,227,307
Vestas Wind Systems A/S	295,566	9,088,478
		99,269,859
Finland — 1.3%
Elisa OYJ	43,097	2,093,133
Fortum OYJ	131,190	3,305,080
Kesko OYJ, Class A	25,980	620,501
Kesko OYJ, Class B (b)	81,064	1,994,150
Kone OYJ, Class B	106,457	6,771,925
Metso OYJ	210,873	3,642,689
Neste OYJ	128,464	4,437,502
Nokia OYJ	1,515,855	19,261,313
Nordea Bank Abp (b)	973,824	18,256,367
Orion OYJ, Class A	8,072	645,159
Orion OYJ, Class B	32,066	2,590,560
Sampo OYJ, Class A	745,998	7,751,844
Stora Enso OYJ, Class R	177,237	1,973,458
UPM-Kymmene OYJ	158,317	4,743,628
Wartsila OYJ Abp	145,363	6,104,840
		84,192,149
France — 8.1%
Aeroports de Paris SA (b)	10,750	1,305,305
Air Liquide SA	173,514	37,329,873
Airbus SE	175,818	36,246,547
Amundi SA (a)	18,682	1,805,734
AXA SA	502,130	24,205,325
BioMerieux	13,512	1,140,210
BNP Paribas SA	302,536	31,772,790
Bollore SE (b)	207,215	1,308,469
Bouygues SA (b)	55,872	3,304,257
Bureau Veritas SA	93,687	2,870,885
Capgemini SE	50,972	6,199,034
INVESTMENTS	SHARES	VALUE($)

France — continued
Cie de Saint-Gobain SA	136,082	12,467,816
Cie Generale des Etablissements Michelin SCA (b)	197,765	7,164,245
Credit Agricole SA	338,903	6,619,493
Danone SA	192,705	15,098,061
Dassault Aviation SA	5,401	1,888,718
Dassault Systemes SE	199,755	4,501,203
Engie SA	558,502	18,409,661
EssilorLuxottica SA (b)	88,027	18,632,639
Hermes International SCA	10,187	19,488,767
Kering SA	21,124	5,811,499
Legrand SA	78,364	14,039,979
L'Oreal SA	72,578	31,258,562
LVMH Moet Hennessy Louis Vuitton SE	76,849	41,053,464
Orange SA	549,376	11,439,300
Pernod Ricard SA	59,106	4,394,052
Publicis Groupe SA	68,213	6,373,644
Safran SA	103,410	33,206,276
Sartorius Stedim Biotech	7,664	1,416,397
Societe Generale SA	203,272	16,363,408
Thales SA	28,824	7,919,031
TotalEnergies SE	588,554	54,719,966
Veolia Environnement SA	190,784	8,068,104
Vinci SA	148,784	22,499,471
		510,322,185
Germany — 8.6%
adidas AG	53,605	9,276,758
Allianz SE (Registered)	114,158	52,139,670
BASF SE	267,960	17,186,042
Bayer AG (Registered)	275,189	12,338,850
Bayerische Motoren Werke AG	85,813	7,853,026
Bayerische Motoren Werke AG (Preference)	16,761	1,529,446
Beiersdorf AG	28,883	2,394,393
BioNTech SE, ADR *	29,777	3,080,431
Commerzbank AG	261,664	10,815,592
Continental AG *	32,426	2,453,453
Daimler Truck Holding AG	131,652	6,640,255
Deutsche Bank AG (Registered)	573,034	17,803,615
Deutsche Boerse AG	55,163	16,923,892
Deutsche Post AG	279,728	16,563,885
Deutsche Telekom AG (Registered)	998,974	32,267,505
Dr Ing hc F Porsche AG (Preference) (a) (b)	33,094	1,607,077
E.ON SE	664,584	14,733,992
Fresenius SE & Co. KGaA	123,442	5,978,248
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Hannover Rueck SE	18,031	5,448,122
Heidelberg Materials AG	38,410	8,474,908
Henkel AG & Co. KGaA	28,921	1,993,117
Henkel AG & Co. KGaA (Preference)	48,884	3,557,194
Infineon Technologies AG	379,679	25,535,429
Mercedes-Benz Group AG	198,709	11,582,775
Merck KGaA	38,802	5,024,362
MTU Aero Engines AG	15,138	5,191,675
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	38,911	23,275,477
Rheinmetall AG	13,738	21,909,511
RWE AG	198,153	14,428,031
SAP SE	308,540	51,801,765
Sartorius AG (Preference) (b)	7,524	1,922,206
Siemens AG (Registered)	219,967	65,365,651
Siemens Energy AG	230,348	48,815,797
Siemens Healthineers AG (a)	80,994	3,321,094
Talanx AG	18,064	2,354,468
Volkswagen AG (Preference)	61,908	6,277,984
Vonovia SE	254,620	6,860,280
		544,725,976
Hong Kong — 1.9%
AIA Group Ltd.	3,142,000	34,495,295
CK Asset Holdings Ltd.	563,000	3,546,481
CK Infrastructure Holdings Ltd.	183,000	1,540,601
CLP Holdings Ltd.	543,000	5,221,120
Henderson Land Development Co. Ltd.	400,000	1,581,083
HKT Trust & HKT Ltd.	1,067,000	1,730,835
Hong Kong & China Gas Co. Ltd.	3,277,100	3,034,013
Hong Kong Exchanges & Clearing Ltd.	358,200	19,078,717
Link, REIT	769,200	3,873,148
MTR Corp. Ltd.	474,000	2,025,482
Power Assets Holdings Ltd.	409,500	3,384,139
Prudential plc	763,534	11,506,113
Sino Land Co. Ltd.	1,130,000	1,812,035
Sun Hung Kai Properties Ltd.	510,000	8,928,613
Swire Pacific Ltd., Class A	101,500	1,104,014
Swire Pacific Ltd., Class B	217,500	368,493
Swire Properties Ltd.	309,600	988,190
Techtronic Industries Co. Ltd.	440,000	6,379,868
WH Group Ltd. (a)	2,341,924	2,846,488
Wharf Real Estate Investment Co. Ltd.	424,000	1,327,754
Zijin Gold International Co. Ltd. *	120,500	2,380,301
		117,152,783
INVESTMENTS	SHARES	VALUE($)

Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	59,100	4,028,983
Ireland — 0.1%
Kerry Group plc, Class A	44,053	3,733,417
Kingspan Group plc	46,561	4,307,997
		8,041,414
Israel — 0.8%
Azrieli Group Ltd.	10,275	1,638,863
Bank Hapoalim BM	395,898	10,621,958
Bank Leumi Le-Israel BM	449,937	11,390,000
Elbit Systems Ltd.	7,192	5,983,366
ICL Group Ltd.	215,426	1,153,535
Israel Discount Bank Ltd., Class A	371,385	4,131,606
Mizrahi Tefahot Bank Ltd.	42,040	3,305,745
Nice Ltd. *	19,013	1,943,460
Teva Pharmaceutical Industries Ltd. *	344,004	12,092,231
		52,260,764
Italy — 3.4%
A2A SpA	466,530	1,328,553
Banca Mediolanum SpA	62,299	1,365,495
Banca Monte dei Paschi di Siena SpA	613,922	6,544,236
Banco BPM SpA	393,945	5,740,190
BPER Banca SpA (b)	586,201	8,653,371
Coca-Cola HBC AG	60,540	3,531,235
Davide Campari-Milano NV (b)	170,927	1,268,204
Enel SpA	2,300,936	26,865,028
Eni SpA	603,384	17,061,536
Ferrari NV	37,745	13,061,699
FinecoBank Banca Fineco SpA	183,301	4,550,562
Generali (b)	263,002	11,785,643
Infrastrutture Wireless Italiane SpA (a) (b)	94,218	798,933
Intesa Sanpaolo SpA	4,603,892	31,279,912
Leonardo SpA	120,215	7,506,919
Mediobanca Banca di Credito Finanziario SpA (b)	33,542	782,722
Moncler SpA	64,314	3,882,742
Poste Italiane SpA (a) (b)	137,679	3,654,545
Prysmian SpA	85,412	12,991,953
Recordati Industria Chimica e Farmaceutica SpA	29,181	1,703,812
Snam SpA	644,217	5,079,925
Telecom Italia SpA * (b)	3,725,188	2,939,847
Telecom Italia SpA *	1,809,708	1,670,982
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Terna - Rete Elettrica Nazionale	422,135	5,077,554
UniCredit SpA	449,305	34,723,362
		213,848,960
Japan — 24.3%
Advantest Corp.	206,800	38,613,400
Aeon Co. Ltd.	793,300	7,651,515
AGC, Inc.	64,000	2,295,291
Aisin Corp.	162,100	2,570,488
Ajinomoto Co., Inc.	294,100	9,452,497
ANA Holdings, Inc.	46,300	769,423
Asahi Group Holdings Ltd.	451,200	4,442,348
Asahi Kasei Corp.	407,700	4,011,708
Asics Corp.	214,100	6,079,932
Astellas Pharma, Inc.	539,400	7,644,239
Bandai Namco Holdings, Inc.	195,500	4,487,762
Bridgestone Corp.	329,000	6,836,967
Canon, Inc.	263,800	6,786,667
Capcom Co. Ltd.	99,700	2,105,027
Central Japan Railway Co.	287,400	6,894,862
Chiba Bank Ltd. (The)	212,400	2,931,802
Chubu Electric Power Co., Inc.	227,000	3,904,145
Chugai Pharmaceutical Co. Ltd.	198,000	10,559,221
Concordia Financial Group Ltd.	342,700	3,253,116
Dai Nippon Printing Co. Ltd.	135,600	2,568,418
Daifuku Co. Ltd.	107,600	4,704,451
Daiichi Life Group, Inc.	1,105,100	10,117,950
Daiichi Sankyo Co. Ltd.	561,200	9,116,183
Daikin Industries Ltd.	87,900	12,419,848
Daito Trust Construction Co. Ltd.	94,000	2,114,344
Daiwa House Industry Co. Ltd.	185,700	5,665,886
Daiwa Securities Group, Inc.	420,700	3,959,993
Denso Corp.	544,200	6,502,132
Disco Corp.	27,400	13,036,440
East Japan Railway Co.	327,400	7,146,790
Eisai Co. Ltd.	81,300	2,433,508
ENEOS Holdings, Inc.	807,500	6,781,776
FANUC Corp.	280,200	12,377,304
Fast Retailing Co. Ltd.	55,200	25,985,143
Fuji Electric Co. Ltd.	41,000	3,445,837
FUJIFILM Holdings Corp.	361,300	6,649,236
Fujikura Ltd.	464,000	17,902,512
Fujitsu Ltd.	524,500	10,527,424
Hankyu Hanshin Holdings, Inc.	71,400	2,060,523
Hikari Tsushin, Inc.	3,800	922,777
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Hitachi Construction Machinery Co. Ltd.	27,000	945,089
Hitachi Ltd.	1,354,200	43,061,324
Honda Motor Co. Ltd.	1,168,700	9,483,348
Hoya Corp.	101,600	18,973,170
Hulic Co. Ltd.	170,900	1,927,492
Ibiden Co. Ltd.	80,200	6,859,518
Idemitsu Kosan Co. Ltd.	258,800	2,214,380
IHI Corp.	317,900	5,806,624
Inpex Corp.	265,900	6,932,061
Isuzu Motors Ltd.	171,000	2,356,126
ITOCHU Corp.	2,103,900	26,073,864
Japan Airlines Co. Ltd.	43,300	680,930
Japan Exchange Group, Inc.	312,500	3,722,415
Japan Post Bank Co. Ltd.	534,100	9,165,308
Japan Post Holdings Co. Ltd.	508,800	5,900,585
Japan Post Insurance Co. Ltd.	160,000	1,560,098
Japan Real Estate Investment Corp., REIT	2,136	1,634,862
Japan Tobacco, Inc.	332,500	12,387,200
JFE Holdings, Inc.	190,900	2,096,530
Kajima Corp.	136,700	5,342,793
Kansai Electric Power Co., Inc. (The)	309,400	4,956,638
Kao Corp.	135,800	5,060,568
Kawasaki Heavy Industries Ltd.	251,400	5,168,385
Kawasaki Kisen Kaisha Ltd.	110,900	1,815,217
KDDI Corp.	869,700	14,232,240
Keyence Corp.	56,200	25,777,025
Kikkoman Corp.	262,300	2,383,082
Kioxia Holdings Corp. *	43,700	10,573,594
Kirin Holdings Co. Ltd.	243,700	3,842,919
Komatsu Ltd.	270,500	11,582,269
Konami Group Corp.	27,200	3,265,993
Kubota Corp.	345,100	5,633,567
Kyocera Corp.	401,500	6,976,459
Kyowa Kirin Co. Ltd.	70,500	1,062,146
Lasertec Corp.	24,700	6,826,547
LY Corp.	829,900	2,182,825
M3, Inc.	133,800	1,288,823
Makita Corp.	74,400	2,762,695
Marubeni Corp.	498,000	19,382,707
MatsukiyoCocokara & Co.	114,400	1,670,457
MINEBEA MITSUMI, Inc.	112,200	2,243,222
Mitsubishi Chemical Group Corp.	427,000	2,503,263
Mitsubishi Corp.	1,106,600	35,440,686
Mitsubishi Electric Corp.	614,400	24,656,481
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Mitsubishi Estate Co. Ltd.	364,400	10,384,759
Mitsubishi HC Capital, Inc.	251,900	2,288,035
Mitsubishi Heavy Industries Ltd.	1,007,900	30,081,681
Mitsubishi UFJ Financial Group, Inc.	3,396,200	61,005,399
Mitsui & Co. Ltd.	770,300	28,921,636
Mitsui Fudosan Co. Ltd.	832,300	9,115,376
Mitsui OSK Lines Ltd.	100,000	3,777,416
Mizuho Financial Group, Inc.	738,900	31,774,706
MonotaRO Co. Ltd.	74,300	883,478
MS&AD Insurance Group Holdings, Inc.	419,400	10,784,489
Murata Manufacturing Co. Ltd.	542,700	17,998,240
NEC Corp.	381,300	10,142,585
Nexon Co. Ltd.	123,600	2,086,676
NIDEC Corp. *	303,500	4,675,044
Nintendo Co. Ltd.	349,500	17,097,153
Nippon Building Fund, Inc., REIT	2,467	2,065,879
Nippon Paint Holdings Co. Ltd.	291,200	1,836,607
Nippon Sanso Holdings Corp.	59,000	2,080,073
Nippon Steel Corp.	1,569,000	5,776,275
Nippon Yusen KK	122,700	4,409,679
Nissan Motor Co. Ltd. *	646,100	1,478,288
Niterra Co. Ltd.	59,600	3,221,709
Nitori Holdings Co. Ltd.	121,000	1,749,269
Nitto Denko Corp.	192,700	3,665,206
Nomura Holdings, Inc.	881,200	7,058,264
Nomura Research Institute Ltd.	126,100	3,403,409
NTT, Inc.	8,083,800	7,874,118
Obayashi Corp.	201,400	4,735,051
Obic Co. Ltd.	97,700	2,596,198
Olympus Corp.	338,600	3,330,306
Oracle Corp.	9,900	546,617
Oriental Land Co. Ltd.	336,400	4,680,328
ORIX Corp.	334,300	11,251,365
Osaka Gas Co. Ltd.	119,200	4,283,266
Otsuka Corp.	72,500	1,342,284
Otsuka Holdings Co. Ltd.	142,700	10,400,293
Pan Pacific International Holdings Corp.	796,300	4,503,915
Panasonic Holdings Corp.	666,500	13,633,797
Rakuten Group, Inc. *	442,800	2,155,912
Recruit Holdings Co. Ltd.	419,600	19,437,955
Renesas Electronics Corp.	475,300	9,611,825
Resona Holdings, Inc.	667,100	8,343,867
SBI Holdings, Inc.	180,700	3,646,169
SCREEN Holdings Co. Ltd.	57,400	3,805,681
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Secom Co. Ltd.	124,500	4,564,722
Sekisui Chemical Co. Ltd.	126,500	1,938,470
Sekisui House Ltd.	188,400	4,102,219
Seven & i Holdings Co. Ltd.	645,400	7,713,222
Shimadzu Corp.	86,700	2,015,383
Shimano, Inc.	24,300	2,549,432
Shimizu Corp.	168,200	3,249,641
Shin-Etsu Chemical Co. Ltd.	562,300	25,889,530
Shionogi & Co. Ltd.	255,300	5,157,814
Shiseido Co. Ltd.	112,300	2,293,718
SMC Corp.	17,000	8,359,613
SoftBank Corp.	8,474,900	11,928,162
SoftBank Group Corp.	1,125,600	38,449,174
Sompo Holdings, Inc.	272,600	10,144,923
Sony Group Corp.	1,790,400	35,871,258
Square Enix Holdings Co. Ltd.	69,700	1,093,883
Subaru Corp.	172,100	2,563,466
Sumitomo Corp.	360,600	13,407,904
Sumitomo Electric Industries Ltd.	234,100	15,411,799
Sumitomo Metal Mining Co. Ltd.	79,200	4,869,447
Sumitomo Mitsui Financial Group, Inc.	1,146,300	40,474,769
Sumitomo Mitsui Trust Group, Inc.	213,400	7,134,673
Sumitomo Realty & Development Co. Ltd.	277,400	8,599,292
Suntory Beverage & Food Ltd.	37,400	1,077,806
Suzuki Motor Corp.	550,900	6,160,956
Sysmex Corp.	165,300	1,459,672
T&D Holdings, Inc.	145,400	3,522,753
Taisei Corp.	47,500	5,150,938
Takeda Pharmaceutical Co. Ltd.	471,000	15,746,847
TDK Corp.	569,400	10,411,139
Terumo Corp.	447,200	5,690,182
TIS, Inc.	70,100	1,527,832
Toho Co. Ltd.	171,000	1,590,888
Tokio Marine Holdings, Inc.	574,200	26,296,506
Tokyo Electric Power Co. Holdings, Inc. *	466,100	1,774,511
Tokyo Electron Ltd.	132,700	39,104,411
Tokyo Gas Co. Ltd.	103,700	4,404,125
Tokyu Corp.	172,500	1,834,028
TOPPAN Holdings, Inc.	84,300	2,505,696
Toray Industries, Inc.	442,700	3,178,477
Toyo Suisan Kaisha Ltd.	29,000	1,998,723
Toyota Motor Corp.	3,439,500	66,022,639
Toyota Tsusho Corp.	212,700	8,349,709
Trend Micro, Inc.	37,600	1,308,780
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Unicharm Corp.	345,200	2,011,159
West Japan Railway Co.	141,300	2,557,755
Yamaha Motor Co. Ltd.	291,100	2,044,680
Yaskawa Electric Corp.	76,100	2,698,509
Yokogawa Electric Corp.	74,800	2,604,367
Zensho Holdings Co. Ltd.	29,300	1,614,870
ZOZO, Inc.	122,000	821,360
		1,541,332,520
Luxembourg — 0.2%
ArcelorMittal SA	126,432	7,340,040
CVC Capital Partners plc (a)	233,289	3,550,637
		10,890,677
Macau — 0.1%
Galaxy Entertainment Group Ltd.	675,000	2,879,797
Sands China Ltd.	670,800	1,407,442
		4,287,239
Mexico — 0.0% ^
Fresnillo plc	55,309	2,442,268
Netherlands — 4.5%
Adyen NV * (a)	8,744	9,867,220
Argenx SE *	18,485	14,496,453
ASM International NV	13,224	12,936,730
ASML Holding NV	116,533	168,453,844
EXOR NV	25,772	2,021,644
HAL Trust	10,742	2,150,892
Heineken Holding NV	39,236	2,788,150
Heineken NV	84,412	6,571,461
ING Groep NV	873,953	25,293,417
Koninklijke Ahold Delhaize NV	260,938	12,256,120
Koninklijke KPN NV	1,165,601	6,233,109
Koninklijke Philips NV	237,819	6,273,142
NN Group NV	80,289	7,028,003
Universal Music Group NV	284,217	5,959,351
Wolters Kluwer NV	68,974	5,383,108
		287,712,644
New Zealand — 0.1%
Auckland International Airport Ltd.	455,910	2,221,963
Fisher & Paykel Healthcare Corp. Ltd.	165,655	3,569,911
Meridian Energy Ltd.	383,909	1,288,191
		7,080,065
Norway — 0.7%
Aker BP ASA	92,112	3,600,872
INVESTMENTS	SHARES	VALUE($)

Norway — continued
DNB Bank ASA	219,690	6,652,949
Equinor ASA	235,355	9,578,301
Gjensidige Forsikring ASA	56,588	1,589,618
Kongsberg Gruppen ASA	131,237	4,391,234
Mowi ASA	133,050	2,952,015
Norsk Hydro ASA	384,798	4,246,829
Orkla ASA	202,168	2,493,545
Salmar ASA	21,572	1,301,580
Storebrand ASA	124,174	2,400,403
Telenor ASA	186,702	3,073,176
Var Energi ASA	244,528	1,242,555
Vend Marketplaces ASA, Class B	59,729	1,642,681
		45,165,758
Poland — 0.5%
Allegro.eu SA * (a)	187,519	1,544,208
Bank Polska Kasa Opieki SA	63,041	3,946,270
Dino Polska SA * (a)	143,639	1,270,433
Erste Bank Polska SA	11,597	1,976,214
ING Bank Slaski SA	9,773	1,061,537
KGHM Polska Miedz SA *	40,951	3,439,883
LPP SA	383	2,315,778
ORLEN SA	174,622	6,417,808
Powszechna Kasa Oszczednosci Bank Polski SA	257,445	6,743,930
Powszechny Zaklad Ubezpieczen SA	170,589	3,001,151
		31,717,212
Portugal — 0.1%
EDP SA	834,248	4,550,225
Galp Energia SGPS SA	124,533	2,912,823
Jeronimo Martins SGPS SA	82,639	1,984,400
		9,447,448
Russia — 0.0%
Evraz plc ‡ *	96,418	—
Singapore — 1.6%
CapitaLand Ascendas, REIT	1,121,800	2,204,861
CapitaLand Integrated Commercial Trust, REIT	1,773,758	3,303,654
CapitaLand Investment Ltd.	656,400	1,439,565
DBS Group Holdings Ltd.	611,550	28,198,979
Genting Singapore Ltd.	1,712,300	918,852
Jardine Cycle & Carriage Ltd.	17,600	452,023
Keppel, REIT	47,233	33,255
Keppel Ltd.	425,100	3,638,611
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Mapletree Pan Asia Commercial Trust, REIT	670,200	681,002
Oversea-Chinese Banking Corp. Ltd.	978,200	16,876,504
Singapore Airlines Ltd.	440,350	2,180,934
Singapore Exchange Ltd.	246,100	4,208,002
Singapore Technologies Engineering Ltd.	468,800	3,972,835
Singapore Telecommunications Ltd.	2,463,600	8,922,663
STMicroelectronics NV	193,534	10,542,959
United Overseas Bank Ltd.	402,800	11,471,365
		99,046,064
South Africa — 0.3%
Anglo American plc	320,565	15,863,152
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	65,894	9,497,619
Aena SME SA (a)	220,667	6,026,995
Amadeus IT Group SA	130,771	7,545,793
Banco Bilbao Vizcaya Argentaria SA	1,702,977	37,605,832
Banco Santander SA	4,389,110	53,557,368
CaixaBank SA	1,057,277	13,457,396
Cellnex Telecom SA (a)	171,909	5,786,908
EDP Renovaveis SA * (b)	76,391	1,277,318
Endesa SA	93,187	4,176,799
Iberdrola SA	1,836,663	43,059,149
Industria de Diseno Textil SA (b)	332,728	19,914,000
Naturgy Energy Group SA	43,428	1,364,957
Repsol SA	331,532	8,905,338
Telefonica SA (b)	1,352,779	6,104,442
		218,279,914
Sweden — 3.5%
Alfa Laval AB (b)	81,652	4,913,757
Assa Abloy AB, Class B (b)	316,214	12,170,355
Atlas Copco AB, Class A (b)	759,762	14,600,836
Atlas Copco AB, Class B	468,618	7,990,463
Axfood AB	32,231	984,097
Beijer Ref AB (b)	112,643	1,595,887
Boliden AB	85,290	4,483,301
Epiroc AB, Class A	186,879	5,395,086
Epiroc AB, Class B	117,081	2,917,397
EQT AB (b)	210,366	6,864,360
Essity AB, Class A	6,566	173,880
Essity AB, Class B	179,676	4,758,147
Evolution AB (a)	54,571	3,845,930
Fastighets AB Balder, Class B * (b)	208,659	1,248,233
INVESTMENTS	SHARES	VALUE($)

Sweden — continued
H & M Hennes & Mauritz AB, Class B (b)	148,595	2,666,938
Hexagon AB, Class B (b)	632,943	6,914,870
Holmen AB, Class B (b)	23,824	819,528
Industrivarden AB, Class A	30,801	1,636,327
Industrivarden AB, Class C	51,088	2,688,032
Indutrade AB	80,285	1,734,464
Investment AB Latour, Class B (b)	43,555	999,882
Investor AB, Class A	170,686	6,831,634
Investor AB, Class B	545,182	22,126,529
L E Lundbergforetagen AB, Class B	22,452	1,301,420
Lifco AB, Class B (b)	67,823	2,134,067
Nibe Industrier AB, Class B (b)	492,463	2,238,665
Nordnet AB publ	47,787	1,575,105
Saab AB, Class B	110,804	6,726,158
Sagax AB, Class B (b)	64,403	1,281,679
Sagax AB, Class D	32,748	122,901
Sandvik AB (b)	292,242	12,293,785
Securitas AB, Class B (b)	158,509	2,660,251
Skandinaviska Enskilda Banken AB, Class A	402,847	7,973,221
Skandinaviska Enskilda Banken AB, Class C	5,992	121,212
Skanska AB, Class B	98,180	2,651,579
SKF AB, Class A	3,962	99,816
SKF AB, Class B (b)	107,937	2,717,718
SSAB AB, Class A	64,016	576,157
SSAB AB, Class B (b)	174,127	1,585,391
Svenska Cellulosa AB SCA, Class B	145,327	1,665,245
Svenska Handelsbanken AB, Class A	416,303	5,915,638
Svenska Handelsbanken AB, Class B (b)	10,486	253,223
Swedbank AB, Class A	296,496	10,480,904
Swedish Orphan Biovitrum AB *	48,773	2,288,094
Tele2 AB, Class B	165,991	3,406,027
Telefonaktiebolaget LM Ericsson, Class A	16,365	192,493
Telefonaktiebolaget LM Ericsson, Class B	776,123	9,258,370
Telia Co. AB	695,330	3,634,521
Trelleborg AB, Class B	60,250	2,473,807
Volvo AB, Class A	56,912	1,984,612
Volvo AB, Class B	461,640	16,091,276
		222,063,268
Switzerland — 5.5%
ABB Ltd. (Registered)	471,474	47,684,760
Chocoladefabriken Lindt & Spruengli AG	293	3,590,548
Chocoladefabriken Lindt & Spruengli AG (Registered)	32	4,132,335
Cie Financiere Richemont SA (Registered)	160,196	30,744,400
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
DSM-Firmenich AG	70,910	5,296,187
EMS-Chemie Holding AG (Registered)	2,043	1,741,502
Galderma Group AG	40,185	8,430,549
Geberit AG (Registered)	9,889	6,682,603
Givaudan SA (Registered)	2,435	8,683,355
Julius Baer Group Ltd.	59,256	4,870,659
Kuehne + Nagel International AG (Registered)	14,102	3,312,093
Lonza Group AG (Registered)	21,085	12,963,510
Nestle SA (Registered)	771,204	78,076,418
Partners Group Holding AG	6,470	7,034,205
Sandoz Group AG	124,093	9,953,927
Schindler Holding AG	12,224	4,273,737
Schindler Holding AG (Registered)	6,213	2,080,368
SGS SA (Registered)	45,804	4,962,867
Sika AG (Registered)	48,132	8,878,729
Sonova Holding AG (Registered)	14,643	3,209,866
Straumann Holding AG (Registered) (b)	32,294	3,504,829
Swiss Life Holding AG (Registered) (b)	8,531	10,016,272
Swisscom AG (Registered)	7,621	6,446,058
UBS Group AG (Registered)	927,284	41,033,987
Zurich Insurance Group AG	42,632	29,723,896
		347,327,660
United Arab Emirates — 0.0%
NMC Health plc ‡ *	300	—
United Kingdom — 11.4%
3i Group plc	288,789	10,043,434
Admiral Group plc	69,234	3,182,419
Associated British Foods plc	89,528	2,229,383
AstraZeneca plc	465,327	88,282,939
Autotrader Group plc (a)	263,614	1,773,312
Aviva plc	910,295	7,720,452
BAE Systems plc	879,394	24,459,078
Barclays plc	4,174,289	24,536,129
Barratt Redrow plc	386,610	1,316,698
British American Tobacco plc	651,798	38,387,533
BT Group plc	1,862,457	5,475,321
Bunzl plc	93,864	3,094,325
Centrica plc	1,385,921	4,050,896
CK Hutchison Holdings Ltd.	800,500	6,684,326
Coca-Cola Europacific Partners plc	63,388	5,994,603
Compass Group plc	513,051	14,497,291
Diageo plc	667,549	13,497,433
Entain plc	191,780	1,415,525
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
GSK plc	1,204,898	31,589,383
Halma plc	113,980	6,859,055
HSBC Holdings plc	5,161,708	94,974,529
ICG plc	87,163	2,148,980
Imperial Brands plc	236,603	8,989,180
Informa plc	363,691	3,932,268
International Consolidated Airlines Group SA	990,309	5,010,150
Intertek Group plc	47,879	3,084,275
J Sainsbury plc	514,415	2,301,568
Kingfisher plc	512,743	2,016,262
Legal & General Group plc	1,686,988	5,789,283
Lloyds Banking Group plc	17,720,024	24,086,883
London Stock Exchange Group plc	136,850	17,757,218
M&G plc	670,644	2,756,316
Melrose Industries plc	356,721	2,340,901
National Grid plc	1,489,481	26,662,578
NatWest Group plc	2,311,810	18,438,712
Next plc	34,966	6,171,098
Pearson plc	198,631	2,931,192
Reckitt Benckiser Group plc	194,393	12,368,960
RELX plc	544,024	19,838,573
Rentokil Initial plc	712,653	4,804,537
Rightmove plc	232,770	1,372,759
Rolls-Royce Holdings plc	2,488,448	40,043,011
Sage Group plc (The)	291,623	3,478,084
Schroders plc	257,435	2,027,039
Segro plc, REIT	371,785	3,521,543
Severn Trent plc	79,287	3,524,608
Smith & Nephew plc	261,956	4,053,460
Smiths Group plc	94,523	3,263,470
Spirax Group plc	21,482	2,096,579
SSE plc	328,532	11,762,886
Standard Chartered plc	546,309	13,911,666
Standard Life plc	224,913	2,313,926
Tesco plc	1,908,090	12,516,108
Unilever plc	654,303	38,155,771
United Utilities Group plc	204,721	4,060,067
Vodafone Group plc	5,827,453	9,272,333
Weir Group plc (The)	77,865	2,822,244
Wise plc, Class A *	204,935	2,930,844
		722,619,396
United States — 7.5%
Alcon AG	147,652	11,022,568
Amrize Ltd. *	159,408	8,753,984
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
AP Moller - Maersk A/S, Class A	802	1,881,828
AP Moller - Maersk A/S, Class B	932	2,208,087
BP plc	4,600,499	36,416,790
Buzzi SpA	23,546	1,289,232
Experian plc	275,830	10,092,358
Ferrovial SE	136,078	9,344,684
Haleon plc	2,673,787	12,347,205
Holcim AG	148,002	13,753,297
InterContinental Hotels Group plc	45,134	6,453,312
James Hardie Industries plc, CHDI *	173,890	3,709,946
Novartis AG (Registered)	572,307	84,581,062
Roche Holding AG	207,186	84,428,296
Roche Holding AG	8,713	3,644,314
Sanofi SA	336,434	31,482,308
Schneider Electric SE	162,671	51,763,347
Shell plc	1,698,205	77,211,959
Stellantis NV *	597,039	4,381,062
Swiss Re AG	88,200	14,208,028
Tenaris SA	95,183	3,038,372
		472,012,039
Total Common Stocks (Cost $4,473,236,328)		6,270,542,753
Short-Term Investments — 1.9%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d) (Cost $19,251,142)	19,251,142	19,251,142
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $101,417,603)	101,417,603	101,417,603
Total Short-Term Investments (Cost $120,668,745)		120,668,745
Total Investments — 101.0% (Cost $4,593,905,073)		6,391,211,498
Liabilities in Excess of Other Assets — (1.0)%		(60,224,588)
NET ASSETS — 100.0%		6,330,986,910

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $98,136,392.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.0%
Pharmaceuticals	7.8
Insurance	5.5
Semiconductors & Semiconductor Equipment	5.3
Oil, Gas & Consumable Fuels	4.1
Electrical Equipment	3.7
Metals & Mining	3.3
Machinery	3.3
Aerospace & Defense	3.2
Capital Markets	3.1
Trading Companies & Distributors	2.2
Automobiles	2.1
Chemicals	2.1
Industrial Conglomerates	2.1
Food Products	2.1
Electric Utilities	2.0
Textiles, Apparel & Luxury Goods	1.9
Diversified Telecommunication Services	1.7
Health Care Equipment & Supplies	1.4
Electronic Equipment, Instruments & Components	1.4
Personal Care Products	1.2
Financial Services	1.2
Wireless Telecommunication Services	1.2
Beverages	1.2
Multi-Utilities	1.1
Real Estate Management & Development	1.1
Professional Services	1.1
Construction & Engineering	1.1
Consumer Staples Distribution & Retail	1.0
Software	1.0
Others (each less than 1.0%)	13.6
Short-Term Investments	1.9
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	388	06/19/2026	USD	59,057,480	2,567,575

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Automobile Components — 2.2%
Aisin Corp.	1,729,800	27,430,166
Bridgestone Corp.	3,499,200	72,717,071
Denso Corp.	5,789,800	69,176,853
Niterra Co. Ltd.	636,500	34,406,342
Sumitomo Electric Industries Ltd.	2,493,400	164,151,129
		367,881,561
Automobiles — 5.8%
Honda Motor Co. Ltd.	12,446,400	100,995,583
Isuzu Motors Ltd.	1,820,800	25,087,921
Nissan Motor Co. Ltd. *	6,917,300	15,826,906
Subaru Corp.	1,831,600	27,282,070
Suzuki Motor Corp.	5,868,000	65,624,411
Toyota Motor Corp.	36,623,700	703,007,216
Yamaha Motor Co. Ltd. (a)	3,102,900	21,794,696
		959,618,803
Banks — 10.5%
Chiba Bank Ltd. (The)	2,261,900	31,221,482
Concordia Financial Group Ltd.	3,648,600	34,634,726
Japan Post Bank Co. Ltd.	5,686,500	97,581,955
Mitsubishi UFJ Financial Group, Inc.	36,159,700	649,530,927
Mizuho Financial Group, Inc.	7,865,800	338,250,755
Resona Holdings, Inc.	7,100,800	88,814,467
Sumitomo Mitsui Financial Group, Inc.	12,203,600	430,897,573
Sumitomo Mitsui Trust Group, Inc.	2,272,800	75,987,279
		1,746,919,164
Beverages — 0.6%
Asahi Group Holdings Ltd.	4,803,000	47,288,561
Kirin Holdings Co. Ltd.	2,590,900	40,856,048
Suntory Beverage & Food Ltd.	402,500	11,599,384
		99,743,993
Broadline Retail — 0.4%
Pan Pacific International Holdings Corp.	8,475,800	47,939,577
Rakuten Group, Inc. *	4,717,800	22,970,105
		70,909,682
Building Products — 0.9%
AGC, Inc.	677,300	24,290,635
Daikin Industries Ltd.	934,600	132,054,496
		156,345,131
Capital Markets — 1.2%
Daiwa Securities Group, Inc.	4,482,700	42,195,054
Japan Exchange Group, Inc.	3,331,200	39,680,349
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Nomura Holdings, Inc.	9,379,700	75,129,826
SBI Holdings, Inc.	1,919,500	38,731,722
		195,736,951
Chemicals — 2.8%
Asahi Kasei Corp.	4,340,500	42,709,880
Mitsubishi Chemical Group Corp.	4,546,200	26,651,840
Nippon Paint Holdings Co. Ltd.	3,104,300	19,578,907
Nippon Sanso Holdings Corp.	630,600	22,232,099
Nitto Denko Corp.	2,052,100	39,031,499
Shin-Etsu Chemical Co. Ltd.	5,983,500	275,493,509
Toray Industries, Inc.	4,716,100	33,860,437
		459,558,171
Commercial Services & Supplies — 0.6%
Dai Nippon Printing Co. Ltd.	1,440,300	27,280,914
Secom Co. Ltd.	1,327,600	48,675,699
TOPPAN Holdings, Inc.	897,700	26,682,841
		102,639,454
Construction & Engineering — 1.2%
Kajima Corp.	1,451,100	56,714,898
Obayashi Corp.	2,140,400	50,322,262
Shimizu Corp.	1,792,100	34,623,548
Taisei Corp.	504,800	54,740,912
		196,401,620
Consumer Staples Distribution & Retail — 1.1%
Aeon Co. Ltd.	8,445,400	81,457,341
MatsukiyoCocokara & Co.	1,219,200	17,802,633
Seven & i Holdings Co. Ltd.	6,869,600	82,099,081
		181,359,055
Diversified Telecommunication Services — 0.5%
NTT, Inc.	86,059,100	83,826,851
Electric Utilities — 0.7%
Chubu Electric Power Co., Inc.	2,421,000	41,638,484
Kansai Electric Power Co., Inc. (The)	3,289,300	52,695,121
Tokyo Electric Power Co. Holdings, Inc. *	4,964,700	18,901,343
		113,234,948
Electrical Equipment — 3.3%
Fuji Electric Co. Ltd.	437,800	36,794,817
Fujikura Ltd.	4,943,700	190,742,776
Mitsubishi Electric Corp.	6,544,100	262,621,220
NIDEC Corp. *	3,229,700	49,749,548
		539,908,361
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 4.7%
Ibiden Co. Ltd.	856,100	73,222,365
Keyence Corp.	599,500	274,970,222
Kyocera Corp.	4,277,600	74,327,529
Murata Manufacturing Co. Ltd.	5,774,200	191,497,029
Shimadzu Corp.	923,000	21,455,580
TDK Corp.	6,065,900	110,911,362
Yokogawa Electric Corp.	791,600	27,561,726
		773,945,813
Entertainment — 1.8%
Capcom Co. Ltd.	1,064,900	22,483,888
Konami Group Corp.	288,300	34,617,123
Nexon Co. Ltd.	1,324,800	22,365,928
Nintendo Co. Ltd.	3,718,000	181,880,446
Square Enix Holdings Co. Ltd.	741,300	11,634,084
Toho Co. Ltd.	1,820,800	16,939,703
		289,921,172
Financial Services — 0.9%
Mitsubishi HC Capital, Inc.	2,684,400	24,382,696
ORIX Corp.	3,563,300	119,928,176
		144,310,872
Food Products — 0.9%
Ajinomoto Co., Inc.	3,134,300	100,737,718
Kikkoman Corp.	2,790,200	25,349,883
Toyo Suisan Kaisha Ltd.	308,000	21,227,811
		147,315,412
Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	1,273,300	45,754,053
Tokyo Gas Co. Ltd.	1,105,900	46,967,426
		92,721,479
Ground Transportation — 1.3%
Central Japan Railway Co.	3,055,100	73,293,293
East Japan Railway Co.	3,482,300	76,014,861
Hankyu Hanshin Holdings, Inc.	759,300	21,912,538
Tokyu Corp.	1,835,800	19,518,311
West Japan Railway Co.	1,508,000	27,297,199
		218,036,202
Health Care Equipment & Supplies — 1.9%
Hoya Corp.	1,082,400	202,131,491
Olympus Corp.	3,606,700	35,473,758
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued
Sysmex Corp.	1,763,000	15,568,067
Terumo Corp.	4,762,000	60,591,788
		313,765,104
Health Care Technology — 0.1%
M3, Inc.	1,431,600	13,789,827
Hotels, Restaurants & Leisure — 0.4%
Oriental Land Co. Ltd.	3,584,400	49,869,702
Zensho Holdings Co. Ltd.	310,500	17,113,213
		66,982,915
Household Durables — 3.4%
Panasonic Holdings Corp.	7,094,500	145,123,744
Sekisui House Ltd.	2,007,400	43,709,098
Sony Group Corp.	19,065,100	381,975,609
		570,808,451
Household Products — 0.1%
Unicharm Corp.	3,673,500	21,402,059
Industrial Conglomerates — 2.9%
Hikari Tsushin, Inc.	40,300	9,786,294
Hitachi Ltd.	14,415,100	458,376,381
Sekisui Chemical Co. Ltd.	1,347,900	20,655,053
		488,817,728
Insurance — 4.4%
Daiichi Life Group, Inc.	11,769,900	107,761,526
Japan Post Holdings Co. Ltd.	5,419,000	62,844,472
Japan Post Insurance Co. Ltd.	1,702,200	16,597,489
MS&AD Insurance Group Holdings, Inc.	4,469,000	114,916,269
Sompo Holdings, Inc.	2,904,600	108,095,903
T&D Holdings, Inc.	1,550,600	37,567,958
Tokio Marine Holdings, Inc.	6,115,300	280,060,992
		727,844,609
Interactive Media & Services — 0.1%
LY Corp.	8,838,100	23,246,209
IT Services — 1.9%
Fujitsu Ltd.	5,579,300	111,984,097
NEC Corp.	4,061,200	108,027,971
Nomura Research Institute Ltd.	1,344,000	36,274,240
Obic Co. Ltd.	1,044,700	27,760,986
Otsuka Corp.	771,600	14,285,603
TIS, Inc.	746,000	16,259,092
		314,591,989
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — 0.5%
Bandai Namco Holdings, Inc.	2,079,600	47,737,848
Shimano, Inc.	256,300	26,889,684
		74,627,532
Machinery — 5.9%
Daifuku Co. Ltd.	1,145,400	50,078,790
FANUC Corp.	2,982,200	131,733,036
Hitachi Construction Machinery Co. Ltd.	284,200	9,947,938
IHI Corp.	3,386,600	61,858,176
Kawasaki Heavy Industries Ltd.	2,679,300	55,082,155
Komatsu Ltd.	2,884,000	123,487,110
Kubota Corp.	3,672,800	59,956,428
Makita Corp.	787,100	29,227,377
MINEBEA MITSUMI, Inc.	1,192,200	23,835,730
Mitsubishi Heavy Industries Ltd.	10,729,700	320,237,534
SMC Corp.	181,100	89,054,466
Yaskawa Electric Corp.	815,200	28,907,021
		983,405,761
Marine Transportation — 0.6%
Kawasaki Kisen Kaisha Ltd.	1,185,100	19,397,776
Mitsui OSK Lines Ltd.	1,067,900	40,339,030
Nippon Yusen KK	1,309,600	47,065,322
		106,802,128
Metals & Mining — 0.8%
JFE Holdings, Inc.	2,033,600	22,333,699
Nippon Steel Corp.	16,701,600	61,486,956
Sumitomo Metal Mining Co. Ltd.	846,200	52,026,848
		135,847,503
Office REITs — 0.2%
Japan Real Estate Investment Corp.	22,742	17,406,384
Nippon Building Fund, Inc.	26,208	21,946,720
		39,353,104
Oil, Gas & Consumable Fuels — 1.0%
ENEOS Holdings, Inc.	8,600,300	72,229,487
Idemitsu Kosan Co. Ltd.	2,754,860	23,571,515
Inpex Corp.	2,826,400	73,684,758
		169,485,760
Passenger Airlines — 0.1%
ANA Holdings, Inc.	494,400	8,216,042
Japan Airlines Co. Ltd.	460,700	7,244,909
		15,460,951
INVESTMENTS	SHARES	VALUE($)

Personal Care Products — 0.5%
Kao Corp.	1,442,300	53,747,106
Shiseido Co. Ltd.	1,192,900	24,364,877
		78,111,983
Pharmaceuticals — 4.0%
Astellas Pharma, Inc.	5,741,200	81,362,815
Chugai Pharmaceutical Co. Ltd.	2,105,100	112,263,722
Daiichi Sankyo Co. Ltd.	5,972,600	97,019,444
Eisai Co. Ltd.	867,800	25,975,373
Kyowa Kirin Co. Ltd.	751,300	11,319,014
Otsuka Holdings Co. Ltd.	1,522,800	110,985,049
Shionogi & Co. Ltd.	2,719,200	54,935,874
Takeda Pharmaceutical Co. Ltd.	5,014,800	167,658,781
		661,520,072
Professional Services — 1.3%
Recruit Holdings Co. Ltd.	4,471,900	207,160,609
Real Estate Management & Development — 2.4%
Daito Trust Construction Co. Ltd.	996,500	22,414,295
Daiwa House Industry Co. Ltd.	1,980,600	60,430,014
Hulic Co. Ltd.	1,819,900	20,525,706
Mitsubishi Estate Co. Ltd.	3,879,300	110,553,229
Mitsui Fudosan Co. Ltd.	8,862,900	97,066,757
Sumitomo Realty & Development Co. Ltd.	2,953,700	91,563,552
		402,553,553
Semiconductors & Semiconductor Equipment — 7.8%
Advantest Corp.	2,202,900	411,322,338
Disco Corp.	290,800	138,357,550
Kioxia Holdings Corp. *	465,100	112,534,974
Lasertec Corp.	261,400	72,245,319
Renesas Electronics Corp.	5,057,900	102,284,130
SCREEN Holdings Co. Ltd.	614,600	40,748,634
Tokyo Electron Ltd.	1,412,600	416,268,960
		1,293,761,905
Software — 0.1%
Oracle Corp.	106,000	5,852,665
Trend Micro, Inc.	404,900	14,093,752
		19,946,417
Specialty Retail — 1.8%
Fast Retailing Co. Ltd.	588,400	276,986,559
Nitori Holdings Co. Ltd.	1,298,300	18,769,223
ZOZO, Inc.	1,309,700	8,817,501
		304,573,283
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 0.9%
Canon, Inc.	2,805,200	72,168,147
FUJIFILM Holdings Corp.	3,847,500	70,808,009
		142,976,156
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,279,400	64,729,546
Tobacco — 0.8%
Japan Tobacco, Inc.	3,539,000	131,844,512
Trading Companies & Distributors — 8.5%
ITOCHU Corp.	22,397,000	277,568,481
Marubeni Corp.	5,299,400	206,258,473
Mitsubishi Corp.	11,784,600	377,421,211
Mitsui & Co. Ltd.	8,201,700	307,940,515
MonotaRO Co. Ltd. (a)	790,700	9,401,967
Sumitomo Corp.	3,840,600	142,801,981
Toyota Tsusho Corp.	2,264,700	88,902,618
		1,410,295,246
Wireless Telecommunication Services — 4.1%
KDDI Corp.	9,262,700	151,579,823
SoftBank Corp.	90,230,700	126,996,946
SoftBank Group Corp.	11,983,700	409,349,122
		687,925,891
Total Common Stocks (Cost $12,128,744,407)		16,411,965,498
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $11,664,247)	11,664,247	11,664,247
Total Investments — 99.0% (Cost $12,140,408,654)		16,423,629,745
Other Assets in Excess of Liabilities — 1.0%		168,310,908
NET ASSETS — 100.0%		16,591,940,653

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $11,320,082.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	757	06/11/2026	JPY	180,238,095	7,686,791

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc. *	9,566	3,843,236
Boeing Co. (The) *	99,089	22,694,354
GE Aerospace	132,355	38,373,685
General Dynamics Corp.	30,691	10,566,911
HEICO Corp.	5,344	1,442,452
HEICO Corp., Class A	9,732	2,034,183
Howmet Aerospace, Inc.	49,052	11,921,598
L3Harris Technologies, Inc.	23,557	7,551,196
Lockheed Martin Corp.	24,748	12,818,722
Northrop Grumman Corp.	17,917	10,382,543
Rocket Lab Corp. *	61,739	5,094,085
RTX Corp.	169,273	29,803,897
Textron, Inc.	22,812	2,189,040
TransDigm Group, Inc.	7,137	8,278,777
		166,994,679
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	16,865	2,494,165
FedEx Corp.	27,891	11,248,719
United Parcel Service, Inc., Class B	93,445	10,166,816
		23,909,700
Automobile Components — 0.0% ^
Aptiv plc *	26,329	1,586,586
Versigent plc *	1	35
		1,586,621
Automobiles — 1.9%
Ford Motor Co.	496,736	6,000,571
General Motors Co.	114,190	8,780,069
Tesla, Inc. *	356,355	135,995,759
		150,776,399
Banks — 3.4%
Bank of America Corp.	834,504	44,612,584
Citigroup, Inc.	220,978	28,280,764
Citizens Financial Group, Inc.	54,126	3,520,896
East West Bancorp, Inc.	17,547	2,219,169
Fifth Third Bancorp	114,001	5,786,691
First Citizens BancShares, Inc., Class A	1,051	2,084,995
Huntington Bancshares, Inc.	250,352	4,195,900
JPMorgan Chase & Co. (a)	340,705	106,719,027
KeyCorp	119,044	2,632,063
M&T Bank Corp.	19,415	4,244,702
PNC Financial Services Group, Inc. (The)	51,022	11,377,906
Regions Financial Corp.	109,639	3,130,193
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Truist Financial Corp.	159,495	8,213,993
US Bancorp	196,493	11,133,293
Wells Fargo & Co.	391,080	32,158,508
		270,310,684
Beverages — 1.0%
Coca-Cola Co. (The)	494,103	38,915,552
Constellation Brands, Inc., Class A	18,712	2,929,925
Keurig Dr Pepper, Inc.	153,614	4,516,252
Monster Beverage Corp. *	86,565	6,671,565
PepsiCo, Inc.	173,129	27,439,215
		80,472,509
Biotechnology — 1.6%
AbbVie, Inc.	223,253	47,177,824
Alnylam Pharmaceuticals, Inc. *	16,064	4,971,648
Amgen, Inc.	67,971	23,534,959
Biogen, Inc. *	17,887	3,385,651
Gilead Sciences, Inc.	156,876	20,525,656
Incyte Corp. *	20,438	1,947,128
Insmed, Inc. *	26,408	3,600,203
Regeneron Pharmaceuticals, Inc.	12,720	8,993,803
Vertex Pharmaceuticals, Inc. *	32,040	13,693,255
		127,830,127
Broadline Retail — 4.4%
Amazon.com, Inc. *	1,240,735	328,869,220
Coupang, Inc. (South Korea) *	170,289	3,402,374
eBay, Inc.	57,153	5,914,193
MercadoLibre, Inc. (Brazil) *	5,948	10,662,563
		348,848,350
Building Products — 0.5%
Allegion plc	10,871	1,494,545
Carrier Global Corp.	99,470	6,681,400
Johnson Controls International plc	77,287	11,286,221
Lennox International, Inc.	4,119	2,203,212
Masco Corp.	26,648	1,913,859
Trane Technologies plc	27,958	13,770,433
		37,349,670
Capital Markets — 3.1%
Ameriprise Financial, Inc.	11,745	5,576,409
Ares Management Corp., Class A	25,658	3,012,249
Bank of New York Mellon Corp. (The)	86,780	11,660,629
Blackrock, Inc.	17,557	18,708,739
Blackstone, Inc.	94,579	11,877,231
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Carlyle Group, Inc. (The)	27,225	1,363,156
Charles Schwab Corp. (The)	210,991	19,335,215
CME Group, Inc.	45,462	13,084,873
Coinbase Global, Inc., Class A *	28,520	5,355,200
Goldman Sachs Group, Inc. (The)	37,919	35,028,435
Interactive Brokers Group, Inc., Class A	55,971	4,449,695
Intercontinental Exchange, Inc.	72,314	11,432,120
KKR & Co., Inc.	84,117	8,776,768
LPL Financial Holdings, Inc.	10,101	3,375,047
Moody's Corp.	19,614	9,058,726
Morgan Stanley	152,800	29,122,152
MSCI, Inc.	8,973	5,306,722
Nasdaq, Inc.	47,082	4,327,307
Northern Trust Corp.	24,042	3,999,146
Raymond James Financial, Inc.	21,626	3,423,828
Robinhood Markets, Inc., Class A *	94,759	6,906,984
S&P Global, Inc.	37,780	16,291,869
State Street Corp.	35,247	5,387,151
T. Rowe Price Group, Inc.	27,414	2,820,352
		239,680,003
Chemicals — 1.0%
Air Products and Chemicals, Inc.	28,094	8,429,605
Corteva, Inc.	84,911	6,878,640
Dow, Inc.	88,603	3,587,535
DuPont de Nemours, Inc.	52,829	2,412,172
Ecolab, Inc.	31,764	8,277,698
International Flavors & Fragrances, Inc.	32,291	2,266,828
Linde plc	58,940	29,537,192
LyondellBasell Industries NV, Class A	32,691	2,438,749
PPG Industries, Inc.	28,710	3,115,035
Sherwin-Williams Co. (The)	28,923	9,301,926
		76,245,380
Commercial Services & Supplies — 0.4%
Cintas Corp.	43,442	7,589,752
Copart, Inc. *	106,256	3,518,136
Republic Services, Inc., Class A	25,357	5,305,191
Rollins, Inc.	37,223	2,074,438
Veralto Corp.	29,908	2,637,886
Waste Management, Inc.	46,442	10,800,087
		31,925,490
Communications Equipment — 1.0%
Arista Networks, Inc. *	129,906	22,436,065
Cisco Systems, Inc.	499,365	45,691,897
INVESTMENTS	SHARES	VALUE($)

Communications Equipment — continued
F5, Inc. *	7,301	2,364,794
Motorola Solutions, Inc.	21,119	9,271,875
		79,764,631
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	4,461	8,209,355
EMCOR Group, Inc.	5,634	5,023,669
Quanta Services, Inc.	18,620	13,551,077
		26,784,101
Construction Materials — 0.3%
CRH plc	84,517	10,008,503
Martin Marietta Materials, Inc.	7,647	4,734,028
Vulcan Materials Co.	16,790	5,066,215
		19,808,746
Consumer Finance — 0.6%
American Express Co.	68,066	21,988,721
Capital One Financial Corp.	78,526	15,022,024
SoFi Technologies, Inc. *	156,825	2,524,883
Synchrony Financial	43,905	3,345,561
		42,881,189
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	56,124	56,939,482
Dollar General Corp.	27,729	3,213,237
Dollar Tree, Inc. *	23,798	2,311,024
Kroger Co. (The)	74,335	5,059,983
Sysco Corp.	60,386	4,511,438
Target Corp.	57,388	7,446,093
Walmart, Inc.	543,229	71,668,202
		151,149,459
Containers & Packaging — 0.1%
Amcor plc	57,706	2,195,136
Avery Dennison Corp.	9,930	1,627,825
International Paper Co.	65,809	2,001,910
Packaging Corp. of America	11,257	2,402,806
Smurfit Westrock plc	65,292	2,506,560
		10,734,237
Distributors — 0.0% ^
Genuine Parts Co.	17,520	1,878,670
Diversified REITs — 0.0% ^
WP Carey, Inc.	27,468	2,003,241
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	885,238	23,131,269
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — continued
Comcast Corp., Class A	459,584	12,427,151
Verizon Communications, Inc.	533,172	25,608,251
		61,166,671
Electric Utilities — 1.5%
Alliant Energy Corp.	32,247	2,367,897
American Electric Power Co., Inc.	65,142	8,931,620
Constellation Energy Corp.	42,915	13,432,395
Duke Energy Corp.	98,284	12,732,692
Edison International	48,503	3,370,473
Entergy Corp.	56,266	6,634,324
Evergy, Inc.	29,022	2,404,182
Eversource Energy	47,432	3,353,442
Exelon Corp.	127,651	5,870,670
FirstEnergy Corp.	65,237	3,100,062
NextEra Energy, Inc.	263,088	25,751,053
NRG Energy, Inc.	23,870	3,713,695
PG&E Corp.	276,820	4,600,748
PPL Corp.	89,215	3,340,210
Southern Co. (The)	139,111	13,452,034
Xcel Energy, Inc.	74,810	6,205,490
		119,260,987
Electrical Equipment — 1.4%
AMETEK, Inc.	29,126	6,859,173
Bloom Energy Corp., Class A *	33,137	9,389,700
Eaton Corp. plc	49,100	21,260,791
Emerson Electric Co.	71,242	10,005,226
GE Vernova, Inc.	34,080	36,924,317
Hubbell, Inc.	6,772	3,441,327
Rockwell Automation, Inc.	14,304	5,849,049
Vertiv Holdings Co., Class A	47,371	15,560,900
		109,290,483
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	154,229	22,713,305
CDW Corp.	16,653	2,279,962
Corning, Inc.	95,275	15,647,966
Flex Ltd. *	44,661	4,088,714
Keysight Technologies, Inc. *	21,766	7,616,141
TE Connectivity plc (Switzerland)	37,080	7,848,353
Teledyne Technologies, Inc. *	5,934	3,832,474
Zebra Technologies Corp., Class A *	6,453	1,460,056
		65,486,971
INVESTMENTS	SHARES	VALUE($)

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	125,123	8,717,320
Halliburton Co.	105,797	4,475,213
SLB Ltd.	187,572	10,669,095
		23,861,628
Entertainment — 1.3%
Electronic Arts, Inc.	28,825	5,833,315
Liberty Media Corp-Liberty Formula One, Class A *	2,942	233,007
Liberty Media Corp-Liberty Formula One, Class C *	26,823	2,305,437
Live Nation Entertainment, Inc. *	18,147	2,866,137
Netflix, Inc. *	533,894	49,977,817
ROBLOX Corp., Class A *	79,319	4,383,168
Take-Two Interactive Software, Inc. *	21,491	4,593,916
Walt Disney Co. (The)	224,020	23,242,075
Warner Bros Discovery, Inc. *	286,537	7,750,826
		101,185,698
Financial Services — 3.4%
Apollo Global Management, Inc.	52,324	6,735,145
Berkshire Hathaway, Inc., Class B *	232,614	110,165,990
Block, Inc. *	69,183	4,878,093
Corebridge Financial, Inc.	31,784	875,331
Corpay, Inc. *	8,528	2,613,576
Equitable Holdings, Inc.	36,424	1,537,093
Fidelity National Information Services, Inc.	66,430	3,090,988
Fiserv, Inc. *	68,250	4,275,863
Global Payments, Inc.	29,694	2,136,780
Mastercard, Inc., Class A	102,715	51,657,428
PayPal Holdings, Inc.	118,184	5,925,746
Visa, Inc., Class A	212,570	70,114,089
		264,006,122
Food Products — 0.3%
Archer-Daniels-Midland Co.	57,311	4,271,962
General Mills, Inc.	67,396	2,379,753
Hershey Co. (The)	18,637	3,461,636
Kraft Heinz Co. (The)	110,019	2,493,031
McCormick & Co., Inc. (Non-Voting)	31,771	1,615,238
Mondelez International, Inc., Class A	163,821	10,065,162
Tyson Foods, Inc., Class A	34,364	2,201,701
		26,488,483
Gas Utilities — 0.1%
Atmos Energy Corp.	20,872	3,965,263
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — 0.9%
CSX Corp.	235,731	10,709,259
JB Hunt Transport Services, Inc.	9,705	2,441,099
Norfolk Southern Corp.	28,607	9,034,949
Old Dominion Freight Line, Inc.	23,108	4,908,832
Uber Technologies, Inc. *	261,218	19,489,475
Union Pacific Corp.	74,922	20,189,981
		66,773,595
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	219,856	19,960,726
Becton Dickinson & Co.	36,310	5,411,642
Boston Scientific Corp. *	186,889	10,766,675
Cooper Cos., Inc. (The) *	25,034	1,574,639
Dexcom, Inc. *	49,315	2,936,708
Edwards Lifesciences Corp. *	72,792	6,078,132
GE HealthCare Technologies, Inc.	57,441	3,494,711
IDEXX Laboratories, Inc. *	9,694	5,436,395
Insulet Corp. *	8,814	1,517,242
Intuitive Surgical, Inc. *	44,609	20,413,525
Medline, Inc., Class A *	55,087	2,449,719
Medtronic plc	162,181	13,131,796
ResMed, Inc.	18,573	3,971,093
STERIS plc	12,033	2,609,717
Stryker Corp.	45,703	14,402,386
Zimmer Biomet Holdings, Inc.	25,180	2,075,587
		116,230,693
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	30,155	5,816,296
Cencora, Inc.	23,146	7,129,200
Centene Corp. *	59,277	3,182,582
Cigna Group (The)	33,172	9,639,120
CVS Health Corp.	159,810	13,310,575
Elevance Health, Inc.	28,043	10,555,946
HCA Healthcare, Inc.	20,490	8,901,881
Humana, Inc.	15,193	3,592,233
Labcorp Holdings, Inc.	10,593	2,720,282
McKesson Corp.	15,611	12,726,087
Quest Diagnostics, Inc.	14,032	2,725,014
UnitedHealth Group, Inc.	114,609	42,460,342
		122,759,558
Health Care REITs — 0.3%
Ventas, Inc.	56,558	4,969,186
Welltower, Inc.	88,085	19,144,394
		24,113,580
INVESTMENTS	SHARES	VALUE($)

Health Care Technology — 0.0% ^
Veeva Systems, Inc., Class A *	18,938	2,953,760
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A *	52,876	7,421,675
Booking Holdings, Inc.	100,536	16,926,241
Carnival Corp.	144,800	3,838,648
Chipotle Mexican Grill, Inc., Class A *	166,037	5,643,598
Darden Restaurants, Inc.	14,808	2,969,893
Domino's Pizza, Inc.	4,001	1,358,019
DoorDash, Inc., Class A *	47,071	7,938,524
Expedia Group, Inc.	14,747	3,662,712
Flutter Entertainment plc *	20,960	2,262,213
Hilton Worldwide Holdings, Inc.	27,573	8,935,582
Las Vegas Sands Corp.	39,234	2,142,569
Marriott International, Inc., Class A	27,927	10,100,917
McDonald's Corp.	89,829	26,372,896
Royal Caribbean Cruises Ltd.	31,934	8,422,912
Starbucks Corp.	143,583	15,123,597
Yum! Brands, Inc.	35,439	5,657,836
		128,777,832
Household Durables — 0.2%
DR Horton, Inc.	32,858	5,055,532
Garmin Ltd.	20,448	5,135,311
Lennar Corp., Class A	26,524	2,395,117
Lennar Corp., Class B (b)	1,199	105,968
NVR, Inc. *	327	2,065,289
PulteGroup, Inc.	24,591	3,008,955
		17,766,172
Household Products — 0.8%
Church & Dwight Co., Inc.	30,364	2,947,130
Clorox Co. (The)	15,674	1,511,601
Colgate-Palmolive Co.	102,493	8,748,802
Kimberly-Clark Corp.	42,093	4,143,214
Procter & Gamble Co. (The)	293,866	43,224,750
		60,575,497
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	42,691	6,738,347
Industrial Conglomerates — 0.3%
3M Co.	67,365	9,870,320
Honeywell International, Inc.	80,279	17,206,198
		27,076,518
Industrial REITs — 0.2%
Prologis, Inc.	117,496	16,686,782
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 1.6%
Aflac, Inc.	59,578	6,772,231
Allstate Corp. (The)	32,785	7,122,869
American International Group, Inc.	67,785	5,070,318
Aon plc, Class A	27,173	8,468,465
Arch Capital Group Ltd. *	45,296	4,278,660
Arthur J Gallagher & Co.	32,154	6,636,586
Brown & Brown, Inc.	35,144	2,113,912
Chubb Ltd.	46,277	15,132,579
Cincinnati Financial Corp.	19,579	3,203,124
Fidelity National Financial, Inc.	32,563	1,703,045
Hartford Insurance Group, Inc. (The)	34,850	4,767,829
Loews Corp.	22,097	2,488,343
Markel Group, Inc. *	1,498	2,655,160
Marsh & McLennan Cos., Inc.	61,323	10,284,480
MetLife, Inc.	69,914	5,600,111
Principal Financial Group, Inc.	28,297	2,855,450
Progressive Corp. (The)	73,902	14,874,995
Prudential Financial, Inc.	44,192	4,335,677
Travelers Cos., Inc. (The)	27,458	8,378,534
Willis Towers Watson plc	11,623	2,977,813
WR Berkley Corp.	36,303	2,426,130
		122,146,311
Interactive Media & Services — 8.9%
Alphabet, Inc., Class A	736,201	283,290,145
Alphabet, Inc., Class C	639,951	244,422,885
Meta Platforms, Inc., Class A	276,571	169,236,560
Pinterest, Inc., Class A *	75,257	1,479,553
		698,429,143
IT Services — 0.9%
Accenture plc, Class A	77,742	13,893,273
Cloudflare, Inc., Class A *	39,139	8,022,321
Cognizant Technology Solutions Corp., Class A	61,023	3,228,117
CoreWeave, Inc., Class A *	31,726	3,540,622
Gartner, Inc. *	8,800	1,306,712
GoDaddy, Inc., Class A *	17,036	1,478,554
International Business Machines Corp.	118,186	27,298,602
MongoDB, Inc., Class A *	9,923	2,488,986
Okta, Inc. *	20,940	1,542,231
Snowflake, Inc., Class A *	42,196	5,758,488
Twilio, Inc., Class A *	18,440	2,730,226
VeriSign, Inc.	10,072	2,705,944
		73,994,076
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	36,035	4,163,844
Danaher Corp.	81,455	14,576,372
Illumina, Inc. *	19,286	2,444,308
IQVIA Holdings, Inc. *	21,315	3,375,657
Mettler-Toledo International, Inc. *	2,567	3,277,058
Thermo Fisher Scientific, Inc.	47,504	22,752,516
Waters Corp. *	12,397	3,833,524
West Pharmaceutical Services, Inc.	9,072	2,699,736
		57,123,015
Machinery — 1.8%
Caterpillar, Inc.	58,823	52,358,940
Cummins, Inc.	17,374	11,658,128
Deere & Co.	31,541	18,605,090
Dover Corp.	17,352	3,928,666
Fortive Corp.	40,120	2,398,775
Illinois Tool Works, Inc.	36,569	9,435,168
Ingersoll Rand, Inc.	49,859	3,981,740
Otis Worldwide Corp.	49,167	3,829,126
PACCAR, Inc.	65,030	7,725,564
Parker-Hannifin Corp.	15,328	13,939,590
Pentair plc	20,876	1,684,902
Snap-on, Inc.	6,426	2,463,728
Westinghouse Air Brake Technologies Corp.	21,610	5,832,323
Xylem, Inc.	30,451	3,598,090
		141,439,830
Media — 0.1%
Charter Communications, Inc., Class A * (b)	11,395	1,882,112
Fox Corp., Class A	25,401	1,612,710
Fox Corp., Class B	17,464	995,797
News Corp., Class A	47,841	1,259,175
News Corp., Class B (b)	13,051	397,794
Omnicom Group, Inc.	39,171	3,005,199
Trade Desk, Inc. (The), Class A *	56,350	1,329,297
		10,482,084
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	181,584	10,491,923
Newmont Corp.	137,557	15,281,207
Nucor Corp.	28,858	6,501,419
Southern Copper Corp. (Mexico)	11,606	1,992,634
Steel Dynamics, Inc.	17,242	3,942,556
		38,209,739
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	90,666	2,076,251
Multi-Utilities — 0.6%
Ameren Corp.	34,091	3,874,442
CenterPoint Energy, Inc.	82,456	3,599,205
CMS Energy Corp.	37,685	2,891,947
Consolidated Edison, Inc.	45,572	5,080,822
Dominion Energy, Inc.	107,768	6,951,036
DTE Energy Co.	26,043	3,950,463
NiSource, Inc.	58,976	2,847,361
Public Service Enterprise Group, Inc.	62,952	5,140,660
Sempra	82,436	7,841,312
WEC Energy Group, Inc.	39,702	4,682,454
		46,859,702
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	27,152	7,465,442
Chevron Corp.	233,535	45,144,651
ConocoPhillips	156,110	19,635,516
Coterra Energy, Inc.	95,753	3,438,490
Devon Energy Corp.	74,577	3,831,020
Diamondback Energy, Inc.	23,314	4,794,058
EOG Resources, Inc.	68,883	9,682,883
EQT Corp.	78,294	4,703,904
Expand Energy Corp.	28,776	2,939,468
Exxon Mobil Corp.	526,367	81,234,219
Kinder Morgan, Inc.	248,473	8,167,308
Marathon Petroleum Corp.	36,526	9,069,041
Occidental Petroleum Corp.	82,792	5,015,539
ONEOK, Inc.	78,504	7,258,480
Phillips 66	50,850	9,109,778
Targa Resources Corp.	26,922	7,001,874
Texas Pacific Land Corp.	7,208	3,197,973
Valero Energy Corp.	38,461	9,714,479
Williams Cos., Inc. (The)	153,594	11,720,758
		253,124,881
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	82,323	5,597,141
Southwest Airlines Co.	57,982	2,198,677
United Airlines Holdings, Inc. *	41,310	3,717,900
		11,513,718
INVESTMENTS	SHARES	VALUE($)

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	30,703	2,355,227
Kenvue, Inc.	219,147	3,841,647
		6,196,874
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	257,295	15,589,504
Eli Lilly & Co.	100,662	94,078,705
Johnson & Johnson	304,405	69,967,490
Merck & Co., Inc.	313,862	34,267,453
Pfizer, Inc.	716,606	19,133,380
Royalty Pharma plc, Class A	44,407	2,224,347
Zoetis, Inc.	53,725	6,176,763
		241,437,642
Professional Services — 0.4%
Automatic Data Processing, Inc.	50,866	10,780,540
Broadridge Financial Solutions, Inc.	14,811	2,280,598
Equifax, Inc.	15,570	2,708,246
Jacobs Solutions, Inc.	14,830	1,919,150
Leidos Holdings, Inc.	15,299	2,282,917
Paychex, Inc.	40,935	3,791,809
SS&C Technologies Holdings, Inc.	27,218	1,886,207
TransUnion	24,464	1,736,944
Verisk Analytics, Inc., Class A	17,748	3,274,329
		30,660,740
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	37,583	5,364,221
CoStar Group, Inc. *	50,331	1,741,956
Zillow Group, Inc., Class A *	6,375	284,389
Zillow Group, Inc., Class C *	21,252	943,589
		8,334,155
Residential REITs — 0.2%
AvalonBay Communities, Inc.	17,287	3,163,521
Equity Residential	43,413	2,838,342
Essex Property Trust, Inc.	7,741	2,037,509
Invitation Homes, Inc.	70,493	2,028,084
Mid-America Apartment Communities, Inc.	14,722	1,901,788
Sun Communities, Inc.	13,941	1,782,217
		13,751,461
Retail REITs — 0.2%
Kimco Realty Corp.	85,902	2,030,723
Realty Income Corp.	112,606	7,233,810
Simon Property Group, Inc.	41,051	8,362,499
		17,627,032
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 16.5%
Advanced Micro Devices, Inc. *	205,765	72,941,635
Analog Devices, Inc.	61,737	24,834,326
Applied Materials, Inc.	100,262	39,552,356
Astera Labs, Inc. *	17,445	3,397,239
Broadcom, Inc.	588,152	245,512,289
Credo Technology Group Holding Ltd. *	20,447	3,557,983
Entegris, Inc.	18,960	2,680,565
First Solar, Inc. *	12,873	2,598,930
Intel Corp. *	549,532	51,919,783
KLA Corp.	16,584	29,027,804
Lam Research Corp.	158,673	40,915,420
Marvell Technology, Inc.	110,123	18,186,814
Microchip Technology, Inc.	68,405	6,355,509
Micron Technology, Inc.	142,174	73,526,706
Monolithic Power Systems, Inc.	5,787	9,342,591
NVIDIA Corp.	2,962,822	591,290,586
NXP Semiconductors NV (Netherlands)	30,599	8,983,560
ON Semiconductor Corp. *	50,833	5,124,475
QUALCOMM, Inc.	135,047	24,251,740
Teradyne, Inc.	19,775	6,792,119
Texas Instruments, Inc.	114,855	32,283,443
		1,293,075,873
Software — 8.1%
Adobe, Inc. *	51,914	12,776,035
AppLovin Corp., Class A *	26,920	12,015,742
Atlassian Corp., Class A *	21,048	1,443,682
Autodesk, Inc. *	26,902	6,375,774
Bentley Systems, Inc., Class B	16,926	552,126
Cadence Design Systems, Inc. *	34,378	11,330,645
Circle Internet Group, Inc. *	5,635	512,109
Crowdstrike Holdings, Inc., Class A *	30,784	13,721,968
Datadog, Inc., Class A *	38,807	5,129,897
Docusign, Inc., Class A *	25,665	1,180,333
Dynatrace, Inc. *	37,589	1,361,098
Fair Isaac Corp. *	2,939	3,012,475
Fortinet, Inc. *	79,579	6,709,305
Gen Digital, Inc.	71,771	1,384,463
HubSpot, Inc. *	6,292	1,395,314
Intuit, Inc.	34,451	13,384,213
Microsoft Corp.	939,005	382,907,459
Oracle Corp.	214,787	34,664,474
Palantir Technologies, Inc., Class A *	279,263	38,848,276
Palo Alto Networks, Inc. *	101,337	18,171,751
PTC, Inc. *	15,052	2,051,588
INVESTMENTS	SHARES	VALUE($)

Software — continued
Roper Technologies, Inc.	13,451	4,772,549
Salesforce, Inc.	114,705	20,248,874
ServiceNow, Inc. *	132,267	11,680,499
Strategy, Inc., Class A *	39,536	6,541,231
Synopsys, Inc. *	24,170	11,664,442
Trimble, Inc. *	30,143	2,029,227
Tyler Technologies, Inc. *	5,418	1,848,297
Workday, Inc., Class A *	26,850	3,286,440
Zoom Communications, Inc., Class A *	30,304	2,944,034
Zscaler, Inc. *	12,483	1,631,278
		635,575,598
Specialized REITs — 0.8%
American Tower Corp.	58,958	10,772,216
Crown Castle, Inc.	52,207	4,634,937
Digital Realty Trust, Inc.	40,606	8,159,370
Equinix, Inc.	12,364	13,388,110
Extra Space Storage, Inc.	25,853	3,705,511
Iron Mountain, Inc.	37,306	4,700,183
Public Storage	19,998	6,048,395
SBA Communications Corp.	13,622	3,013,186
VICI Properties, Inc., Class A	133,304	3,892,477
Weyerhaeuser Co.	87,506	2,145,647
		60,460,032
Specialty Retail — 1.6%
AutoZone, Inc. *	2,100	7,778,463
Best Buy Co., Inc.	24,661	1,491,744
Burlington Stores, Inc. *	7,911	2,531,599
Carvana Co., Class A *	17,449	6,906,314
Home Depot, Inc. (The)	125,695	41,328,516
Lowe's Cos., Inc.	70,802	16,906,809
O'Reilly Automotive, Inc. *	106,382	10,574,371
Ross Stores, Inc.	40,297	9,179,254
TJX Cos., Inc. (The)	140,289	21,990,301
Tractor Supply Co.	64,332	2,258,053
Ulta Beauty, Inc. *	5,609	3,014,725
		123,960,149
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	1,854,621	503,251,408
Dell Technologies, Inc., Class C	38,117	7,964,547
Everpure, Inc., Class A *	38,807	2,772,760
Hewlett Packard Enterprise Co.	166,105	4,778,841
HP, Inc.	119,000	2,482,340
NetApp, Inc.	24,339	2,696,031
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Technology Holdings plc	28,263	19,039,087
Super Micro Computer, Inc. *	66,708	1,827,799
Western Digital Corp.	42,695	18,551,832
		563,364,645
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	12,947	1,782,802
NIKE, Inc., Class B	142,577	6,324,716
		8,107,518
Tobacco — 0.6%
Altria Group, Inc.	212,421	15,432,386
Philip Morris International, Inc.	196,633	32,458,209
		47,890,595
Trading Companies & Distributors — 0.4%
Fastenal Co.	144,413	6,488,476
Ferguson Enterprises, Inc.	25,354	6,787,519
United Rentals, Inc.	8,040	7,717,114
Watsco, Inc.	4,404	1,928,248
WW Grainger, Inc.	5,655	6,567,434
		29,488,791
Water Utilities — 0.0% ^
American Water Works Co., Inc.	24,613	3,160,801
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	60,035	11,736,843
Total Common Stocks (Cost $5,729,777,821)		7,806,326,025
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ *	1,730	—
Hologic, Inc., CVR ‡ *	27,917	279
Total Rights (Cost $1,764)		279
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d) (Cost $37,600,694)	37,600,694	37,600,694
INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $2,052,158)	2,052,158	2,052,158
Total Short-Term Investments (Cost $39,652,852)		39,652,852
Total Investments — 99.9% (Cost $5,769,432,437)		7,845,979,156
Other Assets in Excess of Liabilities — 0.1%		4,180,948
NET ASSETS — 100.0%		7,850,160,104

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $2,081,464.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	112	06/18/2026	USD	40,538,400	3,049,759

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Aerospace & Defense — 3.2%
AeroVironment, Inc. * (a)	15,125	2,949,677
Archer Aviation, Inc., Class A * (a)	203,174	1,166,219
ATI, Inc. *	54,452	8,465,108
BWX Technologies, Inc.	37,085	8,024,823
Carpenter Technology Corp.	19,261	8,247,560
Curtiss-Wright Corp.	14,926	10,749,705
Hexcel Corp.	30,745	2,886,033
Huntington Ingalls Industries, Inc.	15,884	5,786,382
Karman Holdings, Inc. *	14,369	976,805
Kratos Defense & Security Solutions, Inc. *	73,473	4,632,473
Leonardo DRS, Inc.	29,898	1,214,756
Loar Holdings, Inc. * (a)	9,335	523,880
StandardAero, Inc. *	45,178	1,123,125
Woodward, Inc.	23,910	8,679,091
		65,425,637
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	47,765	8,684,155
GXO Logistics, Inc. *	47,343	2,704,705
		11,388,860
Automobile Components — 0.7%
Autoliv, Inc. (Sweden)	27,501	3,188,191
BorgWarner, Inc.	84,480	4,812,826
Gentex Corp.	85,448	1,974,703
Lear Corp.	21,696	2,758,212
QuantumScape Corp. * (a)	185,475	1,352,113
		14,086,045
Automobiles — 0.3%
Lucid Group, Inc. * (a)	57,991	369,403
Rivian Automotive, Inc., Class A *	305,586	5,011,610
Thor Industries, Inc.	20,748	1,639,922
		7,020,935
Banks — 3.6%
Bank OZK	41,028	1,975,909
BOK Financial Corp. (a)	8,244	1,102,965
Columbia Banking System, Inc.	115,037	3,405,095
Commerce Bancshares, Inc.	55,564	2,890,995
Cullen/Frost Bankers, Inc.	24,395	3,535,567
First Financial Bankshares, Inc.	48,801	1,574,808
First Horizon Corp.	195,556	4,881,078
FNB Corp.	131,001	2,338,368
Glacier Bancorp, Inc.	49,566	2,431,212
Hancock Whitney Corp.	32,920	2,222,429
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Home BancShares, Inc.	74,692	2,006,974
Old National Bancorp	140,197	3,360,522
Pinnacle Financial Partners, Inc.	59,747	5,911,368
Popular, Inc. (Puerto Rico)	26,080	3,920,606
Prosperity Bancshares, Inc.	36,646	2,552,394
SouthState Bank Corp.	39,435	3,851,616
TFS Financial Corp. (a)	21,378	321,525
UMB Financial Corp.	29,071	3,667,888
United Bankshares, Inc.	56,871	2,491,519
Valley National Bancorp	181,619	2,464,570
Webster Financial Corp.	65,675	4,752,243
Western Alliance Bancorp	44,736	3,647,773
Wintrust Financial Corp.	25,571	3,850,226
Zions Bancorp NA	57,330	3,635,869
		72,793,519
Beverages — 0.7%
Brown-Forman Corp., Class A (a)	17,851	469,124
Brown-Forman Corp., Class B	118,524	3,054,364
Celsius Holdings, Inc. *	66,283	2,225,120
Coca-Cola Consolidated, Inc.	21,181	4,343,588
Molson Coors Beverage Co., Class B	68,390	2,922,989
Primo Brands Corp.	83,303	1,697,715
		14,712,900
Biotechnology — 4.2%
Alkermes plc *	63,856	2,152,586
BioMarin Pharmaceutical, Inc. *	77,243	4,164,170
Bridgebio Pharma, Inc. *	56,781	4,037,697
CRISPR Therapeutics AG (Switzerland) * (a)	38,080	1,993,107
Cytokinetics, Inc. *	47,609	3,045,548
Exelixis, Inc. *	102,183	4,543,056
Halozyme Therapeutics, Inc. *	50,060	3,186,820
Ionis Pharmaceuticals, Inc. *	60,227	4,502,571
Madrigal Pharmaceuticals, Inc. *	7,425	3,841,621
Moderna, Inc. *	139,893	6,426,684
Natera, Inc. *	54,813	11,300,248
Neurocrine Biosciences, Inc. *	40,014	5,268,643
Revolution Medicines, Inc. *	75,406	10,867,513
Roivant Sciences Ltd. *	156,591	4,467,541
Summit Therapeutics, Inc. * (a)	45,768	982,181
TG Therapeutics, Inc. *	58,618	1,980,116
United Therapeutics Corp. *	16,087	9,191,307
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Vaxcyte, Inc. *	51,629	2,955,244
Viking Therapeutics, Inc. *	42,871	1,336,718
		86,243,371
Broadline Retail — 0.4%
Dillard's, Inc., Class A	1,606	914,167
Etsy, Inc. *	39,518	2,542,588
Macy's, Inc.	106,334	2,078,830
Ollie's Bargain Outlet Holdings, Inc. *	25,006	2,163,269
		7,698,854
Building Products — 2.2%
A O Smith Corp.	46,201	2,857,070
AAON, Inc. (a)	27,345	2,551,562
Advanced Drainage Systems, Inc.	27,968	4,174,224
Armstrong World Industries, Inc.	17,579	2,995,286
Builders FirstSource, Inc. *	45,954	3,634,502
Carlisle Cos., Inc.	16,632	5,908,684
Fortune Brands Innovations, Inc.	47,208	1,913,812
Modine Manufacturing Co. *	20,048	5,104,822
Owens Corning	34,631	4,271,388
Simpson Manufacturing Co., Inc.	17,009	3,244,127
Trex Co., Inc. *	43,407	1,701,554
UFP Industries, Inc.	24,598	2,201,275
Zurn Elkay Water Solutions Corp.	61,358	3,188,162
		43,746,468
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	11,606	3,419,940
Blue Owl Capital, Inc. (a)	249,716	2,434,731
Cohen & Steers, Inc.	11,174	785,420
Evercore, Inc., Class A	15,140	4,864,331
FactSet Research Systems, Inc.	15,410	3,507,008
Federated Hermes, Inc.	32,717	1,900,531
Franklin Resources, Inc.	115,982	3,475,981
Freedom Holding Corp. (Kazakhstan) * (a)	7,377	1,105,296
Galaxy Digital, Inc., Class A *	75,743	2,078,388
Hamilton Lane, Inc., Class A	15,466	1,422,717
Houlihan Lokey, Inc.	21,915	3,391,346
Invesco Ltd.	138,424	3,628,093
Janus Henderson Group plc	49,063	2,532,141
Jefferies Financial Group, Inc.	64,675	3,118,628
Lazard, Inc.	38,332	1,859,102
MarketAxess Holdings, Inc.	15,045	2,364,924
Morningstar, Inc.	10,271	1,732,820
SEI Investments Co.	38,983	3,534,978
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Stifel Financial Corp.	61,563	4,851,780
TPG, Inc.	51,832	2,260,912
Tradeweb Markets, Inc., Class A	47,023	5,325,355
		59,594,422
Chemicals — 2.6%
Albemarle Corp.	47,508	9,344,824
Axalta Coating Systems Ltd. *	83,651	2,379,034
Balchem Corp.	13,205	2,134,192
Cabot Corp.	20,565	1,582,682
Celanese Corp., Class A	41,749	2,828,912
CF Industries Holdings, Inc.	63,516	7,888,687
Eastman Chemical Co.	46,742	3,416,373
Element Solutions, Inc.	88,663	3,776,157
Mosaic Co. (The)	124,307	2,892,624
NewMarket Corp.	2,925	1,976,189
RPM International, Inc.	52,206	5,319,269
Sensient Technologies Corp.	17,104	1,943,699
Solstice Advanced Materials, Inc.	64,385	5,276,351
Westlake Corp. (a)	13,775	1,587,982
		52,346,975
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A *	25,266	2,002,330
Clean Harbors, Inc. *	20,667	6,462,157
MSA Safety, Inc.	15,053	2,504,669
Tetra Tech, Inc.	101,627	3,284,585
		14,253,741
Communications Equipment — 2.8%
Ciena Corp. *	57,319	30,240,358
Lumentum Holdings, Inc. *	28,847	26,029,225
		56,269,583
Construction & Engineering — 2.2%
AECOM	51,886	4,363,613
API Group Corp. *	153,372	7,012,168
Arcosa, Inc.	18,612	2,353,860
Dycom Industries, Inc. *	11,243	4,655,726
Fluor Corp. *	63,999	3,414,347
MasTec, Inc. *	24,812	9,777,169
Sterling Infrastructure, Inc. *	12,338	6,361,719
Valmont Industries, Inc.	8,135	4,132,905
WillScot Holdings Corp.	74,277	1,681,631
		43,753,138
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction Materials — 0.1%
Eagle Materials, Inc.	12,729	2,674,490
Consumer Finance — 0.7%
Ally Financial, Inc.	111,754	4,960,760
Credit Acceptance Corp. *	2,350	1,186,538
Figure Technology Solutions, Inc., Class A *	12,757	447,771
FirstCash Holdings, Inc.	16,178	3,530,363
OneMain Holdings, Inc.	48,492	2,849,875
SLM Corp. (a)	79,576	1,836,614
		14,811,921
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	146,134	2,462,358
BJ's Wholesale Club Holdings, Inc. *	47,057	4,418,182
Casey's General Stores, Inc.	14,753	12,129,179
Maplebear, Inc. *	74,568	3,157,955
Performance Food Group Co. *	62,928	5,698,760
Sprouts Farmers Market, Inc. *	39,745	3,253,128
US Foods Holding Corp. *	88,819	8,303,688
		39,423,250
Containers & Packaging — 0.9%
AptarGroup, Inc.	26,603	3,290,259
Ball Corp.	101,941	6,226,556
Crown Holdings, Inc.	47,351	4,655,077
Graphic Packaging Holding Co.	111,389	1,061,537
Silgan Holdings, Inc.	35,857	1,454,002
Sonoco Products Co.	39,576	1,977,217
		18,664,648
Distributors — 0.3%
LKQ Corp.	104,402	3,297,015
Pool Corp.	14,917	3,182,095
		6,479,110
Diversified Consumer Services — 0.8%
ADT, Inc.	139,849	1,053,063
Bright Horizons Family Solutions, Inc. *	22,384	1,815,566
Duolingo, Inc., Class A *	15,774	1,736,718
Grand Canyon Education, Inc. *	11,329	1,915,394
H&R Block, Inc.	50,699	1,608,679
Liberty Live Holdings, Inc., Class A *	7,962	726,214
Liberty Live Holdings, Inc., Class C *	18,828	1,762,301
Service Corp. International	57,575	4,665,302
		15,283,237
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	85,064	2,673,562
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc. * (a)	97,309	7,191,135
Liberty Global Ltd., Class A (Belgium) *	67,182	777,968
Liberty Global Ltd., Class C (Belgium) *	52,228	592,266
Lumen Technologies, Inc. *	368,835	3,260,501
		11,821,870
Electric Utilities — 1.0%
IDACORP, Inc. (a)	20,840	3,078,902
OGE Energy Corp.	81,246	3,964,805
Oklo, Inc., Class A * (a)	37,506	2,719,185
Pinnacle West Capital Corp. (a)	48,360	5,015,899
Portland General Electric Co.	44,378	2,304,549
TXNM Energy, Inc.	38,386	2,267,077
		19,350,417
Electrical Equipment — 1.8%
Acuity, Inc.	12,152	3,521,285
EnerSys	14,780	3,151,983
Generac Holdings, Inc. *	24,158	6,262,478
Nextpower, Inc., Class A *	59,384	7,074,416
nVent Electric plc	65,127	9,306,648
Regal Rexnord Corp.	26,860	5,775,706
Sensata Technologies Holding plc	58,116	2,419,950
		37,512,466
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.	15,302	5,874,591
Arrow Electronics, Inc. *	19,188	3,604,082
Avnet, Inc.	31,440	2,594,114
Badger Meter, Inc.	11,881	1,436,532
Belden, Inc.	15,562	1,750,414
Cognex Corp.	65,269	3,623,082
Coherent Corp. *	71,465	22,848,075
Fabrinet (Thailand) *	14,724	10,063,412
Jabil, Inc.	40,408	13,637,296
Littelfuse, Inc.	10,091	4,078,479
Novanta, Inc. *	14,454	1,872,227
Sanmina Corp. *	20,105	4,379,271
TD SYNNEX Corp.	31,136	7,104,613
Vontier Corp.	60,046	2,154,450
		85,020,638
Energy Equipment & Services — 0.9%
NOV, Inc.	146,841	3,004,367
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
TechnipFMC plc (United Kingdom)	154,736	11,693,399
Weatherford International plc	29,645	3,271,326
		17,969,092
Entertainment — 0.7%
Madison Square Garden Sports Corp. *	6,840	2,342,426
Roku, Inc. *	51,856	6,044,335
TKO Group Holdings, Inc.	26,828	4,992,423
Warner Music Group Corp., Class A	55,871	1,579,473
		14,958,657
Financial Services — 2.0%
Affirm Holdings, Inc., Class A *	108,457	6,971,616
Enact Holdings, Inc.	12,773	545,790
Essent Group Ltd.	37,406	2,263,811
Jack Henry & Associates, Inc.	29,542	4,542,082
Jackson Financial, Inc., Class A	26,755	3,097,426
MGIC Investment Corp.	84,768	2,244,657
PennyMac Financial Services, Inc.	11,483	1,036,800
Radian Group, Inc.	57,113	2,046,359
Rocket Cos., Inc., Class A *	357,246	5,222,937
Shift4 Payments, Inc., Class A * (a)	26,740	1,184,047
Toast, Inc., Class A *	211,726	6,038,426
Voya Financial, Inc.	38,910	3,189,064
WEX, Inc. *	12,737	1,914,753
		40,297,768
Food Products — 1.5%
Bunge Global SA	54,683	6,948,569
Campbell's Co. (The) (a)	80,645	1,676,609
Conagra Brands, Inc.	193,496	2,776,668
Darling Ingredients, Inc. *	59,471	3,819,822
Hormel Foods Corp.	117,489	2,522,489
Ingredion, Inc.	25,014	2,795,064
J M Smucker Co. (The)	42,530	4,169,216
Lamb Weston Holdings, Inc.	52,720	2,295,956
Marzetti Co. (The)	8,249	1,074,680
Pilgrim's Pride Corp.	16,810	556,411
Post Holdings, Inc. *	16,721	1,751,525
		30,387,009
Gas Utilities — 0.8%
MDU Resources Group, Inc.	79,299	1,786,606
National Fuel Gas Co.	36,684	3,095,396
New Jersey Resources Corp.	39,380	2,217,488
ONE Gas, Inc.	23,171	2,067,317
INVESTMENTS	SHARES	VALUE($)

Gas Utilities — continued
Southwest Gas Holdings, Inc.	23,876	2,245,538
Spire, Inc.	23,479	2,140,815
UGI Corp.	87,137	3,144,774
		16,697,934
Ground Transportation — 1.6%
Avis Budget Group, Inc. * (a)	7,065	1,276,434
Knight-Swift Transportation Holdings, Inc.	63,625	4,129,262
Landstar System, Inc.	14,146	2,603,854
Lyft, Inc., Class A *	158,699	2,245,591
Ryder System, Inc.	16,468	4,179,084
Saia, Inc. *	10,747	4,823,469
U-Haul Holding Co. *	3,087	158,548
U-Haul Holding Co.	39,279	1,873,216
XPO, Inc. *	47,731	10,507,025
		31,796,483
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc. *	28,776	5,064,864
Baxter International, Inc.	207,856	3,654,108
Glaukos Corp. *	21,490	3,087,468
Globus Medical, Inc., Class A *	46,648	4,206,716
Lantheus Holdings, Inc. *	27,414	2,319,773
Masimo Corp. *	19,091	3,406,407
Merit Medical Systems, Inc. *	23,949	1,632,843
Penumbra, Inc. *	15,077	4,922,339
Solventum Corp. *	56,116	3,779,974
Teleflex, Inc.	18,790	2,328,269
		34,402,761
Health Care Providers & Services — 2.1%
Chemed Corp.	5,910	2,511,632
CorVel Corp. *	11,950	686,647
DaVita, Inc. *	14,233	2,208,108
Encompass Health Corp.	39,035	3,903,500
Ensign Group, Inc. (The)	23,352	4,359,585
Guardant Health, Inc. *	51,031	4,443,779
HealthEquity, Inc. *	34,526	2,832,168
Henry Schein, Inc. *	42,689	3,184,172
Hims & Hers Health, Inc. * (a)	82,352	2,237,504
Molina Healthcare, Inc. *	20,621	4,013,259
Option Care Health, Inc. *	66,356	1,349,017
Tenet Healthcare Corp. *	35,480	6,284,218
Universal Health Services, Inc., Class B	21,577	3,630,762
		41,644,351
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	60,269	2,441,497
Healthcare Realty Trust, Inc., Class A	138,435	2,588,734
Healthpeak Properties, Inc.	282,846	4,573,620
Omega Healthcare Investors, Inc.	116,247	5,460,122
		15,063,973
Health Care Technology — 0.1%
Doximity, Inc., Class A *	52,692	1,287,792
Waystar Holding Corp. *	32,362	691,738
		1,979,530
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	283,581	5,992,067
Ryman Hospitality Properties, Inc.	24,939	2,620,839
		8,612,906
Hotels, Restaurants & Leisure — 2.6%
Aramark	106,139	4,849,491
Boyd Gaming Corp.	22,722	1,975,678
Caesars Entertainment, Inc. *	82,614	2,296,669
Cava Group, Inc. * (a)	39,690	3,707,443
Choice Hotels International, Inc. (a)	10,979	1,087,799
Churchill Downs, Inc.	28,040	2,831,760
DraftKings, Inc., Class A *	197,530	4,606,400
Dutch Bros, Inc., Class A *	46,356	2,665,934
Hilton Grand Vacations, Inc. *	21,721	1,020,236
Hyatt Hotels Corp., Class A (a)	16,348	2,739,434
Life Time Group Holdings, Inc. *	49,015	1,314,092
MGM Resorts International *	76,495	2,978,715
Norwegian Cruise Line Holdings Ltd. *	179,462	3,262,619
Planet Fitness, Inc., Class A *	32,896	2,193,176
Texas Roadhouse, Inc.	27,064	4,357,033
Travel + Leisure Co.	25,917	1,675,793
Vail Resorts, Inc. (a)	14,313	1,820,327
Wingstop, Inc.	11,320	1,857,159
Wyndham Hotels & Resorts, Inc.	29,617	2,410,232
Wynn Resorts Ltd.	33,850	3,625,674
		53,275,664
Household Durables — 1.5%
Champion Homes, Inc. *	21,620	1,648,093
Installed Building Products, Inc.	9,396	2,711,216
KB Home	24,472	1,296,771
Meritage Homes Corp.	27,542	1,854,678
Mohawk Industries, Inc. *	20,009	2,112,150
Somnigroup International, Inc.	75,642	5,738,202
INVESTMENTS	SHARES	VALUE($)

Household Durables — continued
Taylor Morrison Home Corp. *	40,673	2,470,478
Toll Brothers, Inc.	38,435	5,463,151
TopBuild Corp. *	11,308	5,006,052
Whirlpool Corp. (a)	25,714	1,441,527
		29,742,318
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	22,064	462,682
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The)	287,701	4,157,280
Clearway Energy, Inc., Class A	13,563	548,352
Clearway Energy, Inc., Class C	33,387	1,347,499
Ormat Technologies, Inc.	23,233	2,669,472
Talen Energy Corp. *	16,946	6,311,029
		15,033,632
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	101,208	1,237,774
EastGroup Properties, Inc.	21,239	4,273,287
First Industrial Realty Trust, Inc.	48,989	3,037,808
Lineage, Inc.	24,090	888,439
Rexford Industrial Realty, Inc.	95,817	3,438,872
STAG Industrial, Inc.	75,701	2,920,545
Terreno Realty Corp.	40,952	2,670,070
		18,466,795
Insurance — 3.4%
American Financial Group, Inc.	29,023	3,867,895
Assurant, Inc.	20,583	4,863,145
Assured Guaranty Ltd.	17,881	1,464,454
Axis Capital Holdings Ltd.	30,691	3,081,683
Erie Indemnity Co., Class A	10,211	2,235,494
Everest Group Ltd.	17,270	6,161,245
First American Financial Corp.	40,056	2,809,127
Globe Life, Inc.	32,195	4,967,689
Hanover Insurance Group, Inc. (The)	13,971	2,622,217
Kinsale Capital Group, Inc.	8,968	2,902,135
Lincoln National Corp.	68,958	2,607,302
Old Republic International Corp.	93,241	3,724,978
Primerica, Inc.	13,408	3,771,268
Reinsurance Group of America, Inc.	26,681	5,641,964
RenaissanceRe Holdings Ltd. (Bermuda)	17,637	5,414,030
RLI Corp.	33,944	1,757,281
Ryan Specialty Holdings, Inc.	42,550	1,479,464
Selective Insurance Group, Inc.	24,552	2,061,140
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Unum Group	61,096	4,910,897
White Mountains Insurance Group Ltd.	971	2,167,262
		68,510,670
Interactive Media & Services — 0.7%
Match Group, Inc.	99,862	3,736,836
Reddit, Inc., Class A *	51,211	7,539,796
Snap, Inc., Class A *	428,821	2,602,943
Trump Media & Technology Group Corp. * (a)	48,165	440,710
ZoomInfo Technologies, Inc. *	100,105	625,656
		14,945,941
IT Services — 0.6%
Akamai Technologies, Inc. *	56,584	5,827,020
Applied Digital Corp. * (a)	100,406	3,438,906
EPAM Systems, Inc. *	22,408	2,549,582
Kyndryl Holdings, Inc. *	93,729	1,295,335
		13,110,843
Leisure Products — 0.5%
Acushnet Holdings Corp.	11,345	1,098,423
Brunswick Corp.	25,371	2,015,726
Hasbro, Inc.	53,194	5,098,113
Mattel, Inc. *	130,722	1,971,288
		10,183,550
Life Sciences Tools & Services — 1.3%
Avantor, Inc. *	274,096	2,220,178
Bio-Rad Laboratories, Inc., Class A *	7,911	2,216,029
Bio-Techne Corp.	64,089	3,545,404
Bruker Corp.	41,918	1,538,810
Charles River Laboratories International, Inc. *	18,369	3,067,072
Medpace Holdings, Inc. *	9,270	3,880,978
Repligen Corp. *	21,471	2,540,234
Revvity, Inc.	45,990	3,983,654
Sotera Health Co. *	61,793	961,499
Tempus AI, Inc., Class A * (a)	34,176	1,896,084
		25,849,942
Machinery — 5.5%
AGCO Corp.	24,148	2,922,391
Alliance Laundry Holdings, Inc. *	19,005	482,157
Allison Transmission Holdings, Inc.	34,537	4,640,046
Chart Industries, Inc. *	18,211	3,786,067
CNH Industrial NV	357,063	3,824,145
Crane Co.	19,984	3,551,756
INVESTMENTS	SHARES	VALUE($)

Machinery — continued
Donaldson Co., Inc.	46,739	4,120,977
Esab Corp.	22,958	2,256,083
Federal Signal Corp.	24,691	3,040,203
Flowserve Corp.	53,172	3,915,586
Franklin Electric Co., Inc.	16,074	1,610,454
Gates Industrial Corp. plc *	99,102	2,538,002
Graco, Inc.	68,330	5,484,849
IDEX Corp.	29,113	6,342,267
ITT, Inc.	35,126	7,528,907
JBT Marel Corp.	20,912	2,469,707
Lincoln Electric Holdings, Inc.	22,706	6,017,090
Middleby Corp. (The) *	20,391	2,862,081
Mueller Industries, Inc.	44,840	6,072,681
Nordson Corp.	21,068	6,077,064
Oshkosh Corp.	24,329	3,802,623
RBC Bearings, Inc. *	12,539	7,511,989
SPX Technologies, Inc. *	19,979	4,373,603
Stanley Black & Decker, Inc.	62,004	4,846,233
Symbotic, Inc. *	25,348	1,498,067
Timken Co. (The)	25,985	2,881,477
Toro Co. (The)	40,451	3,849,722
Watts Water Technologies, Inc., Class A	11,069	3,322,471
		111,628,698
Marine Transportation — 0.2%
Kirby Corp. *	22,111	3,328,590
Media — 1.1%
EchoStar Corp., Class A * (a)	54,204	6,674,681
Liberty Broadband Corp., Class A *	6,886	264,629
Liberty Broadband Corp., Class C *	42,517	1,636,479
New York Times Co. (The), Class A	63,188	4,993,748
Nexstar Media Group, Inc.	11,105	2,311,395
Paramount Skydance Corp., Class B (a)	358,452	3,670,548
Sirius XM Holdings, Inc.	77,087	2,076,724
		21,628,204
Metals & Mining — 2.1%
Alcoa Corp.	105,777	6,747,515
Cleveland-Cliffs, Inc. *	222,181	2,266,246
Coeur Mining, Inc. *	406,778	7,309,801
Commercial Metals Co.	42,949	2,961,763
Hecla Mining Co.	246,862	4,448,453
MP Materials Corp. * (a)	50,665	3,345,917
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Reliance, Inc.	21,311	7,725,237
Royal Gold, Inc.	32,654	7,620,791
		42,425,723
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	447,516	4,931,626
Rithm Capital Corp.	215,117	2,103,844
Starwood Property Trust, Inc.	139,949	2,569,464
		9,604,934
Multi-Utilities — 0.2%
Black Hills Corp.	29,211	2,199,296
Northwestern Energy Group, Inc.	23,327	1,687,475
		3,886,771
Office REITs — 0.4%
BXP, Inc.	58,506	3,420,261
Cousins Properties, Inc.	63,495	1,626,107
Kilroy Realty Corp. (a)	43,609	1,450,435
Vornado Realty Trust	65,931	1,970,678
		8,467,481
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	128,041	2,798,976
Antero Resources Corp. *	107,165	4,207,298
APA Corp.	145,825	5,939,452
California Resources Corp.	25,920	1,769,299
Centrus Energy Corp., Class A * (a)	7,171	1,512,794
Chord Energy Corp.	24,295	3,537,352
Comstock Resources, Inc. *	28,448	495,564
DT Midstream, Inc.	39,726	5,879,051
HF Sinclair Corp.	61,905	4,160,635
Magnolia Oil & Gas Corp., Class A	71,350	2,157,624
Matador Resources Co.	45,149	2,864,253
Murphy Oil Corp.	53,896	2,250,697
Ovintiv, Inc.	116,690	7,182,269
Permian Resources Corp., Class A	270,445	5,847,021
Range Resources Corp.	97,198	4,228,113
Viper Energy, Inc.	74,899	3,698,513
		58,528,911
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	25,820	1,863,946
Passenger Airlines — 0.3%
Alaska Air Group, Inc. *	44,469	1,739,183
INVESTMENTS	SHARES	VALUE($)

Passenger Airlines — continued
American Airlines Group, Inc. *	262,188	3,070,221
Joby Aviation, Inc. * (a)	247,712	2,276,473
		7,085,877
Personal Care Products — 0.1%
BellRing Brands, Inc. *	47,284	841,655
elf Beauty, Inc. *	20,384	1,303,965
		2,145,620
Pharmaceuticals — 1.1%
Axsome Therapeutics, Inc. *	15,904	3,304,056
Corcept Therapeutics, Inc. *	39,231	1,825,026
Elanco Animal Health, Inc. *	192,503	4,306,292
Jazz Pharmaceuticals plc *	24,126	4,898,060
Viatris, Inc.	466,740	6,973,096
		21,306,530
Professional Services — 1.4%
Amentum Holdings, Inc. *	53,436	1,401,626
Booz Allen Hamilton Holding Corp., Class A	49,463	3,846,738
CACI International, Inc., Class A *	8,902	4,624,945
ExlService Holdings, Inc. *	65,694	2,094,325
Exponent, Inc.	20,493	1,370,777
FTI Consulting, Inc. *	13,087	2,346,499
Genpact Ltd.	60,508	2,102,653
KBR, Inc.	53,509	2,006,052
Maximus, Inc.	22,701	1,489,640
Parsons Corp. *	21,677	1,092,738
Paycom Software, Inc.	20,424	2,588,946
Paylocity Holding Corp. *	17,957	1,894,284
Science Applications International Corp.	19,037	1,842,210
		28,701,433
Real Estate Management & Development — 0.3%
Howard Hughes Holdings, Inc. *	12,636	786,844
Jones Lang LaSalle, Inc. *	19,220	6,114,458
		6,901,302
Residential REITs — 1.0%
American Homes 4 Rent, Class A	124,562	3,966,054
Camden Property Trust	44,001	4,620,985
Equity LifeStyle Properties, Inc.	77,536	4,907,253
Independence Realty Trust, Inc.	90,001	1,467,916
UDR, Inc.	121,419	4,412,367
		19,374,575
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — 1.2%
Agree Realty Corp.	43,870	3,382,816
Brixmor Property Group, Inc.	123,902	3,728,211
Federal Realty Investment Trust	34,795	3,858,766
Kite Realty Group Trust	88,903	2,325,702
NNN REIT, Inc.	76,198	3,336,710
Phillips Edison & Co., Inc.	48,379	1,943,143
Regency Centers Corp.	66,566	5,182,163
		23,757,511
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc. (Japan) *	49,958	2,422,963
Amkor Technology, Inc.	46,059	3,212,615
Cirrus Logic, Inc. *	21,537	3,512,254
Enphase Energy, Inc. *	53,222	1,754,197
Lattice Semiconductor Corp. * (a)	55,767	6,819,189
MACOM Technology Solutions Holdings, Inc. *	25,633	7,218,509
MKS, Inc.	21,350	6,058,062
Onto Innovation, Inc. *	19,909	5,874,350
Qnity Electronics, Inc.	84,717	11,916,293
Qorvo, Inc. *	34,439	3,244,843
Rambus, Inc. *	43,524	5,010,048
Rigetti Computing, Inc. *	118,092	2,060,705
Silicon Laboratories, Inc. *	13,107	2,853,394
Skyworks Solutions, Inc.	60,250	4,227,742
Universal Display Corp.	19,153	1,668,035
		67,853,199
Software — 3.0%
Aurora Innovation, Inc. * (a)	476,665	2,802,790
Bill Holdings, Inc. *	33,870	1,287,060
BitMine Immersion Technologies, Inc.	183,405	3,924,867
BlackLine, Inc. *	19,641	613,781
Box, Inc., Class A *	58,034	1,404,423
CCC Intelligent Solutions Holdings, Inc. *	206,311	1,081,070
Commvault Systems, Inc. *	17,728	1,752,945
Dolby Laboratories, Inc., Class A	24,729	1,586,118
Dropbox, Inc., Class A *	67,750	1,645,647
D-Wave Quantum, Inc. (Canada) * (a)	145,013	2,940,863
Elastic NV *	35,577	1,651,840
Gitlab, Inc., Class A *	53,197	1,177,781
Guidewire Software, Inc. *	33,766	4,672,877
Hut 8 Corp. *	37,874	2,870,092
InterDigital, Inc.	9,689	2,873,370
Manhattan Associates, Inc. *	24,530	3,382,442
Nutanix, Inc., Class A *	103,648	4,238,167
INVESTMENTS	SHARES	VALUE($)

Software — continued
Pegasystems, Inc.	37,114	1,356,517
Procore Technologies, Inc. *	47,781	2,703,449
Qualys, Inc. *	14,186	1,233,189
Rubrik, Inc., Class A *	60,197	3,201,276
SailPoint, Inc. * (a)	24,384	278,465
Samsara, Inc., Class A *	123,499	3,549,361
SentinelOne, Inc., Class A *	133,986	1,897,242
ServiceTitan, Inc., Class A *	22,069	1,312,223
UiPath, Inc., Class A *	173,446	1,786,494
Unity Software, Inc. *	130,116	3,437,665
Workiva, Inc. *	21,013	1,123,775
		61,785,789
Specialized REITs — 0.8%
CubeSmart	92,493	3,744,117
EPR Properties	30,496	1,701,982
Gaming and Leisure Properties, Inc.	106,913	5,181,004
Lamar Advertising Co., Class A	35,278	4,862,719
		15,489,822
Specialty Retail — 2.6%
Asbury Automotive Group, Inc. *	7,352	1,497,529
AutoNation, Inc. *	10,552	2,241,034
Bath & Body Works, Inc.	83,076	1,614,997
CarMax, Inc. *	57,290	2,252,070
Chewy, Inc., Class A *	95,906	2,437,930
Dick's Sporting Goods, Inc. (a)	26,430	5,997,496
Five Below, Inc. *	21,883	5,156,948
Floor & Decor Holdings, Inc., Class A * (a)	42,538	2,058,839
GameStop Corp., Class A * (a)	165,004	4,116,850
Gap, Inc. (The)	95,784	2,355,329
Group 1 Automotive, Inc.	4,778	1,705,125
Lithia Motors, Inc., Class A	9,257	2,685,641
Murphy USA, Inc.	7,340	4,315,920
Penske Automotive Group, Inc.	8,043	1,379,535
Valvoline, Inc. *	51,506	1,711,544
Wayfair, Inc., Class A *	40,169	2,568,004
Williams-Sonoma, Inc.	48,330	8,757,879
		52,852,670
Technology Hardware, Storage & Peripherals — 3.4%
IonQ, Inc. * (a)	141,986	6,406,409
Sandisk Corp. *	56,581	62,041,632
		68,448,041
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc. *	20,300	2,070,194
Deckers Outdoor Corp. *	57,408	5,867,097
PVH Corp.	19,286	1,763,512
Ralph Lauren Corp.	15,612	5,599,088
Tapestry, Inc.	83,891	12,167,551
VF Corp.	133,455	2,526,303
		29,993,745
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	15,675	4,792,631
Core & Main, Inc., Class A *	68,107	3,430,549
GATX Corp.	14,248	2,791,468
Herc Holdings, Inc.	12,530	1,590,308
MSC Industrial Direct Co., Inc., Class A	16,117	1,648,286
QXO, Inc. * (a)	272,138	5,461,810
Rush Enterprises, Inc., Class A	25,423	1,882,065
Rush Enterprises, Inc., Class B	3,160	230,238
SiteOne Landscape Supply, Inc. *	18,049	2,275,076
WESCO International, Inc.	19,420	6,779,910
		30,882,341
Water Utilities — 0.2%
Essential Utilities, Inc.	101,500	3,877,300
Total Common Stocks (Cost $1,635,310,470)		2,008,261,571
Short-Term Investments — 5.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $19,526,914)	19,526,914	19,526,914
INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 4.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $81,413,472)	81,413,472	81,413,472
Total Short-Term Investments (Cost $100,940,386)		100,940,386
Total Investments — 103.9% (Cost $1,736,250,856)		2,109,201,957
Liabilities in Excess of Other Assets — (3.9)%		(79,107,978)
NET ASSETS — 100.0%		2,030,093,979

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $82,932,924.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	58	06/18/2026	USD	21,178,120	1,466,901

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 1.3%
AAR Corp. *	14,281	1,576,194
Cadre Holdings, Inc.	9,441	279,926
Firefly Aerospace, Inc. * (a)	10,347	358,006
Mercury Systems, Inc. *	19,950	1,574,255
Moog, Inc., Class A	10,890	3,281,266
V2X, Inc. *	6,598	447,410
Voyager Technologies, Inc., Class A * (a)	4,974	131,363
VSE Corp.	9,916	1,702,379
		9,350,799
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A	21,694	950,848
Automobile Components — 1.5%
Adient plc *	29,853	628,406
Dana, Inc.	40,680	1,482,786
Dorman Products, Inc. *	10,094	1,135,676
Garrett Motion, Inc. (Switzerland)	44,841	1,148,378
Gentherm, Inc. *	11,435	344,193
Goodyear Tire & Rubber Co. (The) *	99,491	704,396
Kodiak AI, Inc. * (a)	36,682	311,063
LCI Industries	9,335	1,112,919
Mobileye Global, Inc., Class A (Israel) *	59,917	520,679
Patrick Industries, Inc.	12,466	1,159,338
Phinia, Inc.	15,123	1,091,124
Visteon Corp.	9,491	1,060,240
		10,699,198
Automobiles — 0.2%
Harley-Davidson, Inc.	45,341	1,083,197
Winnebago Industries, Inc.	9,564	311,882
		1,395,079
Banks — 9.4%
1st Source Corp.	7,176	527,651
Ameris Bancorp	24,094	2,054,013
Associated Banc-Corp.	63,412	1,785,682
Atlantic Union Bankshares Corp.	50,803	1,912,733
Axos Financial, Inc. *	19,065	1,838,629
Banc of California, Inc.	47,438	888,514
BancFirst Corp.	7,984	891,094
Bancorp, Inc. (The) *	16,020	958,477
Bank of Hawaii Corp.	15,117	1,201,953
BankUnited, Inc.	27,131	1,261,049
Banner Corp.	12,143	812,488
Beacon Financial Corp.	31,419	896,384
Cathay General Bancorp	24,685	1,383,101
INVESTMENTS	SHARES	VALUE($)

Banks — continued
City Holding Co.	5,461	671,485
Columbia Financial, Inc. *	10,512	202,146
Community Financial System, Inc.	19,681	1,246,988
Customers Bancorp, Inc. *	12,252	934,460
CVB Financial Corp.	61,088	1,244,363
Dime Community Bancshares, Inc.	15,689	563,078
Eastern Bankshares, Inc.	82,122	1,661,328
Enterprise Financial Services Corp.	14,014	810,289
FB Financial Corp.	15,106	816,781
First Bancorp	14,973	864,541
First BanCorp (Puerto Rico)	56,474	1,371,189
First Busey Corp.	33,148	868,478
First Commonwealth Financial Corp.	36,696	675,573
First Financial Bancorp	35,736	1,082,086
First Hawaiian, Inc.	46,484	1,268,083
First Interstate BancSystem, Inc., Class A	33,941	1,204,566
First Merchants Corp.	22,378	904,966
Flagstar Bank NA	115,344	1,611,356
Fulton Financial Corp.	74,858	1,616,184
German American Bancorp, Inc.	14,140	609,010
Hilltop Holdings, Inc.	15,659	589,874
Hope Bancorp, Inc.	47,208	587,740
Independent Bank Corp.	18,327	1,429,323
International Bancshares Corp.	20,646	1,481,144
Lakeland Financial Corp.	9,689	586,378
Live Oak Bancshares, Inc.	13,740	516,624
Mechanics Bancorp	18,394	271,587
National Bank Holdings Corp., Class A	16,033	684,609
NBT Bancorp, Inc.	18,967	828,668
Nicolet Bankshares, Inc.	7,019	1,028,143
Northwest Bancshares, Inc.	50,780	702,287
OceanFirst Financial Corp.	21,281	405,829
OFG Bancorp (Puerto Rico)	16,146	742,070
Origin Bancorp, Inc.	11,389	533,233
Park National Corp.	5,656	973,907
Pathward Financial, Inc.	8,368	726,677
Preferred Bank	4,575	433,390
Provident Financial Services, Inc.	46,591	1,056,684
Renasant Corp.	35,506	1,416,334
Republic Bancorp, Inc., Class A	3,226	244,305
S&T Bancorp, Inc.	13,357	589,444
Seacoast Banking Corp. of Florida	37,280	1,173,202
ServisFirst Bancshares, Inc.	20,888	1,663,103
Simmons First National Corp., Class A	52,687	1,120,126
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Stellar Bancorp, Inc.	18,982	712,964
Stock Yards Bancorp, Inc.	10,060	727,640
Texas Capital Bancshares, Inc. *	16,570	1,668,599
Towne Bank	33,936	1,206,764
TriCo Bancshares	11,618	584,037
Triumph Financial, Inc. *	8,324	563,368
Trustmark Corp.	21,970	974,809
United Community Banks, Inc.	43,679	1,455,821
WaFd, Inc.	29,071	1,029,113
WesBanco, Inc.	34,826	1,197,318
Westamerica BanCorp	9,210	504,892
WSFS Financial Corp.	20,536	1,477,976
		68,526,700
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A *	3,059	725,105
National Beverage Corp. *	10,295	352,295
Vita Coco Co., Inc. (The) *	15,800	1,042,642
		2,120,042
Biotechnology — 8.1%
ACADIA Pharmaceuticals, Inc. *	47,683	1,070,483
ADMA Biologics, Inc. *	90,151	924,048
Agios Pharmaceuticals, Inc. *	22,172	620,816
Apellis Pharmaceuticals, Inc. *	30,770	1,260,031
Apogee Therapeutics, Inc. *	15,226	1,262,083
Arcus Biosciences, Inc. *	32,503	828,827
Arcutis Biotherapeutics, Inc. *	41,766	969,807
Ardelyx, Inc. *	85,753	542,816
Arrowhead Pharmaceuticals, Inc. *	46,300	3,402,124
Aurinia Pharmaceuticals, Inc. (Canada) *	45,938	706,756
Beam Therapeutics, Inc. *	35,281	1,070,073
BioCryst Pharmaceuticals, Inc. *	81,871	749,938
Biohaven Ltd. *	45,286	434,293
Catalyst Pharmaceuticals, Inc. *	44,113	1,240,899
Celcuity, Inc. *	9,324	1,131,467
Celldex Therapeutics, Inc. *	24,795	815,260
CG oncology, Inc. *	22,855	1,525,343
Cogent Biosciences, Inc. *	45,155	1,616,097
Denali Therapeutics, Inc. *	55,222	1,033,756
Dianthus Therapeutics, Inc. *	14,250	1,251,150
Disc Medicine, Inc. *	10,028	661,347
Dyne Therapeutics, Inc. *	51,630	906,107
GRAIL, Inc. *	9,665	526,549
Ideaya Biosciences, Inc. *	32,474	944,993
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
ImmunityBio, Inc. * (a)	128,026	908,985
Immunovant, Inc. * (a)	30,298	822,439
Intellia Therapeutics, Inc. *	43,955	592,513
Janux Therapeutics, Inc. *	14,865	213,610
Krystal Biotech, Inc. *	9,992	2,620,502
Kymera Therapeutics, Inc. *	20,749	1,682,121
MannKind Corp. *	114,273	323,393
Mineralys Therapeutics, Inc. *	19,142	510,134
Mirum Pharmaceuticals, Inc. *	19,108	1,859,399
Nuvalent, Inc., Class A *	17,339	1,738,755
Praxis Precision Medicines, Inc. *	8,664	2,762,343
Precigen, Inc. *	71,286	296,550
Protagonist Therapeutics, Inc. *	20,237	2,002,856
PTC Therapeutics, Inc. *	27,276	1,774,577
Recursion Pharmaceuticals, Inc., Class A * (a)	189,563	655,888
Rhythm Pharmaceuticals, Inc. *	20,187	1,642,414
Sarepta Therapeutics, Inc. *	39,075	815,886
Scholar Rock Holding Corp. *	31,295	1,458,660
Sionna Therapeutics, Inc. *	4,592	177,710
Soleno Therapeutics, Inc. *	16,468	869,840
Spyre Therapeutics, Inc. *	24,522	1,825,663
Stoke Therapeutics, Inc. *	13,588	444,599
Syndax Pharmaceuticals, Inc. *	30,651	656,851
Travere Therapeutics, Inc. *	32,277	1,359,507
Twist Bioscience Corp. *	22,958	1,341,895
Ultragenyx Pharmaceutical, Inc. *	34,325	847,484
uniQure NV (Netherlands) *	20,360	406,182
Vera Therapeutics, Inc. *	20,911	744,641
Veracyte, Inc. *	27,742	913,267
Vericel Corp. *	19,378	672,998
Viridian Therapeutics, Inc. *	31,418	423,515
Xencor, Inc. *	22,818	272,219
Zenas Biopharma, Inc. *	9,928	191,809
		59,324,268
Broadline Retail — 0.0% ^
Pattern Group, Inc., Class A *	12,428	167,405
Building Products — 1.3%
AZZ, Inc.	10,896	1,558,564
CSW Industrials, Inc.	6,365	1,853,488
Gibraltar Industries, Inc. *	11,297	440,922
Griffon Corp.	15,427	1,406,480
Hayward Holdings, Inc. *	77,865	1,168,754
Janus International Group, Inc. *	41,802	217,370
Masterbrand, Inc. *	46,880	420,982
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Resideo Technologies, Inc. *	53,714	2,222,148
Tecnoglass, Inc.	9,221	397,241
		9,685,949
Capital Markets — 2.5%
Acadian Asset Management, Inc.	10,642	716,739
Artisan Partners Asset Management, Inc., Class A	26,935	1,008,446
BGC Group, Inc., Class A	136,663	1,534,725
DigitalBridge Group, Inc.	58,526	910,665
Donnelley Financial Solutions, Inc. *	9,232	464,370
Miami International Holdings, Inc. *	6,417	298,326
Moelis & Co., Class A	28,698	1,868,814
Piper Sandler Cos.	23,644	2,061,757
PJT Partners, Inc., Class A	8,574	1,309,593
StepStone Group, Inc., Class A	28,208	1,492,203
StoneX Group, Inc. *	26,187	2,776,608
Victory Capital Holdings, Inc., Class A (a)	17,732	1,392,139
Virtu Financial, Inc., Class A	31,158	1,547,306
Virtus Investment Partners, Inc.	2,430	353,686
WisdomTree, Inc.	45,907	780,419
		18,515,796
Chemicals — 2.1%
Ashland, Inc.	17,083	909,841
Avient Corp.	33,716	1,250,189
Chemours Co. (The)	57,365	1,545,987
FMC Corp.	44,352	682,134
Hawkins, Inc.	7,373	1,234,609
HB Fuller Co.	20,128	1,218,146
Huntsman Corp.	60,408	868,063
Ingevity Corp. *	12,657	964,337
Innospec, Inc.	9,168	699,152
Minerals Technologies, Inc.	11,233	808,102
Olin Corp.	42,960	1,223,501
Perimeter Solutions, Inc. *	51,570	1,562,571
PureCycle Technologies, Inc. * (a)	50,388	376,902
Quaker Chemical Corp. (a)	5,361	728,506
Scotts Miracle-Gro Co. (The)	16,786	1,052,482
Stepan Co.	7,915	395,987
		15,520,509
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	22,291	909,473
ACV Auctions, Inc., Class A *	59,691	309,796
Brady Corp., Class A	16,472	1,347,739
INVESTMENTS	SHARES	VALUE($)

Commercial Services & Supplies — continued
BrightView Holdings, Inc. *	21,981	261,574
Brink's Co. (The)	15,969	1,704,691
Cimpress plc (Ireland) *	5,846	517,137
CoreCivic, Inc. *	41,864	856,537
GEO Group, Inc. (The) *	51,056	945,047
Healthcare Services Group, Inc. *	26,090	558,587
HNI Corp.	25,535	933,049
MillerKnoll, Inc.	25,867	415,941
OPENLANE, Inc. *	38,692	1,216,477
Pitney Bowes, Inc.	57,953	895,953
UniFirst Corp.	5,544	1,416,547
		12,288,548
Communications Equipment — 2.4%
Applied Optoelectronics, Inc. *	24,226	3,981,785
Calix, Inc. *	22,641	986,242
Digi International, Inc. *	13,362	748,807
Extreme Networks, Inc. *	51,302	1,133,261
Harmonic, Inc. *	43,387	495,913
NetScout Systems, Inc. *	25,899	872,796
Ondas, Inc. * (a)	163,117	1,637,695
Viasat, Inc. *	39,809	2,623,811
Viavi Solutions, Inc. *	80,009	4,192,472
Vistance Networks, Inc.	79,170	1,012,980
		17,685,762
Construction & Engineering — 3.0%
Argan, Inc.	5,012	3,357,940
Centuri Holdings, Inc. *	9,349	351,522
Construction Partners, Inc., Class A *	18,068	2,234,289
Everus Construction Group, Inc. *	19,616	2,891,987
Granite Construction, Inc.	15,944	2,185,444
IES Holdings, Inc. *	3,243	2,088,752
Legence Corp., Class A *	14,390	1,251,354
MYR Group, Inc. *	5,772	2,336,563
Primoris Services Corp.	20,606	3,732,777
Tutor Perini Corp.	16,767	1,557,990
		21,988,618
Construction Materials — 0.3%
Knife River Corp. *	19,667	1,820,181
United States Lime & Minerals, Inc.	4,156	447,476
		2,267,657
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	16,700	1,415,826
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
Dave, Inc. *	3,787	1,030,026
Enova International, Inc. *	9,256	1,568,059
LendingClub Corp. *	42,811	730,784
Navient Corp.	26,648	246,227
Nelnet, Inc., Class A	4,433	628,156
PROG Holdings, Inc.	15,313	548,665
Upstart Holdings, Inc. * (a)	32,077	1,012,992
		7,180,735
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	12,671	995,180
Chefs' Warehouse, Inc. (The) *	14,098	1,094,005
Grocery Outlet Holding Corp. *	34,614	273,797
Ingles Markets, Inc., Class A	5,590	511,317
PriceSmart, Inc.	9,011	1,414,006
United Natural Foods, Inc. *	22,925	1,146,709
Weis Markets, Inc.	4,891	343,250
		5,778,264
Containers & Packaging — 0.2%
Greif, Inc., Class A	9,264	604,384
O-I Glass, Inc. *	56,683	516,382
TriMas Corp.	12,718	470,820
		1,591,586
Diversified Consumer Services — 1.4%
Coursera, Inc. *	44,209	263,044
Covista, Inc. *	13,071	1,506,041
Driven Brands Holdings, Inc. *	23,850	323,645
Frontdoor, Inc. *	27,748	1,904,345
Graham Holdings Co., Class B	1,282	1,439,058
Laureate Education, Inc., Class A *	47,602	1,432,582
Mister Car Wash, Inc. *	40,586	287,349
OneSpaWorld Holdings Ltd. (Bahamas)	35,952	886,576
Strategic Education, Inc.	8,556	670,790
Stride, Inc. *	15,546	1,510,449
		10,223,879
Diversified REITs — 0.3%
American Assets Trust, Inc.	18,391	381,429
Broadstone Net Lease, Inc.	66,715	1,320,957
Global Net Lease, Inc.	76,812	734,323
		2,436,709
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	17,174	388,991
Globalstar, Inc. *	19,051	1,567,897
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — continued
Iridium Communications, Inc.	37,576	1,468,095
Liberty Latin America Ltd., Class C (Puerto Rico) *	41,633	345,970
Uniti Group, Inc.	70,465	833,601
		4,604,554
Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc. *	66,651	1,004,431
MGE Energy, Inc.	14,107	1,131,663
Otter Tail Corp.	15,989	1,426,858
		3,562,952
Electrical Equipment — 1.9%
American Superconductor Corp. *	16,896	904,612
Amprius Technologies, Inc. *	44,317	933,316
Atkore, Inc.	12,507	977,422
Enovix Corp. * (a)	56,545	377,155
Eos Energy Enterprises, Inc. * (a)	122,742	822,371
NANO Nuclear Energy, Inc. * (a)	11,249	263,002
NuScale Power Corp. * (a)	107,189	1,335,575
Plug Power, Inc. * (a)	535,122	1,674,932
Powell Industries, Inc. (a)	10,731	2,975,384
Power Solutions International, Inc. *	2,155	157,897
Sunrun, Inc. *	81,298	1,034,923
Vicor Corp. *	8,917	2,401,081
		13,857,670
Electronic Equipment, Instruments & Components — 3.6%
Benchmark Electronics, Inc.	12,341	1,012,579
Crane NXT Co.	20,835	930,908
CTS Corp.	11,074	632,325
ePlus, Inc.	9,729	823,949
Insight Enterprises, Inc. *	10,750	783,675
IPG Photonics Corp. *	10,015	1,190,984
Itron, Inc. *	17,583	1,473,456
Knowles Corp. *	31,240	974,376
Mirion Technologies, Inc. *	87,759	1,733,240
Napco Security Technologies, Inc.	13,379	625,468
nLight, Inc. *	20,061	1,401,261
OSI Systems, Inc. *	6,098	1,749,638
Ouster, Inc. *	21,586	581,959
PC Connection, Inc.	4,072	259,549
Plexus Corp. *	9,823	2,461,447
Ralliant Corp.	43,784	1,989,545
Rogers Corp. *	6,412	870,429
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
TTM Technologies, Inc. *	36,389	5,757,468
Vishay Intertechnology, Inc.	39,490	1,144,025
		26,396,281
Energy Equipment & Services — 3.3%
Archrock, Inc.	65,995	2,557,306
Atlas Energy Solutions, Inc. (a)	28,586	496,825
Cactus, Inc., Class A	26,313	1,466,160
Helix Energy Solutions Group, Inc. *	49,951	516,993
Helmerich & Payne, Inc.	36,269	1,464,542
Kodiak Gas Services, Inc.	20,205	1,369,899
Liberty Energy, Inc.	60,336	2,038,754
Noble Corp. plc	48,525	2,476,231
Oceaneering International, Inc. *	38,656	1,451,146
Patterson-UTI Energy, Inc.	132,141	1,614,763
RPC, Inc.	33,873	266,919
Seadrill Ltd. (Norway) *	22,584	1,122,199
Solaris Energy Infrastructure, Inc., Class A	17,089	1,261,852
Tidewater, Inc. *	17,943	1,602,848
Transocean Ltd. *	335,762	2,289,897
Valaris Ltd. *	23,582	2,404,892
		24,401,226
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A * (a)	198,034	301,012
Atlanta Braves Holdings, Inc., Class A * (a)	3,844	203,424
Atlanta Braves Holdings, Inc., Class C *	17,971	887,947
Cinemark Holdings, Inc.	38,640	1,140,653
IMAX Corp. *	16,925	643,488
Lionsgate Studios Corp. *	86,097	1,071,047
Madison Square Garden Entertainment Corp. *	15,341	1,026,620
Sphere Entertainment Co. * (a)	9,364	1,333,902
		6,608,093
Financial Services — 1.7%
Burford Capital Ltd.	76,976	378,722
Euronet Worldwide, Inc. *	15,556	1,125,943
EVERTEC, Inc. (Puerto Rico)	23,022	679,840
Federal Agricultural Mortgage Corp., Class C	3,309	575,104
Flywire Corp. *	40,898	552,532
HA Sustainable Infrastructure Capital, Inc.	45,989	1,929,239
Marqeta, Inc., Class A *	143,518	622,868
Merchants Bancorp	8,144	379,022
NCR Atleos Corp. *	28,277	1,254,933
NMI Holdings, Inc., Class A *	28,181	1,090,887
Payoneer Global, Inc. *	79,254	394,685
INVESTMENTS	SHARES	VALUE($)

Financial Services — continued
Remitly Global, Inc. *	60,087	1,315,304
Sezzle, Inc. * (a)	7,278	579,329
Walker & Dunlop, Inc.	12,615	635,165
Western Union Co. (The) (a)	127,605	1,159,929
		12,673,502
Food Products — 0.8%
Cal-Maine Foods, Inc.	16,544	1,278,189
Flowers Foods, Inc.	77,343	700,728
Fresh Del Monte Produce, Inc.	13,925	583,318
Freshpet, Inc. *	17,662	1,190,066
J & J Snack Foods Corp.	5,834	514,909
Seaboard Corp.	100	568,593
Simply Good Foods Co. (The) *	32,839	439,057
Tootsie Roll Industries, Inc.	6,969	294,231
		5,569,091
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	8,706	1,098,001
Northwest Natural Holding Co.	15,565	824,945
		1,922,946
Ground Transportation — 0.5%
ArcBest Corp.	8,292	1,057,810
Hertz Global Holdings, Inc. *	42,271	268,844
RXO, Inc. *	63,158	1,261,265
Schneider National, Inc., Class B	17,490	543,764
Werner Enterprises, Inc.	20,863	769,219
		3,900,902
Health Care Equipment & Supplies — 2.4%
Alphatec Holdings, Inc. *	41,717	407,158
AtriCure, Inc. *	19,015	534,512
CONMED Corp.	11,896	436,107
Dentsply Sirona, Inc.	74,474	875,070
Enovis Corp. *	21,206	497,069
Envista Holdings Corp. *	65,494	1,698,914
Establishment Labs Holdings, Inc. (Costa Rica) *	9,302	638,396
Haemonetics Corp. *	17,393	1,045,145
ICU Medical, Inc. *	8,947	1,066,482
Inspire Medical Systems, Inc. *	11,396	639,771
Integer Holdings Corp. *	13,309	1,177,980
IRhythm Holdings, Inc. *	12,125	1,566,065
Kestra Medical Technologies Ltd. *	11,710	242,631
LeMaitre Vascular, Inc.	7,986	876,464
LivaNova plc *	20,843	1,252,664
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Neogen Corp. *	75,313	707,942
Novocure Ltd. *	39,034	593,707
Omnicell, Inc. *	16,872	698,838
Procept Biorobotics Corp. * (a)	20,612	495,513
QuidelOrtho Corp. *	25,486	313,478
STAAR Surgical Co. *	12,815	337,803
TransMedics Group, Inc. * (a)	12,055	1,215,024
UFP Technologies, Inc. *	2,943	563,967
		17,880,700
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. *	35,316	914,508
AdaptHealth Corp. *	35,283	462,560
Addus HomeCare Corp. *	6,968	675,129
Alignment Healthcare, Inc. *	42,163	950,354
Ardent Health, Inc. *	8,999	87,830
Astrana Health, Inc. *	17,620	601,547
Aveanna Healthcare Holdings, Inc. *	21,740	142,180
BrightSpring Health Services, Inc. *	26,278	1,260,556
Brookdale Senior Living, Inc. *	84,132	1,208,135
Clover Health Investments Corp., Class A *	145,408	399,872
Concentra Group Holdings Parent, Inc.	45,814	1,029,440
GeneDx Holdings Corp. *	7,693	483,813
LifeStance Health Group, Inc. *	60,628	458,954
National HealthCare Corp.	4,806	832,832
NeoGenomics, Inc. *	49,165	455,268
OPKO Health, Inc. *	139,884	157,369
PACS Group, Inc. *	16,992	570,082
Pediatrix Medical Group, Inc. *	32,006	720,455
Privia Health Group, Inc. *	42,521	1,056,647
Progyny, Inc. *	27,638	513,514
RadNet, Inc. *	25,224	1,426,417
Select Medical Holdings Corp.	41,350	678,553
Surgery Partners, Inc. * (a)	27,824	390,371
US Physical Therapy, Inc.	5,667	403,604
		15,879,990
Health Care REITs — 1.6%
American Healthcare REIT, Inc.	62,791	3,188,527
CareTrust REIT, Inc.	82,027	3,235,965
LTC Properties, Inc.	17,395	664,837
Medical Properties Trust, Inc. (a)	194,319	959,936
National Health Investors, Inc.	17,215	1,324,006
INVESTMENTS	SHARES	VALUE($)

Health Care REITs — continued
Sabra Health Care REIT, Inc.	83,670	1,728,622
Sila Realty Trust, Inc.	21,094	641,890
		11,743,783
Health Care Technology — 0.2%
Certara, Inc. *	46,289	283,752
HeartFlow, Inc. *	7,413	220,611
Phreesia, Inc. *	20,690	190,555
Schrodinger, Inc. *	21,453	256,578
Teladoc Health, Inc. *	67,673	410,098
		1,361,594
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	86,489	1,165,007
DiamondRock Hospitality Co.	75,986	775,057
Park Hotels & Resorts, Inc.	77,859	893,043
Pebblebrook Hotel Trust	45,593	640,582
RLJ Lodging Trust	56,984	469,548
Sunstone Hotel Investors, Inc.	71,294	700,107
Xenia Hotels & Resorts, Inc.	35,256	573,615
		5,216,959
Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc. *	17,029	2,592,495
Cheesecake Factory, Inc. (The)	17,925	1,126,945
First Watch Restaurant Group, Inc. *	15,240	199,949
Global Business Travel Group I * (a)	57,376	336,223
Marriott Vacations Worldwide Corp.	11,313	814,649
Monarch Casino & Resort, Inc.	5,111	606,625
Navan, Inc., Class A *	14,327	250,579
Papa John's International, Inc. (a)	12,002	434,352
Penn Entertainment, Inc. *	48,265	842,707
Red Rock Resorts, Inc., Class A	19,527	1,053,677
Shake Shack, Inc., Class A *	14,815	1,517,945
SHARPLINK, Inc. *	76,016	547,315
Six Flags Entertainment Corp. *	36,332	682,315
United Parks & Resorts, Inc. *	9,322	328,601
Wendy's Co. (The) (a)	60,199	418,985
		11,753,362
Household Durables — 1.1%
Cavco Industries, Inc. *	2,824	1,431,768
Century Communities, Inc.	9,688	542,722
Green Brick Partners, Inc. *	11,965	806,920
La-Z-Boy, Inc.	14,792	513,874
Leggett & Platt, Inc.	51,682	561,783
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
M/I Homes, Inc. *	9,597	1,261,909
Newell Brands, Inc.	145,973	595,570
Sonos, Inc. *	41,785	619,672
Tri Pointe Homes, Inc. *	29,861	1,400,182
		7,734,400
Household Products — 0.4%
Central Garden & Pet Co., Class A *	19,076	640,191
Energizer Holdings, Inc.	24,344	476,656
Spectrum Brands Holdings, Inc.	8,519	703,669
WD-40 Co.	5,212	1,094,311
		2,914,827
Industrial REITs — 0.2%
Innovative Industrial Properties, Inc.	10,794	585,574
LXP Industrial Trust	22,790	1,160,467
		1,746,041
Insurance — 2.2%
Baldwin Insurance Group, Inc. (The), Class A * (a)	36,329	825,395
Brighthouse Financial, Inc. *	22,593	1,406,640
CNO Financial Group, Inc.	38,102	1,693,634
F&G Annuities & Life, Inc.	13,981	400,416
Genworth Financial, Inc., Class A *	157,989	1,388,723
Goosehead Insurance, Inc., Class A *	9,322	417,532
HCI Group, Inc.	3,885	596,619
Horace Mann Educators Corp.	14,787	671,921
Kemper Corp.	20,658	695,968
Lemonade, Inc. *	20,806	1,178,452
Mercury General Corp.	9,555	929,797
Neptune Insurance Holdings, Inc., Class A *	8,746	219,787
Oscar Health, Inc., Class A *	74,299	1,371,560
Palomar Holdings, Inc. *	10,072	1,212,467
Safety Insurance Group, Inc.	5,399	405,789
SiriusPoint Ltd. *	37,186	870,524
Skyward Specialty Insurance Group, Inc. *	11,688	531,220
Slide Insurance Holdings, Inc. *	12,067	225,050
Stewart Information Services Corp.	10,967	767,580
Trupanion, Inc. *	13,331	319,811
		16,128,885
Interactive Media & Services — 0.6%
Cargurus, Inc., Class A *	30,053	1,095,733
Grindr, Inc. (Singapore) * (a)	12,990	173,676
IAC, Inc. *	26,102	1,163,105
TripAdvisor, Inc. *	43,446	483,554
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — continued
Yelp, Inc. *	22,838	630,329
Ziff Davis, Inc. *	14,257	652,400
		4,198,797
IT Services — 0.8%
BigBear.ai Holdings, Inc. * (a)	174,127	693,026
DigitalOcean Holdings, Inc. *	28,644	2,762,141
DXC Technology Co. *	63,035	713,556
Everforth, Inc. *	16,342	344,816
Fastly, Inc., Class A *	51,442	1,299,168
		5,812,707
Leisure Products — 0.6%
Callaway Golf Co. *	48,537	742,616
Peloton Interactive, Inc., Class A *	145,939	795,367
Polaris, Inc.	19,774	1,310,423
YETI Holdings, Inc. *	29,830	1,177,092
		4,025,498
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A *	44,521	981,688
Adaptive Biotechnologies Corp. *	38,966	549,421
Azenta, Inc. *	15,408	378,574
		1,909,683
Machinery — 2.8%
Alamo Group, Inc.	3,928	681,272
Albany International Corp., Class A	10,862	630,431
Atmus Filtration Technologies, Inc.	6,152	390,037
Enerpac Tool Group Corp.	20,980	736,398
Enpro, Inc.	7,667	2,235,314
ESCO Technologies, Inc.	9,314	3,017,270
Gorman-Rupp Co. (The)	7,984	604,708
Greenbrier Cos., Inc. (The)	10,694	525,289
Helios Technologies, Inc.	12,132	829,829
Hillman Solutions Corp. *	71,590	584,174
Kadant, Inc.	4,350	1,275,116
Kennametal, Inc.	29,570	1,144,655
Lindsay Corp.	4,195	469,714
Mueller Water Products, Inc., Class A	60,474	1,686,620
Standex International Corp.	4,440	1,212,120
Tennant Co.	7,259	602,787
Terex Corp.	41,862	2,603,816
Trinity Industries, Inc.	29,204	952,343
Worthington Enterprises, Inc.	11,618	630,509
		20,812,402
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Marine Transportation — 0.3%
Matson, Inc.	11,739	2,047,634
Media — 0.3%
DoubleVerify Holdings, Inc. *	52,355	576,952
John Wiley & Sons, Inc., Class A	16,794	687,378
Magnite, Inc. *	51,295	657,346
NIQ Global Intelligence plc *	21,799	238,263
		2,159,939
Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc. *	4,237	789,989
Century Aluminum Co. *	24,120	1,433,693
Constellium SE *	49,415	1,545,701
Ivanhoe Electric, Inc. *	40,587	520,731
Kaiser Aluminum Corp.	5,815	991,050
Materion Corp.	7,560	1,389,604
Ramaco Resources, Inc., Class A *	15,255	226,537
USA Rare Earth, Inc. * (a)	38,895	1,010,103
Worthington Steel, Inc.	11,790	453,090
		8,360,498
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance, Inc.	47,569	520,405
Arbor Realty Trust, Inc. (a)	73,445	580,215
ARMOUR Residential REIT, Inc.	43,331	760,026
Blackstone Mortgage Trust, Inc., Class A	63,524	1,206,321
Chimera Investment Corp.	30,522	419,677
Ladder Capital Corp.	44,188	454,253
PennyMac Mortgage Investment Trust	33,441	407,311
Two Harbors Investment Corp.	38,033	440,042
		4,788,250
Multi-Utilities — 0.2%
Avista Corp.	30,969	1,272,826
Office REITs — 0.7%
COPT Defense Properties	43,496	1,359,250
Douglas Emmett, Inc.	59,280	640,817
Easterly Government Properties, Inc., Class A	16,209	379,453
Empire State Realty Trust, Inc., Class A	52,317	291,406
Highwoods Properties, Inc.	39,702	965,155
JBG SMITH Properties	23,685	355,275
SL Green Realty Corp. (a)	27,476	1,165,257
		5,156,613
Oil, Gas & Consumable Fuels — 3.1%
BKV Corp. (Thailand) *	12,341	389,112
Calumet, Inc. *	25,417	831,644
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
CNX Resources Corp. *	47,988	1,867,213
Core Natural Resources, Inc.	19,582	1,757,289
Crescent Energy Co., Class A	92,793	1,248,066
CVR Energy, Inc. *	11,742	389,130
Delek US Holdings, Inc.	23,673	1,102,925
Dorian LPG Ltd.	14,160	545,868
Gulfport Energy Corp. *	5,979	1,151,197
International Seaways, Inc.	14,495	1,202,360
Kinetik Holdings, Inc., Class A	18,230	921,344
NextDecade Corp. * (a)	61,361	480,457
Northern Oil & Gas, Inc.	34,526	937,726
PBF Energy, Inc., Class A	32,257	1,398,663
Peabody Energy Corp.	42,468	1,132,197
SM Energy Co.	82,328	2,554,638
Talos Energy, Inc. *	43,283	689,065
Uranium Energy Corp. *	183,917	2,738,524
Venture Global, Inc., Class A	44,892	595,717
World Kinect Corp.	21,164	570,793
		22,503,928
Paper & Forest Products — 0.1%
Sylvamo Corp.	13,093	559,464
Passenger Airlines — 0.2%
JetBlue Airways Corp. *	110,209	513,023
SkyWest, Inc. *	15,029	1,234,181
		1,747,204
Personal Care Products — 0.1%
Coty, Inc., Class A *	132,945	327,045
Interparfums, Inc.	6,990	637,628
		964,673
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals, Inc. *	47,645	613,191
Amphastar Pharmaceuticals, Inc. *	12,964	284,689
Amylyx Pharmaceuticals, Inc. *	30,496	487,936
ANI Pharmaceuticals, Inc. *	6,960	552,972
AtaiBeckley, Inc. (Germany) *	112,661	468,670
Crinetics Pharmaceuticals, Inc. *	38,553	1,495,085
Edgewise Therapeutics, Inc. *	30,264	936,973
Harmony Biosciences Holdings, Inc. *	16,360	511,414
Harrow, Inc. * (a)	10,343	419,202
Indivior Pharmaceuticals, Inc. *	35,043	1,288,881
Innoviva, Inc. *	27,422	630,432
Ligand Pharmaceuticals, Inc. *	6,966	1,598,349
Maze Therapeutics, Inc. *	7,548	200,626
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Ocular Therapeutix, Inc. *	65,684	615,459
Organon & Co.	95,518	1,265,613
Perrigo Co. plc	49,801	589,644
Prestige Consumer Healthcare, Inc. *	18,080	1,018,266
Supernus Pharmaceuticals, Inc. *	19,068	915,264
Tarsus Pharmaceuticals, Inc. *	11,160	709,888
WaVe Life Sciences Ltd. *	51,453	363,258
		14,965,812
Professional Services — 2.3%
Alight, Inc., Class A	160,491	132,790
CBIZ, Inc. *	19,906	607,133
Clarivate plc *	130,277	373,895
Concentrix Corp.	15,667	373,188
CSG Systems International, Inc.	9,954	800,401
First Advantage Corp. *	30,327	386,973
Huron Consulting Group, Inc. *	6,574	858,992
ICF International, Inc.	6,746	483,418
Innodata, Inc. * (a)	11,743	495,907
Insperity, Inc.	13,344	474,646
Korn Ferry	18,860	1,253,058
Legalzoom.com, Inc. *	44,016	283,903
ManpowerGroup, Inc.	17,123	518,313
Planet Labs PBC *	103,150	3,813,456
Robert Half, Inc. (a)	39,025	1,038,455
TIC Solutions, Inc. *	54,346	496,722
TriNet Group, Inc.	10,091	461,966
UL Solutions, Inc., Class A	28,702	2,597,244
Upwork, Inc. *	45,425	470,149
Verra Mobility Corp. *	61,303	909,124
		16,829,733
Real Estate Management & Development — 0.8%
Compass, Inc., Class A *	232,180	1,757,603
Cushman & Wakefield Ltd. *	84,462	1,185,847
eXp World Holdings, Inc.	31,891	198,362
Forestar Group, Inc. *	6,363	179,818
Kennedy-Wilson Holdings, Inc.	39,908	434,997
Marcus & Millichap, Inc.	8,975	249,415
Newmark Group, Inc., Class A	55,666	897,336
St. Joe Co. (The)	15,716	1,014,782
		5,918,160
INVESTMENTS	SHARES	VALUE($)

Residential REITs — 0.1%
Centerspace	6,125	418,154
Veris Residential, Inc.	31,302	593,799
		1,011,953
Retail REITs — 1.2%
Acadia Realty Trust	50,252	1,086,448
Alexander's, Inc.	824	207,615
Curbline Properties Corp.	40,003	1,104,083
Getty Realty Corp.	20,202	669,090
InvenTrust Properties Corp.	28,529	916,352
Macerich Co. (The)	97,639	2,121,696
Tanger, Inc.	43,180	1,601,114
Urban Edge Properties	48,257	1,057,793
		8,764,191
Semiconductors & Semiconductor Equipment — 4.2%
ACM Research, Inc., Class A *	19,019	983,092
Ambarella, Inc. *	15,677	1,078,578
Axcelis Technologies, Inc. *	12,015	1,671,407
Diodes, Inc. *	17,037	1,825,514
FormFactor, Inc. *	30,052	4,084,968
Impinj, Inc. *	10,284	1,490,357
Kulicke & Soffa Industries, Inc. (Singapore)	18,341	1,568,155
MaxLinear, Inc. *	31,209	2,208,037
Navitas Semiconductor Corp. * (a)	74,926	1,236,279
Photronics, Inc. *	22,143	1,095,636
Power Integrations, Inc.	20,961	1,524,074
Semtech Corp. *	35,737	3,754,172
SiTime Corp. *	8,246	4,635,489
Synaptics, Inc. *	15,105	1,413,677
Ultra Clean Holdings, Inc. *	16,300	1,273,845
Veeco Instruments, Inc. *	20,374	1,015,644
		30,858,924
Software — 6.1%
A10 Networks, Inc.	27,706	739,196
ACI Worldwide, Inc. *	40,710	1,759,486
Adeia, Inc.	41,640	1,326,234
Agilysys, Inc. *	9,757	625,033
Alarm.com Holdings, Inc. *	19,103	848,364
Alkami Technology, Inc. * (a)	24,742	390,429
Amplitude, Inc., Class A *	31,485	223,858
Appfolio, Inc., Class A *	8,873	1,482,590
Appian Corp., Class A *	11,880	246,985
Asana, Inc., Class A *	35,009	221,257
AvePoint, Inc. *	52,633	513,172
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Blackbaud, Inc. *	14,601	542,719
Braze, Inc., Class A *	31,585	695,818
C3.ai, Inc., Class A * (a)	45,948	405,721
Cipher Digital, Inc. *	123,955	2,198,962
Cleanspark, Inc. * (a)	95,770	1,199,998
Clear Secure, Inc., Class A	37,127	1,982,211
Clearwater Analytics Holdings, Inc., Class A *	103,481	2,504,240
Core Scientific, Inc. * (a)	112,391	2,247,820
Five9, Inc. *	26,634	458,105
Freshworks, Inc., Class A *	75,906	619,393
Intapp, Inc. *	21,165	475,154
JFrog Ltd. *	37,357	1,734,859
Klaviyo, Inc., Class A *	50,670	1,017,960
Life360, Inc. * (a)	28,411	1,224,230
LiveRamp Holdings, Inc. *	24,177	706,694
MARA Holdings, Inc. * (a)	140,732	1,687,377
N-Able, Inc. *	28,362	146,915
nCino, Inc. *	39,415	688,974
NCR Voyix Corp. *	53,306	367,278
PagerDuty, Inc. *	33,334	221,671
PAR Technology Corp. * (a)	15,432	207,406
Progress Software Corp. *	15,898	442,759
Q2 Holdings, Inc. *	23,212	1,178,009
Rapid7, Inc. *	23,015	135,789
RingCentral, Inc., Class A	27,555	1,108,262
Riot Platforms, Inc. *	133,333	2,298,661
SoundHound AI, Inc. * (a)	146,927	1,169,539
Sprinklr, Inc., Class A *	43,589	214,458
SPS Commerce, Inc. *	14,602	819,464
Tenable Holdings, Inc. *	46,495	971,281
Teradata Corp. *	33,370	879,299
Terawulf, Inc. * (a)	137,612	2,990,309
Varonis Systems, Inc. *	45,152	1,187,498
Vertex, Inc., Class A *	25,937	320,841
Via Transportation, Inc., Class A *	6,340	96,431
Zeta Global Holdings Corp., Class A *	72,734	1,339,760
		44,862,469
Specialized REITs — 1.1%
Four Corners Property Trust, Inc.	40,997	1,048,293
Millrose Properties, Inc., Class A	46,704	1,432,412
National Storage Affiliates Trust	27,206	1,157,887
Outfront Media, Inc.	54,614	1,684,842
INVESTMENTS	SHARES	VALUE($)

Specialized REITs — continued
Rayonier, Inc.	105,769	2,243,361
Safehold, Inc.	17,523	280,718
		7,847,513
Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A *	17,933	1,530,581
Academy Sports & Outdoors, Inc.	25,352	1,390,304
Advance Auto Parts, Inc. (a)	21,911	1,303,924
American Eagle Outfitters, Inc.	61,265	1,067,236
Boot Barn Holdings, Inc. *	11,051	1,894,694
Buckle, Inc. (The)	12,331	685,727
National Vision Holdings, Inc. *	28,715	666,762
RH *	5,882	776,189
Sally Beauty Holdings, Inc. *	36,089	511,742
Signet Jewelers Ltd.	13,863	1,234,223
Sonic Automotive, Inc., Class A	5,380	423,675
Upbound Group, Inc.	20,153	398,223
Urban Outfitters, Inc. *	22,684	1,595,593
Victoria's Secret & Co. *	26,718	1,384,794
Warby Parker, Inc., Class A *	34,158	755,575
Winmark Corp.	1,152	438,324
		16,057,566
Technology Hardware, Storage & Peripherals — 0.2%
GPGI, Inc. (a)	68,632	1,058,992
Quantum Computing, Inc. * (a)	50,586	456,286
		1,515,278
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	45,569	889,051
Carter's, Inc.	12,927	466,923
Columbia Sportswear Co.	10,137	617,546
G-III Apparel Group Ltd.	13,413	418,352
Kontoor Brands, Inc.	21,295	1,562,201
Levi Strauss & Co., Class A	33,704	750,925
Steven Madden Ltd.	25,406	954,250
Under Armour, Inc., Class A * (a)	69,456	436,878
Under Armour, Inc., Class C *	51,705	313,849
Wolverine World Wide, Inc.	31,288	532,522
		6,942,497
Tobacco — 0.1%
Universal Corp.	8,731	467,807
Trading Companies & Distributors — 0.5%
Boise Cascade Co.	14,648	1,161,147
DNOW, Inc. *	67,420	909,496
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
McGrath RentCorp	9,445	1,044,144
Xometry, Inc., Class A * (a)	15,359	787,456
		3,902,243
Water Utilities — 0.4%
American States Water Co.	14,894	1,121,369
California Water Service Group	22,973	970,380
H2O America (a)	14,261	801,326
Middlesex Water Co.	6,873	349,698
		3,242,773
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	4,630	230,065
Gogo, Inc. *	24,899	104,078
Telephone and Data Systems, Inc.	35,233	1,587,599
		1,921,742
Total Common Stocks (Cost $602,492,779)		724,984,886
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Akero Therapeutics, Inc., CVR ‡ *	21,794	14,166
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
OmniAb Operations, Inc. ‡ *	2,112	—
Sanofi Aatd, Inc., CVR ‡ *	10,020	1,453
		43,232
Life Sciences Tools & Services — 0.0%
OmniAb, Inc. ‡ *	2,112	—
Total Rights (Cost $43,231)		43,232
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 5.9%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $6,071,165)	6,071,165	6,071,165
Investment of Cash Collateral from Securities Loaned — 5.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $37,240,996)	37,240,996	37,240,996
Total Short-Term Investments (Cost $43,312,161)		43,312,161
Total Investments — 105.0% (Cost $645,848,171)		768,340,279
Liabilities in Excess of Other Assets — (5.0)%		(36,421,130)
NET ASSETS — 100.0%		731,919,149

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $37,684,291.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	48	06/18/2026	USD	6,737,760	366,852

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Australia — 1.0%
Anglogold Ashanti plc	43,958	4,084,982
Belgium — 0.2%
Cenergy Holdings SA	20,870	587,425
Brazil — 11.3%
Alupar Investimento SA	120,866	844,778
Ambev SA	565,200	1,665,307
Axia Energia SA	142,103	1,784,394
Banco Bradesco SA (Preference)	560,177	2,195,774
Banco BTG Pactual SA	90,590	1,087,234
BB Seguridade Participacoes SA	43,048	295,228
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	301,745	2,024,308
Cia de Saneamento de Minas Gerais Copasa MG	49,856	545,498
Cia De Sanena Do Parana	44,697	370,895
Cia Energetica de Minas Gerais (Preference)	461,861	1,175,219
Cia Paranaense de Energia - Copel	381,151	1,223,088
CPFL Energia SA	96,494	958,354
CSN Mineracao SA	442,296	418,019
Embraer SA	97,340	1,516,576
GPS Participacoes e Empreendimentos SA (a)	102,395	310,795
Hypera SA	71,557	328,031
Isa Energia Brasil sa (Preference)	26,318	156,522
Itau Unibanco Holding SA (Preference)	469,837	4,109,342
Itausa SA (Preference)	705,078	1,980,620
Localiza Rent a Car SA	112,825	1,053,562
Lojas Renner SA	342,236	937,178
M Dias Branco SA	79,380	378,321
MBRF Global Foods Co. SA	275,625	972,408
Metalurgica Gerdau SA (Preference)	333,970	671,069
Motiva Infraestrutura de Mobilidade SA	202,210	655,412
Petroleo Brasileiro SA (Preference)	393,510	3,923,339
Porto Seguro SA	90,702	916,948
Rede D'Or Sao Luiz SA (b)	75,647	585,707
Sendas Distribuidora SA	225,533	405,812
Telefonica Brasil SA	149,941	1,192,733
TIM SA	207,911	1,082,844
TOTVS SA	122,457	791,353
Transmissora Alianca de Energia Eletrica S/A	109,966	944,698
Vale SA	297,697	4,888,873
INVESTMENTS	SHARES	VALUE($)

Brazil — continued
Vibra Energia SA	182,380	1,229,421
WEG SA	32,751	298,290
		43,917,950
Chile — 2.4%
Banco de Chile	6,974,580	1,307,467
Banco de Credito e Inversiones SA	8,828	596,506
Banco Santander Chile	13,445,282	1,075,103
Cencosud SA	303,816	768,141
Cia Cervecerias Unidas SA	69,556	394,234
Cia Sud Americana de Vapores SA	11,058,205	626,764
Colbun SA	3,165,828	471,456
Embotelladora Andina SA (Preference), Class B	161,354	752,140
Empresas Copec SA	28,715	201,143
Enel Americas SA	3,666,037	342,236
Enel Chile SA	8,086,495	726,141
Falabella SA	160,077	969,560
Latam Airlines Group SA	52,322,298	1,244,371
		9,475,262
China — 19.3%
3SBio, Inc. (b)	204,000	610,192
Agricultural Bank of China Ltd., Class A	510,100	516,024
An Hui Wenergy Co. Ltd., Class A	305,500	362,044
Anhui Conch Cement Co. Ltd., Class H	500	1,253
Anhui Expressway Co. Ltd., Class A	272,400	624,127
BAIC Motor Corp. Ltd., Class H * (b)	733,500	130,822
Bank of China Ltd., Class H	5,726,000	3,718,235
Beijing Enterprises Holdings Ltd.	82,500	326,524
Beijing Jingneng Power Co. Ltd., Class A	492,700	352,920
Beijing Shougang Co. Ltd., Class A	664,000	444,539
Bosideng International Holdings Ltd.	912,000	499,081
Brilliance China Automotive Holdings Ltd.	1,588,000	554,158
CGN Power Co. Ltd., Class H (b)	2,319,000	1,033,252
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	130,500	472,230
China CITIC Bank Corp. Ltd., Class H	1,320,000	1,384,284
China Communications Services Corp. Ltd., Class H	886,000	486,409
China Construction Bank Corp., Class H	5,902,000	6,662,177
China Everbright Environment Group Ltd.	564,000	405,543
China Feihe Ltd. (b)	857,000	382,382
China Hongqiao Group Ltd.	297,500	1,259,332
China Medical System Holdings Ltd.	210,000	345,203
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	75

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Merchants Port Group Co. Ltd., Class A	110,900	360,121
China Merchants Port Holdings Co. Ltd.	294,000	584,760
China National Chemical Engineering Co. Ltd., Class A	136,000	171,609
China National Medicines Corp. Ltd., Class A	39,300	165,087
China Petroleum & Chemical Corp., Class H	2,226,000	1,315,098
China Resources Pharmaceutical Group Ltd. (b)	460,500	309,119
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	113,102	428,980
China Shenhua Energy Co. Ltd., Class H	346,500	2,152,414
China United Network Communications Ltd., Class A	768,600	509,850
China XD Electric Co. Ltd., Class A	292,900	729,773
China Yangtze Power Co. Ltd., Class A	189,900	759,461
Chongqing Rural Commercial Bank Co. Ltd., Class H	745,000	661,060
CITIC Ltd.	712,000	1,183,241
COFCO Sugar Holding Co. Ltd., Class A	273,800	603,212
COSCO SHIPPING Holdings Co. Ltd., Class H	476,350	875,766
COSCO SHIPPING Ports Ltd.	322,000	224,632
Datang International Power Generation Co. Ltd., Class H	390,000	134,440
Dong-E-E-Jiao Co. Ltd., Class A	48,700	392,732
ENN Energy Holdings Ltd.	93,700	734,544
ENN Natural Gas Co. Ltd., Class A	106,900	317,042
Far East Horizon Ltd.	260,000	249,219
Foxconn Industrial Internet Co. Ltd., Class A	135,100	1,254,801
Fujian Funeng Co. Ltd., Class A	239,200	351,072
G-bits Network Technology Xiamen Co. Ltd., Class A	12,400	741,995
GD Power Development Co. Ltd., Class A	741,900	514,782
Geely Automobile Holdings Ltd.	231,000	675,378
Great Wall Motor Co. Ltd., Class H	415,500	615,359
Gree Electric Appliances, Inc. of Zhuhai, Class A	80,000	469,778
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	546,800	423,573
Guangdong Investment Ltd.	568,000	593,200
Guangdong South New Media Co. Ltd., Class A	59,200	330,146
Guangxi Guiguan Electric Power Co. Ltd., Class A	309,200	456,699
INVESTMENTS	SHARES	VALUE($)

China — continued
Guangxi Liugong Machinery Co. Ltd., Class A	219,200	311,559
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	34,298
Haitian International Holdings Ltd.	93,000	252,322
Heilongjiang Agriculture Co. Ltd., Class A	239,800	587,982
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,700	71,940
HLA Group Corp. Ltd.	449,400	435,452
Huadian Power International Corp. Ltd., Class H	840,000	455,793
Huapont Life Sciences Co. Ltd., Class A	445,700	325,403
Huaxin Building Materials Group Co. Ltd., Class H	170,900	362,419
Huayu Automotive Systems Co. Ltd., Class A	92,700	253,216
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	126,200	512,706
Industrial & Commercial Bank of China Ltd., Class H	2,656,000	2,392,924
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	163,716	778,889
Inner Mongolia ERDOS Resources Co. Ltd., Class A	216,780	498,298
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	481,900	327,891
Inner Mongolia Yitai Coal Co. Ltd., Class B	285,100	758,366
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	208,200	287,404
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	90,186	387,495
Jiangsu Zhongtian Technology Co. Ltd., Class A	181,400	885,454
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	168,000	269,528
KingClean Electric Co. Ltd., Class A *	18,218	85,446
Kunlun Energy Co. Ltd.	70,000	67,364
Li Ning Co. Ltd.	192,500	501,168
Livzon Pharmaceutical Group, Inc., Class A	65,300	312,894
Meihua Holdings Group Co. Ltd., Class A	242,000	351,849
Midea Group Co. Ltd., Class H	72,400	836,629
Muyuan Foods Co. Ltd., Class A	76,400	501,227
Newland Digital Technology Co. Ltd., Class A	65,800	192,436
Offshore Oil Engineering Co. Ltd., Class A	276,300	274,187
PetroChina Co. Ltd., Class A	391,000	699,931
Qingdao Port International Co. Ltd., Class A	404,800	524,425
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Qinhuangdao Port Co. Ltd., Class A	750,500	385,142
SF Holding Co. Ltd., Class A	78,300	426,243
Shandong Nanshan Aluminum Co. Ltd., Class A	607,300	480,917
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	13,527
Shanghai Huayi Group Co. Ltd., Class A	303,600	485,378
Shanghai International Port Group Co. Ltd., Class A	413,000	302,696
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	176,100	622,553
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,500	47,462
Shanghai Tunnel Engineering Co. Ltd., Class A	420,800	366,758
Shanjin International Gold Co. Ltd., Class A	23,120	88,843
Shenergy Co. Ltd., Class A	311,000	412,466
Shenzhen Aisidi Co. Ltd., Class A	272,540	551,522
Shenzhen Expressway Corp. Ltd.	82,500	109,537
Shenzhen Transsion Holdings Co. Ltd., Class A	3,097	26,229
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	72,600	367,397
Sinopharm Group Co. Ltd., Class H	150,800	358,717
Sinotrans Ltd., Class A	58,800	51,645
Sinotruk Hong Kong Ltd.	201,500	989,427
TangShan Port Group Co. Ltd., Class A	961,500	654,489
Tasly Pharmaceutical Group Co. Ltd., Class A	166,500	369,241
Tian Di Science & Technology Co. Ltd., Class A	559,000	466,567
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Tianjin Port Co. Ltd., Class A	588,400	409,096
Tianshan Aluminum Group Co. Ltd., Class A	201,000	494,411
Triangle Tyre Co. Ltd., Class A	167,500	360,694
Uni-President China Holdings Ltd.	298,000	274,316
Wanxiang Qianchao Co. Ltd., Class A	305,400	725,168
Wuliangye Yibin Co. Ltd., Class A	40,000	569,228
Xiamen C & D, Inc., Class A	232,500	323,671
Xinhua Winshare Publishing and Media Co. Ltd., Class A	285,200	567,373
Yangzijiang Shipbuilding Holdings Ltd.	406,500	1,386,354
Yankuang Energy Group Co. Ltd., Class H	621,200	1,303,377
Youngor Fashion Co. Ltd., Class A	467,200	525,931
Yunnan Aluminium Co. Ltd., Class A	139,900	657,945
Yunnan Baiyao Group Co. Ltd., Class A	31,160	242,425
INVESTMENTS	SHARES	VALUE($)

China — continued
Yunnan Yuntianhua Co. Ltd., Class A	129,300	687,410
Yutong Bus Co. Ltd., Class A	151,300	784,268
ZCZL Industrial Technology Group Co. Ltd.	84,200	231,141
Zhejiang Expressway Co. Ltd., Class H *	426,000	422,057
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	271,000	450,094
Zhejiang Longsheng Group Co. Ltd., Class A	342,700	659,897
Zhejiang NHU Co. Ltd., Class A	104,800	535,182
Zhejiang Semir Garment Co. Ltd., Class A	95,800	84,984
Zhejiang Zheneng Electric Power Co. Ltd., Class A	393,300	328,799
Zhongjin Gold Corp. Ltd., Class A	176,600	677,476
Zhongshan Broad Ocean Motor Co. Ltd., Class A	397,600	548,660
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (c)	86,200	86,811
		75,310,093
Colombia — 0.3%
Ecopetrol SA	700,101	500,280
Grupo Cibest SA (Preference)	34,906	599,212
		1,099,492
Cyprus — 0.1%
Bank of Cyprus Holdings plc	25,937	281,075
Czech Republic — 0.5%
CEZ A/S	19,812	1,141,402
Komercni Banka A/S	6,430	342,280
Moneta Money Bank A/S (b)	64,314	566,155
		2,049,837
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	378,108	952,144
Greece — 2.4%
Allwyn AG	47,705	681,279
Eurobank SA	219,999	957,228
GEK TERNA SA	14,054	675,389
Hellenic Telecommunications Organization SA	45,060	960,914
HELLENiQ ENERGY Holdings S.A.	20,291	234,216
JUMBO SA	30,896	842,708
Motor Oil Hellas Corinth Refineries SA	22,172	988,842
National Bank of Greece SA	77,693	1,231,293
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
Piraeus Bank SA *	168,362	1,593,893
Public Power Corp. SA	51,127	1,085,560
		9,251,322
Hungary — 1.7%
Magyar Telekom Telecommunications plc	141,589	1,121,568
MOL Hungarian Oil & Gas plc	86,878	1,158,027
OTP Bank Nyrt.	23,515	3,154,042
Richter Gedeon Nyrt.	32,547	1,372,824
		6,806,461
India — 8.0%
Adani Power Ltd. *	699,608	1,646,216
Aurobindo Pharma Ltd.	21,623	318,194
Bajaj Auto Ltd.	10,502	1,109,587
Bajaj Holdings & Investment Ltd.	1,090	118,534
Bank of Baroda	39,085	109,048
Bharat Petroleum Corp. Ltd.	179,237	570,722
Canara Bank	188,444	268,955
Castrol India Ltd.	42,681	83,278
Cipla Ltd.	59,808	828,842
Coal India Ltd.	45,929	233,596
Colgate-Palmolive India Ltd.	7,278	161,242
Dabur India Ltd.	65,041	303,485
Divi's Laboratories Ltd.	10,679	734,800
Dr Reddy's Laboratories Ltd.	50,817	709,704
GAIL India Ltd.	125,331	216,808
Glenmark Pharmaceuticals Ltd.	8,855	225,189
HCL Technologies Ltd.	72,669	924,273
Hindalco Industries Ltd.	24,630	270,600
Hindustan Petroleum Corp. Ltd.	87,861	348,270
Hindustan Unilever Ltd.	90,619	2,154,261
Hindustan Zinc Ltd.	32,504	205,790
ICICI Lombard General Insurance Co. Ltd. (b)	2,815	52,514
Indian Oil Corp. Ltd.	368,902	555,352
Indus Towers Ltd. *	109,790	475,913
Infosys Ltd.	210,511	2,650,148
ITC Ltd.	338,625	1,127,466
Jindal Steel Ltd.	22,969	297,223
JSW Steel Ltd.	35,085	469,706
Malco Energy Ltd. ‡ *	114,093	145,481
Nestle India Ltd.	59,416	915,377
NHPC Ltd.	215,662	189,817
NMDC Ltd.	586,754	561,621
NTPC Ltd.	281,759	1,189,723
INVESTMENTS	SHARES	VALUE($)

India — continued
Oil & Natural Gas Corp. Ltd.	246,663	781,954
Oil India Ltd.	37,683	195,658
Petronet LNG Ltd.	101,738	297,679
Piramal Finance Ltd. *	3,531	74,717
Power Grid Corp. of India Ltd.	205,202	691,019
REC Ltd.	117,480	441,102
Reliance Industries Ltd.	119,702	1,815,448
State Bank of India	19,453	220,033
Steel Authority of India Ltd.	132,748	259,967
Sun Pharmaceutical Industries Ltd.	48,952	937,715
Talwandi Sabo Power Ltd. ‡ *	114,093	145,481
Tata Consultancy Services Ltd.	45,488	1,193,710
Tata Motors Ltd. *	25,697	112,278
Tata Motors Passenger Vehicles Ltd.	109,907	397,395
Tata Power Co. Ltd. (The)	142,365	669,966
Tata Steel Ltd.	489,248	1,094,036
Titan Co. Ltd.	7,991	370,979
Torrent Power Ltd.	15,774	290,275
Union Bank of India Ltd.	91,718	161,317
United Breweries Ltd.	1,715	26,446
UPL Ltd.	12,821	87,230
Vedanta Aluminium Metal Ltd. ‡ *	114,093	145,659
Vedanta Iron and Steel Ltd. ‡ *	114,093	145,481
Vedanta Ltd.	114,093	327,650
Zydus Lifesciences Ltd.	17,412	164,580
		31,219,510
Indonesia — 1.6%
Alamtri Resources Indonesia Tbk. PT	1,643,400	239,247
Astra International Tbk. PT	3,252,600	1,126,828
Bukit Asam Persero Tbk. PT	2,834,500	469,961
Elang Mahkota Teknologi Tbk. PT	5,778,900	275,424
Gudang Garam Tbk. PT	165,700	153,160
Indofood CBP Sukses Makmur Tbk. PT	927,700	363,855
Indofood Sukses Makmur Tbk. PT	1,494,000	582,582
Kalbe Farma Tbk. PT	448,000	22,458
Perusahaan Gas Negara Persero Tbk. PT	5,477,100	616,166
Sarana Menara Nusantara Tbk. PT	1,443,800	39,702
Sumber Alfaria Trijaya Tbk. PT	100,800	7,714
Telkom Indonesia Persero Tbk. PT	6,378,800	1,043,463
Trimegah Bangun Persada Tbk. PT	3,656,200	220,724
Unilever Indonesia Tbk. PT	2,552,500	226,348
United Tractors Tbk. PT	367,600	616,914
XLSMART Telecom Sejahtera Tbk. PT	2,348,600	398,896
		6,403,442
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Kuwait — 0.6%
Agility Global plc	839,518	342,838
Mobile Telecommunications Co. KSCP	517,589	959,433
National Bank of Kuwait SAKP	400,718	1,120,707
		2,422,978
Malaysia — 3.7%
99 Speed Mart Retail Holdings Bhd.	517,100	450,036
AMMB Holdings Bhd.	404,800	626,846
Axiata Group Bhd.	310,000	183,432
CELCOMDIGI Bhd.	193,100	145,864
CIMB Group Holdings Bhd.	618,200	1,193,874
Genting Bhd.	113,200	73,399
Genting Malaysia Bhd.	767,800	382,788
Hong Leong Bank Bhd.	43,700	244,936
IHH Healthcare Bhd.	210,700	468,068
Kuala Lumpur Kepong Bhd.	34,800	185,939
Malayan Banking Bhd.	529,008	1,477,323
Maxis Bhd.	690,700	607,913
Petronas Chemicals Group Bhd.	55,000	81,984
Petronas Gas Bhd.	208,900	937,328
PPB Group Bhd.	188,460	546,660
Press Metal Aluminium Holdings Bhd.	594,000	1,290,752
RHB Bank Bhd.	501,300	1,027,466
SD Guthrie Bhd.	700,400	1,093,411
Sime Darby Bhd.	1,006,400	548,519
Telekom Malaysia Bhd.	420,400	792,763
Tenaga Nasional Bhd.	463,800	1,699,826
YTL Corp. Bhd.	247,300	127,365
YTL Power International Bhd.	142,000	136,808
		14,323,300
Mexico — 6.7%
Alsea SAB de CV	47,753	140,811
America Movil SAB de CV	1,626,844	2,164,345
Arca Continental SAB de CV	105,240	1,265,097
Banco del Bajio SA (b)	137,127	431,512
Cemex SAB de CV	1,736,327	2,133,073
Coca-Cola Femsa SAB de CV	89,501	906,615
El Puerto de Liverpool SAB de CV, Class C1	61,020	360,632
Fibra Uno Administracion SA de CV, REIT	452,127	775,696
Fomento Economico Mexicano SAB de CV	64,667	763,817
Gentera SAB de CV	81,138	212,036
Gruma SAB de CV, Class B	48,241	838,670
Grupo Aeroportuario del Centro Norte SAB de CV	74,438	982,223
INVESTMENTS	SHARES	VALUE($)

Mexico — continued
Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,454	489,944
Grupo Aeroportuario del Sureste SAB de CV, Class B	33,886	1,030,401
Grupo Carso SAB de CV	39,021	297,832
Grupo Financiero Banorte SAB de CV, Class O	269,178	2,933,476
Grupo Mexico SAB de CV	265,613	2,911,806
Industrias Penoles SAB de CV *	27,824	1,411,230
Kimberly-Clark de Mexico SAB de CV, Class A	436,565	985,917
Megacable Holdings SAB de CV	176,843	621,889
Orbia Advance Corp. SAB de CV *	270,946	323,085
Prologis Property Mexico SA de CV, REIT	101,618	465,377
Promotora y Operadora de Infraestructura SAB de CV	61,282	970,282
Sigma Foods SAB de CV, Class A	908,517	863,347
Wal-Mart de Mexico SAB de CV	557,928	1,763,996
		26,043,109
Philippines — 0.4%
Globe Telecom, Inc.	3,973	106,442
Manila Electric Co.	76,760	814,112
PLDT, Inc.	12,840	261,951
Puregold Price Club, Inc.	381,700	267,065
		1,449,570
Qatar — 0.9%
Industries Qatar QSC	221,069	725,563
Nebras Energy	124,086	499,275
Ooredoo QPSC	258,351	972,098
Qatar Fuel QSC	78,673	309,636
Qatar Gas Transport Co. Ltd.	707,744	831,954
Qatar International Islamic Bank QSC	9,566	29,714
		3,368,240
Romania — 0.3%
NEPI Rockcastle NV	141,034	1,193,804
Russia — 0.0%
Alrosa PJSC ‡ *	200,448	—
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	—
GMK Norilskiy Nickel PAO ‡ *	308,700	—
Inter RAO UES PJSC ‡ *	6,142,220	—
LUKOIL PJSC ‡ *	17,853	—
M.Video PJSC ‡ *	8,526	—
Magnit PJSC ‡ *	7,858	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Russia — continued
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	—
Mobile TeleSystems PJSC ‡ *	120,496	—
Novolipetsk Steel PJSC ‡ *	155,019	—
PhosAgro PJSC ‡ *	1,940	—
Rostelecom PJSC ‡ *	157,186	—
RusHydro PJSC ‡ *	35,715,691	—
Sberbank of Russia PJSC ‡ *	537,391	—
Severstal PAO ‡ *	20,498	—
Sistema AFK PAO ‡ *	308,352	—
Surgutneftegas PAO (Preference) ‡ *	655,737	—
Tatneft PJSC ‡ *	17,275	—
Unipro PAO ‡ *	4,941,067	—
		—
Saudi Arabia — 3.2%
Almarai Co. JSC	24,874	275,130
Arab National Bank	45,200	260,224
Arabian Centres Co. (b)	30,526	143,117
Catrion Catering Holding Co.	11,017	207,111
Electrical Industries Co.	125,777	610,939
Elm Co.	3,513	550,133
Etihad Etisalat Co.	62,158	1,079,237
flynas Co. SJSC *	30,872	419,934
Jamjoom Pharmaceuticals Factory Co.	12,309	510,866
Jarir Marketing Co.	205,720	825,513
Mobile Telecommunications Co. Saudi Arabia *	157,901	494,552
Mouwasat Medical Services Co.	28,309	514,312
Nahdi Medical Co.	15,669	439,827
Power & Water Utility Co. for Jubail & Yanbu	29,131	265,121
Riyadh Cables Group Co.	22,279	786,492
SABIC Agri-Nutrients Co.	27,300	1,061,560
SAL Saudi Logistics Services	11,765	517,790
Saudi Aramco Base Oil Co.	10,221	344,851
Saudi Investment Bank (The)	35,693	126,098
Saudi Telecom Co.	188,716	2,193,447
Savola Group (The) *	9,089	65,657
Seera Group Holding *	61,678	352,577
United Electronics Co.	17,720	381,379
		12,425,867
South Africa — 6.5%
African Rainbow Minerals Ltd.	65,762	880,523
Aspen Pharmacare Holdings Ltd.	43,353	361,763
Bid Corp. Ltd.	45,029	1,101,862
INVESTMENTS	SHARES	VALUE($)

South Africa — continued
Bidvest Group Ltd.	77,892	1,094,583
Clicks Group Ltd.	37,590	596,762
Exxaro Resources Ltd.	80,270	1,059,713
Foschini Group Ltd.	107,662	452,041
Gold Fields Ltd.	25,151	1,065,453
Growthpoint Properties Ltd., REIT	418,858	411,126
Harmony Gold Mining Co. Ltd.	79,966	1,260,595
Impala Platinum Holdings Ltd.	98,756	1,384,268
Investec Ltd.	97,449	810,832
Kumba Iron Ore Ltd.	25,283	474,287
Mr Price Group Ltd.	77,725	727,906
MTN Group Ltd.	185,909	2,332,582
Naspers Ltd., Class N	66,343	3,592,468
Nedbank Group Ltd.	78,558	1,254,292
Pepkor Holdings Ltd. (b)	566,186	748,005
Shoprite Holdings Ltd.	56,599	953,969
Sibanye Stillwater Ltd.	36,455	108,985
Tiger Brands Ltd.	53,973	939,647
Valterra Platinum Ltd.	22,216	1,789,344
Vodacom Group Ltd.	116,873	991,465
Woolworths Holdings Ltd.	252,954	792,384
		25,184,855
Taiwan — 11.8%
Accton Technology Corp.	40,000	2,929,464
Asustek Computer, Inc.	58,000	1,074,625
Capital Securities Corp.	887,000	790,865
Catcher Technology Co. Ltd.	16,000	105,387
Cathay Financial Holding Co. Ltd.	476,000	1,161,970
Chang Hwa Commercial Bank Ltd.	998,000	667,120
Cheng Shin Rubber Industry Co. Ltd.	573,000	567,006
China Airlines Ltd.	1,228,000	695,980
Chunghwa Telecom Co. Ltd.	400,000	1,717,483
CTBC Financial Holding Co. Ltd.	1,658,395	2,743,024
E.Sun Financial Holding Co. Ltd.	835,831	840,197
Eclat Textile Co. Ltd.	52,000	548,975
Eternal Materials Co. Ltd.	436,000	1,097,875
Eva Airways Corp.	761,000	805,943
Evergreen Marine Corp. Taiwan Ltd.	138,800	887,927
Far EasTone Telecommunications Co. Ltd.	305,000	909,622
Feng TAY Enterprise Co. Ltd.	158,960	354,080
First Financial Holding Co. Ltd.	727,799	664,745
Formosa Petrochemical Corp.	198,000	353,792
Fubon Financial Holding Co. Ltd.	293,526	836,576
Giant Manufacturing Co. Ltd.	172,000	368,093
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Hua Nan Financial Holdings Co. Ltd.	357,000	361,118
International Games System Co. Ltd.	31,000	736,842
King Slide Works Co. Ltd.	11,000	1,395,553
MediaTek, Inc.	57,000	4,758,454
Mega Financial Holding Co. Ltd.	938,694	1,162,210
Nien Made Enterprise Co. Ltd.	55,000	615,517
Pou Chen Corp.	725,000	592,806
President Chain Store Corp.	118,000	834,068
SinoPac Financial Holdings Co. Ltd.	1,640,349	1,607,316
Taiwan Fertilizer Co. Ltd.	394,000	632,976
Taiwan Mobile Co. Ltd.	274,000	964,225
Taiwan Semiconductor Manufacturing Co. Ltd.	117,000	8,122,359
Uni-President Enterprises Corp.	595,000	1,303,268
Yang Ming Marine Transport Corp.	267,000	415,991
Yuanta Financial Holding Co. Ltd.	1,278,104	2,117,517
Yulon Motor Co. Ltd.	308,000	264,609
		46,005,578
Thailand — 4.6%
Advanced Info Service PCL	141,600	1,481,267
Bangkok Bank PCL	115,500	575,773
Banpu PCL, NVDR	2,488,000	451,038
Berli Jucker PCL, NVDR	644,800	279,562
Carabao Group PCL, NVDR	350,500	390,838
Central Retail Corp. PCL, NVDR	827,400	466,544
Charoen Pokphand Foods PCL, NVDR	1,275,300	755,067
CP ALL PCL, NVDR	621,600	831,232
Digital Telecommunications Infrastructure Fund, Class F	1,435,000	440,218
Electricity Generating PCL	118,900	411,792
Global Power Synergy PCL, Class F	385,300	413,017
Home Product Center PCL, NVDR	2,126,900	396,720
Kasikornbank PCL, NVDR	251,300	1,495,581
Krung Thai Bank PCL	1,136,800	1,150,837
Minor International PCL, NVDR	869,300	553,283
Osotspa PCL, NVDR	900,800	412,717
PTT Exploration & Production PCL	264,000	1,253,433
PTT Oil & Retail Business PCL	1,089,200	412,520
PTT PCL, NVDR	1,567,800	1,695,374
Ratch Group PCL	219,400	195,187
SCB X PCL, NVDR	283,800	1,141,557
Thai Oil PCL	541,000	792,476
Thai Union Group PCL, Class F	1,258,200	444,729
INVESTMENTS	SHARES	VALUE($)

Thailand — continued
TMBThanachart Bank PCL, NVDR	9,396,400	652,455
True Corp. PCL, NVDR	1,865,100	783,860
		17,877,077
Turkey — 7.7%
AG Anadolu Grubu Holding A/S	668,281	463,434
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S *	734,336	447,710
Akbank TAS	141,696	229,484
Akcansa Cimento A/S *	106,618	504,011
Aksa Enerji Uretim A/S *	259,342	471,794
Alarko Holding A/S *	188,438	399,691
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,109,728	466,845
Aselsan Elektronik Sanayi ve Ticaret A/S	186,390	1,735,624
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	180,204	1,132,637
Aygaz A/S	111,594	710,046
Baticim Bati Anadolu Cimento Sanayii A/S *	3,233,827	445,159
BIM Birlesik Magazalar A/S	70,421	1,156,911
Celebi Hava Servisi A/S	9,845	388,483
Cimsa Cimento Sanayi ve Ticaret A/S	125,654	160,179
Coca-Cola Icecek A/S	335,921	557,579
DAP Gayrimenkul Gelistirme A/S, Class C *	780,342	181,989
Dogan Sirketler Grubu Holding A/S	1,688,093	849,562
Dogus Otomotiv Servis ve Ticaret A/S	92,060	367,753
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	302,734	572,508
Enerjisa Enerji A/S (b)	175,676	477,440
Enerya Enerji A/S	3,157,014	623,069
Enka Insaat ve Sanayi A/S	440,398	1,021,069
Ford Otomotiv Sanayi A/S	362,907	787,099
Gulermak Agir Sanayi Insaat ve Taahhut A/S *	107,824	452,202
GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	48,177	318,801
Is Yatirim Menkul Degerler A/S	333,775	312,723
Isiklar Enerji ve Yapi Holding A/S *	224,620	492,392
Margun Enerji Uretim Sanayi ve Ticaret A/S *	403,613	572,127
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	650,072	623,244
MIA Teknoloji A/S *	479,362	423,933
Migros Ticaret A/S	55,709	792,128
MLP Saglik Hizmetleri A/S * (b)	46,008	452,853
Nuh Cimento Sanayi A/S	42,205	231,272
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Odine Solutions Teknoloji Ticaret ve Sanayi A/S *	16,294	410,733
Oyak Cimento Fabrikalari A/S	1,287,090	675,096
Pasifik Eurasia Lojistik Dis Ticaret A/S *	163,334	477,154
Pegasus Hava Tasimaciligi A/S *	114,519	457,724
Sok Marketler Ticaret A/S *	576,294	650,172
TAB Gida Sanayi ve Ticaret A/S	35,018	208,474
TAV Havalimanlari Holding A/S *	115,827	714,653
Tekfen Holding A/S	142,048	448,294
Tofas Turk Otomobil Fabrikasi A/S	75,747	494,620
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	387,456	840,343
Turk Hava Yollari AO	161,916	1,102,408
Turk Telekomunikasyon A/S *	593,921	817,604
Turkcell Iletisim Hizmetleri A/S	397,152	987,467
Turkiye Garanti Bankasi A/S	67,800	200,739
Turkiye Is Bankasi A/S, Class C	2,158,558	685,283
Turkiye Petrol Rafinerileri A/S	155,268	933,439
Turkiye Sise ve Cam Fabrikalari A/S	488,384	518,073
Ulker Biskuvi Sanayi A/S	155,934	427,583
		29,871,610
United Arab Emirates — 4.1%
Abu Dhabi Commercial Bank PJSC	407,023	1,529,203
Abu Dhabi Islamic Bank PJSC	226,367	1,351,729
Abu Dhabi National Oil Co. for Distribution PJSC	525,813	525,369
ADNOC Logistics & Services	565,627	903,931
Air Arabia PJSC	772,823	1,041,454
Aldar Properties PJSC	49,200	103,473
Americana Restaurants International plc - Foreign Co.	433,848	235,049
Borouge plc	617,749	425,594
Dubai Electricity & Water Authority PJSC	1,265,916	913,310
Dubai Islamic Bank PJSC	505,985	983,565
Emaar Development PJSC	225,958	896,917
Emaar Properties PJSC	652,570	2,101,275
Emirates NBD Bank PJSC	108,625	857,620
Emirates Telecommunications Group Co. PJSC	322,253	1,631,838
NMDC Group PJSC	122,040	636,598
Presight AI Holding plc *	480,854	410,457
Salik Co. PJSC	562,899	858,195
INVESTMENTS	SHARES	VALUE($)

United Arab Emirates — continued
Space42 plc *	467,340	191,211
Talabat Holding plc	2,363,944	574,889
		16,171,677
United States — 0.3%
GCC SAB de CV	43,786	516,429
Titan SA	15,254	819,939
		1,336,368
Total Common Stocks (Cost $298,310,981)		389,113,028
	NO. OF WARRANTS
Warrants — 0.0% ^
Malaysia — 0.0% ^
YTL Corp. Bhd. expiring 6/2/2028, price 1.50 MYR *	212,660	29,205
YTL Power International Bhd. expiring 6/2/2028, price 2.45 MYR *	68,800	23,842
Total Warrants (Cost $—)		53,047
	SHARES
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (d) (e)(Cost $44,202)	44,202	44,202
Total Investments — 99.8% (Cost $298,355,183)		389,210,277
Other Assets in Excess of Liabilities — 0.2%		725,271
NET ASSETS — 100.0%		389,935,548

Percentages indicated are based on net assets.

Abbreviations
JSC	Joint Stock Company
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	April 30, 2026

PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $41,996.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.1%
Metals & Mining	8.0
Oil, Gas & Consumable Fuels	7.3
Wireless Telecommunication Services	4.0
Electric Utilities	3.9
Diversified Telecommunication Services	3.6
Food Products	3.4
Semiconductors & Semiconductor Equipment	3.3
Independent Power and Renewable Electricity Producers	3.0
Consumer Staples Distribution & Retail	2.9
Transportation Infrastructure	2.8
Pharmaceuticals	2.6
Specialty Retail	2.4
Beverages	2.1
Chemicals	1.9
Industrial Conglomerates	1.6
Broadline Retail	1.6
IT Services	1.6
Construction Materials	1.5
Passenger Airlines	1.5
Electrical Equipment	1.4
Machinery	1.4
Real Estate Management & Development	1.3
Automobiles	1.3
Gas Utilities	1.3
Construction & Engineering	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	15.1
Short-Term Investments	0.0 (a)

(a)	Amount rounds to less than 0.1%.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	11	06/19/2026	USD	881,045	57,183

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	85

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 8.2%
AGL Energy Ltd.	33,050	229,002
Ansell Ltd.	37,373	716,938
APA Group	100,863	753,468
BHP Group Ltd.	34,490	1,365,092
Brambles Ltd.	11,965	194,939
CAR Group Ltd.	30,576	564,030
Charter Hall Group, REIT	24,897	366,635
Cochlear Ltd.	5,309	361,231
Coles Group Ltd.	84,133	1,340,911
CSL Ltd.	5,251	473,958
Dexus, REIT	159,607	720,012
Dyno Nobel Ltd.	117,645	279,348
EBOS Group Ltd.	9,909	124,568
Endeavour Group Ltd. (a)	232,120	561,963
Evolution Mining Ltd.	73,588	650,602
Fortescue Ltd.	82,024	1,182,218
GPT Group (The), REIT	300,312	1,035,730
Harvey Norman Holdings Ltd.	154,231	504,086
JB Hi-Fi Ltd.	17,297	965,984
Lottery Corp. Ltd. (The)	153,071	612,760
Metcash Ltd.	253,766	499,707
New Hope Corp. Ltd. (a)	160,582	633,548
Northern Star Resources Ltd.	75,181	1,152,392
Orica Ltd.	12,548	191,389
Origin Energy Ltd.	150,788	1,318,506
Pro Medicus Ltd.	5,315	521,655
Qantas Airways Ltd.	64,601	394,996
Ramsay Health Care Ltd. (a)	14,368	406,428
REA Group Ltd. (a)	777	96,197
Rio Tinto Ltd.	11,414	1,398,096
Rio Tinto plc	16,186	1,630,522
Santos Ltd.	88,350	509,019
SGH Ltd.	3,226	91,369
Sonic Healthcare Ltd.	56,134	803,201
South32 Ltd.	6,778	20,087
Stockland, REIT	328,154	962,377
Telstra Group Ltd.	317,786	1,220,465
Vicinity Ltd., REIT	670,611	1,219,488
Wesfarmers Ltd.	21,360	1,134,694
Whitehaven Coal Ltd.	191,099	1,167,736
Woodside Energy Group Ltd.	23,114	552,601
Yancoal Australia Ltd.	158,499	871,811
		29,799,759
INVESTMENTS	SHARES	VALUE($)

Austria — 0.4%
OMV AG	21,475	1,515,924
Belgium — 0.5%
Anheuser-Busch InBev SA	15,271	1,153,902
D'ieteren Group	2,441	504,412
UCB SA *	811	220,828
		1,879,142
Brazil — 0.3%
Yara International ASA	17,790	1,035,679
Chile — 0.4%
Antofagasta plc	28,754	1,394,504
China — 1.5%
AAC Technologies Holdings, Inc.	188,500	873,016
Budweiser Brewing Co. APAC Ltd. (b)	793,306	782,192
Lenovo Group Ltd.	652,000	980,427
Prosus NV (a)	21,611	1,046,254
SITC International Holdings Co. Ltd.	177,917	744,934
Wilmar International Ltd.	387,900	1,106,436
Xinyi Glass Holdings Ltd.	13,000	16,134
		5,549,393
Denmark — 0.3%
Carlsberg A/S, Class B	7,506	1,016,416
Novo Nordisk A/S, Class B	5,356	227,823
		1,244,239
Finland — 0.9%
Elisa OYJ	4,149	201,508
Kesko OYJ, Class B	24,663	606,703
Orion OYJ, Class B	7,228	583,938
UPM-Kymmene OYJ (a)	28,539	855,110
Wartsila OYJ Abp	24,737	1,038,885
		3,286,144
France — 4.9%
Air Liquide SA	2,714	583,891
Ayvens SA (b)	18,170	245,881
Capgemini SE	8,323	1,012,214
Carrefour SA	54,332	1,080,846
Cie Generale des Etablissements Michelin SCA (a)	19,773	716,298
Covivio SA, REIT	8,283	547,821
Credit Agricole SA	45,785	894,278
Danone SA	14,786	1,158,454
Eiffage SA	9,135	1,472,822
Engie SA (a)	46,816	1,543,176
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
EssilorLuxottica SA	3,583	758,412
Gecina SA, REIT	7,398	625,459
Ipsen SA	1,372	269,463
Klepierre SA, REIT	32,927	1,334,079
Orange SA	70,655	1,471,203
Publicis Groupe SA	7,717	721,056
TotalEnergies SE	11,908	1,107,129
Unibail-Rodamco-Westfield, REIT	10,239	1,243,092
Vinci SA	7,334	1,109,065
		17,894,639
Germany — 2.4%
Aumovio SE *	4,117	178,548
Bechtle AG	4,857	165,305
Brenntag SE	5,144	374,612
Continental AG *	8,750	662,052
Deutsche Lufthansa AG (Registered)	97,430	834,824
Deutsche Telekom AG (Registered)	14,106	455,633
Evonik Industries AG	44,425	918,852
Fresenius Medical Care AG	19,137	865,920
Fresenius SE & Co. KGaA	19,548	946,702
Heidelberg Materials AG	5,358	1,182,207
Mercedes-Benz Group AG	12,783	745,123
Merck KGaA	2,993	387,555
Scout24 SE (b)	6,895	574,094
Vonovia SE	18,166	489,450
		8,780,877
Hong Kong — 3.7%
CK Asset Holdings Ltd.	92,500	582,681
CK Infrastructure Holdings Ltd.	140,500	1,182,811
CLP Holdings Ltd.	139,000	1,336,530
Henderson Land Development Co. Ltd.	171,000	675,913
Hong Kong & China Gas Co. Ltd.	1,024,393	948,406
Hongkong Land Holdings Ltd.	33,500	264,852
Hutchison Port Holdings Trust	928,000	194,880
Johnson Electric Holdings Ltd.	140,500	381,271
Link, REIT	50,600	254,786
Orient Overseas International Ltd.	48,500	846,717
PCCW Ltd.	941,000	727,298
Power Assets Holdings Ltd.	150,500	1,243,743
Prudential plc	41,418	624,151
Sino Land Co. Ltd.	160,000	256,571
Sun Hung Kai Properties Ltd.	78,000	1,365,553
Swire Pacific Ltd., Class A	79,000	859,282
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
WH Group Ltd. (b)	1,142,243	1,388,337
Yue Yuen Industrial Holdings Ltd.	171,000	317,657
		13,451,439
Indonesia — 0.1%
First Pacific Co. Ltd.	306,000	214,703
Iraq — 0.1%
United Energy Group Ltd.	4,240,000	259,840
Italy — 3.4%
A2A SpA	289,907	825,578
Banca Mediolanum SpA	22,775	499,192
BPER Banca SpA	28,074	414,422
Coca-Cola HBC AG	23,545	1,373,355
Enel SpA	109,851	1,282,587
Eni SpA	50,662	1,432,540
Generali (a)	14,191	635,927
Italgas SpA (a)	118,522	1,431,724
Pirelli & C SpA (b)	75,810	521,437
Poste Italiane SpA (a) (b)	51,369	1,363,536
Recordati Industria Chimica e Farmaceutica SpA	12,638	737,904
Ryanair Holdings plc	17,694	464,241
UniCredit SpA	17,602	1,360,325
		12,342,768
Ivory Coast — 0.4%
Endeavour Mining plc	23,206	1,400,639
Japan — 25.6%
Activia Properties, Inc., REIT	446	399,977
AEON REIT Investment Corp., REIT	302	242,148
Alfresa Holdings Corp.	30,500	460,449
Alps Alpine Co. Ltd.	22,000	330,137
Asahi Group Holdings Ltd.	68,100	670,487
Asahi Intecc Co. Ltd.	20,900	439,790
Asahi Kasei Corp.	31,600	310,939
Astellas Pharma, Inc.	53,200	753,937
BIPROGY, Inc.	19,100	549,312
Brother Industries Ltd.	43,100	818,478
Canon Marketing Japan, Inc.	35,900	817,057
Canon, Inc.	35,800	921,011
Capcom Co. Ltd.	26,900	567,956
Chubu Electric Power Co., Inc.	33,100	569,283
Chugai Pharmaceutical Co. Ltd.	15,700	837,272
Coca-Cola Bottlers Japan Holdings, Inc.	19,600	427,793
COMSYS Holdings Corp.	26,900	968,711
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	87

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Cosmo Energy Holdings Co. Ltd.	34,400	879,409
Daito Trust Construction Co. Ltd.	26,800	602,813
Daiwa Securities Group, Inc.	114,800	1,080,597
Dexerials Corp.	16,000	249,709
Dowa Holdings Co. Ltd.	200	12,170
Electric Power Development Co. Ltd.	58,600	1,434,113
ENEOS Holdings, Inc.	162,000	1,360,555
Fuji Media Holdings, Inc.	4,800	118,737
FUJIFILM Holdings Corp.	40,600	747,188
Hachijuni Nagano Bank Ltd.	28,400	384,773
Hikari Tsushin, Inc.	4,400	1,068,479
Hoya Corp.	1,300	242,767
Hulic Co. Ltd.	84,100	948,520
Idemitsu Kosan Co. Ltd.	88,985	761,386
Inpex Corp.	55,400	1,444,288
Invincible Investment Corp., REIT	690	271,479
ITOCHU Corp.	102,100	1,265,337
Iwatani Corp.	7,100	87,120
Japan Metropolitan Fund Invest, REIT	821	607,274
Japan Post Insurance Co. Ltd.	75,000	731,296
Japan Real Estate Investment Corp., REIT	583	446,219
Japan Tobacco, Inc.	36,500	1,359,798
JFE Holdings, Inc.	4,400	48,322
Kajima Corp.	11,800	461,192
Kakaku.com, Inc.	11,300	189,181
Kansai Electric Power Co., Inc. (The)	29,000	464,585
Kao Corp.	23,500	875,724
Kawasaki Kisen Kaisha Ltd.	72,800	1,191,594
KDDI Corp.	72,000	1,178,247
Kirin Holdings Co. Ltd.	29,500	465,187
Kobe Steel Ltd.	106,700	1,314,974
K's Holdings Corp.	32,000	369,883
Kuraray Co. Ltd.	900	9,452
Kyowa Kirin Co. Ltd.	7,700	116,007
Kyushu Electric Power Co., Inc.	124,900	1,350,410
Lasertec Corp.	1,000	276,378
Marubeni Corp.	42,300	1,646,362
MatsukiyoCocokara & Co.	53,300	778,281
Mebuki Financial Group, Inc.	69,600	577,843
Medipal Holdings Corp.	31,000	553,888
MEIJI Holdings Co. Ltd.	37,900	899,553
Mitsubishi Chemical Group Corp.	142,900	837,743
Mitsubishi Corp.	19,800	634,128
Mitsubishi HC Capital, Inc.	109,300	992,784
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Mitsubishi UFJ Financial Group, Inc.	79,700	1,431,638
Mitsui & Co. Ltd.	38,900	1,460,537
Mitsui Fudosan Co. Ltd.	112,800	1,235,389
Mitsui Kinzoku Co. Ltd.	6,900	1,895,835
Modec, Inc.	8,700	719,323
Morinaga Milk Industry Co. Ltd.	3,700	111,653
NEC Corp.	25,800	686,280
NH Foods Ltd.	23,100	951,769
Nichirei Corp.	17,400	209,671
Nintendo Co. Ltd.	14,900	728,892
Nippon Building Fund, Inc., REIT	306	256,246
Nippon Electric Glass Co. Ltd.	14,300	746,495
Nippon Shokubai Co. Ltd.	33,700	463,947
Nippon Steel Corp.	170,900	629,169
Nippon Yusen KK	24,000	862,529
Nissan Chemical Corp.	8,000	345,916
Nisshin Seifun Group, Inc.	4,300	54,925
Niterra Co. Ltd.	30,100	1,627,071
Nitto Denko Corp.	55,700	1,059,429
NOF Corp.	900	18,381
Nomura Real Estate Holdings, Inc.	161,500	1,053,667
Nomura Real Estate Master Fund, Inc., REIT	282	290,727
NS Solutions Corp. (a)	7,300	169,126
NSK Ltd.	56,900	462,162
NTT, Inc.	1,123,800	1,094,650
Obayashi Corp.	16,500	387,926
Ono Pharmaceutical Co. Ltd.	70,100	1,036,790
Open House Group Co. Ltd.	12,700	747,442
Osaka Gas Co. Ltd.	34,000	1,221,737
Otsuka Holdings Co. Ltd.	22,400	1,632,562
Sankyo Co. Ltd.	64,200	759,489
Santen Pharmaceutical Co. Ltd.	87,300	899,668
Sanwa Holdings Corp.	6,700	153,247
Sawai Group Holdings Co. Ltd.	23,000	309,179
SCREEN Holdings Co. Ltd.	1,800	119,342
Seibu Holdings, Inc.	11,700	275,330
Seiko Epson Corp.	28,600	384,691
Sekisui Chemical Co. Ltd.	19,500	298,816
Sekisui House REIT, Inc., REIT	699	379,515
Shimamura Co. Ltd.	15,500	324,148
Shionogi & Co. Ltd.	65,500	1,323,294
SKY Perfect JSAT Corp.	37,100	809,994
Skylark Holdings Co. Ltd.	18,300	351,611
SoftBank Corp.	813,200	1,144,554
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
SoftBank Group Corp.	43,800	1,496,157
Sojitz Corp.	12,220	457,697
Subaru Corp.	13,400	199,596
Sugi Holdings Co. Ltd.	19,100	382,287
Sumitomo Chemical Co. Ltd.	216,900	707,763
Sumitomo Mitsui Financial Group, Inc.	42,500	1,500,635
Sumitomo Realty & Development Co. Ltd.	9,400	291,396
Suntory Beverage & Food Ltd.	17,800	512,967
Suzuken Co. Ltd.	11,100	392,898
Takeda Pharmaceutical Co. Ltd.	40,200	1,343,998
TIS, Inc.	2,700	58,847
Toho Gas Co. Ltd.	48,800	366,423
Tohoku Electric Power Co., Inc.	67,800	473,567
Tokyo Electron Ltd.	5,100	1,502,882
Tokyo Gas Co. Ltd.	29,000	1,231,626
Tokyo Tatemono Co. Ltd.	41,000	943,442
Tokyu Fudosan Holdings Corp.	151,800	1,292,445
Tosoh Corp.	45,300	698,061
Toyo Suisan Kaisha Ltd.	17,200	1,185,449
Toyo Tire Corp.	41,900	1,027,309
Toyota Boshoku Corp.	16,800	237,697
Trend Micro, Inc.	6,700	233,213
Tsumura & Co.	6,500	151,605
Ulvac, Inc.	6,000	377,835
United Urban Investment Corp., REIT	328	369,996
USS Co. Ltd.	68,300	739,475
Yamada Holdings Co. Ltd.	54,100	180,489
Yamato Kogyo Co. Ltd.	6,900	526,689
Yamazaki Baking Co. Ltd.	10,400	217,538
Yokohama Rubber Co. Ltd. (The)	27,500	1,119,299
		92,764,525
Luxembourg — 0.2%
Eurofins Scientific SE	4,694	326,291
RTL Group SA	7,146	274,671
		600,962
Macau — 0.1%
MGM China Holdings Ltd.	243,200	365,082
Mexico — 0.4%
Fresnillo plc	30,506	1,347,047
Netherlands — 1.9%
ABN AMRO Bank NV, CVA (b)	33,694	1,173,119
ASML Holding NV	758	1,095,724
ASR Nederland NV	6,031	458,112
INVESTMENTS	SHARES	VALUE($)

Netherlands — continued
Heineken Holding NV (a)	11,120	790,198
Koninklijke Ahold Delhaize NV	30,216	1,419,230
Koninklijke KPN NV	243,504	1,302,150
NN Group NV	8,899	778,963
		7,017,496
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	36,522	787,059
Spark New Zealand Ltd.	51,057	62,737
		849,796
Nigeria — 0.2%
Airtel Africa plc (b)	156,229	754,528
Norway — 1.5%
DNB Bank ASA	12,011	363,733
Equinor ASA	38,314	1,559,274
Mowi ASA	22,058	489,407
Norsk Hydro ASA	100,591	1,110,174
Orkla ASA	63,470	782,841
Telenor ASA	64,739	1,065,625
		5,371,054
Poland — 0.5%
ORLEN SA	44,296	1,627,992
Portugal — 0.2%
Jeronimo Martins SGPS SA	27,761	666,622
Russia — 0.0%
Evraz plc ‡ *	393,430	—
Singapore — 2.7%
CapitaLand Integrated Commercial Trust, REIT	628,208	1,170,048
ComfortDelGro Corp. Ltd.	225,400	262,426
DBS Group Holdings Ltd.	2,600	119,888
Jardine Cycle & Carriage Ltd.	16,400	421,203
Keppel, REIT	16,344	11,507
Keppel Ltd.	147,100	1,259,091
Mapletree Pan Asia Commercial Trust, REIT	84,700	86,065
Oversea-Chinese Banking Corp. Ltd.	82,300	1,419,890
Sembcorp Industries Ltd.	180,300	946,204
Singapore Airlines Ltd.	195,100	966,277
Singapore Telecommunications Ltd.	356,000	1,289,360
Suntec, REIT	604,400	711,179
UOL Group Ltd.	23,700	198,268
Venture Corp. Ltd.	64,200	819,444
		9,680,850
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	89

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 0.4%
Anglo American plc	29,419	1,455,799
South Korea — 10.4%
Alteogen, Inc.	1,443	364,379
Celltrion, Inc.	3,977	541,719
CJ Corp.	2,824	430,032
CJ Logistics Corp.	505	34,678
DB Insurance Co. Ltd.	3,694	420,353
Doosan Bobcat, Inc.	5,657	278,232
GS Holdings Corp.	5,929	329,299
GS Retail Co. Ltd.	14,509	230,850
Hana Financial Group, Inc.	19,117	1,660,915
Hankook Tire & Technology Co. Ltd.	15,442	621,403
Hanmi Pharm Co. Ltd.	3,025	947,179
Hanwha Aerospace Co. Ltd.	981	937,215
HD Hyundai Co. Ltd.	7,461	1,584,088
HD Hyundai Electric Co. Ltd.	2,179	1,873,763
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,247	1,329,853
Hyundai Mobis Co. Ltd.	4,020	1,162,660
Industrial Bank of Korea	64,106	982,672
KB Financial Group, Inc.	13,091	1,433,532
Kia Corp.	12,471	1,286,281
Korea Electric Power Corp.	42,653	1,277,964
Korea Gas Corp.	33,054	876,405
Korea Investment Holdings Co. Ltd.	179	29,414
Korean Air Lines Co. Ltd.	10,410	174,238
KT&G Corp.	13,485	1,621,073
LG Corp.	11,482	774,905
LG H&H Co. Ltd.	166	28,612
LG Innotek Co. Ltd.	5,856	2,289,437
LG Uplus Corp.	58,762	630,089
NAVER Corp.	1,555	223,364
NH Investment & Securities Co. Ltd.	19,246	441,292
NongShim Co. Ltd.	2,070	531,522
Orion Corp.	10,161	983,765
Posco International Corp.	5,826	342,914
Samsung Biologics Co. Ltd. * (b)	163	162,517
Samsung Electronics Co. Ltd.	11,413	1,718,657
Samsung Episholdings Co. Ltd. *	85	31,396
Samsung SDS Co. Ltd.	5,927	670,878
Samsung Securities Co. Ltd.	10,807	791,876
Samyang Foods Co. Ltd.	1,179	1,070,448
SK hynix, Inc.	2,303	2,053,743
SK Telecom Co. Ltd.	20,401	1,322,028
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
SK, Inc.	2,842	827,293
S-Oil Corp.	2,849	259,293
Woori Financial Group, Inc.	63,821	1,455,384
Yuhan Corp.	13,373	834,221
		37,871,831
Spain — 1.9%
Amadeus IT Group SA	17,034	982,902
Endesa SA	36,797	1,649,304
Iberdrola SA	53,622	1,257,127
Industria de Diseno Textil SA	17,171	1,027,696
Merlin Properties Socimi SA, REIT	55,061	962,863
Naturgy Energy Group SA	36,597	1,150,256
		7,030,148
Sweden — 2.7%
Boliden AB (a)	13,637	716,834
Castellum AB (a)	4,037	51,673
Essity AB, Class B	28,837	763,656
Getinge AB, Class B (a)	10,656	214,525
H & M Hennes & Mauritz AB, Class B (a)	48,288	866,659
Hexagon AB, Class B (a)	18,007	196,726
Securitas AB, Class B (a)	52,656	883,724
SKF AB, Class B (a)	42,720	1,075,636
SSAB AB, Class B (a)	155,440	1,415,249
Tele2 AB, Class B	67,884	1,392,935
Telefonaktiebolaget LM Ericsson, Class B	54,946	655,451
Telia Co. AB	194,803	1,018,244
Trelleborg AB, Class B	12,331	506,299
		9,757,611
Switzerland — 1.7%
Avolta AG	4,636	256,202
DSM-Firmenich AG	1,610	120,249
Logitech International SA (Registered)	11,761	1,160,958
PSP Swiss Property AG (Registered)	4,093	818,072
Sandoz Group AG	2,031	162,913
Sonova Holding AG (Registered)	1,238	271,380
Swiss Prime Site AG (Registered)	6,813	1,180,663
Swisscom AG (Registered)	1,130	955,786
Temenos AG (Registered)	11,236	1,065,662
		5,991,885
Thailand — 0.1%
Thai Beverage PCL	1,525,400	503,353
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — 17.3%
3i Group plc	22,940	797,802
Admiral Group plc	16,011	735,964
Associated British Foods plc	42,405	1,055,949
AstraZeneca plc	6,568	1,246,096
Autotrader Group plc (b)	160,276	1,078,165
Aviva plc	151,839	1,287,787
BAE Systems plc	43,878	1,220,403
Barclays plc	254,903	1,498,299
Barratt Redrow plc	67,691	230,539
Berkeley Group Holdings plc *	10,163	442,492
British American Tobacco plc	25,616	1,508,650
British Land Co. plc (The), REIT	233,140	1,233,653
BT Group plc	417,063	1,226,097
Bunzl plc	25,535	841,788
Burberry Group plc *	41,214	653,991
Centrica plc	552,780	1,615,716
CK Hutchison Holdings Ltd.	14,256	119,040
Coca-Cola Europacific Partners plc	2,889	274,866
Convatec Group plc (b)	122,184	350,402
Croda International plc	13,793	534,981
DCC plc	8,787	662,303
Diageo plc	20,733	419,209
Diploma plc	4,294	406,381
Entain plc	17,326	127,883
GSK plc	53,820	1,411,024
Halma plc	15,302	920,839
Howden Joinery Group plc	91,807	968,591
HSBC Holdings plc	91,605	1,685,516
IMI plc	32,102	1,222,704
Imperial Brands plc	30,736	1,167,743
Informa plc	95,710	1,034,827
International Consolidated Airlines Group SA	285,869	1,446,262
Intertek Group plc	19,676	1,267,491
J Sainsbury plc	310,379	1,388,681
JD Sports Fashion plc	239,608	219,962
Kingfisher plc	273,287	1,074,648
Land Securities Group plc, REIT	130,348	1,048,818
M&G plc	185,798	763,621
Marks & Spencer Group plc	212,995	956,739
National Grid plc	80,569	1,442,232
NatWest Group plc	168,515	1,344,055
Next plc	7,041	1,242,656
Pearson plc	84,486	1,246,757
Persimmon plc	41,598	599,821
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Reckitt Benckiser Group plc	17,685	1,125,272
RELX plc	30,593	1,115,615
Rightmove plc	170,141	1,003,405
Rolls-Royce Holdings plc	87,449	1,407,191
Sage Group plc (The)	94,201	1,123,502
Segro plc, REIT	86,884	822,964
Smith & Nephew plc	73,766	1,141,442
Smiths Group plc	41,368	1,428,258
SSE plc	40,644	1,455,233
St. James's Place plc	28,750	474,718
Standard Chartered plc	65,794	1,675,433
Taylor Wimpey plc	439,019	464,393
Tesco plc	213,681	1,401,639
Unilever plc	11,810	688,702
United Utilities Group plc	80,226	1,591,058
Vodafone Group plc	981,133	1,561,127
Weir Group plc (The)	20,660	748,829
Whitbread plc	16,285	495,031
Wise plc, Class A *	55,013	786,759
Zegona Communications plc	9,940	237,296
		62,769,310
United States — 3.6%
Amrize Ltd. *	9,213	505,937
AP Moller - Maersk A/S, Class B	204	483,315
BP plc	111,007	878,713
Experian plc	18,875	690,618
Haleon plc	211,130	974,971
Holcim AG	14,645	1,360,908
InterContinental Hotels Group plc	9,631	1,377,052
Novartis AG (Registered)	8,989	1,328,481
Roche Holding AG	2,709	1,103,918
Sanofi SA	4,515	422,498
Shell plc	36,009	1,637,214
Sims Ltd.	28,819	435,544
Sunbelt Rentals Holdings, Inc.	14,851	1,116,261
Tenaris SA	25,687	819,964
		13,135,394
Total Common Stocks (Cost $276,448,225)		359,610,974
Short-Term Investments — 2.4%
Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $8,587,242)	8,587,242	8,587,242
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	91

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	VALUE($)
Total Investments — 101.5% (Cost $285,035,467)	368,198,216
Liabilities in Excess of Other Assets — (1.5)%	(5,503,551)
NET ASSETS — 100.0%	362,694,665

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $8,304,454.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	5.8%
Metals & Mining	5.7
Oil, Gas & Consumable Fuels	5.7
Pharmaceuticals	5.2
Electric Utilities	4.0
Diversified Telecommunication Services	3.5
Food Products	3.4
Real Estate Management & Development	3.3
Consumer Staples Distribution & Retail	3.1
Trading Companies & Distributors	2.6
Diversified REITs	2.6
Wireless Telecommunication Services	2.4
Beverages	2.3
Automobile Components	2.3
Chemicals	2.2
Gas Utilities	2.2
Industrial Conglomerates	2.1
Electronic Equipment, Instruments & Components	2.0
Technology Hardware, Storage & Peripherals	1.8
Machinery	1.8
Multi-Utilities	1.8
Specialty Retail	1.6
Insurance	1.5
Tobacco	1.5
Semiconductors & Semiconductor Equipment	1.5
Health Care Equipment & Supplies	1.4
Retail REITs	1.3
Health Care Providers & Services	1.2
Financial Services	1.2
Construction & Engineering	1.2
Hotels, Restaurants & Leisure	1.2
Passenger Airlines	1.2
Marine Transportation	1.1
Broadline Retail	1.1
Interactive Media & Services	1.0
Capital Markets	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	11.9
Short-Term Investments	2.3
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	16	06/19/2026	USD	2,435,360	109,358

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	93

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 0.3%
General Dynamics Corp.	4,337	1,493,229
Automobiles & Parts — 0.7%
BorgWarner, Inc.	24,630	1,403,171
Ford Motor Co.	73,587	888,931
Gentex Corp.	34,307	792,835
		3,084,937
Banks — 2.0%
Bank of America Corp.	29,414	1,572,473
Citizens Financial Group, Inc.	6,425	417,946
Fifth Third Bancorp	26,852	1,363,008
First Citizens BancShares, Inc., Class A	759	1,505,719
Huntington Bancshares, Inc.	78,261	1,311,654
KeyCorp	14,155	312,967
Popular, Inc. (Puerto Rico)	9,757	1,466,770
Regions Financial Corp.	15,047	429,592
US Bancorp	9,140	517,872
		8,898,001
Beverages — 2.6%
Boston Beer Co., Inc. (The), Class A *	4,604	1,091,332
Brown-Forman Corp., Class B (a)	43,888	1,130,994
Celsius Holdings, Inc. *	39,632	1,330,446
Coca-Cola Co. (The)	22,079	1,738,942
Coca-Cola Consolidated, Inc.	8,458	1,734,482
Molson Coors Beverage Co., Class B	32,853	1,404,137
Monster Beverage Corp. *	22,496	1,733,767
PepsiCo, Inc.	8,905	1,411,354
		11,575,454
Chemicals — 3.0%
Celanese Corp., Class A	4,372	296,247
CF Industries Holdings, Inc.	14,686	1,824,001
Eastman Chemical Co.	17,035	1,245,088
Ecolab, Inc.	6,019	1,568,552
Element Solutions, Inc.	47,592	2,026,943
International Flavors & Fragrances, Inc.	5,920	415,584
Linde plc	2,622	1,313,989
LyondellBasell Industries NV, Class A	14,010	1,045,146
Mosaic Co. (The)	38,762	901,992
NewMarket Corp.	1,752	1,183,686
Olin Corp.	24,821	706,902
Scotts Miracle-Gro Co. (The)	11,201	702,303
		13,230,433
INVESTMENTS	SHARES	VALUE ($)

Construction & Materials — 1.9%
A O Smith Corp.	17,649	1,091,414
Builders FirstSource, Inc. *	7,839	619,986
Carlisle Cos., Inc.	1,603	569,482
Carrier Global Corp.	5,303	356,202
Eagle Materials, Inc.	3,142	660,166
Fortune Brands Innovations, Inc.	7,229	293,064
Louisiana-Pacific Corp.	5,723	413,143
Masco Corp.	15,584	1,119,243
Owens Corning	7,665	945,401
Quanta Services, Inc.	3,197	2,326,681
		8,394,782
Consumer Services — 0.5%
eBay, Inc.	6,387	660,927
Grand Canyon Education, Inc. *	2,117	357,921
H&R Block, Inc.	21,558	684,035
Service Corp. International	8,680	703,341
		2,406,224
Electricity — 7.0%
American Electric Power Co., Inc.	12,900	1,768,719
Brookfield Renewable Corp. (Canada) (a)	1,963	71,178
Clearway Energy, Inc., Class C	21,371	862,534
Consolidated Edison, Inc.	14,569	1,624,298
DTE Energy Co.	10,076	1,528,428
Edison International	23,706	1,647,330
Entergy Corp.	16,247	1,915,684
Evergy, Inc.	20,405	1,690,350
Eversource Energy	22,851	1,615,566
Exelon Corp.	34,462	1,584,907
FirstEnergy Corp.	33,457	1,589,877
IDACORP, Inc. (a)	2,936	433,765
NRG Energy, Inc.	11,021	1,714,647
OGE Energy Corp.	35,294	1,722,347
Pinnacle West Capital Corp.	16,394	1,700,386
PPL Corp.	44,126	1,652,077
Public Service Enterprise Group, Inc.	14,941	1,220,082
Southern Co. (The)	16,990	1,642,933
Talen Energy Corp. *	5,084	1,893,383
Vistra Corp.	9,665	1,525,524
Xcel Energy, Inc.	17,553	1,456,021
		30,860,036
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	3,243	1,647,995
Veralto Corp.	1,569	138,386
		1,786,381
Finance & Credit Services — 0.6%
MGIC Investment Corp.	53,281	1,410,881
OneMain Holdings, Inc.	16,200	952,074
SLM Corp. (a)	18,410	424,903
		2,787,858
Food Producers — 5.5%
Archer-Daniels-Midland Co.	25,221	1,879,973
Campbell's Co. (The) (a)	41,210	856,756
Conagra Brands, Inc.	89,434	1,283,378
Corteva, Inc.	22,444	1,818,188
Darling Ingredients, Inc. *	32,600	2,093,898
Flowers Foods, Inc.	38,991	353,258
General Mills, Inc.	28,240	997,154
Hershey Co. (The)	7,563	1,404,752
Hormel Foods Corp.	50,300	1,079,941
Ingredion, Inc.	11,027	1,232,157
J M Smucker Co. (The)	15,298	1,499,663
Kraft Heinz Co. (The)	64,148	1,453,594
Lamb Weston Holdings, Inc.	9,763	425,179
Mondelez International, Inc., Class A	22,456	1,379,697
Pilgrim's Pride Corp.	33,602	1,112,226
Post Holdings, Inc. *	15,408	1,613,988
Seaboard Corp.	75	426,445
Tyson Foods, Inc., Class A	27,693	1,774,291
US Foods Holding Corp. *	19,170	1,792,203
		24,476,741
Gas, Water & Multi-utilities — 2.8%
Ameren Corp.	15,252	1,733,390
Atmos Energy Corp.	7,155	1,359,307
Duke Energy Corp.	12,836	1,662,904
MDU Resources Group, Inc.	43,927	989,675
National Fuel Gas Co.	18,608	1,570,143
NiSource, Inc.	37,203	1,796,161
UGI Corp.	46,219	1,668,044
WEC Energy Group, Inc.	14,694	1,733,010
		12,512,634
General Industrials — 2.0%
Eaton Corp. plc	4,644	2,010,899
Illinois Tool Works, Inc.	4,725	1,219,097
INVESTMENTS	SHARES	VALUE ($)

General Industrials — continued
ITT, Inc.	6,535	1,400,712
Packaging Corp. of America	5,329	1,137,475
Parker-Hannifin Corp.	1,843	1,676,061
RPM International, Inc.	9,485	966,427
Valmont Industries, Inc.	805	408,972
		8,819,643
Health Care Providers — 2.0%
Chemed Corp.	1,197	508,701
Cigna Group (The)	4,450	1,293,081
DaVita, Inc. *	3,564	552,919
Elevance Health, Inc.	2,806	1,056,235
Encompass Health Corp.	9,135	913,500
HCA Healthcare, Inc.	3,186	1,384,158
Tenet Healthcare Corp. *	7,176	1,271,013
UnitedHealth Group, Inc.	1,706	632,039
Universal Health Services, Inc., Class B	7,335	1,234,260
		8,845,906
Household Goods & Home Construction — 1.0%
DR Horton, Inc.	7,461	1,147,949
NVR, Inc. *	63	397,900
PulteGroup, Inc.	10,878	1,331,032
Toll Brothers, Inc.	9,990	1,419,979
		4,296,860
Industrial Engineering — 1.3%
Caterpillar, Inc.	2,498	2,223,495
Cummins, Inc.	3,154	2,116,365
Snap-on, Inc.	4,028	1,544,335
		5,884,195
Industrial Materials — 0.3%
Avery Dennison Corp.	5,634	923,582
Hexcel Corp.	6,369	597,858
		1,521,440
Industrial Metals & Mining — 3.9%
Carpenter Technology Corp.	4,463	1,911,057
Fastenal Co.	30,738	1,381,058
Freeport-McMoRan, Inc.	24,903	1,438,895
Mueller Industries, Inc.	12,602	1,706,689
Nucor Corp.	7,922	1,784,747
RBC Bearings, Inc. *	2,743	1,643,304
Reliance, Inc.	4,730	1,714,625
Southern Copper Corp. (Mexico)	9,348	1,604,958
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	95

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Steel Dynamics, Inc.	9,513	2,175,243
Timken Co. (The)	15,069	1,671,001
		17,031,577
Industrial Support Services — 1.9%
Accenture plc, Class A	1,798	321,320
ADT, Inc.	52,183	392,938
Booz Allen Hamilton Holding Corp., Class A	7,002	544,545
Capital One Financial Corp.	6,842	1,308,875
Core & Main, Inc., Class A *	17,479	880,417
Genpact Ltd.	10,173	353,512
MSC Industrial Direct Co., Inc., Class A	11,762	1,202,900
Robert Half, Inc.	3,013	80,176
Synchrony Financial	20,078	1,529,944
Western Union Co. (The) (a)	37,664	342,366
WW Grainger, Inc.	1,347	1,564,338
		8,521,331
Industrial Transportation — 1.5%
Allison Transmission Holdings, Inc.	14,107	1,895,275
CH Robinson Worldwide, Inc.	6,972	1,267,579
CSX Corp.	14,942	678,815
Landstar System, Inc.	921	169,529
PACCAR, Inc.	1,972	234,274
Ryder System, Inc.	4,568	1,159,221
Union Pacific Corp.	4,562	1,229,368
		6,634,061
Investment Banking & Brokerage Services — 1.9%
Ameriprise Financial, Inc.	2,148	1,019,849
Bank of New York Mellon Corp. (The)	14,127	1,898,245
Berkshire Hathaway, Inc., Class B *	3,131	1,482,842
Franklin Resources, Inc.	23,780	712,687
Jefferies Financial Group, Inc.	19,556	942,990
State Street Corp.	10,542	1,611,239
Virtu Financial, Inc., Class A	14,396	714,905
		8,382,757
Leisure Goods — 0.6%
Electronic Arts, Inc.	3,711	750,995
Garmin Ltd.	6,418	1,611,816
Harley-Davidson, Inc. (a)	3,749	89,564
		2,452,375
Life Insurance — 0.5%
Aflac, Inc.	3,447	391,821
INVESTMENTS	SHARES	VALUE ($)

Life Insurance — continued
Prudential Financial, Inc.	3,284	322,193
Unum Group	17,596	1,414,366
		2,128,380
Media — 0.9%
Fox Corp., Class A	17,836	1,132,408
New York Times Co. (The), Class A	15,861	1,253,495
Nexstar Media Group, Inc.	6,865	1,428,881
Versant Media Group, Inc.	1,918	77,084
		3,891,868
Medical Equipment & Services — 2.9%
Abbott Laboratories	11,262	1,022,477
Becton Dickinson & Co.	3,332	496,601
Danaher Corp.	4,639	830,149
GE HealthCare Technologies, Inc.	10,024	609,860
Globus Medical, Inc., Class A *	7,980	719,636
Labcorp Holdings, Inc.	4,660	1,196,688
Medtronic plc	15,594	1,262,646
QIAGEN NV	16,895	584,229
Quest Diagnostics, Inc.	8,682	1,686,045
ResMed, Inc.	5,579	1,192,846
Revvity, Inc. (a)	7,973	690,621
STERIS plc	5,034	1,091,774
Stryker Corp.	3,314	1,044,341
Thermo Fisher Scientific, Inc.	1,136	544,099
		12,972,012
Mortgage Real Estate Investment Trusts — 1.0%
AGNC Investment Corp.	119,903	1,321,331
Annaly Capital Management, Inc.	56,928	1,303,651
Rithm Capital Corp.	109,503	1,070,939
Starwood Property Trust, Inc.	33,140	608,451
		4,304,372
Non-life Insurance — 2.2%
American Financial Group, Inc.	1,753	233,622
Assured Guaranty Ltd.	162	13,268
Axis Capital Holdings Ltd.	6,900	692,829
Chubb Ltd.	3,846	1,257,642
Everest Group Ltd.	38	13,557
Fidelity National Financial, Inc.	23,284	1,217,753
Hartford Insurance Group, Inc. (The)	12,376	1,693,161
Old Republic International Corp.	35,235	1,407,638
Progressive Corp. (The)	5,755	1,158,366
Reinsurance Group of America, Inc.	3,206	677,941
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
RenaissanceRe Holdings Ltd. (Bermuda)	2,636	809,173
WR Berkley Corp.	9,144	611,094
		9,786,044
Non-Renewable Energy — 7.0%
Antero Midstream Corp.	75,342	1,646,976
APA Corp.	52,777	2,149,607
Baker Hughes Co., Class A	10,361	721,851
Cheniere Energy, Inc.	4,306	1,183,935
Chevron Corp.	8,954	1,730,898
ConocoPhillips	14,082	1,771,234
Coterra Energy, Inc.	51,038	1,832,774
Devon Energy Corp.	8,705	447,176
DT Midstream, Inc.	11,456	1,695,373
EOG Resources, Inc.	9,768	1,373,088
EQT Corp.	5,448	327,316
Expand Energy Corp.	4,952	505,847
Exxon Mobil Corp.	11,433	1,764,455
Kinder Morgan, Inc.	51,525	1,693,627
Marathon Petroleum Corp.	7,326	1,818,972
Permian Resources Corp., Class A	91,635	1,981,149
Phillips 66	9,164	1,641,731
Range Resources Corp.	6,644	289,014
TechnipFMC plc (United Kingdom)	27,379	2,069,031
Valero Energy Corp.	7,571	1,912,283
Viper Energy, Inc.	7,929	391,534
Williams Cos., Inc. (The)	23,307	1,778,557
		30,726,428
Personal Care, Drug & Grocery Stores — 4.1%
Albertsons Cos., Inc., Class A	91,076	1,534,631
Casey's General Stores, Inc.	2,562	2,106,348
Cencora, Inc.	4,747	1,462,123
Church & Dwight Co., Inc.	16,752	1,625,949
Colgate-Palmolive Co.	18,182	1,552,016
CVS Health Corp.	21,139	1,760,667
Kenvue, Inc.	87,541	1,534,594
Kimberly-Clark Corp.	2,963	291,648
Kroger Co. (The)	22,840	1,554,719
McKesson Corp.	1,851	1,508,935
Procter & Gamble Co. (The)	10,980	1,615,048
Sysco Corp.	19,960	1,491,212
		18,037,890
INVESTMENTS	SHARES	VALUE ($)

Personal Goods — 0.4%
NIKE, Inc., Class B	3,734	165,640
Ralph Lauren Corp.	4,595	1,647,951
		1,813,591
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.5%
AbbVie, Inc.	6,753	1,427,044
Amgen, Inc.	4,602	1,593,442
Bristol-Myers Squibb Co.	24,362	1,476,094
Cardinal Health, Inc.	7,806	1,505,621
Exelixis, Inc. *	37,231	1,655,290
Gilead Sciences, Inc.	11,814	1,545,744
Halozyme Therapeutics, Inc. *	16,701	1,063,186
Incyte Corp. *	12,427	1,183,920
Jazz Pharmaceuticals plc *	7,995	1,623,145
Johnson & Johnson	7,074	1,625,959
Medpace Holdings, Inc. *	2,021	846,112
Merck & Co., Inc.	11,016	1,202,727
Organon & Co.	17,841	236,393
Pfizer, Inc.	18,879	504,069
Regeneron Pharmaceuticals, Inc.	1,245	880,290
Royalty Pharma plc, Class A	37,458	1,876,271
United Therapeutics Corp. *	3,406	1,946,018
Viatris, Inc.	91,932	1,373,464
Zoetis, Inc.	6,837	786,050
		24,350,839
Precious Metals & Mining — 1.0%
Anglogold Ashanti plc (Australia)	16,230	1,521,238
Newmont Corp.	14,867	1,651,575
Royal Gold, Inc.	6,166	1,439,021
		4,611,834
Real Estate Investment & Services — 0.6%
CBRE Group, Inc., Class A *	7,393	1,055,203
Jones Lang LaSalle, Inc. *	5,012	1,594,467
		2,649,670
Real Estate Investment Trusts — 8.9%
Agree Realty Corp. (a)	8,943	689,595
AvalonBay Communities, Inc.	5,621	1,028,643
Brixmor Property Group, Inc.	53,859	1,620,617
Camden Property Trust	10,050	1,055,451
Crown Castle, Inc.	5,981	530,993
CubeSmart	31,729	1,284,390
EPR Properties	25,115	1,401,668
Equity Residential	11,207	732,714
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	97

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Essex Property Trust, Inc.	4,994	1,314,471
Federal Realty Investment Trust	3,251	360,536
First Industrial Realty Trust, Inc.	11,653	722,603
Gaming and Leisure Properties, Inc.	34,781	1,685,487
Healthcare Realty Trust, Inc., Class A	26,560	496,672
Highwoods Properties, Inc.	32,352	786,477
Host Hotels & Resorts, Inc.	88,460	1,869,160
Kilroy Realty Corp.	30,502	1,014,496
Kimco Realty Corp.	54,803	1,295,543
Lamar Advertising Co., Class A	11,868	1,635,885
Mid-America Apartment Communities, Inc.	7,612	983,318
Millrose Properties, Inc., Class A	9,582	293,880
National Storage Affiliates Trust	5,966	253,913
NNN REIT, Inc.	28,275	1,238,162
Omega Healthcare Investors, Inc.	34,439	1,617,600
Park Hotels & Resorts, Inc.	63,766	731,396
Public Storage	4,140	1,252,143
Rayonier, Inc.	24,574	521,215
Realty Income Corp.	19,627	1,260,838
Regency Centers Corp.	21,590	1,680,781
Simon Property Group, Inc.	8,728	1,777,981
STAG Industrial, Inc.	24,204	933,790
UDR, Inc.	9,784	355,551
Ventas, Inc.	15,478	1,359,897
VICI Properties, Inc., Class A	57,120	1,667,904
Vornado Realty Trust	19,743	590,118
Welltower, Inc.	7,735	1,681,125
WP Carey, Inc.	23,429	1,708,677
		39,433,690
Retailers — 4.0%
AutoZone, Inc. *	392	1,451,980
Best Buy Co., Inc.	9,922	600,182
Dick's Sporting Goods, Inc. (a)	2,806	636,737
Dillard's, Inc., Class A (a)	1,581	899,937
Dollar General Corp.	8,722	1,010,705
Gap, Inc. (The)	36,435	895,937
Lowe's Cos., Inc.	5,174	1,235,499
Macy's, Inc.	69,829	1,365,157
O'Reilly Automotive, Inc. *	14,894	1,480,464
Penske Automotive Group, Inc.	7,428	1,274,051
Ross Stores, Inc.	6,089	1,387,013
Tapestry, Inc.	8,852	1,283,894
TJX Cos., Inc. (The)	10,506	1,646,815
INVESTMENTS	SHARES	VALUE ($)

Retailers — continued
Tractor Supply Co.	22,299	782,695
Williams-Sonoma, Inc.	8,441	1,529,594
		17,480,660
Software & Computer Services — 3.1%
Adobe, Inc. *	369	90,811
Alphabet, Inc., Class A	2,511	966,233
Amdocs Ltd.	9,888	639,457
CACI International, Inc., Class A *	896	465,508
Cognizant Technology Solutions Corp., Class A	16,218	857,932
Dolby Laboratories, Inc., Class A	3,145	201,720
F5, Inc. *	1,368	443,095
Gartner, Inc. *	2,081	309,008
Gen Digital, Inc.	34,798	671,253
Hewlett Packard Enterprise Co.	52,167	1,500,845
International Business Machines Corp.	4,709	1,087,685
Intuit, Inc.	1,500	582,750
Leidos Holdings, Inc.	7,174	1,070,504
Match Group, Inc.	28,812	1,078,145
Meta Platforms, Inc., Class A	2,016	1,233,611
Microsoft Corp.	3,184	1,298,371
Oracle Corp.	5,579	900,395
Science Applications International Corp.	2,169	209,894
SS&C Technologies Holdings, Inc.	2,477	171,656
		13,778,873
Technology Hardware & Equipment — 5.6%
Amphenol Corp., Class A	12,602	1,855,897
Analog Devices, Inc.	5,470	2,200,362
Apple, Inc.	6,068	1,646,552
Applied Materials, Inc.	5,316	2,097,109
Broadcom, Inc.	3,963	1,654,275
Cirrus Logic, Inc. *	8,542	1,393,029
KLA Corp.	1,270	2,222,945
Lam Research Corp.	8,648	2,229,973
NetApp, Inc.	8,379	928,142
NVIDIA Corp.	9,030	1,802,117
QUALCOMM, Inc.	6,186	1,110,882
Skyworks Solutions, Inc.	23,275	1,633,207
TD SYNNEX Corp.	8,158	1,861,492
Western Digital Corp.	5,200	2,259,504
		24,895,486
Telecommunications Equipment — 3.1%
Arista Networks, Inc. *	10,944	1,890,138
Ciena Corp. *	5,846	3,084,233
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Cisco Systems, Inc.	21,790	1,993,785
Lumentum Holdings, Inc. *	3,051	2,752,978
Motorola Solutions, Inc.	3,306	1,451,433
Ubiquiti, Inc.	2,272	2,299,287
		13,471,854
Telecommunications Service Providers — 2.7%
AT&T, Inc.	59,530	1,555,519
Charter Communications, Inc., Class A * (a)	3,116	514,670
Comcast Corp., Class A	44,186	1,194,789
GCI Liberty, Inc., Class C *	7,924	271,397
Iridium Communications, Inc.	53,137	2,076,063
Liberty Broadband Corp., Class C *	1,854	71,360
Liberty Global Ltd., Class C (Belgium) *	37,925	430,070
Millicom International Cellular SA (Guatemala)	20,171	1,712,114
Roku, Inc. *	11,416	1,330,649
T-Mobile US, Inc.	5,917	1,156,774
Verizon Communications, Inc.	33,276	1,598,246
		11,911,651
Tobacco — 0.8%
Altria Group, Inc.	25,575	1,858,024
Philip Morris International, Inc.	9,999	1,650,535
		3,508,559
Travel & Leisure — 1.0%
Booking Holdings, Inc.	3,250	547,170
Boyd Gaming Corp.	6,034	524,656
Darden Restaurants, Inc.	5,816	1,166,457
Expedia Group, Inc.	5,218	1,295,995
Travel + Leisure Co.	4,870	314,894
United Airlines Holdings, Inc. *	6,624	596,160
		4,445,332
Waste & Disposal Services — 0.7%
Clean Harbors, Inc. *	5,197	1,624,998
Republic Services, Inc., Class A	5,869	1,227,912
		2,852,910
Total Common Stocks (Cost $343,189,228)		440,948,798
INVESTMENTS	NO. OF RIGHTS	VALUE ($)
Rights—0.0% ^
Medical Equipment & Services — 0.0% ^
Hologic, Inc., CVR ‡ * (Cost $—)	13,637	136
INVESTMENTS	SHARES
Short-Term Investments — 1.3%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $869,325)	869,325	869,325
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $4,774,626)	4,774,626	4,774,626
Total Short-Term Investments (Cost $5,643,951)		5,643,951
Total Investments — 101.0% (Cost $348,833,179)		446,592,885
Liabilities in Excess of Other Assets — (1.0)%		(4,230,408)
NET ASSETS — 100.0%		442,362,477

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $4,782,508.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	99

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	06/18/2026	USD	723,900	71,696

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Automobiles & Parts — 0.5%
BorgWarner, Inc.	24,162	1,376,509
Gentex Corp.	36,994	854,931
		2,231,440
Banks — 2.4%
Citizens Financial Group, Inc.	10,474	681,334
Fifth Third Bancorp	26,078	1,323,719
First Citizens BancShares, Inc., Class A	758	1,503,736
FNB Corp.	19,444	347,075
Huntington Bancshares, Inc.	87,175	1,461,053
KeyCorp	22,578	499,200
M&T Bank Corp.	6,521	1,425,686
Popular, Inc. (Puerto Rico)	12,534	1,884,236
Prosperity Bancshares, Inc.	3,341	232,701
Regions Financial Corp.	27,297	779,329
Zions Bancorp NA	6,737	427,260
		10,565,329
Beverages — 1.8%
Boston Beer Co., Inc. (The), Class A *	7,242	1,716,644
Brown-Forman Corp., Class B (a)	43,362	1,117,439
Celsius Holdings, Inc. *	38,873	1,304,967
Coca-Cola Consolidated, Inc.	8,221	1,685,880
Constellation Brands, Inc., Class A	3,433	537,539
Molson Coors Beverage Co., Class B	36,095	1,542,700
		7,905,169
Chemicals — 3.8%
Albemarle Corp.	7,581	1,491,183
Ashland, Inc.	98	5,219
Celanese Corp., Class A	8,934	605,368
CF Industries Holdings, Inc.	14,509	1,802,018
Eastman Chemical Co.	17,969	1,313,354
Element Solutions, Inc.	54,558	2,323,625
Huntsman Corp.	49,046	704,791
International Flavors & Fragrances, Inc.	21,449	1,505,720
LyondellBasell Industries NV, Class A	14,551	1,085,504
Mosaic Co. (The)	57,573	1,339,724
NewMarket Corp.	1,956	1,321,513
Olin Corp.	50,654	1,442,626
Scotts Miracle-Gro Co. (The)	25,703	1,611,578
		16,552,223
Construction & Materials — 2.6%
A O Smith Corp.	14,994	927,229
Acuity, Inc.	1,134	328,599
INVESTMENTS	SHARES	VALUE ($)

Construction & Materials — continued
Carlisle Cos., Inc.	4,105	1,458,342
Eagle Materials, Inc.	3,162	664,368
EMCOR Group, Inc.	2,376	2,118,608
Fortune Brands Innovations, Inc.	17,723	718,491
Louisiana-Pacific Corp.	8,968	647,400
Masco Corp.	16,765	1,204,062
Owens Corning	8,728	1,076,512
Quanta Services, Inc.	3,116	2,267,731
		11,411,342
Consumer Services — 0.3%
H&R Block, Inc.	20,295	643,961
Service Corp. International	7,444	603,187
		1,247,148
Electricity — 7.1%
Alliant Energy Corp.	23,480	1,724,136
Brookfield Renewable Corp. (Canada) (a)	40,579	1,471,394
Clearway Energy, Inc., Class C	44,784	1,807,482
Consolidated Edison, Inc.	14,884	1,659,417
DTE Energy Co.	11,213	1,700,900
Edison International	23,368	1,623,842
Entergy Corp.	16,069	1,894,696
Evergy, Inc.	20,133	1,667,818
Eversource Energy	16,333	1,154,743
Exelon Corp.	34,064	1,566,603
FirstEnergy Corp.	33,103	1,573,055
IDACORP, Inc. (a)	11,517	1,701,522
NRG Energy, Inc.	10,905	1,696,600
OGE Energy Corp.	34,906	1,703,413
Pinnacle West Capital Corp.	16,425	1,703,601
PPL Corp.	43,656	1,634,481
Public Service Enterprise Group, Inc.	19,953	1,629,362
Talen Energy Corp. *	5,078	1,891,149
Vistra Corp.	9,607	1,516,369
		31,320,583
Electronic & Electrical Equipment — 1.3%
AMETEK, Inc.	7,564	1,781,322
Crane Co.	1,250	222,162
Crane NXT Co.	6,863	306,639
Hubbell, Inc.	3,556	1,807,053
IDEX Corp.	835	181,905
nVent Electric plc	11,055	1,579,759
		5,878,840
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	101

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — 0.8%
MGIC Investment Corp.	54,597	1,445,729
OneMain Holdings, Inc.	24,517	1,440,864
SLM Corp.	27,862	643,055
		3,529,648
Food Producers — 6.5%
Archer-Daniels-Midland Co.	24,955	1,860,146
Bunge Global SA	12,856	1,633,612
Campbell's Co. (The) (a)	40,725	846,673
Conagra Brands, Inc.	68,527	983,362
Corteva, Inc.	21,834	1,768,772
Darling Ingredients, Inc. *	31,722	2,037,504
Flowers Foods, Inc.	116,247	1,053,198
General Mills, Inc.	28,948	1,022,154
Hershey Co. (The)	7,488	1,390,821
Hormel Foods Corp.	49,712	1,067,317
Ingredion, Inc.	12,070	1,348,702
J M Smucker Co. (The)	14,720	1,443,001
Kraft Heinz Co. (The)	63,980	1,449,787
Lamb Weston Holdings, Inc.	18,528	806,894
McCormick & Co., Inc. (Non-Voting)	12,681	644,702
Pilgrim's Pride Corp.	41,337	1,368,255
Post Holdings, Inc. *	14,320	1,500,020
Seaboard Corp.	323	1,836,555
Smithfield Foods, Inc.	32,260	847,793
Tyson Foods, Inc., Class A	27,384	1,754,493
US Foods Holding Corp. *	18,616	1,740,410
		28,404,171
Gas, Water & Multi-utilities — 2.6%
Ameren Corp.	11,801	1,341,184
Atmos Energy Corp.	9,080	1,725,018
MDU Resources Group, Inc.	79,392	1,788,702
National Fuel Gas Co.	18,083	1,525,843
NiSource, Inc.	36,121	1,743,922
UGI Corp.	42,133	1,520,580
WEC Energy Group, Inc.	14,538	1,714,612
		11,359,861
General Industrials — 1.1%
AptarGroup, Inc.	299	36,980
ITT, Inc.	4,816	1,032,261
Packaging Corp. of America	7,188	1,534,279
RPM International, Inc.	13,737	1,399,663
Valmont Industries, Inc.	1,446	734,626
		4,737,809
INVESTMENTS	SHARES	VALUE ($)

Health Care Providers — 1.9%
Chemed Corp.	2,439	1,036,526
DaVita, Inc. *	10,700	1,659,998
Doximity, Inc., Class A *	22,759	556,230
Encompass Health Corp.	12,232	1,223,200
IQVIA Holdings, Inc. *	4,909	777,438
Tenet Healthcare Corp. *	7,090	1,255,781
Universal Health Services, Inc., Class B	7,126	1,199,092
Veeva Systems, Inc., Class A *	3,575	557,593
		8,265,858
Household Goods & Home Construction — 1.0%
DR Horton, Inc.	7,705	1,185,492
NVR, Inc. *	107	675,798
PulteGroup, Inc.	10,867	1,329,686
Toll Brothers, Inc.	10,173	1,445,990
		4,636,966
Industrial Engineering — 1.5%
Cummins, Inc.	3,119	2,092,880
Graco, Inc.	15,788	1,267,303
Lincoln Electric Holdings, Inc.	5,934	1,572,510
Snap-on, Inc.	4,522	1,733,735
		6,666,428
Industrial Materials — 0.7%
Avery Dennison Corp.	7,208	1,181,608
Hexcel Corp.	19,005	1,783,999
		2,965,607
Industrial Metals & Mining — 3.8%
Alcoa Corp.	28,127	1,794,221
Carpenter Technology Corp.	4,339	1,857,960
Fastenal Co.	36,232	1,627,904
Mueller Industries, Inc.	14,062	1,904,417
Nucor Corp.	8,689	1,957,545
RBC Bearings, Inc. *	3,040	1,821,233
Reliance, Inc.	4,798	1,739,275
Steel Dynamics, Inc.	9,265	2,118,535
Timken Co. (The)	16,870	1,870,714
		16,691,804
Industrial Support Services — 1.9%
ADT, Inc.	119,498	899,820
Booz Allen Hamilton Holding Corp., Class A	3,284	255,397
Core & Main, Inc., Class A *	24,077	1,212,758
Genpact Ltd.	9,098	316,156
MSC Industrial Direct Co., Inc., Class A	15,773	1,613,105
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Paychex, Inc.	7,061	654,060
Synchrony Financial	20,092	1,531,010
Western Union Co. (The) (a)	11,324	102,935
WW Grainger, Inc.	1,425	1,654,924
		8,240,165
Industrial Transportation — 1.3%
Allison Transmission Holdings, Inc.	14,340	1,926,579
CH Robinson Worldwide, Inc.	7,582	1,378,483
Landstar System, Inc.	3,949	726,893
Ryder System, Inc.	7,235	1,836,026
		5,867,981
Investment Banking & Brokerage Services — 1.4%
Ameriprise Financial, Inc.	2,988	1,418,673
Bank of New York Mellon Corp. (The)	13,106	1,761,053
Jefferies Financial Group, Inc.	25,042	1,207,525
Principal Financial Group, Inc.	2,593	261,660
State Street Corp.	9,187	1,404,141
Virtu Financial, Inc., Class A	5,205	258,480
		6,311,532
Leisure Goods — 0.8%
Electronic Arts, Inc.	5,004	1,012,660
Garmin Ltd.	6,496	1,631,406
Harley-Davidson, Inc. (a)	2,642	63,117
Pool Corp.	1,367	291,608
Thor Industries, Inc.	6,057	478,745
		3,477,536
Life Insurance — 0.5%
Primerica, Inc.	3,065	862,092
Unum Group	17,700	1,422,726
		2,284,818
Media — 1.1%
Fox Corp., Class A	21,188	1,345,226
Liberty Live Holdings, Inc., Class A *	1,289	117,570
New York Times Co. (The), Class A	15,558	1,229,549
Nexstar Media Group, Inc.	6,796	1,414,519
Omnicom Group, Inc.	10,336	792,978
		4,899,842
Medical Equipment & Services — 3.9%
Agilent Technologies, Inc.	8,723	1,007,943
Bio-Techne Corp.	3,331	184,271
Cooper Cos., Inc. (The) *	7,386	464,579
INVESTMENTS	SHARES	VALUE ($)

Medical Equipment & Services — continued
Envista Holdings Corp. *	11,368	294,886
GE HealthCare Technologies, Inc.	7,118	433,059
Globus Medical, Inc., Class A *	18,674	1,684,021
Henry Schein, Inc. *	18,072	1,347,990
IDEXX Laboratories, Inc. *	851	477,241
Insulet Corp. *	700	120,498
Labcorp Holdings, Inc.	6,178	1,586,510
Penumbra, Inc. *	4,112	1,342,486
QIAGEN NV	28,092	971,421
Quest Diagnostics, Inc.	8,426	1,636,329
ResMed, Inc.	5,600	1,197,336
Revvity, Inc. (a)	13,214	1,144,597
STERIS plc	5,854	1,269,616
Waters Corp. *	3,422	1,058,185
West Pharmaceutical Services, Inc.	3,100	922,529
		17,143,497
Mortgage Real Estate Investment Trusts — 1.0%
AGNC Investment Corp.	117,623	1,296,205
Annaly Capital Management, Inc.	55,851	1,278,988
Rithm Capital Corp.	125,010	1,222,598
Starwood Property Trust, Inc.	42,871	787,112
		4,584,903
Non-life Insurance — 2.5%
American Financial Group, Inc.	5,264	701,533
Assured Guaranty Ltd.	7,242	593,120
Axis Capital Holdings Ltd.	13,042	1,309,547
CNA Financial Corp. (a)	267	12,878
Everest Group Ltd.	1,916	683,552
Fidelity National Financial, Inc.	12,201	638,112
Hartford Insurance Group, Inc. (The)	12,090	1,654,033
Loews Corp.	12,594	1,418,210
Old Republic International Corp.	37,077	1,481,226
Reinsurance Group of America, Inc.	7,756	1,640,084
RenaissanceRe Holdings Ltd. (Bermuda)	3,254	998,881
		11,131,176
Non-Renewable Energy — 7.4%
Antero Midstream Corp.	73,169	1,599,474
Antero Resources Corp. *	33,336	1,308,771
APA Corp.	51,339	2,091,037
Baker Hughes Co., Class A	28,078	1,956,194
Cheniere Energy, Inc.	5,988	1,646,401
Chord Energy Corp.	3,575	520,520
Coterra Energy, Inc.	48,991	1,759,267
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	103

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Devon Energy Corp.	26,349	1,353,548
DT Midstream, Inc.	11,865	1,755,901
EQT Corp.	25,229	1,515,758
Expand Energy Corp.	12,058	1,231,725
Halliburton Co.	32,353	1,368,532
HF Sinclair Corp.	25,381	1,705,857
Kinder Morgan, Inc.	50,046	1,645,012
Matador Resources Co.	16,021	1,016,372
NOV, Inc.	39,396	806,042
ONEOK, Inc.	15,107	1,396,793
Ovintiv, Inc.	26,385	1,623,997
Permian Resources Corp., Class A	89,080	1,925,910
Range Resources Corp.	33,221	1,445,114
Targa Resources Corp.	1,609	418,469
TechnipFMC plc (United Kingdom)	26,663	2,014,923
Viper Energy, Inc.	12,519	618,188
		32,723,805
Personal Care, Drug & Grocery Stores — 3.0%
Albertsons Cos., Inc., Class A	90,760	1,529,306
Casey's General Stores, Inc.	2,522	2,073,462
Cencora, Inc.	4,702	1,448,263
Church & Dwight Co., Inc.	13,619	1,321,860
Kenvue, Inc.	74,381	1,303,899
Kroger Co. (The)	22,697	1,544,985
Performance Food Group Co. *	17,233	1,560,621
Reynolds Consumer Products, Inc.	58,623	1,229,324
Sysco Corp.	16,956	1,266,783
		13,278,503
Personal Goods — 0.6%
Crocs, Inc. *	8,229	839,194
Ralph Lauren Corp.	4,516	1,619,618
		2,458,812
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.6%
Biogen, Inc. *	6,774	1,282,183
Cardinal Health, Inc.	7,733	1,491,541
Elanco Animal Health, Inc. *	52,154	1,166,685
Exelixis, Inc. *	37,031	1,646,398
Halozyme Therapeutics, Inc. *	23,305	1,483,596
Illumina, Inc. *	10,043	1,272,850
Incyte Corp. *	16,003	1,524,606
Jazz Pharmaceuticals plc *	9,211	1,870,017
Medpace Holdings, Inc. *	2,698	1,129,545
Neurocrine Biosciences, Inc. *	7,660	1,008,592
INVESTMENTS	SHARES	VALUE ($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Organon & Co.	33,376	442,232
Perrigo Co. plc	21,625	256,040
Royalty Pharma plc, Class A	36,983	1,852,478
United Therapeutics Corp. *	3,342	1,909,452
Viatris, Inc.	118,489	1,770,226
		20,106,441
Precious Metals & Mining — 0.7%
Anglogold Ashanti plc (Australia)	15,804	1,481,309
Royal Gold, Inc.	6,016	1,404,014
		2,885,323
Real Estate Investment & Services — 0.7%
CBRE Group, Inc., Class A *	10,251	1,463,125
Jones Lang LaSalle, Inc. *	4,999	1,590,332
		3,053,457
Real Estate Investment Trusts — 9.8%
American Homes 4 Rent, Class A	31,239	994,650
AvalonBay Communities, Inc.	6,972	1,275,876
Brixmor Property Group, Inc.	55,809	1,679,293
Camden Property Trust	10,329	1,084,752
Cousins Properties, Inc.	32,688	837,140
CubeSmart	31,125	1,259,940
EastGroup Properties, Inc.	5,482	1,102,978
EPR Properties	29,305	1,635,512
Equity Residential	16,429	1,074,128
Essex Property Trust, Inc.	4,281	1,126,802
Federal Realty Investment Trust	6,580	729,722
First Industrial Realty Trust, Inc.	18,226	1,130,194
Gaming and Leisure Properties, Inc.	33,071	1,602,621
Healthcare Realty Trust, Inc., Class A	49,821	931,653
Highwoods Properties, Inc.	38,876	945,076
Host Hotels & Resorts, Inc.	87,489	1,848,643
Kilroy Realty Corp.	37,589	1,250,210
Kimco Realty Corp.	60,604	1,432,678
Lamar Advertising Co., Class A	11,799	1,626,374
Mid-America Apartment Communities, Inc.	6,758	872,998
Millrose Properties, Inc., Class A	17,976	551,324
National Storage Affiliates Trust	14,474	616,013
NNN REIT, Inc.	28,835	1,262,685
Omega Healthcare Investors, Inc.	34,271	1,609,709
Park Hotels & Resorts, Inc.	91,436	1,048,771
Rayonier, Inc.	52,436	1,112,167
Realty Income Corp.	19,275	1,238,226
Regency Centers Corp.	21,397	1,665,756
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Rexford Industrial Realty, Inc.	17,303	621,005
Simon Property Group, Inc.	8,618	1,755,573
STAG Industrial, Inc.	30,118	1,161,952
Sun Communities, Inc.	5,852	748,120
UDR, Inc.	27,986	1,017,011
VICI Properties, Inc., Class A	48,202	1,407,498
Vornado Realty Trust	33,931	1,014,198
WP Carey, Inc.	23,182	1,690,663
		42,961,911
Retailers — 3.1%
AutoNation, Inc. *	6,668	1,416,150
Best Buy Co., Inc.	12,854	777,538
Dick's Sporting Goods, Inc.	6,092	1,382,397
Dillard's, Inc., Class A (a)	1,006	572,635
Dollar General Corp.	8,558	991,701
Macy's, Inc.	68,489	1,338,960
Penske Automotive Group, Inc.	7,761	1,331,167
Ross Stores, Inc.	7,942	1,809,108
Tapestry, Inc.	11,649	1,689,571
Tractor Supply Co.	22,781	799,613
Williams-Sonoma, Inc.	8,377	1,517,996
		13,626,836
Software & Computer Services — 3.9%
Akamai Technologies, Inc. *	4,871	501,616
Amdocs Ltd.	12,679	819,951
CACI International, Inc., Class A *	2,562	1,331,061
Cognizant Technology Solutions Corp., Class A	10,499	555,397
Concentrix Corp.	4,820	114,812
Docusign, Inc., Class A *	3,331	153,193
Dolby Laboratories, Inc., Class A	10,788	691,942
F5, Inc. *	4,422	1,432,286
Gartner, Inc. *	2,887	428,691
Gen Digital, Inc.	48,948	944,207
GoDaddy, Inc., Class A *	7,871	683,124
Hewlett Packard Enterprise Co.	62,646	1,802,325
Leidos Holdings, Inc.	8,121	1,211,816
Manhattan Associates, Inc. *	783	107,968
Match Group, Inc.	41,069	1,536,802
Paycom Software, Inc.	573	72,633
Pegasystems, Inc.	26,490	968,210
Science Applications International Corp.	7,961	770,386
SS&C Technologies Holdings, Inc.	16,650	1,153,845
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Tyler Technologies, Inc. *	2,363	806,114
VeriSign, Inc.	4,334	1,164,372
		17,250,751
Technology Hardware & Equipment — 6.1%
Avnet, Inc.	20,174	1,664,557
Cirrus Logic, Inc. *	10,792	1,759,959
Corning, Inc.	13,615	2,236,128
Flex Ltd. *	16,872	1,544,632
HP, Inc.	29,525	615,892
Jabil, Inc.	6,962	2,349,605
Microchip Technology, Inc.	11,351	1,054,621
Monolithic Power Systems, Inc.	1,642	2,650,861
NetApp, Inc.	9,561	1,059,072
ON Semiconductor Corp. *	13,631	1,374,141
Qorvo, Inc. *	16,117	1,518,544
Skyworks Solutions, Inc.	22,830	1,601,981
TD SYNNEX Corp.	10,028	2,288,189
Teradyne, Inc.	6,152	2,113,027
Western Digital Corp.	6,847	2,975,159
		26,806,368
Telecommunications Equipment — 1.8%
Ciena Corp. *	5,700	3,007,206
Lumentum Holdings, Inc. *	3,004	2,710,569
Ubiquiti, Inc.	2,237	2,263,867
		7,981,642
Telecommunications Service Providers — 1.9%
Charter Communications, Inc., Class A * (a)	5,692	940,147
GCI Liberty, Inc., Class C *	18,130	620,952
Iridium Communications, Inc.	55,753	2,178,270
Liberty Broadband Corp., Class C *	11,887	457,530
Liberty Global Ltd., Class C (Belgium) *	69,696	790,353
Millicom International Cellular SA (Guatemala)	24,219	2,055,709
Roku, Inc. *	12,446	1,450,706
		8,493,667
Travel & Leisure — 1.9%
Boyd Gaming Corp.	16,453	1,430,588
Darden Restaurants, Inc.	6,530	1,309,657
Expedia Group, Inc.	3,857	957,963
MGM Resorts International *	28,170	1,096,940
Texas Roadhouse, Inc.	9,310	1,498,817
Travel + Leisure Co.	5,404	349,423
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	105

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
United Airlines Holdings, Inc. *	16,144	1,452,960
Wendy's Co. (The) (a)	29,718	206,837
		8,303,185
Waste & Disposal Services — 0.1%
Clean Harbors, Inc. *	1,596	499,037
Total Common Stocks (Cost $366,497,208)		438,741,414
	NO. OF RIGHTS
Rights—0.0% ^
Medical Equipment & Services — 0.0% ^
Hologic, Inc., CVR ‡ * (Cost $—)	15,842	159
	SHARES
Short-Term Investments — 1.7%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $814,094)	814,094	814,094
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $6,406,510)	6,406,510	6,406,510
Total Short-Term Investments (Cost $7,220,604)		7,220,604
Total Investments — 101.4% (Cost $373,717,812)		445,962,177
Liabilities in Excess of Other Assets — (1.4)%		(5,979,037)
NET ASSETS — 100.0%		439,983,140

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $6,457,997.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	2	06/18/2026	USD	730,280	63,496

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.6%
Aerospace & Defense — 0.3%
Moog, Inc., Class A	4,062	1,223,921
National Presto Industries, Inc.	2,536	354,634
		1,578,555
Automobiles & Parts — 0.9%
Dorman Products, Inc. *	4,366	491,219
Garrett Motion, Inc. (Switzerland)	69,078	1,769,088
Phinia, Inc.	24,254	1,749,926
Visteon Corp.	11,057	1,235,177
		5,245,410
Banks — 5.1%
1st Source Corp.	6,202	456,033
Ameris Bancorp	20,643	1,759,816
Axos Financial, Inc. *	16,893	1,629,161
BancFirst Corp.	1,983	221,323
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	30,037	1,665,552
Cathay General Bancorp	22,895	1,282,807
City Holding Co.	2,913	358,182
Community Trust Bancorp, Inc.	5,805	376,919
First BanCorp (Puerto Rico)	44,950	1,091,386
First Busey Corp.	12,350	323,570
First Commonwealth Financial Corp.	24,008	441,987
First Financial Bancorp	26,653	807,053
First Financial Corp.	5,816	381,937
First Merchants Corp.	10,350	418,554
Fulton Financial Corp.	46,851	1,011,513
Hancock Whitney Corp.	17,977	1,213,627
Home BancShares, Inc.	46,423	1,247,386
Hope Bancorp, Inc.	62,154	773,817
International Bancshares Corp.	15,926	1,142,531
NBT Bancorp, Inc.	13,973	610,480
Northwest Bancshares, Inc.	63,729	881,372
OceanFirst Financial Corp.	27,222	519,124
OFG Bancorp (Puerto Rico)	29,449	1,353,476
Old National Bancorp	70,404	1,687,584
Pathward Financial, Inc.	8,335	723,811
Renasant Corp.	21,097	841,559
Republic Bancorp, Inc., Class A	4,112	311,402
Simmons First National Corp., Class A	33,588	714,081
TrustCo Bank Corp.	10,724	510,462
Trustmark Corp.	13,887	616,166
UMB Financial Corp.	6,269	790,960
United Bankshares, Inc.	40,688	1,782,541
INVESTMENTS	SHARES	VALUE ($)

Banks — continued
WaFd, Inc.	32,357	1,145,438
WesBanco, Inc.	23,655	813,259
		29,904,869
Beverages — 0.7%
MGP Ingredients, Inc.	34,700	691,918
National Beverage Corp. *	31,484	1,077,382
Vita Coco Co., Inc. (The) *	31,509	2,079,279
		3,848,579
Chemicals — 3.4%
AdvanSix, Inc.	30,771	758,813
American Vanguard Corp. *	37,621	108,349
Avient Corp.	38,988	1,445,675
Balchem Corp.	9,383	1,516,480
Cabot Corp.	18,117	1,394,284
Ecovyst, Inc. *	147,311	2,088,870
Hawkins, Inc.	8,821	1,477,076
Ingevity Corp. *	25,080	1,910,845
Innospec, Inc.	5,616	428,276
Intrepid Potash, Inc. *	24,270	960,364
LSB Industries, Inc. *	89,765	1,337,499
Orion SA (Germany)	17,734	133,360
Perimeter Solutions, Inc. *	54,222	1,642,927
Quaker Chemical Corp.	9,591	1,303,321
Rayonier Advanced Materials, Inc. *	84,199	799,049
Sensient Technologies Corp.	17,869	2,030,633
Stepan Co.	18,378	919,451
		20,255,272
Construction & Materials — 3.4%
American Woodmark Corp. *	4,255	185,858
Arcosa, Inc.	14,298	1,808,268
Argan, Inc.	3,954	2,649,101
Boise Cascade Co.	11,810	936,179
CSW Industrials, Inc.	4,447	1,294,966
Exponent, Inc.	7,011	468,966
Granite Construction, Inc.	13,286	1,821,112
Griffon Corp.	15,041	1,371,288
Installed Building Products, Inc.	5,381	1,552,687
Masterbrand, Inc. *	33,960	304,961
Mueller Water Products, Inc., Class A	17,112	477,254
Patrick Industries, Inc. (a)	14,113	1,312,509
Primoris Services Corp.	12,344	2,236,116
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	107

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Sterling Infrastructure, Inc. *	4,194	2,162,510
Tutor Perini Corp.	17,149	1,593,485
		20,175,260
Consumer Services — 2.1%
American Public Education, Inc. *	10,145	589,932
Carriage Services, Inc.	12,759	626,467
Cars.com, Inc. *	17,968	197,468
Covista, Inc. *	10,711	1,234,121
Frontdoor, Inc. *	9,271	636,269
Graham Holdings Co., Class B	1,169	1,312,214
Laureate Education, Inc., Class A *	51,061	1,536,681
OPENLANE, Inc. *	39,999	1,257,569
Perdoceo Education Corp.	42,233	1,433,388
PROG Holdings, Inc.	32,742	1,173,146
Strategic Education, Inc.	10,393	814,811
Stride, Inc. *	8,688	844,126
Upbound Group, Inc.	27,671	546,779
		12,202,971
Electricity — 2.0%
Hallador Energy Co. *	55,431	860,843
Hawaiian Electric Industries, Inc. *	109,261	1,646,563
MGE Energy, Inc.	17,318	1,389,250
NANO Nuclear Energy, Inc. * (a)	33,758	789,262
Northwestern Energy Group, Inc.	23,479	1,698,471
Oklo, Inc., Class A * (a)	14,781	1,071,623
Ormat Technologies, Inc.	11,169	1,283,318
Portland General Electric Co.	30,758	1,597,263
TXNM Energy, Inc.	21,881	1,292,292
		11,628,885
Electronic & Electrical Equipment — 0.9%
Atkore, Inc.	10,953	855,977
Belden, Inc.	11,619	1,306,905
EnerSys	7,003	1,493,460
Watts Water Technologies, Inc., Class A	5,385	1,616,361
		5,272,703
Finance & Credit Services — 1.1%
Enact Holdings, Inc.	26,415	1,128,713
Enova International, Inc. *	11,566	1,959,396
Federal Agricultural Mortgage Corp., Class C	2,368	411,558
PennyMac Financial Services, Inc.	12,678	1,144,697
Radian Group, Inc.	43,367	1,553,840
		6,198,204
INVESTMENTS	SHARES	VALUE ($)

Food Producers — 3.0%
Andersons, Inc. (The)	25,415	1,996,094
B&G Foods, Inc. (a)	219,923	1,218,373
Cal-Maine Foods, Inc.	18,084	1,397,170
Dole plc	88,127	1,337,768
Fresh Del Monte Produce, Inc.	38,094	1,595,758
Herbalife Ltd. *	105,231	1,746,835
J & J Snack Foods Corp.	12,638	1,115,430
John B Sanfilippo & Son, Inc.	10,963	896,664
Mama's Creations, Inc. *	19,182	272,192
Marzetti Co. (The)	6,978	909,094
Medifast, Inc. * (a)	48,444	526,586
Nature's Sunshine Products, Inc. *	19,465	528,669
Seneca Foods Corp., Class A *	5,037	704,475
Simply Good Foods Co. (The) *	68,302	913,198
SunOpta, Inc. (Canada) *	182,938	1,185,438
Utz Brands, Inc.	127,071	1,011,485
Vital Farms, Inc. * (a)	34,132	465,902
		17,821,131
Gas, Water & Multi-utilities — 3.3%
American States Water Co.	14,538	1,094,566
Avista Corp.	40,751	1,674,866
Black Hills Corp.	22,316	1,680,172
Brookfield Infrastructure Corp., Class A (Canada)	35,316	1,306,692
California Water Service Group	24,005	1,013,971
Chesapeake Utilities Corp.	12,300	1,551,276
Consolidated Water Co. Ltd., Class D	15,938	510,813
Excelerate Energy, Inc., Class A	45,196	1,577,340
Middlesex Water Co.	10,852	552,150
New Jersey Resources Corp.	30,065	1,692,960
Northwest Natural Holding Co.	31,270	1,657,310
ONE Gas, Inc.	18,826	1,679,656
Southwest Gas Holdings, Inc.	18,730	1,761,557
Spire, Inc.	17,873	1,629,660
		19,382,989
General Industrials — 1.2%
Apogee Enterprises, Inc.	21,138	769,423
AZZ, Inc.	12,574	1,798,585
Greif, Inc., Class A	14,321	934,302
HB Fuller Co.	1,560	94,411
Myers Industries, Inc.	10,769	221,949
Otter Tail Corp.	16,569	1,478,618
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
Standex International Corp. (a)	6,503	1,775,319
TriMas Corp.	4,979	184,323
		7,256,930
Health Care Providers — 3.0%
Addus HomeCare Corp. *	9,687	938,573
Astrana Health, Inc. *	19,047	650,265
BrightSpring Health Services, Inc. *	27,620	1,324,931
CorVel Corp. *	14,114	810,990
Ensign Group, Inc. (The)	8,001	1,493,707
Healthcare Services Group, Inc. *	52,778	1,129,977
HealthEquity, Inc. *	15,331	1,257,602
LifeMD, Inc. *	39,780	186,170
National HealthCare Corp.	6,505	1,127,252
Nutex Health, Inc. * (a)	10,734	1,279,493
Option Care Health, Inc. *	50,107	1,018,675
Pediatrix Medical Group, Inc. *	70,041	1,576,623
Pennant Group, Inc. (The) *	15,568	487,590
RadNet, Inc. *	22,869	1,293,242
Select Medical Holdings Corp.	53,298	874,620
Surgery Partners, Inc. * (a)	45,305	635,629
US Physical Therapy, Inc.	9,754	694,680
Waystar Holding Corp. *	30,379	649,351
		17,429,370
Household Goods & Home Construction — 2.4%
Central Garden & Pet Co., Class A *	25,869	868,164
Century Communities, Inc.	7,269	407,209
CompX International, Inc.	3,918	91,172
Ethan Allen Interiors, Inc.	41,684	889,536
Green Brick Partners, Inc. *	16,752	1,129,755
HNI Corp.	31,409	1,147,685
Interface, Inc.	57,727	1,609,429
KB Home	10,389	550,513
La-Z-Boy, Inc.	38,939	1,352,741
M/I Homes, Inc. *	9,502	1,249,418
MillerKnoll, Inc.	28,898	464,680
Taylor Morrison Home Corp. *	23,760	1,443,182
Tri Pointe Homes, Inc. *	29,229	1,370,548
Worthington Enterprises, Inc.	25,655	1,392,297
		13,966,329
Industrial Engineering — 0.7%
Albany International Corp., Class A	8,142	472,562
Enpro, Inc.	6,642	1,936,475
INVESTMENTS	SHARES	VALUE ($)

Industrial Engineering — continued
Franklin Electric Co., Inc.	15,271	1,530,001
Tennant Co.	1,075	89,268
		4,028,306
Industrial Materials — 1.5%
Clearwater Paper Corp. *	33,203	455,213
Koppers Holdings, Inc.	29,687	1,212,120
Materion Corp.	11,315	2,079,810
Mativ Holdings, Inc.	92,158	855,226
Minerals Technologies, Inc.	20,135	1,448,512
Sylvamo Corp.	26,115	1,115,894
Tredegar Corp. *	20,750	199,200
UFP Industries, Inc.	13,881	1,242,211
		8,608,186
Industrial Metals & Mining — 2.8%
Century Aluminum Co. *	30,413	1,807,749
Commercial Metals Co.	25,236	1,740,275
Compass Minerals International, Inc. *	45,364	1,211,672
Constellium SE *	65,969	2,063,510
Energy Fuels, Inc. * (a)	86,096	1,863,117
Kaiser Aluminum Corp.	13,283	2,263,822
Metallus, Inc. *	26,167	503,453
Ryerson Holding Corp.	65,095	1,803,782
United States Antimony Corp. * (a)	169,870	2,040,139
Worthington Steel, Inc.	24,865	955,562
		16,253,081
Industrial Support Services — 1.6%
ABM Industries, Inc.	22,742	927,873
CoreCivic, Inc., REIT *	67,033	1,371,495
CRA International, Inc.	6,675	1,051,112
Cross Country Healthcare, Inc. *	12,123	122,685
Donnelley Financial Solutions, Inc. *	6,623	333,137
DXP Enterprises, Inc. *	2,801	478,271
Everforth, Inc. *	9,729	205,282
EVERTEC, Inc. (Puerto Rico)	18,480	545,714
Korn Ferry	12,629	839,071
Maximus, Inc.	16,070	1,054,513
Pitney Bowes, Inc.	89,644	1,385,896
Resources Connection, Inc.	3,120	13,229
Target Hospitality Corp. *	23,722	344,918
TriNet Group, Inc.	11,647	533,200
UniFirst Corp.	582	148,707
		9,355,103
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	109

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — 3.5%
ArcBest Corp.	10,321	1,316,650
Ardmore Shipping Corp. (Ireland)	40,183	712,043
Costamare Bulkers Holdings Ltd. (Monaco) *	4,124	71,263
Costamare, Inc. (Monaco)	64,988	1,080,100
DHT Holdings, Inc.	90,209	1,667,062
Dorian LPG Ltd.	32,562	1,255,265
Federal Signal Corp.	13,966	1,719,634
FLEX LNG Ltd. (Norway) (a)	14,509	470,527
GATX Corp.	9,171	1,796,782
Genco Shipping & Trading Ltd.	30,235	732,896
Hub Group, Inc., Class A	9,398	411,914
International Seaways, Inc.	22,366	1,855,260
Matson, Inc.	10,696	1,865,703
McGrath RentCorp	7,951	878,983
Nordic American Tankers Ltd.	66,884	373,213
Scorpio Tankers, Inc. (Monaco)	19,095	1,552,996
Teekay Corp. Ltd. (Bermuda)	81,510	1,088,974
Teekay Tankers Ltd., Class A (Canada)	22,671	1,780,807
Tingo Group, Inc. * (a)	827,098	83
Wabash National Corp.	16,956	147,348
		20,777,503
Investment Banking & Brokerage Services — 0.9%
Acadian Asset Management, Inc.	6,867	462,492
Artisan Partners Asset Management, Inc., Class A	18,361	687,436
Moelis & Co., Class A	21,963	1,430,231
StoneX Group, Inc. *	16,514	1,750,979
Victory Capital Holdings, Inc., Class A (a)	14,103	1,107,227
		5,438,365
Leisure Goods — 0.4%
LCI Industries	7,195	857,788
Smith & Wesson Brands, Inc.	47,468	737,653
Sturm Ruger & Co., Inc.	15,748	683,148
		2,278,589
Life Insurance — 0.8%
CNO Financial Group, Inc.	38,429	1,708,169
Genworth Financial, Inc., Class A *	155,039	1,362,793
Jackson Financial, Inc., Class A	15,032	1,740,255
		4,811,217
INVESTMENTS	SHARES	VALUE ($)

Media — 0.1%
Gray Media, Inc.	90,534	510,612
Scholastic Corp. (a)	6,968	281,228
		791,840
Medical Equipment & Services — 2.1%
AdaptHealth Corp. *	35,914	470,833
Anika Therapeutics, Inc. *	4,805	59,822
Avanos Medical, Inc. *	15,269	375,923
CONMED Corp.	13,739	503,672
Fulgent Genetics, Inc. *	15,846	240,701
Haemonetics Corp. *	12,301	739,167
ICU Medical, Inc. *	8,574	1,022,021
Integer Holdings Corp. *	12,626	1,117,527
Lantheus Holdings, Inc. *	12,660	1,071,289
LeMaitre Vascular, Inc.	11,287	1,238,748
LivaNova plc *	8,333	500,813
Merit Medical Systems, Inc. *	16,319	1,112,629
Myriad Genetics, Inc. *	17,035	80,916
NeoGenomics, Inc. *	33,295	308,312
Omnicell, Inc. *	24,542	1,016,530
OraSure Technologies, Inc. *	78,206	237,746
STAAR Surgical Co. *	8,281	218,287
Tactile Systems Technology, Inc. *	10,392	239,224
UFP Technologies, Inc. * (a)	5,560	1,065,463
Varex Imaging Corp. *	44,283	515,897
		12,135,520
Mortgage Real Estate Investment Trusts — 1.2%
Apollo Commercial Real Estate Finance, Inc.	28,742	314,437
Ares Commercial Real Estate Corp.	47,877	250,397
Chimera Investment Corp.	17,915	246,331
Dynex Capital, Inc. (a)	104,532	1,423,726
Ellington Financial, Inc. (a)	99,448	1,317,686
Invesco Mortgage Capital, Inc. (a)	82,095	667,432
Ladder Capital Corp.	76,995	791,509
MFA Financial, Inc.	82,114	841,668
PennyMac Mortgage Investment Trust	62,496	761,201
Redwood Trust, Inc.	5,493	30,541
Safehold, Inc.	29,530	473,071
TPG RE Finance Trust, Inc.	5,593	47,317
		7,165,316
Non-life Insurance — 0.9%
Employers Holdings, Inc.	10,057	423,601
Essent Group Ltd.	25,664	1,553,185
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Hamilton Insurance Group Ltd., Class B (Bermuda)	38,073	1,247,652
Horace Mann Educators Corp.	6,432	292,270
NMI Holdings, Inc., Class A *	33,999	1,316,101
Safety Insurance Group, Inc.	753	56,596
Stewart Information Services Corp.	7,082	495,669
		5,385,074
Non-Renewable Energy — 7.3%
Alpha Metallurgical Resources, Inc. *	4,863	906,706
Archrock, Inc.	46,452	1,800,015
Borr Drilling Ltd. (Mexico) *	64,506	388,971
Cactus, Inc., Class A	24,160	1,346,195
California Resources Corp.	24,144	1,648,069
CNX Resources Corp. *	38,498	1,497,957
Comstock Resources, Inc. *	51,974	905,387
Core Natural Resources, Inc.	17,370	1,558,784
Crescent Energy Co., Class A	52,768	709,730
DNOW, Inc. *	112,897	1,522,981
Gulfport Energy Corp. *	7,070	1,361,258
Helix Energy Solutions Group, Inc. *	121,843	1,261,075
Kinetik Holdings, Inc., Class A (a)	23,186	1,171,820
Kodiak Gas Services, Inc.	27,830	1,886,874
Liberty Energy, Inc.	58,016	1,960,361
Magnolia Oil & Gas Corp., Class A	52,250	1,580,040
Murphy Oil Corp.	39,408	1,645,678
Noble Corp. plc	25,195	1,285,701
Northern Oil & Gas, Inc.	19,263	523,183
NPK International, Inc. *	44,113	721,248
Par Pacific Holdings, Inc. *	27,730	1,821,029
Patterson-UTI Energy, Inc.	80,637	985,384
Peabody Energy Corp.	49,905	1,330,467
PrimeEnergy Resources Corp. *	2,362	523,396
ProPetro Holding Corp. *	46,257	792,382
Ramaco Resources, Inc., Class A * (a)	43,468	645,500
RPC, Inc.	119,406	940,919
SandRidge Energy, Inc.	46,565	724,086
Select Water Solutions, Inc.	89,310	1,494,156
SM Energy Co.	32,902	1,020,949
Solaris Energy Infrastructure, Inc., Class A	28,252	2,086,128
SunCoke Energy, Inc.	120,646	822,806
TETRA Technologies, Inc. *	59,696	568,306
VAALCO Energy, Inc.	84,551	555,500
Vitesse Energy, Inc. (a)	10,781	202,252
INVESTMENTS	SHARES	VALUE ($)

Non-Renewable Energy — continued
Warrior Met Coal, Inc.	20,472	1,839,409
World Kinect Corp.	35,999	970,893
		43,005,595
Personal Care, Drug & Grocery Stores — 2.8%
ACCO Brands Corp.	116,975	375,490
Chefs' Warehouse, Inc. (The) *	25,919	2,011,314
Edgewell Personal Care Co.	65,961	1,487,420
Energizer Holdings, Inc.	63,160	1,236,673
Grocery Outlet Holding Corp. * (a)	164,947	1,304,731
Guardian Pharmacy Services, Inc., Class A *	17,858	662,532
Ingles Markets, Inc., Class A	16,596	1,518,036
Natural Grocers by Vitamin Cottage, Inc.	39,501	1,143,949
Nu Skin Enterprises, Inc., Class A	114,792	837,982
Spectrum Brands Holdings, Inc.	19,291	1,593,436
United Natural Foods, Inc. *	44,633	2,232,543
WD-40 Co.	5,490	1,152,680
Weis Markets, Inc.	16,911	1,186,814
		16,743,600
Personal Goods — 1.2%
G-III Apparel Group Ltd.	30,108	939,069
Interparfums, Inc.	5,767	526,066
Kontoor Brands, Inc.	16,307	1,196,281
Movado Group, Inc.	26,334	717,338
Oxford Industries, Inc. (a)	9,798	419,746
Signet Jewelers Ltd.	18,002	1,602,718
Steven Madden Ltd.	27,342	1,026,965
Wolverine World Wide, Inc.	49,030	834,491
		7,262,674
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.9%
ADMA Biologics, Inc. *	31,008	317,832
Alkermes plc *	34,044	1,147,623
Amphastar Pharmaceuticals, Inc. *	27,826	611,059
ANI Pharmaceuticals, Inc. *	15,524	1,233,382
Arrowhead Pharmaceuticals, Inc. *	18,551	1,363,127
Aurinia Pharmaceuticals, Inc. (Canada) *	84,866	1,305,663
Castle Biosciences, Inc. *	14,805	362,574
Catalyst Pharmaceuticals, Inc. *	58,081	1,633,819
Collegium Pharmaceutical, Inc. *	35,935	1,212,088
Harmony Biosciences Holdings, Inc. *	15,374	480,591
Indivior Pharmaceuticals, Inc. *	34,029	1,251,587
Innoviva, Inc. *	70,268	1,615,461
Ironwood Pharmaceuticals, Inc. *	43,650	180,056
Ligand Pharmaceuticals, Inc. *	8,095	1,857,398
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	111

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Monte Rosa Therapeutics, Inc. *	36,364	696,371
Niagen Bioscience, Inc. *	35,594	168,360
Pacira BioSciences, Inc. *	37,829	964,261
PDL BioPharma, Inc. ‡ *	22,361	4,919
Phibro Animal Health Corp., Class A	10,620	564,772
Prestige Consumer Healthcare, Inc. *	17,679	995,681
Protagonist Therapeutics, Inc. *	17,406	1,722,672
Rigel Pharmaceuticals, Inc. *	30,482	880,930
Septerna, Inc. *	10,731	254,969
Supernus Pharmaceuticals, Inc. *	30,306	1,454,688
Theravance Biopharma, Inc. *	20,162	337,512
Vanda Pharmaceuticals, Inc. *	33,401	237,147
		22,854,542
Precious Metals & Mining — 1.4%
Coeur Mining, Inc. *	73,741	1,325,126
Hecla Mining Co.	81,575	1,469,981
Idaho Strategic Resources, Inc. * (a)	39,149	1,650,130
Novagold Resources, Inc. (Canada) *	103,809	836,701
Perpetua Resources Corp. *	50,778	1,401,981
SSR Mining, Inc. (Canada) *	53,838	1,551,073
		8,234,992
Real Estate Investment & Services — 1.5%
Compass, Inc., Class A *	188,575	1,427,513
Cushman & Wakefield Ltd. *	89,565	1,257,492
DigitalBridge Group, Inc.	73,758	1,147,674
HA Sustainable Infrastructure Capital, Inc., REIT	45,621	1,913,801
Kennedy-Wilson Holdings, Inc.	34,654	377,729
Newmark Group, Inc., Class A	84,682	1,365,074
St. Joe Co. (The)	23,679	1,528,953
		9,018,236
Real Estate Investment Trusts — 10.7%
Acadia Realty Trust	52,487	1,134,769
Alexander's, Inc.	4,682	1,179,677
American Assets Trust, Inc.	57,025	1,182,698
American Healthcare REIT, Inc.	32,111	1,630,597
Apple Hospitality REIT, Inc.	95,117	1,281,226
Brandywine Realty Trust	246,236	746,095
Broadstone Net Lease, Inc.	85,328	1,689,494
CareTrust REIT, Inc.	41,331	1,630,508
Community Healthcare Trust, Inc.	30,456	524,452
COPT Defense Properties	50,635	1,582,344
CTO Realty Growth, Inc.	40,073	811,478
Curbline Properties Corp.	52,682	1,454,023
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
DiamondRock Hospitality Co.	169,655	1,730,481
Diversified Healthcare Trust	56,137	423,273
Douglas Emmett, Inc.	108,033	1,167,837
Easterly Government Properties, Inc., Class A	49,163	1,150,906
Empire State Realty Trust, Inc., Class A	85,137	474,213
Essential Properties Realty Trust, Inc.	47,282	1,486,073
Farmland Partners, Inc.	27,249	292,927
Four Corners Property Trust, Inc.	50,949	1,302,766
Getty Realty Corp.	44,045	1,458,770
Gladstone Land Corp.	34,641	332,207
Global Net Lease, Inc.	175,839	1,681,021
Independence Realty Trust, Inc.	75,684	1,234,406
Innovative Industrial Properties, Inc.	20,059	1,088,201
InvenTrust Properties Corp.	35,111	1,127,765
JBG SMITH Properties	73,447	1,101,705
Kite Realty Group Trust	62,992	1,647,871
LTC Properties, Inc.	42,407	1,620,796
LXP Industrial Trust	34,055	1,734,081
Macerich Co. (The)	85,159	1,850,505
National Health Investors, Inc.	19,323	1,486,132
NETSTREIT Corp. (a)	58,670	1,206,842
Outfront Media, Inc.	57,147	1,762,985
Peakstone Realty Trust	17,400	365,052
Pebblebrook Hotel Trust	95,573	1,342,801
Phillips Edison & Co., Inc.	38,677	1,553,462
Piedmont Realty Trust, Inc., Class A *	146,008	1,220,627
RLJ Lodging Trust	143,682	1,183,940
Ryman Hospitality Properties, Inc.	14,623	1,536,731
Sabra Health Care REIT, Inc.	80,240	1,657,758
Sila Realty Trust, Inc.	40,157	1,221,977
SITE Centers Corp.	109,677	602,127
Summit Hotel Properties, Inc.	121,388	603,298
Sunstone Hotel Investors, Inc.	123,204	1,209,863
Tanger, Inc.	45,339	1,681,170
Terreno Realty Corp.	26,231	1,710,261
UMH Properties, Inc.	15,296	237,853
Urban Edge Properties	72,025	1,578,788
Veris Residential, Inc.	29,864	566,520
Whitestone	46,870	887,718
Xenia Hotels & Resorts, Inc.	79,678	1,296,361
		62,665,431
Renewable Energy — 1.2%
American Superconductor Corp. *	35,587	1,905,328
Centrus Energy Corp., Class A * (a)	5,336	1,125,682
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Renewable Energy — continued
Nextpower, Inc., Class A *	16,415	1,955,519
REX American Resources Corp. *	38,266	1,855,901
		6,842,430
Retailers — 2.2%
Abercrombie & Fitch Co., Class A *	3,474	296,506
Academy Sports & Outdoors, Inc.	19,025	1,043,331
American Eagle Outfitters, Inc.	52,252	910,230
Asbury Automotive Group, Inc. *	2,906	591,923
Buckle, Inc. (The)	27,671	1,538,784
GigaCloud Technology, Inc., Class A *	25,460	1,132,716
Global Industrial Co.	3,152	104,363
Gold.com, Inc.	20,810	940,404
Group 1 Automotive, Inc.	3,251	1,160,184
Haverty Furniture Cos., Inc.	32,928	729,026
Kohl's Corp.	72,149	1,022,351
Liquidity Services, Inc. *	21,904	780,878
PriceSmart, Inc.	4,237	664,870
Shoe Carnival, Inc.	28,141	521,171
Urban Outfitters, Inc. *	20,414	1,435,921
Zumiez, Inc. *	1,248	30,663
		12,903,321
Software & Computer Services — 3.6%
A10 Networks, Inc.	60,774	1,621,450
Agilysys, Inc. *	10,800	691,848
Alarm.com Holdings, Inc. *	10,513	466,882
Blackbaud, Inc. *	6,200	230,454
Box, Inc., Class A *	27,903	675,253
Cargurus, Inc., Class A *	33,347	1,215,832
Clear Secure, Inc., Class A	35,517	1,896,253
Commvault Systems, Inc. *	8,510	841,469
Consensus Cloud Solutions, Inc. *	3,523	91,175
CSG Systems International, Inc. (a)	19,830	1,594,530
Diebold Nixdorf, Inc. *	11,071	850,363
ePlus, Inc.	14,201	1,202,683
EverQuote, Inc., Class A *	18,742	270,260
Grindr, Inc. (Singapore) * (a)	51,025	682,204
Magnite, Inc. *	40,746	522,160
Mitek Systems, Inc. *	65,651	916,488
NerdWallet, Inc., Class A *	40,013	433,741
NetScout Systems, Inc. *	47,984	1,617,061
OneSpan, Inc.	25,365	293,727
Powerfleet, Inc. NJ *	84,053	270,651
Progress Software Corp. *	22,368	622,949
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Q2 Holdings, Inc. *	15,342	778,606
Qualys, Inc. *	7,421	645,108
Simulations Plus, Inc. *	23,602	334,440
SPS Commerce, Inc. *	7,828	439,307
Viant Technology, Inc., Class A *	18,130	196,892
Workiva, Inc. *	13,769	736,366
Yelp, Inc. *	33,187	915,961
		21,054,113
Technology Hardware & Equipment — 7.3%
Adeia, Inc.	81,864	2,607,368
Advanced Energy Industries, Inc.	5,687	2,183,296
Alpha & Omega Semiconductor Ltd. *	2,441	106,013
Axcelis Technologies, Inc. *	5,058	703,618
Benchmark Electronics, Inc.	30,764	2,524,186
Cohu, Inc. *	1,516	71,783
CTS Corp.	22,724	1,297,540
Daktronics, Inc. *	24,006	471,958
Diodes, Inc. *	16,211	1,737,009
Fabrinet (Thailand) *	3,418	2,336,100
FormFactor, Inc. *	19,299	2,623,313
Impinj, Inc. * (a)	10,781	1,562,383
Insight Enterprises, Inc. *	7,155	521,600
Kulicke & Soffa Industries, Inc. (Singapore)	26,533	2,268,571
Methode Electronics, Inc.	49,776	399,204
Novanta, Inc. *	9,338	1,209,551
PC Connection, Inc.	12,334	786,169
Photronics, Inc. *	49,564	2,452,427
Plexus Corp. *	8,800	2,205,104
Power Integrations, Inc.	15,266	1,109,991
Rambus, Inc. *	17,747	2,042,857
Rogers Corp. *	4,621	627,301
Sanmina Corp. *	12,581	2,740,393
ScanSource, Inc. *	20,885	858,791
Synaptics, Inc. *	3,627	339,451
TTM Technologies, Inc. *	18,745	2,965,834
Ultra Clean Holdings, Inc. *	32,178	2,514,711
Vishay Intertechnology, Inc.	47,766	1,383,781
Xerox Holdings Corp. (a)	66,315	149,209
		42,799,512
Telecommunications Equipment — 4.0%
ADTRAN Holdings, Inc. *	113,148	2,001,588
Applied Optoelectronics, Inc. *	11,545	1,897,536
Aviat Networks, Inc. *	17,884	410,080
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	113

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Calix, Inc. *	30,884	1,345,307
Clearfield, Inc. *	32,050	925,925
Digi International, Inc. *	33,325	1,867,533
EchoStar Corp., Class A * (a)	15,675	1,930,220
Extreme Networks, Inc. *	77,903	1,720,877
Harmonic, Inc. *	150,498	1,720,192
InterDigital, Inc. (a)	4,589	1,360,914
NETGEAR, Inc. *	34,431	870,071
Ribbon Communications, Inc. *	1,005	2,653
Uniti Group, Inc., REIT	49,014	579,836
Viasat, Inc. *	37,394	2,464,639
Viavi Solutions, Inc. *	58,803	3,081,277
Vistance Networks, Inc.	82,552	1,056,253
		23,234,901
Telecommunications Service Providers — 1.9%
8x8, Inc. *	236,692	454,449
Cable One, Inc. *	9,794	896,053
fuboTV, Inc. * (a)	76,934	947,827
Globalstar, Inc. *	28,710	2,362,833
Gogo, Inc. *	80,669	337,196
IDT Corp., Class B	23,799	1,193,520
Liberty Latin America Ltd., Class C (Puerto Rico) *	119,698	994,690
Lumen Technologies, Inc. *	205,242	1,814,339
Shenandoah Telecommunications Co.	28,735	452,002
Telephone and Data Systems, Inc.	36,445	1,642,212
Xperi, Inc. *	784	5,245
		11,100,366
Tobacco — 0.5%
Turning Point Brands, Inc.	17,763	1,433,119
Universal Corp.	25,902	1,387,829
		2,820,948
Travel & Leisure — 0.6%
Biglari Holdings, Inc., Class B *	277	85,662
Brightstar Lottery plc	34,591	454,180
Monarch Casino & Resort, Inc.	7,250	860,502
SkyWest, Inc. *	14,580	1,197,310
Super Group SGHC Ltd. (Guernsey) (a)	91,208	1,182,056
		3,779,710
INVESTMENTS	SHARES	VALUE ($)

Waste & Disposal Services — 0.2%
Casella Waste Systems, Inc., Class A *	13,329	1,056,323
Total Common Stocks (Cost $472,657,437)		584,572,251
	NO. OF RIGHTS
Rights—0.0% ^
Pharmaceuticals & Biotechnology — 0.0% ^
OmniAb Operations, Inc. ‡ *	1,382	—
OmniAb, Inc. ‡ *	1,382	—
		—
Food Producers — 0.0% ^
TreeHouse Foods, Inc., CVR ‡ *	43,930	84,785
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0% ^
Arcellx, Inc., CVR ‡ *	14,239	997
Total Rights (Cost $84,785)		85,782
	SHARES
Short-Term Investments — 4.1%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $3,069,403)	3,069,403	3,069,403
Investment of Cash Collateral from Securities Loaned — 3.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $21,066,194)	21,066,194	21,066,194
Total Short-Term Investments (Cost $24,135,597)		24,135,597
Total Investments — 103.7% (Cost $496,877,819)		608,793,630
Liabilities in Excess of Other Assets — (3.7)%		(21,864,834)
NET ASSETS — 100.0%		586,928,796

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	April 30, 2026

(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $21,185,093.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	15	06/18/2026	USD	2,105,550	87,010

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	115

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 4.2%
ATI, Inc. *	34,129	5,305,694
Axon Enterprise, Inc. *	8,554	3,436,655
BWX Technologies, Inc.	25,602	5,540,017
Curtiss-Wright Corp.	7,927	5,709,025
GE Aerospace	72,522	21,026,303
HEICO Corp.	14,263	3,849,869
Howmet Aerospace, Inc.	39,039	9,488,039
Huntington Ingalls Industries, Inc.	11,465	4,176,585
Karman Holdings, Inc. * (a)	42,333	2,877,797
Rocket Lab Corp. *	84,752	6,992,888
RTX Corp.	93,140	16,399,160
TransDigm Group, Inc.	5,912	6,857,802
		91,659,834
Automobiles & Parts — 0.3%
BorgWarner, Inc.	88,548	5,044,580
QuantumScape Corp. * (a)	342,570	2,497,335
		7,541,915
Banks — 0.8%
Citigroup, Inc.	137,607	17,610,944
Beverages — 0.3%
Coca-Cola Co. (The)	22,286	1,755,245
Coca-Cola Consolidated, Inc.	12,169	2,495,497
Monster Beverage Corp. *	36,021	2,776,139
		7,026,881
Chemicals — 0.5%
Ecolab, Inc.	28,517	7,431,530
Linde plc	9,103	4,561,877
		11,993,407
Construction & Materials — 2.2%
Acuity, Inc.	3,457	1,001,735
API Group Corp. *	101,938	4,660,605
Armstrong World Industries, Inc.	24,033	4,094,983
Comfort Systems USA, Inc.	5,105	9,394,476
EMCOR Group, Inc.	8,167	7,282,269
Quanta Services, Inc.	15,888	11,562,810
Trane Technologies plc	22,287	10,977,239
		48,974,117
Consumer Services — 0.7%
Grand Canyon Education, Inc. *	6,009	1,015,942
INVESTMENTS	SHARES	VALUE ($)

Consumer Services — continued
Rollins, Inc.	53,036	2,955,696
Uber Technologies, Inc. *	146,757	10,949,540
		14,921,178
Electricity — 1.3%
Brookfield Renewable Corp. (Canada) (a)	33,790	1,225,225
Edison International	27,189	1,889,364
Entergy Corp.	63,827	7,525,842
Evergy, Inc.	61,022	5,055,062
FirstEnergy Corp.	109,979	5,226,202
NRG Energy, Inc.	37,480	5,831,138
Talen Energy Corp. *	4,176	1,555,226
		28,308,059
Electronic & Electrical Equipment — 0.3%
Hubbell, Inc.	11,526	5,857,167
Pentair plc	11,784	951,087
		6,808,254
Finance & Credit Services — 0.3%
MGIC Investment Corp.	79,904	2,115,858
SLM Corp. (a)	14,876	343,338
SoFi Technologies, Inc. *	192,896	3,105,625
		5,564,821
Food Producers — 0.4%
Pilgrim's Pride Corp.	34,982	1,157,904
Post Holdings, Inc. *	31,226	3,270,924
US Foods Holding Corp. *	57,062	5,334,726
		9,763,554
Gas, Water & Multi-utilities — 1.2%
Ameren Corp.	51,069	5,803,992
Atmos Energy Corp.	10,083	1,915,569
CenterPoint Energy, Inc.	128,314	5,600,906
MDU Resources Group, Inc.	84,104	1,894,863
National Fuel Gas Co.	48,061	4,055,387
NiSource, Inc.	112,693	5,440,818
UGI Corp.	5,087	183,590
WEC Energy Group, Inc.	8,797	1,037,518
		25,932,643
General Industrials — 2.6%
3M Co.	56,603	8,293,471
Eaton Corp. plc	34,119	14,773,868
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
GE Vernova, Inc.	20,660	22,384,284
Parker-Hannifin Corp.	11,621	10,568,370
		56,019,993
Health Care Providers — 0.6%
Encompass Health Corp.	36,501	3,650,100
HCA Healthcare, Inc.	13,356	5,802,514
Tenet Healthcare Corp. *	21,761	3,854,308
		13,306,922
Household Goods & Home Construction — 0.4%
SharkNinja, Inc. *	36,033	4,162,892
Somnigroup International, Inc.	59,435	4,508,739
		8,671,631
Industrial Engineering — 1.6%
Caterpillar, Inc.	32,636	29,049,630
Woodward, Inc.	14,095	5,116,344
		34,165,974
Industrial Metals & Mining — 0.9%
Carpenter Technology Corp.	13,046	5,586,297
Reliance, Inc.	5,795	2,100,688
Southern Copper Corp. (Mexico)	26,318	4,518,537
Steel Dynamics, Inc.	29,694	6,789,830
Timken Co. (The)	4,359	483,370
		19,478,722
Industrial Support Services — 0.8%
American Express Co.	41,307	13,344,226
Core & Main, Inc., Class A *	68,876	3,469,284
		16,813,510
Industrial Transportation — 0.6%
Allison Transmission Holdings, Inc.	7,572	1,017,298
Ryder System, Inc.	22,200	5,633,694
XPO, Inc. *	27,591	6,073,607
		12,724,599
Investment Banking & Brokerage Services — 6.4%
Affiliated Managers Group, Inc.	15,394	4,536,150
Bank of New York Mellon Corp. (The)	74,339	9,988,931
Berkshire Hathaway, Inc., Class B *	71,411	33,820,250
Cboe Global Markets, Inc.	19,186	5,757,527
Charles Schwab Corp. (The)	134,284	12,305,786
CME Group, Inc.	33,327	9,592,177
Evercore, Inc., Class A	14,081	4,524,085
Goldman Sachs Group, Inc. (The)	21,847	20,181,603
INVESTMENTS	SHARES	VALUE ($)

Investment Banking & Brokerage Services — continued
Houlihan Lokey, Inc.	10,884	1,684,299
Interactive Brokers Group, Inc., Class A	84,445	6,713,378
Intercontinental Exchange, Inc.	51,968	8,215,621
Invesco Ltd.	147,711	3,871,505
Lazard, Inc.	1,182	57,327
Nasdaq, Inc.	62,813	5,773,143
Robinhood Markets, Inc., Class A *	68,832	5,017,164
Stifel Financial Corp.	25,612	2,018,482
Virtu Financial, Inc., Class A	95,290	4,732,101
		138,789,529
Leisure Goods — 0.4%
Electronic Arts, Inc.	24,732	5,005,015
ROBLOX Corp., Class A *	80,135	4,428,260
		9,433,275
Life Insurance — 0.2%
Globe Life, Inc.	20,048	3,093,406
Unum Group	3,717	298,773
		3,392,179
Media — 2.2%
Fox Corp., Class A	63,687	4,043,488
Liberty Live Holdings, Inc., Class C *	11,275	1,055,340
Liberty Media Corp-Liberty Formula One, Class C *	47,159	4,053,316
Netflix, Inc. *	264,878	24,795,230
New York Times Co. (The), Class A	58,411	4,616,221
Spotify Technology SA *	4,102	1,831,748
Warner Bros Discovery, Inc. *	277,086	7,495,176
		47,890,519
Medical Equipment & Services — 1.4%
Insulet Corp. *	16,248	2,796,931
Labcorp Holdings, Inc.	17,602	4,520,193
Natera, Inc. *	24,030	4,954,025
Penumbra, Inc. *	12,287	4,011,460
Quest Diagnostics, Inc.	26,275	5,102,605
Stryker Corp.	30,338	9,560,414
		30,945,628
Mortgage Real Estate Investment Trusts — 0.4%
AGNC Investment Corp.	294,411	3,244,409
Annaly Capital Management, Inc.	213,440	4,887,776
		8,132,185
Non-life Insurance — 1.4%
Allstate Corp. (The)	33,807	7,344,909
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	117

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Axis Capital Holdings Ltd.	41,261	4,143,017
Cincinnati Financial Corp.	15,828	2,589,461
Hartford Insurance Group, Inc. (The)	44,809	6,130,319
Loews Corp.	23,968	2,699,037
Old Republic International Corp.	104,681	4,182,006
WR Berkley Corp. (a)	49,192	3,287,501
		30,376,250
Non-Renewable Energy — 3.6%
Antero Midstream Corp.	192,395	4,205,755
DT Midstream, Inc.	33,779	4,998,954
Exxon Mobil Corp.	85,412	13,181,634
HF Sinclair Corp.	35,713	2,400,271
Kinder Morgan, Inc.	230,929	7,590,636
Marathon Petroleum Corp.	33,139	8,228,082
Phillips 66	39,460	7,069,259
Targa Resources Corp.	27,359	7,115,529
TechnipFMC plc (United Kingdom)	85,950	6,495,241
Valero Energy Corp.	28,656	7,237,932
Williams Cos., Inc. (The)	123,973	9,460,380
		77,983,673
Personal Care, Drug & Grocery Stores — 1.3%
Casey's General Stores, Inc.	8,121	6,676,680
Cencora, Inc.	21,691	6,681,045
Kroger Co. (The)	75,308	5,126,216
McKesson Corp.	11,475	9,354,420
Procter & Gamble Co. (The)	4,980	732,508
		28,570,869
Personal Goods — 0.2%
Ralph Lauren Corp.	13,437	4,819,046
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.9%
AbbVie, Inc.	102,789	21,721,372
Alnylam Pharmaceuticals, Inc. *	15,587	4,824,021
Cardinal Health, Inc.	32,065	6,184,697
Eli Lilly & Co.	18,615	17,397,579
Exelixis, Inc. *	107,354	4,772,959
Gilead Sciences, Inc.	99,706	13,045,533
Insmed, Inc. *	32,385	4,415,047
Ionis Pharmaceuticals, Inc. *	62,500	4,672,500
Johnson & Johnson	155,922	35,838,672
Revolution Medicines, Inc. *	50,011	7,207,585
INVESTMENTS	SHARES	VALUE ($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Roivant Sciences Ltd. *	161,859	4,617,837
Royalty Pharma plc, Class A	94,537	4,735,358
		129,433,160
Precious Metals & Mining — 0.2%
Anglogold Ashanti plc (Australia)	37,284	3,494,629
Real Estate Investment & Services — 0.4%
CBRE Group, Inc., Class A *	42,515	6,068,166
Jones Lang LaSalle, Inc. *	8,357	2,658,612
		8,726,778
Real Estate Investment Trusts — 1.7%
Agree Realty Corp.	26,660	2,055,753
EPR Properties	53,119	2,964,571
Millrose Properties, Inc., Class A	44,529	1,365,705
Omega Healthcare Investors, Inc.	62,366	2,929,331
Realty Income Corp.	18,897	1,213,943
Simon Property Group, Inc.	39,049	7,954,672
Ventas, Inc.	73,707	6,475,897
Welltower, Inc.	57,615	12,522,044
		37,481,916
Retailers — 7.3%
Amazon.com, Inc. *	46,733	12,387,049
Amer Sports, Inc. (Finland) *	124,923	4,381,050
AutoNation, Inc. *	17,667	3,752,118
AutoZone, Inc. *	1,942	7,193,226
Carvana Co., Class A *	17,154	6,789,553
Costco Wholesale Corp.	29,174	29,597,898
Dillard's, Inc., Class A (a)	3,579	2,037,238
Dollar General Corp.	39,728	4,603,681
Five Below, Inc. *	21,479	5,061,741
Gap, Inc. (The)	151,419	3,723,393
Lowe's Cos., Inc.	21,898	5,229,023
O'Reilly Automotive, Inc. *	84,928	8,441,843
Penske Automotive Group, Inc.	12,304	2,110,382
Tapestry, Inc.	39,269	5,695,576
TJX Cos., Inc. (The)	88,334	13,846,355
Ulta Beauty, Inc. *	8,694	4,672,851
Walmart, Inc.	272,796	35,989,976
Wayfair, Inc., Class A *	45,865	2,932,150
Williams-Sonoma, Inc.	9,123	1,653,179
		160,098,282
Software & Computer Services — 15.1%
Akamai Technologies, Inc. *	27,255	2,806,720
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Alphabet, Inc., Class A	132,592	51,021,402
Appfolio, Inc., Class A *	8,799	1,470,225
AppLovin Corp., Class A *	16,630	7,422,800
Autodesk, Inc. *	22,880	5,422,560
CACI International, Inc., Class A *	7,681	3,990,587
Cadence Design Systems, Inc. *	24,279	8,002,116
Cloudflare, Inc., Class A *	32,172	6,594,295
Crowdstrike Holdings, Inc., Class A *	18,374	8,190,210
Datadog, Inc., Class A *	37,936	5,014,760
DoorDash, Inc., Class A *	36,332	6,127,392
Dropbox, Inc., Class A * (a)	131,663	3,198,094
F5, Inc. *	13,695	4,435,810
Hewlett Packard Enterprise Co.	241,818	6,957,104
IAC, Inc. *	41,330	1,841,665
International Business Machines Corp.	59,322	13,702,195
Leidos Holdings, Inc.	29,597	4,416,464
Maplebear, Inc. *	85,474	3,619,824
Match Group, Inc.	77,306	2,892,790
Meta Platforms, Inc., Class A	57,481	35,173,199
Microsoft Corp.	84,683	34,532,034
MongoDB, Inc., Class A *	15,583	3,908,684
Okta, Inc. *	41,691	3,070,542
Oracle Corp.	105,237	16,984,199
Palantir Technologies, Inc., Class A *	151,761	21,111,473
Palo Alto Networks, Inc. *	46,741	8,381,596
Parsons Corp. *	33,110	1,669,075
Pegasystems, Inc.	63,635	2,325,859
Procore Technologies, Inc. *	52,181	2,952,401
PTC, Inc. *	23,303	3,176,199
Reddit, Inc., Class A *	24,339	3,583,431
RingCentral, Inc., Class A	50,980	2,050,416
Rubrik, Inc., Class A *	47,206	2,510,415
Snowflake, Inc., Class A *	32,722	4,465,571
SS&C Technologies Holdings, Inc.	54,721	3,792,165
Synopsys, Inc. *	14,290	6,896,354
Teradata Corp. *	69,948	1,843,130
Toast, Inc., Class A *	99,388	2,834,546
Twilio, Inc., Class A *	35,926	5,319,204
Unity Software, Inc. *	93,430	2,468,421
VeriSign, Inc.	18,690	5,021,255
Zoom Communications, Inc., Class A *	54,445	5,289,332
Zscaler, Inc. *	19,142	2,501,477
		328,987,991
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — 26.6%
Advanced Micro Devices, Inc. *	113,887	40,371,803
Allegro MicroSystems, Inc. (Japan) *	130,869	6,347,146
Amkor Technology, Inc.	102,151	7,125,032
Amphenol Corp., Class A	100,727	14,834,065
Analog Devices, Inc.	40,877	16,443,182
Apple, Inc.	141,765	38,467,933
Applied Materials, Inc.	58,166	22,945,905
Arrow Electronics, Inc. *	24,361	4,575,727
Astera Labs, Inc. *	30,708	5,980,076
Avnet, Inc.	70,459	5,813,572
Broadcom, Inc.	119,750	49,987,242
Cirrus Logic, Inc. *	33,267	5,425,182
Coherent Corp. *	26,983	8,626,735
Corning, Inc.	77,435	12,717,924
Dell Technologies, Inc., Class C	45,106	9,424,899
Entegris, Inc.	25,513	3,607,028
Everpure, Inc., Class A *	75,635	5,404,121
Flex Ltd. *	87,624	8,021,977
GLOBALFOUNDRIES, Inc. *	47,574	3,073,280
Intel Corp. *	347,524	32,834,068
IPG Photonics Corp. *	21,825	2,595,429
Jabil, Inc.	22,487	7,589,138
KLA Corp.	10,564	18,490,697
Lam Research Corp.	92,622	23,883,509
Lattice Semiconductor Corp. *	54,127	6,618,650
MACOM Technology Solutions Holdings, Inc. *	22,907	6,450,840
Microchip Technology, Inc.	58,495	5,434,770
Micron Technology, Inc.	75,443	39,016,102
Monolithic Power Systems, Inc.	6,549	10,572,771
NVIDIA Corp.	222,571	44,418,494
ON Semiconductor Corp. *	77,981	7,861,265
Onto Innovation, Inc. *	24,812	7,321,029
Qorvo, Inc. *	43,725	4,119,770
QUALCOMM, Inc.	85,791	15,406,348
Sandisk Corp. *	15,818	17,344,595
TD SYNNEX Corp.	29,120	6,644,602
Teradyne, Inc.	23,607	8,108,296
Texas Instruments, Inc.	70,182	19,726,757
Vertiv Holdings Co., Class A	38,438	12,626,499
Western Digital Corp.	35,883	15,591,881
		581,848,339
Telecommunications Equipment — 1.5%
AST SpaceMobile, Inc. * (a)	31,115	2,299,399
Ciena Corp. *	21,664	11,429,493
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	119

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Cisco Systems, Inc.	46,374	4,243,221
Lumentum Holdings, Inc. *	11,169	10,078,012
Ubiquiti, Inc.	5,522	5,588,319
		33,638,444
Telecommunications Service Providers — 0.9%
AT&T, Inc.	521,595	13,629,277
Millicom International Cellular SA (Guatemala)	62,815	5,331,737
		18,961,014
Tobacco — 1.4%
Altria Group, Inc.	157,329	11,429,952
Philip Morris International, Inc.	113,571	18,747,165
		30,177,117
Travel & Leisure — 1.3%
Aramark	62,172	2,840,639
Hilton Worldwide Holdings, Inc.	26,444	8,569,707
Live Nation Entertainment, Inc. *	13,851	2,187,627
Royal Caribbean Cruises Ltd.	28,601	7,543,800
Texas Roadhouse, Inc.	16,579	2,669,053
United Airlines Holdings, Inc. *	59,347	5,341,230
		29,152,056
Total Common Stocks (Cost $1,780,173,705)		2,179,619,837
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.6%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $3,364,757)	3,364,757	3,364,757
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $9,124,740)	9,124,740	9,124,740
Total Short-Term Investments (Cost $12,489,497)		12,489,497
Total Investments — 100.4% (Cost $1,792,663,202)		2,192,109,334
Liabilities in Excess of Other Assets — (0.4)%		(8,221,275)
NET ASSETS — 100.0%		2,183,888,059

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $9,256,659.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	10	06/18/2026	USD	3,619,500	279,728

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	63,845	33,069,795
Automobiles & Parts — 0.0% ^
Gentex Corp.	92,637	2,140,841
Banks — 0.1%
Commerce Bancshares, Inc.	216,101	11,243,735
Beverages — 0.3%
Monster Beverage Corp. *	333,781	25,724,502
Chemicals — 1.1%
CF Industries Holdings, Inc.	155,351	19,294,594
Linde plc	127,287	63,788,607
		83,083,201
Construction & Materials — 1.8%
A O Smith Corp.	135,907	8,404,489
Acuity, Inc.	48,025	13,916,204
Advanced Drainage Systems, Inc.	85,288	12,729,234
Armstrong World Industries, Inc.	49,436	8,423,400
Carlisle Cos., Inc.	47,891	17,013,757
Eagle Materials, Inc.	42,157	8,857,607
EMCOR Group, Inc.	29,397	26,212,423
Louisiana-Pacific Corp.	56,065	4,047,332
Trane Technologies plc	45,690	22,504,153
Watsco, Inc. (a)	34,039	14,903,636
		137,012,235
Consumer Services — 1.0%
Copart, Inc. *	439,207	14,542,144
eBay, Inc.	241,066	24,945,510
Grand Canyon Education, Inc. *	72,061	12,183,353
H&R Block, Inc.	246,832	7,831,979
Rollins, Inc.	297,285	16,567,693
		76,070,679
Electricity — 0.9%
Consolidated Edison, Inc.	153,509	17,114,718
Constellation Energy Corp.	22,102	6,917,926
Evergy, Inc.	158,526	13,132,294
NRG Energy, Inc.	134,962	20,997,388
OGE Energy Corp.	163,949	8,000,711
		66,163,037
Electronic & Electrical Equipment — 1.1%
Crane Co.	32,614	5,796,486
Donaldson Co., Inc.	148,362	13,081,078
IDEX Corp.	64,130	13,970,720
INVESTMENTS	SHARES	VALUE ($)

Electronic & Electrical Equipment — continued
Keysight Technologies, Inc. *	88,144	30,842,467
Mettler-Toledo International, Inc. *	15,854	20,239,375
		83,930,126
Finance & Credit Services — 0.9%
FactSet Research Systems, Inc.	33,221	7,560,435
Moody's Corp.	60,106	27,759,956
S&P Global, Inc.	74,450	32,105,074
		67,425,465
Food Producers — 0.2%
Ingredion, Inc.	111,433	12,451,523
Gas, Water & Multi-utilities — 0.7%
National Fuel Gas Co.	172,844	14,584,577
UGI Corp.	424,142	15,307,285
WEC Energy Group, Inc.	190,892	22,513,802
		52,405,664
General Industrials — 1.5%
GE Vernova, Inc.	74,336	80,540,083
Illinois Tool Works, Inc.	111,798	28,845,002
		109,385,085
Health Care Providers — 0.2%
Chemed Corp.	26,924	11,442,162
Household Goods & Home Construction — 0.2%
NVR, Inc. *	1,982	12,518,054
Industrial Engineering — 0.7%
Graco, Inc.	163,090	13,091,234
Lincoln Electric Holdings, Inc.	65,501	17,357,765
Snap-on, Inc.	30,102	11,541,107
Toro Co. (The)	86,025	8,186,999
		50,177,105
Industrial Metals & Mining — 0.4%
Fastenal Co.	161,725	7,266,304
Reliance, Inc.	13,319	4,828,138
Southern Copper Corp. (Mexico)	94,490	16,222,988
		28,317,430
Industrial Support Services — 5.2%
Accenture plc, Class A	173,116	30,937,560
Automatic Data Processing, Inc.	121,722	25,797,761
Cintas Corp.	134,642	23,523,304
ExlService Holdings, Inc. *	248,506	7,922,371
Jack Henry & Associates, Inc.	79,909	12,286,009
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	121

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Mastercard, Inc., Class A	185,472	93,277,578
MSC Industrial Direct Co., Inc., Class A	107,420	10,985,843
Paychex, Inc.	147,940	13,703,682
Verisk Analytics, Inc., Class A	88,342	16,298,216
Visa, Inc., Class A	383,845	126,607,435
WW Grainger, Inc.	21,555	25,032,899
		386,372,658
Industrial Transportation — 1.5%
Allison Transmission Holdings, Inc.	139,067	18,683,652
Expeditors International of Washington, Inc.	102,947	15,224,832
Landstar System, Inc.	76,834	14,142,834
Old Dominion Freight Line, Inc.	71,813	15,255,236
Union Pacific Corp.	180,734	48,704,198
United Parcel Service, Inc., Class B	22,678	2,467,366
		114,478,118
Investment Banking & Brokerage Services — 4.0%
Ameriprise Financial, Inc.	46,507	22,081,059
Berkshire Hathaway, Inc., Class B *	279,593	132,415,245
Blackrock, Inc.	44,638	47,566,253
Broadridge Financial Solutions, Inc.	73,627	11,337,085
Cboe Global Markets, Inc.	69,112	20,739,820
CME Group, Inc.	61,745	17,771,446
Intercontinental Exchange, Inc.	158,978	25,132,832
Nasdaq, Inc.	26,774	2,460,798
SEI Investments Co.	179,201	16,249,947
		295,754,485
Leisure Goods — 0.6%
Electronic Arts, Inc.	120,771	24,440,427
Pool Corp.	43,261	9,228,437
YETI Holdings, Inc. *	235,244	9,282,728
		42,951,592
Life Insurance — 0.5%
Aflac, Inc.	226,075	25,697,945
Primerica, Inc.	33,020	9,287,536
		34,985,481
Media — 0.7%
Fox Corp., Class A	144,497	9,174,115
New York Times Co. (The), Class A	191,100	15,102,633
Nexstar Media Group, Inc.	45,559	9,482,650
Spotify Technology SA *	45,946	20,517,186
		54,276,584
INVESTMENTS	SHARES	VALUE ($)

Medical Equipment & Services — 1.3%
Abbott Laboratories	202,757	18,408,308
Bio-Techne Corp.	50,699	2,804,669
Dexcom, Inc. *	87,661	5,220,212
IDEXX Laboratories, Inc. *	38,453	21,564,442
Penumbra, Inc. *	49,948	16,307,023
QIAGEN NV	118,774	4,107,205
ResMed, Inc. (a)	81,116	17,343,412
STERIS plc	50,853	11,028,999
		96,784,270
Non-life Insurance — 3.8%
Allstate Corp. (The)	93,999	20,422,223
American Financial Group, Inc.	65,050	8,669,214
Aon plc, Class A	77,843	24,259,771
Arch Capital Group Ltd. *	215,998	20,403,171
Arthur J Gallagher & Co.	23,295	4,808,088
Brown & Brown, Inc.	176,488	10,615,753
Chubb Ltd.	116,884	38,221,068
Fidelity National Financial, Inc.	220,328	11,523,154
Hartford Insurance Group, Inc. (The)	139,921	19,142,592
Markel Group, Inc. *	724	1,283,268
Marsh & McLennan Cos., Inc.	173,339	29,070,684
Old Republic International Corp.	235,452	9,406,307
Progressive Corp. (The)	146,199	29,426,935
RLI Corp.	118,132	6,115,694
Travelers Cos., Inc. (The)	91,742	27,994,154
Willis Towers Watson plc	25,236	6,465,463
WR Berkley Corp.	250,536	16,743,321
		284,570,860
Non-Renewable Energy — 3.7%
Antero Midstream Corp.	173,936	3,802,241
Chevron Corp.	291,015	56,256,110
ConocoPhillips	227,240	28,582,247
Coterra Energy, Inc.	61,931	2,223,942
EOG Resources, Inc.	158,185	22,236,066
Exxon Mobil Corp.	914,295	141,103,147
TechnipFMC plc (United Kingdom)	266,260	20,121,268
		274,325,021
Personal Care, Drug & Grocery Stores — 2.1%
Church & Dwight Co., Inc.	175,372	17,021,606
Clorox Co. (The)	89,156	8,598,205
Colgate-Palmolive Co.	319,827	27,300,433
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Kimberly-Clark Corp. (a)	193,100	19,006,833
Procter & Gamble Co. (The)	582,446	85,671,982
		157,599,059
Personal Goods — 1.0%
Crocs, Inc. *	92,141	9,396,539
Deckers Outdoor Corp. *	111,086	11,352,989
Lululemon Athletica, Inc. *	98,663	13,585,895
NIKE, Inc., Class B	458,243	20,327,660
On Holding AG, Class A (Switzerland) *	171,674	6,113,311
Ralph Lauren Corp.	48,921	17,545,028
		78,321,422
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.8%
AbbVie, Inc.	421,491	89,069,478
Amgen, Inc.	47,935	16,597,494
Bristol-Myers Squibb Co.	604,804	36,645,074
Gilead Sciences, Inc.	358,607	46,920,140
Jazz Pharmaceuticals plc *	90,379	18,348,744
Johnson & Johnson	553,129	127,136,701
Medpace Holdings, Inc. *	28,842	12,074,992
Merck & Co., Inc.	641,166	70,002,504
Regeneron Pharmaceuticals, Inc.	33,152	23,440,453
Royalty Pharma plc, Class A	362,375	18,151,364
United Therapeutics Corp. *	38,621	22,066,108
Zoetis, Inc.	209,195	24,051,149
		504,504,201
Precious Metals & Mining — 0.2%
Newmont Corp.	115,006	12,776,017
Real Estate Investment Trusts — 2.2%
American Tower Corp.	101,133	18,478,010
Camden Property Trust	59,420	6,240,288
Crown Castle, Inc.	79,266	7,037,236
CubeSmart	69,328	2,806,397
Equity LifeStyle Properties, Inc.	127,380	8,061,880
Equity Residential	79,415	5,192,153
Extra Space Storage, Inc.	58,567	8,394,408
Gaming and Leisure Properties, Inc.	92,089	4,462,633
Host Hotels & Resorts, Inc.	872,461	18,435,101
Lamar Advertising Co., Class A	122,668	16,908,557
Mid-America Apartment Communities, Inc.	96,548	12,472,071
Public Storage	72,056	21,793,337
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Rayonier, Inc.	290,027	6,151,473
Simon Property Group, Inc.	124,512	25,364,340
		161,797,884
Retailers — 5.4%
Best Buy Co., Inc.	120,850	7,310,217
Costco Wholesale Corp.	106,172	107,714,679
Dillard's, Inc., Class A (a)	10,822	6,160,099
Dollar Tree, Inc. *	116,448	11,308,265
Etsy, Inc. *	271,864	17,491,730
Home Depot, Inc. (The)	247,388	81,341,174
Lowe's Cos., Inc.	3,995	953,966
O'Reilly Automotive, Inc. *	308,551	30,669,969
Ross Stores, Inc.	133,681	30,451,195
TJX Cos., Inc. (The)	320,750	50,277,563
Tractor Supply Co.	171,298	6,012,560
Ulta Beauty, Inc. *	21,423	11,514,434
Walmart, Inc.	168,774	22,266,354
Williams-Sonoma, Inc.	100,326	18,180,074
		401,652,279
Software & Computer Services — 18.6%
Adobe, Inc. *	135,676	33,389,864
Akamai Technologies, Inc. *	171,912	17,703,498
Alphabet, Inc., Class A	455,373	175,227,531
Amdocs Ltd.	203,773	13,178,000
Appfolio, Inc., Class A *	41,443	6,924,711
AppLovin Corp., Class A *	78,072	34,847,437
Atlassian Corp., Class A *	116,845	8,014,399
Autodesk, Inc. *	98,983	23,458,971
Bentley Systems, Inc., Class B (a)	390,701	12,744,667
Cadence Design Systems, Inc. *	97,769	32,223,685
Cognizant Technology Solutions Corp., Class A	263,196	13,923,068
Crowdstrike Holdings, Inc., Class A *	66,805	29,778,329
Datadog, Inc., Class A *	138,212	18,270,244
Docusign, Inc., Class A *	234,957	10,805,672
Dolby Laboratories, Inc., Class A	156,896	10,063,309
DoubleVerify Holdings, Inc. *	674,040	7,427,921
Dropbox, Inc., Class A *	567,557	13,785,960
DXC Technology Co. *	581,954	6,587,719
Dynatrace, Inc. *	371,000	13,433,910
Elastic NV *	162,975	7,566,929
EPAM Systems, Inc. *	59,103	6,724,739
F5, Inc. *	50,901	16,486,834
Fortinet, Inc. *	299,207	25,226,142
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	123

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Gartner, Inc. *	98,872	14,681,503
Gen Digital, Inc.	553,257	10,672,328
Gitlab, Inc., Class A *	312,871	6,926,964
GoDaddy, Inc., Class A *	179,611	15,588,439
HubSpot, Inc. *	41,957	9,304,384
Intuit, Inc.	66,986	26,024,061
KBR, Inc.	202,034	7,574,255
Leidos Holdings, Inc.	64,455	9,617,975
Manhattan Associates, Inc. *	105,727	14,578,696
Maplebear, Inc. *	219,642	9,301,839
Match Group, Inc.	470,833	17,618,571
Meta Platforms, Inc., Class A	209,093	127,946,098
Microsoft Corp.	304,672	124,239,148
Nutanix, Inc., Class A *	334,541	13,679,381
Okta, Inc. *	176,686	13,012,924
Palantir Technologies, Inc., Class A *	462,802	64,380,386
Palo Alto Networks, Inc. *	253,064	45,379,436
Paycom Software, Inc.	61,128	7,748,585
Pegasystems, Inc.	320,682	11,720,927
Pinterest, Inc., Class A *	468,199	9,204,792
Procore Technologies, Inc. *	166,988	9,448,181
PTC, Inc. *	100,754	13,732,770
Reddit, Inc., Class A *	75,912	11,176,524
RingCentral, Inc., Class A	354,523	14,258,915
Roper Technologies, Inc.	39,896	14,155,500
Rubrik, Inc., Class A *	151,854	8,075,596
Salesforce, Inc.	232,610	41,062,643
SentinelOne, Inc., Class A *	560,600	7,938,096
ServiceNow, Inc. *	256,873	22,684,455
Snowflake, Inc., Class A *	118,694	16,198,170
SS&C Technologies Holdings, Inc.	42,592	2,951,626
Teradata Corp. *	527,466	13,898,729
Toast, Inc., Class A *	438,195	12,497,321
Twilio, Inc., Class A *	130,790	19,364,767
Tyler Technologies, Inc. *	36,452	12,435,235
UiPath, Inc., Class A *	677,218	6,975,345
VeriSign, Inc.	75,769	20,356,100
Workday, Inc., Class A *	94,729	11,594,830
Zoom Communications, Inc., Class A *	203,553	19,775,174
ZoomInfo Technologies, Inc. *	1,135,043	7,094,019
Zscaler, Inc. *	69,612	9,096,896
		1,391,765,123
Technology Hardware & Equipment — 22.2%
Advanced Micro Devices, Inc. *	344,803	122,229,215
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Allegro MicroSystems, Inc. (Japan) *	246,505	11,955,493
Amphenol Corp., Class A	362,401	53,370,795
Analog Devices, Inc.	147,002	59,133,025
Apple, Inc.	553,098	150,083,142
Applied Materials, Inc.	209,259	82,550,583
Broadcom, Inc.	377,023	157,380,711
CDW Corp.	82,602	11,309,040
Cirrus Logic, Inc. *	119,880	19,550,030
Everpure, Inc., Class A *	275,541	19,687,404
Flex Ltd. *	189,335	17,333,619
HP, Inc.	541,974	11,305,578
Jabil, Inc.	80,701	27,235,781
KLA Corp.	38,027	66,560,559
Lam Research Corp.	333,234	85,927,719
Lattice Semiconductor Corp. *	194,920	23,834,818
Marvell Technology, Inc.	241,284	39,848,053
Micron Technology, Inc.	232,780	120,384,505
Monolithic Power Systems, Inc.	23,565	38,043,572
NetApp, Inc.	182,141	20,175,759
NVIDIA Corp.	765,249	152,720,743
ON Semiconductor Corp. *	334,194	33,690,097
Qorvo, Inc. *	169,470	15,967,463
QUALCOMM, Inc.	327,914	58,886,796
Sandisk Corp. *	56,823	62,306,988
Skyworks Solutions, Inc.	291,002	20,419,610
Teradyne, Inc.	84,804	29,127,630
Texas Instruments, Inc.	225,864	63,485,853
Universal Display Corp.	81,772	7,121,523
Vertiv Holdings Co., Class A	57,569	18,910,841
Western Digital Corp.	128,999	56,052,645
		1,656,589,590
Telecommunications Equipment — 2.2%
Ciena Corp. *	77,821	41,056,803
Cisco Systems, Inc.	989,603	90,548,674
Motorola Solutions, Inc.	56,264	24,701,584
Ubiquiti, Inc.	5,673	5,741,133
		162,048,194
Telecommunications Service Providers — 0.3%
AT&T, Inc.	502,099	13,119,847
Iridium Communications, Inc.	313,733	12,257,548
		25,377,395
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Tobacco — 1.0%
Altria Group, Inc.	544,677	39,570,784
Philip Morris International, Inc.	198,891	32,830,937
		72,401,721
Travel & Leisure — 4.2%
Airbnb, Inc., Class A *	150,000	21,054,000
Booking Holdings, Inc.	204,720	34,466,659
Boyd Gaming Corp.	109,144	9,490,071
Darden Restaurants, Inc.	89,613	17,972,783
Domino's Pizza, Inc.	22,266	7,557,526
Expedia Group, Inc.	66,290	16,464,447
Hilton Worldwide Holdings, Inc.	87,408	28,326,311
Madison Square Garden Sports Corp. *	34,560	11,835,418
Marriott International, Inc., Class A	90,228	32,634,565
McDonald's Corp.	192,454	56,502,570
Starbucks Corp.	351,634	37,037,609
Texas Roadhouse, Inc.	56,308	9,065,025
Wyndham Hotels & Resorts, Inc.	78,775	6,410,709
Yum! Brands, Inc.	144,018	22,992,474
		311,810,167
Waste & Disposal Services — 0.9%
Clean Harbors, Inc. *	60,884	19,037,209
Republic Services, Inc., Class A	97,054	20,305,638
Waste Management, Inc.	135,011	31,396,808
		70,739,655
Total Common Stocks (Cost $6,627,864,359)		7,454,442,415
	NO. OF RIGHTS
Rights—0.0% ^
Medical Equipment & Services — 0.0% ^
Hologic, Inc., CVR ‡ * (Cost $—)	192,811	1,928
	SHARES
Short-Term Investments — 0.4%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $7,949,504)	7,949,504	7,949,504
INVESTMENTS	SHARES	VALUE ($)

Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $23,214,224)	23,214,224	23,214,224
Total Short-Term Investments (Cost $31,163,728)		31,163,728
Total Investments — 100.3% (Cost $6,659,028,087)		7,485,608,071
Liabilities in Excess of Other Assets — (0.3)%		(19,702,723)
NET ASSETS — 100.0%		7,465,905,348

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $22,943,091.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	125

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	21	06/18/2026	USD	7,600,950	691,167

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 1.2%
General Dynamics Corp.	7,224	2,487,223
Huntington Ingalls Industries, Inc.	3,919	1,427,653
L3Harris Technologies, Inc.	6,988	2,240,003
RTX Corp.	6,814	1,199,741
Textron, Inc.	13,052	1,252,470
		8,607,090
Automobiles & Parts — 1.6%
Aptiv plc *	14,921	899,140
BorgWarner, Inc.	29,765	1,695,712
Ford Motor Co.	190,101	2,296,420
General Motors Co.	36,150	2,779,573
Gentex Corp.	36,093	834,109
Genuine Parts Co.	10,269	1,101,145
Lear Corp.	8,338	1,060,010
LKQ Corp.	28,543	901,388
		11,567,497
Banks — 5.7%
Bank of America Corp.	71,897	3,843,614
Bank OZK	18,605	896,017
BOK Financial Corp.	5,006	669,753
Citigroup, Inc.	46,805	5,990,104
Citizens Financial Group, Inc.	32,123	2,089,601
Columbia Banking System, Inc.	42,559	1,259,746
Fifth Third Bancorp	46,486	2,359,629
First Hawaiian, Inc.	31,705	864,912
First Horizon Corp.	67,655	1,688,669
FNB Corp.	84,872	1,514,965
Huntington Bancshares, Inc.	98,300	1,647,508
KeyCorp	83,724	1,851,138
M&T Bank Corp.	9,055	1,979,695
PNC Financial Services Group, Inc. (The)	4,705	1,049,215
Popular, Inc. (Puerto Rico)	11,534	1,733,906
Prosperity Bancshares, Inc.	12,472	868,675
Regions Financial Corp.	63,472	1,812,126
Truist Financial Corp.	54,072	2,784,708
US Bancorp	54,589	3,093,013
Webster Financial Corp.	19,496	1,410,730
Western Alliance Bancorp	16,708	1,362,370
Zions Bancorp NA	21,533	1,365,623
		42,135,717
Beverages — 0.1%
Molson Coors Beverage Co., Class B	26,102	1,115,599
INVESTMENTS	SHARES	VALUE ($)

Chemicals — 1.0%
Celanese Corp., Class A	10,314	698,877
CF Industries Holdings, Inc.	9,522	1,182,632
Eastman Chemical Co.	13,493	986,203
FMC Corp.	36,369	559,355
Huntsman Corp.	64,610	928,446
LyondellBasell Industries NV, Class A	19,235	1,434,931
Mosaic Co. (The)	44,336	1,031,699
NewMarket Corp.	931	629,002
		7,451,145
Construction & Materials — 1.3%
A O Smith Corp.	21,362	1,321,026
Acuity, Inc.	3,918	1,135,319
Builders FirstSource, Inc. *	9,544	754,835
CRH plc	23,604	2,795,185
Fortune Brands Innovations, Inc.	31,994	1,297,037
Louisiana-Pacific Corp.	8,020	578,964
Mohawk Industries, Inc. *	7,717	814,606
Owens Corning	9,014	1,111,787
		9,808,759
Consumer Services — 0.6%
eBay, Inc.	22,204	2,297,670
H&R Block, Inc.	20,003	634,695
Service Corp. International	18,693	1,514,694
U-Haul Holding Co. *	4,768	244,884
		4,691,943
Electricity — 1.9%
Clearway Energy, Inc., Class C	36,484	1,472,494
Consolidated Edison, Inc.	19,181	2,138,490
Dominion Energy, Inc.	6,045	389,903
Edison International	26,389	1,833,772
Evergy, Inc.	20,779	1,721,332
Eversource Energy	11,254	795,658
Exelon Corp.	47,407	2,180,248
OGE Energy Corp.	32,218	1,572,238
Pinnacle West Capital Corp.	15,395	1,596,769
		13,700,904
Electronic & Electrical Equipment — 1.5%
Crane NXT Co.	23,954	1,070,265
Johnson Controls International plc	22,451	3,278,520
nVent Electric plc	12,326	1,761,385
Pentair plc	15,751	1,271,263
Sensata Technologies Holding plc	36,656	1,526,356
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	127

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Versigent plc *	4,973	173,906
WESCO International, Inc.	6,070	2,119,158
		11,200,853
Finance & Credit Services — 0.6%
Ally Financial, Inc.	36,029	1,599,328
MGIC Investment Corp.	47,338	1,253,510
OneMain Holdings, Inc.	22,474	1,320,797
		4,173,635
Food Producers — 2.0%
Archer-Daniels-Midland Co.	29,515	2,200,048
Bunge Global SA	14,166	1,800,074
Campbell's Co. (The) (a)	29,724	617,962
Conagra Brands, Inc.	59,581	854,987
Flowers Foods, Inc.	77,680	703,781
General Mills, Inc.	30,861	1,089,702
Hormel Foods Corp.	32,935	707,114
Ingredion, Inc.	9,005	1,006,219
J M Smucker Co. (The)	9,269	908,640
Kraft Heinz Co. (The)	60,794	1,377,592
Lamb Weston Holdings, Inc.	17,129	745,968
Pilgrim's Pride Corp.	16,554	547,937
Post Holdings, Inc. *	7,677	804,166
Tyson Foods, Inc., Class A	16,834	1,078,554
		14,442,744
Gas, Water & Multi-utilities — 0.6%
Duke Energy Corp.	6,177	800,230
MDU Resources Group, Inc.	69,475	1,565,272
National Fuel Gas Co.	8,280	698,667
UGI Corp.	39,345	1,419,961
		4,484,130
General Industrials — 1.7%
Amcor plc	40,602	1,544,500
Crown Holdings, Inc.	15,072	1,481,728
Dover Corp.	9,271	2,099,047
Dow, Inc.	28,978	1,173,319
DuPont de Nemours, Inc.	25,708	1,173,827
Graphic Packaging Holding Co.	52,602	501,297
Packaging Corp. of America	7,681	1,639,510
Silgan Holdings, Inc.	32,176	1,304,737
Sonoco Products Co.	27,301	1,363,958
		12,281,923
INVESTMENTS	SHARES	VALUE ($)

Health Care Providers — 2.2%
Centene Corp. *	23,352	1,253,769
Cigna Group (The)	9,723	2,825,309
Elevance Health, Inc.	7,882	2,966,943
Encompass Health Corp.	9,313	931,300
Humana, Inc.	4,555	1,076,984
Tenet Healthcare Corp. *	7,422	1,314,585
UnitedHealth Group, Inc.	12,195	4,518,004
Universal Health Services, Inc., Class B	7,146	1,202,457
		16,089,351
Household Goods & Home Construction — 1.1%
DR Horton, Inc.	12,004	1,846,936
Lennar Corp., Class A	12,437	1,123,061
Newell Brands, Inc.	71,767	292,809
NVR, Inc. *	139	877,906
PulteGroup, Inc.	12,869	1,574,651
Toll Brothers, Inc.	10,010	1,422,821
Whirlpool Corp. (a)	11,313	634,207
		7,772,391
Industrial Engineering — 1.7%
AGCO Corp.	12,127	1,467,609
Brunswick Corp.	15,308	1,216,221
CNH Industrial NV	138,644	1,484,877
Cummins, Inc.	5,268	3,534,881
Gates Industrial Corp. plc *	46,925	1,201,749
Snap-on, Inc.	4,649	1,782,427
Stanley Black & Decker, Inc.	12,343	964,729
Toro Co. (The)	8,199	780,299
		12,432,792
Industrial Metals & Mining — 0.8%
Alcoa Corp.	20,048	1,278,862
Nucor Corp.	12,561	2,829,868
Reliance, Inc.	4,783	1,733,837
		5,842,567
Industrial Support Services — 2.4%
Accenture plc, Class A	12,283	2,195,095
ADT, Inc.	216,540	1,630,546
Booz Allen Hamilton Holding Corp., Class A	4,524	351,831
Capital One Financial Corp.	14,642	2,801,015
Fidelity National Information Services, Inc.	9,350	435,056
Genpact Ltd.	35,566	1,235,919
Global Payments, Inc.	22,625	1,628,095
ManpowerGroup, Inc.	21,131	639,635
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
MSC Industrial Direct Co., Inc., Class A	14,698	1,503,164
Robert Half, Inc. (a)	56,568	1,505,274
Synchrony Financial	27,155	2,069,211
Western Union Co. (The) (a)	145,111	1,319,059
		17,313,900
Industrial Transportation — 1.9%
Allison Transmission Holdings, Inc.	13,320	1,789,542
FedEx Corp.	8,081	3,259,148
Oshkosh Corp.	9,988	1,561,124
PACCAR, Inc.	21,628	2,569,406
Ryder System, Inc.	7,606	1,930,175
Schneider National, Inc., Class B	21,350	663,772
United Parcel Service, Inc., Class B	21,927	2,385,658
		14,158,825
Investment Banking & Brokerage Services — 1.6%
Bank of New York Mellon Corp. (The)	5,176	695,499
Franklin Resources, Inc.	40,618	1,217,322
Invesco Ltd.	62,573	1,640,038
Janus Henderson Group plc	29,175	1,505,722
Jefferies Financial Group, Inc.	20,436	985,424
Principal Financial Group, Inc.	18,964	1,913,657
State Street Corp.	16,853	2,575,813
T. Rowe Price Group, Inc.	4,981	512,445
Voya Financial, Inc.	7,470	612,241
		11,658,161
Leisure Goods — 1.0%
Garmin Ltd.	8,464	2,125,649
Harley-Davidson, Inc. (a)	31,621	755,426
Hasbro, Inc.	12,935	1,239,690
Mattel, Inc. *	38,029	573,477
Pool Corp.	3,515	749,820
Thor Industries, Inc.	13,545	1,070,597
YETI Holdings, Inc. *	20,795	820,571
		7,335,230
Life Insurance — 0.5%
Lincoln National Corp.	22,954	867,891
Prudential Financial, Inc.	17,980	1,764,018
Unum Group	17,133	1,377,150
		4,009,059
Media — 1.9%
Fox Corp., Class A	21,903	1,390,622
New York Times Co. (The), Class A	13,270	1,048,728
INVESTMENTS	SHARES	VALUE ($)

Media — continued
News Corp., Class A	48,242	1,269,730
Nexstar Media Group, Inc.	6,017	1,252,378
Omnicom Group, Inc.	15,107	1,159,009
Sirius XM Holdings, Inc.	32,365	871,913
Versant Media Group, Inc.	3,065	123,182
Walt Disney Co. (The)	39,071	4,053,616
Warner Bros Discovery, Inc. *	94,478	2,555,630
		13,724,808
Medical Equipment & Services — 1.2%
Becton Dickinson & Co.	1,690	251,878
Henry Schein, Inc. *	6,605	492,667
Labcorp Holdings, Inc.	4,369	1,121,959
Medtronic plc	38,118	3,086,414
Quest Diagnostics, Inc.	8,995	1,746,829
Revvity, Inc. (a)	7,519	651,296
Teleflex, Inc.	2,298	284,745
Zimmer Biomet Holdings, Inc.	10,471	863,125
		8,498,913
Mortgage Real Estate Investment Trusts — 0.6%
AGNC Investment Corp.	85,652	943,885
Annaly Capital Management, Inc.	51,929	1,189,174
Rithm Capital Corp.	111,961	1,094,979
Starwood Property Trust, Inc.	52,100	956,556
		4,184,594
Non-life Insurance — 1.1%
American International Group, Inc.	12,881	963,499
Assured Guaranty Ltd.	14,265	1,168,304
Axis Capital Holdings Ltd.	13,097	1,315,070
Everest Group Ltd.	2,778	991,079
First American Financial Corp.	18,307	1,283,870
Old Republic International Corp.	35,382	1,413,511
Reinsurance Group of America, Inc.	2,864	605,621
		7,740,954
Non-Renewable Energy — 3.8%
APA Corp.	48,778	1,986,728
Chevron Corp.	29,346	5,672,875
Chord Energy Corp.	7,247	1,055,163
Coterra Energy, Inc.	54,887	1,970,992
Devon Energy Corp.	26,205	1,346,151
EOG Resources, Inc.	9,053	1,272,580
Expand Energy Corp.	10,457	1,068,183
HF Sinclair Corp.	27,134	1,823,676
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	129

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Kinder Morgan, Inc.	78,888	2,593,049
Matador Resources Co.	18,357	1,164,568
NOV, Inc.	34,294	701,655
Ovintiv, Inc.	30,235	1,860,964
Permian Resources Corp., Class A	86,114	1,861,785
Valero Energy Corp.	9,077	2,292,669
Viper Energy, Inc.	18,709	923,850
		27,594,888
Personal Care, Drug & Grocery Stores — 0.8%
Albertsons Cos., Inc., Class A	62,984	1,061,280
CVS Health Corp.	41,950	3,494,016
Kroger Co. (The)	23,523	1,601,211
		6,156,507
Personal Goods — 1.2%
Columbia Sportswear Co.	13,192	803,657
Crocs, Inc. *	8,694	886,614
Deckers Outdoor Corp. *	10,138	1,036,103
Estee Lauder Cos., Inc. (The), Class A	8,617	661,010
NIKE, Inc., Class B	33,424	1,482,689
PVH Corp.	14,848	1,357,701
Ralph Lauren Corp.	4,569	1,638,626
VF Corp.	58,501	1,107,424
		8,973,824
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.3%
Amgen, Inc.	7,088	2,454,220
Biogen, Inc. *	3,945	746,710
Bristol-Myers Squibb Co.	49,344	2,989,753
Gilead Sciences, Inc.	34,173	4,471,195
Johnson & Johnson	52,132	11,982,540
Merck & Co., Inc.	56,431	6,161,137
Organon & Co.	42,884	568,213
Perrigo Co. plc	32,841	388,837
Pfizer, Inc.	145,515	3,885,250
Royalty Pharma plc, Class A	27,118	1,358,341
United Therapeutics Corp. *	3,552	2,029,435
Viatris, Inc.	115,075	1,719,221
		38,754,852
Real Estate Investment Trusts — 2.1%
EPR Properties	23,440	1,308,186
Gaming and Leisure Properties, Inc.	17,472	846,693
Highwoods Properties, Inc.	38,731	941,551
Host Hotels & Resorts, Inc.	51,691	1,092,231
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Kilroy Realty Corp.	24,784	824,316
Kimco Realty Corp.	61,480	1,453,387
Medical Properties Trust, Inc. (a)	148,189	732,054
Millrose Properties, Inc., Class A	15,236	467,288
NNN REIT, Inc.	15,505	678,964
Omega Healthcare Investors, Inc.	34,131	1,603,133
Park Hotels & Resorts, Inc.	73,076	838,182
Simon Property Group, Inc.	13,162	2,681,231
VICI Properties, Inc., Class A	58,117	1,697,016
WP Carey, Inc.	5,655	412,419
		15,576,651
Retailers — 3.3%
AutoNation, Inc. *	5,829	1,237,963
Bath & Body Works, Inc.	42,301	822,331
Best Buy Co., Inc.	16,683	1,009,155
CarMax, Inc. *	19,725	775,390
Dick's Sporting Goods, Inc. (a)	5,865	1,330,886
Dillard's, Inc., Class A	1,547	880,583
Dollar General Corp.	9,362	1,084,869
Gap, Inc. (The)	56,980	1,401,138
Home Depot, Inc. (The)	13,913	4,574,594
Lithia Motors, Inc., Class A	4,226	1,226,047
Lowe's Cos., Inc.	7,853	1,875,218
Macy's, Inc.	63,777	1,246,840
Murphy USA, Inc.	1,802	1,059,576
Penske Automotive Group, Inc.	6,695	1,148,326
Tapestry, Inc.	5,044	731,582
Target Corp.	13,981	1,814,035
Williams-Sonoma, Inc.	9,380	1,699,750
		23,918,283
Software & Computer Services — 17.0%
Adobe, Inc. *	9,824	2,417,686
Akamai Technologies, Inc. *	16,324	1,681,045
Alphabet, Inc., Class A	42,467	16,341,302
Amdocs Ltd.	21,501	1,390,470
Bentley Systems, Inc., Class B (a)	19,848	647,442
CACI International, Inc., Class A *	2,570	1,335,218
CCC Intelligent Solutions Holdings, Inc. *	118,951	623,303
Clarivate plc * (a)	253,402	727,264
Cognizant Technology Solutions Corp., Class A	29,978	1,585,836
Concentrix Corp. (a)	39,321	936,626
Docusign, Inc., Class A *	19,150	880,708
Dolby Laboratories, Inc., Class A	22,118	1,418,649
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
DoorDash, Inc., Class A *	8,896	1,500,310
DoubleVerify Holdings, Inc. *	108,171	1,192,044
Dropbox, Inc., Class A *	41,830	1,016,051
DXC Technology Co. *	107,744	1,219,662
Dynatrace, Inc. *	22,540	816,173
EPAM Systems, Inc. *	10,336	1,176,030
F5, Inc. *	5,912	1,914,897
Fortinet, Inc. *	17,358	1,463,453
Gartner, Inc. *	6,167	915,738
Gen Digital, Inc.	70,679	1,363,398
Globant SA *	27,056	1,115,519
GoDaddy, Inc., Class A *	9,639	836,569
Hewlett Packard Enterprise Co.	81,567	2,346,683
IAC, Inc. *	27,781	1,237,921
International Business Machines Corp.	23,751	5,486,006
Intuit, Inc.	7,967	3,095,179
KBR, Inc.	36,295	1,360,700
Kyndryl Holdings, Inc. *	80,669	1,114,846
Leidos Holdings, Inc.	10,230	1,526,521
Maplebear, Inc. *	32,184	1,362,992
Match Group, Inc.	49,036	1,834,927
Meta Platforms, Inc., Class A	18,415	11,268,323
Microsoft Corp.	29,036	11,840,300
nCino, Inc. * (a)	42,210	737,831
Nutanix, Inc., Class A *	17,481	714,798
Okta, Inc. *	14,196	1,045,535
Oracle Corp.	35,130	5,669,631
Parsons Corp. *	20,772	1,047,117
Paycom Software, Inc.	10,785	1,367,107
Pegasystems, Inc.	20,528	750,298
Pinterest, Inc., Class A *	51,098	1,004,587
PTC, Inc. *	6,334	863,324
RingCentral, Inc., Class A	20,206	812,685
Roper Technologies, Inc.	5,807	2,060,382
Salesforce, Inc.	24,887	4,393,302
Science Applications International Corp.	15,108	1,462,001
SS&C Technologies Holdings, Inc.	21,983	1,523,422
Synopsys, Inc. *	5,015	2,420,239
Teradata Corp. *	45,604	1,201,665
Toast, Inc., Class A *	26,523	756,436
Twilio, Inc., Class A *	12,288	1,819,361
Tyler Technologies, Inc. *	2,588	882,870
UiPath, Inc., Class A *	64,306	662,352
Unity Software, Inc. *	39,978	1,056,219
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
VeriSign, Inc.	4,333	1,164,104
Workday, Inc., Class A *	8,314	1,017,634
Zoom Communications, Inc., Class A *	22,727	2,207,928
ZoomInfo Technologies, Inc. *	211,253	1,320,331
		124,950,950
Technology Hardware & Equipment — 23.5%
Advanced Micro Devices, Inc. *	9,814	3,478,965
Amkor Technology, Inc.	35,233	2,457,502
Amphenol Corp., Class A	34,552	5,088,473
Analog Devices, Inc.	14,008	5,634,858
Apple, Inc.	48,085	13,047,865
Applied Materials, Inc.	19,967	7,876,782
Arrow Electronics, Inc. *	10,794	2,027,437
Avnet, Inc.	24,115	1,989,729
Broadcom, Inc.	32,370	13,512,209
CDW Corp.	13,529	1,852,255
Cirrus Logic, Inc. *	11,515	1,877,866
Corning, Inc.	26,512	4,354,331
Dell Technologies, Inc., Class C	15,544	3,247,919
Entegris, Inc.	15,139	2,140,352
Flex Ltd. *	29,167	2,670,239
GLOBALFOUNDRIES, Inc. *	26,077	1,684,574
HP, Inc.	87,668	1,828,754
Intel Corp. *	119,154	11,257,670
IPG Photonics Corp. *	3,494	415,506
Jabil, Inc.	7,737	2,611,160
KLA Corp.	3,633	6,359,021
Lam Research Corp.	31,788	8,196,854
Marvell Technology, Inc.	23,105	3,815,791
Microchip Technology, Inc.	25,077	2,329,904
Micron Technology, Inc.	25,866	13,376,860
Monolithic Power Systems, Inc.	164	264,763
NetApp, Inc.	17,294	1,915,656
NVIDIA Corp.	62,445	12,462,149
ON Semiconductor Corp. *	31,732	3,198,903
Onto Innovation, Inc. *	8,557	2,524,828
Qnity Electronics, Inc.	16,527	2,324,688
Qorvo, Inc. *	19,078	1,797,529
QUALCOMM, Inc.	31,332	5,626,601
Skyworks Solutions, Inc.	27,631	1,938,867
Super Micro Computer, Inc. *	41,317	1,132,086
TD SYNNEX Corp.	10,268	2,342,952
Texas Instruments, Inc.	24,407	6,860,320
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	131

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Universal Display Corp.	14,807	1,289,542
Western Digital Corp.	12,282	5,336,775
		172,148,535
Telecommunications Equipment — 0.8%
Cisco Systems, Inc.	60,267	5,514,430
Telecommunications Service Providers — 1.2%
AT&T, Inc.	172,488	4,507,112
Comcast Corp., Class A	87,681	2,370,894
Millicom International Cellular SA (Guatemala)	9,381	796,259
Verizon Communications, Inc.	28,213	1,355,070
		9,029,335
Tobacco — 0.5%
Altria Group, Inc.	54,109	3,931,019
Travel & Leisure — 2.5%
Aramark	22,448	1,025,649
Boyd Gaming Corp.	16,729	1,454,587
Carnival Corp.	55,217	1,463,803
Churchill Downs, Inc.	7,849	792,670
Darden Restaurants, Inc.	7,934	1,591,243
Delta Air Lines, Inc.	32,217	2,190,434
Expedia Group, Inc.	4,701	1,167,587
MGM Resorts International *	35,594	1,386,030
Restaurant Brands International, Inc. (Canada) (a)	13,947	1,125,244
Travel + Leisure Co.	19,983	1,292,101
United Airlines Holdings, Inc. *	20,200	1,818,000
Vail Resorts, Inc. (a)	4,992	634,883
Wendy's Co. (The) (a)	82,437	573,761
Wyndham Hotels & Resorts, Inc.	11,095	902,911
Wynn Resorts Ltd.	10,544	1,129,368
		18,548,271
Total Common Stocks (Cost $635,283,400)		731,521,029
Short-Term Investments — 1.3%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $840,410)	840,410	840,410
INVESTMENTS	SHARES	VALUE ($)

Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $8,697,795)	8,697,795	8,697,795
Total Short-Term Investments (Cost $9,538,205)		9,538,205
Total Investments — 101.1% (Cost $644,821,605)		741,059,234
Liabilities in Excess of Other Assets — (1.1)%		(8,100,608)
NET ASSETS — 100.0%		732,958,626

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $8,537,208.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Futures contracts outstanding as of April 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	3	06/18/2026	USD	1,085,850	75,406

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	133

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
ASSETS:
Investments in non-affiliates, at value	$10,636,623,913	$6,340,840,996	$825,662,930	$8,897,059,492
Investments in affiliates, at value	—	—	9,817,427	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	301,233,931	24,416,683	1,770,536	369,903,614
Cash	10,000	12,322	1,108,690	330,404
Foreign currency, at value	49,674,262	39,183,145	227,510	86,810,822
Deposits at broker for futures contracts	3,880,340	3,151,881	441,125	4,870,565
Receivables:
Investment securities sold	—	—	—	109,846
Dividends from non-affiliates	20,569,429	10,685,289	804,142	22,564,907
Dividends from affiliates	—	—	25,878	—
Tax reclaims	—	99,678	61,093	21,474,436
Securities lending income (See Note 2.C.)	478,441	2,800	6,074	259,747
Variation margin on futures contracts	505,352	151,271	—	3,327,926
Total Assets	11,012,975,668	6,418,544,065	839,925,405	9,406,711,759
LIABILITIES:
Payables:
Investment securities purchased	—	—	—	59,972,334
Collateral received on securities loaned (See Note 2.C.)	301,233,931	24,416,683	1,770,536	369,903,614
Variation margin on futures contracts	—	—	137,786	—
Accrued liabilities:
Management fees (See Note 3.A.)	1,646,220	1,017,876	98,324	715,311
Deferred foreign capital gains tax	—	—	3,351,671	—
Total Liabilities	302,880,151	25,434,559	5,358,317	430,591,259
Net Assets	$10,710,095,517	$6,393,109,506	$834,567,088	$8,976,120,500
NET ASSETS:
Paid-in-Capital	$6,552,400,528	$5,632,051,072	$532,231,001	$8,223,658,481
Total distributable earnings (loss)	4,157,694,989	761,058,434	302,336,087	752,462,019
Total Net Assets	$10,710,095,517	$6,393,109,506	$834,567,088	$8,976,120,500
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	106,548,911	103,148,641	11,400,000	117,249,596
Net asset value, per share	$100.52	$61.98	$73.21	$76.56
Cost of investments in non-affiliates	$6,506,414,348	$5,026,384,826	$524,290,317	$7,700,825,988
Cost of investments in affiliates	—	—	9,817,427	—
Cost of foreign currency	47,489,493	37,849,091	227,632	85,632,455
Investment securities on loan, at value (See Note 2.C.)	293,342,646	23,512,840	1,719,759	357,374,096
Cost of investment of cash collateral (See Note 2.C.)	301,233,931	24,416,683	1,770,536	369,903,614
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$6,270,542,753	$16,411,965,498	$7,699,607,277	$2,008,261,571
Investments in affiliates, at value	19,251,142	—	144,319,721	19,526,914
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	101,417,603	11,664,247	2,052,158	81,413,472
Cash	3,227,203	129,898	1,652	474
Foreign currency, at value	2,110,148	44,643,853	—	—
Deposits at broker for futures contracts	1,975,975	11,806,787	2,724,000	1,444,000
Receivables:
Fund shares sold	—	—	63,979	—
Dividends from non-affiliates	23,723,036	122,608,385	3,088,143	540,905
Dividends from affiliates	92,528	—	97,660	52,330
Tax reclaims	9,917,828	—	—	—
Securities lending income (See Note 2.C.)	96,009	31,923	399	26,426
Variation margin on futures contracts	402,068	—	397,565	352,663
Other assets	—	7,713,798	—	—
Total Assets	6,432,756,293	16,610,564,389	7,852,352,554	2,111,618,755
LIABILITIES:
Payables:
Investment securities purchased	—	2,015,054	21,370	—
Collateral received on securities loaned (See Note 2.C.)	101,417,603	11,664,247	2,052,158	81,413,472
Variation margin on futures contracts	—	2,441,879	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	351,780	2,502,556	118,922	111,304
Total Liabilities	101,769,383	18,623,736	2,192,450	81,524,776
Net Assets	$6,330,986,910	$16,591,940,653	$7,850,160,104	$2,030,093,979
NET ASSETS:
Paid-in-Capital	$4,656,953,486	$13,376,637,762	$5,837,444,873	$1,952,611,075
Total distributable earnings (loss)	1,674,033,424	3,215,302,891	2,012,715,231	77,482,904
Total Net Assets	$6,330,986,910	$16,591,940,653	$7,850,160,104	$2,030,093,979
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	82,000,000	228,097,548	60,600,000	17,150,000
Net asset value, per share	$77.21	$72.74	$129.54	$118.37
Cost of investments in non-affiliates	$4,473,236,328	$12,128,744,407	$5,659,931,252	$1,635,310,470
Cost of investments in affiliates	19,251,142	—	107,449,027	19,526,914
Cost of foreign currency	2,107,196	43,888,669	—	—
Investment securities on loan, at value (See Note 2.C.)	98,136,392	11,320,082	2,081,464	82,932,924
Cost of investment of cash collateral (See Note 2.C.)	101,417,603	11,664,247	2,052,158	81,413,472
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	135

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited) (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF
ASSETS:
Investments in non-affiliates, at value	$725,028,118	$389,166,075	$359,610,974	$440,948,934
Investments in affiliates, at value	6,071,165	—	—	869,325
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	37,240,996	44,202	8,587,242	4,774,626
Cash	—	469,631	490,022	—
Foreign currency, at value	—	164,260	—	—
Deposits at broker for futures contracts	552,000	192,000	232,180	223,000
Receivables:
Dividends from non-affiliates	144,705	1,121,308	1,886,107	373,684
Dividends from affiliates	10,283	1,459	978	2,233
Tax reclaims	—	4,047	555,658	1,504
Securities lending income (See Note 2.C.)	21,572	249	4,167	726
Variation margin on futures contracts	143,041	—	54,969	7,100
Total Assets	769,211,880	391,163,231	371,422,297	447,201,132
LIABILITIES:
Payables:
Due to custodian	341	—	—	99
Foreign currency due to custodian, at value	—	—	30,199	—
Collateral received on securities loaned (See Note 2.C.)	37,240,996	44,202	8,587,242	4,774,626
Variation margin on futures contracts	—	3,243	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	51,394	141,105	110,191	63,930
Deferred foreign capital gains tax	—	1,039,133	—	—
Total Liabilities	37,292,731	1,227,683	8,727,632	4,838,655
Net Assets	$731,919,149	$389,935,548	$362,694,665	$442,362,477
NET ASSETS:
Paid-in-Capital	$790,346,552	$337,361,272	$432,337,378	$372,127,451
Total distributable earnings (loss)	(58,427,403)	52,574,276	(69,642,713)	70,235,026
Total Net Assets	$731,919,149	$389,935,548	$362,694,665	$442,362,477
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	8,750,000	6,000,000	4,900,000	3,225,000
Net asset value, per share	$83.65	$64.99	$74.02	$137.17
Cost of investments in non-affiliates	$602,536,010	$298,310,981	$276,448,225	$343,189,228
Cost of investments in affiliates	6,071,165	—	—	869,325
Cost of foreign currency	—	164,469	—	—
Investment securities on loan, at value (See Note 2.C.)	37,684,291	41,996	8,304,454	4,782,508
Cost of investment of cash collateral (See Note 2.C.)	37,240,996	44,202	8,587,242	4,774,626
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF
ASSETS:
Investments in non-affiliates, at value	$438,741,573	$584,658,033	$2,179,619,837	$7,454,444,343
Investments in affiliates, at value	814,094	3,069,403	3,364,757	7,949,504
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	6,406,510	21,066,194	9,124,740	23,214,224
Deposits at broker for futures contracts	217,300	255,000	346,140	707,400
Receivables:
Fund shares sold	25,990	—	49,297	24,160
Dividends from non-affiliates	257,268	238,716	708,407	3,390,628
Dividends from affiliates	2,545	2,389	7,423	24,759
Tax reclaims	7,564	15,922	—	—
Securities lending income (See Note 2.C.)	958	10,356	966	569
Variation margin on futures contracts	12,213	49,977	34,635	74,622
Total Assets	446,486,015	609,365,990	2,193,256,202	7,489,830,209
LIABILITIES:
Payables:
Due to custodian	52	100	96	97
Investment securities purchased	13,089	1,236,480	38,774	—
Collateral received on securities loaned (See Note 2.C.)	6,406,510	21,066,194	9,124,740	23,214,224
Accrued liabilities:
Management fees (See Note 3.A.)	83,224	134,420	204,533	710,540
Total Liabilities	6,502,875	22,437,194	9,368,143	23,924,861
Net Assets	$439,983,140	$586,928,796	$2,183,888,059	$7,465,905,348
NET ASSETS:
Paid-in-Capital	$396,279,318	$525,821,449	$1,856,460,810	$6,570,220,090
Total distributable earnings (loss)	43,703,822	61,107,347	327,427,249	895,685,258
Total Net Assets	$439,983,140	$586,928,796	$2,183,888,059	$7,465,905,348
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	3,625,000	10,200,000	28,675,000	112,550,000
Net asset value, per share	$121.37	$57.54	$76.16	$66.33
Cost of investments in non-affiliates	$366,497,208	$472,742,222	$1,780,173,705	$6,627,864,359
Cost of investments in affiliates	814,094	3,069,403	3,364,757	7,949,504
Investment securities on loan, at value (See Note 2.C.)	6,457,997	21,185,093	9,256,659	22,943,091
Cost of investment of cash collateral (See Note 2.C.)	6,406,510	21,066,194	9,124,740	23,214,224
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	137

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited) (continued)

JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$731,521,029
Investments in affiliates, at value	840,410
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	8,697,795
Cash	4,236
Deposits at broker for futures contracts	248,800
Receivables:
Dividends from non-affiliates	394,084
Dividends from affiliates	3,175
Tax reclaims	3,810
Securities lending income (See Note 2.C.)	1,221
Variation margin on futures contracts	10,650
Total Assets	741,725,210
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	8,697,795
Accrued liabilities:
Management fees (See Note 3.A.)	68,789
Total Liabilities	8,766,584
Net Assets	$732,958,626
NET ASSETS:
Paid-in-Capital	$683,698,770
Total distributable earnings (loss)	49,259,856
Total Net Assets	$732,958,626
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	13,600,000
Net asset value, per share	$53.89
Cost of investments in non-affiliates	$635,283,400
Cost of investments in affiliates	840,410
Investment securities on loan, at value (See Note 2.C.)	8,537,208
Cost of investment of cash collateral (See Note 2.C.)	8,697,795
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	April 30, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$37,311	$50,646	$6,976	$69,299
Interest income from affiliates	4,576	67,495	5,671	57,779
Dividend income from non-affiliates	114,394,487	103,084,011	7,118,365	147,838,285
Dividend income from affiliates	—	—	185,702	—
Income from securities lending (net) (See Note 2.C.)	3,050,879	28,138	15,310	719,330
Foreign taxes withheld (net)	(16,183,497)	(731,416)	(760,911)	(15,498,296)
Foreign withholding tax reclaims (See Note 2.I.)	—	—	—	7,482,412
Total investment income	101,303,756	102,498,874	6,571,113	140,668,809
EXPENSES:
Management fees (See Note 3.A.)	9,216,413	5,611,399	557,566	3,902,432
Interest expense to non-affiliates	—	2,864	450	3,766
Interest expense to affiliates	633	—	54	688
Total expenses	9,217,046	5,614,263	558,070	3,906,886
Net investment income (loss)	92,086,710	96,884,611	6,013,043	136,761,923
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(9,443,789)	(29,352,995)	11,761,429 (a)	(26,475,819)
In-kind redemptions of investments in non-affiliates (See Note 4)	252,200,981	—	2,443,814	26,020,172
Futures contracts	3,988,942	(2,667,028)	538,643	(1,723,403)
Foreign currency transactions	822,544	1,946,031	(213,328)	(174,523)
Net realized gain (loss)	247,568,678	(30,073,992)	14,530,558	(2,353,573)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,147,889,892	630,325,164	94,941,314 (b)	723,021,120
Futures contracts	1,347,198	700,090	171,857	560,239
Foreign currency translations	1,739,572	1,401,408	7,713	1,231,372
Change in net unrealized appreciation/depreciation	1,150,976,662	632,426,662	95,120,884	724,812,731
Net realized/unrealized gains (losses)	1,398,545,340	602,352,670	109,651,442	722,459,158
Change in net assets resulting from operations	$1,490,632,050	$699,237,281	$115,664,485	$859,221,081

(a)
Net of foreign capital gains tax of $(393,051).
(b)
Net of change in foreign capital gains tax of $1,682,722.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	139

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited) (continued)

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$60,214	$12,240	$41,187	$23,777
Interest income from affiliates	3,129	791	1	12
Dividend income from non-affiliates	93,376,223	161,588,287	38,885,117	12,039,944
Dividend income from affiliates	623,169	—	1,577,604	325,348
Income from securities lending (net) (See Note 2.C.)	260,268	236,498	4,837	152,965
Foreign taxes withheld (net)	(8,764,239)	(16,158,269)	—	—
Total investment income	85,558,764	145,679,547	40,508,746	12,542,046
EXPENSES:
Management fees (See Note 3.A.)	2,102,544	14,231,005	668,181	669,396
Interest expense to non-affiliates	5	—	3,133	1,743
Interest expense to affiliates	1,266	1,311	176	2,545
Total expenses	2,103,815	14,232,316	671,490	673,684
Net investment income (loss)	83,454,949	131,447,231	39,837,256	11,868,362
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(15,852,463)	(116,506,159)	(25,378,746)	(56,555,223)
Investments in affiliates	—	—	(243,138)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	131,885,590	246,061,384	30,241,526	210,580,661
In-kind redemptions of investments in affiliates (See Note 4)	—	—	520,657	—
Futures contracts	2,347,459	23,725,576	(890,108)	810,117
Foreign currency transactions	(543,745)	(3,622,158)	—	—
Net realized gain (loss)	117,836,841	149,658,643	4,250,191	154,835,555
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	434,478,728	1,259,443,996	361,875,461	86,287,064
Investments in affiliates	—	—	523,341	—
Futures contracts	2,263,061	(2,645,924)	2,218,812	1,644,248
Foreign currency translations	953,531	8,593,678	—	—
Change in net unrealized appreciation/depreciation	437,695,320	1,265,391,750	364,617,614	87,931,312
Net realized/unrealized gains (losses)	555,532,161	1,415,050,393	368,867,805	242,766,867
Change in net assets resulting from operations	$638,987,110	$1,546,497,624	$408,705,061	$254,635,229
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$10,657	$3,328	$4,321	$1,871
Interest income from affiliates	20	—	889	1
Dividend income from non-affiliates	3,572,619	7,357,822	5,757,155	4,906,396
Dividend income from affiliates	111,518	10,636	6,879	15,874
Income from securities lending (net) (See Note 2.C.)	116,236	1,066	13,667	3,609
Foreign taxes withheld (net)	—	(657,327)	(460,172)	—
Total investment income	3,811,050	6,715,525	5,322,739	4,927,751
EXPENSES:
Management fees (See Note 3.A.)	282,861	836,057	673,435	361,678
Interest expense to non-affiliates	559	—	—	—
Interest expense to affiliates	637	2,337	280	—
Total expenses	284,057	838,394	673,715	361,678
Net investment income (loss)	3,526,993	5,877,131	4,649,024	4,566,073
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(7,200,843)	4,512,350 (a)	9,831,943	851,124
Investments in affiliates	—	—	(46)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	44,005,745	1,845,636	9,670,204	14,566,667
Futures contracts	(156,444)	122,656	60,650	8,517
Foreign currency transactions	—	19,772	(59,909)	—
Net realized gain (loss)	36,648,458	6,500,414	19,502,842	15,426,308
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	35,437,713	28,373,451 (b)	18,957,722	33,257,871
Investments in affiliates	—	—	24	—
Futures contracts	278,687	51,107	95,047	60,461
Foreign currency translations	—	21,080	76,871	—
Change in net unrealized appreciation/depreciation	35,716,400	28,445,638	19,129,664	33,318,332
Net realized/unrealized gains (losses)	72,364,858	34,946,052	38,632,506	48,744,640
Change in net assets resulting from operations	$75,891,851	$40,823,183	$43,281,530	$53,310,713

(a)
Net of foreign capital gains tax of $(56,251).
(b)
Net of change in foreign capital gains tax of $176,321.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	141

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited) (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1,589	$4,535	$5,862	$13,071
Interest income from affiliates	5	57	—	7
Dividend income from non-affiliates	4,335,012	4,217,209	9,287,036	50,191,579
Dividend income from affiliates	15,645	27,147	50,965	182,620
Income from securities lending (net) (See Note 2.C.)	5,440	122,909	7,122	13,140
Total investment income	4,357,691	4,371,857	9,350,985	50,400,417
EXPENSES:
Management fees (See Note 3.A.)	473,271	766,869	1,118,039	4,381,730
Interest expense to affiliates	87	121	—	3,034
Total expenses	473,358	766,990	1,118,039	4,384,764
Net investment income (loss)	3,884,333	3,604,867	8,232,946	46,015,653
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(5,311,456)	5,789,881	(72,739,892)	(183,457,971)
In-kind redemptions of investments in non-affiliates (See Note 4)	15,002,107	4,207,896	133,379,185	480,245,315
Futures contracts	1,874	120,964	37,529	(53,922)
Net realized gain (loss)	9,692,525	10,118,741	60,676,822	296,733,422
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	42,917,746	70,815,975	147,193,430	122,564,461
Futures contracts	67,212	77,064	224,456	531,158
Change in net unrealized appreciation/depreciation	42,984,958	70,893,039	147,417,886	123,095,619
Net realized/unrealized gains (losses)	52,677,483	81,011,780	208,094,708	419,829,041
Change in net assets resulting from operations	$56,561,816	$84,616,647	$216,327,654	$465,844,694
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	April 30, 2026

JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$2,250
Interest income from affiliates	4
Dividend income from non-affiliates	6,388,129
Dividend income from affiliates	19,216
Income from securities lending (net) (See Note 2.C.)	8,672
Total investment income	6,418,271
EXPENSES:
Management fees (See Note 3.A.)	382,313
Total expenses	382,313
Net investment income (loss)	6,035,958
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,051,702)
In-kind redemptions of investments in non-affiliates (See Note 4)	30,314,821
Futures contracts	12,128
Net realized gain (loss)	27,275,247
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	44,546,290
Futures contracts	63,808
Change in net unrealized appreciation/depreciation	44,610,098
Net realized/unrealized gains (losses)	71,885,345
Change in net assets resulting from operations	$77,921,303
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	143

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$92,086,710	$173,982,234	$96,884,611	$187,248,670
Net realized gain (loss)	247,568,678	315,857,078	(30,073,992)	(87,739,282)
Change in net unrealized appreciation/depreciation	1,150,976,662	1,359,913,545	632,426,662	600,560,306
Change in net assets resulting from operations	1,490,632,050	1,849,752,857	699,237,281	700,069,694
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(91,726,027)	(170,592,188)	(104,126,769)	(192,013,206)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	443,906,599	10,448,095	317,022,262	322,918,485
NET ASSETS:
Change in net assets	1,842,812,622	1,689,608,764	912,132,774	830,974,973
Beginning of period	8,867,282,895	7,177,674,131	5,480,976,732	4,650,001,759
End of period	$10,710,095,517	$8,867,282,895	$6,393,109,506	$5,480,976,732
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$831,614,667	$742,021,227	$317,127,472	$377,270,967
Cost of shares redeemed	(387,708,068)	(731,573,132)	(105,210)	(54,352,482)
Total change in net assets resulting from capital transactions	$443,906,599	$10,448,095	$317,022,262	$322,918,485
SHARE TRANSACTIONS:
Issued	8,900,000	9,900,000	5,400,000	7,250,000
Redeemed	(4,200,000)	(9,500,000)	—	(1,050,000)
Net increase in shares from share transactions	4,700,000	400,000	5,400,000	6,200,000
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan BetaBuilders Emerging Markets Equity ETF		JPMorgan BetaBuilders Europe ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,013,043	$21,868,917	$136,761,923	$127,445,186
Net realized gain (loss)	14,530,558	70,496,203	(2,353,573)	361,253,830
Change in net unrealized appreciation/depreciation	95,120,884	138,087,526	724,812,731	337,029,564
Change in net assets resulting from operations	115,664,485	230,452,646	859,221,081	825,728,580
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(29,141,334)	(25,909,884)	(90,540,168)	(157,548,374)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,810,098)	(65,624,108)	650,627	861,782,343
NET ASSETS:
Change in net assets	84,713,053	138,918,654	769,331,540	1,529,962,549
Beginning of period	749,854,035	610,935,381	8,206,788,960	6,676,826,411
End of period	$834,567,088	$749,854,035	$8,976,120,500	$8,206,788,960
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$39,714,991	$326,721,343	$76,965,750	$4,362,520,371
Cost of shares redeemed	(41,525,089)	(392,345,451)	(76,315,123)	(3,500,738,028)
Total change in net assets resulting from capital transactions	$(1,810,098)	$(65,624,108)	$650,627	$861,782,343
SHARE TRANSACTIONS:
Issued	600,000	6,200,000	1,100,000	62,500,000
Redeemed	(600,000)	(6,200,000)	(1,000,000)	(58,700,000)
Net increase in shares from share transactions	—	—	100,000	3,800,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	145

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders International Equity ETF		JPMorgan BetaBuilders Japan ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$83,454,949	$148,385,126	$131,447,231	$252,006,755
Net realized gain (loss)	117,836,841	170,070,013	149,658,643	321,228,666
Change in net unrealized appreciation/depreciation	437,695,320	814,311,435	1,265,391,750	2,500,681,052
Change in net assets resulting from operations	638,987,110	1,132,766,574	1,546,497,624	3,073,916,473
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(133,165,050)	(168,145,950)	(755,850,364)	(307,085,705)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(63,499,766)	156,026,452	1,066,725,783	192,814,357
NET ASSETS:
Change in net assets	442,322,294	1,120,647,076	1,857,373,043	2,959,645,125
Beginning of period	5,888,664,616	4,768,017,540	14,734,567,610	11,774,922,485
End of period	$6,330,986,910	$5,888,664,616	$16,591,940,653	$14,734,567,610
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$222,923,812	$703,054,464	$1,681,014,612	$1,835,821,001
Cost of shares redeemed	(286,423,578)	(547,028,012)	(614,288,829)	(1,643,006,644)
Total change in net assets resulting from capital transactions	$(63,499,766)	$156,026,452	$1,066,725,783	$192,814,357
SHARE TRANSACTIONS:
Issued	3,000,000	11,000,000	23,400,000	31,200,000
Redeemed	(3,800,000)	(8,400,000)	(9,000,000)	(27,500,000)
Net increase (decrease) in shares from share transactions	(800,000)	2,600,000	14,400,000	3,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan BetaBuilders U.S. Equity ETF		JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,837,256	$58,448,902	$11,868,362	$24,780,132
Net realized gain (loss)	4,250,191	60,433,712	154,835,555	156,184,057
Change in net unrealized appreciation/depreciation	364,617,614	879,810,408	87,931,312	48,425,680
Change in net assets resulting from operations	408,705,061	998,693,022	254,635,229	229,389,869
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(38,302,400)	(57,522,854)	(13,037,604)	(26,113,324)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,282,829,256	1,241,505,298	(203,293,263)	25,263,269
NET ASSETS:
Change in net assets	1,653,231,917	2,182,675,466	38,304,362	228,539,814
Beginning of period	6,196,928,187	4,014,252,721	1,991,789,617	1,763,249,803
End of period	$7,850,160,104	$6,196,928,187	$2,030,093,979	$1,991,789,617
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,343,822,455	$1,444,320,067	$343,464,126	$695,502,550
Cost of shares redeemed	(60,993,199)	(202,814,769)	(546,757,389)	(670,239,281)
Total change in net assets resulting from capital transactions	$1,282,829,256	$1,241,505,298	$(203,293,263)	$25,263,269
SHARE TRANSACTIONS:
Issued	10,950,000	13,050,000	3,150,000	7,200,000
Redeemed	(500,000)	(1,950,000)	(5,025,000)	(6,875,000)
Net increase (decrease) in shares from share transactions	10,450,000	11,100,000	(1,875,000)	325,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	147

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF		JPMorgan Diversified Return Emerging Markets Equity ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,526,993	$6,707,706	$5,877,131	$13,557,145
Net realized gain (loss)	36,648,458	26,872,228	6,500,414	5,706,299
Change in net unrealized appreciation/depreciation	35,716,400	51,642,993	28,445,638	31,966,728
Change in net assets resulting from operations	75,891,851	85,222,927	40,823,183	51,230,172
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,946,180)	(6,710,455)	(7,929,792)	(16,814,520)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	66,046,983	3,987,186	(248,118)	454,708
NET ASSETS:
Change in net assets	137,992,654	82,499,658	32,645,273	34,870,360
Beginning of period	593,926,495	511,426,837	357,290,275	322,419,915
End of period	$731,919,149	$593,926,495	$389,935,548	$357,290,275
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$151,627,349	$173,569,137	$12,162,096	$11,917,590
Cost of shares redeemed	(85,580,366)	(169,581,951)	(12,410,214)	(11,462,882)
Total change in net assets resulting from capital transactions	$66,046,983	$3,987,186	$(248,118)	$454,708
SHARE TRANSACTIONS:
Issued	1,975,000	2,650,000	200,000	200,000
Redeemed	(1,125,000)	(2,450,000)	(200,000)	(200,000)
Net increase in shares from share transactions	850,000	200,000	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan Diversified Return International Equity ETF		JPMorgan Diversified Return U.S. Equity ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,649,024	$10,711,019	$4,566,073	$9,082,202
Net realized gain (loss)	19,502,842	7,705,800	15,426,308	30,078,604
Change in net unrealized appreciation/depreciation	19,129,664	53,790,107	33,318,332	(20,413,386)
Change in net assets resulting from operations	43,281,530	72,206,926	53,310,713	18,747,420
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(9,208,871)	(14,109,596)	(4,522,489)	(9,344,708)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(35,666,994)	(33,208,315)	7,820,466	(60,469,600)
NET ASSETS:
Change in net assets	(1,594,335)	24,889,015	56,608,690	(51,066,888)
Beginning of period	364,289,000	339,399,985	385,753,787	436,820,675
End of period	$362,694,665	$364,289,000	$442,362,477	$385,753,787
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$52,246	$8,319	$39,597,896	$24,009,911
Cost of shares redeemed	(35,719,240)	(33,216,634)	(31,777,430)	(84,479,511)
Total change in net assets resulting from capital transactions	$(35,666,994)	$(33,208,315)	$7,820,466	$(60,469,600)
SHARE TRANSACTIONS:
Issued	—	—	300,000	200,000
Redeemed	(500,000)	(600,000)	(250,000)	(750,000)
Net increase (decrease) in shares from share transactions	(500,000)	(600,000)	50,000	(550,000)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	149

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF		JPMorgan Diversified Return U.S. Small Cap Equity ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,884,333	$7,697,971	$3,604,867	$7,770,617
Net realized gain (loss)	9,692,525	34,579,760	10,118,741	22,525,441
Change in net unrealized appreciation/depreciation	42,984,958	(29,162,407)	70,893,039	1,970,785
Change in net assets resulting from operations	56,561,816	13,115,324	84,616,647	32,266,843
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,951,667)	(7,853,116)	(4,117,719)	(8,314,796)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	20,591,994	(46,172,311)	1,730,626	(17,058,103)
NET ASSETS:
Change in net assets	73,202,143	(40,910,103)	82,229,554	6,893,944
Beginning of period	366,780,997	407,691,100	504,699,242	497,805,298
End of period	$439,983,140	$366,780,997	$586,928,796	$504,699,242
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$57,506,543	$93,306,066	$16,039,328	$92,912,108
Cost of shares redeemed	(36,914,549)	(139,478,377)	(14,308,702)	(109,970,211)
Total change in net assets resulting from capital transactions	$20,591,994	$(46,172,311)	$1,730,626	$(17,058,103)
SHARE TRANSACTIONS:
Issued	500,000	900,000	300,000	1,950,000
Redeemed	(325,000)	(1,400,000)	(275,000)	(2,425,000)
Net increase (decrease) in shares from share transactions	175,000	(500,000)	25,000	(475,000)
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan U.S. Momentum Factor ETF		JPMorgan U.S. Quality Factor ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,232,946	$13,564,266	$46,015,653	$77,797,499
Net realized gain (loss)	60,676,822	161,231,984	296,733,422	560,271,233
Change in net unrealized appreciation/depreciation	147,417,886	117,628,171	123,095,619	164,733,022
Change in net assets resulting from operations	216,327,654	292,424,421	465,844,694	802,801,754
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,786,943)	(13,660,021)	(49,474,906)	(75,619,235)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	249,514,738	287,897,367	(407,097,581)	1,704,928,979
NET ASSETS:
Change in net assets	458,055,449	566,661,767	9,272,207	2,432,111,498
Beginning of period	1,725,832,610	1,159,170,843	7,456,633,141	5,024,521,643
End of period	$2,183,888,059	$1,725,832,610	$7,465,905,348	$7,456,633,141
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$675,796,715	$992,956,579	$1,169,205,789	$3,763,967,961
Cost of shares redeemed	(426,281,977)	(705,059,212)	(1,576,303,370)	(2,059,038,982)
Total change in net assets resulting from capital transactions	$249,514,738	$287,897,367	$(407,097,581)	$1,704,928,979
SHARE TRANSACTIONS:
Issued	9,800,000	16,225,000	18,650,000	63,800,000
Redeemed	(6,250,000)	(11,425,000)	(25,000,000)	(34,800,000)
Net increase (decrease) in shares from share transactions	3,550,000	4,800,000	(6,350,000)	29,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	151

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Value Factor ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,035,958	$13,463,923
Net realized gain (loss)	27,275,247	33,718,851
Change in net unrealized appreciation/depreciation	44,610,098	8,572,586
Change in net assets resulting from operations	77,921,303	55,755,360
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,128,113)	(13,773,646)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	107,334,815	(164,968,136)
NET ASSETS:
Change in net assets	179,128,005	(122,986,422)
Beginning of period	553,830,621	676,817,043
End of period	$732,958,626	$553,830,621
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$193,407,253	$66,759,018
Cost of shares redeemed	(86,072,438)	(231,727,154)
Total change in net assets resulting from capital transactions	$107,334,815	$(164,968,136)
SHARE TRANSACTIONS:
Issued	3,850,000	1,550,000
Redeemed	(1,750,000)	(5,800,000)
Net increase (decrease) in shares from share transactions	2,100,000	(4,250,000)
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	April 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders Canada ETF
Six Months Ended April 30, 2026 (Unaudited)	$87.06	$0.88	$13.47	$14.35	$(0.89)	$—	$(0.89)
Year Ended October 31, 2025	70.75	1.68	16.28	17.96	(1.65)	—	(1.65)
Year Ended October 31, 2024	55.16	1.66	15.59	17.25	(1.66)	—	(1.66)
Year Ended October 31, 2023	57.30	1.63	(2.21)	(0.58)	(1.56)	—	(1.56)
Year Ended October 31, 2022	67.80	1.59	(10.53)	(8.94)	(1.56)	—	(1.56)
Year Ended October 31, 2021 (e)	45.99	1.38	21.78	23.16	(1.35)	—	(1.35)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Six Months Ended April 30, 2026 (Unaudited)	56.07	0.96	5.98	6.94	(1.03)	—	(1.03)
Year Ended October 31, 2025	50.79	1.98	5.31	7.29	(2.01)	—	(2.01)
Year Ended October 31, 2024	43.57	1.95	7.51	9.46	(2.24)	—	(2.24)
Year Ended October 31, 2023	42.76	2.00	0.51	2.51	(1.70)	—	(1.70)
Year Ended October 31, 2022	56.89	2.12	(12.86)	(10.74)	(3.39)	—	(3.39)
Year Ended October 31, 2021 (e)	44.97	2.44	11.48	13.92	(2.00)	—	(2.00)
JPMorgan BetaBuilders Emerging Markets Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	65.78	0.53	9.51	10.04	(1.09)	(1.52)	(2.61)
Year Ended October 31, 2025	53.59	1.36	12.49	13.85	(1.66)	—	(1.66)
Year Ended October 31, 2024	44.76	1.27	8.90	10.17	(1.34)	—	(1.34)
May 10, 2023 (f) through October 31, 2023	47.67	0.80	(3.09)	(2.29)	(0.62)	—	(0.62)
JPMorgan BetaBuilders Europe ETF
Six Months Ended April 30, 2026 (Unaudited)	70.05	1.16 (g)	6.12	7.28	(0.77)	—	(0.77)
Year Ended October 31, 2025	58.90	1.79	11.75	13.54	(2.39)	—	(2.39)
Year Ended October 31, 2024	49.36	1.85	9.46	11.31	(1.77)	—	(1.77)
Year Ended October 31, 2023	43.61	1.92	5.46	7.38	(1.63)	—	(1.63)
Year Ended October 31, 2022	59.74	1.78	(15.31)	(13.53)	(2.60)	—	(2.60)
Year Ended October 31, 2021 (e)	43.29	1.67	16.19	17.86	(1.41)	—	(1.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(f)	Commencement of operations.
(g)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $1.10 and the net investment income (loss) ratios would have been 3.06%.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$100.52	$100.51	16.56%	16.48%	$10,710,095,517	0.19%	1.90%	4%
87.06	87.11	25.71	25.69	8,867,282,895	0.19	2.18	2
70.75	70.80	31.51	31.57	7,177,674,131	0.19	2.52	3
55.16	55.17	(1.15)	(1.22)	5,686,974,712	0.19	2.73	3
57.30	57.35	(13.34)	(13.49)	5,644,273,295	0.19	2.51	5
67.80	67.98	50.77	50.84	6,071,268,619	0.19	2.28	2

61.98	62.15	12.52	12.61	6,393,109,506	0.19	3.28	2
56.07	56.18	14.69	14.96	5,480,976,732	0.19	3.77	4
50.79	50.77	21.92	21.89	4,650,001,759	0.19	3.99	4
43.57	43.56	5.55	5.45	3,809,902,516	0.19	4.14	6
42.76	42.79	(19.60)	(19.87)	3,412,010,904	0.20	4.17	14
56.89	57.12	31.14	31.26	4,113,118,547	0.19	4.26	6

73.21	73.62	15.95	16.54	834,567,088	0.15	1.60	8
65.78	65.79	26.31	26.02	749,854,035	0.15	2.44	40
53.59	53.72	22.84	22.85	610,935,381	0.15	2.48	14
44.76	44.86	(4.88)	(4.67)	483,405,614	0.15	3.47	14

76.56	76.56	10.45	10.27	8,976,120,500	0.09	3.15 (g)	2
70.05	70.17	23.53	23.57	8,206,788,960	0.09	2.82	5
58.90	58.98	22.93	22.99	6,676,826,411	0.09	3.17	7
49.36	49.40	16.74	16.81	5,143,360,575	0.09	3.64	6
43.61	43.62	(23.01)	(23.22)	3,527,687,759	0.10	3.36	7
59.74	59.92	41.54	41.77	9,427,453,378	0.09	2.92	6
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders International Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	$71.12	$1.02	$6.68	$7.70	$(1.61)
Year Ended October 31, 2025	59.45	1.80	11.91	13.71	(2.04)
Year Ended October 31, 2024	50.43	1.68	9.31	10.99	(1.97)
Year Ended October 31, 2023	44.72	1.60	5.49	7.09	(1.38)
Year Ended October 31, 2022	60.53	1.51	(15.16)	(13.65)	(2.16)
Year Ended October 31, 2021	46.20	1.67	14.10	15.77	(1.44)
JPMorgan BetaBuilders Japan ETF
Six Months Ended April 30, 2026 (Unaudited)	68.95	0.61	6.72	7.33	(3.54)
Year Ended October 31, 2025	56.07	1.20	13.21	14.41	(1.53)
Year Ended October 31, 2024	48.69	1.10	7.88	8.98	(1.60)
Year Ended October 31, 2023	41.69	1.03	6.65	7.68	(0.68)
Year Ended October 31, 2022	57.16	1.03	(14.91)	(13.88)	(1.59)
Year Ended October 31, 2021 (e)	48.39	1.04	8.36	9.40	(0.63)
JPMorgan BetaBuilders U.S. Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	123.57	0.71	5.94	6.65	(0.68)
Year Ended October 31, 2025	102.80	1.35	20.76	22.11	(1.34)
Year Ended October 31, 2024	75.32	1.34	27.42	28.76	(1.28)
Year Ended October 31, 2023	69.38	1.19	5.89	7.08	(1.14)
Year Ended October 31, 2022	84.15	1.11	(14.86)	(13.75)	(1.02)
Year Ended October 31, 2021	59.59	1.02	24.48	25.50	(0.94)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	104.69	0.67	13.73	14.40	(0.72)
Year Ended October 31, 2025	94.29	1.30	10.47	11.77	(1.37)
Year Ended October 31, 2024	71.06	1.11	23.27	24.38	(1.15)
Year Ended October 31, 2023	74.06	1.14	(3.00)	(1.86)	(1.14)
Year Ended October 31, 2022	93.59	1.03	(19.57)	(18.54)	(0.99)
Year Ended October 31, 2021	64.16	0.90	29.27	30.17	(0.74)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$77.21	$77.11	10.98%	10.98%	$6,330,986,910	0.07%	2.75%	2%
71.12	71.03	23.52	23.19	5,888,664,616	0.07	2.80	5
59.45	59.53	21.88	21.58	4,768,017,540	0.07	2.85	5
50.43	50.62	15.69	16.04	3,560,296,677	0.07	3.02	5
44.72	44.75	(23.02)	(23.11)	2,710,097,518	0.07	2.88	6
60.53	60.64	34.26	34.24	3,680,140,678	0.07	2.85	5

72.74	72.51	11.13	11.01	16,591,940,653	0.19	1.75	1
68.95	68.81	26.44	25.61	14,734,567,610	0.19	2.01	5
56.07	56.33	18.76	18.11	11,774,922,485	0.19	1.96	5
48.69	49.19	18.54	19.65	8,797,309,934	0.19	2.11	3
41.69	41.73	(24.96)	(24.95)	6,211,237,563	0.19	2.10	4
57.16	57.21	19.47	18.98	7,864,537,853	0.19	1.83	3

129.54	129.57	5.42	5.45	7,850,160,104	0.02	1.16	1
123.57	123.56	21.67	21.71	6,196,928,187	0.02	1.23	3
102.80	102.76	38.35	38.28	4,014,252,721	0.02	1.42	3
75.32	75.33	10.25	10.20	2,173,038,499	0.02	1.58	3
69.38	69.42	(16.42)	(16.33)	1,276,523,608	0.02	1.47	4
84.15	84.11	43.02	42.97	782,605,972	0.02	1.34	4

118.37	118.42	13.82	13.80	2,030,093,979	0.07	1.22	16
104.69	104.75	12.58	12.49	1,991,789,617	0.07	1.33	19
94.29	94.42	34.43	34.61	1,763,249,803	0.07	1.27	13
71.06	71.06	(2.57)	(2.39)	1,414,162,491	0.07	1.49	25
74.06	73.92	(19.87)	(20.10)	1,390,564,346	0.07	1.29	30
93.59	93.68	47.15	47.52	1,698,624,114	0.07	1.05	27
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	$75.18	$0.42	$8.53	$8.95	$(0.48)
Year Ended October 31, 2025	66.42	0.85	8.78	9.63	(0.87)
Year Ended October 31, 2024	49.40	0.85	17.07	17.92	(0.90)
Year Ended October 31, 2023	54.67	0.92	(5.30)	(4.38)	(0.89)
Year Ended October 31, 2022	67.49	0.77	(12.79)	(12.02)	(0.80)
November 16, 2020 (e) through October 31, 2021	51.27	0.62	16.04	16.66	(0.44)
JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	59.55	0.96	5.78	6.74	(1.30)
Year Ended October 31, 2025	53.74	2.27	6.34	8.61	(2.80)
Year Ended October 31, 2024	48.12	2.06	5.95	8.01	(2.39)
Year Ended October 31, 2023	45.54	2.11	2.38	4.49	(1.91)
Year Ended October 31, 2022	56.99	2.21	(10.86)	(8.65)	(2.80)
Year Ended October 31, 2021	46.47	1.81	10.70	12.51	(1.99)
JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	67.46	0.90	7.38	8.28	(1.72)
Year Ended October 31, 2025	56.57	1.93	11.49	13.42	(2.53)
Year Ended October 31, 2024	49.05	1.83	8.33	10.16	(2.64)
Year Ended October 31, 2023	44.44	1.84	5.02	6.86	(2.25)
Year Ended October 31, 2022	61.02	1.91	(15.62)	(13.71)	(2.87)
Year Ended October 31, 2021	49.84	1.91	11.03	12.94	(1.76)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$83.65	$83.68	11.97%	11.96%	$731,919,149	0.09%	1.11%	14%
75.18	75.21	14.62	14.41	593,926,495	0.09	1.25	25
66.42	66.57	36.40	36.93	511,426,837	0.09	1.40	20
49.40	49.32	(8.15)	(7.81)	623,722,887	0.09	1.67	41
54.67	54.38	(17.87)	(18.39)	494,762,260	0.09	1.35	30
67.49	67.56	32.56	32.70 (f)	442,061,490	0.09	0.98	27

64.99	64.88	11.48	10.64	389,935,548	0.44	3.09	15
59.55	59.90	16.56	16.97	357,290,275	0.44	4.12	30
53.74	53.87	16.71	17.30	322,419,915	0.44	3.83	28
48.12	47.99	9.72	8.78	269,498,902	0.44	4.17	33
45.54	45.81	(15.61)	(15.20)	163,926,226	0.44	4.19	33
56.99	57.05	26.93	27.80	153,882,748	0.44	3.18	29

74.02	73.94	12.48	12.69	362,694,665	0.37	2.55	13
67.46	67.27	24.42	24.10	364,289,000	0.37	3.19	25
56.57	56.56	20.93	20.63	339,399,985	0.37	3.29	26
49.05	49.17	15.22	15.26	353,175,379	0.37	3.57	26
44.44	44.54	(23.25)	(23.15)	671,062,140	0.37	3.59	28
61.02	61.08	26.00	26.08	842,016,222	0.37	3.14	35
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	$121.50	$1.45	$15.66	$17.11	$(1.44)
Year Ended October 31, 2025	117.27	2.66	4.30	6.96	(2.73)
Year Ended October 31, 2024	91.34	2.34	25.99	28.33	(2.40)
Year Ended October 31, 2023	93.94	2.24	(2.49)	(0.25)	(2.35)
Year Ended October 31, 2022	101.43	2.16	(7.56)	(5.40)	(2.09)
Year Ended October 31, 2021	73.52	1.71	27.76	29.47	(1.56)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	106.31	1.11	15.07	16.18	(1.12)
Year Ended October 31, 2025	103.21	2.10	3.14	5.24	(2.14)
Year Ended October 31, 2024	80.54	1.79	22.70	24.49	(1.82)
Year Ended October 31, 2023	83.60	1.62	(3.04)	(1.42)	(1.64)
Year Ended October 31, 2022	92.23	1.60	(8.73)	(7.13)	(1.50)
Year Ended October 31, 2021	64.77	1.30	27.36	28.66	(1.20)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Six Months Ended April 30, 2026 (Unaudited)	49.60	0.35	7.99	8.34	(0.40)
Year Ended October 31, 2025	46.74	0.73	2.91	3.64	(0.78)
Year Ended October 31, 2024	37.31	0.80	9.44	10.24	(0.81)
Year Ended October 31, 2023	39.85	0.81	(2.59)	(1.78)	(0.76)
Year Ended October 31, 2022	45.20	0.64	(5.41)	(4.77)	(0.58)
Year Ended October 31, 2021	28.87	0.46	16.35	16.81	(0.48)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$137.17	$137.35	14.19%	14.23%	$442,362,477	0.18%	2.27%	12%
121.50	121.61	6.03	5.99	385,753,787	0.18	2.26	25
117.27	117.42	31.24	31.40	436,820,675	0.18	2.16	25
91.34	91.34	(0.34)	(0.45)	420,166,041	0.18	2.33	28
93.94	94.05	(5.36)	(5.28)	507,282,453	0.18	2.18	22
101.43	101.46	40.36	40.44	710,012,574	0.18	1.86	33

121.37	121.36	15.32	15.15	439,983,140	0.24	1.97	12
106.31	106.46	5.13	5.14	366,780,997	0.24	2.01	25
103.21	103.35	30.59	30.92	407,691,100	0.24	1.87	25
80.54	80.44	(1.78)	(1.85)	310,063,947	0.24	1.89	24
83.60	83.55	(7.78)	(7.90)	267,520,530	0.24	1.82	24
92.23	92.30	44.51	44.73	239,808,712	0.24	1.57	34

57.54	57.51	16.93	16.77	586,928,796	0.29	1.36	14
49.60	49.64	7.89	7.90	504,699,242	0.29	1.57	27
46.74	46.77	27.56	27.68	497,805,298	0.29	1.81	28
37.31	37.30	(4.55)	(4.77)	386,208,306	0.29	2.01	28
39.85	39.93	(10.59)	(10.49)	286,932,997	0.29	1.55	26
45.20	45.24	58.49	58.25	176,262,186	0.29	1.13	37
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Momentum Factor ETF
Six Months Ended April 30, 2026 (Unaudited)	$68.69	$0.31	$7.45	$7.76	$(0.29)
Year Ended October 31, 2025	57.03	0.58	11.67	12.25	(0.59)
Year Ended October 31, 2024	39.99	0.49	16.99	17.48	(0.44)
Year Ended October 31, 2023	38.22	0.55	1.77	2.32	(0.55)
Year Ended October 31, 2022	47.71	0.50	(9.53)	(9.03)	(0.46)
Year Ended October 31, 2021	33.68	0.34	14.00	14.34	(0.31)
JPMorgan U.S. Quality Factor ETF
Six Months Ended April 30, 2026 (Unaudited)	62.71	0.40	3.65	4.05	(0.43)
Year Ended October 31, 2025	55.89	0.75	6.81	7.56	(0.74)
Year Ended October 31, 2024	42.18	0.74	13.64	14.38	(0.67)
Year Ended October 31, 2023	38.14	0.65	3.97	4.62	(0.58)
Year Ended October 31, 2022	43.45	0.66	(5.34)	(4.68)	(0.63)
Year Ended October 31, 2021	31.53	0.60	11.91	12.51	(0.59)
JPMorgan U.S. Value Factor ETF
Six Months Ended April 30, 2026 (Unaudited)	48.16	0.47	5.75	6.22	(0.49)
Year Ended October 31, 2025	42.97	0.97	5.22	6.19	(1.00)
Year Ended October 31, 2024	33.35	0.97	9.64	10.61	(0.99)
Year Ended October 31, 2023	32.90	0.87	0.49	1.36	(0.91)
Year Ended October 31, 2022	37.09	0.80	(4.19)	(3.39)	(0.80)
Year Ended October 31, 2021	24.99	0.72	12.03	12.75	(0.65)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$76.16	$76.20	11.35%	11.34%	$2,183,888,059	0.12%	0.88%	19%
68.69	68.73	21.59	21.53	1,725,832,610	0.12	0.94	39
57.03	57.09	43.86	44.01	1,159,170,843	0.12	0.93	40
39.99	39.99	6.10	6.02	301,926,586	0.12	1.36	43
38.22	38.25	(18.97)	(18.86)	229,323,118	0.12	1.20	43
47.71	47.68	42.72	42.38	221,858,171	0.12	0.80	44

66.33	66.36	6.49	6.52	7,465,905,348	0.12	1.26	9
62.71	62.72	13.61	13.69	7,456,633,141	0.12	1.26	19
55.89	55.86	34.23	34.10	5,024,521,643	0.12	1.42	21
42.18	42.20	12.15	12.14	2,402,223,606	0.12	1.54	21
38.14	38.16	(10.84)	(10.85)	579,728,107	0.12	1.64	18
43.45	43.48	39.97	40.02	393,204,091	0.12	1.56	21

53.89	53.87	13.01	12.92	732,958,626	0.12	1.89	10
48.16	48.18	14.63	14.60	553,830,621	0.12	2.21	26
42.97	43.00	32.01	32.18	676,817,043	0.12	2.41	26
33.35	33.33	4.11	4.11	683,645,621	0.12	2.53	26
32.90	32.88	(9.21)	(9.24)	444,083,720	0.12	2.28	21
37.09	37.08	51.38	51.88	400,579,487	0.12	2.01	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 17 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders Canada ETF	Diversified(1)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	Diversified(2)
JPMorgan BetaBuilders Emerging Markets Equity ETF	Diversified(3)
JPMorgan BetaBuilders Europe ETF	Diversified(4)
JPMorgan BetaBuilders International Equity ETF	Diversified(5)
JPMorgan BetaBuilders Japan ETF	Diversified(6)
JPMorgan BetaBuilders U.S. Equity ETF	Diversified(7)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	Diversified(8)
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	Diversified(9)
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified

(1)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Canada Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(2)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Developed Asia Pacific ex-Japan Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(3)
The Fund is classified as “diversified” under the 1940 Act. Effective with the rebalance of the Fund's underlying index on June 19, 2026, the Fund may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the Morningstar Emerging Markets Target
Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(4)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Developed Europe Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(5)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Developed Markets ex-North America Target Market Exposure Index (the “Index”) is
non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(6)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Japan Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(7)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar US Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(8)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar US Mid Cap Target Market Exposure Extended Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(9)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar US Small Cap Target Market Exposure Extended Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

164	J.P. Morgan Exchange-Traded Funds	April 30, 2026

The investment objective of JPMorgan BetaBuilders Canada ETF (“BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (“BetaBuilders Developed Asia Pacific ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Emerging Markets Equity ETF (“BetaBuilders Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Europe ETF (“BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders International Equity ETF (“BetaBuilders International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Japan ETF (“BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Equity ETF (“BetaBuilders U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (“BetaBuilders U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Small Cap Equity ETF (“BetaBuilders U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.
The investment objective of JPMorgan Diversified Return International Equity ETF (“International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Equity ETF (“U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (“U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (“U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.
The investment objective of JPMorgan U.S. Momentum Factor ETF (“U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.
The investment objective of JPMorgan U.S. Quality Factor ETF (“U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.
The investment objective of JPMorgan U.S. Value Factor ETF (“U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia Pacific ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Mid Cap Equity ETF	Cboe BZX Exchange, Inc.*
BetaBuilders U.S. Small Cap Equity ETF	Cboe BZX Exchange, Inc.*
Emerging Markets Equity ETF	NYSE Arca, Inc.
International Equity ETF	NYSE Arca, Inc.
U.S. Equity ETF	NYSE Arca, Inc.
U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
U.S. Small Cap Equity ETF	NYSE Arca, Inc.
U.S. Momentum Factor ETF	NYSE Arca, Inc.
U.S. Quality Factor ETF	NYSE Arca, Inc.
U.S. Value Factor ETF	NYSE Arca, Inc.

*	Prior to April 16, 2026, the listing exchange was NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as

166	J.P. Morgan Exchange-Traded Funds	April 30, 2026

“Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders Canada ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$10,636,623,913	$—	$—	$10,636,623,913
Warrants	—	—	— (a)	—(a )
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	301,233,931	—	—	301,233,931
Total Investments in Securities	$10,937,857,844	$—	$— (a)	$10,937,857,844
Appreciation in Other Financial Instruments
Futures Contracts	$2,786,251	$—	$—	$2,786,251

(a)	Value is zero.

BetaBuilders Developed Asia Pacific ex-Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$89,238,591	$4,058,954,220	$—	$4,148,192,811
China	9,125,699	62,967,126	—	72,092,825
Hong Kong	40,577,301	978,054,431	—	1,018,631,732

April 30, 2026	J.P. Morgan Exchange-Traded Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
BetaBuilders Developed Asia Pacific ex-Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indonesia	$—	$38,844,573	$—	$38,844,573
Macau	—	41,363,323	—	41,363,323
New Zealand	33,910,743	34,408,264	—	68,319,007
Singapore	—	853,250,650	—	853,250,650
United Kingdom	—	64,388,309	—	64,388,309
United States	—	35,757,766	—	35,757,766
Total Common Stocks	172,852,334	6,167,988,662	—	6,340,840,996
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	24,416,683	—	—	24,416,683
Total Investments in Securities	$197,269,017	$6,167,988,662	$—	$6,365,257,679
Appreciation in Other Financial Instruments
Futures Contracts	$848,053	$—	$—	$848,053

BetaBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$120,131	$—	$120,131
Brazil	32,199,878	—	—	32,199,878
Chile	4,357,766	—	—	4,357,766
China	19,601,327	177,087,278	—	196,688,605
Colombia	1,886,597	—	—	1,886,597
Czech Republic	905,067	—	—	905,067
Egypt	—	383,577	—	383,577
Greece	719,808	3,083,170	—	3,802,978
Hong Kong	100,571	461,921	—	562,492
Hungary	346,510	2,217,477	—	2,563,987
India	2,198,374	106,700,933	591,760	109,491,067
Indonesia	2,108,822	5,005,481	—	7,114,303
Kuwait	4,491,242	836,723	—	5,327,965
Luxembourg	313,530	—	—	313,530
Malaysia	4,978,152	6,714,282	—	11,692,434
Mexico	14,496,881	—	—	14,496,881
Peru	1,437,370	—	—	1,437,370
Philippines	2,211,297	430,880	—	2,642,177
Qatar	4,693,640	179,887	—	4,873,527
Saudi Arabia	3,415,598	18,033,396	—	21,448,994
South Africa	5,597,121	15,952,766	—	21,549,887
South Korea	4,236,963	147,785,948	—	152,022,911
Taiwan	3,126,183	196,573,931	—	199,700,114
Thailand	1,471,539	7,917,126	—	9,388,665
Turkey	428,257	3,773,030	—	4,201,287
United Arab Emirates	7,226,469	8,081,644	—	15,308,113

168	J.P. Morgan Exchange-Traded Funds	April 30, 2026

BetaBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$1,182,627	$—	$1,182,627
Total Common Stocks	122,548,962	702,522,208	591,760	825,662,930
Short-Term Investments
Investment Companies	9,817,427	—	—	9,817,427
Investment of Cash Collateral from Securities Loaned	1,770,536	—	—	1,770,536
Total Short-Term Investments	11,587,963	—	—	11,587,963
Total Investments in Securities	$134,136,925	$702,522,208	$591,760	$837,250,893
Appreciation in Other Financial Instruments
Futures Contracts	$626,992	$—	$—	$626,992

BetaBuilders Europe ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$121,011,904	$—	$121,011,904
Austria	656,844	49,685,195	—	50,342,039
Belgium	—	130,888,865	—	130,888,865
Brazil	—	6,287,721	—	6,287,721
Chile	—	11,153,073	—	11,153,073
China	—	35,877,043	—	35,877,043
Czech Republic	—	2,187,776	—	2,187,776
Denmark	8,311,158	211,433,826	—	219,744,984
Finland	22,223,930	164,162,401	—	186,386,331
France	—	1,129,695,956	—	1,129,695,956
Germany	39,434,247	1,166,380,303	—	1,205,814,550
Hong Kong	—	25,470,069	—	25,470,069
Ireland	—	17,800,635	—	17,800,635
Italy	1,779,686	471,624,531	—	473,404,217
Luxembourg	—	24,107,720	—	24,107,720
Mexico	—	5,406,248	—	5,406,248
Netherlands	27,130,272	609,751,426	—	636,881,698
Norway	32,459,459	67,535,775	—	99,995,234
Poland	2,812,255	67,395,998	—	70,208,253
Portugal	4,392,676	16,520,272	—	20,912,948
Russia	—	—	— (a)	— (a)
Singapore	—	23,338,011	—	23,338,011
South Africa	—	35,114,887	—	35,114,887
Spain	12,283,831	470,923,282	—	483,207,113
Sweden	31,187,991	460,444,237	—	491,632,228
Switzerland	16,980,355	751,753,531	—	768,733,886
United Arab Emirates	—	—	1	1
United Kingdom	65,120,857	1,519,681,808	—	1,584,802,665
United States	9,050,167	1,027,603,270	—	1,036,653,437
Total Common Stocks	273,823,728	8,623,235,763	1	8,897,059,492

April 30, 2026	J.P. Morgan Exchange-Traded Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
BetaBuilders Europe ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	$369,903,614	$—	$—	$369,903,614
Total Investments in Securities	$643,727,342	$8,623,235,763	$1	$9,266,963,106
Appreciation in Other Financial Instruments
Futures Contracts	$2,224,005	$—	$—	$2,224,005

(a)	Value is zero.

BetaBuilders International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$9,258,693	$475,780,243	$—	$485,038,936
Austria	294,850	22,425,106	—	22,719,956
Belgium	—	59,103,274	—	59,103,274
Brazil	—	2,840,521	—	2,840,521
Chile	—	5,038,381	—	5,038,381
China	947,567	22,740,752	—	23,688,319
Czech Republic	—	982,969	—	982,969
Denmark	3,754,618	95,515,241	—	99,269,859
Finland	10,031,735	74,160,414	—	84,192,149
France	—	510,322,185	—	510,322,185
Germany	17,814,423	526,911,553	—	544,725,976
Hong Kong	4,203,171	112,949,612	—	117,152,783
Indonesia	—	4,028,983	—	4,028,983
Ireland	—	8,041,414	—	8,041,414
Israel	—	52,260,764	—	52,260,764
Italy	798,933	213,050,027	—	213,848,960
Japan	43,841,045	1,497,491,475	—	1,541,332,520
Luxembourg	—	10,890,677	—	10,890,677
Macau	—	4,287,239	—	4,287,239
Mexico	—	2,442,268	—	2,442,268
Netherlands	12,256,120	275,456,524	—	287,712,644
New Zealand	3,510,154	3,569,911	—	7,080,065
Norway	14,655,500	30,510,258	—	45,165,758
Poland	1,270,433	30,446,779	—	31,717,212
Portugal	1,984,400	7,463,048	—	9,447,448
Russia	—	—	— (a)	— (a)
Singapore	—	99,046,064	—	99,046,064
South Africa	—	15,863,152	—	15,863,152
Spain	5,541,756	212,738,158	—	218,279,914
Sweden	14,091,594	207,971,674	—	222,063,268
Switzerland	7,722,883	339,604,777	—	347,327,660
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	29,418,353	693,201,043	—	722,619,396

170	J.P. Morgan Exchange-Traded Funds	April 30, 2026

BetaBuilders International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$4,089,915	$467,922,124	$—	$472,012,039
Total Common Stocks	185,486,143	6,085,056,610	— (a)	6,270,542,753
Short-Term Investments
Investment Companies	19,251,142	—	—	19,251,142
Investment of Cash Collateral from Securities Loaned	101,417,603	—	—	101,417,603
Total Short-Term Investments	120,668,745	—	—	120,668,745
Total Investments in Securities	$306,154,888	$6,085,056,610	$— (a)	$6,391,211,498
Appreciation in Other Financial Instruments
Futures Contracts	$2,567,575	$—	$—	$2,567,575

(a)	Value is zero.

BetaBuilders Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$367,881,561	$—	$367,881,561
Automobiles	—	959,618,803	—	959,618,803
Banks	—	1,746,919,164	—	1,746,919,164
Beverages	—	99,743,993	—	99,743,993
Broadline Retail	—	70,909,682	—	70,909,682
Building Products	—	156,345,131	—	156,345,131
Capital Markets	—	195,736,951	—	195,736,951
Chemicals	—	459,558,171	—	459,558,171
Commercial Services & Supplies	48,675,699	53,963,755	—	102,639,454
Construction & Engineering	—	196,401,620	—	196,401,620
Consumer Staples Distribution & Retail	181,359,055	—	—	181,359,055
Diversified Telecommunication Services	—	83,826,851	—	83,826,851
Electric Utilities	—	113,234,948	—	113,234,948
Electrical Equipment	—	539,908,361	—	539,908,361
Electronic Equipment, Instruments & Components	—	773,945,813	—	773,945,813
Entertainment	28,573,787	261,347,385	—	289,921,172
Financial Services	—	144,310,872	—	144,310,872
Food Products	21,227,811	126,087,601	—	147,315,412
Gas Utilities	—	92,721,479	—	92,721,479
Ground Transportation	41,430,849	176,605,353	—	218,036,202
Health Care Equipment & Supplies	—	313,765,104	—	313,765,104
Health Care Technology	—	13,789,827	—	13,789,827
Hotels, Restaurants & Leisure	—	66,982,915	—	66,982,915
Household Durables	—	570,808,451	—	570,808,451
Household Products	21,402,059	—	—	21,402,059
Industrial Conglomerates	—	488,817,728	—	488,817,728
Insurance	—	727,844,609	—	727,844,609
Interactive Media & Services	—	23,246,209	—	23,246,209

April 30, 2026	J.P. Morgan Exchange-Traded Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
BetaBuilders Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
IT Services	$14,285,603	$300,306,386	$—	$314,591,989
Leisure Products	—	74,627,532	—	74,627,532
Machinery	—	983,405,761	—	983,405,761
Marine Transportation	19,397,776	87,404,352	—	106,802,128
Metals & Mining	—	135,847,503	—	135,847,503
Office REITs	21,946,720	17,406,384	—	39,353,104
Oil, Gas & Consumable Fuels	—	169,485,760	—	169,485,760
Passenger Airlines	—	15,460,951	—	15,460,951
Personal Care Products	53,747,106	24,364,877	—	78,111,983
Pharmaceuticals	—	661,520,072	—	661,520,072
Professional Services	—	207,160,609	—	207,160,609
Real Estate Management & Development	—	402,553,553	—	402,553,553
Semiconductors & Semiconductor Equipment	—	1,293,761,905	—	1,293,761,905
Software	5,852,665	14,093,752	—	19,946,417
Specialty Retail	8,817,501	295,755,782	—	304,573,283
Technology Hardware, Storage & Peripherals	—	142,976,156	—	142,976,156
Textiles, Apparel & Luxury Goods	—	64,729,546	—	64,729,546
Tobacco	—	131,844,512	—	131,844,512
Trading Companies & Distributors	—	1,410,295,246	—	1,410,295,246
Wireless Telecommunication Services	—	687,925,891	—	687,925,891
Total Common Stocks	466,716,631	15,945,248,867	—	16,411,965,498
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	11,664,247	—	—	11,664,247
Total Investments in Securities	$478,380,878	$15,945,248,867	$—	$16,423,629,745
Appreciation in Other Financial Instruments
Futures Contracts	$7,686,791	$—	$—	$7,686,791

BetaBuilders U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,806,326,025	$—	$—	$7,806,326,025
Rights	—	—	279	279
Short-Term Investments
Investment Companies	37,600,694	—	—	37,600,694
Investment of Cash Collateral from Securities Loaned	2,052,158	—	—	2,052,158
Total Short-Term Investments	39,652,852	—	—	39,652,852
Total Investments in Securities	$7,845,978,877	$—	$279	$7,845,979,156
Appreciation in Other Financial Instruments
Futures Contracts	$3,049,759	$—	$—	$3,049,759

172	J.P. Morgan Exchange-Traded Funds	April 30, 2026

BetaBuilders U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,109,201,957	$—	$—	$2,109,201,957
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,466,901	$—	$—	$1,466,901

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$724,984,886	$—	$—	$724,984,886
Rights	—	—	43,232	43,232
Short-Term Investments
Investment Companies	6,071,165	—	—	6,071,165
Investment of Cash Collateral from Securities Loaned	37,240,996	—	—	37,240,996
Total Short-Term Investments	43,312,161	—	—	43,312,161
Total Investments in Securities	$768,297,047	$—	$43,232	$768,340,279
Appreciation in Other Financial Instruments
Futures Contracts	$366,852	$—	$—	$366,852

Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,084,982	$—	$4,084,982
Belgium	—	587,425	—	587,425
Brazil	43,917,950	—	—	43,917,950
Chile	9,475,262	—	—	9,475,262
China	16,967,004	58,343,089	— (a)	75,310,093
Colombia	1,099,492	—	—	1,099,492
Cyprus	—	281,075	—	281,075
Czech Republic	2,049,837	—	—	2,049,837
Egypt	—	952,144	—	952,144
Greece	3,026,680	6,224,642	—	9,251,322
Hungary	1,158,027	5,648,434	—	6,806,461
India	—	30,637,408	582,102	31,219,510
Indonesia	3,222,958	3,180,484	—	6,403,442
Kuwait	2,422,978	—	—	2,422,978
Malaysia	6,747,406	7,575,894	—	14,323,300
Mexico	26,043,109	—	—	26,043,109
Philippines	920,554	529,016	—	1,449,570
Qatar	3,368,240	—	—	3,368,240
Romania	1,193,804	—	—	1,193,804
Russia	—	—	— (a)	— (a)

April 30, 2026	J.P. Morgan Exchange-Traded Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Saudi Arabia	$1,738,103	$10,687,764	$—	$12,425,867
South Africa	11,409,577	13,775,278	—	25,184,855
Taiwan	2,714,515	43,291,063	—	46,005,578
Thailand	9,365,640	8,511,437	—	17,877,077
Turkey	14,547,992	15,323,618	—	29,871,610
United Arab Emirates	9,971,595	6,200,082	—	16,171,677
United States	516,429	819,939	—	1,336,368
Total Common Stocks	171,877,152	216,653,774	582,102	389,113,028
Warrants	—	53,047	—	53,047
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	44,202	—	—	44,202
Total Investments in Securities	$171,921,354	$216,706,821	$582,102	$389,210,277
Appreciation in Other Financial Instruments
Futures Contracts	$57,183	$—	$—	$57,183

(a)	Value is zero.

International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$1,824,866	$27,974,893	$—	$29,799,759
Austria	—	1,515,924	—	1,515,924
Belgium	—	1,879,142	—	1,879,142
Brazil	—	1,035,679	—	1,035,679
Chile	—	1,394,504	—	1,394,504
China	—	5,549,393	—	5,549,393
Denmark	1,016,416	227,823	—	1,244,239
Finland	606,703	2,679,441	—	3,286,144
France	1,080,846	16,813,793	—	17,894,639
Germany	—	8,780,877	—	8,780,877
Hong Kong	1,900,874	11,550,565	—	13,451,439
Indonesia	—	214,703	—	214,703
Iraq	259,840	—	—	259,840
Italy	—	12,342,768	—	12,342,768
Ivory Coast	—	1,400,639	—	1,400,639
Japan	9,153,450	83,611,075	—	92,764,525
Luxembourg	274,671	326,291	—	600,962
Macau	—	365,082	—	365,082
Mexico	—	1,347,047	—	1,347,047
Netherlands	1,419,230	5,598,266	—	7,017,496
New Zealand	62,737	787,059	—	849,796
Nigeria	—	754,528	—	754,528
Norway	2,175,799	3,195,255	—	5,371,054
Poland	—	1,627,992	—	1,627,992
Portugal	666,622	—	—	666,622

174	J.P. Morgan Exchange-Traded Funds	April 30, 2026

International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Russia	$—	$—	$— (a)	$— (a)
Singapore	—	9,680,850	—	9,680,850
South Africa	—	1,455,799	—	1,455,799
South Korea	3,884,967	33,986,864	—	37,871,831
Spain	2,799,560	4,230,588	—	7,030,148
Sweden	3,174,835	6,582,776	—	9,757,611
Switzerland	—	5,991,885	—	5,991,885
Thailand	503,353	—	—	503,353
United Kingdom	7,102,144	55,667,166	—	62,769,310
United States	483,315	12,652,079	—	13,135,394
Total Common Stocks	38,390,228	321,220,746	— (a)	359,610,974
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	8,587,242	—	—	8,587,242
Total Investments in Securities	$46,977,470	$321,220,746	$— (a)	$368,198,216
Appreciation in Other Financial Instruments
Futures Contracts	$109,358	$—	$—	$109,358

(a)	Value is zero.

U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$440,948,798	$—	$—	$440,948,798
Rights	—	—	136	136
Short-Term Investments
Investment Companies	869,325	—	—	869,325
Investment of Cash Collateral from Securities Loaned	4,774,626	—	—	4,774,626
Total Short-Term Investments	5,643,951	—	—	5,643,951
Total Investments in Securities	$446,592,749	$—	$136	$446,592,885
Appreciation in Other Financial Instruments
Futures Contracts	$71,696	$—	$—	$71,696

U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$438,741,414	$—	$—	$438,741,414
Rights	—	—	159	159
Short-Term Investments
Investment Companies	814,094	—	—	814,094
Investment of Cash Collateral from Securities Loaned	6,406,510	—	—	6,406,510
Total Short-Term Investments	7,220,604	—	—	7,220,604
Total Investments in Securities	$445,962,018	$—	$159	$445,962,177

April 30, 2026	J.P. Morgan Exchange-Traded Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
U.S. Mid Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$63,496	$—	$—	$63,496

U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$1,578,555	$—	$—	$1,578,555
Automobiles & Parts	5,245,410	—	—	5,245,410
Banks	29,904,869	—	—	29,904,869
Beverages	3,848,579	—	—	3,848,579
Chemicals	20,255,272	—	—	20,255,272
Construction & Materials	20,175,260	—	—	20,175,260
Consumer Services	12,202,971	—	—	12,202,971
Electricity	11,628,885	—	—	11,628,885
Electronic & Electrical Equipment	5,272,703	—	—	5,272,703
Finance & Credit Services	6,198,204	—	—	6,198,204
Food Producers	17,821,131	—	—	17,821,131
Gas, Water & Multi-utilities	19,382,989	—	—	19,382,989
General Industrials	7,256,930	—	—	7,256,930
Health Care Providers	17,429,370	—	—	17,429,370
Household Goods & Home Construction	13,966,329	—	—	13,966,329
Industrial Engineering	4,028,306	—	—	4,028,306
Industrial Materials	8,608,186	—	—	8,608,186
Industrial Metals & Mining	16,253,081	—	—	16,253,081
Industrial Support Services	9,355,103	—	—	9,355,103
Industrial Transportation	20,777,503	—	—	20,777,503
Investment Banking & Brokerage Services	5,438,365	—	—	5,438,365
Leisure Goods	2,278,589	—	—	2,278,589
Life Insurance	4,811,217	—	—	4,811,217
Media	791,840	—	—	791,840
Medical Equipment & Services	12,135,520	—	—	12,135,520
Mortgage Real Estate Investment Trusts	7,165,316	—	—	7,165,316
Non-life Insurance	5,385,074	—	—	5,385,074
Non-Renewable Energy	43,005,595	—	—	43,005,595
Personal Care, Drug & Grocery Stores	16,743,600	—	—	16,743,600
Personal Goods	7,262,674	—	—	7,262,674
Pharmaceuticals, Biotechnology & Marijuana Producers	22,849,623	—	4,919	22,854,542
Precious Metals & Mining	8,234,992	—	—	8,234,992
Real Estate Investment & Services	9,018,236	—	—	9,018,236
Real Estate Investment Trusts	62,665,431	—	—	62,665,431
Renewable Energy	6,842,430	—	—	6,842,430
Retailers	12,903,321	—	—	12,903,321
Software & Computer Services	21,054,113	—	—	21,054,113
Technology Hardware & Equipment	42,799,512	—	—	42,799,512
Telecommunications Equipment	23,234,901	—	—	23,234,901

176	J.P. Morgan Exchange-Traded Funds	April 30, 2026

U.S. Small Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Telecommunications Service Providers	$11,100,366	$—	$—	$11,100,366
Tobacco	2,820,948	—	—	2,820,948
Travel & Leisure	3,779,710	—	—	3,779,710
Waste & Disposal Services	1,056,323	—	—	1,056,323
Total Common Stocks	584,567,332	—	4,919	584,572,251
Rights	—	—	85,782	85,782
Short-Term Investments
Investment Companies	3,069,403	—	—	3,069,403
Investment of Cash Collateral from Securities Loaned	21,066,194	—	—	21,066,194
Total Short-Term Investments	24,135,597	—	—	24,135,597
Total Investments in Securities	$608,702,929	$—	$90,701	$608,793,630
Appreciation in Other Financial Instruments
Futures Contracts	$87,010	$—	$—	$87,010

U.S. Momentum Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,192,109,334	$—	$—	$2,192,109,334
Appreciation in Other Financial Instruments
Futures Contracts (a)	$279,728	$—	$—	$279,728

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Quality Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,454,442,415	$—	$—	$7,454,442,415
Rights	—	—	1,928	1,928
Short-Term Investments
Investment Companies	7,949,504	—	—	7,949,504
Investment of Cash Collateral from Securities Loaned	23,214,224	—	—	23,214,224
Total Short-Term Investments	31,163,728	—	—	31,163,728
Total Investments in Securities	$7,485,606,143	$—	$1,928	$7,485,608,071
Appreciation in Other Financial Instruments
Futures Contracts	$691,167	$—	$—	$691,167

U.S. Value Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$741,059,234	$—	$—	$741,059,234

April 30, 2026	J.P. Morgan Exchange-Traded Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
U.S. Value Factor ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$75,406	$—	$—	$75,406

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$293,342,646	$(293,342,646)	$—
BetaBuilders Developed Asia Pacific ex-Japan ETF	23,512,840	(23,512,840)	—
BetaBuilders Emerging Markets Equity ETF	1,719,759	(1,719,759)	—
BetaBuilders Europe ETF	357,374,096	(357,374,096)	—
BetaBuilders International Equity ETF	98,136,392	(98,136,392)	—

178	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Japan ETF	$11,320,082	$(11,320,082)	$—
BetaBuilders U.S. Equity ETF	2,081,464	(2,052,158)**	29,306
BetaBuilders U.S. Mid Cap Equity ETF	82,932,924	(81,413,472)**	1,519,452
BetaBuilders U.S. Small Cap Equity ETF	37,684,291	(37,240,996)**	443,295
Emerging Markets Equity ETF	41,996	(41,996)	—
International Equity ETF	8,304,454	(8,304,454)	—
U.S. Equity ETF	4,782,508	(4,774,626)**	7,882
U.S. Mid Cap Equity ETF	6,457,997	(6,406,510)**	51,487
U.S. Small Cap Equity ETF	21,185,093	(21,066,194)**	118,899
U.S. Momentum Factor ETF	9,256,659	(9,124,740)**	131,919
U.S. Quality Factor ETF	22,943,091	(22,943,091)	—
U.S. Value Factor ETF	8,537,208	(8,537,208)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to April 30, 2026, additional collateral was received from borrowers.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders Canada ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$380,456,486	$6,189,733,128	$6,268,955,683	$—	$—	$301,233,931	301,233,931	$8,947,180 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2026	J.P. Morgan Exchange-Traded Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
BetaBuilders Developed Asia Pacific ex-Japan ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$19,372,222	$85,665,626	$80,621,165	$—	$—	$24,416,683	24,416,683	$383,292 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Emerging Markets Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$581,524	$5,394,128	$4,205,116	$—	$—	$1,770,536	1,770,536	$16,150 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	7,467,059	64,163,674	61,813,306	—	—	9,817,427	9,817,427	185,702	—
Total	$8,048,583	$69,557,802	$66,018,422	$—	$—	$11,587,963		$201,852	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Europe ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$121,277,733	$869,259,252	$620,633,371	$—	$—	$369,903,614	369,903,614	$3,155,035 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

180	J.P. Morgan Exchange-Traded Funds	April 30, 2026

BetaBuilders International Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$32,600,781	$309,144,700	$240,327,878	$—	$—	$101,417,603	101,417,603	$912,172 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	22,645,557	188,418,785	191,813,200	—	—	19,251,142	19,251,142	623,169	—
Total	$55,246,338	$497,563,485	$432,141,078	$—	$—	$120,668,745		$1,535,341	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Japan ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$4,295,527	$623,610,197	$616,241,477	$—	$—	$11,664,247	11,664,247	$1,235,593 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$89,033,521	$19,474,636	$2,589,990	$277,519	$523,341	$106,719,027	340,705	$976,641	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c)	2,278,524	108,062,588	108,288,954	—	—	2,052,158	2,052,158	185,840 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c)	26,832,675	58,364,640	47,596,621	—	—	37,600,694	37,600,694	600,963	—
Total	$118,144,720	$185,901,864	$158,475,565	$277,519	$523,341	$146,371,879		$1,763,444	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Mid Cap Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$60,570,482	$396,375,722	$375,532,732	$—	$—	$81,413,472	81,413,472	$1,696,947 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	11,753,162	69,481,756	61,708,004	—	—	19,526,914	19,526,914	325,348	—
Total	$72,323,644	$465,857,478	$437,240,736	$—	$—	$100,940,386		$2,022,295	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Small Cap Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$21,094,416	$159,699,808	$143,553,228	$—	$—	$37,240,996	37,240,996	$744,464 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	5,001,652	19,580,978	18,511,465	—	—	6,071,165	6,071,165	111,518	—
Total	$26,096,068	$179,280,786	$162,064,693	$—	$—	$43,312,161		$855,982	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

182	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Emerging Markets Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$133,610	$89,408	$—	$—	$44,202	44,202	$644 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	810,808	12,290,767	13,101,575	—	—	—	—	10,636	—
Total	$810,808	$12,424,377	$13,190,983	$—	$—	$44,202		$11,280	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$242,239	$6,136,267	$6,378,484	$(46)	$24	$—	—	$6,879	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	4,566,374	26,676,158	22,655,290	—	—	8,587,242	8,587,242	113,486 *	—
Total	$4,808,613	$32,812,425	$29,033,774	$(46)	$24	$8,587,242		$120,365	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$614,069	$38,008,977	$33,848,420	$—	$—	$4,774,626	4,774,626	$130,018 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	167,308	9,908,517	9,206,500	—	—	869,325	869,325	15,874	—
Total	$781,377	$47,917,494	$43,054,920	$—	$—	$5,643,951		$145,892	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2026	J.P. Morgan Exchange-Traded Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
U.S. Mid Cap Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$2,009,848	$52,236,892	$47,840,230	$—	$—	$6,406,510	6,406,510	$194,861 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	683,663	9,544,526	9,414,095	—	—	814,094	814,094	15,645	—
Total	$2,693,511	$61,781,418	$57,254,325	$—	$—	$7,220,604		$210,506	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Cap Equity ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$15,353,997	$95,872,693	$90,160,496	$—	$—	$21,066,194	21,066,194	$525,589 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	405,629	20,847,850	18,184,076	—	—	3,069,403	3,069,403	27,147	—
Total	$15,759,626	$116,720,543	$108,344,572	$—	$—	$24,135,597		$552,736	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Momentum Factor ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$131,207,182	$122,082,442	$—	$—	$9,124,740	9,124,740	$262,214 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	2,121,409	35,411,674	34,168,326	—	—	3,364,757	3,364,757	50,965	—
Total	$2,121,409	$166,618,856	$156,250,768	$—	$—	$12,489,497		$313,179	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.

184	J.P. Morgan Exchange-Traded Funds	April 30, 2026

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Quality Factor ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$327,720,020	$304,505,796	$—	$—	$23,214,224	23,214,224	$456,597 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	6,662,084	128,736,647	127,449,227	—	—	7,949,504	7,949,504	182,620	—
Total	$6,662,084	$456,456,667	$431,955,023	$—	$—	$31,163,728		$639,217	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Value Factor ETF
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$2,863,860	$57,272,985	$51,439,050	$—	$—	$8,697,795	8,697,795	$195,092 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	212,057	12,743,662	12,115,309	—	—	840,410	840,410	19,216	—
Total	$3,075,917	$70,016,647	$63,554,359	$—	$—	$9,538,205		$214,308	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	185

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
F. Futures Contracts— The Funds used index futures contracts to obtain long exposure to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the six months ended April 30, 2026:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF
Futures Contracts:
Average Notional Balance Long	$63,460,577	$41,232,244	$8,226,003	$64,423,129
Ending Notional Balance Long	70,076,784	51,117,253	8,650,260	76,899,275

	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF
Futures Contracts:
Average Notional Balance Long	$49,933,409	$128,380,084	$35,177,966	$18,466,517
Ending Notional Balance Long	59,057,480	180,238,095	40,538,400	21,178,120

	BetaBuilders U.S. Small Cap Equity ETF	Emerging Markets Equity ETF	International Equity ETF	U.S. Equity ETF
Futures Contracts:
Average Notional Balance Long	$6,328,986	$576,513	$1,595,039	$689,821
Ending Notional Balance Long	6,737,760	881,045	2,435,360	723,900

	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF
Futures Contracts:
Average Notional Balance Long	$780,830	$1,102,613	$2,719,293	$10,644,007
Ending Notional Balance Long	730,280	2,105,550	3,619,500	7,600,950

186	J.P. Morgan Exchange-Traded Funds	April 30, 2026

U.S. Value Factor ETF
Futures Contracts:
Average Notional Balance Long	$1,085,568
Ending Notional Balance Long	1,085,850
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court rulings in certain European countries, the tax authorities of each of these countries recently paid BetaBuilders Europe ETF tax reclaims for prior tax withholding. These tax reclaim payments, including any related interest income, are included in Foreign withholding tax reclaims on the Statements of Operations.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for BetaBuilders Japan ETF, for which distributions are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia Pacific ex-Japan ETF	0.19

April 30, 2026	J.P. Morgan Exchange-Traded Funds	187

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)

BetaBuilders Emerging Markets Equity ETF	0.15%
BetaBuilders Europe ETF	0.09
BetaBuilders International Equity ETF	0.07
BetaBuilders Japan ETF	0.19
BetaBuilders U.S. Equity ETF	0.02
BetaBuilders U.S. Mid Cap Equity ETF	0.07
BetaBuilders U.S. Small Cap Equity ETF	0.09
Emerging Markets Equity ETF	0.44
International Equity ETF	0.37
U.S. Equity ETF	0.18
U.S. Mid Cap Equity ETF	0.24
U.S. Small Cap Equity ETF	0.29
U.S. Momentum Factor ETF	0.12
U.S. Quality Factor ETF	0.12
U.S. Value Factor ETF	0.12
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

188	J.P. Morgan Exchange-Traded Funds	April 30, 2026

4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$352,970,943	$342,005,376
BetaBuilders Developed Asia Pacific ex-Japan ETF	182,461,251	137,999,483
BetaBuilders Emerging Markets Equity ETF	60,428,006	78,080,045
BetaBuilders Europe ETF	193,625,130	173,602,687
BetaBuilders International Equity ETF	114,863,199	175,311,428
BetaBuilders Japan ETF	224,054,114	817,317,738
BetaBuilders U.S. Equity ETF	99,152,305	94,664,011
BetaBuilders U.S. Mid Cap Equity ETF	314,327,897	343,255,263
BetaBuilders U.S. Small Cap Equity ETF	88,674,227	86,788,709
Emerging Markets Equity ETF	56,749,383	57,595,353
International Equity ETF	45,596,028	54,546,057
U.S. Equity ETF	47,230,393	48,689,543
U.S. Mid Cap Equity ETF	47,599,212	48,641,647
U.S. Small Cap Equity ETF	76,013,914	76,029,884
U.S. Momentum Factor ETF	350,785,720	363,521,720
U.S. Quality Factor ETF	663,063,475	747,668,818
U.S. Value Factor ETF	66,209,657	70,521,618
During the six months ended April 30, 2026, there were no purchases or sales of U.S. Government securities.
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders Canada ETF	$824,586,230	$388,556,610
BetaBuilders Developed Asia Pacific ex-Japan ETF	253,327,277	—
BetaBuilders Emerging Markets Equity ETF	3,714,516	6,802,338
BetaBuilders Europe ETF	76,034,925	74,945,637
BetaBuilders International Equity ETF	215,195,457	276,387,959
BetaBuilders Japan ETF	1,659,532,662	602,097,225
BetaBuilders U.S. Equity ETF	1,326,185,839	55,991,995
BetaBuilders U.S. Mid Cap Equity ETF	337,186,435	517,396,227
BetaBuilders U.S. Small Cap Equity ETF	148,659,136	84,701,136
Emerging Markets Equity ETF	3,443,148	5,080,065
International Equity ETF	—	31,942,776
U.S. Equity ETF	39,145,206	30,287,567
U.S. Mid Cap Equity ETF	56,843,124	34,986,518
U.S. Small Cap Equity ETF	15,828,747	13,025,875
U.S. Momentum Factor ETF	664,759,121	402,769,566
U.S. Quality Factor ETF	1,150,719,306	1,476,583,221
U.S. Value Factor ETF	191,686,181	80,584,954
During the six months ended April 30, 2026, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	189

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$6,807,648,279	$4,201,738,321	$68,742,505	$4,132,995,816
BetaBuilders Developed Asia Pacific ex-Japan ETF	5,050,801,509	1,639,370,269	324,066,046	1,315,304,223
BetaBuilders Emerging Markets Equity ETF	535,878,280	328,651,034	26,651,429	301,999,605
BetaBuilders Europe ETF	8,070,729,602	1,742,202,921	543,745,412	1,198,457,509
BetaBuilders International Equity ETF	4,593,905,073	2,079,800,212	279,926,212	1,799,874,000
BetaBuilders Japan ETF	12,140,408,654	5,136,883,359	845,975,477	4,290,907,882
BetaBuilders U.S. Equity ETF	5,769,432,437	2,279,732,028	200,135,550	2,079,596,478
BetaBuilders U.S. Mid Cap Equity ETF	1,736,250,856	487,170,449	112,752,447	374,418,002
BetaBuilders U.S. Small Cap Equity ETF	645,848,171	171,595,372	48,736,412	122,858,960
Emerging Markets Equity ETF	298,355,183	112,878,173	21,965,896	90,912,277
International Equity ETF	285,035,467	103,098,822	19,826,715	83,272,107
U.S. Equity ETF	348,833,179	115,319,567	17,488,165	97,831,402
U.S. Mid Cap Equity ETF	373,717,812	93,033,632	20,725,771	72,307,861
U.S. Small Cap Equity ETF	496,877,819	151,008,441	39,005,620	112,002,821
U.S. Momentum Factor ETF	1,792,663,202	442,397,900	42,672,040	399,725,860
U.S. Quality Factor ETF	6,659,028,087	1,285,925,997	458,654,846	827,271,151
U.S. Value Factor ETF	644,821,605	149,622,557	53,309,522	96,313,035
At October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$52,774,347	$197,323,711
BetaBuilders Developed Asia Pacific ex-Japan ETF	96,642,307	284,102,858
BetaBuilders Europe ETF	124,319,178	360,150,989
BetaBuilders International Equity ETF	30,244,570	135,554,532
BetaBuilders Japan ETF	94,834,352	570,613,619
BetaBuilders U.S. Equity ETF	34,326,080	40,415,321
BetaBuilders U.S. Mid Cap Equity ETF	180,686,035	269,818,714
BetaBuilders U.S. Small Cap Equity ETF	79,513,222	137,319,163
Emerging Markets Equity ETF	28,439,305	5,746,575
International Equity ETF	51,468,276	112,543,922
U.S. Equity ETF	32,485,729	10,410,739
U.S. Mid Cap Equity ETF	18,268,250	19,848,893
U.S. Small Cap Equity ETF	29,721,035	29,141,356
U.S. Momentum Factor ETF	106,260,011	27,853,625
U.S. Quality Factor ETF	144,820,037	85,216,757
U.S. Value Factor ETF	41,494,283	32,009,817

190	J.P. Morgan Exchange-Traded Funds	April 30, 2026

At October 31, 2025, the following Funds utilized net capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
BetaBuilders Canada ETF	$4,396,071	$—
BetaBuilders Emerging Markets Equity ETF	136,784	2,166,939
BetaBuilders Europe ETF	8,040,253	—
BetaBuilders International Equity ETF	151,628	—
Emerging Markets Equity ETF	—	3,511,970
International Equity ETF	952,989	1,635,466
U.S. Equity ETF	604,620	9,301,545
U.S. Mid Cap Equity ETF	4,092,011	—
U.S. Value Factor ETF	8,360,490	5,451,695
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF and International Equity ETF, and plus at least 110% for BetaBuilders Emerging Markets Equity ETF and Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at April 30, 2026. Average borrowings from the Facility during the six months ended April 30, 2026 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
BetaBuilders Japan ETF	$1,683,930	4.63%	3	$650
Emerging Markets Equity ETF	4,702,332	4.38	4	2,287

April 30, 2026	J.P. Morgan Exchange-Traded Funds	191

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2026, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders Emerging Markets Equity ETF	— %	95.9%
BetaBuilders International Equity ETF	—	64.2
BetaBuilders U.S. Mid Cap Equity ETF	40.9	47.4
BetaBuilders U.S. Small Cap Equity ETF	—	69.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
As of April 30, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	International Equity ETF
Australia	— %	65.4%	— %	— %	— %	— %	— %	— %
Brazil	—	—	—	—	—	—	11.3	—
Canada	94.9	—	—	—	—	—	—	—
China	—	—	23.5	—	—	—	19.4	—
France	—	—	—	12.7	—	—	—	—
Germany	—	—	—	13.6	—	—	—	—
Hong Kong	—	16.1	—	—	—	—	—	—
India	—	—	13.1	—	—	—	—	—
Japan	—	—	—	—	24.5	100.0	—	25.8
Singapore	—	13.5	—	—	—	—	—	—
South Korea	—	—	18.2	—	—	—	—	10.5
Taiwan	—	—	23.9	—	—	—	11.8	—
United Kingdom	—	—	—	17.8	11.5	—	—	17.5

192	J.P. Morgan Exchange-Traded Funds	April 30, 2026

As of April 30, 2026, a significant portion of the investments of the BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Diversified Return Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	193

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THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-ETF-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Management Agreements
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
April 30, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan International Hedged Equity Laddered Overlay ETF	HOLA	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Australia — 7.9%
ANZ Group Holdings Ltd.	39,124	1,039,193
BHP Group Ltd.	80,828	3,199,119
Brambles Ltd.	34,543	562,791
Coles Group Ltd.	25,837	411,790
Commonwealth Bank of Australia	20,393	2,568,634
CSL Ltd.	5,700	514,485
Glencore plc	31,121	241,867
Goodman Group, REIT	26,982	584,585
Insurance Australia Group Ltd.	135,630	737,570
Macquarie Group Ltd.	4,720	810,859
Medibank Pvt Ltd.	263,216	895,022
National Australia Bank Ltd.	44,782	1,295,441
Northern Star Resources Ltd.	14,836	227,410
QBE Insurance Group Ltd.	45,688	740,049
Rio Tinto Ltd.	21,487	2,631,934
Rio Tinto plc	12,286	1,237,650
Santos Ltd.	168,826	972,673
Telstra Group Ltd.	165,269	634,719
Transurban Group	70,076	710,204
Wesfarmers Ltd.	11,200	594,970
Westpac Banking Corp.	20,863	583,677
Woodside Energy Group Ltd.	19,430	464,526
Woolworths Group Ltd.	23,700	588,483
		22,247,651
Belgium — 0.8%
Anheuser-Busch InBev SA (a)	10,433	788,335
KBC Group NV (a)	10,082	1,341,894
		2,130,229
China — 0.4%
BOC Hong Kong Holdings Ltd.	54,000	310,618
Prosus NV (a)	19,332	935,921
		1,246,539
Denmark — 2.0%
Carlsberg A/S, Class B (a)	7,180	972,271
Danske Bank A/S (a)	37,837	1,945,144
Novo Nordisk A/S, Class B (a)	40,940	1,741,422
Novonesis Novozymes B (a)	16,859	1,035,914
		5,694,751
Finland — 0.4%
Nokia OYJ (a)	43,701	555,290
Nordea Bank Abp (a)	36,904	691,842
		1,247,132
INVESTMENTS	SHARES	VALUE($)

France — 10.9%
Air Liquide SA (a)	15,129	3,254,859
Airbus SE (a)	6,433	1,326,224
AXA SA	14,151	682,153
BNP Paribas SA (a)	15,884	1,668,162
Capgemini SE (a)	9,566	1,163,383
Cie Generale des Etablissements Michelin SCA	7,892	285,896
Engie SA (a)	85,895	2,831,320
EssilorLuxottica SA	3,936	833,132
Hermes International SCA	208	397,925
Legrand SA (a)	12,490	2,237,754
L'Oreal SA (a)	1,750	753,706
LVMH Moet Hennessy Louis Vuitton SE (a)	3,251	1,736,715
Orange SA (a)	78,088	1,625,976
Pernod Ricard SA (a)	9,557	710,485
Safran SA (a)	10,107	3,245,487
Societe Generale SA (a)	31,738	2,554,911
Thales SA	3,013	827,784
TotalEnergies SE (a)	26,869	2,498,107
Vinci SA (a)	12,124	1,833,420
		30,467,399
Germany — 11.3%
adidas AG (a)	2,843	492,003
Allianz SE (Registered) (a)	8,887	4,058,982
BASF SE	2,240	143,666
Bayer AG (Registered) (a)	22,983	1,030,505
Continental AG *	6,254	473,197
Deutsche Boerse AG	4,101	1,258,178
Deutsche Post AG (a)	25,693	1,521,392
Deutsche Telekom AG (Registered) (a)	68,530	2,213,563
E.ON SE (a)	49,849	1,105,165
Heidelberg Materials AG (a)	1,199	264,551
Infineon Technologies AG (a)	44,629	3,001,537
Mercedes-Benz Group AG	7,664	446,736
MTU Aero Engines AG (a)	3,856	1,322,440
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	4,659	2,786,884
Rheinmetall AG (a)	588	937,749
RWE AG (a)	25,933	1,888,249
SAP SE (a)	13,153	2,208,299
Siemens AG (Registered) (a)	15,923	4,731,697
Siemens Energy AG	6,870	1,455,904
Zalando SE * (a) (b)	16,003	395,273
		31,735,970
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — 1.8%
AIA Group Ltd.	195,800	2,149,643
Hong Kong Exchanges & Clearing Ltd.	26,500	1,411,463
Link, REIT	41,100	206,951
Prudential plc	19,432	292,831
Sun Hung Kai Properties Ltd.	41,000	717,791
Techtronic Industries Co. Ltd.	26,000	376,992
		5,155,671
Ireland — 0.5%
Kingspan Group plc	13,536	1,252,401
Italy — 2.3%
Enel SpA (a)	42,879	500,642
Ferrari NV	3,358	1,162,040
FinecoBank Banca Fineco SpA (a)	28,278	702,019
Prysmian SpA (a)	3,027	460,435
Ryanair Holdings plc	12,226	320,776
UniCredit SpA (a)	41,647	3,218,579
		6,364,491
Japan — 23.2%
Advantest Corp.	9,800	1,829,842
Ajinomoto Co., Inc.	51,100	1,642,375
Asahi Group Holdings Ltd.	21,700	213,650
Asahi Kasei Corp.	65,900	648,446
Asics Corp.	31,000	880,326
Central Japan Railway Co.	24,800	594,964
Daiichi Sankyo Co. Ltd.	49,400	802,458
Denso Corp.	61,500	734,805
Disco Corp.	2,300	1,094,300
Ebara Corp.	16,800	574,693
Fast Retailing Co. Ltd.	3,100	1,459,311
Fuji Electric Co. Ltd.	16,700	1,403,548
Fujitsu Ltd.	41,100	824,933
Hitachi Ltd.	93,000	2,957,246
Hoya Corp.	10,100	1,886,112
IHI Corp.	37,400	683,132
ITOCHU Corp.	172,500	2,137,811
Japan Exchange Group, Inc.	39,700	472,896
Japan Post Bank Co. Ltd.	37,200	638,363
Japan Tobacco, Inc.	10,900	406,077
Kajima Corp.	13,700	535,452
Kao Corp.	23,800	886,904
KDDI Corp.	51,800	847,683
Keyence Corp.	4,900	2,247,463
Kubota Corp.	39,600	646,448
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Lasertec Corp.	2,100	580,395
Mitsubishi Corp.	14,200	454,778
Mitsubishi Heavy Industries Ltd.	19,500	581,995
Mitsubishi UFJ Financial Group, Inc.	80,200	1,440,620
Mitsui & Co. Ltd.	67,600	2,538,105
Mitsui Fudosan Co. Ltd.	20,200	221,231
Nintendo Co. Ltd.	8,000	391,351
Nomura Research Institute Ltd.	19,700	531,698
NTT, Inc.	567,700	552,975
Obayashi Corp.	51,900	1,220,204
Obic Co. Ltd.	17,300	459,716
Panasonic Holdings Corp.	31,800	650,495
Recruit Holdings Co. Ltd.	19,200	889,439
Renesas Electronics Corp.	17,700	357,941
Resona Holdings, Inc.	137,200	1,716,052
Sanrio Co. Ltd.	25,700	149,770
SBI Holdings, Inc.	18,900	381,365
Shin-Etsu Chemical Co. Ltd.	47,400	2,182,400
SoftBank Group Corp.	44,400	1,516,652
Sony Financial Group, Inc.	536,000	480,881
Sony Group Corp.	108,500	2,173,834
Sumitomo Electric Industries Ltd.	19,900	1,310,102
Sumitomo Mitsui Financial Group, Inc.	84,100	2,969,491
Sumitomo Realty & Development Co. Ltd.	50,100	1,553,081
Suzuki Motor Corp.	107,400	1,201,101
T&D Holdings, Inc.	60,600	1,468,218
Takeda Pharmaceutical Co. Ltd.	35,300	1,180,178
Terumo Corp.	60,400	768,531
Tokio Marine Holdings, Inc.	44,300	2,028,797
Tokyo Electron Ltd.	9,600	2,828,955
Toyota Motor Corp.	173,000	3,320,807
		65,150,396
Macau — 0.1%
Sands China Ltd.	94,400	198,066
Netherlands — 5.2%
Adyen NV * (a) (b)	588	663,532
Argenx SE *	797	625,030
ASML Holding NV (a)	6,205	8,969,615
ASR Nederland NV	16,735	1,271,182
Heineken NV (a)	13,048	1,015,785
Koninklijke Ahold Delhaize NV (a)	15,261	716,801
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Koninklijke KPN NV (a)	232,879	1,245,332
Wolters Kluwer NV	2,691	210,020
		14,717,297
Singapore — 1.4%
DBS Group Holdings Ltd.	44,120	2,034,403
Oversea-Chinese Banking Corp. Ltd.	59,200	1,021,355
Sea Ltd., ADR *	7,129	605,109
United Overseas Bank Ltd.	10,400	296,182
		3,957,049
Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA (a)	50,682	1,119,181
Banco de Sabadell SA	387,667	1,502,985
Banco Santander SA (a)	282,092	3,442,180
Iberdrola SA	98,718	2,314,367
Industria de Diseno Textil SA (a)	14,562	871,546
		9,250,259
Sweden — 2.6%
Assa Abloy AB, Class B	25,120	966,812
Atlas Copco AB, Class A (a)	145,153	2,789,499
Swedbank AB, Class A	17,494	618,399
Telia Co. AB	93,353	487,960
Volvo AB, Class B (a)	70,966	2,473,645
		7,336,315
Switzerland — 4.5%
ABB Ltd. (Registered)	4,468	451,892
Cie Financiere Richemont SA (Registered) (a)	12,145	2,330,837
Givaudan SA (Registered) (a)	76	271,021
Lonza Group AG (Registered) (a)	3,041	1,869,672
Nestle SA (Registered) (a)	39,125	3,961,001
Sandoz Group AG (a)	3,717	298,153
SGS SA (Registered)	1,491	161,550
UBS Group AG (Registered) (a)	54,155	2,396,456
Zurich Insurance Group AG	1,052	733,476
		12,474,058
United Kingdom — 13.8%
3i Group plc	47,730	1,659,942
AstraZeneca plc (a)	30,784	5,840,413
BAE Systems plc	52,063	1,448,057
Barclays plc (a)	480,624	2,825,069
British American Tobacco plc (a)	28,760	1,693,815
Compass Group plc	27,536	778,085
Diageo plc	21,261	429,885
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
GSK plc	42,437	1,112,591
HSBC Holdings plc	220,614	4,059,259
Lloyds Banking Group plc	491,741	668,425
London Stock Exchange Group plc (a)	17,189	2,230,390
National Grid plc (a)	131,309	2,350,508
NatWest Group plc (a)	275,484	2,197,227
Next plc	3,341	589,648
Reckitt Benckiser Group plc	15,297	973,327
RELX plc (a)	60,029	2,189,039
Rolls-Royce Holdings plc	75,204	1,210,150
Sage Group plc (The) (a)	106,399	1,268,983
SSE plc (a)	59,017	2,113,067
Standard Chartered plc	19,228	489,638
Tesco plc	171,268	1,123,432
Unilever plc	25,418	1,488,504
		38,739,454
United States — 7.4%
BP plc	213,123	1,687,046
Ferrovial SE	5,188	356,268
Haleon plc	186,741	862,346
InterContinental Hotels Group plc	6,863	981,280
Novartis AG (Registered)	22,902	3,384,679
Roche Holding AG (a)	8,843	3,603,523
Sanofi SA (a)	25,781	2,412,495
Schneider Electric SE (a)	6,269	1,994,851
Shell plc	99,931	4,543,543
Spotify Technology SA *	2,052	916,321
		20,742,352
Total Common Stocks (Cost $198,324,048)		280,107,480
	NO. OF CONTRACTS
Options Purchased — 1.1%
Put Options Purchased — 1.1%
United States — 1.1%
iShares MSCI EAFE ETF
5/29/2026 at USD 99.00, American Style
Notional Amount: USD 93,111,200
Counterparty: Exchange-Traded *	9,100	773,500
iShares MSCI EAFE ETF
6/30/2026 at USD 90.00, American Style
Notional Amount: USD 93,111,200
Counterparty: Exchange-Traded *	9,100	500,500
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — continued
Put Options Purchased — continued
United States — continued
iShares MSCI EAFE ETF
7/31/2026 at USD 96.00, American Style
Notional Amount: USD 93,111,200
Counterparty: Exchange-Traded *	9,100	1,783,600
Total Options Purchased (Cost $6,360,900)		3,057,600
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (c) (d) (Cost $1,368,760)	1,368,539	1,368,676
Total Investments — 101.4% (Cost $206,053,708)		284,533,756
Liabilities in Excess of Other Assets — (1.4)%		(3,922,503)
NET ASSETS — 100.0%		280,611,253

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $106,078,231.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY AS OF April 30, 2026	PERCENT OF TOTAL INVESTMENTS
Banks	15.8%
Pharmaceuticals	7.8
Semiconductors & Semiconductor Equipment	6.6
Insurance	6.3
Capital Markets	3.7
Aerospace & Defense	3.6
Oil, Gas & Consumable Fuels	3.6
Machinery	2.9
Electrical Equipment	2.8
Industrial Conglomerates	2.7
Metals & Mining	2.6
Chemicals	2.6
Diversified Telecommunication Services	2.4
Multi-Utilities	2.2
Automobiles	2.2
Textiles, Apparel & Luxury Goods	2.1
Food Products	2.0
Trading Companies & Distributors	1.8
Electric Utilities	1.7
Beverages	1.4
Construction & Engineering	1.4
Health Care Equipment & Supplies	1.2
Software	1.2
Professional Services	1.2
Personal Care Products	1.1
Exchange-Traded Fund	1.1
IT Services	1.0
Specialty Retail	1.0
Consumer Staples Distribution & Retail	1.0
Household Durables	1.0
Automobile Components	1.0
Broadline Retail	1.0
Others (each less than 1.0%)	9.5
Short-Term Investments	0.5
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Written Call Options Contracts as of April 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	9,100	USD 93,111,200	USD 112.00	5/29/2026	(118,300)
iShares MSCI EAFE ETF	Exchange-Traded	9,100	USD 93,111,200	USD 100.00	6/30/2026	(3,985,800)
iShares MSCI EAFE ETF	Exchange-Traded	9,100	USD 93,111,200	USD 107.00	7/31/2026	(1,205,750)
						(5,309,850)
Written Put Options Contracts as of April 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	9,100	USD 93,111,200	USD 83.00	5/29/2026	(109,200)
iShares MSCI EAFE ETF	Exchange-Traded	9,100	USD 93,111,200	USD 76.00	6/30/2026	(218,400)
iShares MSCI EAFE ETF	Exchange-Traded	9,100	USD 93,111,200	USD 81.00	7/31/2026	(359,450)
						(687,050)
Total Written Options Contracts (Premiums Received $6,451,900)						(5,996,900)

Abbreviations
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	5

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)

JPMorgan International Hedged Equity Laddered Overlay ETF
ASSETS:
Investments in non-affiliates, at value	$280,107,480
Investments in affiliates, at value	1,368,676
Options purchased, at value	3,057,600
Cash	302,010
Foreign currency, at value	166,216
Receivables:
Investment securities sold	3,757,984
Dividends from non-affiliates	1,185,195
Dividends from affiliates	2,309
Tax reclaims	779,789
Securities lending income (See Note 2.C.)	5
Total Assets	290,727,264
LIABILITIES:
Payables:
Investment securities purchased	3,987,584
Options written, at value	5,996,900
Accrued liabilities:
Investment advisory fees	57,060
Administration fees	17,147
Printing and mailing costs	12,391
Custodian and accounting fees	15,206
Other	29,723
Total Liabilities	10,116,011
Net Assets	$280,611,253
NET ASSETS:
Paid-in-Capital	$236,644,058
Total distributable earnings (loss)	43,967,195
Total Net Assets	$280,611,253
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	5,198,398
Net asset value, per share	$53.98
Cost of investments in non-affiliates	$198,324,048
Cost of investments in affiliates	1,368,760
Cost of options purchased	6,360,900
Cost of foreign currency	166,202
Premiums received from options written	6,451,900
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2026

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)

JPMorgan International Hedged Equity Laddered Overlay ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$217,837
Interest income from affiliates	1,577
Dividend income from non-affiliates	4,267,598
Dividend income from affiliates	18,332
Income from securities lending (net) (See Note 2.C.)	11
Foreign taxes withheld (net)	(391,336)
Total investment income	4,114,019
EXPENSES:
Investment advisory fees	330,634
Administration fees	99,191
Custodian and accounting fees	64,989
Interest expense to affiliates	472
Professional fees	48,989
Trustees’ and Chief Compliance Officer’s fees	12,619
Printing and mailing costs	16,880
Registration and filing fees	10,556
Other	15,580
Total expenses	599,910
Less fees waived	(10,282)
Net expenses	589,628
Net investment income (loss)	3,524,391
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,798,048
Investments in affiliates	(181)
In-kind redemptions of investments in non-affiliates (See Note 4)	8,484,051
Options purchased	(5,643,633)
Foreign currency transactions	(65,082)
Options written	(2,022,183)
Net realized gain (loss)	4,551,020
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	10,174,154
Investments in affiliates	(17)
Options purchased	(2,059,031)
Foreign currency translations	36,158
Options written	116,593
Change in net unrealized appreciation/depreciation	8,267,857
Net realized/unrealized gains (losses)	12,818,877
Change in net assets resulting from operations	$16,343,268
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan International Hedged Equity Laddered Overlay ETF (a)
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,524,391	$4,758,783
Net realized gain (loss)	4,551,020	(1,990,838)
Change in net unrealized appreciation/depreciation	8,267,857	28,750,501
Change in net assets resulting from operations	16,343,268	31,518,446
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,493,257)	(4,988,756)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	13,826,269	48,373,999
NET ASSETS:
Change in net assets	22,676,280	74,903,689
Beginning of period	257,934,973	183,031,284
End of period	$280,611,253	$257,934,973

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2026

	JPMorgan International Hedged Equity Laddered Overlay ETF (a)
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$32,387,696	$92,655,307
Distributions reinvested	—	3,672,531
Cost of shares redeemed	(18,561,427)	(45,951,002)
Change in net assets resulting from capital transactions	13,826,269	50,376,836
Class A
Proceeds from shares issued	—	2,220,361
Distributions reinvested	—	233,668
Cost of shares redeemed	—	(2,280,079)
Change in net assets resulting from Class A capital transactions	—	173,950
Class C
Proceeds from shares issued	—	124,626
Distributions reinvested	—	6,535
Cost of shares redeemed	—	(102,836)
Change in net assets resulting from Class C capital transactions	—	28,325
Class R5 (c)
Cost of shares redeemed	—	(25,068)
Change in net assets resulting from Class R5 capital transactions	—	(25,068)
Class R6
Proceeds from shares issued	—	1,599,131
Distributions reinvested	—	397,888
Cost of shares redeemed	—	(4,177,063)
Change in net assets resulting from Class R6 capital transactions	—	(2,180,044)
Total change in net assets resulting from capital transactions	$13,826,269	$48,373,999

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 11, 2025. See Note 1.
(c)
Liquidated on December 10, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan International Hedged Equity Laddered Overlay ETF (a)
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (b)
Issued	600,000	1,916,983
Reinvested	—	83,295
Redeemed	(350,000)	(975,177)
Change in Shares	250,000	1,025,101
Class A
Issued	—	46,492
Reinvested	—	5,296
Redeemed	—	(48,832)
Change in Class A Shares	—	2,956
Class C
Issued	—	2,682
Reinvested	—	148
Redeemed	—	(2,286)
Change in Class C Shares	—	544
Class R5 (c)
Redeemed	—	(1,495)
Change in Class R5 Shares	—	(1,495)
Class R6
Issued	—	34,480
Reinvested	—	9,032
Redeemed	—	(87,054)
Change in Class R6 Shares	—	(43,542)

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 11, 2025. See Note 1.
(c)
Liquidated on December 10, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Laddered Overlay ETF (h)
Six Months Ended April 30, 2026 (Unaudited)	$52.12	$0.70	$2.74	$3.44	$(1.58)
Year Ended October 31, 2025	46.18	1.09	6.10	7.19	(1.25)
Year Ended October 31, 2024	41.24	1.04	5.08	6.12	(1.18)
Year Ended October 31, 2023	38.85	0.99	2.31	3.30	(0.91)
Year Ended October 31, 2022	46.18	0.91	(7.12)	(6.21)	(1.12)
Year Ended October 31, 2021	38.90	0.88	7.17	8.05	(0.77)

(a)
Per share amounts reflect the conversion of the JPMorgan International Hedged Equity Fund ("Acquired Fund") into the JPMorgan International Hedged Equity
Laddered Overlay ETF (the "Fund") as of the close of business on July 11, 2025.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 11, 2025. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund net asset value ("NAV") is calculated. Prior to the Fund listing on July 14, 2025, the NAV performance of the Class I Shares of the Acquired Fund is used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class I Shares for the period November 1, 2020 up through the reorganization.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(j)	Interest expense is 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$53.98	$54.00	6.72%	6.22%	$280,611,253	0.45%(i)	2.66%(i)	0.45%(i)	12%
52.12	52.38	16.08	16.66	257,934,973	0.56	2.25	0.68	31
46.18	46.18	15.07	15.07	160,132,105	0.60	2.27	0.82	27
41.24	41.24	8.55	8.55	133,817,596	0.60 (j)	2.37	0.79	22
38.85	38.85	(13.68)	(13.68)	156,580,905	0.60	2.21	0.81	17
46.18	46.18	20.90	20.90	148,702,864	0.60	2.02	0.79	50
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan International Hedged Equity Laddered Overlay ETF (the "Fund") is a separate diversified series of the Trust covered in this report.
As of the close of business on July 11, 2025 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan International Hedged Equity Fund (a mutual fund) (the “Acquired Fund” or “International Hedged Equity Fund”), a series of JPMorgan Trust IV, was reorganized (the "Reorganization") into the Fund, a newly created exchange traded fund. Following the Reorganization, the Acquired Fund’s performance (Class I Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on July 31, 2028. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the year ended October 31, 2025.
The investment objective of the Fund is to seek to provide capital appreciation.
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these

14	J.P. Morgan Exchange-Traded Funds	April 30, 2026

fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$562,791	$21,684,860	$—	$22,247,651
Belgium	—	2,130,229	—	2,130,229
China	—	1,246,539	—	1,246,539
Denmark	972,271	4,722,480	—	5,694,751
Finland	—	1,247,132	—	1,247,132
France	—	30,467,399	—	30,467,399
Germany	1,105,165	30,630,805	—	31,735,970
Hong Kong	—	5,155,671	—	5,155,671
Ireland	—	1,252,401	—	1,252,401
Italy	—	6,364,491	—	6,364,491
Japan	886,904	64,263,492	—	65,150,396
Macau	—	198,066	—	198,066
Netherlands	716,801	14,000,496	—	14,717,297
Singapore	605,109	3,351,940	—	3,957,049
Spain	—	9,250,259	—	9,250,259
Sweden	487,960	6,848,355	—	7,336,315
Switzerland	—	12,474,058	—	12,474,058
United Kingdom	1,123,432	37,616,022	—	38,739,454

April 30, 2026	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$916,321	$19,826,031	$—	$20,742,352
Total Common Stocks	7,376,754	272,730,726	—	280,107,480
Options Purchased	3,057,600	—	—	3,057,600
Short-Term Investments
Investment Companies	1,368,676	—	—	1,368,676
Total Short-Term Investments	1,368,676	—	—	1,368,676
Total Investments in Securities	$11,803,030	$272,730,726	$—	$284,533,756
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(5,309,850)	$—	$—	$(5,309,850)
Put Options Written	(687,050)	—	—	(687,050)
Total Depreciation in Other Financial Instruments	$(5,996,900)	$—	$—	$(5,996,900)
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of April 30, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not have any securities out on loan at April 30, 2026.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2026

D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$1,484,941	$4,868,501	$4,984,568	$(181)	$(17)	$1,368,676	1,368,539	$18,332	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	885,644	885,644	—	—	—	—	386 *	—
Total	$1,484,941	$5,754,145	$5,870,212	$(181)	$(17)	$1,368,676		$18,718	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Options— The Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statement of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Fund's options activity during the six months ended April 30, 2026 (amounts in thousands, except number of contracts):

Exchange-Traded Options:
Average Number of Contracts Purchased	27,146
Average Number of Contracts Written	(54,291)
Ending Number of Contracts Purchased	27,300
Ending Number of Contracts Written	(54,600)
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2026

M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2026, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees paid to the Administrator.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended April 30, 2026, and the contractual expense limitation is in place until at least July 31, 2028.
For the six months ended April 30, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Management Fees
$9,676
Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

April 30, 2026	J.P. Morgan Exchange-Traded Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended April 30, 2026 was $606.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$31,592,200	$44,393,356
During the six months ended April 30, 2026, there were no purchases or sales of U.S. Government securities.
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$31,322,624	$17,740,219
During the six months ended April 30, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$199,601,808	$91,140,573	$12,205,525	$78,935,048
At October 31, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$12,014,748	$22,597,345
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the

20	J.P. Morgan Exchange-Traded Funds	April 30, 2026

Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 110% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2026, the Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
France	10.7%
Germany	11.2
Japan	22.9
United Kingdom	13.6
As of April 30, 2026, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
The Fund invests in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other

April 30, 2026	J.P. Morgan Exchange-Traded Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-CONV1-ETF-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
July 1, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 1, 2026